UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

Andrew Schlossberg President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2010 Annual Report to Shareholders

April 30, 2010

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares NXQ Portfolio

The Market Environment	2

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	16

Fees and Expenses	18

Broad Market Portfolios

Schedules of Investments

PowerShares Dynamic MagniQuant Portfolio	19

PowerShares Dynamic Market Portfolio	22

PowerShares Dynamic OTC Portfolio	24

PowerShares FTSE RAFI US 1000 Portfolio	26

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	37

PowerShares NXQ Portfolio	53

Statements of Assets and Liabilities	54

Statements of Operations	56

Statements of Changes in Net Assets	58

Financial Highlights	60

Notes to Financial Statements	63

Report of Independent Registered Public Accounting Firm	74

Tax Information	75

Proxy Results	76

Trustees and Officers	77

Board Considerations Regarding Continuation of Investment Advisory Agreements	84

The Market Environment

For the fiscal year ended April 30, 2010 (the "reporting period"), the U.S. markets recouped more than their previous year's losses. With the government's bank support programs firmly in place, the U.S. economy rebounded from its worst recession since the 1920s and U.S. equity markets rallied accordingly during the same period with the following performance: S&P 500® Index returned 38.82%, Dow Jones Industrial Index returned 38.61% and NASDAQ-100® Index returned 44.44%. As a result of the tremendous government assistance provided to U.S. banks, insurers, and automotive companies, consumer discretionary and financial stocks surged the most out of the ten S&P 500® sectors. Despite the sharp rise in U.S. equity prices, almost $23 billion in outflows occurred during this timeframe (based on Investment Company Institute statistics) as investors re-allocated their assets to income-generating products.

Interest rates remained at historically low levels, which supported bond prices during the reporting period. With the exception of U.S. Treasuries, fixed income markets enjoyed unprecedented gains in both total returns and inflows over the reporting period. Despite a newfound aversion to equity risk, investors put the most money to work in the riskiest bond sectors. As a result, higher beta bond sectors performed the best during the reporting period. For example, the Bank of America Merrill Lynch (BAML) U.S. High Yield Master II Index returned 44.20%, while the BAML U.S. Corporate, Government & Mortgage Index (prev. Domestic Master) returned 7.84% during the reporting period. Municipal bonds benefited from low supply and the establishment of the Build America Bond (BAB) program. As a result, the BAML Municipal Master Index returned 9.73% and the BAML BAB Index returned 9.60%. According to ICI statistics, domestic bond funds grew at a record pace during the reporting period, experiencing $353.5 billion in taxable inflows and $68.5 billion in municipal bond inflows.

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Manager's Analysis

PowerShares Dynamic MagniQuant Portfolio (ticker: PIQ)

The PowerShares Dynamic MagniQuant Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Top 200 Dynamic IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 34.54%. Over this same year, the Index returned 35.74%, while the S&P 500® Equal Weight Index returned 51.65%. The Fund benefited from positive performance in information technology, consumer discretionary and health care sectors. Fund performance was positive within each sector for the reporting period.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Consumer Discretionary	30.7
Information Technology	21.0
Industrials	14.6
Materials	10.3
Health Care	9.1
Consumer Staples	8.0
Financials	4.7
Telecommunication Services	0.6
Energy	0.5
Utilities	0.5
Money Market Fund	0.2
Other	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Value	26.9
Mid-Cap Value	19.0
Mid-Cap Growth	17.0
Large-Cap Growth	13.5
Small-Cap Growth	12.0
Large-Cap Value	11.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Select Comfort Corp.	0.7
Dollar Thrifty Automotive Group, Inc.	0.7
Phillips-Van Heusen Corp.	0.7
Entercom Communications Corp.	0.6
PolyOne Corp.	0.6
KapStone Paper and Packaging Corp.	0.6
SanDisk Corp.	0.6
RF Micro Devices, Inc.	0.6
Maidenform Brands, Inc.	0.6
Clearwater Paper Corp.	0.6
Total	6.3

Manager's Analysis (Continued)

PowerShares Dynamic MagniQuant Portfolio (ticker: PIQ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg. Ann.††		Fund Inception†
	1 Year	3 Year	Avg. Ann.††	Cumulative
Index
Top 200 Dynamic IntellidexSM Index	35.74%	-5.68%	-1.97%	-6.81%
S&P 500® Equal Weight Index	51.65%	-2.48%	1.79%	6.56%
Russell 3000® Index	40.90%	-4.56%	-0.54%	-1.92%
Fund
NAV Return	34.54%	-6.39%	-2.69%	-9.22%
Share Price Return	34.62%	-6.40%	-2.66%	-9.11%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.87%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.65% while the Fund's total gross operating expense ratio was 0.98%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Equal Weight Index and Russell 3000® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,942 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Dynamic Market Portfolio (ticker: PWC)

The PowerShares Dynamic Market Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Market IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 29.75%. Over this same year, the Index returned 30.76%, while the Russell 3000® Index returned 40.90%. The Fund benefited from positive performance in information technology, health care and consumer discretionary sectors. Fund performance was positive within each sector.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Information Technology	18.3
Financials	14.3
Health Care	12.1
Consumer Discretionary	11.8
Industrials	11.4
Energy	10.9
Consumer Staples	10.1
Utilities	4.6
Materials	4.1
Telecommunication Services	2.3
Money Market Fund	0.1
Other	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Value	38.1
Large-Cap Growth	24.2
Mid-Cap Growth	12.8
Small-Cap Growth	10.4
Mid-Cap Value	9.0
Small-Cap Value	5.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Occidental Petroleum Corp.	3.8
Colgate-Palmolive Co.	3.5
National Oilwell Varco, Inc.	3.4
General Mills, Inc.	3.4
Edison International	3.2
International Paper Co.	3.1
Intel Corp.	2.7
Texas Instruments, Inc.	2.6
Microsoft Corp.	2.6
3M Co.	2.6
Total	30.9

Manager's Analysis (Continued)

PowerShares Dynamic Market Portfolio (ticker: PWC)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2010
	Avg. Ann.††			Fund Inception†
	1 Year	3 Year	5 Year	Avg. Ann.††	Cumulative
Index
Dynamic Market IntellidexSM Index	30.76%	-7.38%	2.01%	7.41%	64.95%
S&P 500® Index	38.82%	-5.04%	2.63%	5.84%	48.76%
Russell 3000® Index	40.90%	-4.56%	3.28%	6.68%	57.29%
Fund
NAV Return	29.75%	-7.89%	1.56%	6.79%	58.35%
Share Price Return	29.80%	-7.88%	1.58%	6.78%	58.33%

Fund Inception: May 1, 2003

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay during previous fiscal periods certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.60%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) and total gross operating expense ratio was determined to be 0.60%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 3000® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,942 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Dynamic OTC Portfolio (ticker: PWO)

The PowerShares Dynamic OTC Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic OTC IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 37.73%. Over this same year, the Index returned 38.67%, while the NASDAQ-100® Index returned 44.44%. The Fund benefited from positive performance in information technology, health care and consumer discretionary sectors. Fund performance was positive within each sector for the reporting period.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Information Technology	53.1
Consumer Discretionary	14.5
Health Care	14.5
Financials	7.8
Industrials	5.4
Consumer Staples	2.0
Telecommunication Services	1.1
Energy	0.9
Materials	0.7
Money Market Fund	0.1
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Growth	38.1
Large-Cap Growth	26.0
Small-Cap Value	15.2
Small-Cap Growth	15.1
Mid-Cap Value	5.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
SanDisk Corp.	3.8
Apple, Inc.	3.6
F5 Networks, Inc.	3.4
Intel Corp.	3.1
Cisco Systems, Inc.	3.1
VeriSign, Inc.	3.1
BMC Software, Inc.	3.0
Microsoft Corp.	3.0
Fiserv, Inc.	3.0
Automatic Data Processing, Inc.	2.9
Total	32.0

Manager's Analysis (Continued)

PowerShares Dynamic OTC Portfolio (ticker: PWO)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2010
	Avg. Ann.††			Fund Inception†
	1 Year	3 Year	5 Year	Avg. Ann.††	Cumulative
Index
Dynamic OTC IntellidexSM Index	38.67%	-5.75%	1.87%	7.46%	65.43%
NASDAQ Composite Index	43.32%	-0.85%	5.07%	7.70%	68.08%
NASDAQ-100® Index	44.44%	2.93%	7.66%	9.34%	86.78%
Fund
NAV Return	37.73%	-6.30%	1.35%	6.82%	58.66%
Share Price Return	37.73%	-6.31%	1.34%	6.80%	58.46%

Fund Inception: May 1, 2003

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.74%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.60% while the Fund's total gross operating expense ratio was 0.85%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and NASDAQ-100® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 3,087 and 100 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares FTSE RAFI US 1000 Portfolio (ticker: PRF)

The PowerShares FTSE RAFI US 1000 Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the FTSE RAFI U.S. 1000 Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 54.57%. Over this same year, the Index returned 55.05%, while the S&P 500® Index returned 38.82%. The Fund benefited from positive performance in the financials, consumer discretionary, and industrials sectors. The Fund did not suffer from negative performance in any of the sectors in which it was invested.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Financials	21.9
Industrials	11.9
Energy	11.7
Consumer Discretionary	11.6
Information Technology	10.9
Consumer Staples	9.5
Health Care	8.9
Utilities	5.5
Telecommunication Services	4.4
Materials	3.7

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Value	42.7
Large-Cap Growth	30.7
Mid-Cap Value	13.4
Mid-Cap Growth	8.2
Small-Cap Value	3.3
Small-Cap Growth	1.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Exxon Mobil Corp.	2.9
General Electric Co.	2.5
Bank of America Corp.	2.3
AT&T, Inc.	2.1
Chevron Corp.	1.8
Microsoft Corp.	1.7
Citigroup, Inc.	1.7
JPMorgan Chase & Co.	1.6
Wells Fargo & Co.	1.5
ConocoPhillips	1.5
Total	19.6

Manager's Analysis (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (ticker: PRF)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg. Ann.††		Fund Inception†
	1 Year	3 Year	Avg. Ann.††	Cumulative
Index
FTSE RAFI U.S. 1000 Index	55.05%	-2.48%	3.60%	16.66%
S&P 500® Index	38.82%	-5.04%	0.95%	4.19%
Russell 1000® Index	40.21%	-4.71%	1.22%	5.37%
Fund
NAV Return	54.57%	-2.87%	3.08%	14.12%
Share Price Return	54.66%	-2.87%	3.15%	14.48%

Fund Inception: December 19, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.46%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.39% while the Fund's total gross operating expense ratio was 0.45%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 1000® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 1,000 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (ticker: PRFZ)

The PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the FTSE RAFI U.S. 1500 Small-Mid Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 72.38%. Over this same year, the Index returned 72.14%, while the S&P Small Cap 600® Index returned 47.79%. The Fund benefited from positive performance in the consumer discretionary, information technology, and industrials sectors. The Fund was positive within each sector in which it was invested.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Financials	22.0
Industrials	19.1
Consumer Discretionary	18.7
Information Technology	15.9
Health Care	7.0
Energy	5.9
Materials	5.4
Consumer Staples	2.9
Utilities	1.7
Telecommunication Services	1.4
Money Market Fund	0.0
Other	0.0

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Value	50.0
Small-Cap Growth	38.6
Mid-Cap Growth	9.2
Mid-Cap Value	1.9
Large-Cap Growth	0.2
Large-Cap Value	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
NCI Building Systems, Inc.	0.7
FelCor Lodging Trust, Inc.	0.3
Strategic Hotels & Resorts, Inc.	0.3
NACCO Industries, Inc.	0.3
Citizens Republic Bancorp, Inc.	0.2
PMI Group, Inc. (The)	0.2
Ashford Hospitality Trust, Inc.	0.2
USEC, Inc.	0.2
Kilroy Realty Corp.	0.2
PolyOne Corp.	0.2
Total	2.8

Manager's Analysis (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (ticker: PRFZ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg. Ann.††		Fund Inception†
	1 Year	3 Year	Avg. Ann.††	Cumulative
Index
FTSE RAFI U.S. 1500 Small-Mid Index	72.14%	2.57%	5.97%	23.27%
S&P Small Cap 600® Index	47.79%	-2.03%	1.90%	6.98%
Russell 2000® Index	48.95%	-2.79%	1.05%	3.81%
Fund
NAV Return	72.38%	2.47%	5.67%	22.02%
Share Price Return	72.59%	2.47%	5.66%	21.97%

Fund Inception: September 20, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.66%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.39% while the Fund's total gross operating expense ratio was 0.51%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Small Cap 600® Index and Russell 2000® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 600 and 2,000 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares NXQ Portfolio (ticker: PNXQ)

The PowerShares NXQ Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the NASDAQ Q-50 IndexSM (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 56.81%. Over this same year, the Index returned 55.06%, while the NASDAQ-100® Index returned 44.44%. The Fund benefited from positive performance in information technology, consumer discretionary and health care sectors. Fund performance was positive within each sector for the reporting period. The Fund outperformed the Index due to positive trading slippage during the June rebalance.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Information Technology	36.0
Health Care	20.0
Consumer Discretionary	19.9
Industrials	7.5
Consumer Staples	6.4
Telecommunication Services	4.3
Materials	4.1
Energy	1.9
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Growth	79.9
Large-Cap Growth	11.2
Mid-Cap Value	8.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Micron Technology, Inc.	3.7
Cree, Inc.	3.6
Dendreon Corp.	3.4
Whole Foods Market, Inc.	3.1
Akamai Technologies, Inc.	3.1
Perrigo Co.	2.6
F5 Networks, Inc.	2.6
Dollar Tree, Inc.	2.5
Randgold Resources Ltd.	2.5
Netflix, Inc.	2.5
Total	29.6

Manager's Analysis (Continued)

PowerShares NXQ Portfolio (ticker: PNXQ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of April 30, 2010
	Avg. Ann.††	Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index
NASDAQ Q-50 IndexSM	55.06%	2.98%	6.28%
NASDAQ-100® Index	44.44%	6.38%	13.75%
S&P 500® Index	38.82%	-2.83%	-5.80%
Fund
NAV Return	56.81%	2.73%	5.74%
Share Price Return	57.02%	3.09%	6.52%

Fund Inception: April 3, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.70% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ-100® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PIQ	PowerShares Dynamic MagniQuant Portfolio	10/12/06	893	329	21	1	1	0	0
PWC	PowerShares Dynamic Market Portfolio	05/01/03	1649	790	71	12	2	0	0
PWO	PowerShares Dynamic OTC Portfolio	05/01/03	1649	753	38	16	1	1	0
PRF	PowerShares FTSE RAFI US 1000 Portfolio	12/19/05	1089	480	14	5	0	0	1
PRFZ	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	09/20/06	909	366	22	3	0	2	1
PNXQ	PowerShares NXQ Portfolio	04/03/08	524	159	4	0	0	0	0

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PIQ	528	10	3	0	0	0
PWC	760	10	4	0	0	0
PWO	818	18	4	0	0	0
PRF	555	24	8	2	0	0
PRFZ	480	33	2	0	0	0
PNXQ	353	7	1	0	0	0

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2010.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic MagniQuant Portfolio Actual	$1,000.00	$1,211.16	0.65%	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Market Portfolio Actual	$1,000.00	$1,158.66	0.60%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
PowerShares Dynamic OTC Portfolio Actual	$1,000.00	$1,224.56	0.60%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
PowerShares FTSE RAFI US 1000 Portfolio Actual	$1,000.00	$1,204.37	0.39%	$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.39%	$1.96
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio Actual	$1,000.00	$1,325.01	0.39%	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.39%	$1.96
PowerShares NXQ Portfolio Actual	$1,000.00	$1,301.17	0.70%	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—30.7%
6,383	American Greetings Corp., Class A	$156,767
7,966	Big 5 Sporting Goods Corp.	135,024
3,634	Big Lots, Inc.*	138,819
3,185	Children's Place Retail Stores, Inc. (The)*	145,937
3,341	Coach, Inc.	139,487
5,387	Collective Brands, Inc.*	126,325
6,940	Cooper Tire & Rubber Co.	147,267
2,787	Cracker Barrel Old Country Store, Inc.	137,594
4,897	Dress Barn, Inc. (The)*	135,549
5,254	Drew Industries, Inc.*	134,765
4,520	DSW, Inc., Class A*	136,504
11,969	Entercom Communications Corp., Class A*	174,269
8,035	Gannett Co., Inc.	136,756
5,662	Gap, Inc. (The)	140,021
2,985	Guess?, Inc.	136,922
4,694	Hanesbrands, Inc.*	133,638
5,036	Helen of Troy Ltd.*	136,022
6,071	Hillenbrand, Inc.	149,225
2,892	J.Crew Group, Inc.*	134,391
3,797	Jarden Corp.	121,960
3,216	Jo-Ann Stores, Inc.*	141,890
2,900	John Wiley & Sons, Inc., Class A	122,583
7,068	Maidenform Brands, Inc.*	161,292
5,535	Mattel, Inc.	127,582
25,254	McClatchy Co. (The), Class A*	137,634
1,907	McDonald's Corp.	134,615
3,560	McGraw-Hill Cos., Inc. (The)	120,043
1,801	NIKE, Inc., Class B	136,714
3,296	Nordstrom, Inc.	136,224
4,472	PetSmart, Inc.	147,889
2,797	Phillips-Van Heusen Corp.	176,239
2,661	Polaris Industries, Inc.	157,451
1,523	Polo Ralph Lauren Corp.	136,918
8,627	RC2 Corp.*	158,478
13,615	Retail Ventures, Inc.*	147,314
4,140	Scholastic Corp.	111,821
15,808	Select Comfort Corp.*	178,947
15,103	Service Corp. International	135,625
1,921	Sherwin-Williams Co. (The)	149,972
3,961	Skechers U.S.A., Inc., Class A*	151,904
5,314	Starbucks Corp.	138,058
14,899	Stein Mart, Inc.*	141,243
4,286	Tempur-Pedic International, Inc.*	144,438
3,587	Thor Industries, Inc.	128,092
2,742	Tiffany & Co.	132,932
6,584	Timberland Co. (The), Class A*	141,556
2,924	TJX Cos., Inc. (The)	135,498
4,530	TRW Automotive Holdings Corp.*	145,911
2,604	Tupperware Brands Corp.	132,986
2,315	UniFirst Corp.	113,134

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,779	Urban Outfitters, Inc.*	$141,750
1,573	VF Corp.	135,939
4,106	Viacom, Inc., Class B*	145,065
3,897	Walt Disney Co. (The)	143,566
2,916	Warnaco Group, Inc. (The)*	139,501
1,447	Whirlpool Corp.	157,535
4,415	Wolverine World Wide, Inc.	135,143
5,294	Wyndham Worldwide Corp.	141,932
3,610	Yum! Brands, Inc.	153,136
		8,315,792
	Consumer Staples—8.0%
2,325	Brown-Forman Corp., Class B	135,269
1,468	Colgate-Palmolive Co.	123,459
4,977	ConAgra Foods, Inc.	121,787
15,103	Darling International, Inc.*	143,327
3,834	Dr Pepper Snapple Group, Inc.	125,487
6,755	Elizabeth Arden, Inc.*	123,009
2,100	Energizer Holdings, Inc.*	128,310
2,025	Estee Lauder Cos., Inc. (The), Class A	133,488
1,691	General Mills, Inc.	120,365
2,652	H.J. Heinz Co.	124,299
8,963	Inter Parfums, Inc.	154,881
2,004	Kimberly-Clark Corp.	122,765
2,681	NBTY, Inc.*	109,063
4,555	Nu Skin Enterprises, Inc., Class A	136,923
1,924	Procter & Gamble Co. (The)	119,596
2,251	Wal-Mart Stores, Inc.	120,766
3,887	WD-40 Co.	136,939
		2,179,733
	Energy—0.5%
4,238	Alliance Holdings GP LP	136,548
	Financials—4.7%
2,461	Aflac, Inc.	125,413
3,187	American Express Co.	146,984
4,705	American Financial Group, Inc.	138,468
9,125	Calamos Asset Management, Inc., Class A	113,606
3,176	Cash America International, Inc.	117,703
3,005	Commerce Bancshares, Inc.	124,467
6,170	EZCORP, Inc., Class A*	127,781
7,098	Progressive Corp. (The)	142,599
3,277	Safety Insurance Group, Inc.	122,199
2,913	World Acceptance Corp.*	102,771
		1,261,991
	Health Care—9.1%
2,083	Allergan, Inc.	132,666
4,341	AmerisourceBergen Corp.	133,920
5,891	AmSurg Corp., Class A*	122,061
4,966	Bristol-Myers Squibb Co.	125,590
9,738	Bruker Corp.*	148,894
6,226	Cantel Medical Corp.	124,271

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,584	Cardinal Health, Inc.	$124,329
1,976	DaVita, Inc.*	123,362
18,814	Exelixis, Inc.*	108,745
6,612	Healthspring, Inc.*	116,371
2,326	Hospira, Inc.*	125,116
4,462	Invacare Corp.	117,931
1,932	Johnson & Johnson	124,228
2,058	McKesson Corp.	133,379
2,275	MEDNAX, Inc.*	124,988
1,225	Mettler-Toledo International, Inc.*	153,713
3,392	Sirona Dental Systems, Inc.*	141,412
2,292	Stryker Corp.	131,652
2,040	Waters Corp.*	146,860
		2,459,488
	Industrials—14.6%
1,519	3M Co.	134,690
2,687	A.O. Smith Corp.	138,730
2,321	Amerco, Inc.*	144,946
5,432	ATC Technology Corp.*	111,030
10,386	Comfort Systems USA, Inc.	146,235
3,844	Crane Co.	138,153
2,144	Cummins, Inc.	154,861
6,781	Deluxe Corp.	142,198
4,052	Dollar Thrifty Automotive Group, Inc.*	178,247
2,950	Donaldson Co., Inc.	136,585
1,787	Eaton Corp.	137,885
5,288	EMCOR Group, Inc.*	151,025
15,646	Hawaiian Holdings, Inc.*	111,087
3,031	Honeywell International, Inc.	143,882
2,598	Hubbell, Inc., Class B	120,729
3,926	IDEX Corp.	131,914
2,675	Illinois Tool Works, Inc.	136,693
2,376	ITT Corp.	132,034
2,396	Joy Global, Inc.	136,117
1,332	L-3 Communications Holdings, Inc.	124,635
3,758	M&F Worldwide Corp.*	115,220
5,327	McDermott International, Inc.*	146,013
3,193	Oshkosh Corp.*	123,314
3,083	Pall Corp.	120,206
2,018	Parker Hannifin Corp.	139,605
2,163	Rockwell Collins, Inc.	140,595
2,073	United Parcel Service, Inc., Class B	143,327
2,131	United Stationers, Inc.*	130,460
1,773	United Technologies Corp.	132,886
		3,943,302
	Information Technology—21.0%
4,982	Altera Corp.	126,344
2,922	Amphenol Corp., Class A	135,026
595	Apple, Inc.*	155,366
4,409	Avnet, Inc.*	140,956

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,897	AVX Corp.	$152,909
3,304	BMC Software, Inc.*	130,045
17,072	Brightpoint, Inc.*	138,112
5,411	CA, Inc.	123,425
5,003	Cisco Systems, Inc.*	134,681
2,350	Computer Sciences Corp.*	123,116
6,904	Corning, Inc.	132,902
6,050	CSG Systems International, Inc.*	137,456
6,960	EMC Corp.*	132,310
2,181	F5 Networks, Inc.*	149,246
2,524	Fiserv, Inc.*	128,951
16,252	Global Cash Access Holdings, Inc.*	141,067
2,692	Harris Corp.	138,584
3,204	Hewitt Associates, Inc., Class A*	131,332
2,397	Hewlett-Packard Co.	124,572
5,929	Intel Corp.	135,359
957	International Business Machines Corp.	123,453
8,025	Jabil Circuit, Inc.	122,943
5,391	Jack Henry & Associates, Inc.	137,578
18,499	Kulicke & Soffa Industries, Inc.*	151,692
3,188	Lender Processing Services, Inc.	120,347
3,610	Lexmark International, Inc., Class A*	133,750
3,420	Littelfuse, Inc.*	144,427
13,435	Micron Technology, Inc.*	125,617
4,247	Microsoft Corp.	129,703
1,373	MicroStrategy, Inc., Class A*	105,172
12,296	ModusLink Global Solutions, Inc.*	109,803
6,688	QLogic Corp.*	129,547
28,914	RF Micro Devices, Inc.*	162,497
4,179	SanDisk Corp.*	166,700
7,359	Sanmina-SCI Corp.*	131,211
4,250	SYNNEX Corp.*	116,535
2,842	Tech Data Corp.*	121,922
6,960	TeleTech Holdings, Inc.*	115,188
3,993	Teradata Corp.*	116,077
4,993	Texas Instruments, Inc.	129,868
6,307	VeriFone Holdings, Inc.*	120,022
4,884	VeriSign, Inc.*	133,187
3,151	Western Digital Corp.*	129,475
		5,688,473
	Materials—10.3%
3,247	Albemarle Corp.	148,258
2,585	Ashland, Inc.	153,963
4,188	Cabot Corp.	136,277
3,902	Celanese Corp., Series A	124,825
2,522	Clearwater Paper Corp.*	160,601
2,044	Eastman Chemical Co.	136,784
1,619	Freeport-McMoRan Copper & Gold, Inc.	122,283
34,979	Graphic Packaging Holding Co.*	129,072
5,799	H.B. Fuller Co.	135,987

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,891	International Flavors & Fragrances, Inc.	$144,810
5,254	International Paper Co.	140,492
13,289	KapStone Paper and Packaging Corp.*	171,428
1,367	NewMarket Corp.	150,370
15,312	PolyOne Corp.*	173,179
1,978	PPG Industries, Inc.	139,192
5,958	Sealed Air Corp.	128,097
2,553	Sigma-Aldrich Corp.	151,393
4,203	W.R. Grace & Co.*	121,425
1,549	Walter Energy, Inc.	125,175
5,510	Zep, Inc.	101,604
		2,795,215
	Telecommunication Services—0.6%
2,774	Atlantic Tele-Network, Inc.	153,069
	Utilities—0.5%
3,731	Edison International	128,235
	Total Common Stocks and Other Equity Interests (Cost $23,470,612)	27,061,846
	Money Market Fund—0.2%
51,668	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $51,668)	51,668
	Total Investments (Cost $23,522,280)—100.2%	27,113,514
	Liabilities in excess of other assets—(0.2%)	(40,393)
	Net Assets—100.0%	$27,073,121

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Market Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—11.8%
36,796	American Greetings Corp., Class A	$903,710
45,923	Big 5 Sporting Goods Corp.	778,395
112,334	Coach, Inc.	4,689,944
40,006	Cooper Tire & Rubber Co.	848,927
26,055	DSW, Inc., Class A*	786,861
190,390	Gap, Inc. (The)	4,708,345
17,202	Guess?, Inc.	789,056
29,030	Helen of Troy Ltd.*	784,100
18,537	Jo-Ann Stores, Inc.*	817,852
186,147	Mattel, Inc.	4,290,688
16,127	Phillips-Van Heusen Corp.	1,016,162
51,926	RCN Corp.*	762,274
23,870	Scholastic Corp.	644,729
178,673	Starbucks Corp.	4,641,925
13,352	UniFirst Corp.	652,512
		27,115,480
	Consumer Staples—10.1%
21,812	Brown-Forman Corp., Class B	1,269,022
96,383	Colgate-Palmolive Co.	8,105,810
46,686	ConAgra Foods, Inc.	1,142,406
63,372	Elizabeth Arden, Inc.*	1,154,004
18,989	Estee Lauder Cos., Inc. (The), Class A	1,251,755
111,009	General Mills, Inc.	7,901,621
84,091	Inter Parfums, Inc.	1,453,093
25,151	NBTY, Inc.*	1,023,143
		23,300,854
	Energy—10.9%
30,715	Alliance Holdings GP LP	989,637
30,696	Dril-Quip, Inc.*	1,778,219
184,572	Gulfport Energy Corp.*	2,307,150
180,309	National Oilwell Varco, Inc.	7,939,005
98,161	Occidental Petroleum Corp.	8,702,954
27,783	Oceaneering International, Inc.*	1,819,787
98,511	Stone Energy Corp.*	1,605,730
		25,142,482
	Financials—14.3%
75,380	Aflac, Inc.	3,841,365
97,605	American Express Co.	4,501,543
30,875	American Financial Group, Inc.	908,651
59,878	Calamos Asset Management, Inc., Class A	745,481
20,838	Cash America International, Inc.	772,256
19,717	Commerce Bancshares, Inc.	816,678
20,159	Erie Indemnity Co., Class A	933,563
40,485	EZCORP, Inc., Class A*	838,444
36,647	Franklin Resources, Inc.	4,237,859
18,358	GAMCO Investors, Inc., Class A	844,652
217,350	Progressive Corp. (The)	4,366,562
16,808	Reinsurance Group of America, Inc.	867,797

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,504	Safety Insurance Group, Inc.	$801,884
73,536	T. Rowe Price Group, Inc.	4,229,056
70,877	Travelers Cos., Inc. (The)	3,596,299
19,111	World Acceptance Corp.*	674,236
		32,976,326
	Health Care—12.1%
34,809	AmSurg Corp., Class A*	721,242
57,526	Bruker Corp.*	879,572
36,780	Cantel Medical Corp.	734,129
135,838	Cardinal Health, Inc.	4,712,220
74,895	DaVita, Inc.*	4,675,695
111,145	Exelixis, Inc.*	642,418
98,646	Health Management Associates, Inc., Class A*	919,381
39,059	Healthspring, Inc.*	687,438
88,180	Hospira, Inc.*	4,743,202
26,362	Invacare Corp.	696,748
17,907	Lincare Holdings, Inc.*	836,078
78,012	McKesson Corp.	5,055,958
13,441	MEDNAX, Inc.*	738,449
7,236	Mettler-Toledo International, Inc.*	907,973
20,036	Sirona Dental Systems, Inc.*	835,301
		27,785,804
	Industrials—11.4%
66,552	3M Co.	5,901,166
18,925	A.O. Smith Corp.	977,098
15,232	Amerco, Inc.*	951,238
38,252	ATC Technology Corp.*	781,871
47,761	Deluxe Corp.	1,001,548
26,592	Dollar Thrifty Automotive Group, Inc.*	1,169,782
18,302	Hubbell, Inc., Class B	850,494
27,652	IDEX Corp.	929,107
26,469	M&F Worldwide Corp.*	811,540
22,491	Oshkosh Corp.*	868,602
135,151	Pall Corp.	5,269,538
15,009	United Stationers, Inc.*	918,851
77,700	United Technologies Corp.	5,823,615
		26,254,450
	Information Technology—18.3%
39,107	Avnet, Inc.*	1,250,251
87,782	AVX Corp.	1,356,232
151,437	Brightpoint, Inc.*	1,225,125
53,663	CSG Systems International, Inc.*	1,219,223
109,129	Hewlett-Packard Co.	5,671,434
269,976	Intel Corp.	6,163,552
43,589	International Business Machines Corp.	5,622,981
71,177	Jabil Circuit, Inc.	1,090,432
193,393	Microsoft Corp.	5,906,222
59,327	QLogic Corp.*	1,149,164

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Market Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
256,467	RF Micro Devices, Inc.*	$1,441,345
37,698	SYNNEX Corp.*	1,033,679
25,204	Tech Data Corp.*	1,081,252
61,738	TeleTech Holdings, Inc.*	1,021,764
227,343	Texas Instruments, Inc.	5,913,191
55,943	VeriFone Holdings, Inc.*	1,064,595
		42,210,442
	Materials—4.1%
20,945	International Flavors & Fragrances, Inc.	1,049,135
266,484	International Paper Co.	7,125,782
110,951	PolyOne Corp.*	1,254,856
		9,429,773
	Telecommunication Services—2.3%
9,327	AboveNet, Inc.*	471,386
80,430	AT&T, Inc.	2,096,006
12,993	Atlantic Tele-Network, Inc.	716,954
58,225	CenturyTel, Inc.	1,986,055
		5,270,401
	Utilities—4.6%
56,198	DPL, Inc.	1,583,660
213,314	Edison International	7,331,602
45,487	Laclede Group, Inc. (The)	1,550,197
		10,465,459
	Total Common Stocks and Other Equity Interests (Cost $212,740,957)	229,951,471
	Money Market Fund—0.1%
231,098	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $231,098)	231,098
	Total Investments (Cost $212,972,055)—100.0%	230,182,569
	Liabilities in excess of other assets—(0.0%)	(31,908)
	Net Assets—100.0%	$230,150,661

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic OTC Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—14.5%
12,570	Big 5 Sporting Goods Corp.	$213,062
5,027	Children's Place Retail Stores, Inc. (The)*	230,337
5,999	Core-Mark Holding Co., Inc.*	183,089
7,726	Dress Barn, Inc. (The)*	213,856
7,945	Helen of Troy Ltd.*	214,594
40,763	Mattel, Inc.	939,587
32,926	PetSmart, Inc.	1,088,863
6,532	Scholastic Corp.	176,429
24,947	Select Comfort Corp.*	282,400
10,536	Shoe Carnival, Inc.*	291,426
39,120	Starbucks Corp.	1,016,338
27,827	Urban Outfitters, Inc.*	1,043,791
		5,893,772
	Consumer Staples—2.0%
8,772	Costco Wholesale Corp.	518,250
16,882	Inter Parfums, Inc.	291,721
		809,971
	Energy—0.9%
3,137	Alliance Holdings GP LP	101,074
5,228	Atlas Energy, Inc.*	188,626
1,698	OYO Geospace Corp.*	84,391
		374,091
	Financials—7.8%
6,724	Calamos Asset Management, Inc., Class A	83,714
12,918	Commerce Bancshares, Inc.	535,063
13,027	Credit Acceptance Corp.*	587,518
7,386	Dime Community Bancshares	94,171
13,208	Erie Indemnity Co., Class A	611,662
4,542	EZCORP, Inc., Class A*	94,065
4,226	First Cash Financial Services, Inc.*	93,225
3,649	FPIC Insurance Group, Inc.*	99,326
4,357	Life Partners Holdings, Inc.	100,647
6,000	MarketAxess Holdings, Inc.	94,320
2,416	Safety Insurance Group, Inc.	90,093
10,323	T. Rowe Price Group, Inc.	593,676
2,147	World Acceptance Corp.*	75,746
		3,153,226
	Health Care—14.5%
8,369	AmSurg Corp., Class A*	173,406
72,655	Bruker Corp.*	1,110,895
5,373	CorVel Corp.*	178,921
26,732	Exelixis, Inc.*	154,511
4,347	Integra LifeSciences Holdings Corp.*	197,484
2,617	Intuitive Surgical, Inc.*	943,585
10,153	Kendle International, Inc.*	168,032
22,615	Lincare Holdings, Inc.*	1,055,894
4,127	Magellan Health Services, Inc.*	174,201
16,910	Obagi Medical Products, Inc.*	227,947

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,870	Odyssey HealthCare, Inc.*	$205,592
18,321	Perrigo Co.	1,118,131
4,820	Sirona Dental Systems, Inc.*	200,946
		5,909,545
	Industrials—5.4%
1,711	Amerco, Inc.*	106,852
8,350	Apogee Enterprises, Inc.	114,729
5,325	ATC Technology Corp.*	108,843
15,339	Hawaiian Holdings, Inc.*	108,907
13,704	Joy Global, Inc.	778,524
6,074	Sterling Construction Co., Inc.*	106,295
5,007	Sykes Enterprises, Inc.*	113,809
12,194	United Stationers, Inc.*	746,517
		2,184,476
	Information Technology—53.1%
10,166	Acxiom Corp.*	193,967
46,401	Altera Corp.	1,176,729
5,540	Apple, Inc.*	1,446,605
27,244	Automatic Data Processing, Inc.	1,181,300
7,361	Blackbaud, Inc.	169,671
30,772	BMC Software, Inc.*	1,211,186
24,046	Brightpoint, Inc.*	194,532
50,379	CA, Inc.	1,149,145
4,844	Cabot Microelectronics Corp.*	185,816
46,588	Cisco Systems, Inc.*	1,254,149
8,523	CSG Systems International, Inc.*	193,643
5,475	Cymer, Inc.*	186,971
8,508	EchoStar Corp., Class A*	163,439
20,014	Epicor Software Corp.*	183,729
20,317	F5 Networks, Inc.*	1,390,292
23,505	Fiserv, Inc.*	1,200,871
55,216	Intel Corp.	1,260,581
8,704	Interactive Intelligence, Inc.*	172,078
6,685	InterDigital, Inc.*	184,974
7,593	Jack Henry & Associates, Inc.	193,773
15,975	JDS Uniphase Corp.*	207,515
26,055	Kulicke & Soffa Industries, Inc.*	213,651
4,818	Littelfuse, Inc.*	203,464
3,472	ManTech International Corp., Class A*	156,344
39,549	Microsoft Corp.	1,207,826
1,934	MicroStrategy, Inc., Class A*	148,144
17,325	ModusLink Global Solutions, Inc.*	154,712
18,031	Monotype Imaging Holdings, Inc.*	188,244
7,860	Multi-Fineline Electronix, Inc.*	203,731
5,423	National Instruments Corp.	187,527
11,103	Oplink Communications, Inc.*	167,766
9,848	Parametric Technology Corp.*	183,074
20,654	PMC - Sierra, Inc.*	182,788
4,769	Power Integrations, Inc.	183,511
6,124	Progress Software Corp.*	197,499

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic OTC Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,416	QLogic Corp.*	$182,388
15,352	Radiant Systems, Inc.*	216,003
40,728	RF Micro Devices, Inc.*	228,891
38,914	SanDisk Corp.*	1,552,280
10,365	Sanmina-SCI Corp.*	184,808
26,792	SMART Modular Technologies (WWH), Inc.*	188,080
11,425	Super Micro Computer, Inc.*	162,007
4,003	Tech Data Corp.*	171,729
9,799	TeleTech Holdings, Inc.*	162,173
18,698	TIBCO Software, Inc.*	213,157
45,486	VeriSign, Inc.*	1,240,403
		21,581,166
	Materials—0.7%
4,411	Sigma-Aldrich Corp.	261,572
	Telecommunication Services—1.1%
2,693	Atlantic Tele-Network, Inc.	148,600
7,374	NII Holdings, Inc.*	312,805
		461,405
	Total Common Stocks and Other Equity Interests (Cost $34,792,040)	40,629,224
	Money Market Fund—0.1%
62,213	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $62,213)	62,213
	Total Investments (Cost $34,854,253)—100.1%	40,691,437
	Liabilities in excess of other assets—(0.1%)	(56,669)
	Net Assets—100.0%	$40,634,768

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—11.6%
4,854	Aaron's, Inc.	$109,555
5,189	Abercrombie & Fitch Co., Class A	226,915
3,695	Advance Auto Parts, Inc.	166,644
3,828	Amazon.com, Inc.*	524,666
9,329	American Eagle Outfitters, Inc.	156,820
5,007	AnnTaylor Stores Corp.*	108,652
3,279	Apollo Group, Inc., Class A*	188,247
8,981	ArvinMeritor, Inc.*	137,589
8,969	Asbury Automotive Group, Inc.*	139,468
6,200	Autoliv, Inc.	339,450
22,272	AutoNation, Inc.*	449,894
1,153	AutoZone, Inc.*	213,317
5,797	Barnes & Noble, Inc.	127,766
19,983	Beazer Homes USA, Inc.*	131,288
8,183	Bed Bath & Beyond, Inc.*	376,091
26,911	Best Buy Co., Inc.	1,227,142
4,403	Big Lots, Inc.*	168,195
5,220	BorgWarner, Inc.	226,235
12,451	Boyd Gaming Corp.*	158,128
7,555	Brinker International, Inc.	139,919
11,202	Brunswick Corp.	234,122
6,068	Burger King Holdings, Inc.	128,035
4,557	Cabela's, Inc., Class A*	82,755
9,014	Cablevision Systems Corp., Class A	247,344
3,703	Career Education Corp.*	108,387
11,158	CarMax, Inc.*	274,152
31,902	Carnival Corp.	1,330,313
76,104	CBS Corp., Class B	1,233,646
2,291	Central European Media Enterprises Ltd., Class A (Bermuda)*	77,894
15,305	Charming Shoppes, Inc.*	86,473
6,623	Chico's FAS, Inc.*	98,616
27,551	Clear Channel Outdoor Holdings, Inc., Class A*	319,041
5,375	Coach, Inc.	224,406
4,702	Collective Brands, Inc.*	110,262
184,001	Comcast Corp., Class A	3,587,653
2,910	Core-Mark Holding Co., Inc.*	88,813
30,922	D.R. Horton, Inc.	454,244
7,175	Dana Holding Corp.*	95,858
6,079	Darden Restaurants, Inc.	272,035
3,888	Dick's Sporting Goods, Inc.*	113,180
12,824	Dillard's, Inc., Class A	360,098
23,609	DIRECTV, Class A*	855,354
5,825	Discovery Communications, Inc., Class A*	225,428
6,120	Discovery Communications, Inc., Class C*	204,224
19,679	DISH Network Corp., Class A	435,890
3,163	Dollar Tree, Inc.*	192,057
6,816	Domino's Pizza, Inc.*	105,035

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,015	DreamWorks Animation SKG, Inc., Class A*	$79,975
19,184	E.W. Scripps Co., Class A*	209,873
50,817	Eastman Kodak Co.*	311,000
1,063	Education Management Corp.*	23,205
16,074	Exide Technologies*	95,480
10,287	Expedia, Inc.	242,876
6,857	Family Dollar Stores, Inc.	271,263
2,445	Federal Mogul Corp.*	46,504
16,237	Foot Locker, Inc.	249,238
258,291	Ford Motor Co.*	3,362,949
11,125	Fortune Brands, Inc.	583,173
13,902	GameStop Corp., Class A*	337,958
33,284	Gannett Co., Inc.	566,494
22,960	Gap, Inc. (The)	567,801
5,669	Garmin Ltd.	211,907
10,616	Genuine Parts Co.	454,365
45,598	Goodyear Tire & Rubber Co. (The)*	612,381
4,593	Group 1 Automotive, Inc.*	142,613
15,644	H&R Block, Inc.	286,442
6,167	Hanesbrands, Inc.*	175,574
15,642	Harley-Davidson, Inc.	529,169
2,625	Harman International Industries, Inc.*	103,635
5,594	Hasbro, Inc.	214,586
101,080	Home Depot, Inc. (The)	3,563,070
19,815	Hovnanian Enterprises, Inc., Class A*	140,885
5,395	Hyatt Hotels Corp., Class A*	222,112
1,301	Interactive Data Corp.	43,544
14,902	International Game Technology	314,134
34,322	Interpublic Group of Cos., Inc. (The)*	305,809
24,005	J.C. Penney Co., Inc.	700,226
4,668	Jack in the Box, Inc.*	109,791
5,184	Jarden Corp.	166,510
34,135	Johnson Controls, Inc.	1,146,595
8,561	Jones Apparel Group, Inc.	186,287
8,790	KB Home	162,879
13,996	Kohl's Corp.*	769,640
4,120	Lamar Advertising Co., Class A*	153,346
6,316	Las Vegas Sands Corp.*	157,016
11,318	Leggett & Platt, Inc.	277,631
15,426	Lennar Corp., Class A	306,977
10,629	Liberty Global, Inc., Series C*	287,833
11,589	Liberty Global, Inc., Class A*	317,654
33,221	Liberty Media Corp. - Interactive, Class A*	510,607
22,788	Limited Brands, Inc.	610,718
7,059	Live Nation Entertainment, Inc.*	110,756
19,332	Liz Claiborne, Inc.*	168,962
75,719	Lowe's Cos., Inc.	2,053,499
44,170	Macy's, Inc.	1,024,744
13,178	Marriott International, Inc., Class A	484,423
15,471	Mattel, Inc.	356,607

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
30,312	McDonald's Corp.	$2,139,724
13,535	McGraw-Hill Cos., Inc. (The)	456,400
2,611	MDC Holdings, Inc.	100,001
2,083	Meredith Corp.	74,842
33,947	MGM MIRAGE*	539,418
6,857	Mohawk Industries, Inc.*	437,065
14,967	New York Times Co. (The), Class A*	148,473
23,725	Newell Rubbermaid, Inc.	404,986
80,416	News Corp., Class A	1,240,015
26,513	News Corp., Class B	471,666
10,076	NIKE, Inc., Class B	764,869
8,619	Nordstrom, Inc.	356,223
318	NVR, Inc.*	228,340
59,514	Office Depot, Inc.*	408,266
13,638	OfficeMax, Inc.*	259,122
14,753	Omnicom Group, Inc.	629,363
4,252	O'Reilly Automotive, Inc.*	207,880
7,170	Penn National Gaming, Inc.*	221,983
8,057	Penske Automotive Group, Inc.*	120,694
5,410	PetSmart, Inc.	178,909
1,935	Phillips-Van Heusen Corp.	121,924
1,825	Polaris Industries, Inc.	107,985
2,628	Polo Ralph Lauren Corp.	236,257
22,894	Pulte Group, Inc.*	299,682
32,456	Quiksilver, Inc.*	172,990
7,881	RadioShack Corp.	169,836
20,190	Regal Entertainment Group, Class A	344,845
5,266	Regis Corp.	100,686
10,698	Rent-A-Center, Inc.*	276,222
3,573	Ross Stores, Inc.	200,088
11,771	Royal Caribbean Cruises Ltd.*	421,873
37,604	Saks, Inc.*	366,639
1,572	Scripps Networks Interactive, Inc., Class A	71,274
7,741	Sears Holdings Corp.*	936,274
14,280	Service Corp. International	128,234
4,954	Sherwin-Williams Co. (The)	386,759
4,835	Signet Jewelers Ltd. (United Kingdom)	154,817
14,533	Sonic Automotive, Inc., Class A*	155,212
8,276	Stanley Black & Decker, Inc.	514,353
26,024	Staples, Inc.	612,345
18,629	Starbucks Corp.	483,981
8,111	Starwood Hotels & Resorts Worldwide, Inc.	442,131
38,253	Target Corp.	2,175,448
7,430	Tenneco, Inc.*	191,471
2,208	Thor Industries, Inc.	78,848
3,646	Tiffany & Co.	176,758
50,172	Time Warner Cable, Inc.	2,822,175
127,841	Time Warner, Inc.	4,228,980
12,965	TJX Cos., Inc. (The)	600,798
8,651	Toll Brothers, Inc.*	195,253

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,894	Tractor Supply Co.*	$127,220
12,458	TRW Automotive Holdings Corp.*	401,272
2,115	Tupperware Brands Corp.	108,013
2,160	Urban Outfitters, Inc.*	81,022
5,611	VF Corp.	484,903
30,408	Viacom, Inc., Class B*	1,074,315
25,466	Virgin Media, Inc.	447,947
76,376	Walt Disney Co. (The)	2,813,692
9,737	Warner Music Group Corp.*	66,698
174	Washington Post Co. (The), Class B	88,246
21,905	Wendy's/Arby's Group, Inc., Class A	116,316
6,659	Whirlpool Corp.	724,965
6,359	Williams-Sonoma, Inc.	183,139
8,417	Wyndham Worldwide Corp.	225,660
1,457	Wynn Resorts Ltd.*	128,566
15,048	Yum! Brands, Inc.*	638,336
		75,464,699
	Consumer Staples—9.5%
11,334	Alberto-Culver Co.	326,419
261,063	Altria Group, Inc.	5,531,925
52,186	Archer-Daniels-Midland Co.	1,458,077
15,903	Avon Products, Inc.	514,144
6,759	BJ's Wholesale Club, Inc.*	258,734
4,221	Brown-Forman Corp., Class B	245,578
16,187	Bunge Ltd.	857,102
10,073	Campbell Soup Co.	361,218
3,341	Casey's General Stores, Inc.	129,063
5,943	Chiquita Brands International, Inc.*	89,383
1,765	Church & Dwight Co., Inc.	122,226
5,148	Clorox Co. (The)	333,076
79,089	Coca-Cola Co. (The)	4,227,307
18,279	Coca-Cola Enterprises, Inc.	506,877
11,931	Colgate-Palmolive Co.	1,003,397
27,279	ConAgra Foods, Inc.	667,517
15,999	Constellation Brands, Inc., Class A*	292,302
4,487	Corn Products International, Inc.	161,532
26,038	Costco Wholesale Corp.	1,538,325
76,360	CVS Caremark Corp.	2,819,975
34,936	Dean Foods Co.*	548,495
12,008	Del Monte Foods Co.	179,399
7,880	Dole Food Co., Inc.*	89,202
7,399	Dr Pepper Snapple Group, Inc.*	242,169
3,605	Energizer Holdings, Inc.*	220,265
4,817	Estee Lauder Cos., Inc. (The), Class A	317,537
3,705	Flowers Foods, Inc.	97,664
4,649	Fresh Del Monte Produce, Inc.*	97,025
11,822	General Mills, Inc.	841,490
12,811	Great Atlantic & Pacific Tea Co., Inc. (The)*	103,128
12,772	H.J. Heinz Co.	598,624

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,329	Hershey Co. (The)	$391,546
4,629	Hormel Foods Corp.	188,678
4,684	J.M. Smucker Co. (The)	286,052
10,361	Kellogg Co.	569,233
19,416	Kimberly-Clark Corp.	1,189,424
89,142	Kraft Foods, Inc., Class A	2,638,603
68,634	Kroger Co. (The)	1,525,734
7,456	Lorillard, Inc.	584,327
4,947	McCormick & Co., Inc.	195,753
10,117	Molson Coors Brewing Co., Class B	448,790
2,644	Nash Finch Co.	92,593
2,523	NBTY, Inc.*	102,636
9,389	Pantry, Inc. (The)*	148,534
49,366	PepsiCo, Inc.	3,219,650
43,540	Philip Morris International, Inc.	2,136,943
102,576	Procter & Gamble Co. (The)	6,376,124
2,663	Ralcorp Holdings, Inc.*	177,223
14,514	Reynolds American, Inc.	775,338
220,060	Rite Aid Corp.*	325,689
2,804	Ruddick Corp.	99,093
42,412	Safeway, Inc.	1,000,923
47,686	Sara Lee Corp.	678,095
21,894	Smithfield Foods, Inc.*	410,293
52,270	SUPERVALU, Inc.	778,823
37,064	Sysco Corp.	1,168,998
36,641	Tyson Foods, Inc., Class A	717,797
3,045	United Natural Foods, Inc.*	93,451
1,983	Universal Corp.	102,680
48,313	Walgreen Co.	1,698,202
151,514	Wal-Mart Stores, Inc.	8,128,726
985	Weis Markets, Inc.	36,721
7,247	Whole Foods Market, Inc.*	282,778
8,837	Winn-Dixie Stores, Inc.*	111,435
		61,460,060
	Energy—11.7%
4,417	Alon USA Energy, Inc.	32,288
3,710	Alpha Natural Resources, Inc.*	174,667
16,610	Anadarko Petroleum Corp.	1,032,478
9,805	Apache Corp.	997,757
7,060	Arch Coal, Inc.	190,620
18,318	Baker Hughes, Inc.	911,504
2,340	Cabot Oil & Gas Corp.	84,544
7,561	Cameron International Corp.*	298,357
32,215	Chesapeake Energy Corp.	766,717
146,149	Chevron Corp.	11,902,375
2,334	Cimarex Energy Co.	158,899
771	CNX Gas Corp.*	29,506
4,678	Complete Production Services, Inc.*	70,591
160,353	ConocoPhillips	9,491,294
4,111	CONSOL Energy, Inc.	183,679

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,630	Crosstex Energy, Inc.*	$77,929
8,959	Denbury Resources, Inc.*	171,565
17,642	Devon Energy Corp.	1,187,836
3,521	Diamond Offshore Drilling, Inc.	278,511
2,675	Dresser-Rand Group, Inc.*	94,374
40,019	El Paso Corp.	484,230
5,939	EOG Resources, Inc.	665,881
3,705	EXCO Resources, Inc.	68,728
5,440	Exterran Holdings, Inc.*	158,576
278,769	Exxon Mobil Corp.	18,914,477
2,450	FMC Technologies, Inc.*	165,840
5,289	Forest Oil Corp.*	154,968
9,215	Frontier Oil Corp.	140,068
16,042	General Maritime Corp.	130,101
32,109	Halliburton Co.	984,141
12,459	Helix Energy Solutions Group, Inc.*	181,652
4,174	Helmerich & Payne, Inc.	169,548
22,185	Hess Corp.	1,409,857
3,376	Holly Corp.	91,152
8,060	Key Energy Services, Inc.*	87,532
4,889	Linn Energy LLC	132,492
79,185	Marathon Oil Corp.	2,545,798
5,708	Mariner Energy, Inc.*	136,307
2,788	Massey Energy Co.	102,124
12,219	Murphy Oil Corp.	734,973
22,020	Nabors Industries Ltd. (Bermuda)*	474,971
20,769	National Oilwell Varco, Inc.	914,459
4,876	Newfield Exploration Co.*	283,734
8,814	Noble Corp. (Switzerland)	348,065
4,761	Noble Energy, Inc.	363,740
25,843	Occidental Petroleum Corp.	2,291,240
1,535	Oceaneering International, Inc.*	100,543
2,761	Oil States International, Inc.*	133,384
2,992	Overseas Shipholding Group, Inc.	149,780
12,724	Patterson-UTI Energy, Inc.	194,550
6,492	Peabody Energy Corp.	303,306
3,235	Penn Virginia Corp.	82,525
7,500	Petrohawk Energy Corp.*	161,925
4,481	Pioneer Natural Resources Co.	287,367
5,682	Plains Exploration & Production Co.*	166,539
10,711	Pride International, Inc.*	324,865
2,230	Range Resources Corp.	106,505
6,830	Rowan Cos., Inc.*	203,534
35,820	Schlumberger Ltd.	2,558,264
1,512	SEACOR Holdings, Inc.*	127,265
5,625	Ship Finance International Ltd. (Bermuda)	111,375
11,003	Smith International, Inc.	525,503
6,683	Southern Union Co.	174,627
4,016	Southwestern Energy Co.*	159,355
28,918	Spectra Energy Corp.	674,946
2,530	St. Mary Land & Exploration Co.*	101,807

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
33,325	Sunoco, Inc.	$1,092,393
4,809	Superior Energy Services, Inc.*	130,132
6,825	Teekay Corp. (Bahamas)	170,966
41,493	Tesoro Corp.	545,633
3,223	Tidewater, Inc.	172,785
12,547	Transocean Ltd.*	909,030
1,825	Ultra Petroleum Corp.*	87,180
3,130	Unit Corp.*	149,520
136,811	Valero Energy Corp.	2,844,301
36,066	Weatherford International Ltd. (Switzerland)*	653,155
23,168	Western Refining, Inc.*	124,180
1,606	Whiting Petroleum Corp.*	145,070
33,307	Williams Cos., Inc. (The)	786,378
7,674	World Fuel Services Corp.	218,172
17,349	XTO Energy, Inc.	824,424
		75,771,429
	Financials—21.9%
22,770	ACE Ltd.	1,211,136
1,729	Affiliated Managers Group, Inc.*	145,547
15,657	Aflac, Inc.	797,881
1,580	Alexandria Real Estate Equities, Inc. REIT	111,880
278	Alleghany Corp.*	82,610
3,826	Allied World Assurance Co. Holdings Ltd. (Bermuda)	166,699
53,916	Allstate Corp. (The)	1,761,436
7,697	AMB Property Corp. REIT	214,438
50,775	American Express Co.	2,341,743
4,314	American Financial Group, Inc.	126,961
146,159	American International Group, Inc.*	5,685,585
559	American National Insurance Co.	61,579
5,132	AmeriCredit Corp.*	122,860
10,459	Ameriprise Financial, Inc.	484,879
36,487	Annaly Capital Management, Inc. REIT	618,455
11,146	Aon Corp.	473,259
15,937	Apartment Investment & Management Co., Class A REIT	357,148
2,410	Arch Capital Group Ltd.*	182,148
5,884	Arthur J. Gallagher & Co.	154,573
6,253	Aspen Insurance Holdings Ltd. (Bermuda)	168,706
14,668	Associated Banc-Corp.	213,126
11,989	Assurant, Inc.	436,759
8,945	Astoria Financial Corp.	144,372
3,231	AvalonBay Communities, Inc. REIT	336,153
9,396	Axis Capital Holdings Ltd. (Bermuda)	292,873
5,528	BancorpSouth, Inc.	122,390
836,778	Bank of America Corp.	14,919,752
2,755	Bank of Hawaii Corp.	145,684
55,151	Bank of New York Mellon Corp. (The)	1,716,851
47,344	BB&T Corp.	1,573,715

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
70,195	Berkshire Hathaway, Inc., Class B*	$5,405,015
6,288	BioMed Realty Trust, Inc. REIT*	116,391
2,392	BlackRock, Inc.	440,128
936	BOK Financial Corp.	50,946
6,822	Boston Properties, Inc. REIT	537,983
13,346	Brandywine Realty Trust REIT	170,028
2,974	BRE Properties, Inc. REIT	124,194
5,910	Brown & Brown, Inc.	119,027
4,021	Camden Property Trust REIT	194,737
45,481	Capital One Financial Corp.	1,974,330
41,722	CapitalSource, Inc.	249,080
13,106	CB Richard Ellis Group, Inc., Class A*	226,996
13,356	CBL & Associates Properties, Inc. REIT	194,998
35,318	Charles Schwab Corp. (The)	681,284
20,848	Chubb Corp. (The)	1,102,234
15,244	Cincinnati Financial Corp.	432,930
2,491,596	Citigroup, Inc.*	10,888,275
3,020	City National Corp.	188,086
2,477	CME Group, Inc.	813,472
1,415	CNA Financial Corp.*	39,790
10,288	Colonial Properties Trust REIT	162,242
14,447	Comerica, Inc.	606,774
3,941	Commerce Bancshares, Inc.	163,236
47,532	Conseco, Inc.*	280,439
2,341	Corporate Office Properties Trust REIT	94,693
2,834	Cullen/Frost Bankers, Inc.	168,226
4,130	Delphi Financial Group, Inc., Class A	113,575
22,862	Developers Diversified Realty Corp. REIT	280,974
40,324	Discover Financial Services	623,409
5,278	Douglas Emmett, Inc. REIT*	88,354
23,333	Duke Realty Corp. REIT	315,695
131,390	E*TRADE Financial Corp.*	220,735
5,160	East West Bancorp, Inc.	101,084
3,335	Eaton Vance Corp.	117,525
3,712	Endurance Specialty Holdings Ltd. (Bermuda)	136,787
14,830	Equity Residential REIT	671,354
2,046	Erie Indemnity Co., Class A	94,750
1,077	Essex Property Trust, Inc. REIT	113,968
3,809	Everest Re Group Ltd.	291,960
492,305	Federal National Mortgage Association*	600,612
1,914	Federal Realty Investment Trust REIT	148,124
6,413	Federated Investors, Inc., Class B	154,682
42,714	Fidelity National Financial, Inc., Class A	648,399
74,895	Fifth Third Bancorp	1,116,684
9,007	First American Corp. (The)	311,372
336	First Citizens BancShares, Inc., Class A	69,216
21,631	First Horizon National Corp.*	306,079
16,508	First Industrial Realty Trust, Inc. REIT*	131,734
9,083	First Niagara Financial Group, Inc.	126,254
5,167	FirstMerit Corp.	121,424

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
33,445	Fortress Investment Group LLC, Class A*	$158,864
4,845	Franklin Resources, Inc.	560,276
13,115	Fulton Financial Corp.	137,708
41,383	Genworth Financial, Inc., Class A*	683,647
21,563	Goldman Sachs Group, Inc. (The)	3,130,948
2,894	Hanover Insurance Group, Inc. (The)	130,375
65,769	Hartford Financial Services Group, Inc. (The)	1,879,020
5,697	HCC Insurance Holdings, Inc.	154,901
11,829	HCP, Inc. REIT	379,947
3,853	Health Care REIT, Inc. REIT	173,115
3,852	Highwoods Properties, Inc. REIT	123,148
2,060	Home Properties, Inc. REIT	102,361
10,751	Hospitality Properties Trust REIT	284,794
37,218	Host Hotels & Resorts, Inc. REIT*	605,165
32,624	HRPT Properties Trust REIT	255,772
24,846	Hudson City Bancorp, Inc.	330,452
64,723	Huntington Bancshares, Inc.	438,175
8,353	Interactive Brokers Group, Inc., Class A*	143,170
1,180	IntercontinentalExchange, Inc.*	137,623
3,325	International Bancshares Corp.	80,365
12,176	Invesco Ltd.(~)	279,926
39,945	iStar Financial, Inc. REIT*	268,031
8,376	Janus Capital Group, Inc.*	117,934
3,515	Jefferies Group, Inc.	95,678
1,701	Jones Lang LaSalle, Inc.	134,175
245,417	JPMorgan Chase & Co.	10,449,856
95,146	KeyCorp	858,217
21,441	Kimco Realty Corp. REIT	334,265
12,014	Legg Mason, Inc.	380,724
3,547	Leucadia National Corp.	89,775
15,525	Lexington Realty Trust REIT	109,917
7,045	Liberty Property Trust REIT	238,191
27,671	Lincoln National Corp.	846,456
25,598	Loews Corp.	953,270
6,632	M&T Bank Corp.	579,305
7,116	Macerich Co. (The) REIT	318,156
5,497	Mack-Cali Realty Corp. REIT	188,877
463	Markel Corp.*	177,255
28,346	Marsh & McLennan Cos., Inc.	686,540
70,151	Marshall & Ilsley Corp.	638,374
19,704	MBIA, Inc.*	188,764
2,224	Mercury General Corp.	100,058
59,198	MetLife, Inc.	2,698,245
19,310	MF Global Holdings Ltd.*	178,038
17,025	MFA Financial, Inc. REIT	121,048
7,209	Montpelier Re Holdings Ltd. (Bermuda)	119,669
5,169	Moody's Corp.	127,778
108,644	Morgan Stanley	3,283,222
3,366	MSCI, Inc., Class A*	116,632
14,375	NASDAQ OMX Group, Inc. (The)*	301,875

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,940	National Retail Properties, Inc. REIT	$92,708
3,161	Nationwide Health Properties, Inc. REIT	110,698
26,837	New York Community Bancorp, Inc.	442,005
8,962	Northern Trust Corp.	492,731
15,209	NYSE Euronext	496,270
24,675	Old Republic International Corp.	370,372
4,676	PartnerRe Ltd.	362,764
9,290	Pennsylvania Real Estate Investment Trust REIT	146,689
15,483	People's United Financial, Inc.	240,451
10,068	PHH Corp.*	228,443
34,686	Phoenix Cos., Inc. (The)*	112,036
2,536	Platinum Underwriters Holdings Ltd. (Bermuda)	94,365
8,405	Plum Creek Timber Co., Inc. REIT	334,519
25,637	PNC Financial Services Group, Inc.	1,723,063
144,288	Popular, Inc.*	568,495
18,650	Principal Financial Group, Inc.	544,953
1,578	ProAssurance Corp.*	96,179
40,743	Progressive Corp. (The)	818,527
42,576	ProLogis REIT	560,726
10,158	Protective Life Corp.	244,503
27,844	Prudential Financial, Inc.	1,769,765
3,723	Public Storage REIT	360,796
6,013	Raymond James Financial, Inc.	184,238
4,515	Rayonier, Inc. REIT	221,145
3,433	Realty Income Corp. REIT	112,568
8,690	Redwood Trust, Inc. REIT	144,949
3,941	Regency Centers Corp. REIT	161,778
154,030	Regions Financial Corp.	1,361,625
5,136	Reinsurance Group of America, Inc.	265,172
3,839	RenaissanceRe Holdings Ltd. (Bermuda)	214,792
4,341	SEI Investments Co.	97,499
5,060	Selective Insurance Group, Inc.	84,553
4,218	Senior Housing Properties Trust REIT	94,821
8,905	Simon Property Group, Inc. REIT	792,723
4,001	SL Green Realty Corp. REIT	248,742
38,250	SLM Corp.*	468,180
3,000	StanCorp Financial Group, Inc.	134,880
20,292	State Street Corp.	882,702
826	Student Loan Corp. (The)	23,326
54,971	SunTrust Banks, Inc.	1,627,142
17,312	Susquehanna Bancshares, Inc.	188,701
1,825	SVB Financial Group*	89,845
80,959	Synovus Financial Corp.	243,687
6,038	T. Rowe Price Group, Inc.	347,245
10,361	TCF Financial Corp.	193,025
14,770	TD Ameritrade Holding Corp.*	295,695
5,983	Torchmark Corp.	320,330
4,494	Transatlantic Holdings, Inc.	223,487
48,766	Travelers Cos., Inc. (The)	2,474,387

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,220	Trustmark Corp.	$103,306
122,644	U.S. Bancorp	3,283,180
9,924	UDR, Inc. REIT	201,556
6,704	Unitrin, Inc.	196,092
25,807	Unum Group	631,497
9,641	Valley National Bancorp	156,570
4,122	Ventas, Inc. REIT	194,682
7,965	Vornado Realty Trust REIT	664,042
9,981	W.R. Berkley Corp.	269,487
6,022	Washington Federal, Inc.	123,873
7,217	Webster Financial Corp.	149,536
7,516	Weingarten Realty Investors REIT	173,770
296,644	Wells Fargo & Co.	9,821,883
55	Wesco Financial Corp.	20,848
665	White Mountains Insurance Group Ltd.	228,494
8,540	Whitney Holding Corp.	116,998
7,970	Willis Group Holdings PLC	274,567
7,270	Wilmington Trust Corp.	125,989
28,983	XL Capital Ltd., Class A	515,897
2,105	Zenith National Insurance Corp.	79,611
16,700	Zions Bancorp	479,791
		141,891,523
	Health Care—8.9%
45,670	Abbott Laboratories	2,336,477
26,598	Aetna, Inc.	785,971
1,261	Alcon, Inc. (Switzerland)*	196,539
4,916	Allergan, Inc.	313,100
4,246	AMERIGROUP Corp.*	153,875
41,354	AmerisourceBergen Corp.	1,275,771
32,843	Amgen, Inc.*	1,883,874
14,061	Baxter International, Inc.	663,960
2,201	Beckman Coulter, Inc.	137,342
6,800	Becton, Dickinson and Co.	519,316
8,562	Biogen Idec, Inc.*	455,927
710	Bio-Rad Laboratories, Inc., Class A*	79,300
104,594	Boston Scientific Corp.*	719,607
95,630	Bristol-Myers Squibb Co.	2,418,483
4,452	Brookdale Senior Living, Inc.*	95,718
1,952	C.R. Bard, Inc.	168,907
53,838	Cardinal Health, Inc.	1,867,640
11,668	CareFusion Corp.*	321,803
2,901	Celgene Corp.*	179,717
5,060	Centene Corp.*	115,874
2,472	Cephalon, Inc.*	158,702
1,475	Cerner Corp.*	125,242
2,704	Charles River Laboratories International, Inc.*	90,530
15,642	CIGNA Corp.	501,483
7,819	Community Health Systems, Inc.*	319,484
2,013	Covance, Inc.*	115,023

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,797	Coventry Health Care, Inc.*	$446,241
13,333	Covidien PLC (Ireland)	639,851
4,644	DaVita, Inc.*	289,925
3,852	DENTSPLY International, Inc.	141,137
981	Edwards Lifesciences Corp.*	101,121
64,292	Eli Lilly & Co.	2,248,291
1,769	Emergency Medical Services Corp., Class A*	93,545
4,898	Endo Pharmaceuticals Holdings, Inc.*	107,266
5,471	Express Scripts, Inc.*	547,811
10,779	Forest Laboratories, Inc.*	293,836
7,414	Genzyme Corp.*	394,721
11,689	Gilead Sciences, Inc.*	463,703
18,667	Health Management Associates, Inc., Class A*	173,976
17,011	Health Net, Inc.*	374,582
3,428	Healthspring, Inc.*	60,333
3,828	Henry Schein, Inc.*	231,479
4,024	Hill-Rom Holdings, Inc.	127,601
9,344	Hologic, Inc.*	166,977
4,406	Hospira, Inc.*	236,999
17,674	Humana, Inc.*	808,055
290	Intuitive Surgical, Inc.*	104,562
2,977	Inverness Medical Innovations, Inc.*	118,425
93,229	Johnson & Johnson	5,994,625
6,103	Kindred Healthcare, Inc.*	108,878
3,063	Kinetic Concepts, Inc.*	132,628
18,782	King Pharmaceuticals, Inc.*	184,064
3,592	Laboratory Corp. of America Holdings*	282,223
4,383	Life Technologies Corp.*	239,794
4,651	LifePoint Hospitals, Inc.*	177,575
3,628	Lincare Holdings, Inc.*	169,391
2,255	Magellan Health Services, Inc.*	95,184
30,227	McKesson Corp.	1,959,012
20,140	Medco Health Solutions, Inc.*	1,186,649
1,625	MEDNAX, Inc.*	89,278
31,789	Medtronic, Inc.	1,388,861
103,024	Merck & Co., Inc.	3,609,961
937	Mettler-Toledo International, Inc.*	117,575
1,256	Millipore Corp.*	133,324
5,626	Mylan, Inc.	123,941
8,669	Omnicare, Inc.	240,912
5,122	Owens & Minor, Inc.	161,087
4,673	Patterson Cos., Inc.*	149,489
4,835	PerkinElmer, Inc.	121,117
519,834	Pfizer, Inc.	8,691,624
4,979	Pharmaceutical Product Development, Inc.	136,923
6,479	Quest Diagnostics, Inc.	370,340
8,093	St. Jude Medical, Inc.*	330,356
6,437	Stryker Corp.	369,741
2,000	Teleflex, Inc.	122,640

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
48,514	Tenet Healthcare Corp.*	$303,213
16,936	Thermo Fisher Scientific, Inc.*	936,222
68,450	UnitedHealth Group, Inc.	2,074,720
5,231	Universal American Financial Corp.*	80,296
5,181	Universal Health Services, Inc., Class B	192,319
2,643	Varian Medical Systems, Inc.*	149,012
1,393	Warner Chilcott PLC, Class A (Ireland)*	39,505
1,718	Waters Corp.*	123,679
4,176	Watson Pharmaceuticals, Inc.*	178,816
2,250	WellCare Health Plans, Inc.*	64,418
42,104	WellPoint, Inc.*	2,265,195
8,446	Zimmer Holdings, Inc.*	514,446
		57,779,135
	Industrials—11.9%
25,105	3M Co.	2,226,060
1,780	A.O. Smith Corp.	91,901
3,190	ABM Industries, Inc.	68,553
2,170	Acuity Brands, Inc.	98,106
6,315	Aecom Technology Corp.*	189,892
9,785	Aercap Holdings NV (Netherlands)*	135,033
7,915	AGCO Corp.*	277,183
3,802	Alaska Air Group, Inc.*	157,441
11,305	Albany International Corp., Class A	287,938
3,077	Alexander & Baldwin, Inc.	109,480
1,881	Alliant Techsystems, Inc.*	152,192
1,588	Amerco, Inc.*	99,171
3,115	AMETEK, Inc.	134,724
55,377	AMR Corp.*	408,682
1,354	Armstrong World Industries, Inc.*	58,967
9,035	Avery Dennison Corp.	352,636
31,936	Avis Budget Group, Inc.*	482,872
4,320	BE Aerospace, Inc.*	128,347
32,972	Boeing Co. (The)	2,388,162
5,388	Briggs & Stratton Corp.	127,911
3,213	Brink's Co. (The)	85,562
4,785	C.H. Robinson Worldwide, Inc.	288,536
3,352	Carlisle Cos., Inc.	126,471
32,408	Caterpillar, Inc.	2,206,661
8,625	Cintas Corp.	235,031
16,237	Continental Airlines, Inc., Class B*	362,897
3,993	Con-way, Inc.	155,088
6,866	Cooper Industries PLC, Class A (Ireland)	337,121
5,494	Corrections Corp. of America*	113,836
5,865	Covanta Holding Corp.*	102,520
3,416	Crane Co.	122,771
19,486	CSX Corp.	1,092,190
7,635	Cummins, Inc.	551,476
8,573	Danaher Corp.	722,532
16,901	Deere & Co.	1,011,018
22,113	Delta Air Lines, Inc.*	267,125

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,891	Deluxe Corp.	$102,564
4,410	Dollar Thrifty Automotive Group, Inc.*	193,996
2,048	Donaldson Co., Inc.	94,822
8,597	Dover Corp.	448,935
1,181	Dun & Bradstreet Corp. (The)	90,902
5,485	DynCorp International, Inc., Class A*	94,342
9,421	Eaton Corp.	726,924
7,268	EMCOR Group, Inc.*	207,574
29,171	Emerson Electric Co.	1,523,601
4,766	Equifax, Inc.	160,138
2,060	Esterline Technologies Corp.*	114,907
4,602	Expeditors International of Washington, Inc.	187,486
3,180	Fastenal Co.	173,914
15,579	FedEx Corp.	1,402,266
577	First Solar, Inc.*	82,828
1,298	Flowserve Corp.	148,725
9,241	Fluor Corp.	488,294
5,636	Foster Wheeler AG (Switzerland)*	168,967
2,284	Gardner Denver, Inc.	114,862
4,705	GATX Corp.	153,571
5,579	General Cable Corp.*	159,392
17,924	General Dynamics Corp.	1,368,677
871,143	General Electric Co.	16,429,757
5,002	Goodrich Corp.	371,048
3,205	Granite Construction, Inc.	107,720
5,872	Harsco Corp.	181,797
70,397	Hertz Global Holdings, Inc.*	1,017,941
3,537	HNI Corp.	109,788
38,369	Honeywell International, Inc.	1,821,376
3,180	Hubbell, Inc., Class B	147,775
2,295	IDEX Corp.	77,112
21,238	Illinois Tool Works, Inc.	1,085,262
17,467	Ingersoll-Rand PLC (Ireland)	645,930
7,119	Iron Mountain, Inc.*	179,043
8,072	ITT Corp.	448,561
3,033	J.B. Hunt Transport Services, Inc.	111,796
8,458	Jacobs Engineering Group, Inc.*	407,845
20,724	JetBlue Airways Corp.*	115,847
2,870	Joy Global, Inc.	163,045
4,480	Kansas City Southern*	181,664
11,370	KBR, Inc.	251,050
6,991	Kelly Services, Inc., Class A*	112,415
4,316	Kennametal, Inc.	141,824
6,316	L-3 Communications Holdings, Inc.	590,988
2,603	Lennox International, Inc.	117,812
2,079	Lincoln Electric Holdings, Inc.	124,615
19,780	Lockheed Martin Corp.	1,679,124
9,435	Manitowoc Co., Inc. (The)	132,184
8,341	Manpower, Inc.	467,930
43,765	Masco Corp.	710,306

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,736	McDermott International, Inc.*	$212,044
2,704	Moog, Inc., Class A*	100,508
2,239	MSC Industrial Direct Co., Class A	122,003
5,958	Navistar International Corp.*	288,010
19,744	Norfolk Southern Corp.	1,171,412
22,491	Northrop Grumman Corp.	1,525,565
3,878	Oshkosh Corp.*	149,768
8,703	Owens Corning*	302,690
22,052	PACCAR, Inc.	1,025,859
3,343	Pall Corp.	130,344
7,572	Parker Hannifin Corp.	523,831
5,327	Pentair, Inc.	192,624
15,114	Pitney Bowes, Inc.	383,896
2,733	Precision Castparts Corp.	350,753
8,625	Quanta Services, Inc.*	173,621
23,287	R.R. Donnelley & Sons Co.	500,438
18,329	Raytheon Co.	1,068,581
1,577	Regal-Beloit Corp.	99,777
12,727	Republic Services, Inc.	394,919
5,631	Robert Half International, Inc.	154,177
5,206	Rockwell Automation, Inc.	316,108
4,330	Rockwell Collins, Inc.	281,450
2,655	Roper Industries, Inc.	162,008
4,510	RSC Holdings, Inc.*	41,357
7,534	Ryder System, Inc.	350,482
26	Seaboard Corp.	37,960
5,447	Shaw Group, Inc. (The)*	208,511
7,726	SkyWest, Inc.	115,736
3,362	Snap-On, Inc.	161,981
31,455	Southwest Airlines Co.	414,577
7,834	Spirit Aerosystems Holdings, Inc., Class A*	173,758
3,369	SPX Corp.	235,426
17,442	Steelcase, Inc., Class A	143,199
15,167	Terex Corp.*	402,229
24,128	Textron, Inc.	551,084
3,409	Thomas & Betts Corp.*	142,973
7,287	Timken Co. (The)	256,357
985	TransDigm Group, Inc.	54,441
8,529	Trinity Industries, Inc.	212,287
4,600	Tutor Perini Corp.*	111,642
37,821	Tyco International Ltd. (Switzerland)	1,467,077
14,992	UAL Corp.*	323,527
19,259	Union Pacific Corp.	1,457,136
40,671	United Parcel Service, Inc., Class B	2,811,993
30,712	United Rentals, Inc.*	441,024
2,417	United Stationers, Inc.*	147,969
37,819	United Technologies Corp.	2,834,534
5,778	URS Corp.*	296,700
7,687	US Airways Group, Inc.*	54,347
10,339	USG Corp.*	244,000
5,960	UTi Worldwide, Inc. (British Virgin Islands)*	94,466

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,805	W.W. Grainger, Inc.	$310,065
3,567	Waste Connections, Inc.*	127,663
27,865	Waste Management, Inc.	966,358
3,403	Werner Enterprises, Inc.	76,295
6,241	WESCO International, Inc.*	253,509
		77,046,377
	Information Technology—10.9%
19,146	Accenture PLC, Class A (Ireland)	835,531
16,785	Activision Blizzard, Inc.	185,978
8,416	Adobe Systems, Inc.*	282,693
25,232	Advanced Micro Devices, Inc.*	228,602
8,147	Agilent Technologies, Inc.*	295,410
4,075	Akamai Technologies, Inc.*	158,232
1,889	Alliance Data Systems Corp.*	141,788
3,931	Altera Corp.	99,690
7,750	Amdocs Ltd. (Guernsey)*	247,535
15,959	Amkor Technology, Inc.*	120,331
3,370	Amphenol Corp., Class A	155,728
9,619	Analog Devices, Inc.	287,897
3,699	Anixter International, Inc.*	193,828
17,034	AOL, Inc.*	397,914
11,374	Apple, Inc.*	2,969,979
50,253	Applied Materials, Inc.	692,486
16,579	Arrow Electronics, Inc.*	505,659
3,603	Autodesk, Inc.*	122,538
17,323	Automatic Data Processing, Inc.	751,125
17,074	Avnet, Inc.*	545,856
3,132	AVX Corp.	48,389
5,252	Benchmark Electronics, Inc.*	113,653
3,222	BMC Software, Inc.*	126,818
9,196	Brightpoint, Inc.*	74,396
8,137	Broadcom Corp., Class A	280,645
4,638	Broadridge Financial Solutions, Inc.	110,431
19,068	Brocade Communications Systems, Inc.*	123,751
10,478	CA, Inc.	239,003
2,002	CACI International, Inc., Class A*	94,955
4,160	Check Point Software Technologies Ltd. (Israel)*	148,179
125,440	Cisco Systems, Inc.*	3,376,845
3,157	Citrix Systems, Inc.*	148,379
3,846	Cognizant Technology Solutions Corp., Class A*	196,838
4,233	CommScope, Inc.*	137,911
14,683	Computer Sciences Corp.*	769,242
10,684	Convergys Corp.*	135,046
40,186	Corning, Inc.	773,580
135,364	Dell, Inc.*	2,190,190
4,033	Diebold, Inc.	126,435
1,614	Dolby Laboratories, Inc., Class A*	110,914
2,981	DST Systems, Inc.	126,543

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
44,216	eBay, Inc.*	$1,052,783
4,690	EchoStar Corp., Class A*	90,095
12,332	Electronic Arts, Inc.*	238,871
61,972	EMC Corp.*	1,178,088
6,558	Fairchild Semiconductor International, Inc.*	73,581
19,558	Fidelity National Information Services, Inc.	514,180
6,328	Fiserv, Inc.*	323,298
89,446	Flextronics International Ltd. (Singapore)*	693,207
3,190	FLIR Systems, Inc.*	97,582
3,477	Google, Inc., Class A*	1,826,955
4,606	Harris Corp.	237,117
3,723	Hewitt Associates, Inc., Class A*	152,606
80,261	Hewlett-Packard Co.	4,171,164
9,236	IAC/InterActiveCorp.*	207,071
32,908	Ingram Micro, Inc., Class A*	597,609
9,097	Insight Enterprises, Inc.*	136,728
233,433	Intel Corp.	5,329,275
37,915	International Business Machines Corp.	4,891,035
9,075	Intuit, Inc.*	328,152
18,021	Jabil Circuit, Inc.	276,082
11,948	Juniper Networks, Inc.*	339,443
6,233	KLA-Tencor Corp.	212,296
4,107	Lam Research Corp.*	166,539
5,843	Lexmark International, Inc., Class A*	216,483
5,711	Linear Technology Corp.	171,673
23,834	LSI Corp.*	143,481
10,945	Marvell Technology Group Ltd. (Bermuda)*	226,014
1,645	MasterCard, Inc., Class A	408,026
13,980	Maxim Integrated Products, Inc.	271,492
2,788	McAfee, Inc.*	96,883
16,086	MEMC Electronic Materials, Inc.*	208,635
6,851	Microchip Technology, Inc.	200,118
44,835	Micron Technology, Inc.*	419,207
361,154	Microsoft Corp.	11,029,643
3,899	Molex, Inc.	87,377
4,201	Molex, Inc., Class A	79,819
6,190	Monster Worldwide, Inc.*	107,892
178,251	Motorola, Inc.*	1,260,235
9,659	National Semiconductor Corp.	142,760
13,303	NCR Corp.*	175,067
5,103	NetApp, Inc.*	176,921
4,026	Novellus Systems, Inc.*	105,481
4,780	Nuance Communications, Inc.*	87,331
12,160	NVIDIA Corp.*	191,155
13,130	ON Semiconductor Corp.*	104,252
69,556	Oracle Corp.	1,797,327
11,181	Paychex, Inc.	342,139
41,522	QUALCOMM, Inc.	1,608,562
16,334	SAIC, Inc.*	284,375
8,262	SanDisk Corp.*	329,571

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,529	Sanmina-SCI Corp.*	$241,222
21,187	Seagate Technology (Cayman Islands)*	389,205
1,970	Sybase, Inc.*	85,459
30,557	Symantec Corp.*	512,441
1,879	SYNNEX Corp.*	51,522
5,161	Synopsys, Inc.*	117,206
12,499	Tech Data Corp.*	536,207
18,650	Tellabs, Inc.*	169,342
3,530	Teradata Corp.*	102,617
49,758	Texas Instruments, Inc.	1,294,206
14,339	Total System Services, Inc.	229,567
3,235	Trimble Navigation Ltd.*	105,817
24,469	Tyco Electronics Ltd. (Switzerland)	785,944
3,190	Unisys Corp.*	89,384
4,527	VeriSign, Inc.*	123,451
10,531	Visa, Inc., Class A	950,212
14,356	Vishay Intertechnology, Inc.*	149,446
2,367	VMware, Inc., Class A*	145,902
8,246	Western Digital Corp.*	338,828
18,586	Western Union Co. (The)	339,195
67,789	Xerox Corp.	738,900
7,104	Xilinx, Inc.	183,141
46,752	Yahoo!, Inc.*	772,811
		70,528,644
	Materials—3.7%
9,136	Air Products & Chemicals, Inc.	701,462
1,787	Airgas, Inc.	113,385
7,824	AK Steel Holding Corp.	131,052
2,301	Albemarle Corp.	105,064
98,031	Alcoa, Inc.	1,317,537
5,040	Allegheny Technologies, Inc.	269,489
2,765	AptarGroup, Inc.	119,006
7,879	Ashland, Inc.	469,273
4,548	Ball Corp.	241,999
6,649	Bemis Co., Inc.	202,196
4,108	Cabot Corp.	133,674
6,232	Celanese Corp., Series A	199,362
6,051	Century Aluminum Co.*	81,568
1,372	CF Industries Holdings, Inc.	114,795
2,420	Cliffs Natural Resources, Inc.	151,323
13,976	Commercial Metals Co.	207,963
9,503	Crown Holdings, Inc.*	247,078
3,005	Cytec Industries, Inc.	144,420
4,119	Domtar Corp.	291,790
86,883	Dow Chemical Co. (The)	2,678,603
51,612	E.I. du Pont de Nemours & Co.	2,056,222
4,850	Eastman Chemical Co.	324,562
6,683	Ecolab, Inc.	326,398
2,288	FMC Corp.	145,608
15,248	Freeport-McMoRan Copper & Gold, Inc.	1,151,681

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,709	Graphic Packaging Holding Co.*	$35,826
2,361	Greif, Inc., Class A	139,724
16,910	Huntsman Corp.	192,943
3,222	International Flavors & Fragrances, Inc.	161,390
43,230	International Paper Co.	1,155,970
12,267	Louisiana-Pacific Corp.*	144,260
2,855	Lubrizol Corp. (The)	257,921
1,792	Martin Marietta Materials, Inc.	171,817
14,838	MeadWestvaco Corp.	403,148
11,588	Monsanto Co.	730,739
3,332	Mosaic Co. (The)	170,399
5,817	Nalco Holding Co.	143,854
11,741	Newmont Mining Corp.	658,435
23,554	Nucor Corp.	1,067,467
5,807	Olin Corp.	121,947
8,920	Owens-Illinois, Inc.*	316,125
4,473	Packaging Corp. of America	110,617
6,866	Pactiv Corp.*	174,465
9,772	PPG Industries, Inc.	687,656
9,420	Praxair, Inc.	789,113
4,871	Reliance Steel & Aluminum Co.	237,754
1,645	Rock-Tenn Co., Class A	84,882
4,448	Rockwood Holdings, Inc.*	133,173
8,387	RPM International, Inc.	185,185
3,239	Scotts Miracle-Gro Co. (The), Class A	156,930
10,014	Sealed Air Corp.	215,301
3,284	Sigma-Aldrich Corp.	194,741
1,427	Silgan Holdings, Inc.	86,091
6,688	Sonoco Products Co.	221,573
11,788	Southern Copper Corp.	360,477
12,869	Steel Dynamics, Inc.	202,172
16,292	Temple-Inland, Inc.	379,929
10,381	United States Steel Corp.	567,426
5,402	Valspar Corp. (The)	169,191
7,320	Vulcan Materials Co.	419,290
3,000	W.R. Grace & Co.*	86,670
1,561	Westlake Chemical Corp.	43,833
17,439	Weyerhaeuser Co.	863,579
7,163	Worthington Industries, Inc.	114,393
		24,281,916
	Telecommunication Services—4.4%
4,571	American Tower Corp., Class A*	186,543
513,764	AT&T, Inc.	13,388,690
6,939	CenturyTel, Inc.	236,689
5,118	Crown Castle International Corp.*	193,716
52,115	Frontier Communications Corp.	414,835
6,090	Leap Wireless International, Inc.*	111,569
107,663	Level 3 Communications, Inc.*	167,954
17,952	MetroPCS Communications, Inc.*	136,974

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,419	Millicom International Cellular SA (Luxembourg)	$213,549
5,257	NII Holdings, Inc.*	223,002
127,559	Qwest Communications International, Inc.	667,134
561,174	Sprint Nextel Corp.*	2,384,990
9,284	Telephone & Data Systems, Inc.	321,783
6,470	tw telecom, Inc.*	115,166
5,723	United States Cellular Corp.*	240,824
321,573	Verizon Communications, Inc.	9,290,244
28,150	Windstream Corp.	311,057
		28,604,719
	Utilities—5.5%
92,505	AES Corp. (The)*	1,067,508
5,767	AGL Resources, Inc.	227,854
13,067	Allegheny Energy, Inc.	284,599
8,583	Alliant Energy Corp.	293,539
30,604	Ameren Corp.	794,480
34,050	American Electric Power Co., Inc.	1,167,915
8,554	American Water Works Co., Inc.	186,306
5,467	Aqua America, Inc.	100,210
9,614	Atmos Energy Corp.	284,382
4,265	Avista Corp.	92,252
3,108	Black Hills Corp.	102,222
23,475	Calpine Corp.*	319,964
33,383	CenterPoint Energy, Inc.	479,380
3,470	Cleco Corp.	95,078
17,364	CMS Energy Corp.	282,339
22,697	Consolidated Edison, Inc.	1,025,904
18,965	Constellation Energy Group, Inc.	670,413
37,437	Dominion Resources, Inc.	1,564,867
5,239	DPL, Inc.	147,635
14,856	DTE Energy Co.	715,614
111,045	Duke Energy Corp.	1,863,335
174,210	Dynegy, Inc., Class A*	231,699
28,945	Edison International	994,840
3,177	Energen Corp.	155,260
12,111	Entergy Corp.	984,503
4,849	EQT Corp.	210,883
46,537	Exelon Corp.	2,028,548
33,495	FirstEnergy Corp.	1,268,456
27,765	FPL Group, Inc.	1,445,168
12,432	Great Plains Energy, Inc.	240,311
8,415	Hawaiian Electric Industries, Inc.	196,490
3,535	IDACORP, Inc.	127,543
7,338	Integrys Energy Group, Inc.	364,038
12,935	MDU Resources Group, Inc.	274,222
23,780	Mirant Corp.*	277,275
3,703	National Fuel Gas Co.	192,630
3,056	New Jersey Resources Corp.	115,303
3,764	Nicor, Inc.	163,772

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
34,540	NiSource, Inc.	$563,002
12,167	Northeast Utilities	338,121
3,425	NorthWestern Corp.	103,503
26,229	NRG Energy, Inc.*	633,955
7,609	NSTAR	278,489
18,231	NV Energy, Inc.	227,705
6,669	OGE Energy Corp.	275,963
9,010	ONEOK, Inc.	442,751
27,252	Pepco Holdings, Inc.	456,198
29,674	PG&E Corp.	1,299,721
4,723	Piedmont Natural Gas Co., Inc.	129,882
10,712	Pinnacle West Capital Corp.	399,986
10,669	PNM Resources, Inc.	144,992
7,383	Portland General Electric Co.	146,774
28,526	PPL Corp.	706,304
24,572	Progress Energy, Inc.	980,914
33,623	Public Service Enterprise Group, Inc.	1,080,307
7,033	Questar Corp.	337,232
91,009	RRI Energy, Inc.*	370,407
10,042	SCANA Corp.	396,358
14,963	Sempra Energy	735,880
58,841	Southern Co.	2,033,545
3,766	Southwest Gas Corp.	117,123
17,155	TECO Energy, Inc.	290,434
9,253	UGI Corp.	254,365
3,800	Unisource Energy Corp.	126,616
6,825	Vectren Corp.	170,693
9,694	Westar Energy, Inc.	229,651
4,143	WGL Holdings, Inc.	148,071
6,414	Wisconsin Energy Corp.	336,799
34,866	Xcel Energy, Inc.	758,336
		35,550,814
	Total Investments (Cost $650,759,659)—100.0%	648,379,316
	Other assets less liabilities—0.0%	48,673
	Net Assets—100.0%	$648,427,989

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

(~)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—18.7%
67,209	1-800-FLOWERS.COM, Inc., Class A*	$192,218
10,231	99 Cents Only Stores*	158,785
10,176	Aeropostale, Inc.*	295,511
16,904	AFC Enterprises, Inc.*	184,423
13,195	AH Belo Corp., Class A*	112,158
4,820	Alloy, Inc.*	37,355
6,639	Ambassadors Group, Inc.	80,597
956	Amcon Distributing Co.	48,039
12,489	American Apparel, Inc.*	38,341
18,554	American Axle & Manufacturing Holdings, Inc.*	199,641
19,131	American Greetings Corp., Class A	469,857
2,498	America's Car-Mart, Inc.*	63,274
8,577	Ameristar Casinos, Inc.	161,505
4,622	Arbitron, Inc.	142,404
11,168	Arctic Cat, Inc.*	164,728
15,665	Audiovox Corp., Class A*	145,841
6,239	Bally Technologies, Inc.*	287,743
10,480	Bebe Stores, Inc.	86,355
53,483	Belo Corp., Class A	463,698
4,776	Benihana, Inc.*	32,907
10,738	Benihana, Inc., Class A*	73,126
9,223	Big 5 Sporting Goods Corp.	156,330
362	Biglari Holdings, Inc.*	141,632
4,113	BJ's Restaurants, Inc.*	99,247
267,296	Blockbuster, Inc., Class B*	90,881
445,234	Blockbuster, Inc., Class A*	165,850
788	Blue Nile, Inc.*	42,544
6,868	Blyth, Inc.	395,872
12,565	Bob Evans Farms, Inc.	388,635
24,431	Bon-Ton Stores, Inc. (The)	418,259
12,623	Books-A-Million, Inc.	93,410
167,609	Borders Group, Inc.*	425,727
4,036	Brink's Home Security Holdings, Inc.*	169,270
11,554	Brookfield Homes Corp.*	129,520
24,276	Brown Shoe Co., Inc.	456,389
5,440	Buckle, Inc. (The)	196,819
1,549	Buffalo Wild Wings, Inc.*	64,036
18,942	Build-A-Bear Workshop, Inc.*	181,086
13,623	Cache, Inc.*	93,045
8,542	California Pizza Kitchen, Inc.*	175,111
34,851	Callaway Golf Co.	327,251
616	Capella Education Co.*	55,822
9,136	Carmike Cinemas, Inc.*	153,302
11,035	Carrols Restaurant Group, Inc.*	82,652
5,537	Carter's, Inc.*	178,402
26,131	Casual Male Retail Group, Inc.*	106,876
10,388	Cato Corp. (The), Class A	246,715
1,546	Cavco Industries, Inc.*	60,557
6,547	CEC Entertainment, Inc.*	255,660

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,151	Cheesecake Factory, Inc. (The)*	$384,483
3,910	Cherokee, Inc.	79,920
9,918	Children's Place Retail Stores, Inc. (The)*	454,443
3,377	Chipotle Mexican Grill, Inc.*	455,591
8,356	Choice Hotels International, Inc.	303,406
17,567	Christopher & Banks Corp.	171,981
1,176	Churchill Downs, Inc.	45,076
7,457	Cinemark Holdings, Inc.	136,165
2,325	Citi Trends, Inc.*	77,981
22,960	CKE Restaurants, Inc.	283,326
16,915	CKX, Inc.*	99,460
6,554	Coinstar, Inc.*	290,735
29,064	Coldwater Creek, Inc.*	205,773
3,366	Columbia Sportswear Co.	186,948
31,730	Conn's, Inc.*	302,387
23,672	Cooper Tire & Rubber Co.	502,320
17,782	Corinthian Colleges, Inc.*	277,755
5,139	CPI Corp.	136,338
8,861	Cracker Barrel Old Country Store, Inc.	437,468
19,576	Crocs, Inc.*	189,104
4,304	CSS Industries, Inc.	86,166
4,721	CTC Media, Inc.	79,738
1,426	Deckers Outdoor Corp.*	200,467
50,756	Denny's Corp.*	169,017
4,325	Destination Maternity Corp.*	136,670
4,985	DeVry, Inc.	311,014
6,410	DineEquity, Inc.*	263,643
6,851	Dolan Media Co.*	81,458
3,911	Dorman Products, Inc.*	99,144
18,306	Dover Downs Gaming & Entertainment, Inc.	71,943
14,702	Dress Barn, Inc. (The)*	406,951
5,262	Drew Industries, Inc.*	134,970
13,641	drugstore.com, Inc.*	49,926
10,755	DSW, Inc., Class A*	324,801
2,240	Einstein Noah Restaurant Group, Inc.*	29,075
24,553	Entercom Communications Corp., Class A*	357,492
44,420	Entravision Communications Corp., Class A*	142,588
16,143	Ethan Allen Interiors, Inc.	326,089
19,000	Finish Line, Inc. (The), Class A	306,090
3,788	Fisher Communications, Inc.*	56,972
5,648	Fossil, Inc.*	219,707
22,904	Fred's, Inc., Class A	318,137
1,970	Fuel Systems Solutions, Inc.*	61,996
50,102	Furniture Brands International, Inc.*	414,845
17,072	Gaylord Entertainment Co.*	576,180
13,536	Genesco, Inc.*	450,613
21,017	Gentex Corp.	451,655
4,707	G-III Apparel Group Ltd.*	134,620

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,849	Global Sources Ltd. (Bermuda)*	$28,213
82,374	Gray Television, Inc.*	308,902
26,285	Great Wolf Resorts, Inc.*	84,375
3,527	Guess?, Inc.	161,783
5,312	Gymboree Corp.*	260,979
18,083	Harte-Hanks, Inc.	260,395
10,368	Haverty Furniture Cos., Inc.	168,998
2,213	Hawk Corp., Class A*	51,209
6,917	Helen of Troy Ltd.*	186,828
3,190	hhgregg, Inc.*	91,330
5,279	Hibbett Sports, Inc.*	145,172
7,169	Hillenbrand, Inc.	176,214
4,754	Hooker Furniture Corp.	74,923
27,080	Hot Topic, Inc.	206,891
14,861	HSN, Inc.*	447,762
12,544	Iconix Brand Group, Inc.*	216,509
15,710	International Speedway Corp., Class A	480,098
8,200	Interval Leisure Group, Inc.*	121,278
19,419	Isle of Capri Casinos, Inc.*	211,473
3,917	ITT Educational Services, Inc.*	396,126
4,625	J.Crew Group, Inc.*	214,924
68,983	Jackson Hewitt Tax Service, Inc.*	116,581
23,844	JAKKS Pacific, Inc.*	364,575
7,113	Jo-Ann Stores, Inc.*	313,826
9,115	John Wiley & Sons, Inc., Class A	385,291
3,949	Jos. A. Bank Clothiers, Inc.*	240,336
37,556	Journal Communications, Inc., Class A*	212,943
3,213	K12, Inc.*	76,052
11,109	Kenneth Cole Productions, Inc., Class A*	138,418
2,931	Kirkland's, Inc.*	65,273
6,187	Knology, Inc.*	81,235
24,058	Krispy Kreme Doughnuts, Inc.*	89,015
19,569	K-Swiss, Inc., Class A*	243,438
8,397	Landry's Restaurants, Inc.*	193,887
21,439	La-Z-Boy, Inc.*	279,565
13,078	Leapfrog Enterprises, Inc.*	89,454
73,968	Lee Enterprises, Inc.*	279,599
6,255	Liberty Media Corp. - Capital, Series A*	276,909
5,521	Life Time Fitness, Inc.*	202,952
4,743	Lifetime Brands, Inc.*	68,773
25,280	Lin TV Corp., Class A*	182,774
3,309	Lincoln Educational Services Corp.*	82,593
57,516	Lions Gate Entertainment Corp. (Canada)*	398,011
53,075	Lithia Motors, Inc., Class A*	423,539
19,404	LKQ Corp.*	408,648
15,430	LodgeNet Interactive Corp.*	101,838
11,714	Luby's, Inc.*	47,793
1,259	Lululemon Athletica, Inc.*	47,364
2,362	Lumber Liquidators Holdings, Inc.*	71,947
11,873	M/I Homes, Inc.*	185,219
5,753	Maidenform Brands, Inc.*	131,283

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,121	Marcus Corp.	$142,905
3,507	Marine Products Corp.*	24,900
16,031	MarineMax, Inc.*	178,746
4,973	Martha Stewart Living Omnimedia, Inc., Class A*	33,220
6,332	Matthews International Corp., Class A	221,620
91,067	McClatchy Co. (The), Class A*	496,315
9,170	McCormick & Schmick's Seafood Restaurants, Inc.*	90,875
27,792	Media General, Inc., Class A*	351,569
36,053	Mediacom Communications Corp., Class A*	238,671
19,665	Men's Wearhouse, Inc. (The)	464,684
16,284	Meritage Homes Corp.*	387,234
31,190	Modine Manufacturing Co.*	436,972
5,936	Monarch Casino & Resort, Inc.*	68,976
2,899	Monro Muffler Brake, Inc.	103,958
20,088	Morgans Hotel Group Co.*	170,145
1,381	Morningstar, Inc.*	64,921
10,273	Morton's Restaurant Group, Inc.*	62,254
11,462	Movado Group, Inc.*	142,243
17,534	Multimedia Games, Inc.*	80,130
896	National Presto Industries, Inc.	100,325
29,603	Nautilus, Inc.*	101,242
5,310	Netflix, Inc.*	524,469
20,484	New York & Co., Inc.*	125,772
5,661	NutriSystem, Inc.	109,427
18,606	O'Charley's, Inc.*	177,687
17,026	Orbitz Worldwide, Inc.*	112,201
18,528	Orient-Express Hotels Ltd., Class A*	252,907
4,738	Overstock.com, Inc.*	87,653
9,166	Oxford Industries, Inc.	197,894
5,469	P.F. Chang's China Bistro, Inc.	238,667
70,868	Pacific Sunwear of California, Inc.*	358,592
3,785	Panera Bread Co., Class A*	295,003
6,406	Papa John's International, Inc.*	175,524
1,864	Peet's Coffee & Tea, Inc.*	73,852
34,821	Pep Boys - Manny, Moe & Jack (The)	436,307
6,821	Perry Ellis International, Inc.*	164,591
34,333	Pier 1 Imports, Inc.*	284,277
37,422	Pinnacle Entertainment, Inc.*	506,320
15,949	Playboy Enterprises, Inc., Class B*	66,667
15,495	Pool Corp.	380,092
1,801	Pre-Paid Legal Services, Inc.*	80,090
1,621	Priceline.com, Inc.*	424,783
11,060	PRIMEDIA, Inc.	38,599
39,661	Radio One, Inc., Class D*	199,891
9,226	RC2 Corp.*	169,482
27,961	RCN Corp.*	410,467
11,284	Red Lion Hotels Corp.*	86,210
6,590	Red Robin Gourmet Burgers, Inc.*	160,862

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
27,782	Retail Ventures, Inc.*	$300,601
36,063	Ruby Tuesday, Inc.*	403,545
17,658	Ruth's Hospitality Group, Inc.*	95,883
19,531	Ryland Group, Inc.	444,916
21,797	Sally Beauty Holdings, Inc.*	208,161
10,092	Scholastic Corp.	272,585
15,883	Scientific Games Corp., Class A*	233,639
35,089	Sealy Corp.*	131,233
15,608	Select Comfort Corp.*	176,683
5,619	Shoe Carnival, Inc.*	155,422
12,446	Shuffle Master, Inc.*	119,482
2,050	Shutterfly, Inc.*	48,236
34,700	Sinclair Broadcast Group, Inc., Class A*	239,083
10,443	Skechers U.S.A., Inc., Class A*	400,489
5,232	Skyline Corp.	121,958
12,671	Smith & Wesson Holding Corp.*	56,386
24,279	Sonic Corp.*	284,307
11,502	Sotheby's	384,167
17,438	Spartan Motors, Inc.	107,592
6,016	Speedway Motorsports, Inc.	97,760
19,723	Stage Stores, Inc.	300,776
16,520	Standard Motor Products, Inc.	176,103
59,407	Standard Pacific Corp.*	380,799
6,375	Stanley Furniture Co., Inc.*	62,921
21,502	Stein Mart, Inc.*	203,839
2,810	Steiner Leisure Ltd.*	131,705
5,331	Steinway Musical Instruments, Inc.*	102,142
2,715	Steven Madden Ltd.*	157,361
36,389	Stewart Enterprises, Inc., Class A	246,717
8,490	Stoneridge, Inc.*	91,607
949	Strayer Education, Inc.	230,721
15,179	Superior Industries International, Inc.	255,918
2,561	Syms Corp.*	23,331
6,325	Systemax, Inc.	146,930
10,827	Talbots, Inc. (The)*	178,104
6,226	Tempur-Pedic International, Inc.*	209,816
10,363	Texas Roadhouse, Inc.*	153,165
15,263	Timberland Co. (The), Class A*	328,154
16,826	Town Sports International Holdings, Inc.*	63,434
72,393	TravelCenters of America LLC*	294,640
2,152	True Religion Apparel, Inc.*	67,250
20,993	Tuesday Morning Corp.*	118,610
4,900	Ulta Salon Cosmetics & Fragrance, Inc.*	113,288
5,504	Under Armour, Inc., Class A*	185,760
39,834	Unifi, Inc.*	152,564
4,646	UniFirst Corp.	227,050
3,111	Universal Electronics, Inc.*	66,015
2,674	Universal Technical Institute, Inc.*	64,069
10,639	Vail Resorts, Inc.*	485,564
11,477	Valassis Communications, Inc.*	375,183
15,947	ValueVision Media, Inc., Class A*	49,117

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,455	Vitamin Shoppe, Inc.*	$36,113
4,206	Volcom, Inc.*	100,271
10,599	Warnaco Group, Inc. (The)*	507,056
7,958	Weight Watchers International, Inc.	211,444
10,572	West Marine, Inc.*	126,547
27,561	Wet Seal, Inc. (The), Class A*	130,364
3,123	Weyco Group, Inc.	76,326
11,004	Winnebago Industries, Inc.*	182,997
7,037	WMS Industries, Inc.*	351,991
10,489	Wolverine World Wide, Inc.	321,068
4,790	Wonder Auto Technology, Inc.*	55,420
20,135	World Wrestling Entertainment, Inc., Class A	367,464
75,342	Zale Corp.*	245,615
4,784	Zumiez, Inc.*	88,791
		52,991,985
	Consumer Staples—2.9%
1,576	Alico, Inc.	42,048
58,468	Alliance One International, Inc.*	297,602
3,209	American Italian Pasta Co., Class A*	125,889
29,101	American Oriental Bioengineering, Inc. (China)*	117,859
9,538	Andersons, Inc. (The)	344,703
785	Arden Group, Inc., Class A	79,678
1,737	Boston Beer Co., Inc., Class A*	99,026
3,456	Calavo Growers, Inc.	59,927
4,502	Cal-Maine Foods, Inc.	150,277
3,501	Cellu Tissue Holdings, Inc.*	36,480
10,741	Central European Distribution Corp.*	372,176
10,547	Central Garden & Pet Co.*	118,443
27,734	Central Garden & Pet Co., Class A*	286,492
3,120	Coca-Cola Bottling Co. Consolidated	171,850
18,139	Darling International, Inc.*	172,139
3,910	Diamond Foods, Inc.	166,996
13,162	Elizabeth Arden, Inc.*	239,680
2,011	Farmer Bros. Co.	37,626
2,248	Green Mountain Coffee Roasters, Inc.*	163,340
17,826	Hain Celestial Group, Inc. (The)*	352,598
4,342	Hansen Natural Corp.*	191,395
23,449	Heckmann Corp.*	140,694
9,724	Herbalife Ltd. (Cayman Islands)	469,183
10,215	Imperial Sugar Co.	163,746
8,952	Ingles Markets, Inc., Class A	143,501
2,705	Inter Parfums, Inc.	46,742
2,724	J & J Snack Foods Corp.	126,911
4,767	Lancaster Colony Corp.	262,042
9,442	Lance, Inc.	218,866
12,113	Mannatech, Inc.	46,756
3,990	Mead Johnson Nutrition Co., Class A	205,924
5,456	MGP Ingredients, Inc.*	42,393
3,116	National Beverage Corp.	36,146

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,811	Nu Skin Enterprises, Inc., Class A	$264,859
4,244	Nutraceutical International Corp.*	65,655
13,429	Omega Protein Corp.*	71,845
11,939	Prestige Brands Holdings, Inc.*	116,286
7,706	PriceSmart, Inc.	191,725
25,549	Reddy Ice Holdings, Inc.*	108,328
1,182	Revlon, Inc., Class A*	20,709
5,723	Sanderson Farms, Inc.	324,322
17,673	Smart Balance, Inc.*	117,525
19,364	Spartan Stores, Inc.	292,203
9,549	Susser Holdings Corp.*	102,843
6,374	Tootsie Roll Industries, Inc.	169,548
6,725	TreeHouse Foods, Inc.*	284,400
2,721	USANA Health Sciences, Inc.*	98,636
13,629	Vector Group Ltd.	223,379
3,068	Village Super Market, Inc., Class A	82,560
4,069	WD-40 Co.	143,351
4,365	Zhongpin, Inc.*	55,348
		8,262,650
	Energy—5.9%
1,433	Adams Resources & Energy, Inc.	27,098
34,182	Allis-Chalmers Energy, Inc.*	137,753
1,273	Apco Oil And Gas International, Inc. (Cayman Islands)	35,568
5,516	Approach Resources, Inc.*	49,368
3,093	Arena Resources, Inc.*	114,224
10,151	Atlas Energy, Inc.	366,248
9,304	ATP Oil & Gas Corp.*	169,891
11,168	Atwood Oceanics, Inc.*	406,627
32,803	Basic Energy Services, Inc.*	334,919
11,807	Berry Petroleum Co., Class A	382,193
5,286	Bill Barrett Corp.*	180,147
4,194	Brigham Exploration Co.*	81,825
10,523	Bristow Group, Inc.*	407,345
16,552	Bronco Drilling Co., Inc.*	79,118
46,926	Cal Dive International, Inc.*	307,834
2,198	CARBO Ceramics, Inc.	161,003
5,360	Carrizo Oil & Gas, Inc.*	117,598
2,734	Clayton Williams Energy, Inc.*	127,022
22,505	Cloud Peak Energy, Inc.*	360,080
1,864	Cobalt International Energy, Inc.*	21,455
10,695	Comstock Resources, Inc.*	342,882
7,296	Concho Resources, Inc.*	414,559
1,839	Contango Oil & Gas Co.*	100,961
2,516	Continental Resources, Inc.*	123,686
17,301	Copano Energy LLC	453,286
1,613	Core Laboratories NV (Netherlands)	241,773
13,520	CVR Energy, Inc.*	114,785
3,344	Dawson Geophysical Co.*	97,946
12,429	Delek US Holdings, Inc.	87,127

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
69,603	Delta Petroleum Corp.*	$107,189
42,343	DHT Holdings, Inc.	199,859
3,023	Dril-Quip, Inc.*	175,122
56,414	Endeavour International Corp.*	91,391
6,366	Energy XXI Bermuda Ltd. (Bermuda)	111,469
15,854	ENGlobal Corp.*	56,282
5,972	Geokinetics, Inc.*	52,195
36,236	Global Industries Ltd.*	242,781
8,185	GMX Resources, Inc.*	65,562
6,584	Goodrich Petroleum Corp.*	111,467
29,623	Gran Tierra Energy, Inc.*	179,515
4,964	Gulf Island Fabrication, Inc.	118,987
11,004	Gulfmark Offshore, Inc., Class A*	379,308
4,399	Gulfport Energy Corp.*	54,987
17,920	Harvest Natural Resources, Inc.*	158,234
100,454	Hercules Offshore, Inc.*	397,798
15,315	Hornbeck Offshore Services, Inc.*	374,758
72,706	International Coal Group, Inc.*	383,161
1,061	Interoil Corp. (Canada)*	71,161
35,418	ION Geophysical Corp.*	212,862
5,013	James River Coal Co.*	94,345
10,839	Knightsbridge Tankers Ltd. (Bermuda)	205,291
2,537	Lufkin Industries, Inc.	215,975
11,498	Matrix Service Co.*	122,224
14,512	McMoRan Exploration Co.*	173,273
192,196	Meridian Resource Corp. (The)*	55,756
36,998	Newpark Resources, Inc.*	247,147
11,905	Nordic American Tanker Shipping Ltd. (Bermuda)	371,912
21,336	Omega Navigation Enterprises, Inc., Class A (United Kingdom)	64,008
33,001	Pacific Ethanol, Inc.*	35,311
70,281	Parker Drilling Co.*	388,654
19,011	Patriot Coal Corp.*	374,327
10,163	Petroleum Development Corp.*	237,916
24,570	PetroQuest Energy, Inc.*	145,209
7,066	PHI, Inc.*	146,902
30,283	Pioneer Drilling Co.*	222,277
697	PrimeEnergy Corp.*	15,668
8,174	Quicksilver Resources, Inc.*	113,373
3,426	Rex Energy Corp.*	45,566
4,612	Rex Stores Corp.*	79,142
13,661	Rosetta Resources, Inc.*	340,159
8,081	RPC, Inc.	110,306
34,748	SandRidge Energy, Inc.*	260,957
13,255	StealthGas, Inc. (Greece)	71,709
23,416	Stone Energy Corp.*	381,681
5,694	Superior Well Services, Inc.*	82,563
11,538	Swift Energy Co.*	417,445
3,409	T-3 Energy Services, Inc.*	101,418

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,070	Teekay Tankers Ltd., Class A (Marshall Islands)	$128,292
10,943	Tesco Corp. (Canada)*	136,897
28,683	TETRA Technologies, Inc.*	352,514
13,032	Trico Marine Services, Inc.*	42,745
21,325	Tsakos Energy Navigation Ltd. (Bermuda)	312,198
7,509	Union Drilling, Inc.*	49,785
98,756	USEC, Inc.*	592,536
18,433	VAALCO Energy, Inc.*	103,409
3,870	Venoco, Inc.*	57,663
19,409	W&T Offshore, Inc.	183,803
13,834	Willbros Group, Inc.*	173,617
		16,642,382
	Financials—22.0%
8,309	1st Source Corp.	158,951
6,669	Abington Bancorp, Inc.	63,422
9,604	Acadia Realty Trust REIT	183,244
36,591	Advance America Cash Advance Centers, Inc.	209,301
2,848	Agree Realty Corp. REIT	72,994
115	Alexander's, Inc. REIT*	36,549
8,065	American Campus Communities, Inc. REIT	227,191
5,439	American Capital Agency Corp. REIT	149,627
31,515	American Equity Investment Life Holding Co.	331,538
3,499	American Physicians Capital, Inc.	117,007
5,395	American Safety Insurance Holdings Ltd. (Bermuda)*	87,291
6,780	Ameris Bancorp	75,461
6,552	AMERISAFE, Inc.*	112,039
2,579	Ames National Corp.	49,336
4,940	AmTrust Financial Services, Inc.	67,332
68,704	Anchor Bancorp Wisconsin, Inc.*	68,704
34,144	Anworth Mortgage Asset Corp. REIT	229,106
43,593	Arbor Realty Trust, Inc. REIT*	177,859
9,438	Argo Group International Holdings Ltd. (Bermuda)*	311,360
9,695	Arlington Asset Investment Corp., Class A	195,451
3,453	Arrow Financial Corp.	95,993
2,395	Artio Global Investors, Inc.	54,798
64,241	Ashford Hospitality Trust, Inc. REIT*	597,441
4,721	Asset Acceptance Capital Corp.*	34,747
5,491	Associated Estates Realty Corp. REIT	77,039
18,204	Assured Guaranty Ltd. (Bermuda)	392,296
8,233	Avatar Holdings, Inc.*	196,275
3,388	Baldwin & Lyons, Inc., Class B	85,005
1,786	BancFirst Corp.	78,834
21,829	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	309,099

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,003	Bancorp, Inc.*	$79,857
11,438	BancTrust Financial Group, Inc.	70,801
11,474	Bank Mutual Corp.	81,695
2,758	Bank of the Ozarks, Inc.	106,100
114,541	BankAtlantic Bancorp, Inc., Class A	300,097
6,956	BankFinancial Corp.	67,195
45,149	Banner Corp.	255,995
5,091	Beneficial Mutual Bancorp, Inc.*	50,452
5,545	Berkshire Hills Bancorp, Inc.	116,445
22,019	BGC Partners, Inc., Class A	143,564
31,124	Boston Private Financial Holdings, Inc.	246,813
15,187	Broadpoint Gleacher Securities, Inc.*	65,000
22,982	Brookline Bancorp, Inc.	252,572
13,293	Calamos Asset Management, Inc., Class A	165,498
2,698	Camden National Corp.	96,400
7,125	Capital City Bank Group, Inc.	125,329
62,281	Capital Trust, Inc., Class A REIT*	163,799
36,783	Capitol Bancorp Ltd.	89,751
3,145	Capitol Federal Financial	118,535
32,178	CapLease, Inc. REIT	187,598
28,631	Capstead Mortgage Corp. REIT	324,103
10,774	Cardtronics, Inc.*	150,190
6,757	Cash America International, Inc.	250,414
32,641	Cathay General Bancorp	403,769
29,597	Cedar Shopping Centers, Inc. REIT	235,592
10,701	Center Financial Corp.*	72,125
84,126	Central Pacific Financial Corp.*	183,395
10,376	Chemical Financial Corp.	245,911
110,882	Chimera Investment Corp. REIT	451,290
5,389	Citizens & Northern Corp.	69,895
548,585	Citizens Republic Bancorp, Inc.*	685,731
9,066	Citizens, Inc.*	63,553
53,002	City Bank*	14,841
5,469	City Holding Co.	191,634
6,638	CNA Surety Corp.*	111,319
12,278	CoBiz Financial, Inc.	87,665
11,852	Cogdell Spencer, Inc. REIT	89,838
11,701	Cohen & Co., Inc. REIT*	67,047
2,097	Cohen & Steers, Inc.	56,766
6,287	Columbia Banking System, Inc.	141,332
10,055	Community Bank System, Inc.	248,057
5,776	Community Trust Bancorp, Inc.	173,396
14,558	Compass Diversified Holdings	211,382
21,896	CompuCredit Holdings Corp.	131,157
42,160	Cousins Properties, Inc. REIT	339,810
5,713	Cowen Group, Inc., Class A*	30,850
15,730	Crawford & Co., Class B*	70,785
1,617	Credit Acceptance Corp.*	72,927
28,528	CVB Financial Corp.	314,093
3,759	Danvers Bancorp, Inc.	61,460
78,325	DCT Industrial Trust, Inc. REIT	411,990

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
40,832	DiamondRock Hospitality Co. REIT*	$448,744
6,929	Digital Realty Trust, Inc. REIT	406,732
11,962	Dime Community Bancshares	152,516
6,640	Dollar Financial Corp.*	155,442
5,688	Donegal Group, Inc., Class A	82,078
3,122	Duff & Phelps Corp., Class A	49,015
5,578	DuPont Fabros Technology, Inc. REIT	123,664
6,684	EastGroup Properties, Inc. REIT	273,242
21,874	Education Realty Trust, Inc. REIT	154,649
814	EMC Insurance Group, Inc.	19,748
17,110	Employers Holdings, Inc.	281,973
5,799	Encore Capital Group, Inc.*	133,435
1,470	Enstar Group Ltd. (Bermuda)*	97,196
6,879	Enterprise Financial Services Corp.	72,298
10,070	Entertainment Properties Trust REIT	440,260
3,282	Equity Lifestyle Properties, Inc. REIT	182,184
11,818	Equity One, Inc. REIT	229,387
2,382	Evercore Partners, Inc., Class A	85,371
27,766	Extra Space Storage, Inc. REIT	417,045
8,502	EZCORP, Inc., Class A*	176,076
56,563	F.N.B. Corp.	527,167
8,257	FBL Financial Group, Inc., Class A	213,361
8,923	FBR Capital Markets Corp.*	42,206
99,789	FelCor Lodging Trust, Inc. REIT*	809,289
3,920	Financial Institutions, Inc.	63,034
7,548	First Bancorp	123,108
3,644	First Bancorp, Inc.	57,903
158,674	First BanCorp.	336,389
34,662	First Busey Corp.	175,043
5,283	First Cash Financial Services, Inc.*	116,543
51,357	First Commonwealth Financial Corp.	336,388
8,910	First Community Bancshares, Inc.	148,351
7,299	First Defiance Financial Corp.	98,536
9,959	First Financial Bancorp	190,316
3,985	First Financial Bankshares, Inc.	213,118
3,278	First Financial Corp.	95,554
10,901	First Financial Holdings, Inc.	153,922
44,838	First Marblehead Corp. (The)*	157,381
24,105	First Merchants Corp.	210,678
5,132	First Mercury Financial Corp.	67,281
24,893	First Midwest Bancorp, Inc.	378,374
14,701	First Potomac Realty Trust REIT	238,450
5,095	First South Bancorp, Inc.	71,024
12,849	Flagstone Reinsurance Holdings Ltd. (Bermuda)	143,266
9,769	Flushing Financial Corp.	132,956
33,319	Forest City Enterprises, Inc., Class A*	514,779
7,483	Forestar Group, Inc.*	168,667
4,017	FPIC Insurance Group, Inc.*	109,343
20,015	Franklin Street Properties Corp. REIT	295,021
15,052	Frontier Financial Corp.*	53,736

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,405	GAMCO Investors, Inc., Class A	$202,674
4,421	Getty Realty Corp. REIT	109,508
18,823	GFI Group, Inc.	129,879
23,470	Glacier Bancorp, Inc.	433,960
3,637	Gladstone Commercial Corp. REIT	58,919
63,187	Glimcher Realty Trust REIT	430,303
3,122	Government Properties Income Trust REIT	84,637
3,274	Great Southern Bancorp, Inc.	79,853
11,245	Greene Bankshares, Inc.*	142,137
2,055	Greenhill & Co., Inc.	180,614
3,701	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	94,820
34,473	Grubb & Ellis Co.*	61,362
9,317	Hallmark Financial Services, Inc.*	109,102
7,606	Hancock Holding Co.	310,933
62,659	Hanmi Financial Corp.*	186,724
9,205	Harleysville Group, Inc.	294,744
6,023	Hatteras Financial Corp. REIT	160,633
19,058	Healthcare Realty Trust, Inc. REIT	460,060
6,690	Heartland Financial USA, Inc.	127,846
45,462	Hersha Hospitality Trust REIT	262,316
9,942	Hilltop Holdings, Inc.*	116,620
3,087	Home BancShares, Inc.	86,806
18,413	Horace Mann Educators Corp.	316,888
4,185	IBERIABANK Corp.	257,963
5,328	Independent Bank Corp.	138,208
6,276	Infinity Property & Casualty Corp.	289,512
35,335	Inland Real Estate Corp. REIT	332,856
4,027	International Assets Holding Corp.*	65,117
20,259	Investment Technology Group, Inc.*	351,899
8,398	Investors Bancorp, Inc.*	116,816
21,428	Investors Real Estate Trust REIT	187,066
1,822	Kansas City Life Insurance Co.	61,948
2,827	KBW, Inc.*	84,669
2,560	Kearny Financial Corp.	26,189
16,878	Kilroy Realty Corp. REIT	591,743
34,103	Kite Realty Group Trust REIT	184,838
25,711	Knight Capital Group, Inc., Class A*	399,806
19,217	LaBranche & Co., Inc.*	94,932
11,126	Lakeland Bancorp, Inc.	116,823
4,637	Lakeland Financial Corp.	96,728
19,267	LaSalle Hotel Properties REIT	507,685
9,931	Lazard Ltd., Class A (Bermuda)	383,932
5,110	LTC Properties, Inc. REIT	142,569
124,568	Maguire Properties, Inc. REIT*	460,902
13,711	Maiden Holdings Ltd. (Bermuda)	102,695
15,679	MainSource Financial Group, Inc.	126,843
4,487	MarketAxess Holdings, Inc.	70,536
15,442	Max Capital Group Ltd. (Bermuda)	344,357
14,564	MB Financial, Inc.	356,818
16,243	Meadowbrook Insurance Group, Inc.	128,320

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,114	Medallion Financial Corp.	$72,912
19,822	Medical Properties Trust, Inc. REIT	199,211
26,121	MGIC Investment Corp.*	272,442
7,350	Mid-America Apartment Communities, Inc. REIT	406,235
14,295	Mission West Properties, Inc. REIT	103,496
8,412	Monmouth Real Estate Investment Corp., Class A REIT	65,277
10,090	Nara Bancorp, Inc.*	90,810
1,729	NASB Financial, Inc.	42,775
23,035	National Financial Partners Corp.*	354,509
5,459	National Health Investors, Inc. REIT	221,745
1,423	National Interstate Corp.	29,726
45,980	National Penn Bancshares, Inc.	336,574
1,160	National Western Life Insurance Co., Class A	221,722
4,850	Navigators Group, Inc. (The)*	194,631
11,014	NBT Bancorp, Inc.	269,513
12,407	Nelnet, Inc., Class A	247,644
28,780	NewAlliance Bancshares, Inc.	375,003
20,454	NewStar Financial, Inc.*	156,678
5,640	Northfield Bancorp, Inc.	83,246
86,607	NorthStar Realty Finance Corp. REIT	408,785
28,263	Northwest Bancshares, Inc.	353,005
6,012	OceanFirst Financial Corp.	77,314
20,501	Ocwen Financial Corp.*	236,787
33,347	Old National Bancorp	447,183
12,910	Old Second Bancorp, Inc.	73,845
14,601	OMEGA Healthcare Investors, Inc. REIT	292,312
6,819	One Liberty Properties, Inc. REIT	116,264
5,335	Oppenheimer Holdings, Inc., Class A	155,088
7,162	optionsXpress Holdings, Inc.*	127,126
16,706	Oriental Financial Group, Inc.	279,324
130,196	Pacific Capital Bancorp*	226,541
12,632	PacWest Bancorp	303,294
7,458	Park National Corp.	510,873
13,556	Parkway Properties, Inc. REIT	267,053
8,702	Penson Worldwide, Inc.*	81,799
6,029	Peoples Bancorp, Inc.	104,543
2,700	Pico Holdings, Inc.*	95,985
9,662	Pinnacle Financial Partners, Inc.*	147,635
5,435	Piper Jaffray Cos.*	213,922
18,828	PMA Capital Corp., Class A*	129,348
119,286	PMI Group, Inc. (The)*	621,480
2,467	Portfolio Recovery Associates, Inc.*	163,981
22,863	Post Properties, Inc. REIT	588,951
7,251	Potlatch Corp. REIT	271,622
13,928	Presidential Life Corp.	164,072
15,927	PrivateBancorp, Inc.	228,075
6,522	Prosperity Bancshares, Inc.	255,793
24,648	Provident Financial Services, Inc.	324,861

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,470	Provident New York Bancorp	$148,607
3,616	PS Business Parks, Inc. REIT	216,960
35,873	Radian Group, Inc.	509,038
137,813	RAIT Financial Trust REIT*	559,521
18,229	Ramco-Gershenson Properties Trust REIT	227,133
9,123	Renasant Corp.	150,803
7,254	Republic Bancorp, Inc., Class A	175,184
14,493	Resource Capital Corp. REIT	103,045
3,082	Rewards Network, Inc.*	40,128
3,040	Riskmetrics Group, Inc.*	68,218
5,878	RLI Corp.	340,924
14,028	S&T Bancorp, Inc.	337,373
4,035	S.Y. Bancorp, Inc.	95,791
6,829	Safety Insurance Group, Inc.	254,653
9,862	Sanders Morris Harris Group, Inc.	58,876
12,338	Sandy Spring Bancorp, Inc.	215,298
3,104	Saul Centers, Inc. REIT	122,701
2,619	SCBT Financial Corp.	104,210
13,908	SeaBright Insurance Holdings, Inc.	151,319
37,705	Seacoast Banking Corp. of Florida	82,197
4,638	Shore Bancshares, Inc.	65,349
4,832	Sierra Bancorp	60,303
6,546	Signature Bank*	264,327
4,790	Simmons First National Corp., Class A	134,503
433,659	South Financial Group, Inc. (The)	333,917
3,595	Southside Bancshares, Inc.	77,580
10,977	Southwest Bancorp, Inc.	160,923
9,009	Sovran Self Storage, Inc. REIT	332,342
13,120	St. Joe Co. (The)*	433,485
4,688	State Auto Financial Corp.	83,868
8,954	StellarOne Corp.	133,504
17,284	Sterling Bancorp	185,112
37,652	Sterling Bancshares, Inc.	221,394
106,145	Sterling Financial Corp.*	92,389
16,821	Stewart Information Services Corp.	191,423
3,872	Stifel Financial Corp.*	221,982
120,012	Strategic Hotels & Resorts, Inc. REIT*	770,477
2,835	Suffolk Bancorp	88,027
14,650	Sun Bancorp, Inc.*	79,110
9,549	Sun Communities, Inc. REIT	276,157
45,868	Sunstone Hotel Investors, Inc. REIT*	583,900
22,908	Superior Bancorp*	81,094
14,088	SWS Group, Inc.	155,954
10,358	Symetra Financial Corp.*	139,833
5,431	Tanger Factory Outlet Centers, Inc. REIT	225,930
7,837	Taubman Centers, Inc. REIT	339,891
2,591	Taylor Capital Group, Inc.*	35,497
9,215	Texas Capital Bancshares, Inc.*	183,379
11,389	TFS Financial Corp.	161,040
15,996	Thomas Weisel Partners Group, Inc.*	125,569
2,380	Tompkins Financial Corp.	96,676

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,008	Tower Group, Inc.	$115,484
8,781	Townebank	140,759
6,654	TradeStation Group, Inc.*	55,627
5,188	Tree.com, Inc.*	47,211
4,840	TriCo Bancshares	92,154
37,559	TrustCo Bank Corp. NY	249,767
6,748	UMB Financial Corp.	284,226
29,898	Umpqua Holdings Corp.	446,676
7,753	Union First Market Bankshares Corp.	130,095
22,646	United America Indemnity Ltd., Class A*	215,137
16,661	United Bankshares, Inc.	483,835
51,871	United Community Banks, Inc.*	302,927
3,971	United Financial Bancorp, Inc.	55,515
9,867	United Fire & Casualty Co.	225,658
1,836	Universal Health Realty Income Trust REIT	60,992
8,124	Universal Insurance Holdings, Inc.	41,026
5,830	Univest Corp. of Pennsylvania	114,093
1,048	Urstadt Biddle Properties, Inc. REIT	15,510
5,875	Urstadt Biddle Properties, Inc., Class A REIT	99,052
38,426	U-Store-It Trust REIT	331,232
15,436	Validus Holdings Ltd.	394,699
10,347	Virginia Commerce Bancorp, Inc.*	73,774
6,851	W Holding Co., Inc. (Puerto Rico)*	36,653
11,615	W.P. Carey & Co. LLC	357,510
11,093	Waddell & Reed Financial, Inc., Class A	411,772
13,473	Washington REIT	423,726
6,328	Washington Trust Bancorp, Inc.	114,600
14,532	WesBanco, Inc.	280,177
29,108	West Coast Bancorp	100,132
5,406	Westamerica Bancorp	317,711
18,642	Western Alliance Bancorp*	162,185
9,729	Westfield Financial, Inc.	88,534
6,917	Wilshire Bancorp, Inc.	75,119
5,122	Winthrop Realty Trust REIT	69,147
7,587	Wintrust Financial Corp.	282,995
4,373	World Acceptance Corp.*	154,279
2,869	WSFS Financial Corp.	120,814
		62,555,177
	Health Care—7.0%
1,187	Abraxis Bioscience, Inc.*	59,314
17,835	Affymetrix, Inc.*	123,775
3,692	Air Methods Corp.*	122,131
8,398	Albany Molecular Research, Inc.*	67,184
2,456	Alexion Pharmaceuticals, Inc.*	134,785
5,407	Align Technology, Inc.*	91,811
11,111	Alkermes, Inc.*	145,554
20,328	Alliance HealthCare Services, Inc.*	108,958
27,182	Allied Healthcare International, Inc.*	76,381
5,583	Allscripts-Misys Healthcare Solutions, Inc.*	112,609

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,038	Amedisys, Inc.*	$232,508
4,926	America Service Group, Inc.	83,545
6,082	American Dental Partners, Inc.*	78,336
7,343	American Medical Systems Holdings, Inc.*	131,587
22,456	AMN Healthcare Services, Inc.*	205,248
13,763	AmSurg Corp., Class A*	285,169
2,166	Analogic Corp.	103,578
5,798	Angiodynamics, Inc.*	92,768
3,205	Assisted Living Concepts, Inc., Class A*	112,496
3,688	Bio-Reference Labs, Inc.*	86,299
20,172	BioScrip, Inc.*	180,338
5,969	Bruker Corp.*	91,266
55,184	Cambrex Corp.*	242,258
3,019	Cantel Medical Corp.	60,259
6,825	Capital Senior Living Corp.*	35,900
3,880	Caraco Pharmaceutical Laboratories Ltd.*	25,026
6,884	Catalyst Health Solutions, Inc.*	291,262
15,133	Celera Corp.*	113,044
4,022	Chemed Corp.	221,250
940	Computer Programs & Systems, Inc.	42,356
11,164	CONMED Corp.*	248,287
9,883	Cooper Cos., Inc. (The)	384,350
1,783	CorVel Corp.*	59,374
15,306	Cross Country Healthcare, Inc.*	153,366
5,854	Cubist Pharmaceuticals, Inc.*	131,247
1,897	Dionex Corp.*	154,738
7,821	Eclipsys Corp.*	161,738
4,820	Emdeon, Inc., Class A*	78,903
1,056	Emergent Biosolutions, Inc.*	17,192
7,361	Emeritus Corp.*	164,886
1,642	Ensign Group, Inc. (The)	28,505
5,594	Enzon Pharmaceuticals, Inc.*	59,185
11,822	eResearchTechnology, Inc.*	87,128
5,994	ev3, Inc.*	114,665
38,449	Five Star Quality Care, Inc.*	113,809
6,851	Gen-Probe, Inc.*	324,669
9,433	Gentiva Health Services, Inc.*	270,538
6,940	Greatbatch, Inc.*	155,040
4,098	Haemonetics Corp.*	237,110
7,022	Hanger Orthopedic Group, Inc.*	130,890
25,078	HealthTronics, Inc.*	89,027
12,388	Healthways, Inc.*	201,801
1,364	HMS Holdings Corp.*	72,974
2,192	ICU Medical, Inc.*	78,057
5,738	IDEXX Laboratories, Inc.*	379,511
7,079	Illumina, Inc.*	296,398
8,711	Immucor, Inc.*	186,503
3,043	Integra LifeSciences Holdings Corp.*	138,244
10,900	Invacare Corp.	288,087
14,808	inVentiv Health, Inc.*	341,028
6,513	Kendle International, Inc.*	107,790

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
62,904	KV Pharmaceutical Co., Class A*	$97,501
1,611	Landauer, Inc.	109,790
8,366	LCA-Vision, Inc.*	70,525
2,137	LHC Group, Inc.*	72,872
3,728	Luminex Corp.*	60,617
9,864	Martek Biosciences Corp.*	217,304
3,286	Masimo Corp.*	76,925
4,147	MedAssets, Inc.*	94,676
20,494	MedCath Corp.*	203,710
5,059	Medical Action Industries, Inc.*	60,050
7,864	Medicines Co. (The)*	57,722
8,042	Medicis Pharmaceutical Corp., Class A	204,106
4,123	MedQuist, Inc.	38,385
3,920	Meridian Bioscience, Inc.	78,361
5,431	Merit Medical Systems, Inc.*	87,819
7,499	Molina Healthcare, Inc.*	218,746
3,396	MWI Veterinary Supply, Inc.*	142,462
4,958	Myriad Genetics, Inc.*	119,042
3,221	National Healthcare Corp.	113,895
4,759	Natus Medical, Inc.*	81,093
4,946	Odyssey HealthCare, Inc.*	103,025
5,699	Omnicell, Inc.*	76,082
2,152	Onyx Pharmaceuticals, Inc.*	62,128
3,719	Orthofix International NV (Netherlands)*	127,153
3,974	OSI Pharmaceuticals, Inc.*	233,155
7,345	Par Pharmaceutical Cos., Inc.*	199,343
12,233	PAREXEL International Corp.*	288,454
36,165	PDL BioPharma, Inc.	210,480
8,353	Perrigo Co.	509,784
12,514	PharMerica Corp.*	241,520
6,464	Phase Forward, Inc.*	108,660
4,400	Providence Service Corp. (The)*	73,084
15,426	PSS World Medical, Inc.*	361,431
13,830	Psychiatric Solutions, Inc.*	444,911
1,917	Quality Systems, Inc.	122,707
5,253	RehabCare Group, Inc.*	149,816
22,638	Res-Care, Inc.*	263,506
5,406	ResMed, Inc.*	369,933
19,037	RTI Biologics, Inc.*	72,912
2,615	Salix Pharmaceuticals Ltd.*	105,123
4,759	Select Medical Holdings Corp.*	41,356
5,901	Sirona Dental Systems, Inc.*	246,013
25,188	Skilled Healthcare Group, Inc., Class A*	168,508
2,435	SonoSite, Inc.*	81,621
10,590	STERIS Corp.	352,435
29,484	Sun Healthcare Group, Inc.*	263,587
84,590	Sunrise Senior Living, Inc.*	470,320
3,643	SurModics, Inc.*	67,760
9,991	Symmetry Medical, Inc.*	115,496
6,931	Syneron Medical Ltd. (Israel)*	79,707
2,637	Team Health Holdings, Inc.*	41,454

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,441	Techne Corp.	$161,716
4,553	Thoratec Corp.*	203,018
16,787	TomoTherapy, Inc.*	65,301
17,970	Triple-S Management Corp., Class B*	327,054
2,088	United Therapeutics Corp.*	118,786
5,888	Valeant Pharmaceuticals International*	264,960
5,592	Varian, Inc.*	289,610
15,902	VCA Antech, Inc.*	452,571
15,229	ViroPharma, Inc.*	193,713
2,061	Volcano Corp.*	49,505
6,782	West Pharmaceutical Services, Inc.	283,827
4,616	Wright Medical Group, Inc.*	86,689
4,193	Zoll Medical Corp.*	128,096
		19,893,946
	Industrials—19.1%
2,138	AAON, Inc.	51,611
14,221	AAR Corp.*	346,708
39,853	ACCO Brands Corp.*	363,858
13,007	Aceto Corp.	86,757
17,371	Actuant Corp., Class A	398,317
12,173	Administaff, Inc.	269,510
2,090	Advisory Board Co. (The)*	68,824
4,062	Aegean Marine Petroleum Network, Inc. (Greece)	106,587
2,423	Aerovironment, Inc.*	63,434
49,391	Air Transport Services Group, Inc.*	271,650
33,052	Aircastle Ltd. (Bermuda)	396,955
83,623	AirTran Holdings, Inc.*	441,529
3,707	Alamo Group, Inc.	87,337
1,454	Allegiant Travel Co.*	74,779
10,171	Altra Holdings, Inc.*	154,192
2,456	American Commercial Lines, Inc.*	50,102
6,326	American Railcar Industries, Inc.	103,430
21,702	American Reprographics Co.*	216,803
875	American Science & Engineering, Inc.	65,756
5,409	American Woodmark Corp.	125,002
2,605	Ameron International Corp.	180,761
2,443	Ampco-Pittsburgh Corp.	62,810
11,911	Apogee Enterprises, Inc.	163,657
16,301	Applied Industrial Technologies, Inc.	501,745
3,547	Applied Signal Technology, Inc.	66,293
3,712	Argon ST, Inc.*	96,512
12,417	Arkansas Best Corp.	378,222
8,769	Astec Industries, Inc.*	290,429
6,153	ATC Technology Corp.*	125,767
8,753	Atlas Air Worldwide Holdings, Inc.*	483,778
3,001	AZZ, Inc.	121,901
2,176	Badger Meter, Inc.	89,999
12,269	Baldor Electric Co.	471,252
16,061	Barnes Group, Inc.	334,069

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,152	Barrett Business Services, Inc.	$48,541
18,329	Beacon Roofing Supply, Inc.*	406,904
15,441	Belden, Inc.	424,010
12,191	Blount International, Inc.*	136,783
13,355	Bowne & Co., Inc.	149,309
15,206	Brady Corp., Class A	522,478
5,638	Broadwind Energy, Inc.*	22,326
5,384	Bucyrus International, Inc.	339,246
38,830	Builders FirstSource, Inc.*	147,942
3,698	Canadian Solar, Inc. (Canada)*	64,049
4,946	Cascade Corp.	172,418
18,765	Casella Waste Systems, Inc., Class A*	96,827
24,100	CBIZ, Inc.*	168,941
11,050	CDI Corp.	192,602
9,539	Celadon Group, Inc.*	142,417
36,214	Cenveo, Inc.*	310,354
15,371	Ceradyne, Inc.*	341,236
9,415	Chart Industries, Inc.*	216,451
19,885	China BAK Battery, Inc.*	39,969
3,368	CIRCOR International, Inc.	116,061
9,183	CLARCOR, Inc.	347,301
4,359	Clean Harbors, Inc.*	276,491
6,610	Colfax Corp.*	86,261
10,083	Columbus McKinnon Corp.*	181,796
14,244	Comfort Systems USA, Inc.	200,556
30,023	Commercial Vehicle Group, Inc.*	281,616
5,406	Consolidated Graphics, Inc.*	226,565
4,660	Copa Holdings SA, Class A (Panama)	264,129
9,199	Copart, Inc.*	328,312
6,060	Cornell Cos., Inc.*	166,650
10,625	Corporate Executive Board Co. (The)	291,763
2,432	CoStar Group, Inc.*	106,886
6,232	Courier Corp.	107,128
4,401	CRA International, Inc.*	102,235
3,902	Cubic Corp.	145,584
11,482	Curtiss-Wright Corp.	409,563
13,307	Danaos Corp. (Greece)*	67,200
7,048	Diamond Management & Technology Consultants, Inc.	57,230
17,472	Diana Shipping, Inc. (Greece)*	267,671
70,433	DryShips, Inc. (Greece)*	408,511
4,357	Ducommun, Inc.	99,732
5,845	DXP Enterprises, Inc.*	96,969
30,239	Dycom Industries, Inc.*	321,138
4,503	Dynamex, Inc.*	79,658
36,552	Eagle Bulk Shipping, Inc.*	211,636
9,199	Encore Wire Corp.	204,310
21,921	Energy Conversion Devices, Inc.*	156,078
31,824	EnergySolutions, Inc.	230,724
17,116	EnerSys*	442,962
11,354	Ennis, Inc.	209,935

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,124	EnPro Industries, Inc.*	$256,556
6,335	ESCO Technologies, Inc.	195,435
23,962	Euroseas Ltd.	96,567
75,226	Evergreen Solar, Inc.*	84,253
28,742	Excel Maritime Carriers Ltd. (Liberia)*	204,643
2,704	Exponent, Inc.*	80,606
44,628	ExpressJet Holdings, Inc.*	178,512
27,451	Federal Signal Corp.	221,255
22,067	Force Protection, Inc.*	118,058
5,285	Forward Air Corp.	148,086
9,290	Franklin Covey Co.*	73,205
4,471	Franklin Electric Co., Inc.	156,440
6,865	FreightCar America, Inc.	196,476
11,110	FTI Consulting, Inc.*	456,954
14,914	Furmanite Corp.*	76,061
5,244	Fushi Copperweld, Inc.*	57,999
8,243	G&K Services, Inc., Class A	226,600
15,277	Genco Shipping & Trading Ltd.*	353,815
8,304	Genesee & Wyoming, Inc., Class A*	324,686
13,077	Geo Group, Inc. (The)*	276,971
3,883	GeoEye, Inc.*	110,666
16,455	Gibraltar Industries, Inc.*	247,154
14,066	Global Ship Lease, Inc., Class A*	46,418
3,746	Gorman-Rupp Co. (The)	104,476
7,797	GP Strategies Corp.*	62,922
12,199	Graco, Inc.	423,061
27,061	GrafTech International Ltd.*	456,248
17,131	Great Lakes Dredge & Dock Corp.	92,850
20,303	Greenbrier Cos., Inc.*	330,533
20,859	Griffon Corp.*	294,112
24,236	H&E Equipment Services, Inc.*	286,227
1,182	Harbin Electric, Inc.*	25,898
8,078	Hardinge, Inc.	80,780
15,358	Hawaiian Holdings, Inc.*	109,042
7,346	Healthcare Services Group, Inc.	157,866
15,671	Heartland Express, Inc.	259,198
1,428	HEICO Corp.	61,504
2,862	HEICO Corp., Class A	95,991
4,650	Heidrick & Struggles International, Inc.	122,807
4,220	Herley Industries, Inc.*	61,823
17,445	Herman Miller, Inc.	370,183
30,807	Hexcel Corp.*	499,073
7,366	Hill International, Inc.*	47,290
39,900	Horizon Lines, Inc., Class A	218,253
4,875	Houston Wire & Cable Co.	64,106
11,310	Hub Group, Inc., Class A*	362,033
13,784	Hudson Highland Group, Inc.*	77,328
3,212	Hurco Cos., Inc.*	62,506
4,845	Huron Consulting Group, Inc.*	113,470
3,564	ICF International, Inc.*	82,542
5,263	IHS, Inc., Class A*	266,676

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,593	II-VI, Inc.*	$164,705
7,609	Innerworkings, Inc.*	45,502
6,362	Insituform Technologies, Inc., Class A*	152,497
8,024	Insteel Industries, Inc.	98,374
16,799	Integrated Electrical Services, Inc.*	104,658
21,074	Interface, Inc., Class A	275,648
11,114	Interline Brands, Inc.*	231,282
2,455	International Shipholding Corp.	74,485
4,591	John Bean Technologies Corp.	84,337
6,771	Kadant, Inc.*	135,488
8,171	Kaman Corp.	223,967
3,395	KAR Auction Services, Inc.*	52,826
7,100	Kaydon Corp.	295,573
13,858	Kforce, Inc.*	192,488
1,857	KHD Humboldt Wedag International AG (Germany)	16,173
23,254	Kimball International, Inc., Class B	186,962
13,164	Kirby Corp.*	553,941
9,235	Knight Transportation, Inc.	196,613
17,803	Knoll, Inc.	248,886
12,409	Korn/Ferry International*	201,150
3,911	Labarge, Inc.*	48,340
6,722	Ladish Co., Inc.*	184,788
8,815	Landstar System, Inc.	389,799
3,325	Lawson Products, Inc.	54,031
7,719	Layne Christensen Co.*	211,346
3,749	LB Foster Co., Class A*	110,970
2,235	Lindsay Corp.	84,997
3,153	LMI Aerospace, Inc.*	54,421
14,676	LSI Industries, Inc.	103,172
10,505	Lydall, Inc.*	84,670
7,095	M&F Worldwide Corp.*	217,533
27,022	Macquarie Infrastructure Co. LLC*	439,108
6,519	Marten Transport Ltd.*	142,440
13,166	MasTec, Inc.*	164,707
7,218	McGrath Rentcorp	187,596
13,900	Metalico, Inc.*	91,740
3,587	Michael Baker Corp.*	126,765
2,411	Middleby Corp. (The)*	147,360
6,766	Miller Industries, Inc.	96,754
8,404	Mine Safety Appliances Co.	246,994
15,627	Mobile Mini, Inc.*	259,721
18,992	Mueller Industries, Inc.	563,113
70,129	Mueller Water Products, Inc., Class A	392,722
4,365	MYR Group, Inc.*	78,264
8,223	NACCO Industries, Inc., Class A	714,908
18,419	Navigant Consulting, Inc.*	237,237
31,491	Navios Maritime Holdings, Inc. (Greece)	218,548
133,206	NCI Building Systems, Inc.*	1,835,579
3,377	Nordson Corp.	242,536
5,260	Northwest Pipe Co.*	126,871

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
111,554	Oceanfreight, Inc. (United Kingdom)*	$82,550
12,164	Old Dominion Freight Line, Inc.*	436,444
15,358	On Assignment, Inc.*	107,967
12,934	Orbital Sciences Corp.*	237,727
3,235	Orion Marine Group, Inc.*	61,336
18,686	Otter Tail Corp.	415,203
47,218	Pacer International, Inc.*	313,528
16,370	Paragon Shipping, Inc., Class A	78,085
9,102	Park-Ohio Holdings Corp.*	117,143
334	Patriot Transportation Holding, Inc.*	28,036
10,945	Pike Electric Corp.*	117,659
17,864	Pinnacle Airlines Corp.*	130,586
11,099	Polypore International, Inc.*	196,563
3,351	Powell Industries, Inc.*	112,527
927	Preformed Line Products Co.	27,810
3,243	Protection One, Inc.*	50,169
9,429	Quanex Building Products Corp.	179,151
5,426	RailAmerica, Inc.*	69,941
3,463	Raven Industries, Inc.	105,137
4,791	RBC Bearings, Inc.*	151,204
47,347	Republic Airways Holdings, Inc.*	296,392
11,077	Resources Connection, Inc.*	194,291
5,576	Robbins & Myers, Inc.	144,474
5,875	Rollins, Inc.	127,781
7,299	Rush Enterprises, Inc., Class B*	100,434
17,732	Rush Enterprises, Inc., Class A*	287,613
6,865	Safe Bulkers, Inc. (Marshall Islands)	54,645
14,548	Saia, Inc.*	241,060
9,971	Sauer-Danfoss, Inc.*	162,029
4,342	Schawk, Inc.	82,281
13,075	School Specialty, Inc.*	306,739
26,306	Seaspan Corp. (Hong Kong)	308,043
40,556	SFN Group, Inc.*	346,754
9,032	Simpson Manufacturing Co., Inc.	306,998
4,334	Standard Parking Corp.*	73,201
19,814	Standard Register Co. (The)	102,042
5,492	Standex International Corp.	131,094
2,461	Stanley, Inc.*	77,841
36,709	Star Bulk Carriers Corp.	104,621
7,774	Stericycle, Inc.*	457,889
3,991	Sterling Construction Co., Inc.*	69,843
1,789	Sun Hydraulics Corp.	50,110
9,374	SunPower Corp., Class A*	155,140
7,302	SunPower Corp., Class B*	109,822
5,720	Sykes Enterprises, Inc.*	130,016
6,642	TAL International Group, Inc.	172,626
32,392	TBS International PLC, Class A (Ireland)*	261,727
5,129	Team, Inc.*	89,245
13,606	Tecumseh Products Co., Class A*	173,885
3,937	Tecumseh Products Co., Class B*	51,653
10,943	Teledyne Technologies, Inc.*	477,115

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,576	Tennant Co.	$192,316
14,434	Tetra Tech, Inc.*	351,468
3,535	Textainer Group Holdings Ltd.	81,164
10,294	Thermadyne Holdings Corp.*	112,925
15,959	Titan International, Inc.	198,051
5,138	Titan Machinery, Inc.*	73,884
8,173	Toro Co. (The)	465,371
8,496	Towers Watson & Co., Class A	407,808
12,114	Tredegar Corp.	206,665
1,723	Trex Co., Inc.*	42,196
14,009	Trimas Corp.*	142,472
4,882	Triumph Group, Inc.	378,648
19,136	TrueBlue, Inc.*	302,157
5,901	Twin Disc, Inc.	83,322
21,729	Ultrapetrol Bahamas Ltd.*	132,981
7,348	Universal Forest Products, Inc.	308,983
5,257	Universal Truckload Services, Inc.*	95,993
3,456	US Ecology, Inc.	53,914
5,651	USA Truck, Inc.*	104,091
3,337	Valmont Industries, Inc.	277,939
3,486	Verisk Analytics, Inc., Class A*	97,678
10,548	Viad Corp.	246,823
5,932	Vicor Corp.*	89,692
13,955	Volt Information Sciences, Inc.*	174,996
1,182	VSE Corp.	47,505
39,082	Wabash National Corp.*	379,877
15,346	WABCO Holdings, Inc.	509,334
7,218	Wabtec Corp.	343,432
11,372	Waste Services, Inc.*	127,821
6,307	Watsco, Inc.	373,501
11,211	Watts Water Technologies, Inc., Class A	397,766
3,351	Willis Lease Finance Corp.*	47,048
11,075	Woodward Governor Co.	354,954
343,038	YRC Worldwide, Inc.*	190,969
		54,374,503
	Information Technology—15.9%
6,180	ACI Worldwide, Inc.*	116,122
1,879	Acme Packet, Inc.*	49,117
5,519	Actel Corp.*	85,655
22,723	Acxiom Corp.*	433,555
32,650	Adaptec, Inc.*	100,889
45,241	ADC Telecommunications, Inc.*	362,380
10,501	ADTRAN, Inc.	281,112
7,546	Advanced Energy Industries, Inc.*	111,077
2,277	Advent Software, Inc.*	102,875
10,640	Agilysys, Inc.	115,444
14,732	Anadigics, Inc.*	74,102
4,668	Anaren, Inc.*	69,180
788	Ancestry.com, Inc.*	15,468
7,787	ANSYS, Inc.*	350,415

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,180	Applied Micro Circuits Corp.*	$103,550
9,783	Ariba, Inc.*	139,603
36,273	Arris Group, Inc.*	445,795
3,274	AsiaInfo Holdings, Inc.*	93,014
5,710	Atheros Communications, Inc.*	221,776
92,202	Atmel Corp.*	501,579
8,626	ATMI, Inc.*	156,389
11,161	Avago Technologies Ltd. (Singapore)*	229,024
21,247	Aviat Networks, Inc.*	138,106
15,019	Avid Technology, Inc.*	219,277
71,007	Axcelis Technologies, Inc.*	168,997
3,045	Bel Fuse, Inc., Class B	71,314
7,596	Black Box Corp.	236,919
4,839	Blackbaud, Inc.	111,539
2,358	Blackboard, Inc.*	100,333
3,114	Blue Coat Systems, Inc.*	101,298
15,286	Brooks Automation, Inc.*	148,580
4,665	Cabot Microelectronics Corp.*	178,949
53,443	Cadence Design Systems, Inc.*	398,685
1,394	Cass Information Systems, Inc.	44,329
29,162	CDC Corp., Class A (Hong Kong)*	77,571
11,238	Checkpoint Systems, Inc.*	253,866
10,579	China Security & Surveillance Technology, Inc. (China)*	62,945
65,224	Ciber, Inc.*	258,939
11,319	Ciena Corp.*	209,288
8,672	Cirrus Logic, Inc.*	110,221
4,550	Cogent, Inc.*	47,093
7,550	Cognex Corp.	157,871
7,457	Cogo Group, Inc.*	52,497
6,414	Coherent, Inc.*	240,974
5,946	Cohu, Inc.	96,028
56,941	Compuware Corp.*	489,693
7,314	Comtech Telecommunications Corp.*	228,489
3,498	Concur Technologies, Inc.*	146,601
4,471	CPI International, Inc.*	60,046
6,190	Cree, Inc.*	453,170
8,168	CSG Systems International, Inc.*	185,577
15,960	CTS Corp.	167,580
7,777	Cybersource Corp.*	199,713
6,825	Cymer, Inc.*	233,074
20,852	Cypress Semiconductor Corp.*	268,782
12,839	Daktronics, Inc.	107,591
6,632	DealerTrack Holdings, Inc.*	101,138
2,668	Deltek, Inc.*	20,997
2,789	DG Fastchannel, Inc.*	98,117
4,426	Dice Holdings, Inc.*	38,373
7,737	Digi International, Inc.*	82,863
8,604	Digital River, Inc.*	240,396
6,409	Diodes, Inc.*	137,601
12,140	DSP Group, Inc.*	99,184

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,748	Dynamics Research Corp.*	$82,196
42,258	EarthLink, Inc.	381,167
6,046	Electro Rent Corp.	86,397
8,358	Electro Scientific Industries, Inc.*	115,090
15,568	Electronics for Imaging, Inc.*	200,049
6,864	EMS Technologies, Inc.*	109,069
17,600	Emulex Corp.*	206,800
36,657	Entegris, Inc.*	226,907
16,000	Epicor Software Corp.*	146,880
9,420	EPIQ Systems, Inc.*	113,511
4,598	Equinix, Inc.*	462,789
12,338	Euronet Worldwide, Inc.*	196,544
8,587	Exar Corp.*	63,458
987	ExlService Holdings, Inc.*	15,713
27,571	Extreme Networks, Inc.*	91,811
4,995	F5 Networks, Inc.*	341,808
3,328	FactSet Research Systems, Inc.	250,332
11,384	Fair Isaac Corp.	239,747
2,928	FARO Technologies, Inc.*	73,815
9,234	FEI Co.*	207,765
7,476	Finisar Corp.*	111,841
8,860	FormFactor, Inc.*	132,989
2,480	Forrester Research, Inc.*	79,633
6,544	Gartner, Inc.*	157,580
21,229	Genpact Ltd.*	358,346
17,380	Gerber Scientific, Inc.*	125,136
19,571	GigaMedia Ltd. (Taiwan, Republic of China)*	58,909
15,355	Global Cash Access Holdings, Inc.*	133,281
9,127	Global Payments, Inc.	390,727
7,063	Globecomm Systems, Inc.*	55,021
8,167	GSI Commerce, Inc.*	222,551
19,310	Harmonic, Inc.*	132,080
11,503	Heartland Payment Systems, Inc.	211,425
1,752	Hittite Microwave Corp.*	89,843
2,521	Hughes Communications, Inc.*	70,336
20,624	Hutchinson Technology, Inc.*	125,600
15,190	Hypercom Corp.*	63,039
3,536	iGATE Corp.*	43,776
41,170	Imation Corp.*	446,283
10,215	Infinera Corp.*	93,467
15,713	infoGROUP, Inc.*	125,861
7,091	Informatica Corp.*	177,346
8,275	InfoSpace, Inc.*	86,639
46,699	Integrated Device Technology, Inc.*	308,680
4,709	InterDigital, Inc.*	130,298
11,463	Intermec, Inc.*	131,481
16,089	Internap Network Services Corp.*	92,994
20,098	International Rectifier Corp.*	462,656
7,923	Internet Brands, Inc., Class A*	82,003
28,302	Intersil Corp., Class A	421,134

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,247	Intevac, Inc.*	$59,118
1,688	IPG Photonics Corp.*	29,557
5,906	Itron, Inc.*	470,177
4,573	Ixia*	46,873
5,547	IXYS Corp.*	50,089
5,811	j2 Global Communications, Inc.*	139,929
16,253	Jack Henry & Associates, Inc.	414,777
5,334	JDA Software Group, Inc.*	154,153
29,718	JDS Uniphase Corp.*	386,037
5,909	Kenexa Corp.*	88,694
7,094	Knot, Inc. (The)*	57,532
13,843	Kulicke & Soffa Industries, Inc.*	113,513
24,170	L-1 Identity Solutions, Inc.*	209,554
25,827	Lattice Semiconductor Corp.*	136,108
27,686	Lawson Software, Inc.*	214,843
10,663	Lender Processing Services, Inc.	402,528
20,727	Lionbridge Technologies, Inc.*	112,133
3,153	Liquidity Services, Inc.*	35,850
4,608	Littelfuse, Inc.*	194,596
4,246	Loral Space & Communications, Inc.*	182,833
2,975	Manhattan Associates, Inc.*	85,263
6,938	ManTech International Corp., Class A*	312,418
2,861	MAXIMUS, Inc.	177,125
4,735	Measurement Specialties, Inc.*	77,985
26,966	Mentor Graphics Corp.*	242,424
5,079	Mercury Computer Systems, Inc.*	65,316
10,293	Methode Electronics, Inc., Class A	114,252
7,177	Micrel, Inc.	83,756
10,221	MICROS Systems, Inc.*	379,812
14,164	Microsemi Corp.*	234,556
1,563	MicroStrategy, Inc., Class A*	119,726
13,875	MKS Instruments, Inc.*	314,685
21,371	ModusLink Global Solutions, Inc.*	190,843
2,819	Monolithic Power Systems, Inc.*	69,488
4,426	Monotype Imaging Holdings, Inc.*	46,207
4,267	MTS Systems Corp.	127,455
3,325	Multi-Fineline Electronix, Inc.*	86,184
43,800	Nam Tai Electronics, Inc. (Hong Kong)*	219,876
7,030	National Instruments Corp.	243,097
2,183	NCI, Inc., Class A*	62,019
20,439	Ness Technologies, Inc.*	132,240
9,338	Net 1 UEPS Technologies, Inc.*	153,143
5,573	NETGEAR, Inc.*	150,805
1,635	Netlogic Microsystems, Inc.*	50,963
4,820	Netscout Systems, Inc.*	69,986
8,576	NeuStar, Inc., Class A*	209,855
11,509	Newport Corp.*	136,151
12,018	Novatel Wireless, Inc.*	82,323
70,743	Novell, Inc.*	396,868
13,476	OmniVision Technologies, Inc.*	236,639
39,205	Openwave Systems, Inc.*	87,427

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,729	Oplink Communications, Inc.*	$56,345
30,116	Opnext, Inc.*	70,773
14,392	Orbotech Ltd. (Israel)*	174,143
4,107	OSI Systems, Inc.*	106,946
13,121	Palm, Inc.*	76,102
18,874	Parametric Technology Corp.*	350,868
5,870	Park Electrochemical Corp.	177,333
3,285	PC Connection, Inc.*	22,601
8,942	PC Mall, Inc.*	46,409
5,820	Perficient, Inc.*	72,575
6,598	Pericom Semiconductor Corp.*	77,065
45,507	Photronics, Inc.*	248,013
7,738	Plantronics, Inc.	256,902
9,683	Plexus Corp.*	358,755
31,378	PMC - Sierra, Inc.*	277,695
14,327	Polycom, Inc.*	466,344
2,047	Power Integrations, Inc.	78,769
19,010	Power-One, Inc.*	149,419
83,099	Powerwave Technologies, Inc.*	147,085
8,518	PRGX Global, Inc.*	57,582
7,655	Progress Software Corp.*	246,874
40,317	Qiao Xing Universal Telephone, Inc. (China)*	68,539
19,996	QLogic Corp.*	387,323
49,289	Quantum Corp.*	142,938
13,929	Quest Software, Inc.*	244,175
3,073	Rackspace Hosting, Inc.*	55,160
6,097	Radiant Systems, Inc.*	85,785
8,414	RadiSys Corp.*	82,373
24,608	RealNetworks, Inc.*	102,123
8,217	Red Hat, Inc.*	245,442
2,195	Renaissance Learning, Inc.	31,191
45,243	RF Micro Devices, Inc.*	254,266
3,516	Riverbed Technology, Inc.*	108,961
8,654	Rofin-Sinar Technologies, Inc.*	229,850
3,838	Rogers Corp.*	128,458
11,681	Rovi Corp.*	455,325
12,099	S1 Corp.*	74,651
2,559	Salesforce.com, Inc.*	219,050
11,305	Sapient Corp.	115,650
7,567	SAVVIS, Inc.*	133,179
13,074	ScanSource, Inc.*	364,242
8,033	Seachange International, Inc.*	66,915
8,670	Semtech Corp.*	157,361
7,275	Sigma Designs, Inc.*	86,282
6,799	Silicon Graphics International Corp.*	67,242
43,616	Silicon Image, Inc.*	162,252
3,308	Silicon Laboratories, Inc.*	159,942
4,959	SINA Corp. (China)*	181,995
23,304	Skyworks Solutions, Inc.*	392,439

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,269	SMART Modular Technologies (WWH), Inc.*	$128,248
3,413	Sohu.com, Inc.*	164,336
7,280	Solera Holdings, Inc.	282,974
9,474	SonicWALL, Inc.*	95,972
52,066	Sonus Networks, Inc.*	134,851
14,222	SRA International, Inc., Class A*	328,244
6,361	Standard Microsystems Corp.*	163,350
10,464	StarTek, Inc.*	70,946
5,319	STEC, Inc.*	73,881
4,895	Super Micro Computer, Inc.*	69,411
2,273	Supertex, Inc.*	61,394
2,479	Switch & Data Facilities Co., Inc.*	47,572
6,918	Sycamore Networks, Inc.	136,907
11,918	Symmetricom, Inc.*	79,016
12,511	Symyx Technologies, Inc.*	68,185
4,060	Synaptics, Inc.*	124,317
940	Synchronoss Technologies, Inc.*	19,204
2,163	Syntel, Inc.	78,128
29,295	Take-Two Interactive Software, Inc.*	318,437
3,698	Taleo Corp., Class A*	96,074
36,134	Technitrol, Inc.	195,124
12,037	Tekelec*	218,231
9,094	TeleCommunication Systems, Inc., Class A*	62,840
12,510	TeleTech Holdings, Inc.*	207,041
2,237	Telvent GIT SA (Spain)	64,649
30,620	Teradyne, Inc.*	374,483
3,003	Tessco Technologies, Inc.	76,396
11,020	Tessera Technologies, Inc.*	223,486
45,481	THQ, Inc.*	345,656
30,405	TIBCO Software, Inc.*	346,617
5,781	TNS, Inc.*	150,017
21,019	Trident Microsystems, Inc.*	36,363
24,224	TriQuint Semiconductor, Inc.*	182,649
16,219	TTM Technologies, Inc.*	176,138
2,781	Tyler Technologies, Inc.*	47,388
6,298	Ultra Clean Holdings, Inc.*	62,161
4,123	Ultratech, Inc.*	60,567
34,096	United Online, Inc.	271,745
148,410	UTStarcom, Inc.*	422,968
19,391	ValueClick, Inc.*	199,339
8,631	Varian Semiconductor Equipment Associates, Inc.*	284,305
3,976	Veeco Instruments, Inc.*	174,904
5,903	VeriFone Holdings, Inc.*	112,334
15,857	Verigy Ltd. (Singapore)*	189,333
5,952	ViaSat, Inc.*	210,998
1,508	VistaPrint NV (Netherlands)*	77,783
3,985	WebMD Health Corp.*	193,033
3,910	Websense, Inc.*	89,031

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
37,165	Westell Technologies, Inc., Class A*	$53,518
12,801	Wright Express Corp.*	434,850
8,927	X-Rite, Inc.*	29,459
3,958	Xyratex Ltd. (Bermuda)*	69,661
11,630	Zebra Technologies Corp., Class A*	337,851
13,515	Zoran Corp.*	131,501
		45,168,882
	Materials—5.4%
12,001	A. Schulman, Inc.	312,146
12,878	A.M. Castle & Co.*	176,686
3,046	AEP Industries, Inc.*	84,161
6,315	AMCOL International Corp.	181,493
7,548	American Vanguard Corp.	61,139
9,899	Arch Chemicals, Inc.	336,665
50,012	Boise, Inc.*	344,583
9,293	Brush Engineered Materials, Inc.*	276,281
15,292	Buckeye Technologies, Inc.*	215,923
10,341	Bway Holding Co.*	204,545
5,576	Calgon Carbon Corp.*	86,428
12,998	Carpenter Technology Corp.	510,431
2,322	Clearwater Paper Corp.*	147,865
25,400	Coeur d'Alene Mines Corp.*	455,168
3,481	Compass Minerals International, Inc.	262,154
1,552	Deltic Timber Corp.	81,666
13,226	Eagle Materials, Inc.	421,513
46,154	Ferro Corp.*	504,002
13,581	General Steel Holdings, Inc. (China)*	50,657
24,134	Georgia Gulf Corp.*	495,712
7,002	Globe Specialty Metals, Inc.*	87,525
15,192	H.B. Fuller Co.	356,252
5,013	Haynes International, Inc.	180,017
58,191	Headwaters, Inc.*	349,146
31,018	Hecla Mining Co.*	185,177
13,769	Horsehead Holding Corp.*	163,576
9,777	ICO, Inc.	83,789
5,116	Innophos Holdings, Inc.	145,755
12,773	Innospec, Inc.*	170,009
5,479	Intrepid Potash, Inc.*	143,879
4,831	Kaiser Aluminum Corp.	194,158
5,744	KapStone Paper and Packaging Corp.*	74,098
6,824	Koppers Holdings, Inc.	192,232
3,365	Kraton Performance Polymers, Inc.*	63,800
9,670	Landec Corp.*	59,277
6,004	LSB Industries, Inc.*	106,631
51,612	Mercer International, Inc.*	284,382
5,506	Minerals Technologies, Inc.	317,696
14,249	Myers Industries, Inc.	154,744
9,089	Neenah Paper, Inc.	159,058
3,227	NewMarket Corp.	354,970
1,968	NL Industries, Inc.	16,708

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,526	Olympic Steel, Inc.	$207,396
12,837	OM Group, Inc.*	484,597
18,905	Omnova Solutions, Inc.*	144,623
16,609	P.H. Glatfelter Co.	243,986
4,896	Penford Corp.*	45,288
52,266	PolyOne Corp.*	591,128
5,200	Quaker Chemical Corp.	163,644
3,366	Royal Gold, Inc.	172,272
10,054	RTI International Metals, Inc.*	271,961
9,180	Schnitzer Steel Industries, Inc., Class A	495,720
4,414	Schweitzer-Mauduit International, Inc.	251,245
15,710	Sensient Technologies Corp.	495,336
6,336	Shengda Tech, Inc.*	43,655
24,194	Solutia, Inc.*	425,814
22,329	Spartech Corp.*	317,965
2,026	Stepan Co.	153,470
9,051	Stillwater Mining Co.*	152,962
1,243	STR Holdings, Inc.*	28,664
6,518	Sutor Technology Group Ltd.*	17,925
6,495	Terra Nova Royalty Corp. (Canada)*	87,877
7,950	Texas Industries, Inc.	300,828
17,188	Titanium Metals Corp.*	265,039
134,572	U.S. Concrete, Inc.*	71,323
19,886	U.S. Gold Corp.*	67,811
394	U.S. Lime & Minerals, Inc.*	16,056
3,510	Universal Stainless & Alloy Products, Inc.*	81,888
2,995	Valhi, Inc.	85,717
11,909	Verso Paper Corp.*	62,403
3,153	Walter Energy, Inc.	254,794
27,121	Wausau Paper Corp.*	240,021
2,669	Zep, Inc.	49,216
9,937	Zoltek Cos., Inc.*	97,780
		15,440,501
	Telecommunication Services—1.4%
1,879	AboveNet, Inc.*	94,965
28,949	Alaska Communications Systems Group, Inc.	247,803
1,832	Atlantic Tele-Network, Inc.	101,090
4,534	Cbeyond, Inc.*	69,733
132,452	Cincinnati Bell, Inc.*	446,363
10,397	Clearwire Corp., Class A*	80,265
4,001	Cogent Communications Group, Inc.*	40,850
9,030	Consolidated Communications Holdings, Inc.	167,506
35,399	General Communication, Inc., Class A*	217,704
11,145	Global Crossing Ltd.*	165,503
23,047	Globalstar, Inc.*	42,406
24,648	IDT Corp., Class B*	244,262
11,238	Iowa Telecommunications Services, Inc.	189,248
5,760	Iridium Communications, Inc.*	46,426

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,698	Neutral Tandem, Inc.*	$62,681
7,705	NTELOS Holdings Corp.	151,249
37,436	PAETEC Holding Corp.*	186,431
23,680	Premiere Global Services, Inc.*	221,882
6,824	SBA Communications Corp., Class A*	241,365
4,693	Shenandoah Telecommunications Co.	83,348
14,933	SureWest Communications*	128,424
13,094	Syniverse Holdings, Inc.*	262,927
23,573	USA Mobility, Inc.	328,608
		3,821,039
	Utilities—1.7%
13,412	ALLETE, Inc.	489,136
5,709	American States Water Co.	213,060
5,740	California Water Service Group	222,310
4,719	Cascal NV (Netherlands)	31,806
5,585	Central Vermont Public Service Corp.	121,809
8,207	CH Energy Group, Inc.	339,934
2,669	Chesapeake Utilities Corp.	80,390
2,486	Connecticut Water Service, Inc.	58,893
17,856	El Paso Electric Co.*	379,440
16,360	Empire District Electric Co. (The)	319,183
6,355	ITC Holdings Corp.	354,800
12,251	Laclede Group, Inc. (The)	417,514
7,793	MGE Energy, Inc.	286,471
4,502	Middlesex Water Co.	81,306
8,723	Northwest Natural Gas Co.	413,383
3,172	Ormat Technologies, Inc.	101,060
4,527	SJW Corp.	124,402
7,877	South Jersey Industries, Inc.	355,331
9,223	Southwest Water Co.	98,409
12,988	UIL Holdings Corp.	377,042
3,971	Unitil Corp.	87,680
		4,953,359
	Total Common Stocks and Other Equity Interests (Cost $253,251,032)	284,104,424
	Money Market Fund—0.0%
48,096	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $48,096)	48,096
	Total Investments (Cost $253,299,128)—100.0%	284,152,520
	Liabilities in excess of other assets—0.0%	(17,359)
	Net Assets—100.0%	$284,135,161

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares NXQ Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Consumer Discretionary—19.9%
1,810	Ctrip.com International Ltd. ADR (China)*	$66,101
1,750	Discovery Communications, Inc., Class A*	67,725
1,140	Dollar Tree, Inc.*	69,221
980	DreamWorks Animation SKG, Inc., Class A*	38,896
1,795	Gentex Corp.	38,575
1,745	Liberty Global, Inc., Class A*	47,831
1,840	LKQ Corp.*	38,750
691	Netflix, Inc.*	68,250
1,600	PetSmart, Inc.	52,912
50,240	Sirius XM Radio, Inc.*	59,283
		547,544
	Consumer Staples—6.4%
565	Green Mountain Coffee Roasters, Inc.*	41,053
1,140	Hansen Natural Corp.*	50,251
2,200	Whole Foods Market, Inc.*	85,844
		177,148
	Energy—1.9%
1,880	Linn Energy LLC	50,948
	Health Care—20.0%
1,150	Alexion Pharmaceuticals, Inc.*	63,112
1,845	Amylin Pharmaceuticals, Inc.*	38,081
1,735	Dendreon Corp.*	94,072
2,365	Human Genome Sciences, Inc.*	65,487
750	IDEXX Laboratories, Inc.*	49,605
850	Lincare Holdings, Inc.*	39,687
1,180	Perrigo Co.	72,015
1,530	Pharmaceutical Product Development, Inc.	42,075
706	Shire PLC ADR	46,483
705	United Therapeutics Corp.*	40,107
		550,724
	Industrials—7.5%
1,044	Bucyrus International, Inc.	65,782
1,086	Copart, Inc.*	38,759
2,655	R.R. Donnelley & Sons Co.	57,056
1,530	Ryanair Holdings PLC ADR (Ireland)*	43,085
		204,682
	Information Technology—36.0%
2,210	Akamai Technologies, Inc.*	85,814
1,160	ANSYS, Inc.*	52,200
1,510	ASML Holding NV (Netherlands)	49,317
5,735	Brocade Communications Systems, Inc.*	37,220
1,370	Cree, Inc.*	100,298
510	Equinix, Inc.*	51,331
1,030	F5 Networks, Inc.*	70,483
520	Itron, Inc.*	41,397
10,990	Micron Technology, Inc.*	102,756
950	NetEase.com, Inc. ADR (China)*	33,126

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,670	Nuance Communications, Inc.*	$67,051
5,530	ON Semiconductor Corp.*	43,908
1,495	Rambus, Inc.*	36,074
1,350	Rovi Corp.*	52,623
1,891	Synopsys, Inc.*	42,945
4,970	Tellabs, Inc.	45,128
1,560	Trimble Navigation Ltd.*	51,028
560	VistaPrint NV (Netherlands)*	28,885
		991,584
	Materials—4.1%
815	Randgold Resources Ltd. ADR (Channel Islands)*	68,656
2,795	Steel Dynamics, Inc.	43,909
		112,565
	Telecommunication Services—4.3%
1,510	SBA Communications Corp., Class A*	53,409
5,900	Windstream Corp.	65,195
		118,604
	Total Investments (Cost $2,080,923)—100.1%	2,753,799
	Liabilities in excess of other assets—(0.1%)	(1,686)
	Net Assets—100.0%	$2,752,113

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2010

	PowerShares Dynamic MagniQuant Portfolio	PowerShares Dynamic Market Portfolio	PowerShares Dynamic OTC Portfolio
ASSETS:
Unaffiliated investments, at value	$27,113,514	$230,182,569	$40,691,437
Affiliated investments, at value (Note 4)	—	—	—
Receivables:
Dividends	11,467	203,463	4,821
Expense waivers	9,160	—	7,632
Investments sold	—	2,034,317	—
Shares sold	—	—	—
Other assets	3,000	3,000	3,000
Total Assets	27,137,141	232,423,349	40,706,890
LIABILITIES:
Due to custodian	6,063	6,804	6,063
Payables:
Shares repurchased	—	2,036,521	—
Investments purchased	—	—	—
Expense recapture	—	15,830	—
Accrued advisory fees	11,105	97,258	17,538
Accrued expenses	46,852	116,275	48,521
Total Liabilities	64,020	2,272,688	72,122
NET ASSETS	$27,073,121	$230,150,661	$40,634,768
NET ASSETS CONSIST OF:
Shares of beneficial interest	$47,238,385	$546,955,220	$111,481,728
Undistributed net investment income (loss)	8,384	221,358	(2,794)
Accumulated net realized loss on investments and foreign currency related transactions	(23,764,882)	(334,236,431)	(76,681,350)
Net unrealized appreciation (depreciation) on investments	3,591,234	17,210,514	5,837,184
Net Assets	$27,073,121	$230,150,661	$40,634,768
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,200,000	5,700,000	900,000
Net asset value	$22.56	$40.38	$45.15
Share price	$22.56	$40.83	$45.15
Unaffiliated investments, at cost	$23,522,280	$212,972,055	$34,854,253
Affiliated investments, at cost	$—	$—	$—

See Notes to Financial Statements.

	PowerShares FTSE RAFI US 1000 Portfolio	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	PowerShares NXQ Portfolio
ASSETS:
Unaffiliated investments, at value	$648,099,390	$284,152,520	$2,753,799
Affiliated investments, at value (Note 4)	279,926	—	—
Receivables:
Dividends	729,563	144,388	851
Expense waivers	7,300	—	—
Investments sold	—	153,996	—
Shares sold	2,646,588	—	—
Other assets	3,001	—	—
Total Assets	651,765,768	284,450,904	2,754,650
LIABILITIES:
Due to custodian	65,086	17,168	968
Payables:
Shares repurchased	—	—	—
Investments purchased	2,820,543	80,658	—
Expense recapture	—	2,603	—
Accrued advisory fees	152,161	66,325	1,569
Accrued expenses	299,989	148,989	—
Total Liabilities	3,337,779	315,743	2,537
NET ASSETS	$648,427,989	$284,135,161	$2,752,113
NET ASSETS CONSIST OF:
Shares of beneficial interest	$816,240,400	$279,244,148	$3,025,668
Undistributed net investment income (loss)	1,058,714	200,492	—
Accumulated net realized loss on investments and foreign currency related transactions	(166,490,782)	(26,162,871)	(946,431)
Net unrealized appreciation (depreciation) on investments	(2,380,343)	30,853,392	672,876
Net Assets	$648,427,989	$284,135,161	$2,752,113
Shares outstanding (unlimited amount authorized, $0.01 par value)	12,250,000	4,750,000	100,000
Net asset value	$52.93	$59.82	$27.52
Share price	$53.46	$59.79	$27.51
Unaffiliated investments, at cost	$650,604,065	$253,299,128	$2,080,923
Affiliated investments, at cost	$155,594	$—	$—

Statements of Operations

Year Ended April 30, 2010

	PowerShares Dynamic MagniQuant Portfolio	PowerShares Dynamic Market Portfolio	PowerShares Dynamic OTC Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$330,051	$4,011,745	$250,665
Affiliated dividend income	—	—	—
Foreign withholding tax	(24)	(342)	—
Total Income	330,027	4,011,403	250,665
EXPENSES:
Advisory fees	149,475	1,315,446	204,404
Accounting & administration fees	64,668	66,587	64,668
Professional fees	31,151	41,640	31,620
Custodian & transfer agent fees	19,165	25,309	11,787
Sub-licensing	14,947	78,926	12,264
Trustees	5,103	13,319	5,466
Other expenses	9,090	50,312	16,959
Total Expenses	293,599	1,591,539	347,168
(Waivers)	(99,281)	(12,917)	(101,882)
Net Expenses	194,318	1,578,622	245,286
Net Investment Income (Loss)	135,709	2,432,781	5,379
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(656,365)	(9,667,735)	(2,398,360)
In-kind redemptions	8,131,127	75,315,231	11,899,642
Foreign currency related transactions	—	—	—
Net increase from payment by affiliate (see Note 3)	—	—	—
Net realized gain (loss)	7,474,762	65,647,496	9,501,282
Net change in unrealized appreciation on: Investments	938,651	1,137,502	3,802,752
Net realized and unrealized gain on investments	8,413,413	66,784,998	13,304,034
Net increase in net assets resulting from operations	$8,549,122	$69,217,779	$13,309,413

See Notes to Financial Statements.

	PowerShares FTSE RAFI US 1000 Portfolio	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	PowerShares NXQ Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$8,980,830	$1,777,175	$10,188
Affiliated dividend income	118,692	—	—
Foreign withholding tax	(2,836)	(586)	(220)
Total Income	9,096,686	1,776,589	9,968
EXPENSES:
Advisory fees	1,492,728	485,570	15,458
Accounting & administration fees	125,747	64,668	—
Professional fees	50,863	35,894	—
Custodian & transfer agent fees	74,662	33,930	—
Sub-licensing	463,260	150,696	—
Trustees	20,654	9,138	—
Other expenses	78,879	68,669	—
Total Expenses	2,306,793	848,565	15,458
(Waivers)	(299,332)	(195,556)	—
Net Expenses	2,007,461	653,009	15,458
Net Investment Income (Loss)	7,089,225	1,123,580	(5,490)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(115,032,373)	(15,914,345)	(33,242)
In-kind redemptions	81,005,653	39,300,956	229,262
Foreign currency related transactions	—	2,872	—
Net increase from payment by affiliate (see Note 3)	—	818,480	—
Net realized gain (loss)	(34,026,720)	24,207,963	196,020
Net change in unrealized appreciation on: Investments	239,935,703	60,075,407	806,720
Net realized and unrealized gain on investments	205,908,983	84,283,370	1,002,740
Net increase in net assets resulting from operations	$212,998,208	$85,406,950	$997,250

Statements of Changes in Net Assets

	PowerShares Dynamic MagniQuant Portfolio		PowerShares Dynamic Market Portfolio		PowerShares Dynamic OTC Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$135,709	$301,723	$2,432,781	$5,290,794	$5,379	$52,820
Net realized gain (loss) on investments and foreign currency related transactions	7,474,762	(21,597,836)	65,647,496	(217,180,493)	9,501,282	(29,545,505)
Net increase from payment by affiliate (see Note 3)	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	938,651	3,017,483	1,137,502	15,906,229	3,802,752	2,948,627
Net increase (decrease) in net assets resulting from operations	8,549,122	(18,278,630)	69,217,779	(195,983,470)	13,309,413	(26,544,058)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(5,701)	(14,018)	2,383	(90,167)	(11,386)	(30,940)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(149,699)	(279,388)	(2,569,156)	(5,193,546)	(61,560)	—
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(149,699)	(279,388)	(2,569,156)	(5,193,546)	(61,560)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	34,234,568	58,065,641	440,326,158	419,971,271	45,391,077	117,636,471
Value of shares repurchased	(44,212,083)	(73,556,808)	(537,603,548)	(578,717,396)	(57,397,632)	(147,885,491)
Net income equalization	5,701	14,018	(2,383)	90,167	11,386	30,940
Net increase (decrease) in net assets resulting from shares transactions	(9,971,814)	(15,477,149)	(97,279,773)	(158,655,958)	(11,995,169)	(30,218,080)
Increase (Decrease) in Net Assets	(1,578,092)	(34,049,185)	(30,628,767)	(359,923,141)	1,241,298	(56,793,078)
NET ASSETS:
Beginning of year	28,651,213	62,700,398	260,779,428	620,702,569	39,393,470	96,186,548
End of year	$27,073,121	$28,651,213	$230,150,661	$260,779,428	$40,634,768	$39,393,470
Undistributed net investment income (loss) at end of year	$8,384	$22,335	$221,358	$357,733	$(2,794)	$52,820
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,800,000	2,700,000	12,350,000	11,050,000	1,200,000	2,800,000
Shares repurchased	(2,300,000)	(3,500,000)	(14,950,000)	(15,650,000)	(1,500,000)	(3,650,000)
Shares outstanding, beginning of year	1,700,000	2,500,000	8,300,000	12,900,000	1,200,000	2,050,000
Shares outstanding, end of year	1,200,000	1,700,000	5,700,000	8,300,000	900,000	1,200,000

See Notes to Financial Statements.

	PowerShares FTSE RAFI US 1000 Portfolio		PowerShares FTSE RAFI US 1500 Small-Mid Portfolio		PowerShares NXQ Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$7,089,225	$12,820,222	$1,123,580	$1,261,499	$(5,490)	$(6,809)
Net realized gain (loss) on investments and foreign currency related transactions	(34,026,720)	(132,347,764)	23,389,483	(24,506,125)	196,020	(682,990)
Net increase from payment by affiliate (see Note 3)	—	—	818,480	—	—	—
Net change in unrealized appreciation (depreciation) on investments	239,935,703	(160,948,517)	60,075,407	(16,174,382)	806,720	(262,500)
Net increase (decrease) in net assets resulting from operations	212,998,208	(280,476,059)	85,406,950	(39,419,008)	997,250	(952,299)
Undistributed net investment income (loss) included in the price of units issued and redeemed	107,266	(915,463)	266,740	11,433	—	16
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,652,691)	(15,035,089)	(1,105,854)	(1,209,035)	—	(2,563)
Return of capital	—	—	—	—	—	(2,563)
Total distributions to shareholders	(7,652,691)	(15,035,089)	(1,105,854)	(1,209,035)	—	(5,126)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	230,021,021	115,318,454	211,958,906	49,466,935	3,558,619	16,268,388
Value of shares repurchased	(183,381,082)	(300,328,510)	(106,523,770)	(45,383,840)	(3,558,619)	(16,314,218)
Net income equalization	(107,266)	915,463	(266,740)	(11,433)	—	(16)
Net increase (decrease) in net assets resulting from shares transactions	46,532,673	(184,094,593)	105,168,396	4,071,662	—	(45,846)
Increase (Decrease) in Net Assets	251,985,456	(480,521,204)	189,736,232	(36,544,948)	997,250	(1,003,255)
NET ASSETS:
Beginning of year	396,442,533	876,963,737	94,398,929	130,943,877	1,754,863	2,758,118
End of year	$648,427,989	$396,442,533	$284,135,161	$94,398,929	$2,752,113	$1,754,863
Undistributed net investment income (loss) at end of year	$1,058,714	$1,625,836	$200,492	$203,397	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,700,000	3,500,000	4,050,000	1,700,000	150,000	600,000
Shares repurchased	(3,850,000)	(8,000,000)	(2,000,000)	(1,600,000)	(150,000)	(600,000)
Shares outstanding, beginning of year	11,400,000	15,900,000	2,700,000	2,600,000	100,000	100,000
Shares outstanding, end of year	12,250,000	11,400,000	4,750,000	2,700,000	100,000	100,000

Financial Highlights

PowerShares Dynamic MagniQuant Portfolio

	Year Ended April 30,				For the Period October 12, 2006* Through
	2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.85		$25.08	$28.02	$25.37
Net investment income**	0.09		0.14	0.14	0.15
Net realized and unrealized gain (loss) on investments	5.71		(8.24)	(2.87)	2.55
Total from investment operations	5.80		(8.10)	(2.73)	2.70
Distributions to shareholders from:
Net investment income	(0.09)		(0.13)	(0.20)	(0.05)
Return of capital	—		—	(0.01)	—
Total distributions	(0.09)		(0.13)	(0.21)	(0.05)
Net asset value at end of period	$22.56		$16.85	$25.08	$28.02
Share price at end of period***	$22.56		$16.84
NET ASSET VALUE TOTAL RETURN****	34.54%		(32.40)%	(9.81)%	10.67%
SHARE PRICE TOTAL RETURN****	34.62%		(32.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$27,073		$28,651	$62,700	$81,269
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%		0.65%	0.67%	0.67%†
Expenses, prior to (Waivers) and/or Recapture	0.98%		0.87%	0.72%	0.84%†
Net investment income, after (Waivers) and/or Recapture	0.45%		0.70%	0.53%	1.04%†
Portfolio turnover rate ††	98%		102%	76%	23%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.01)	$0.00 (a)	$0.02

PowerShares Dynamic Market Portfolio

	Year Ended April 30,
	2010	2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$31.42	$48.12	$53.32	$47.87	$39.11
Net investment income**	0.33	0.50	0.37	0.42	0.34
Net realized and unrealized gain (loss) on investments	8.97	(16.72)	(5.09)	5.35	8.75
Total from investment operations	9.30	(16.22)	(4.72)	5.77	9.09
Distributions to shareholders from:
Net investment income	(0.34)	(0.48)	(0.48)	(0.32)	(0.33)
Net asset value at end of year	$40.38	$31.42	$48.12	$53.32	$47.87
Share price at end of year***	$40.83	$31.41
NET ASSET VALUE TOTAL RETURN****	29.75%	(33.86)%	(8.93)%	12.12%	23.30%
SHARE PRICE TOTAL RETURN****	29.80%	(33.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$230,151	$260,779	$620,703	$973,105	$919,156
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.60%	0.60%	0.58%	0.60%	0.60%
Expenses, prior to (Waivers) and/or Recapture	0.60%	0.60%	0.59%	0.62%	0.63%
Net investment income, after (Waivers) and/or Recapture	0.92%	1.28%	0.72%	0.87%	0.76%
Portfolio turnover rate ††	98%	113%	121%	114%	103%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$(0.01)	$(0.01)	$0.00 (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic OTC Portfolio

	Year Ended April 30,
	2010	2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$32.83	$46.92	$55.03	$53.60	$42.38
Net investment income (loss)**	0.01	0.03	(0.11)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	12.36	(14.12)	(7.94)	1.50	11.30
Total from investment operations	12.37	(14.09)	(8.05)	1.43	11.28
Distributions to shareholders from:
Net investment income	(0.05)	—	—	—	(0.02)
Return of capital	—	—	(0.06)	—	(0.04)
Total distributions	(0.05)	—	(0.06)	—	(0.06)
Net asset value at end of year	$45.15	$32.83	$46.92	$55.03	$53.60
Share price at end of year***	$45.15	$32.83
NET ASSET VALUE TOTAL RETURN****	37.73%	(30.03)%	(14.65)%	2.67%	26.63%
SHARE PRICE TOTAL RETURN****	37.73%	(30.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$40,635	$39,393	$96,187	$159,599	$222,440
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.60%	0.59%	0.59%	0.60%	0.60%
Expenses, prior to (Waivers) and/or Recapture	0.85%	0.74%	0.64%	0.69%	0.69%
Net investment income (loss), after (Waivers) and/or Recapture	0.01%	0.08%	(0.21)%	(0.15)%	(0.04)%
Portfolio turnover rate ††	90%	77%	60%	107%	77%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.02)	$(0.01)	$0.03	—

PowerShares FTSE RAFI US 1000 Portfolio

	Year Ended April 30,				For the Period December 19, 2005* Through
	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$34.78	$55.15	$60.99	$52.44	$49.64
Net investment income**	0.62	0.97	0.89	0.78	0.24
Net realized and unrealized gain (loss) on investments	18.21	(20.26)	(5.96)	8.38	2.68
Total from investment operations	18.83	(19.29)	(5.07)	9.16	2.92
Distributions to shareholders from:
Net investment income	(0.68)	(1.08)	(0.77)	(0.61)	(0.12)
Net asset value at end of period	$52.93	$34.78	$55.15	$60.99	$52.44
Share price at end of period***	$53.46	$34.78
NET ASSET VALUE TOTAL RETURN****	54.57%	(35.26)%	(8.42)%	17.60%	5.89%
SHARE PRICE TOTAL RETURN****	54.66%	(35.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$648,428	$396,443	$876,964	$1,055,189	$104,883
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.39%	0.58%	0.67%	0.70%	0.76	%†
Expenses, prior to (Waivers) and/or Recapture	0.45%	0.60%	0.66%	0.71%	1.00	%†
Net investment income, after (Waivers) and/or Recapture	1.38%	2.34%	1.50%	1.40%	1.38	%†
Portfolio turnover rate ††	24%	15%	12%	8%	2%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$(0.07)	$(0.04)	$0.33	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

	Year Ended April 30,				For the Period September 20, 2006* Through
	2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$34.96		$50.36	$57.12	$50.52
Net investment income**	0.32		0.46	0.50	0.27
Net realized and unrealized gain (loss) on investments	24.88		(15.42)	(6.81)	6.50
Total from investment operations	25.20		(14.96)	(6.31)	6.77
Distributions to shareholders from:
Net investment income	(0.34)		(0.44)	(0.45)	(0.17)
Net asset value at end of period	$59.82		$34.96	$50.36	$57.12
Share price at end of period***	$59.79		$34.90
NET ASSET VALUE TOTAL RETURN****	72.38	%(a)	(29.79)%	(11.10)%	13.42%
SHARE PRICE TOTAL RETURN****	72.59%		(29.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$284,135		$94,399	$130,944	$85,680
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.39%		0.58%	0.71%	0.73	%†
Expenses, prior to (Waivers) and/or Recapture	0.51%		0.79%	0.76%	0.92	%†
Net investment income, after (Waivers) and/or Recapture	0.67%		1.22%	0.92%	0.83	%†
Portfolio turnover rate ††	16%		15%	42%	9%
Undistributed net investment income included in price of units issued and redeemed**#	$0.08		$0.00 (b)	$0.09	$0.05

PowerShares NXQ Portfolio

	Year Ended April 30,		For the Period April 1, 2008* Through
	2010	2009	April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.55	$27.58	$25.77
Net investment income (loss)**	(0.05)	(0.07)	0.03
Net realized and unrealized gain (loss) on investments	10.02	(9.91)	1.78
Total from investment operations	9.97	(9.98)	1.81
Distributions to shareholders from:
Net investment income	—	(0.03)	—
Return of capital	—	(0.02)	—
Total distributions	—	(0.05)	—
Net asset value at end of period	$27.52	$17.55	$27.58
Share price at end of period***	$27.51	$17.52
NET ASSET VALUE TOTAL RETURN****	56.81%	(36.21)%	7.02	%(c)
SHARE PRICE TOTAL RETURN****	57.02%	(36.32)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,752	$1,755	$2,758
Ratio to average net assets of:
Expenses	0.70%	0.70%	0.70	%†
Net investment income (loss)	(0.25)%	(0.30)%	0.93	%†
Portfolio turnover rate ††	62%	118%	15%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	—	$0.00 (b)	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount includes the effect of the Adviser pay-in for an economic loss of $0.17 per share. Had the pay-in not been made, the Net Asset Value Total Return would have been 71.89%.

(b)  Amount represents less than $0.005.

(c)  The total return from Fund Inception (first day of trading on the exchange) to April 30, 2008 was 5.71%.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2010, the Trust offered sixty-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic MagniQuant Portfolio	"Dynamic MagniQuant Portfolio"

PowerShares Dynamic Market Portfolio	"Dynamic Market Portfolio"

PowerShares Dynamic OTC Portfolio	"Dynamic OTC Portfolio"

PowerShares FTSE RAFI US 1000 Portfolio	"FTSE RAFI US 1000 Portfolio"

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	"FTSE RAFI US 1500 Small-Mid Portfolio"

PowerShares NXQ Portfolio	"NXQ Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"), except for Shares of the FTSE RAFI US 1500 Small-Mid Portfolio and NXQ Portfolio which are listed and traded on The NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic MagniQuant Portfolio	Top 200 Dynamic IntellidexSM Index

Dynamic Market Portfolio	Dynamic Market IntellidexSM Index

Dynamic OTC Portfolio	Dynamic OTC IntellidexSM Index

FTSE RAFI US 1000 Portfolio	FTSE RAFI U.S. 1000 Index

FTSE RAFI US 1500 Small-Mid Portfolio	FTSE RAFI U.S. 1500 Small-Mid Index

NXQ Portfolio	NASDAQ Q-50 IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. The Funds are not "actively" managed and do not seek returns in excess of their respective Underlying Indices. Therefore, they would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from its Underlying Index.

Non-Diversified Fund Risk. The NXQ Portfolio is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. If a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NXQ Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

The NXQ Portfolio has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the NXQ Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical,

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

bookkeeping and other administrative services. Each Fund (except for the FTSE RAFI US 1000 Portfolio, the FTSE RAFI US 1500 Small-Mid Portfolio and the NXQ Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. Each of the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio has agreed to pay the Adviser an annual fee of 0.29% of the Fund's average daily net assets. The NXQ Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.70% of the Fund's average daily net assets and the Adviser has agreed to pay for substantially all expenses of the NXQ Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust. For the Dynamic MagniQuant Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2011. The FTSE RAFI US 1000 Portfolio's and the FTSE RAFI US 1500 Small-Mid Portfolio's Expense Cap is 0.39% of the Fund's average daily net assets per year, at least until August 31, 2011, and sub-licensing fees are included in the expenses subject to the Expense Cap. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year at least until August 31, 2011.

For the Dynamic MagniQuant Portfolio, the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio, the Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the expenses borne by the Adviser are not subject to recapture. The Excess Expense Agreement does not apply to the NXQ Portfolio.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "(Waivers) and/or Recapture." The net amounts of (Waivers) and/or Recapture for the fiscal year ended April 30, 2010 are shown on the Statements of Operations.

For the year ended April 30, 2010, the Adviser has reimbursed the FTSE RAFI US 1500 Small-Mid Portfolio for an economic loss of $818,480.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2010 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/11	04/30/12	04/30/13
Dynamic MagniQuant Portfolio	$248,735	$52,795	$96,659	$99,281
FTSE RAFI US 1000 Portfolio	398,254	—	79,203	319,051
FTSE RAFI US 1500 Small-Mid Portfolio	498,019	67,242	228,798	201,979

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (formerly, Invesco Aim Distributors, Inc.) (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Dynamic MagniQuant Portfolio	NYSE Arca

Dynamic Market Portfolio	NYSE Arca

Dynamic OTC Portfolio	NYSE Arca

FTSE RAFI US 1000 Portfolio	FTSE International Ltd.

FTSE RAFI US 1500 Small-Mid Portfolio	FTSE International Ltd.

NXQ Portfolio	The NASDAQ OMX Group, Inc.

Each Underlying Index name trademark is owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds (other than the NXQ Portfolio) are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Ltd. for the fiscal year ended April 30, 2010.

FTSE RAFI US 1000 Portfolio

	Value 04/30/09	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 04/30/10	Dividend Income
Invesco Ltd.	$4,330,859	$1,275,936	$(7,053,287)	$(545,011)	$2,271,429	$279,926	$118,692

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other

68

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic MagniQuant Portfolio
Equity Securities	$27,061,846	$—	$—	$27,061,846
Money Market Fund	51,668	—	—	51,668
Total Investments	27,113,514	—	—	27,113,514
Dynamic Market Portfolio
Equity Securities	229,951,471	—	—	229,951,471
Money Market Fund	231,098	—	—	231,098
Total Investments	230,182,569	—	—	230,182,569
Dynamic OTC Portfolio
Equity Securities	40,629,224	—	—	40,629,224
Money Market Fund	62,213	—	—	62,213
Total Investments	40,691,437	—	—	40,691,437
FTSE RAFI US 1000 Portfolio
Equity Securities	648,379,316	—	—	648,379,316
FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	284,067,771	36,653	—	284,104,424
Money Market Fund	48,096	—	—	48,096
Total Investments	284,115,867	36,653	—	284,152,520
NXQ Portfolio
Equity Securities	2,753,799	—	—	2,753,799

69

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Note 6. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2010 and 2009:

	2010		2009
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Dynamic MagniQuant Portfolio	$149,699	$—	$279,388	$—
Dynamic Market Portfolio	2,569,156	—	5,193,546	—
Dynamic OTC Portfolio	61,560	—	—	—
FTSE RAFI US 1000 Portfolio	7,652,691	—	15,035,089	—
FTSE RAFI US 1500 Small-Mid Portfolio	1,105,854	—	1,209,035	—
NXQ Portfolio	—	—	2,563	2,563

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)	Capital Loss Carryforward	Post-October Deferrals*	Shares of Beneficial Interest	Total Net Assets
Dynamic MagniQuant Portfolio	$12,022	$(3,638)	$3,590,387	$(22,995,896)	$(768,139)	$47,238,385	$27,073,121
Dynamic Market Portfolio	233,891	(12,533)	17,208,532	(333,974,746)	(259,703)	546,955,220	230,150,661
Dynamic OTC Portfolio	1,394	(4,188)	5,837,087	(75,473,565)	(1,207,688)	111,481,728	40,634,768
FTSE RAFI US 1000 Portfolio	1,075,381	(16,667)	(34,558,543)	(95,828,111)	(38,484,471)	816,240,400	648,427,989
FTSE RAFI US 1500 Small-Mid Portfolio	370,165	(5,171)	21,502,012	(13,530,742)	(3,445,251)	279,244,148	284,135,161
NXQ Portfolio	—	—	646,238	(877,901)	(41,892)	3,025,668	2,752,113

* Capital losses incurred after October 31 ("Post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

70

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

The following Funds have capital loss carryforward amounts as of April 30, 2010, which expire on April 30 of each year listed below:

	2011	2012	2013	2014	2015	2016	2017	2018	Total*
Dynamic MagniQuant Portfolio	$—	$—	$—	$—	$—	$5,211,608	$10,595,808	$7,188,480	$22,995,896
Dynamic Market Portfolio	225,469	8,920,879	5,021,729	13,686,812	65,552,628	39,899,556	96,635,542	104,032,131	333,974,746
Dynamic OTC Portfolio	252,044	651,452	5,297,385	5,449,844	21,767,708	11,353,752	15,764,010	14,937,370	75,473,565
FTSE RAFI US 1000 Portfolio	—	—	—	—	44,432	1,148,192	44,806,580	49,828,907	95,828,111
FTSE RAFI US 1500 Small-Mid Portfolio	—	—	—	—	5,818	128,460	8,229,508	5,166,956	13,530,742
NXQ Portfolio	—	—	—	—	—	14,131	126,742	737,028	877,901

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 7. Investment Transactions

For the fiscal year ended April 30, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic MagniQuant Portfolio	$28,618,650	$29,645,686
Dynamic Market Portfolio	294,638,316	254,056,539
Dynamic OTC Portfolio	42,117,200	36,342,890
FTSE RAFI US 1000 Portfolio	121,588,230	124,548,192
FTSE RAFI US 1500 Small-Mid Portfolio	26,134,790	48,222,225
NXQ Portfolio	1,375,399	1,347,657

71

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

For the fiscal year ended April 30, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic MagniQuant Portfolio	$38,895,528	$47,853,906
Dynamic Market Portfolio	397,710,267	535,831,735
Dynamic OTC Portfolio	44,252,238	62,055,373
FTSE RAFI US 1000 Portfolio	221,814,084	172,932,839
FTSE RAFI US 1500 Small-Mid Portfolio	225,953,662	97,404,270
NXQ Portfolio	832,660	866,403

Gains and losses on in-kind transactions are generally not considered taxable gains/(losses) for Federal income tax purposes.

At April 30, 2010, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic MagniQuant Portfolio	$23,523,127	$3,590,387	$3,891,377	$(300,990)
Dynamic Market Portfolio	212,974,037	17,208,532	19,581,721	(2,373,189)
Dynamic OTC Portfolio	34,854,350	5,837,087	6,102,949	(265,862)
FTSE RAFI US 1000 Portfolio	682,937,859	(34,558,543)	37,592,335	(72,150,878)
FTSE RAFI US 1500 Small-Mid Portfolio	262,650,508	21,502,012	32,715,918	(11,213,906)
NXQ Portfolio	2,107,561	646,238	682,508	(36,270)

Note 8. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on April 30, 2010, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2010, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dynamic MagniQuant Portfolio	$5,740	$(8,122,117)	$8,116,377
Dynamic Market Portfolio	(2,383)	(75,261,906)	75,264,289
Dynamic OTC Portfolio	11,953	(11,892,158)	11,880,205
FTSE RAFI US 1000 Portfolio	(110,922)	(52,563,062)	52,673,984
FTSE RAFI US 1500 Small-Mid Portfolio	(287,371)	(36,026,571)	36,313,942
NXQ Portfolio	5,490	(220,903)	215,413

72

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Note 9. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. With respect to NXQ Portfolio, the Adviser, as a result of the unitary management fee, pays for such compensation. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

73

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2010, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
June 28, 2010

74

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different the maximum amount allowable for its fiscal year ended April 30, 2010:

Federal Income Tax Information

	Qualified Dividend Income*	Corporate Dividend Received Deduction*
Dynamic MagniQuant Portfolio	100%	100%
Dynamic Market Portfolio	100%	100%
Dynamic OTC Portfolio	100%	100%
FTSE RAFI US 1000 Portfolio	100%	100%
FTSE RAFI US 1500 Small-Mid Portfolio	100%	100%
NXQ Portfolio	0%	0%

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

75

Proxy Results

A Special Meeting of Shareholders was held on March 22, 2010 to elect seven individuals to the Board of Trustees of PowerShares Exchange-Traded Fund Trust.

The results of the voting on the above matter were as follows:

Trustees	Votes For	Withheld/ Abstentions*
Ronn R. Bagge	426,624,761	8,241,402
Todd J. Barre	426,876,044	7,990,119
H. Bruce Bond	426,681,223	8,184,940
Kevin M. Carome	425,386,415	9,479,748
Marc M. Kole	426,529,715	8,336,448
Phillip M. Nussbaum	426,531,618	8,334,545
Donald H. Wilson	426,691,769	8,174,394

* Includes Non-Votes.

76

Trustees and Officers

The Independent Trustees, the Trustees who are affiliated with the Adviser (the "Interested Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and officers information is current as of April 30, 2010.

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (52) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	111	None

Todd J. Barre (52) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007- 2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank	111	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

77

Trustees and Officers (Continued)

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	111	None

Philip M. Nussbaum (48) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (2004-Present); formerly Managing Director, Communication Institute (2002-2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (1994-1999)	111	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

78

Trustees and Officers (Continued)

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	111	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

79

Trustees and Officers (Continued)

Name, Address, and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2003	Chairman, Invesco PowerShares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	111	None

  *  This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consists of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

80

Trustees and Officers (Continued)

Name, Address, and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
Kevin M. Carome (53) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	111	None

  *  This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

81

Trustees and Officers (Continued)

Name, Address, and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (35) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. In the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (55) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer and Secretary	Treasurer since 2006; Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly, principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicago land area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (28) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008- Present); formerly, Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

82

Trustees and Officers (Continued)

Name, Address, and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco PowerShares Capital Management LLC 11 Greenway Plaza Suite 100 Houston, Texas 77046	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers, Inc. (formerly Invesco Institutional, (N.A.), Inc. – registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. – registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

83

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 15, 2010, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 57 series (each, a "Fund" and collectively, the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend
AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback Achievers(TM) Portfolio

PowerShares Cleantech Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares DWA Technical Leaders Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares WilderHill Progressive Energy Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment

84

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2009. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance, including a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for tracking error for certain PowerShares funds, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that each Fund's correlation was within the targeted range set forth in the Trust's registration statement and that, for each Fund other than PowerShares Global Listed Private Equity Portfolio, the tracking error was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares Global Listed Private Equity Portfolio's tracking error. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund is:

•  0.50% of the Fund's average net assets, for each Fund other than PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dividend Achievers(TM) Portfolio, PowerShares International Dividend Achievers(TM) Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio;

•  0.40% of the Fund's average net assets, for each of PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio; and

•  0.29% of the Fund's average net assets, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio.

85

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay expenses (an "Expense Cap") to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund's average daily net assets, at least until August 31, 2011, as set forth below:

•  0.60%, excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio;

•  0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio;

•  0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio; and

•  0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each other Fund.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

•  higher than the median advisory fee of its ETF peer funds (except for the advisory fee of each of PowerShares Financial Preferred Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares International Dividend Achievers(TM) Portfolio, which was lower than the median advisory fee of its ETF peer funds); and

•  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares DWA Technical Leaders Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares International Dividend Achievers(TM) Portfolio, PowerShares Value Line Industry Rotation Portfolio and PowerShares Value Line Timeliness Select Portfolio, which was equal to or lower than the median advisory fee of its open-end index peer funds, and there was no comparable data for PowerShares Dynamic Basic Materials Sector Portfolio); but

•  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees determined that the advisory fees were reasonable, noting the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the

86

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratio for each Fund was:

•  higher than the median expense ratio of its ETF peer funds (except for the net expense ratio of each of PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares International Dividend AchieversTM Portfolio, which was less than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the net expense ratio of each of PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Oil and Gas Services Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Financial Preferred Portfolio and PowerShares Global Listed Private Equity Portfolio, which was lower than the median expense ratio of its open-end index peer funds, and there was no comparable data for PowerShares Dynamic Basic Materials Sector Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds.

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund's Expense Cap) were reasonable and appropriate in light of the services provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio and expense limitation agreed to by the Adviser. The Trustees noted that, for Funds whose expenses are higher than their respective Expense Caps, any reduction in that Fund's expenses would be enjoyed by the Adviser, but that Fund shareholders benefit from the lower expense ratio as a result of the Fund's Expense Cap. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund, other than PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap. The Trustees considered whether the advisory fee rate for each Fund was reasonable in

87

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate, noting the Fund expenses the Adviser has borne as a result of the Expense Cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

88

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 15, 2010, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following five series (each, a "Fund" and collectively, the "Funds"):

PowerShares FTSE NASDAQ Small Cap Portfolio

PowerShares NASDAQ Internet Portfolio

PowerShares NASDAQ-100 BuyWrite Portfolio

PowerShares NXQ Portfolio

PowerShares S&P 500 BuyWrite Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2009. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance, including a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for tracking error for certain PowerShares funds, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that, in each case, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information compiled

89

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual unitary advisory fee is 0.70% for each of PowerShares FTSE NASDAQ Small Cap Portfolio and PowerShares NXQ Portfolio, 0.60% for PowerShares NASDAQ Internet Portfolio and 0.75% for each of PowerShares NASDAQ-100 BuyWrite Portfolio and PowerShares S&P 500 BuyWrite Portfolio, and that the Adviser pays all other expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest and extraordinary expenses.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that: the advisory fee for PowerShares FTSE NASDAQ Small Cap Portfolio was higher than the median expense ratios of its ETF peer funds and open-end index peer funds, but lower than the median expense ratio of its open-end actively-managed peer funds; the advisory fee for PowerShares NASDAQ Internet Portfolio was equal to or lower than the median expense ratio of its ETF peer funds and open-end actively-managed peer funds, but higher than its open-end index peer funds; the advisory fee for each of PowerShares NASDAQ-100 BuyWrite Portfolio and PowerShares S&P 500 BuyWrite Portfolio was equal to or lower than the median expense ratio for each of its peer group funds; and the advisory fee for PowerShares NXQ Portfolio was higher than the median expense ratio of its ETF peer funds, but lower than the median expense ratios of its open-end index peer funds and open-end actively-managed peer funds. The Trustees noted that each Fund's advisory fee was reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

90

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Qs are available on the Commission's website at www.sec.gov. The Funds' Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-AR-2

2010 Annual Report to Shareholders

April 30, 2010

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares FTSE NASDAQ Small Cap Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Zacks Small Cap Portfolio

The Market Environment	2

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	28

Fees and Expenses	30

Style Portfolios

Schedules of Investments

PowerShares Dynamic Large Cap Growth Portfolio	32

PowerShares Dynamic Large Cap Portfolio	33

PowerShares Dynamic Large Cap Value Portfolio	35

PowerShares Dynamic Mid Cap Growth Portfolio	36

PowerShares Dynamic Mid Cap Portfolio	38

PowerShares Dynamic Mid Cap Value Portfolio	40

PowerShares Dynamic Small Cap Growth Portfolio	42

PowerShares Dynamic Small Cap Portfolio	44

PowerShares Dynamic Small Cap Value Portfolio	47

PowerShares FTSE NASDAQ Small Cap Portfolio	49

PowerShares Zacks Micro Cap Portfolio	59

PowerShares Zacks Small Cap Portfolio	64

Statements of Assets and Liabilities	68

Statements of Operations	70

Statements of Changes in Net Assets	72

Financial Highlights	76

Notes to Financial Statements	82

Report of Independent Registered Public Accounting Firm	95

Tax Information	96

Proxy Results	97

Trustees and Officers	98

Board Consideration Regarding Continuation of Investment Advisory Agreements	104

The Market Environment

For the fiscal year ended April 30, 2010 (the "reporting period"), the U.S. markets recouped more than their previous year's losses. With the government's bank support programs firmly in place, the U.S. economy rebounded from its worst recession since the 1920s and U.S. equity markets rallied accordingly during the same period with the following performance: S&P 500® Index returned 38.82%, Dow Jones Industrial Index returned 38.61% and NASDAQ-100® Index returned 44.44%. As a result of the tremendous government assistance provided to U.S. banks, insurers, and automotive companies, consumer discretionary and financial stocks surged the most out of the ten S&P 500® sectors. Despite the sharp rise in U.S. equity prices, almost $23 billion in outflows occurred during this timeframe (based on Investment Company Institute statistics) as investors re-allocated their assets to income-generating products.

Interest rates remained at historically low levels, which supported bond prices during the reporting period. With the exception of U.S. Treasuries, fixed income markets enjoyed unprecedented gains in both total returns and inflows over the reporting period. Despite a newfound aversion to equity risk, investors put the most money to work in the riskiest bond sectors. As a result, higher beta bond sectors performed the best during the reporting period. For example, the Bank of America Merrill Lynch (BAML) U.S. High Yield Master II Index returned 44.20%, while the BAML U.S. Corporate, Government & Mortgage Index (prev. Domestic Master) returned 7.84% during the reporting period. Municipal bonds benefited from low supply and the establishment of the Build America Bond (BAB) program. As a result, the BAML Municipal Master Index returned 9.73% and the BAML BAB Index returned 9.60%. According to ICI statistics, domestic bond funds grew at a record pace during the reporting period, experiencing $353.5 billion in taxable inflows and $68.5 billion in municipal bond inflows.

2

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Manager's Analysis

PowerShares Dynamic Large Cap Growth Portfolio (ticker: PWB)

The PowerShares Dynamic Large Cap Growth Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Large Cap Growth IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 36.15%. Over this same year the Index returned 37.35% while the S&P Citigroup Large Cap Growth Index returned 35.96%. The Fund benefited from positive performance in information technology, consumer discretionary and health care sectors. The Fund suffered negative performance in materials sector.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Information Technology	36.8
Consumer Discretionary	18.5
Health Care	13.5
Industrials	11.6
Consumer Staples	7.2
Materials	5.8
Energy	3.6
Financials	3.0
Money Market Fund	0.0
Other	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Growth	92.2
Large-Cap Value	6.3
Mid-Cap Growth	1.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Apple, Inc.	4.0
United Parcel Service, Inc.	3.7
Schlumberger Ltd.	3.6
Amazon.com, Inc.	3.6
Intel Corp.	3.5
Ford Motor Co.	3.5
Cisco Systems, Inc.	3.4
3M Co.	3.4
Microsoft Corp.	3.3
QUALCOMM, Inc.	3.3
Total	35.3

4

Manager's Analysis (Continued)

PowerShares Dynamic Large Cap Growth Portfolio (ticker: PWB)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)      As of April 30, 2010

	Avg. Ann.††			Fund Inception†
	1 Year	3 Year	5 Year	Avg. Ann.††	Cumulative
Index
Dynamic Large Cap Growth IntellidexSM Index	37.35%	-3.97%	2.13%	1.13%	5.95%
S&P Citigroup Large Cap Growth Index	35.96%	-2.10%	3.28%	2.47%	13.41%
Russell 1000® Growth Index	38.16%	-1.93%	4.05%	3.16%	17.45%
S&P 500® Index	38.82%	-5.04%	2.63%	1.81%	9.73%
Fund
NAV Return	36.15%	-4.63%	1.45%	0.44%	2.27%
Share Price Return	36.15%	-4.65%	1.44%	0.40%	2.06%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods absent which, performance would have been lower. The Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.60%. In the Financial Highlights section of this Shareholder Report, the Fund's total net and total gross operating expense ratio was determined to be 0.61%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Citigroup Large Cap Growth Index, Russell 1000® Growth Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 384, 691 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

5

Manager's Analysis

PowerShares Dynamic Large Cap Portfolio (ticker: PJF)

The PowerShares Dynamic Large Cap Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Large Cap IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 34.56%. Over this same year the Index returned 35.59% while the S&P 500® Index returned 38.82%. The Fund benefited from positive performance in information technology, consumer discretionary and health care sectors. Fund performance was positive within each sector in which it was invested.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Consumer Discretionary	22.2
Information Technology	21.3
Industrials	12.9
Consumer Staples	11.6
Health Care	11.4
Financials	10.0
Energy	3.8
Materials	3.7
Telecommunication Services	1.6
Utilities	1.4
Money Market Fund	0.1
Other	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Growth	59.6
Large-Cap Value	39.0
Mid-Cap Growth	0.8
Mid-Cap Value	0.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Apple, Inc.	2.0
American Express Co.	1.9
Comcast Corp.	1.9
Walt Disney Co. (The)	1.8
United Parcel Service, Inc.	1.8
General Electric Co.	1.8
Amazon.com, Inc.	1.8
Home Depot, Inc. (The)	1.7
Intel Corp.	1.7
Occidental Petroleum Corp.	1.7
Total	18.1

6

Manager's Analysis (Continued)

PowerShares Dynamic Large Cap Portfolio (ticker: PJF)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2010

	Avg. Ann.††		Fund Inception†
	1 Year	3 Year	Avg. Ann.††	Cumulative
Index
Dynamic Large Cap IntellidexSM Index	35.59%	-3.03%	-0.49%	-1.68%
S&P 500® Index	38.82%	-5.04%	-2.64%	-8.75%
Russell Top 200® Index	36.32%	-5.20%	-2.89%	-9.53%
Fund
NAV Return	34.56%	-3.74%	-1.20%	-4.05%
Share Price Return	34.64%	-3.75%	-1.23%	-4.12%

Fund Inception: December 1, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.93%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.65% while the Fund's total gross operating expense ratio was 0.88%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell Top 200® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 205 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

7

Manager's Analysis

PowerShares Dynamic Large Cap Value Portfolio (ticker: PWV)

The PowerShares Dynamic Large Cap Value Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Large Cap Value IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 36.69%. Over this same year, the Index returned 37.81%, while the S&P Citigroup Large Cap Value Index returned 41.93%. The Fund benefited from positive performance in health care, consumer discretionary and industrials sectors. Fund performance was positive within each sector in which it was invested.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Health Care	17.3
Energy	14.7
Consumer Discretionary	13.2
Industrials	12.4
Consumer Staples	11.7
Financials	9.4
Telecommunication Services	6.4
Utilities	5.5
Information Technology	4.8
Materials	4.6
Other	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Value	87.0
Large-Cap Growth	11.8
Mid-Cap Value	1.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
ConocoPhillips	3.8
American Express Co.	3.7
Comcast Corp.	3.7
General Electric Co.	3.6
Home Depot, Inc. (The)	3.5
Occidental Petroleum Corp.	3.4
Altria Group, Inc.	3.3
AT&T, Inc.	3.3
Exxon Mobil Corp.	3.2
Bristol-Myers Squibb Co.	3.2
Total	34.7

8

Manager's Analysis (Continued)

PowerShares Dynamic Large Cap Value Portfolio (ticker: PWV)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)      As of April 30, 2010

	Avg. Ann.††			Fund Inception†
	1 Year	3 Year	5 Year	Avg. Ann.††	Cumulative
Index
Dynamic Large Cap Value IntellidexSM Index	37.81%	-1.57%	7.29%	6.43%	37.90%
S&P Citigroup Large Cap Value Index	41.93%	-8.10%	1.85%	1.04%	5.46%
Russell 1000® Value Index	42.28%	-7.66%	1.93%	1.24%	6.60%
S&P 500® Index	38.82%	-5.04%	2.63%	1.81%	9.73%
Fund
NAV Return	36.69%	-2.28%	6.54%	5.68%	32.97%
Share Price Return	36.67%	-2.26%	6.52%	5.66%	32.86%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. The Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 31, 2011. The Fund is currently subject to recapture, which may result in an increased expense ratio. According the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.61%. In the Financial Highlights section of this Shareholder Report, the Fund's total net operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 0.60%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical Investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an Index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Citigroup Large Cap Value Index, Russell 1000® Value Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 346, 617 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

9

Manager's Analysis

PowerShares Dynamic Mid Cap Growth Portfolio (ticker: PWJ)

The PowerShares Dynamic Mid Cap Growth Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Mid Cap Growth IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 37.89%. Over this same year the Index returned 39.04% while the S&P Citigroup Mid Cap Growth Index returned 48.03%. The Fund benefited from positive performance in information technology, health care and consumer discretionary sectors. Fund performance was positive within each sector in which it was invested.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Information Technology	34.8
Consumer Discretionary	24.8
Health Care	14.3
Industrials	11.4
Financials	5.4
Energy	3.9
Consumer Staples	3.6
Materials	1.8
Money Market Fund	0.1
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Growth	88.4
Small-Cap Growth	5.1
Large-Cap Growth	3.6
Mid-Cap Value	2.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Dolby Laboratories, Inc.	3.7
Cummins, Inc.	3.6
Waters Corp.	3.4
FMC Technologies, Inc.	3.4
International Game Technology	3.4
Urban Outfitters, Inc.	3.3
Varian Medical Systems, Inc.	3.3
Scripps Networks Interactive, Inc.	3.2
Advanced Micro Devices, Inc.	3.2
Polo Ralph Lauren Corp.	3.2
Total	33.7

10

Manager's Analysis (Continued)

PowerShares Dynamic Mid Cap Growth Portfolio (ticker: PWJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)      As of April 30, 2010

	Avg. Ann.††			Fund Inception†
	1 Year	3 Year	5 Year	Avg. Ann.††	Cumulative
Index
Dynamic Mid Cap Growth IntellidexSM Index	39.04%	-2.51%	7.47%	5.69%	33.02%
S&P Citigroup Mid Cap Growth Index	48.03%	1.23%	7.29%	5.94%	34.77%
Russell Midcap® Growth Index	46.95%	-2.49%	5.74%	4.43%	25.07%
S&P 500® Index	38.82%	-5.04%	2.63%	1.81%	9.73%
Fund
NAV Return	37.89%	-3.20%	6.70%	4.93%	28.19%
Share Price Return	38.02%	-3.21%	6.69%	4.89%	27.96%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. The Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.61%. In the Financial Highlights section of this Shareholder Report, the Fund's total net operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 0.66%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Citigroup Mid Cap Growth Index, Russell MidCap® Growth Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 258, 548 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

11

Manager's Analysis

PowerShares Dynamic Mid Cap Portfolio (ticker: PJG)

The PowerShares Dynamic Mid Cap Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Mid Cap IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 42.59%. Over this same year the Index returned 44.06% while the S&P Mid Cap 400® Index returned 48.92%. The Fund benefited from positive performance in consumer discretionary, information technology and health care sectors. Fund performance was positive within each sector in which it was invested.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Information Technology	23.5
Consumer Discretionary	23.3
Industrials	18.6
Health Care	10.2
Consumer Staples	10.2
Materials	6.5
Utilities	3.8
Financials	2.0
Telecommunication Services	1.6
Energy	0.3
Money Market Fund	0.2
Other	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Growth	49.9
Mid-Cap Value	36.0
Large-Cap Value	5.9
Small-Cap Value	3.8
Small-Cap Growth	2.6
Large-Cap Growth	1.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
SanDisk Corp.	1.9
Whirlpool Corp.	1.8
Dolby Laboratories Inc.	1.8
Cummins, Inc.	1.8
Limited Brands, Inc.	1.8
Sigma-Aldrich Corp.	1.7
Sherwin-Williams Co. (The)	1.7
Waters Corp.	1.7
McDermott International, Inc.	1.7
Hershey Co. (The)	1.6
Total	17.5

12

Manager's Analysis (Continued)

PowerShares Dynamic Mid Cap Portfolio (ticker: PJG)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2010

	Avg. Ann.††		Fund Inception†
	1 Year	3 Year	Avg. Ann.††	Cumulative
Index
Dynamic Mid Cap IntellidexSM Index	44.06%	-4.93%	-1.29%	-4.35%
S&P Mid Cap 400® Index	48.92%	-0.44%	2.02%	7.07%
Russell Midcap® Index	50.84%	-3.32%	-0.62%	-2.09%
S&P 500® Index	38.82%	-5.04%	-2.64%	-8.75%
Fund
NAV Return	42.59%	-5.63%	-2.01%	-6.69%
Share Price Return	42.62%	-5.66%	-2.01%	-6.69%

Fund Inception: December 1, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.17%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.65% while the Fund's total gross operating expense ratio was 1.11%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Mid Cap 400® Index, Russell MidCap® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 400, 796 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

13

Manager's Analysis

PowerShares Dynamic Mid Cap Value Portfolio (ticker: PWP)

The PowerShares Dynamic Mid Cap Value Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Mid Cap Value IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 40.58%. Over this same year the Index returned 42.24% while the S&P Citigroup Mid Cap Value Index returned 49.78%. The Fund benefited from positive performance in consumer discretionary, health care and information technology sectors. Fund performance was positive within each sector in which it was invested. The Fund underperformed the Index due to negative trading slippage during the June rebalance.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Consumer Discretionary	22.9
Industrials	20.4
Consumer Staples	16.9
Information Technology	12.3
Materials	8.7
Utilities	7.8
Financials	6.4
Health Care	4.0
Energy	0.6
Money Market Fund	0.1
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Value	70.7
Large-Cap Value	12.3
Mid-Cap Growth	9.9
Small-Cap Value	6.5
Small-Cap Growth	0.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Principal Financial Group, Inc.	3.6
Sherwin-Williams Co. (The)	3.6
Macy's, Inc.	3.5
Hershey Co. (The)	3.4
Rockwell Collins, Inc.	3.3
Dover Corp.	3.3
Parker Hannifin Corp.	3.3
Rockwell Automation, Inc.	3.3
VF Corp.	3.2
DTE Energy Co.	3.2
Total	33.7

14

Manager's Analysis (Continued)

PowerShares Dynamic Mid Cap Value Portfolio (ticker: PWP)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2010

	Avg. Ann.††			Fund Inception†
	1 Year	3 Year	5 Year	Avg. Ann.††	Cumulative
Index
Dynamic Mid Cap Value IntellidexSM Index	42.24%	-6.50%	3.70%	2.77%	15.12%
S&P Citigroup Mid Cap Value Index	49.78%	-2.13%	6.37%	5.17%	29.78%
Russell Midcap® Value Index	54.39%	-4.81%	5.18%	4.41%	24.98%
S&P 500® Index	38.82%	-5.04%	2.63%	1.81%	9.73%
Fund
NAV Return	40.58%	-7.18%	2.86%	1.95%	10.48%
Share Price Return	40.88%	-7.20%	2.88%	1.91%	10.27%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.78%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 0.84%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Citigroup Mid Cap Value Index, Russell MidCap® Value Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 285, 483 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

15

Manager's Analysis

PowerShares Dynamic Small Cap Growth Portfolio (ticker: PWT)

The PowerShares Dynamic Small Cap Growth Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Small Cap Growth IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 35.60%. Over this same year the Index returned 37.53% while the S&P Citigroup Small Cap Growth Index returned 45.76%. The Fund benefited from positive performance in information technology, health care and consumer discretionary sectors. The Fund suffered negative performance in telecommunication services sector. The Fund underperformed the Index due to negative trading during the June rebalance.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Information Technology	36.1
Health Care	17.6
Consumer Discretionary	17.6
Industrials	12.4
Financials	8.9
Consumer Staples	3.1
Materials	2.3
Telecommunication Services	1.7
Energy	0.4
Money Market Fund	0.1
Other	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Growth	97.7
Small-Cap Value	2.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
LaSalle Hotel Properties	2.8
RF Micro Devices, Inc.	2.8
Under Armour, Inc.	2.7
Lawson Software, Inc.	2.7
Kaydon Corp.	2.7
Ulta Salon Cosmetics & Fragrance, Inc.	2.6
Hittite Microwave Corp.	2.5
Dionex Corp.	2.5
PAREXEL International Corp.	2.4
Deckers Outdoor Corp.	2.4
Total	26.1

16

Manager's Analysis (Continued)

PowerShares Dynamic Small Cap Growth Portfolio (ticker: PWT)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2010

	Avg. Ann.††			Fund Inception†
	1 Year	3 Year	5 Year	Avg. Ann.††	Cumulative
Index
Dynamic Small Cap Growth IntellidexSM Index	37.53%	-7.70%	1.18%	-0.46%	-2.35%
S&P Citigroup Small Cap Growth Index	45.76%	-1.43%	5.94%	3.88%	21.72%
Russell 2000® Growth Index	45.20%	-1.93%	6.06%	3.75%	20.97%
S&P 500® Index	38.82%	-5.04%	2.63%	1.81%	9.73%
Fund
NAV Return	35.60%	-8.54%	0.46%	-1.16%	-5.86%
Share Price Return	35.54%	-8.58%	0.51%	-1.23%	-6.18%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.86%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 0.94%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Citigroup Small Cap Growth Index, Russell 2000® Growth Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 362, 1245 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

17

Manager's Analysis

PowerShares Dynamic Small Cap Portfolio (ticker: PJM)

The PowerShares Dynamic Small Cap Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Small Cap IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 41.37%. Over this same year the Index returned 42.99% while the S&P Small Cap 600® Index returned 47.79%. The Fund benefited from positive performance in information technology, consumer discretionary and health care sectors. Fund performance was positive within each sector in which it was invested.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Consumer Discretionary	30.7
Information Technology	21.5
Industrials	13.4
Financials	9.3
Health Care	7.5
Materials	5.1
Consumer Staples	4.5
Energy	4.4
Utilities	2.5
Telecommunication Services	1.1
Money Market Fund	0.2
Other	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Value	59.2
Small-Cap Growth	40.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Dillard's, Inc.	1.7
HSN, Inc.	1.4
HNI Corp.	1.3
Toro Co. (The)	1.3
Jones Apparel Group, Inc.	1.3
Kaydon Corp.	1.3
Ulta Salon Cosmetics & Fragrance, Inc.	1.3
Amkor Technology, Inc.	1.3
Skechers U.S.A., Inc.	1.3
NewMarket Corp.	1.3
Total	13.5

18

Manager's Analysis (Continued)

PowerShares Dynamic Small Cap Portfolio (ticker: PJM)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2010

	Avg. Ann.††		Fund Inception†
	1 Year	3 Year	Avg. Ann.††	Cumulative
Index
Dynamic Small Cap IntellidexSM Index	42.99%	-6.02%	-3.56%	-11.63%
S&P Small Cap 600® Index	47.79%	-2.03%	-0.24%	-0.81%
Russell 2000® Index	48.95%	-2.79%	-1.29%	-4.35%
S&P 500® Index	38.82%	-5.04%	-2.64%	-8.75%
Fund
NAV Return	41.37%	-6.86%	-4.44%	-14.35%
Share Price Return	41.52%	-6.89%	-4.47%	-14.43%

Fund Inception: December 1, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.35%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.65% while the Fund's total gross operating expense ratio was 1.26%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Small Cap 600® Index, Russell 2000® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 600, 2000 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

19

Manager's Analysis

PowerShares Dynamic Small Cap Value Portfolio (ticker: PWY)

The PowerShares Dynamic Small Cap Value Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Small Cap Value IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 42.03%. Over this same year the Index returned 43.71% while the S&P Citigroup Small Cap Value Index returned 49.78%. The Fund benefited from positive performance in consumer discretionary, industrials and information technology sectors. The Fund suffered negative performance in telecommunication services sector, during the fiscal year.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Consumer Discretionary	34.3
Financials	12.4
Information Technology	12.3
Industrials	12.1
Materials	8.3
Energy	8.2
Utilities	5.0
Consumer Staples	4.2
Health Care	3.2
Money Market Fund	0.1
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Value	92.1
Small-Cap Growth	7.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Dillard's, Inc.	3.4
Jones Apparel Group, Inc.	2.7
Skechers U.S.A., Inc.	2.6
Hillenbrand, Inc.	2.5
Columbia Sportswear Co.	2.5
Berry Petroleum Co.	2.5
Ruddick Corp.	2.5
Sensient Technologies Corp.	2.5
Rent-A-Center, Inc.	2.4
Teledyne Technologies, Inc.	2.4
Total	26.0

20

Manager's Analysis (Continued)

PowerShares Dynamic Small Cap Value Portfolio (ticker: PWY)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2010

	Avg. Ann.††			Fund Inception†
	1 Year	3 Year	5 Year	Avg. Ann.††	Cumulative
Index
Dynamic Small Cap Value IntellidexSM Index	43.71%	-5.50%	3.34%	1.50%	7.97%
S&P Citigroup Small Cap Value Index	49.78%	-2.72%	5.71%	3.99%	22.40%
Russell 2000® Value Index	52.44%	-3.89%	5.26%	3.60%	20.03%
S&P 500® Index	38.82%	-5.04%	2.63%	1.81%	9.73%
Fund
NAV Return	42.03%	-6.25%	2.52%	0.70%	3.67%
Share Price Return	42.11%	-6.29%	2.55%	0.65%	3.41%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.73%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 0.74%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Citigroup Small Cap Value Index, Russell 2000® Value Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 467, 1279 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

21

Manager's Analysis

PowerShares FTSE NASDAQ Small Cap Portfolio (ticker: PQSC)

The PowerShares FTSE NASDAQ Small Cap Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the FTSE NASDAQ Small Cap Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 50.37%. Over this same year the Index returned 50.77% while the Russell 2000® Index returned 48.95%. The Fund benefited from positive performance in information technology, health care and consumer discretionary sectors. Fund performance was positive within each sector in which it was invested.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Information Technology	26.2
Health Care	19.3
Financials	15.6
Industrials	13.2
Consumer Discretionary	12.7
Energy	4.8
Consumer Staples	3.5
Materials	2.5
Telecommunication Services	1.6
Utilities	0.3
Other	0.3

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Growth	63.4
Small-Cap Value	32.7
Mid-Cap Growth	2.9
Mid-Cap Value	0.6
Large-Cap Growth	0.3
Large-Cap Value	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
InterMune, Inc.	0.7
Brigham Exploration Co.	0.7
Netlogic Microsystems, Inc.	0.6
TiVo, Inc.	0.6
Veeco Instruments, Inc.	0.5
HSN, Inc.	0.5
Incyte Corp.	0.5
DryShips, Inc.	0.4
Acorda Therapeutics, Inc.	0.4
Atlas Air Worldwide Holdings, Inc.	0.4
Total	5.3

22

Manager's Analysis (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio (ticker: PQSC)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2010

	Avg. Ann.††	Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index
FTSE NASDAQ Small Cap Index	50.77%	-0.74%	-1.54%
Russell 2000® Index	48.95%	3.52%	7.48%
S&P Small Cap 600® Index	47.79%	3.54%	7.52%
S&P 500® Index	38.82%	-2.83%	-5.80%
Fund
NAV Return	50.37%	-0.26%	-0.55%
Share Price Return	50.43%	-0.36%	-0.74%

Fund Inception: April 3, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.70% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 2000® Index, S&P Small Cap 600® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 2000, 600 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

23

Manager's Analysis

PowerShares Zacks Micro Cap Portfolio (ticker: PZI)

The PowerShares Zacks Micro Cap Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Zacks Micro Cap IndexTM (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 45.49%. Over this same year the Index returned 44.97% while the Russell Microcap® Index returned 33.92%. The Fund benefited from positive performance in financials, consumer discretionary and information technology sectors. Fund performance was positive within each sector in which it was invested. The Fund had outperformed the Index due to positive trading during the June rebalance.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Consumer Discretionary	22.4
Financials	20.9
Information Technology	17.2
Industrials	12.2
Energy	9.2
Health Care	7.7
Materials	6.3
Consumer Staples	3.1
Telecommunication Services	0.6
Utilities	0.4
Money Market Fund	0.1
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Value	56.3
Small-Cap Growth	43.0
Mid-Cap Value	0.5
Mid-Cap Growth	0.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Keryx Biopharmaceuticals, Inc.	0.5
RAIT Financial Trust	0.5
Federal Agricultural Mortgage Corp.	0.5
Power-One, Inc.	0.4
Blyth, Inc.	0.4
Verso Paper Corp.	0.4
Radio One, Inc.	0.4
Air Transport Services Group, Inc.	0.4
Gray Television, Inc.	0.4
IDT Corp.	0.3
Total	4.2

24

Manager's Analysis (Continued)

PowerShares Zacks Micro Cap Portfolio (ticker: PZI)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2010

	Avg. Ann.††		Fund Inception†
	1 Year	3 Year	Avg. Ann.††	Cumulative
Index
Zacks Micro Cap IndexTM	44.97%	-13.70%	-4.70%	-20.25%
Russell Microcap® Index	33.92%	-10.68%	-3.06%	-13.52%
Dow Jones Micro Cap Index	44.53%	-4.66%	1.32%	6.31%
S&P 500® Index	38.82%	-5.04%	1.51%	7.23%
Fund
NAV Return	45.49%	-13.05%	-4.24%	-18.42%
Share Price Return	45.37%	-12.98%	-4.29%	-18.60%

Fund Inception: August 18, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.86%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.70% while the Fund's total gross operating expense ratio was 0.93%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell Micro Cap® Index, Dow Jones Micro Cap Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1000, 250 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

25

Manager's Analysis

PowerShares Zacks Small Cap Portfolio (ticker: PZJ)

The PowerShares Zacks Small Cap Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Zacks Small Cap IndexTM (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 41.41%. Over this same year the Index returned 42.55% while the S&P Small Cap 600® Index returned 47.79%. The Fund benefited from positive performance in information technology, industrials and consumer discretionary sectors. Fund performance was positive within each sector in which it was invested. The Fund had underperformed the Index due to negative trading during the June rebalance.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Information Technology	22.7
Industrials	21.2
Consumer Discretionary	15.2
Financials	12.3
Health Care	9.6
Materials	7.3
Energy	4.8
Consumer Staples	3.3
Utilities	2.9
Telecommunication Services	0.7
Money Market Fund	0.3
Other	(0.3)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Value	50.4
Small-Cap Growth	49.1
Mid-Cap Growth	0.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Integrated Silicon Solution, Inc.	0.7
Greenbrier Cos., Inc.	0.7
Travelzoo, Inc.	0.6
Pozen, Inc.	0.6
DineEquity, Inc.	0.6
Quaker Chemical Corp.	0.6
United Rentals, Inc.	0.6
Dillard's, Inc.	0.6
Stillwater Mining Co.	0.6
Houston American Energy Corp.	0.6
Total	6.2

26

Manager's Analysis (Continued)

PowerShares Zacks Small Cap Portfolio (ticker: PZJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2010

	Avg. Ann.††		Fund Inception†
	1 Year	3 Year	Avg. Ann.††	Cumulative
Index
Zacks Small Cap IndexTM	42.55%	-8.89%	-4.65%	-18.14%
S&P Small Cap 600® Index	47.79%	-2.03%	1.45%	6.18%
Russell 2000® Index	48.95%	-2.79%	0.91%	3.84%
S&P 500® Index	38.82%	-5.04%	0.29%	1.23%
Fund
NAV Return	41.41%	-9.00%	-4.68%	-18.24%
Share Price Return	41.82%	-9.04%	-4.75%	-18.50%

Fund Inception: February 16, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.09%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.70% while the Fund's total gross operating expense ratio was 1.21%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Small Cap 600® Index, Russell 2000® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 600, 2000 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

27

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PWB	PowerShares Dynamic Large Cap Growth Portfolio	03/03/05	1300	631	34	3	1	0	0
PJF	PowerShares Dynamic Large Cap Portfolio	12/01/06	858	300	15	4	2	1	0
PWV	PowerShares Dynamic Large Cap Value Portfolio	03/03/05	1300	701	33	11	1	0	1
PWJ	PowerShares Dynamic Mid Cap Growth Portfolio	03/03/05	1300	534	19	6	0	0	0
PJG	PowerShares Dynamic Mid Cap Portfolio	12/01/06	858	349	27	1	1	1	1
PWP	PowerShares Dynamic Mid Cap Value Portfolio	03/03/05	1300	515	23	5	1	0	2
PWT	PowerShares Dynamic Small Cap Growth Portfolio	03/03/05	1300	549	50	6	4	0	2
PJM	PowerShares Dynamic Small Cap Portfolio	12/01/06	858	302	28	5	1	0	0
PWY	PowerShares Dynamic Small Cap Value Portfolio	03/03/05	1300	570	46	10	1	1	0
PQSC	PowerShares FTSE NASDAQ Small Cap Portfolio	04/03/08	524	198	14	4	0	0	1
PZI	PowerShares Zacks Micro Cap Portfolio	08/18/05	1183	381	50	14	0	1	0
PZJ	PowerShares Zacks Small Cap Portfolio	02/16/06	1057	433	25	5	1	0	0

28

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PWB	607	21	3	0	0	0
PJF	527	7	2	0	0	0
PWV	533	14	6	0	0	0
PWJ	725	14	2	0	0	0
PJG	469	8	1	0	0	0
PWP	732	16	5	0	1	0
PWT	633	50	5	1	0	0
PJM	489	28	3	2	0	0
PWY	617	46	7	1	1	0
PQSC	288	19	0	0	0	0
PZI	671	59	7	0	0	0
PZJ	568	21	3	1	0	0

29

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2010.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Large Cap Growth Portfolio Actual	$1,000.00	$1,129.36	0.60%	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
PowerShares Dynamic Large Cap Portfolio Actual	$1,000.00	$1,154.28	0.65%	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Large Cap Value Portfolio Actual	$1,000.00	$1,176.95	0.62%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	0.62%	$3.11
PowerShares Dynamic Mid Cap Growth Portfolio Actual	$1,000.00	$1,233.13	0.63%	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Mid Cap Portfolio Actual	$1,000.00	$1,227.25	0.65%	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26

30

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Mid Cap Value Portfolio Actual	$1,000.00	$1,217.15	0.63%	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Small Cap Growth Portfolio Actual	$1,000.00	$1,269.91	0.63%	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Small Cap Portfolio Actual	$1,000.00	$1,271.64	0.65%	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Small Cap Value Portfolio Actual	$1,000.00	$1,253.46	0.63%	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares FTSE NASDAQ Small Cap Portfolio Actual	$1,000.00	$1,273.83	0.70%	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares Zacks Micro Cap Portfolio Actual	$1,000.00	$1,326.20	0.70%	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares Zacks Small Cap Portfolio Actual	$1,000.00	$1,278.30	0.70%	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expenses rations based on annualized data in the Financial Highlights.

31

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—18.5%
60,508	Amazon.com, Inc.*	$8,293,226
73,788	Bed Bath & Beyond, Inc.*	3,391,297
84,287	Coach, Inc.	3,518,982
90,731	DIRECTV, Class A*	3,287,184
610,350	Ford Motor Co.*	7,946,757
98,750	Johnson Controls, Inc.	3,317,013
57,074	Kohl's Corp.*	3,138,499
45,423	NIKE, Inc., Class B	3,448,060
119,226	Staples, Inc.	2,805,388
134,053	Starbucks Corp.	3,482,697
		42,629,103
	Consumer Staples—7.2%
86,403	Colgate-Palmolive Co.	7,266,492
50,363	Costco Wholesale Corp.	2,975,446
51,076	Estee Lauder Cos., Inc. (The), Class A	3,366,930
87,133	Walgreen Co.	3,062,725
		16,671,593
	Energy—3.6%
117,280	Schlumberger Ltd.	8,376,138
	Financials—3.0%
30,176	Franklin Resources, Inc.	3,489,552
60,576	T. Rowe Price Group, Inc.	3,483,726
		6,973,278
	Health Care—13.5%
132,003	Abbott Laboratories	6,753,273
52,555	Allergan, Inc.	3,347,228
53,953	Baxter International, Inc.	2,547,661
39,419	Becton, Dickinson and Co.	3,010,429
150,489	Gilead Sciences, Inc.*	5,969,899
8,832	Intuitive Surgical, Inc.*	3,184,466
48,559	Medco Health Solutions, Inc.*	2,861,096
57,831	Stryker Corp.	3,321,813
		30,995,865
	Industrials—11.6%
89,401	3M Co.	7,927,187
41,523	Danaher Corp.	3,499,558
64,860	Emerson Electric Co.	3,387,638
67,465	Illinois Tool Works, Inc.	3,447,461
121,998	United Parcel Service, Inc., Class B	8,434,942
		26,696,786
	Information Technology—36.8%
88,612	Adobe Systems, Inc.*	2,976,477
35,025	Apple, Inc.*	9,145,728
73,788	Automatic Data Processing, Inc.	3,199,448
98,049	Broadcom Corp., Class A	3,381,710
136,493	CA, Inc.	3,113,405
294,514	Cisco Systems, Inc.*	7,928,317

Number of Shares		Value
	Common Stocks (Continued)
63,813	Cognizant Technology Solutions Corp., Class A*	$3,265,949
133,411	eBay, Inc.*	3,176,516
175,568	EMC Corp.*	3,337,548
13,600	Google, Inc., Class A*	7,145,984
349,012	Intel Corp.	7,967,944
250,025	Microsoft Corp.	7,635,764
102,323	NetApp, Inc.*	3,547,538
290,680	Oracle Corp.	7,511,171
195,310	QUALCOMM, Inc.	7,566,309
62,012	VMware, Inc., Class A*	3,822,420
		84,722,228
	Materials—5.8%
72,862	Ecolab, Inc.	3,558,580
40,862	Freeport-McMoRan Copper & Gold, Inc.	3,086,307
40,874	Praxair, Inc.	3,424,015
104,599	Southern Copper Corp.	3,198,637
		13,267,539
	Total Common Stocks (Cost $194,562,749)	230,332,530
	Money Market Fund—0.0%
106,507	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $106,507)	106,507
	Total Investments (Cost $194,669,256)—100.0%	230,439,037
	Liabilities in excess of other assets—(0.0%)	(104,728)
	Net Assets—100.0%	$230,334,309

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

32

Schedule of Investments

PowerShares Dynamic Large Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—22.2%
5,004	Amazon.com, Inc.*	$685,848
6,103	Bed Bath & Beyond, Inc.*	280,494
6,957	Best Buy Co., Inc.	317,239
6,968	Coach, Inc.	290,914
36,039	Comcast Corp., Class A	711,410
7,501	DIRECTV, Class A*	271,761
21,629	Ford Motor Co.*	281,610
11,810	Gap, Inc. (The)	292,061
18,990	Home Depot, Inc. (The)	669,398
8,164	Johnson Controls, Inc.	274,229
4,718	Kohl's Corp.*	259,443
9,280	McDonald's Corp.	655,075
7,425	McGraw-Hill Cos., Inc. (The)	250,371
3,757	NIKE, Inc., Class B	285,194
6,934	Omnicom Group, Inc.	295,804
9,857	Staples, Inc.	231,935
11,083	Starbucks Corp.	287,936
4,928	Target Corp.	280,255
8,744	Time Warner, Inc.	289,252
6,100	TJX Cos., Inc. (The)	282,674
8,564	Viacom, Inc., Class B*	302,566
18,966	Walt Disney Co. (The)	698,707
7,530	Yum! Brands, Inc.	319,423
		8,513,599
	Consumer Staples—11.6%
11,238	Coca-Cola Co. (The)	600,671
9,939	Coca-Cola Enterprises, Inc.	275,608
3,062	Colgate-Palmolive Co.	257,514
10,381	ConAgra Foods, Inc.	254,023
4,223	Estee Lauder Cos., Inc. (The), Class A	278,380
3,526	General Mills, Inc.	250,981
5,532	H.J. Heinz Co.	259,285
4,181	Kimberly-Clark Corp.	256,128
12,097	Philip Morris International, Inc.	593,721
9,363	Procter & Gamble Co. (The)	582,004
7,205	Walgreen Co.	253,256
10,958	Wal-Mart Stores, Inc.	587,897
		4,449,468
	Energy—3.8%
4,319	Hess Corp.	274,473
5,842	National Oilwell Varco, Inc.	257,223
7,420	Occidental Petroleum Corp.	657,857
11,648	Spectra Energy Corp.	271,864
		1,461,417
	Financials—10.0%
5,135	Aflac, Inc.	261,680
8,126	Allstate Corp. (The)	265,476
15,514	American Express Co.	715,506
6,343	Ameriprise Financial, Inc.	294,061

Number of Shares		Value
	Common Stocks (Continued)
2,497	Franklin Resources, Inc.	$288,753
3,790	Goldman Sachs Group, Inc. (The)	550,308
14,806	Progressive Corp. (The)	297,453
5,010	T. Rowe Price Group, Inc.	288,125
4,828	Travelers Cos., Inc. (The)	244,973
24,076	U.S. Bancorp	644,514
		3,850,849
	Health Care—11.4%
10,915	Abbott Laboratories	558,411
4,346	Allergan, Inc.	276,797
24,174	Bristol-Myers Squibb Co.	611,360
7,475	Cardinal Health, Inc.	259,308
8,498	Forest Laboratories, Inc.*	231,656
731	Intuitive Surgical, Inc.*	263,569
9,405	Johnson & Johnson	604,742
4,293	McKesson Corp.	278,229
4,015	Medco Health Solutions, Inc.*	236,564
4,782	Stryker Corp.	274,678
5,207	Thermo Fisher Scientific, Inc.*	287,843
7,499	UnitedHealth Group, Inc.	227,295
4,429	Zimmer Holdings, Inc.*	269,770
		4,380,222
	Industrials—12.9%
7,393	3M Co.	655,537
4,451	Caterpillar, Inc.	303,069
3,432	Danaher Corp.	289,249
3,727	Eaton Corp.	287,575
5,364	Emerson Electric Co.	280,162
36,892	General Electric Co.	695,783
6,323	Honeywell International, Inc.	300,153
5,578	Illinois Tool Works, Inc.	285,036
2,778	L-3 Communications Holdings, Inc.	259,937
4,515	Raytheon Co.	263,224
10,086	United Parcel Service, Inc., Class B	697,346
8,630	United Technologies Corp.	646,819
		4,963,890
	Information Technology—21.3%
2,896	Apple, Inc.*	756,203
6,103	Automatic Data Processing, Inc.	264,626
11,286	CA, Inc.	257,434
24,352	Cisco Systems, Inc.*	655,556
5,276	Cognizant Technology Solutions Corp., Class A*	270,026
14,403	Corning, Inc.	277,258
11,031	eBay, Inc.*	262,648
14,518	EMC Corp.*	275,987
1,125	Google, Inc., Class A*	591,120
11,666	Hewlett-Packard Co.	606,282
28,860	Intel Corp.	658,874
4,659	International Business Machines Corp.	601,011

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares Dynamic Large Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks (Continued)
20,672	Microsoft Corp.	$631,323
8,461	NetApp, Inc.*	293,343
24,036	Oracle Corp.	621,090
15,342	Symantec Corp.*	257,285
10,415	Texas Instruments, Inc.	270,894
6,948	Visa, Inc., Class A	626,918
		8,177,878
	Materials—3.7%
7,530	E.I. du Pont de Nemours & Co.	299,995
3,378	Freeport-McMoRan Copper & Gold, Inc.	255,140
10,959	International Paper Co.	293,044
4,126	PPG Industries, Inc.	290,347
8,649	Southern Copper Corp.	264,486
		1,403,012
	Telecommunication Services—1.6%
23,880	AT&T, Inc.	622,313
	Utilities—1.4%
7,782	Edison International	267,468
3,342	Entergy Corp.	271,671
		539,139
	Total Common Stocks (Cost $33,093,033)	38,361,787
	Money Market Fund—0.1%
28,691	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $28,691)	28,691
	Total Investments (Cost $33,121,724)—100.0%	38,390,478
	Liabilities in excess of other assets—(0.0%)	(14,156)
	Net Assets—100.0%	$38,376,322

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

34

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—13.2%
658,123	Comcast Corp., Class A	$12,991,348
215,673	Gap, Inc. (The)	5,333,593
346,781	Home Depot, Inc. (The)	12,224,030
135,584	McGraw-Hill Cos., Inc. (The)	4,571,893
126,624	Omnicom Group, Inc.	5,401,780
156,389	Viacom, Inc., Class B*	5,525,223
		46,047,867
	Consumer Staples—11.7%
537,750	Altria Group, Inc.	11,394,922
157,935	Archer-Daniels-Midland Co.	4,412,704
181,487	Coca-Cola Enterprises, Inc.	5,032,634
189,574	ConAgra Foods, Inc.	4,638,876
220,897	Philip Morris International, Inc.	10,841,625
87,819	Reynolds American, Inc.	4,691,291
		41,012,052
	Energy—14.7%
225,407	ConocoPhillips	13,341,840
166,454	Exxon Mobil Corp.	11,293,904
78,860	Hess Corp.	5,011,553
106,670	National Oilwell Varco, Inc.	4,696,680
135,498	Occidental Petroleum Corp.	12,013,253
212,704	Spectra Energy Corp.	4,964,511
		51,321,741
	Financials—9.4%
148,382	Allstate Corp. (The)	4,847,640
283,308	American Express Co.	13,066,165
91,894	Chubb Corp. (The)	4,858,436
270,375	Progressive Corp. (The)	5,431,834
88,171	Travelers Cos., Inc. (The)	4,473,796
		32,677,871
	Health Care—17.3%
191,124	Amgen, Inc.*	10,962,873
441,435	Bristol-Myers Squibb Co.	11,163,891
136,500	Cardinal Health, Inc.	4,735,185
155,185	Forest Laboratories, Inc.*	4,230,343
171,740	Johnson & Johnson	11,042,882
95,078	Thermo Fisher Scientific, Inc.*	5,255,912
136,945	UnitedHealth Group, Inc.	4,150,803
74,946	WellPoint, Inc.*	4,032,095
80,882	Zimmer Holdings, Inc.*	4,926,522
		60,500,506
	Industrials—12.4%
81,278	Caterpillar, Inc.	5,534,219
68,070	Eaton Corp.	5,252,281
63,915	General Dynamics Corp.	4,880,550
673,694	General Electric Co.	12,705,869
115,461	Honeywell International, Inc.	5,480,934

Number of Shares		Value
	Common Stocks (Continued)
50,723	L-3 Communications Holdings, Inc.	$4,746,151
82,448	Raytheon Co.	4,806,718
		43,406,722
	Information Technology—4.8%
350,485	Dell, Inc.*	5,670,847
213,025	Hewlett-Packard Co.	11,070,909
		16,741,756
	Materials—4.6%
137,515	E.I. du Pont de Nemours & Co.	5,478,598
200,128	International Paper Co.	5,351,423
75,347	PPG Industries, Inc.	5,302,168
		16,132,189
	Telecommunication Services—6.4%
436,094	AT&T, Inc.	11,364,610
373,991	Verizon Communications, Inc.	10,804,600
		22,169,210
	Utilities—5.5%
142,107	Edison International	4,884,217
61,037	Entergy Corp.	4,961,698
110,616	PG&E Corp.	4,844,981
94,304	Sempra Energy	4,637,871
		19,328,767
	Total Investments (Cost $315,703,407)—100.0%	349,338,681
	Liabilities in excess of other assets—(0.0%)	(73,283)
	Net Assets—100.0%	$349,265,398

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

35

Schedule of Investments

PowerShares Dynamic Mid Cap Growth Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—24.8%
15,586	Bally Technologies, Inc.*	$718,826
163,113	Expedia, Inc.	3,851,098
17,801	Fossil, Inc.*	692,459
33,249	Gentex Corp.	714,521
49,679	Goodyear Tire & Rubber Co. (The)*	667,189
15,822	Guess?, Inc.	725,755
206,701	International Game Technology	4,357,257
15,339	J.Crew Group, Inc.*	712,803
15,370	John Wiley & Sons, Inc., Class A	649,690
34,056	Leggett & Platt, Inc.	835,394
9,770	Netflix, Inc.*	964,983
910	NVR, Inc.*	653,426
45,383	Polo Ralph Lauren Corp.	4,079,932
91,653	Scripps Networks Interactive, Inc., Class A	4,155,547
632,689	Sirius XM Radio, Inc.*	746,573
22,720	Tempur-Pedic International, Inc.*	765,664
19,019	Thor Industries, Inc.	679,168
11,794	Tractor Supply Co.	792,203
24,019	TRW Automotive Holdings Corp.*	773,652
112,622	Urban Outfitters, Inc.*	4,224,451
		31,760,591
	Consumer Staples—3.6%
69,282	Brown-Forman Corp., Class B	4,030,826
14,216	NBTY, Inc.*	578,307
		4,609,133
	Energy—3.9%
11,794	Dril-Quip, Inc.*	683,227
64,583	FMC Technologies, Inc.*	4,371,623
		5,054,850
	Financials—5.4%
46,160	Blackstone Group LP (The)	645,317
16,064	Credit Acceptance Corp.*	724,486
33,814	IntercontinentalExchange, Inc.*	3,943,727
36,628	SEI Investments Co.	822,665
19,629	Waddell & Reed Financial, Inc., Class A	728,628
		6,864,823
	Health Care—14.3%
6,907	Bio-Rad Laboratories, Inc., Class A*	771,443
51,630	Bruker Corp.*	789,423
12,393	Emergency Medical Services Corp., Class A*	655,342
69,325	Hospira, Inc.*	3,728,992
12,221	IDEXX Laboratories, Inc.*	808,297
12,062	MEDNAX, Inc.*	662,686
6,495	Mettler-Toledo International, Inc.*	814,993
13,020	Perrigo Co.	794,610
17,983	Sirona Dental Systems, Inc.*	749,711

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
74,077	Varian Medical Systems, Inc.*	$4,176,461
60,803	Waters Corp.*	4,377,208
		18,329,166
	Industrials—11.4%
17,526	Armstrong World Industries, Inc.*	763,257
10,316	Bucyrus International, Inc.	650,011
63,888	Cummins, Inc.	4,614,630
23,542	Graco, Inc.	816,437
16,176	Landstar System, Inc.	715,303
13,529	Lincoln Electric Holdings, Inc.	810,928
14,160	MSC Industrial Direct Co., Class A	771,579
27,424	Owens Corning*	953,807
30,367	Rollins, Inc.	660,482
288,362	Southwest Airlines Co.	3,800,611
		14,557,045
	Information Technology—34.8%
458,610	Advanced Micro Devices, Inc.*	4,155,007
148,492	Altera Corp.	3,765,757
87,098	Amphenol Corp., Class A	4,024,799
14,712	ANSYS, Inc.*	662,040
98,469	BMC Software, Inc.*	3,875,740
84,345	Citrix Systems, Inc.*	3,964,215
68,100	Dolby Laboratories, Inc., Class A*	4,679,832
11,567	F5 Networks, Inc.*	791,530
28,582	Jack Henry & Associates, Inc.	729,413
60,143	JDS Uniphase Corp.*	781,257
13,066	ManTech International Corp., Class A*	588,362
21,485	MICROS Systems, Inc.*	798,383
31,555	Molex, Inc.	707,147
20,412	National Instruments Corp.	705,847
44,565	National Semiconductor Corp.	658,671
223,926	NVIDIA Corp.*	3,520,117
81,074	ON Semiconductor Corp.*	643,727
129,328	Red Hat, Inc.*	3,863,027
21,456	Varian Semiconductor Equipment Associates, Inc.*	706,761
33,435	VeriFone Holdings, Inc.*	636,268
25,898	VeriSign, Inc.*	706,238
140,443	Xilinx, Inc.	3,620,620
		44,584,758
	Materials—1.8%
27,745	Nalco Holding Co.	686,134
26,899	Rockwood Holdings, Inc.*	805,356
34,656	Temple-Inland, Inc.	808,179
		2,299,669
	Total Common Stocks and Other Equity Interests (Cost $105,607,176)	128,060,035

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Growth Portfolio

April 30, 2010

Number of Shares		Value
	Money Market Fund—0.1%
114,467	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $114,467)	$114,467
	Total Investments (Cost $105,721,643)—100.1%	128,174,502
	Liabilities in excess of other assets—(0.1%)	(130,188)
	Net Assets—100.0%	$128,044,314

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

37

Schedule of Investments

PowerShares Dynamic Mid Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—23.3%
1,453	Autoliv, Inc.*	$79,552
1,928	Big Lots, Inc.*	73,650
3,575	Brinker International, Inc.	66,209
2,256	Carter's, Inc.*	72,688
15,869	Expedia, Inc.	374,667
1,793	Fossil, Inc.*	69,748
4,278	Gannett Co., Inc.	72,811
3,338	Gentex Corp.	71,734
1,589	Guess?, Inc.	72,887
2,503	Hanesbrands, Inc.*	71,260
1,540	J.Crew Group, Inc.*	71,564
2,025	Jarden Corp.	65,043
1,544	John Wiley & Sons, Inc., Class A	65,265
16,571	Limited Brands, Inc.	444,103
16,049	Mattel, Inc.	369,929
9,554	Nordstrom, Inc.	394,867
91	NVR, Inc.*	65,342
2,377	PetSmart, Inc.	78,607
1,489	Phillips-Van Heusen Corp.	93,822
1,423	Polaris Industries, Inc.	84,199
4,415	Polo Ralph Lauren Corp.	396,908
7,215	Ross Stores, Inc.	404,040
8,041	Service Corp. International	72,208
5,568	Sherwin-Williams Co. (The)	434,694
1,132	Stanley Black & Decker, Inc.	70,354
2,288	Tempur-Pedic International, Inc.*	77,106
1,908	Thor Industries, Inc.	68,135
1,460	Tiffany & Co.	70,781
2,413	TRW Automotive Holdings Corp.*	77,723
1,387	Tupperware Brands Corp.	70,834
10,951	Urban Outfitters, Inc.*	410,772
4,561	VF Corp.	394,162
1,552	Warnaco Group, Inc. (The)*	74,248
4,199	Whirlpool Corp.	457,145
2,824	Wyndham Worldwide Corp.	75,711
		5,912,768
	Consumer Staples—10.2%
6,740	Brown-Forman Corp., Class B	392,133
5,755	Clorox Co. (The)	372,348
1,989	Corn Products International, Inc.	71,604
11,115	Dr Pepper Snapple Group, Inc.	363,794
1,118	Energizer Holdings, Inc.*	68,310
8,877	Hershey Co. (The)	417,308
1,428	NBTY, Inc.*	58,091
2,421	Nu Skin Enterprises, Inc., Class A	72,775
14,161	Safeway, Inc.	334,200
26,026	Sara Lee Corp.	370,090
3,803	Tyson Foods, Inc., Class A	74,501
		2,595,154

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy—0.3%
2,256	Alliance Holdings GP LP	$72,688
	Financials—2.0%
2,505	American Financial Group, Inc.	73,722
1,603	Commerce Bancshares, Inc.	66,396
1,641	Erie Indemnity Co., Class A	75,995
2,316	HCC Insurance Holdings, Inc.	62,972
1,364	Reinsurance Group of America, Inc.	70,424
1,398	Torchmark Corp.	74,849
1,975	Waddell & Reed Financial, Inc., Class A	73,312
		497,670
	Health Care—10.2%
12,589	AmerisourceBergen Corp.	388,371
693	Bio-Rad Laboratories, Inc., Class A*	77,401
5,190	Bruker Corp.*	79,355
5,728	DaVita, Inc.*	357,599
1,247	Emergency Medical Services Corp., Class A*	65,941
8,894	Health Management Associates, Inc., Class A*	82,892
6,749	Hospira, Inc.*	363,029
4,814	Laboratory Corp. of America Holdings*	378,236
1,619	Lincare Holdings, Inc.*	75,591
1,211	MEDNAX, Inc.*	66,532
651	Mettler-Toledo International, Inc.*	81,688
1,314	Perrigo Co.	80,193
1,807	Sirona Dental Systems, Inc.*	75,334
5,915	Waters Corp.*	425,821
		2,597,983
	Industrials—18.6%
1,661	Acuity Brands, Inc.	75,094
1,754	Armstrong World Industries, Inc.*	76,387
1,893	Carlisle Cos., Inc.	71,423
2,051	Crane Co.	73,713
6,215	Cummins, Inc.	448,909
1,571	Donaldson Co., Inc.	72,737
7,803	Dover Corp.	407,473
2,816	EMCOR Group, Inc.*	80,425
2,158	Harsco Corp.	66,812
1,383	Hubbell, Inc., Class B	64,268
2,089	IDEX Corp.	70,190
6,888	ITT Corp.	382,766
1,338	Joy Global, Inc.	76,012
15,446	McDermott International, Inc.*	423,375
1,422	MSC Industrial Direct Co., Class A	77,485
1,700	Oshkosh Corp.*	65,654
1,644	Pall Corp.	64,099
5,851	Parker Hannifin Corp.	404,772
1,153	Regal-Beloit Corp.	72,950
6,523	Rockwell Automation, Inc.	396,077
6,271	Rockwell Collins, Inc.	407,615

See Notes to Financial Statements.

38

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
28,048	Southwest Airlines Co.	$369,673
1,794	Thomas & Betts Corp.*	75,240
3,471	W.W. Grainger, Inc.	383,684
		4,706,833
	Information Technology—23.5%
14,442	Altera Corp.	366,249
8,473	Amphenol Corp., Class A	391,537
2,297	Arrow Electronics, Inc.*	70,059
2,343	Avnet, Inc.*	74,906
5,265	AVX Corp.	81,344
9,579	BMC Software, Inc.*	377,029
6,813	Computer Sciences Corp.*	356,933
6,624	Dolby Laboratories, Inc., Class A*	455,201
3,214	EchoStar Corp., Class A*	61,741
1,161	F5 Networks, Inc.*	79,447
7,317	Fiserv, Inc.*	373,826
7,804	Harris Corp.	401,750
1,705	Hewitt Associates, Inc., Class A*	69,888
3,656	Ingram Micro, Inc., Class A*	66,393
4,275	Jabil Circuit, Inc.	65,493
2,866	Jack Henry & Associates, Inc.	73,140
1,697	Lender Processing Services, Inc.	64,062
1,922	Lexmark International, Inc., Class A*	71,210
12,025	LSI Corp.*	72,391
1,312	ManTech International Corp., Class A*	59,079
38,948	Micron Technology, Inc.*	364,164
2,159	MICROS Systems, Inc.*	80,228
2,049	National Instruments Corp.	70,854
8,142	ON Semiconductor Corp.*	64,647
3,723	Parametric Technology Corp.*	69,211
3,561	QLogic Corp.*	68,977
2,308	Red Hat, Inc.*	68,940
12,112	SanDisk Corp.*	483,148
1,513	Tech Data Corp.*	64,908
2,125	Teradata Corp.*	61,774
7,069	TIBCO Software, Inc.*	80,587
3,354	VeriFone Holdings, Inc.*	63,827
2,598	VeriSign, Inc.*	70,847
9,136	Western Digital Corp.*	375,398
13,669	Xilinx, Inc.	352,387
		5,971,575
	Materials—6.5%
1,734	Albemarle Corp.	79,174
1,376	Ashland, Inc.	81,955
2,230	Cabot Corp.	72,564
2,081	Celanese Corp., Series A	66,571
1,240	Domtar Corp.*	87,842
1,089	Eastman Chemical Co.	72,876
1,539	International Flavors & Fragrances, Inc.	77,089
825	Lubrizol Corp. (The)	74,531

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,698	Rockwood Holdings, Inc.*	$80,778
3,361	RPM International, Inc.	74,211
3,167	Sealed Air Corp.	68,090
7,400	Sigma-Aldrich Corp.	438,820
4,607	Solutia, Inc.*	81,083
2,195	Sonoco Products Co.	72,720
3,476	Temple-Inland, Inc.	81,060
2,238	W.R. Grace & Co.*	64,656
828	Walter Energy, Inc.	66,911
		1,640,931
	Telecommunication Services—1.6%
9,431	NII Holdings, Inc.*	400,063
	Utilities—3.8%
10,062	Constellation Energy Group, Inc.	355,692
2,437	DPL, Inc.	68,675
8,126	DTE Energy Co.	391,429
2,584	UGI Corp.	71,034
1,968	WGL Holdings, Inc.	70,335
		957,165
	Total Common Stocks and Other Equity Interests (Cost $20,895,570)	25,352,830
	Money Market Fund—0.2%
40,980	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $40,980)	40,980
	Total Investments (Cost $20,936,550)—100.2%	25,393,810
	Liabilities in excess of other assets—(0.2%)	(40,985)
	Net Assets—100.0%	$25,352,825

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

39

Schedule of Investments

PowerShares Dynamic Mid Cap Value Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—22.9%
5,061	Autoliv, Inc.*	$277,090
12,468	Brinker International, Inc.	230,907
7,880	Carter's, Inc.*	253,894
14,907	Gannett Co., Inc.	253,717
31,453	Genuine Parts Co.	1,346,188
8,708	Hanesbrands, Inc.*	247,917
7,046	Jarden Corp.	226,317
66,287	Macy's, Inc.	1,537,858
57,726	Mattel, Inc.	1,330,584
4,935	Polaris Industries, Inc.	292,004
28,018	Service Corp. International	251,602
20,029	Sherwin-Williams Co. (The)	1,563,664
3,945	Stanley Black & Decker, Inc.	245,182
16,403	VF Corp.	1,417,547
5,409	Warnaco Group, Inc. (The)*	258,767
2,683	Whirlpool Corp.	292,098
		10,025,336
	Consumer Staples—16.9%
20,704	Clorox Co. (The)	1,339,549
6,933	Corn Products International, Inc.	249,588
39,980	Dr Pepper Snapple Group, Inc.	1,308,545
3,898	Energizer Holdings, Inc.*	238,168
31,925	Hershey Co. (The)	1,500,794
50,938	Safeway, Inc.	1,202,137
93,613	Sara Lee Corp.	1,331,177
13,254	Tyson Foods, Inc., Class A	259,646
		7,429,604
	Energy—0.6%
7,862	Alliance Holdings GP LP	253,314
	Financials—6.4%
8,729	American Financial Group, Inc.	256,894
5,573	Commerce Bancshares, Inc.	230,833
8,094	HCC Insurance Holdings, Inc.	220,076
54,691	Principal Financial Group, Inc.	1,598,071
4,752	Reinsurance Group of America, Inc.	245,346
4,857	Torchmark Corp.	260,044
		2,811,264
	Health Care—4.0%
30,977	Health Management Associates, Inc., Class A*	288,705
26,821	Humana, Inc.*	1,226,256
5,389	Kinetic Concepts, Inc.*	233,344
		1,748,305
	Industrials—20.4%
28,045	Dover Corp.	1,464,510
9,810	EMCOR Group, Inc.*	280,173
2,254	Flowserve Corp.	258,263
7,522	Harsco Corp.	232,881

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,822	Hubbell, Inc., Class B	$224,078
24,780	ITT Corp.	1,377,025
5,923	Oshkosh Corp.*	228,746
21,048	Parker Hannifin Corp.	1,456,101
4,003	Regal-Beloit Corp.	253,270
23,469	Rockwell Automation, Inc.	1,425,038
22,556	Rockwell Collins, Inc.	1,466,140
6,254	Thomas & Betts Corp.*	262,293
		8,928,518
	Information Technology—12.3%
24,509	Computer Sciences Corp.*	1,284,027
5,876	DST Systems, Inc.	249,436
11,211	EchoStar Corp., Class A*	215,363
26,321	Fiserv, Inc.*	1,344,740
4,992	Harris Corp.	256,988
14,886	Jabil Circuit, Inc.	228,054
6,701	Lexmark International, Inc., Class A*	248,272
5,273	Tech Data Corp.*	226,212
32,860	Western Digital Corp.*	1,350,217
		5,403,309
	Materials—8.7%
6,022	Albemarle Corp.	274,965
4,797	Ashland, Inc.	285,709
4,180	Ball Corp.	222,418
7,772	Cabot Corp.	252,901
7,240	Celanese Corp., Series A	231,608
4,319	Domtar Corp.*	305,958
3,794	Eastman Chemical Co.	253,894
5,363	International Flavors & Fragrances, Inc.	268,633
2,858	Lubrizol Corp. (The)	258,192
11,729	RPM International, Inc.	258,976
11,053	Sealed Air Corp.	237,639
3,955	Silgan Holdings, Inc.	238,605
7,633	Sonoco Products Co.	252,881
7,796	W.R. Grace & Co.*	225,226
2,876	Walter Energy, Inc.	232,410
		3,800,015
	Utilities—7.8%
36,198	Constellation Energy Group, Inc.	1,279,599
8,509	DPL, Inc.	239,784
29,237	DTE Energy Co.	1,408,346
9,015	UGI Corp.	247,823
6,876	WGL Holdings, Inc.	245,748
		3,421,300
	Total Common Stocks and Other Equity Interests (Cost $38,629,947)	43,820,965

See Notes to Financial Statements.

40

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Value Portfolio

April 30, 2010

Number of Shares		Value
	Money Market Fund—0.1%
43,158	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $43,158)	$43,158
	Total Investments (Cost $38,673,105)—100.1%	43,864,123
	Liabilities in excess of other assets—(0.1%)	(45,633)
	Net Assets—100.0%	$43,818,490

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

41

Schedule of Investments

PowerShares Dynamic Small Cap Growth Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Consumer Discretionary—17.6%
7,496	99 Cents Only Stores*	$116,338
7,187	AnnTaylor Stores Corp.*	155,958
10,607	ArvinMeritor, Inc.*	162,499
361	Biglari Holdings, Inc.*	141,241
17,544	Crocs, Inc.*	169,475
5,602	Deckers Outdoor Corp.*	787,529
5,338	Drew Industries, Inc.*	136,920
25,005	DSW, Inc., Class A*	755,151
3,268	Jo-Ann Stores, Inc.*	144,184
9,809	La-Z-Boy, Inc.*	127,909
3,548	Monro Muffler Brake, Inc.	127,231
20,243	Pier 1 Imports, Inc.*	167,612
11,264	RCN Corp.*	165,356
29,309	Standard Pacific Corp.*	187,871
2,944	Steven Madden Ltd.*	170,634
36,737	Ulta Salon Cosmetics & Fragrance, Inc.*	849,360
25,840	Under Armour, Inc., Class A*	872,100
4,897	Universal Technical Institute, Inc.*	117,332
7,663	Volcom, Inc.*	182,686
8,625	Zumiez, Inc.*	160,080
		5,697,466
	Consumer Staples—3.1%
2,614	Boston Beer Co., Inc., Class A*	149,024
3,549	Diamond Foods, Inc.	151,578
22,928	United Natural Foods, Inc.*	703,660
		1,004,262
	Energy—0.4%
5,845	Legacy Reserves LP	139,637
	Financials—8.9%
22,863	FBR Capital Markets Corp.*	108,142
5,828	First Cash Financial Services, Inc.*	128,565
6,972	Forestar Group, Inc.*	157,149
15,476	GAMCO Investors, Inc., Class A	712,051
52,323	Investors Bancorp, Inc.*	727,813
34,694	LaSalle Hotel Properties REIT	914,187
8,267	MarketAxess Holdings, Inc.	129,957
		2,877,864
	Health Care—17.6%
37,204	Align Technology, Inc.*	631,724
37,163	American Medical Systems Holdings, Inc.*	665,961
7,607	Angiodynamics, Inc.*	121,712
6,246	Bio-Reference Labs, Inc.*	146,156
6,326	Cantel Medical Corp.	126,267
13,681	Dexcom, Inc.*	149,807
9,860	Dionex Corp.*	804,280
19,116	Exelixis, Inc.*	110,490
34,836	Immucor, Inc.*	745,839

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
16,920	Integra LifeSciences Holdings Corp.*	$768,676
4,109	LHC Group, Inc.*	140,117
3,002	MWI Veterinary Supply, Inc.*	125,934
5,104	Neogen Corp.*	134,184
4,942	Par Pharmaceutical Cos., Inc.*	134,126
33,419	PAREXEL International Corp.*	788,020
4,442	RehabCare Group, Inc.*	126,686
		5,719,979
	Industrials—12.4%
3,894	Advisory Board Co. (The)*	128,229
28,223	DigitalGlobe, Inc.*	749,603
6,534	Harbin Electric, Inc.*	143,160
17,665	HEICO Corp.	760,831
4,411	II-VI, Inc.*	158,178
5,036	Insituform Technologies, Inc., Class A*	120,713
14,382	Interface, Inc., Class A	188,117
20,720	Kaydon Corp.	862,574
4,221	Raven Industries, Inc.	128,150
4,906	Stanley, Inc.*	155,177
28,282	Sykes Enterprises, Inc.*	642,850
		4,037,582
	Information Technology—36.1%
7,420	Acme Packet, Inc.*	193,959
39,940	Acxiom Corp.*	762,055
28,926	Blackbaud, Inc.	666,744
7,784	Bottomline Technologies, Inc.*	135,442
14,316	Brooks Automation, Inc.*	139,151
3,494	Cabot Microelectronics Corp.*	134,030
17,323	Cirrus Logic, Inc.*	220,175
3,890	Coherent, Inc.*	146,147
16,084	Deltek, Inc.*	126,581
6,307	Diodes, Inc.*	135,411
37,163	Euronet Worldwide, Inc.*	592,007
7,191	ExlService Holdings, Inc.*	114,481
16,133	Hittite Microwave Corp.*	827,300
26,253	InterDigital, Inc.*	726,420
16,737	Isilon Systems, Inc.*	217,246
111,860	Lawson Software, Inc.*	868,034
39,770	LTX-Credence Corp.*	134,820
4,895	Manhattan Associates, Inc.*	140,291
7,593	MicroStrategy, Inc., Class A*	581,624
5,674	Multi-Fineline Electronix, Inc.*	147,070
4,879	NETGEAR, Inc.*	132,026
8,478	Netscout Systems, Inc.*	123,101
8,011	Oplink Communications, Inc.*	121,046
4,551	Park Electrochemical Corp.	137,486
23,686	Plantronics, Inc.	786,375
3,439	Power Integrations, Inc.	132,333
11,073	Radiant Systems, Inc.*	155,797
159,952	RF Micro Devices, Inc.*	898,930

See Notes to Financial Statements.

42

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Growth Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,949	RightNow Technologies, Inc.*	$130,364
35,800	Solarwinds, Inc.*	664,448
15,441	SonicWALL, Inc.*	156,417
58,068	Sonus Networks, Inc.*	150,396
8,240	Super Micro Computer, Inc.*	116,843
7,105	Synchronoss Technologies, Inc.*	145,155
19,864	Syntel, Inc.	717,488
17,203	TriQuint Semiconductor, Inc.*	129,711
		11,706,904
	Materials—2.3%
4,862	AMCOL International Corp.	139,734
5,645	Balchem Corp.	146,431
26,039	Boise, Inc.*	179,409
10,897	Stillwater Mining Co.*	184,159
5,599	Zep, Inc.	103,246
		752,979
	Telecommunication Services—1.7%
11,017	AboveNet, Inc.*	556,799
	Total Common Stocks and Other Equity Interests (Cost $28,430,563)	32,493,472
	Money Market Fund—0.1%
30,060	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $30,060)	30,060
	Total Investments (Cost $28,460,623)—100.2%	32,523,532
	Liabilities in excess of other assets—(0.2%)	(51,030)
	Net Assets—100.0%	$32,472,502

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

43

Schedule of Investments

PowerShares Dynamic Small Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—30.7%
1,876	American Greetings Corp., Class A	$46,075
3,067	ArvinMeritor, Inc.*	46,986
3,075	Asbury Automotive Group, Inc.*	47,816
2,341	Big 5 Sporting Goods Corp.	39,680
104	Biglari Holdings, Inc.*	40,690
1,254	Bob Evans Farms, Inc.	38,786
2,586	Brown Shoe Co., Inc.	48,617
1,020	CEC Entertainment, Inc.*	39,831
8,233	Cheesecake Factory, Inc. (The)*	223,691
936	Children's Place Retail Stores, Inc. (The)*	42,887
8,616	Collective Brands, Inc.*	202,045
4,248	Columbia Sportswear Co.	235,934
2,040	Cooper Tire & Rubber Co.	43,289
818	Cracker Barrel Old Country Store, Inc.	40,385
4,936	Crocs, Inc.*	47,682
17,127	Dana Holding Corp.*	228,817
1,620	Deckers Outdoor Corp.*	227,740
11,542	Dillard's, Inc., Class A	324,099
7,832	Dress Barn, Inc. (The)*	216,790
1,543	Drew Industries, Inc.*	39,578
7,231	DSW, Inc., Class A*	218,376
4,694	E.W. Scripps Co., Class A*	51,352
3,516	Entercom Communications Corp., Class A*	51,193
1,495	Genesco, Inc.*	49,769
4,476	Gymboree Corp.*	219,906
1,480	Helen of Troy Ltd.*	39,975
9,712	Hillenbrand, Inc.	238,721
8,990	HSN, Inc.*	270,869
944	Jo-Ann Stores, Inc.*	41,649
11,550	Jones Apparel Group, Inc.	251,328
2,160	Kirkland's, Inc.*	48,103
2,836	La-Z-Boy, Inc.*	36,981
2,078	Maidenform Brands, Inc.*	47,420
7,419	McClatchy Co. (The), Class A*	40,434
9,116	Men's Wearhouse, Inc. (The)	215,411
3,804	Modine Manufacturing Co.*	53,294
5,855	Pier 1 Imports, Inc.*	48,479
2,535	RC2 Corp.*	46,568
3,258	RCN Corp.*	47,827
8,755	Rent-A-Center, Inc.*	226,054
4,002	Retail Ventures, Inc.*	43,302
6,624	Scholastic Corp.	178,914
4,645	Select Comfort Corp.*	52,581
6,337	Skechers U.S.A., Inc., Class A*	243,024
3,473	Sonic Automotive, Inc., Class A*	37,092
2,688	Stage Stores, Inc.	40,992
8,476	Standard Pacific Corp.*	54,331
4,378	Stein Mart, Inc.*	41,503
852	Steven Madden Ltd.*	49,382
1,933	Timberland Co. (The), Class A*	41,559
10,623	Ulta Salon Cosmetics & Fragrance, Inc.*	245,604

Number of Shares		Value
	Common Stocks (Continued)
680	UniFirst Corp.	$33,232
1,415	Universal Technical Institute, Inc.*	33,903
1,395	Valassis Communications, Inc.*	45,603
7,062	Wolverine World Wide, Inc.	216,168
		5,822,317
	Consumer Staples—4.5%
756	Boston Beer Co., Inc., Class A*	43,100
2,456	Chiquita Brands International, Inc.*	36,938
4,437	Darling International, Inc.*	42,107
1,026	Diamond Foods, Inc.	43,821
1,986	Elizabeth Arden, Inc.*	36,165
2,635	Inter Parfums, Inc.	45,533
4,453	Prestige Brands Holdings, Inc.*	43,372
2,385	Revlon, Inc., Class A*	41,785
6,645	Ruddick Corp.	234,834
6,629	United Natural Foods, Inc.*	203,444
1,291	USANA Health Sciences, Inc.*	46,799
1,143	WD-40 Co.	40,268
		858,166
	Energy—4.4%
7,266	Berry Petroleum Co., Class A	235,200
5,378	Bristow Group, Inc.*	208,182
3,553	Energy Partners Ltd.*	48,570
3,929	Gulfport Energy Corp.*	49,113
2,097	Stone Energy Corp.*	34,181
3,549	TETRA Technologies, Inc.*	43,617
7,370	World Fuel Services Corp.	209,529
		828,392
	Financials—9.3%
4,064	American Equity Investment Life Holding Co.	42,753
2,077	AMERISAFE, Inc.*	35,517
2,525	AmTrust Financial Services, Inc.	34,416
2,681	Calamos Asset Management, Inc., Class A	33,378
5,081	Cash America International, Inc.	188,302
2,946	Dime Community Bancshares	37,562
1,812	EZCORP, Inc., Class A*	37,527
1,685	First Cash Financial Services, Inc.*	37,171
3,719	First Financial Bankshares, Inc.	198,892
4,475	GAMCO Investors, Inc., Class A	205,895
9,184	International Bancshares Corp.	221,977
15,130	Investors Bancorp, Inc.*	210,458
2,391	MarketAxess Holdings, Inc.	37,587
5,051	Meadowbrook Insurance Group, Inc.	39,903
2,274	Nelnet, Inc., Class A	45,389
12,835	OneBeacon Insurance Group Ltd., Class A	208,184
962	Safety Insurance Group, Inc.	35,873
2,206	Selective Insurance Group, Inc.	36,862
5,911	TrustCo Bank Corp. NY	39,308
855	World Acceptance Corp.*	30,164
		1,757,118

See Notes to Financial Statements.

44

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks (Continued)
	Health Care—7.5%
1,732	AmSurg Corp., Class A*	$35,887
1,806	Bio-Reference Labs, Inc.*	42,260
1,829	Cantel Medical Corp.	36,507
3,636	Chemed Corp.	200,016
5,529	Exelixis, Inc.*	31,958
1,290	Gentiva Health Services, Inc.*	36,997
1,943	Healthspring, Inc.*	34,197
10,074	Immucor, Inc.*	215,684
4,893	Integra LifeSciences Holdings Corp.*	222,289
1,311	Invacare Corp.	34,650
4,646	Magellan Health Services, Inc.*	196,108
8,655	Medicis Pharmaceutical Corp., Class A	219,664
869	MWI Veterinary Supply, Inc.*	36,455
2,041	Odyssey HealthCare, Inc.*	42,514
1,430	Par Pharmaceutical Cos., Inc.*	38,810
		1,423,996
	Industrials—13.4%
4,299	A.O. Smith Corp.	221,957
686	Allegiant Travel Co.*	35,281
682	Amerco, Inc.*	42,591
2,503	Apogee Enterprises, Inc.	34,391
1,595	ATC Technology Corp.*	32,602
3,051	Comfort Systems USA, Inc.	42,958
802	Consolidated Graphics, Inc.*	33,612
1,918	Cornell Cos., Inc.*	52,745
1,992	Deluxe Corp.	41,772
1,191	Dollar Thrifty Automotive Group, Inc.*	52,392
1,570	EnerSys*	40,632
2,328	Ennis, Inc.	43,045
3,063	Gibraltar Industries, Inc.*	46,006
4,596	Hawaiian Holdings, Inc.*	32,632
8,193	HNI Corp.	254,311
1,275	II-VI, Inc.*	45,722
2,187	John Bean Technologies Corp.	40,175
1,493	Kaman Corp.	40,923
5,992	Kaydon Corp.	249,447
1,297	Layne Christensen Co.*	35,512
1,105	M&F Worldwide Corp.*	33,879
1,220	Raven Industries, Inc.	37,039
1,419	Stanley, Inc.*	44,883
1,501	Sykes Enterprises, Inc.*	34,118
1,962	TAL International Group, Inc.	50,992
5,170	Teledyne Technologies, Inc.*	225,412
4,423	Toro Co. (The)	251,846
3,409	United Stationers, Inc.*	208,699
6,678	Watts Water Technologies, Inc., Class A	236,935
		2,542,509
	Information Technology—21.5%
11,550	Acxiom Corp.*	220,374
32,345	Amkor Technology, Inc.*	243,881

Number of Shares		Value
	Common Stocks (Continued)
9,834	Benchmark Electronics, Inc.*	$212,808
1,236	Black Box Corp.	38,551
1,537	Blackbaud, Inc.	35,428
2,251	Bottomline Technologies, Inc.*	39,167
5,016	Brightpoint, Inc.*	40,579
1,011	Cabot Microelectronics Corp.*	38,782
1,777	CSG Systems International, Inc.*	40,373
1,143	Cymer, Inc.*	39,033
4,289	EarthLink, Inc.	38,687
4,173	Epicor Software Corp.*	38,308
1,973	Euronet Worldwide, Inc.*	31,430
18,869	Fairchild Semiconductor International, Inc.*	211,710
4,774	Global Cash Access Holdings, Inc.*	41,438
4,666	Hittite Microwave Corp.*	239,272
3,888	Imation Corp.*	42,146
2,797	Insight Enterprises, Inc.*	42,039
7,592	InterDigital, Inc.*	210,071
4,840	Isilon Systems, Inc.*	62,823
5,436	Kulicke & Soffa Industries, Inc.*	44,575
1,005	Littelfuse, Inc.*	42,441
620	MAXIMUS, Inc.	38,384
3,631	Micrel, Inc.	42,374
2,196	MicroStrategy, Inc., Class A*	168,214
3,612	ModusLink Global Solutions, Inc.*	32,255
1,641	Multi-Fineline Electronix, Inc.*	42,535
2,316	Oplink Communications, Inc.*	34,995
1,316	Park Electrochemical Corp.	39,756
6,849	Plantronics, Inc.	227,387
995	Power Integrations, Inc.	38,288
6,950	Progress Software Corp.*	224,138
3,202	Radiant Systems, Inc.*	45,052
8,496	RF Micro Devices, Inc.*	47,748
11,772	Sanmina-SCI Corp.*	209,895
5,588	SMART Modular Technologies (WWH), Inc.*	39,228
16,791	Sonus Networks, Inc.*	43,489
2,384	Super Micro Computer, Inc.*	33,805
1,250	SYNNEX Corp.*	34,275
5,745	Syntel, Inc.	207,509
11,134	TeleTech Holdings, Inc.*	184,268
5,578	Unisys Corp.*	156,296
18,998	Vishay Intertechnology, Inc.*	197,769
		4,081,576
	Materials—5.1%
1,406	AMCOL International Corp.	40,408
1,632	Balchem Corp.	42,334
7,529	Boise, Inc.*	51,875
3,237	Buckeye Technologies, Inc.*	45,706
742	Clearwater Paper Corp.*	47,251
55,955	Graphic Packaging Holding Co.*	206,474
1,703	H.B. Fuller Co.	39,935
1,540	Innophos Holdings, Inc.	43,875

See Notes to Financial Statements.

45

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks (Continued)
3,905	KapStone Paper and Packaging Corp.*	$50,374
1,286	Koppers Holdings, Inc.	36,227
2,186	NewMarket Corp.	240,460
4,499	PolyOne Corp.*	50,884
4,228	Wausau Paper Corp.*	37,418
1,619	Zep, Inc.	29,854
		963,075
	Telecommunication Services—1.1%
3,186	AboveNet, Inc.*	161,020
816	Atlantic Tele-Network, Inc.	45,027
		206,047
	Utilities—2.5%
1,090	Laclede Group, Inc. (The)	37,147
6,813	Southwest Gas Corp.	211,884
6,681	Unisource Energy Corp.	222,611
		471,642
	Total Common Stocks (Cost $16,183,409)	18,954,838
	Money Market Fund—0.2%
44,172	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $44,172)	44,172
	Total Investments (Cost $16,227,581)—100.2%	18,999,010
	Liabilities in excess of other assets—(0.2%)	(38,935)
	Net Assets—100.0%	$18,960,075

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

46

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—34.3%
14,337	American Greetings Corp., Class A	$352,117
23,512	Asbury Automotive Group, Inc.*	365,612
9,589	Bob Evans Farms, Inc.	296,588
7,800	CEC Entertainment, Inc.*	304,590
7,157	Children's Place Retail Stores, Inc. (The)*	327,934
65,868	Collective Brands, Inc.*	1,544,605
32,474	Columbia Sportswear Co.	1,803,606
15,590	Cooper Tire & Rubber Co.	330,820
6,261	Cracker Barrel Old Country Store, Inc.	309,105
88,244	Dillard's, Inc., Class A	2,477,891
35,883	E.W. Scripps Co., Class A*	392,560
26,887	Entercom Communications Corp., Class A*	391,475
11,428	Genesco, Inc.*	380,438
34,224	Gymboree Corp.*	1,681,425
11,313	Helen of Troy Ltd.*	305,564
74,248	Hillenbrand, Inc.	1,825,016
55,735	International Speedway Corp., Class A	1,703,261
88,295	Jones Apparel Group, Inc.	1,921,299
16,509	Kirkland's, Inc.*	367,655
56,729	McClatchy Co. (The), Class A*	309,173
12,802	Men's Wearhouse, Inc. (The)	302,511
19,376	RC2 Corp.*	355,937
66,937	Rent-A-Center, Inc.*	1,728,313
30,583	Retail Ventures, Inc.*	330,908
48,442	Skechers U.S.A., Inc., Class A*	1,857,751
26,545	Sonic Automotive, Inc., Class A*	283,501
33,466	Stein Mart, Inc.*	317,258
5,203	UniFirst Corp.	254,271
10,671	Valassis Communications, Inc.*	348,835
53,995	Wolverine World Wide, Inc.	1,652,787
		24,822,806
	Consumer Staples—4.2%
18,781	Chiquita Brands International, Inc.*	282,466
33,926	Darling International, Inc.*	321,958
34,049	Prestige Brands Holdings, Inc.*	331,638
50,806	Ruddick Corp.	1,795,484
8,731	WD-40 Co.	307,593
		3,039,139
	Energy—8.2%
55,548	Berry Petroleum Co., Class A	1,798,089
41,111	Bristow Group, Inc.*	1,591,407
27,153	Energy Partners Ltd.*	371,181
16,036	Stone Energy Corp.*	261,387
27,124	TETRA Technologies, Inc.*	333,354
56,347	World Fuel Services Corp.	1,601,945
		5,957,363
	Financials—12.4%
38,837	Cash America International, Inc.	1,439,299
54,905	Conseco, Inc.*	323,939
22,524	Dime Community Bancshares	287,181

Number of Shares		Value
	Common Stocks (Continued)
28,436	First Financial Bankshares, Inc.	$1,520,757
70,221	International Bancshares Corp.	1,697,242
38,618	Meadowbrook Insurance Group, Inc.	305,082
23,797	National Financial Partners Corp.*	366,236
17,395	Nelnet, Inc., Class A	347,204
98,132	OneBeacon Insurance Group Ltd., Class A	1,591,701
7,364	Safety Insurance Group, Inc.	274,604
16,869	Selective Insurance Group, Inc.	281,881
45,195	TrustCo Bank Corp. NY	300,547
6,543	World Acceptance Corp.*	230,837
		8,966,510
	Health Care—3.2%
13,232	AmSurg Corp., Class A*	274,167
5,103	Chemed Corp.	280,716
14,851	Healthspring, Inc.*	261,377
35,513	Magellan Health Services, Inc.*	1,499,004
		2,315,264
	Industrials—12.1%
32,860	A.O. Smith Corp.	1,696,562
19,135	Apogee Enterprises, Inc.	262,915
12,202	ATC Technology Corp.*	249,409
23,332	Comfort Systems USA, Inc.	328,515
14,669	Cornell Cos., Inc.*	403,397
15,231	Deluxe Corp.	319,394
11,998	EnerSys*	310,508
17,791	Ennis, Inc.	328,956
35,143	Hawaiian Holdings, Inc.*	249,515
11,418	Kaman Corp.	312,967
8,442	M&F Worldwide Corp.*	258,832
15,000	TAL International Group, Inc.	389,850
39,517	Teledyne Technologies, Inc.*	1,722,941
26,067	United Stationers, Inc.*	1,595,822
9,375	Watts Water Technologies, Inc., Class A	332,625
		8,762,208
	Information Technology—12.3%
45,421	Amkor Technology, Inc.*	342,474
38,349	Brightpoint, Inc.*	310,243
13,591	CSG Systems International, Inc.*	308,787
8,731	Cymer, Inc.*	298,164
32,784	EarthLink, Inc.	295,712
31,905	Epicor Software Corp.*	292,888
144,251	Fairchild Semiconductor International, Inc.*	1,618,496
36,507	Global Cash Access Holdings, Inc.*	316,881
27,617	ModusLink Global Solutions, Inc.*	246,620
43,164	Plexus Corp.*	1,599,226
42,723	SMART Modular Technologies (WWH), Inc.*	299,915
9,549	SYNNEX Corp.*	261,834
42,644	Unisys Corp.*	1,194,885
145,236	Vishay Intertechnology, Inc.*	1,511,907
		8,898,032

See Notes to Financial Statements.

47

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Value Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks (Continued)
	Materials—8.3%
24,743	Buckeye Technologies, Inc.*	$349,371
5,667	Clearwater Paper Corp.*	360,875
427,776	Graphic Packaging Holding Co.*	1,578,493
13,029	H.B. Fuller Co.	305,530
11,774	Innophos Holdings, Inc.	335,441
29,851	KapStone Paper and Packaging Corp.*	385,078
9,837	Koppers Holdings, Inc.	277,108
34,393	PolyOne Corp.*	388,985
56,347	Sensient Technologies Corp.	1,776,621
32,321	Wausau Paper Corp.*	286,041
		6,043,543
	Utilities—5.0%
8,339	Laclede Group, Inc. (The)	284,193
52,087	Southwest Gas Corp.	1,619,906
51,088	Unisource Energy Corp.	1,702,252
		3,606,351
	Total Common Stocks (Cost $62,737,441)	72,411,216
	Money Market Fund—0.1%
100,171	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $100,171)	100,171
	Total Investments (Cost $62,837,612)—100.1%	72,511,387
	Liabilities in excess of other assets—(0.1%)	(58,283)
	Net Assets—100.0%	$72,453,104

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

48

Schedule of Investments

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Consumer Discretionary—12.7%
72	AFC Enterprises, Inc.*	$786
65	Airmedia Group, Inc. ADR (China)*	417
71	Ambassadors Group, Inc.	862
68	American Public Education, Inc.*	2,880
45	America's Car-Mart, Inc.*	1,140
50	Ascent Media Corp., Class A*	1,476
78	Audiovox Corp., Class A*	726
320	Ballard Power Systems, Inc. (Canada)*	752
132	Bebe Stores, Inc.	1,088
82	Big 5 Sporting Goods Corp.	1,390
100	BJ's Restaurants, Inc.*	2,413
41	Blue Nile, Inc.*	2,214
50	Buffalo Wild Wings, Inc.*	2,067
92	California Pizza Kitchen, Inc.*	1,886
25	Cavco Industries, Inc.*	979
439	Charming Shoppes, Inc.*	2,480
33	Cherokee, Inc.	675
20	China Auto Logistics, Inc.*	81
31	China Automotive Systems, Inc.*	689
46	China XD Plastics Co. Ltd.*	314
169	ChinaCast Education Corp.*	1,137
15	Churchill Downs, Inc.	575
42	Citi Trends, Inc.*	1,409
266	CKX, Inc.*	1,564
263	Coldwater Creek, Inc.*	1,862
64	Conn's, Inc.*	610
29	Core-Mark Holding Co., Inc.*	885
327	Crocs, Inc.*	3,159
56	Crown Media Holdings, Inc., Class A*	101
47	Deer Consumer Products, Inc.*	485
366	Denny's Corp.*	1,219
51	Dorman Products, Inc.*	1,293
302	drugstore.com, Inc.*	1,105
70	Exceed Co. Ltd. (British Virgin Islands)*	622
286	Exide Technologies*	1,699
200	Finish Line, Inc. (The), Class A	3,222
25	Fisher Communications, Inc.*	376
151	Fred's, Inc., Class A	2,097
50	Fuel Systems Solutions, Inc.*	1,574
79	Fuqi International, Inc.*	830
50	Gaiam, Inc., Class A	453
71	G-III Apparel Group Ltd.*	2,031
68	Global Sources Ltd. (Bermuda)*	498
52	Global Traffic Network, Inc.*	316
85	Helen of Troy Ltd.*	2,296
108	Hibbett Sports, Inc.*	2,970
91	Home Inns & Hotels Management, Inc. ADR (China)*	3,171
168	Hot Topic, Inc.	1,284
213	HSN, Inc.*	6,418

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
240	Imax Corp. (Canada)*	$4,536
214	Interval Leisure Group, Inc.*	3,165
19	iRobot Corp.*	383
61	Isle of Capri Casinos, Inc.*	664
106	JAKKS Pacific, Inc.*	1,621
67	Jos. A. Bank Clothiers, Inc.*	4,078
56	Kirkland's, Inc.*	1,247
136	Knology, Inc.*	1,786
103	K-Swiss, Inc., Class A*	1,281
39	Learning Tree International, Inc.*	617
77	Lincoln Educational Services Corp.*	1,922
154	Mediacom Communications Corp., Class A*	1,019
503	Melco Crown Entertainment Ltd. ADR (Macau)*	2,394
46	Monarch Casino & Resort, Inc.*	535
75	Monro Muffler Brake, Inc.	2,689
112	Morgans Hotel Group Co.*	949
160	National CineMedia, Inc.	3,046
199	NET Servicos de Comunicacao SA ADR (Brazil)*	2,338
49	Outdoor Channel Holdings, Inc.*	339
65	Overstock.com, Inc.*	1,203
250	Pacific Sunwear of California, Inc.*	1,265
49	Peet's Coffee & Tea, Inc.*	1,941
65	PetMed Express, Inc.	1,439
96	Princeton Review, Inc.*	300
81	RC2 Corp.*	1,488
136	RCN Corp.*	1,996
44	Red Robin Gourmet Burgers, Inc.*	1,074
19	RRsat Global Communications Network Ltd. (Israel)	209
69	Rue21, Inc.*	2,180
205	Select Comfort Corp.*	2,321
37	Shoe Carnival, Inc.*	1,023
204	Shuffle Master, Inc.*	1,958
49	Shutterfly, Inc.*	1,153
226	Smith & Wesson Holding Corp.*	1,006
248	Sonic Corp.*	2,904
124	Spartan Motors, Inc.	765
122	Stein Mart, Inc.*	1,157
55	Steiner Leisure Ltd.*	2,578
68	Steven Madden Ltd.*	3,941
340	Stewart Enterprises, Inc., Class A	2,305
57	SuperMedia, Inc.*	2,559
28	Syms Corp.*	255
201	Texas Roadhouse, Inc.*	2,971
72	True Religion Apparel, Inc.*	2,250
52	Universal Electronics, Inc.*	1,103
97	VisionChina Media, Inc. ADR (China)*	416
69	Volcom, Inc.*	1,645
12	Wacoal Holdings Corp. ADR (Japan)*	753

See Notes to Financial Statements.

49

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
63	West Marine, Inc.*	$754
146	Westport Innovations, Inc. (Canada)*	2,774
369	Wet Seal, Inc. (The), Class A*	1,745
43	Weyco Group, Inc.	1,051
94	Wonder Auto Technology, Inc.*	1,088
85	Zumiez, Inc.*	1,578
		160,333
	Consumer Staples—3.5%
20	Alico, Inc.	534
69	Andersons, Inc. (The)	2,494
9	Arden Group, Inc., Class A	913
55	Calavo Growers, Inc.	954
60	Cal-Maine Foods, Inc.	2,003
65	Central Garden & Pet Co.*	730
174	Central Garden & Pet Co., Class A*	1,797
47	China Sky One Medical, Inc.*	666
42	China-Biotics, Inc.*	748
20	Coca-Cola Bottling Co. Consolidated	1,102
187	Cresud S.A.C.I.F.y A. ADR (Argentina)	2,624
83	Diamond Foods, Inc.	3,545
110	Elizabeth Arden, Inc.*	2,003
30	Farmer Bros. Co.	561
78	Female Health Co. (The)	498
7	Griffin Land & Nurseries, Inc.	205
46	Imperial Sugar Co.	737
46	Inter Parfums, Inc.	795
52	J & J Snack Foods Corp.	2,423
19	Lifeway Foods, Inc.*	209
48	Nash Finch Co.	1,681
52	National Beverage Corp.	603
35	Origin Agritech Ltd. (British Virgin Islands)*	307
65	Pantry, Inc. (The)*	1,028
112	PriceSmart, Inc.	2,786
238	Smart Balance, Inc.*	1,583
85	Spartan Stores, Inc.	1,283
246	SunOpta, Inc. (Canada)*	1,114
32	Susser Holdings Corp.*	345
44	USANA Health Sciences, Inc.*	1,595
20	Village Super Market, Inc., Class A	538
62	WD-40 Co.	2,184
207	Winn-Dixie Stores, Inc.*	2,610
98	Zhongpin, Inc.*	1,243
		44,441
	Energy—4.8%
128	Acergy SA ADR (Luxembourg)	2,446
59	Approach Resources, Inc.*	528
144	ATP Oil & Gas Corp.*	2,629
441	Brigham Exploration Co.*	8,604
52	Bronco Drilling Co., Inc.*	249
49	China Integrated Energy, Inc.*	577

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
23	Clayton Williams Energy, Inc.*	$1,069
113	Clean Energy Fuels Corp.*	1,991
132	Crosstex Energy, Inc.*	1,192
29	Dawson Geophysical Co.*	849
791	Delta Petroleum Corp.*	1,218
193	Energy XXI Bermuda Ltd. (Bermuda)*	3,379
162	Fx Energy, Inc.*	698
55	Georesources, Inc.*	944
325	Global Industries Ltd.*	2,177
38	Green Plains Renewable Energy, Inc.*	522
54	Gulf Island Fabrication, Inc.	1,294
121	Gulfport Energy Corp.*	1,513
437	Hercules Offshore, Inc.*	1,731
798	Ivanhoe Energy, Inc. (Canada)*	2,522
104	James River Coal Co.*	1,957
65	Knightsbridge Tankers Ltd. (Bermuda)	1,231
99	Matrix Service Co.*	1,052
17	OYO Geospace Corp.*	845
73	Petroleum Development Corp.*	1,709
47	PHI, Inc.*	977
146	Ram Energy Resources, Inc.*	273
121	Rex Energy Corp.*	1,609
199	Rosetta Resources, Inc.*	4,955
45	Seahawk Drilling, Inc.*	750
63	StealthGas, Inc. (Greece)*	341
88	Superior Well Services, Inc.*	1,276
49	T-3 Energy Services, Inc.*	1,458
142	Tesco Corp. (Canada)*	1,776
70	Toreador Resources Corp.*	635
249	Transglobe Energy Corp. (Canada)*	1,863
44	Union Drilling, Inc.*	292
269	Warren Resources, Inc.*	963
		60,094
	Financials—15.6%
69	1st Source Corp.	1,320
83	Abington Bancorp, Inc.	789
90	Altisource Portfolio Solutions SA (Luxembourg)*	2,174
92	American Capital Agency Corp. REIT	2,531
39	American Physicians Capital, Inc.	1,304
26	American Physicians Service Group, Inc.	608
52	Ameris Bancorp	579
71	AMERISAFE, Inc.*	1,214
42	Arrow Financial Corp.	1,168
59	Asset Acceptance Capital Corp.*	434
32	Avatar Holdings, Inc.*	763
34	Baldwin & Lyons, Inc., Class B	853
23	BancFirst Corp.	1,015
17	Bancorp Rhode Island, Inc.	487
89	Bank Mutual Corp.	634

See Notes to Financial Statements.

50

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
48	Bank of The Ozarks, Inc.	$1,847
82	BankFinancial Corp.	792
53	Berkshire Hills Bancorp, Inc.	1,113
146	BGC Partners, Inc., Class A	952
261	Boston Private Financial Holdings, Inc.	2,070
225	Brookline Bancorp, Inc.	2,473
29	Camden National Corp.	1,036
48	Capital City Bank Group, Inc.	844
109	Cardinal Financial Corp.	1,194
114	Cardtronics, Inc.*	1,589
299	Cathay General Bancorp	3,699
91	Chemical Financial Corp.	2,157
1,502	Citizens Republic Bancorp, Inc.*	1,877
60	City Holding Co.	2,102
51	Clifton Savings Bancorp, Inc.	501
51	CNinsure, Inc. ADR (Cayman Islands)	1,415
140	CoBiz Financial, Inc.	1,000
107	Columbia Banking System, Inc.	2,405
57	Community Trust Bancorp, Inc.	1,711
91	CompuCredit Holdings Corp.	545
34	Credit Acceptance Corp.*	1,533
83	Danvers Bancorp, Inc.	1,357
10	Diamond Hill Investment Group, Inc.	780
131	Dime Community Bancshares	1,670
92	Dollar Financial Corp.*	2,154
57	Donegal Group, Inc., Class A	822
89	eHealth, Inc.*	1,220
10	EMC Insurance Group, Inc.	243
89	Encore Capital Group, Inc.*	2,048
55	Enterprise Financial Services Corp.	578
42	Epoch Holding Corp.	543
170	EZCORP, Inc., Class A*	3,521
122	FBR Capital Markets Corp.*	577
63	First Bancorp	1,028
253	First Busey Corp.	1,278
113	First Cash Financial Services, Inc.*	2,493
67	First Community Bancshares, Inc.	1,116
215	First Financial Bancorp	4,109
38	First Financial Corp.	1,108
63	First Financial Holdings, Inc.	890
74	First Financial Northwest, Inc.	477
81	First Merchants Corp.	708
275	First Midwest Bancorp, Inc.	4,180
37	First South Bancorp, Inc.	516
108	FirstService Corp. (Canada)*	2,578
118	Flushing Financial Corp.	1,606
26	Fox Chase Bancorp, Inc.*	292
39	FPIC Insurance Group, Inc.*	1,062
225	GFI Group, Inc.	1,552
38	Great Southern Bancorp, Inc.	927

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
111	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	$2,844
76	Hallmark Financial Services, Inc.*	890
62	Heartland Financial USA, Inc.	1,185
33	Home Bancorp, Inc.*	458
73	Home BancShares, Inc.	2,053
32	Home Federal Bancorp, Inc.	510
61	Hudson Valley Holding Corp.	1,531
79	Independent Bank Corp.	2,049
51	Infinity Property & Casualty Corp.	2,353
67	International Assets Holding Corp.*	1,083
13	Kansas City Life Insurance Co.	442
20	K-Fed Bancorp	200
90	Lakeland Bancorp, Inc.	945
60	Lakeland Financial Corp.	1,252
33	Legacy Bancorp, Inc.	309
28	Life Partners Holdings, Inc.	647
268	Maiden Holdings Ltd. (Bermuda)	2,007
77	MainSource Financial Group, Inc.	623
121	MarketAxess Holdings, Inc.	1,902
67	Medallion Financial Corp.	536
42	Meridian Interstate Bancorp, Inc.*	484
83	Mission West Properties, Inc. REIT	601
144	Nara Bancorp, Inc.*	1,296
12	NASB Financial, Inc.	297
22	National Interstate Corp.	460
13	National Western Life Insurance Co., Class A	2,485
187	NewStar Financial, Inc.*	1,432
168	Northfield Bancorp, Inc.	2,480
51	OceanFirst Financial Corp.	656
52	Old Second Bancorp, Inc.	297
62	Oritani Financial Corp.	1,029
70	Pacific Continental Corp.	811
72	Penson Worldwide, Inc.*	677
40	Peoples Bancorp, Inc.	694
64	Pico Holdings, Inc.*	2,275
127	Pinnacle Financial Partners, Inc.*	1,941
92	PMA Capital Corp., Class A*	632
84	Presidential Life Corp.	990
149	Provident New York Bancorp	1,530
80	Renasant Corp.	1,322
70	Republic Bancorp, Inc., Class A	1,690
37	Rockville Financial, Inc.	446
118	Roma Financial Corp.	1,381
105	S&T Bancorp, Inc.	2,525
52	S.Y. Bancorp, Inc.	1,234
57	Safety Insurance Group, Inc.	2,126
81	Sanders Morris Harris Group, Inc.	484
90	Sandy Spring Bancorp, Inc.	1,570
48	SCBT Financial Corp.	1,910
224	Seacoast Banking Corp. of Florida*	488

See Notes to Financial Statements.

51

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
32	Shore Bancshares, Inc.	$451
33	Sierra Bancorp	412
63	Simmons First National Corp., Class A	1,769
821	South Financial Group, Inc. (The)*	632
59	Southside Bancshares, Inc.	1,273
55	Southwest Bancorp, Inc.	806
86	StellarOne Corp.	1,282
388	Sterling Bancshares, Inc.	2,281
36	Suffolk Bancorp	1,118
66	Sun Bancorp, Inc.*	356
490	Susquehanna Bancshares, Inc.	5,341
46	Territorial Bancorp, Inc.	873
135	Texas Capital Bancshares, Inc.*	2,686
96	Thomas Weisel Partners Group, Inc.*	754
169	Tower Group, Inc.	3,897
95	Townebank	1,523
79	TradeStation Group, Inc.*	660
60	TriCo Bancshares	1,142
290	TrustCo Bank Corp. NY	1,928
95	Union First Market Bankshares Corp.	1,594
138	United America Indemnity Ltd., Class A*	1,311
358	United Community Banks, Inc.*	2,091
68	United Financial Bancorp, Inc.	951
76	United Fire & Casualty Co.	1,738
62	Univest Corp. of Pennsylvania	1,213
47	ViewPoint Financial Group	800
101	Virginia Commerce Bancorp*	720
60	Washington Trust Bancorp, Inc.	1,087
101	WesBanco, Inc.	1,947
116	Westfield Financial, Inc.	1,056
83	Wilshire Bancorp, Inc.	901
62	World Acceptance Corp.*	2,187
27	WSFS Financial Corp.	1,137
		198,140
	Health Care—19.3%
62	3SBio, Inc. ADR (Cayman Islands)*	739
82	Abaxis, Inc.*	2,125
142	Abiomed, Inc.*	1,369
104	Accelrys, Inc.*	727
219	Accuray, Inc.*	1,410
145	Acorda Therapeutics, Inc.*	5,619
90	Affymax, Inc.*	2,146
270	Affymetrix, Inc.*	1,874
46	Air Methods Corp.*	1,522
250	Akorn, Inc.*	525
91	Albany Molecular Research, Inc.*	728
300	Allos Therapeutics, Inc.*	2,370
35	Almost Family, Inc.*	1,483
149	Alphatec Holdings, Inc.*	995
80	AMAG Pharmaceuticals, Inc.*	2,732

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
60	American Dental Partners, Inc.*	$773
34	Analogic Corp.	1,626
92	Angiodynamics, Inc.*	1,472
86	Ardea Biosciences, Inc.*	2,184
353	Arena Pharmaceuticals, Inc.*	1,147
414	Ariad Pharmaceuticals, Inc.*	1,457
170	ArQule, Inc.*	1,083
192	Array Biopharma, Inc.*	710
7	Atrion Corp.	992
205	ATS Medical, Inc.*	818
167	BioCryst Pharmaceuticals, Inc.*	1,269
62	BioMimetic Therapeutics, Inc.*	826
105	Bio-Reference Labs, Inc.*	2,457
150	BioScrip, Inc.*	1,341
18	Biospecifics Technologies Corp.*	569
119	BMP Sunstone Corp. (China)*	639
144	Cadence Pharmaceuticals, Inc.*	1,411
230	Cardiome Pharma Corp. (Canada)*	1,923
90	CardioNet, Inc.*	866
312	Celera Corp.*	2,331
2,150	Cell Therapeutics, Inc.*	1,328
120	Celldex Therapeutics, Inc.*	980
95	China Medical Technologies, Inc. ADR (Cayman Islands)	1,319
75	Clinical Data, Inc.*	1,401
20	Computer Programs & Systems, Inc.	901
116	Conceptus, Inc.*	2,197
34	CorVel Corp.*	1,132
117	Cross Country Healthcare, Inc.*	1,172
60	Crucell NV ADR (Netherlands)*	1,261
57	Cumberland Pharmaceuticals, Inc.*	607
25	Cutera, Inc.*	289
79	Cyberonics, Inc.*	1,543
37	Cynosure, Inc., Class A*	466
146	Cypress Bioscience, Inc.*	736
231	Cytokinetics, Inc.*	744
188	Dexcom, Inc.*	2,059
568	Discovery Laboratories, Inc.*	285
330	Durect Corp.*	940
365	Dyax Corp.*	1,277
31	Ensign Group, Inc. (The)	538
225	Enzon Pharmaceuticals, Inc.*	2,380
185	eResearchTechnology, Inc.*	1,363
73	Eurand NV (Netherlands)*	752
36	Exactech, Inc.*	737
409	Exelixis, Inc.*	2,364
91	Flamel Technologies SA ADR (France)*	784
81	Genomic Health, Inc.*	1,298
66	Genoptix, Inc.*	2,554
111	Gentiva Health Services, Inc.*	3,183
371	Geron Corp.*	2,163

See Notes to Financial Statements.

52

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
56	Given Imaging Ltd. (Israel)*	$1,175
55	Gtx, Inc.*	180
349	Halozyme Therapeutics, Inc.*	2,973
142	Hansen Medical, Inc.*	361
128	Healthways, Inc.*	2,085
38	HeartWare International, Inc.*	2,137
40	ICU Medical, Inc.*	1,424
101	Idenix Pharmaceuticals, Inc.*	467
89	Idera Pharmaceuticals, Inc.*	557
217	Immunogen, Inc.*	2,150
286	Immunomedics, Inc.*	1,001
450	Incyte Corp.*	6,039
313	Inspire Pharmaceuticals, Inc.*	2,144
140	Insulet Corp.*	1,932
207	InterMune, Inc.*	8,810
127	inVentiv Health, Inc.*	2,925
60	IPC The Hospitalist Co., Inc.*	1,862
68	IRIS International, Inc.*	777
47	Jazz Pharmaceuticals, Inc.*	477
56	Kendle International, Inc.*	927
41	Kensey Nash Corp.*	929
940	Lexicon Pharmaceuticals, Inc.*	1,513
51	LHC Group, Inc.*	1,739
446	Ligand Pharmaceuticals, Inc., Class B*	821
158	Luminex Corp.*	2,569
95	MAKO Surgical Corp.*	1,333
215	Mannkind Corp.*	1,494
37	MAP Pharmaceuticals, Inc.*	664
126	Martek Biosciences Corp.*	2,776
89	Maxygen, Inc.*	570
58	MedCath Corp.*	576
62	Medical Action Industries, Inc.*	736
150	Medicines Co. (The)*	1,101
65	Medidata Solutions, Inc.*	954
95	Medivation, Inc.*	1,060
57	MedQuist, Inc.	531
106	Merit Medical Systems, Inc.*	1,714
101	Metabolix, Inc.*	1,259
227	Micromet, Inc.*	1,730
61	Micrus Endovascular Corp.*	1,225
127	Momenta Pharmaceuticals, Inc.*	1,763
46	MWI Veterinary Supply, Inc.*	1,930
93	Myriad Pharmaceuticals, Inc.*	457
193	Nabi Biopharmaceuticals*	1,085
79	Nanosphere, Inc.*	498
108	Natus Medical, Inc.*	1,840
84	Neogen Corp.*	2,208
202	Neurocrine Biosciences, Inc.*	648
66	NovaMed, Inc.*	216
382	Novavax, Inc.*	1,081
171	NPS Pharmaceuticals, Inc.*	1,192

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
132	Nxstage Medical, Inc.*	$1,679
33	Obagi Medical Products, Inc.*	445
94	Odyssey HealthCare, Inc.*	1,958
123	Omnicell, Inc.*	1,642
143	Optimer Pharmaceuticals, Inc.*	1,760
175	OraSure Technologies, Inc.*	1,109
134	Orexigen Therapeutics, Inc.*	908
65	Orthofix International NV (Netherlands)*	2,222
289	Orthovita, Inc.*	1,156
25	Osiris Therapeutics, Inc.*	187
160	Pain Therapeutics, Inc.*	960
51	Palomar Medical Technologies, Inc.*	641
110	Pharmasset, Inc.*	3,564
113	Pozen, Inc.*	1,224
119	Progenics Pharmaceuticals, Inc.*	766
205	QLT, Inc. (Canada)*	1,296
244	Questcor Pharmaceuticals, Inc.*	2,377
110	Quidel Corp.*	1,621
138	Radnet, Inc.*	508
117	Repligen Corp.*	411
84	Res-Care, Inc.*	978
197	Rigel Pharmaceuticals, Inc.*	1,531
46	Rochester Medical Corp.*	552
206	RTI Biologics, Inc.*	789
170	Sangamo Biosciences, Inc.*	1,047
220	Santarus, Inc.*	722
250	Savient Pharmaceuticals, Inc.*	3,625
383	Seattle Genetics, Inc.*	4,826
231	Sequenom, Inc.*	1,432
162	SIGA Technologies, Inc.*	1,113
200	Sinovac Biotech Ltd. (China)*	1,158
45	Somanetics Corp.*	910
55	SonoSite, Inc.*	1,844
126	Spectranetics Corp.*	859
143	Stereotaxis, Inc.*	679
165	Sun Healthcare Group, Inc.*	1,475
229	SuperGen, Inc.*	676
66	SurModics, Inc.*	1,228
130	Syneron Medical Ltd. (Israel)*	1,495
42	Synovis Life Technologies, Inc.*	622
108	Synta Pharmaceuticals Corp.*	438
204	Theravance, Inc.*	3,421
204	TomoTherapy, Inc.*	794
44	US Physical Therapy, Inc.*	772
103	Vanda Pharmaceuticals, Inc.*	862
64	Vascular Solutions, Inc.*	634
290	ViroPharma, Inc.*	3,689
24	Virtual Radiologic Corp.*	300
55	Vital Images, Inc.*	868
306	Vivus, Inc.*	3,118
115	XenoPort, Inc.*	1,196

See Notes to Financial Statements.

53

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
968	Xoma Ltd.*	$640
22	Young Innovations, Inc.	554
81	Zoll Medical Corp.*	2,475
243	Zymogenetics, Inc.*	1,443
		244,825
	Industrials—13.2%
87	3D Systems Corp.*	1,354
48	AAON, Inc.	1,159
121	Acacia Research - Acacia Technologies*	1,800
255	Advanced Battery Technologies, Inc.*	885
57	Advisory Board Co. (The)*	1,877
61	Aerovironment, Inc.*	1,597
100	Altra Holdings, Inc.*	1,516
12	American Commercial Lines, Inc.*	245
40	American Railcar Industries, Inc.	654
34	American Science & Engineering, Inc.	2,555
40	American Woodmark Corp.	924
149	APAC Customer Services, Inc.*	857
106	Apogee Enterprises, Inc.	1,456
99	A-Power Energy Generation Systems Ltd.*	1,039
50	Applied Signal Technology, Inc.	934
62	Argon ST, Inc.*	1,612
85	Astec Industries, Inc.*	2,815
75	ATC Technology Corp.*	1,533
97	Atlas Air Worldwide Holdings, Inc.*	5,361
29	Barrett Business Services, Inc.	447
170	Beacon Roofing Supply, Inc.*	3,774
122	Canadian Solar, Inc. (China)*	2,113
916	Capstone Turbine Corp.*	1,118
70	Casella Waste Systems, Inc., Class A*	361
97	Ceradyne, Inc.*	2,153
108	Chart Industries, Inc.*	2,483
182	China BAK Battery, Inc.*	366
31	China Fire & Security Group, Inc.*	424
55	China Ritar Power Corp.*	237
108	China Sunergy Co. Ltd. ADR (China)*	518
65	China Valves Technology, Inc.*	712
72	Columbus McKinnon Corp.*	1,298
45	Courier Corp.	774
41	CRA International, Inc.*	952
103	Diamond Management & Technology Consultants, Inc.	836
975	DryShips, Inc. (Greece)*	5,655
37	DXP Enterprises, Inc.*	614
37	Dynamex, Inc.*	655
49	Dynamic Materials Corp.	880
236	Eagle Bulk Shipping, Inc.*	1,366
88	Encore Wire Corp.	1,954
184	Ener1, Inc.*	765
174	Energy Conversion Devices, Inc.*	1,239

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
195	Energy Recovery, Inc.*	$1,176
68	EnerNOC, Inc.*	1,977
88	Euroseas Ltd.	355
790	Evergreen Solar, Inc.*	885
52	Exponent, Inc.*	1,550
266	Force Protection, Inc.*	1,423
45	FreightCar America, Inc.	1,288
69	Fuel Tech, Inc.*	518
321	FuelCell Energy, Inc.*	883
106	Fushi Copperweld, Inc.*	1,172
70	G&K Services, Inc., Class A	1,924
72	GeoEye, Inc.*	2,052
86	Gibraltar Industries, Inc.*	1,292
223	Great Lakes Dredge & Dock Corp.	1,209
132	H&E Equipment Services, Inc.*	1,559
47	Harbin Electric, Inc.*	1,030
196	Hawaiian Holdings, Inc.*	1,392
165	Healthcare Services Group, Inc.	3,546
64	Heidrick & Struggles International, Inc.	1,690
30	Heritage-Crystal Clean, Inc.*	308
52	Herley Industries, Inc.*	762
68	Houston Wire & Cable Co.	894
24	Hurco Cos., Inc.*	467
82	Huron Consulting Group, Inc.*	1,920
55	ICF International, Inc.*	1,274
129	Innerworkings, Inc.*	771
145	Insituform Technologies, Inc., Class A*	3,476
67	Insteel Industries, Inc.	821
55	Integrated Electrical Services, Inc.*	343
215	Interface, Inc., Class A	2,812
475	JA Solar Holdings Co. Ltd. ADR (China)*	2,902
47	Jinpan International Ltd. (China)	822
97	Kaman Corp.	2,659
119	Kelly Services, Inc., Class A*	1,914
148	Kforce, Inc.*	2,056
101	Kimball International, Inc., Class B	812
60	Ladish Co., Inc.*	1,649
24	Lawson Products, Inc.	390
74	Layne Christensen Co.*	2,026
38	LB Foster Co., Class A*	1,125
98	LECG Corp.*	329
33	LMI Aerospace, Inc.*	570
91	LSI Industries, Inc.	640
62	Marten Transport Ltd.*	1,355
90	McGrath Rentcorp	2,339
338	Microvision, Inc.*	1,058
3	Mitsui & Co. Ltd. ADR (Japan)	985
135	Mobile Mini, Inc.*	2,244
46	Multi-Color Corp.	575
75	MYR Group, Inc.*	1,345
35	Northwest Pipe Co.*	844

See Notes to Financial Statements.

54

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
226	Odyssey Marine Exploration, Inc.*	$303
11	Omega Flex, Inc.	135
137	On Assignment, Inc.*	963
100	Pacer International, Inc.*	664
5	Patriot Transportation Holding, Inc.*	420
371	Plug Power, Inc.*	244
56	PMFG, Inc.*	805
33	Powell Industries, Inc.*	1,108
10	Preformed Line Products Co.	300
50	Primoris Services Corp.	395
29	Protection One, Inc.*	449
68	Raven Industries, Inc.	2,064
83	RBC Bearings, Inc.*	2,619
97	Republic Airways Holdings, Inc.*	607
48	RINO International Corp.*	827
75	Rush Enterprises, Inc., Class A*	1,216
30	Rush Enterprises, Inc., Class B*	413
51	Saia, Inc.*	845
71	School Specialty, Inc.*	1,666
93	SmartHeat, Inc.*	780
141	Solarfun Power Holdings Co. Ltd. ADR (China)*	1,218
58	Standard Parking Corp.*	980
174	Star Bulk Carriers Corp.	496
61	Sterling Construction Co., Inc.*	1,068
48	Sun Hydraulics Corp.	1,344
235	Taser International, Inc.*	1,112
71	Team, Inc.*	1,235
51	Tecumseh Products Co., Class A*	652
14	Tecumseh Products Co., Class B*	184
51	Thermadyne Holdings Corp.*	559
50	Titan Machinery, Inc.*	719
84	Ultrapetrol Bahamas Ltd.*	514
55	Universal Forest Products, Inc.	2,313
61	Universal Truckload Services, Inc.*	1,114
52	US Ecology, Inc.	811
30	USA Truck, Inc.*	553
369	Valence Technology, Inc.*	387
85	Vicor Corp.*	1,285
62	Vitran Corp., Inc. (Canada)*	942
14	VSE Corp.	563
131	Waste Services, Inc.*	1,472
		167,619
	Information Technology—26.2%
129	ACI Worldwide, Inc.*	2,424
110	Acme Packet, Inc.*	2,875
97	Actel Corp.*	1,505
172	Actuate Corp.*	974
460	Adaptec, Inc.*	1,421
163	Advanced Analogic Technologies, Inc.*	619

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
119	Advanced Energy Industries, Inc.*	$1,752
25	Aixtron AG ADR (Germany)	785
221	Alvarion Ltd. (Israel)*	831
86	American Software, Inc., Class A	550
515	Amkor Technology, Inc.*	3,883
241	Anadigics, Inc.*	1,212
57	Anaren, Inc.*	845
252	Applied Micro Circuits Corp.*	2,843
28	Archipelago Learning, Inc.*	406
128	ArcSight, Inc.*	2,909
283	ARM Holdings PLC ADR (United Kingdom)	3,235
581	Art Technology Group, Inc.*	2,487
252	Aruba Networks, Inc.*	3,165
31	ASM International NV (Netherlands)*	806
119	ATMI, Inc.*	2,157
227	Aviat Networks, Inc.*	1,475
142	Avid Technology, Inc.*	2,073
36	Bel Fuse, Inc., Class B	843
8	BEL Fuse, Inc., Class A	174
189	BigBand Networks, Inc.*	624
67	Black Box Corp.	2,090
155	Blue Coat Systems, Inc.*	5,042
77	Bottomline Technologies, Inc.*	1,340
265	Brightpoint, Inc.*	2,144
245	Brooks Automation, Inc.*	2,381
27	Cass Information Systems, Inc.	859
304	CDC Corp., Class A (Hong Kong)*	809
135	Ceragon Networks Ltd. (Israel)*	1,357
76	CEVA, Inc.*	930
34	Changyou.com Ltd. ADR (Cayman Islands)*	1,115
64	China Finance Online Co. Ltd. ADR (China)*	480
139	China Information Security Technology, Inc.*	840
247	Cirrus Logic, Inc.*	3,139
103	Cogo Group, Inc.*	725
89	Cohu, Inc.	1,437
86	comScore, Inc.*	1,561
95	Comverge, Inc.*	1,077
80	Constant Contact, Inc.*	2,044
31	CPI International, Inc.*	416
133	Cray, Inc.*	899
156	Daktronics, Inc.	1,307
75	Deltek, Inc.*	590
83	Demandtec, Inc.*	561
233	Descartes Systems Group, Inc. (The) (Canada)*	1,421
107	DG Fastchannel, Inc.*	3,764
94	Digi International, Inc.*	1,007
124	Diodes, Inc.*	2,662
124	DivX, Inc.*	1,037
83	Double-Take Software, Inc.*	892
138	DragonWave, Inc. (Canada)*	1,173
87	DSP Group, Inc.*	711

See Notes to Financial Statements.

55

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
66	DTS, Inc.*	$2,194
97	Ebix, Inc.*	1,578
116	Echelon Corp.*	1,096
50	Echo Global Logistics, Inc.*	674
68	Electro Rent Corp.	972
104	Electro Scientific Industries, Inc.*	1,432
58	EMS Technologies, Inc.*	922
495	Entegris, Inc.*	3,064
232	Epicor Software Corp.*	2,130
137	EPIQ Systems, Inc.*	1,651
166	Exar Corp.*	1,227
33	ExlService Holdings, Inc.*	525
340	Extreme Networks, Inc.*	1,132
93	EZchip Semiconductor Ltd. (Israel)*	1,810
127	FalconStor Software, Inc.*	380
61	FARO Technologies, Inc.*	1,538
285	Finisar Corp.*	4,264
64	Forrester Research, Inc.*	2,055
24	Fundtech Ltd. (Israel)*	312
79	Funtalk China Holdings Ltd. (Cayman Islands)*	484
155	GigaMedia Ltd. (Taiwan, Republic of China)*	467
152	Gilat Satellite Networks Ltd. (Israel)*	921
81	Globecomm Systems, Inc.*	631
147	Hackett Group, Inc. (The)*	413
366	Harmonic, Inc.*	2,503
351	Himax Technologies, Inc. ADR (Taiwan, Republic of China)	1,099
33	Hughes Communications, Inc.*	921
52	ICx Technologies, Inc.*	367
104	iGATE Corp.	1,287
106	Immersion Corp.*	594
163	infoGROUP, Inc.*	1,306
120	Information Services Group, Inc.*	413
135	InfoSpace, Inc.*	1,413
173	Insight Enterprises, Inc.*	2,600
66	Integral Systems, Inc.*	575
49	Interactive Intelligence, Inc.*	969
192	Internap Network Services Corp.*	1,110
119	Internet Brands, Inc., Class A*	1,232
140	Internet Capital Group, Inc.*	1,385
28	Internet Gold-Golden Lines Ltd. (Israel)*	794
83	Intevac, Inc.*	1,155
74	Isilon Systems, Inc.*	961
62	Ituran Location and Control Ltd. (Israel)*	924
95	Ixia*	974
88	IXYS Corp.*	795
153	JDA Software Group, Inc.*	4,422
86	Kenexa Corp.*	1,291
55	Keynote Systems, Inc.	604
128	Knot, Inc. (The)*	1,038
130	KongZhong Corp. ADR (China)*	941

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
252	Kopin Corp.*	$1,061
265	Kulicke & Soffa Industries, Inc.*	2,173
440	Lattice Semiconductor Corp.*	2,319
128	Limelight Networks, Inc.*	515
77	Liquidity Services, Inc.*	875
82	Littelfuse, Inc.*	3,463
185	LivePerson, Inc.*	1,528
64	LogMeIn, Inc.*	1,497
26	LoopNet, Inc.*	293
77	Loral Space & Communications, Inc.*	3,316
64	Manhattan Associates, Inc.*	1,834
96	Marchex, Inc., Class B	505
190	Mattson Technology, Inc.*	855
99	Maxwell Technologies, Inc.*	1,429
110	Mellanox Technologies Ltd. (Israel)*	2,728
89	Mercury Computer Systems, Inc.*	1,145
178	Micrel, Inc.	2,077
35	MicroStrategy, Inc., Class A*	2,681
205	Microtune, Inc.*	549
171	ModusLink Global Solutions, Inc.*	1,527
100	Monolithic Power Systems, Inc.*	2,465
98	Monotype Imaging Holdings, Inc.*	1,023
593	Move, Inc.*	1,305
63	MTS Systems Corp.	1,882
38	Multi-Fineline Electronix, Inc.*	985
31	NCI, Inc., Class A*	881
110	Ness Technologies, Inc.*	712
235	Netlogic Microsystems, Inc.*	7,325
157	Netscout Systems, Inc.*	2,280
137	Newport Corp.*	1,621
180	NIC, Inc.	1,269
117	Novatel Wireless, Inc.*	801
17	NVE Corp.*	820
141	O2micro International Ltd. ADR (Cayman Islands)*	987
161	Oclaro, Inc.*	2,468
190	OmniVision Technologies, Inc.*	3,336
114	Online Resources Corp.*	531
79	Oplink Communications, Inc.*	1,194
59	OPNET Technologies, Inc.	948
253	Opnext, Inc.*	595
120	Orbcomm, Inc.*	265
130	Orbotech Ltd. (Israel)*	1,573
67	OSI Systems, Inc.*	1,745
31	PC Connection, Inc.*	213
72	PC-Tel, Inc.*	469
56	Pegasystems, Inc.	1,774
117	Perficient, Inc.*	1,459
97	Pericom Semiconductor Corp.*	1,133
133	Phoenix Technologies Ltd.*	398
100	Power Integrations, Inc.	3,848

See Notes to Financial Statements.

56

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
333	Power-One, Inc.*	$2,617
139	Presstek, Inc.*	642
88	PRGX Global, Inc.*	595
47	QAD, Inc.*	259
125	Radiant Systems, Inc.*	1,759
90	RadiSys Corp.*	881
74	RADvision Ltd. (Israel)*	473
72	RADWARE Ltd. (Israel)*	1,425
386	RealNetworks, Inc.*	1,602
44	Renaissance Learning, Inc.	625
58	Retalix Ltd. (Israel)*	736
48	RightNow Technologies, Inc.*	787
35	Rimage Corp.*	614
57	Rubicon Technology, Inc.*	1,547
88	Rudolph Technologies, Inc.*	839
199	S1 Corp.*	1,228
295	Sanmina-SCI Corp.*	5,260
117	Seachange International, Inc.*	975
68	Shoretel, Inc.*	445
118	Sierra Wireless, Inc. (Canada)*	949
117	Sigma Designs, Inc.*	1,388
115	Silicon Graphics International Corp.*	1,137
286	Silicon Image, Inc.*	1,064
105	Silicon Motion Technology Corp. ADR (Taiwan, Republic of China)*	571
177	SMART Modular Technologies (WWH), Inc.*	1,243
127	Smith Micro Software, Inc.*	1,205
206	SonicWALL, Inc.*	2,087
77	Sourcefire, Inc.*	1,722
45	Stamps.com, Inc.*	477
84	Standard Microsystems Corp.*	2,157
143	STEC, Inc.*	1,986
77	Stratasys, Inc.*	1,836
200	SuccessFactors, Inc.*	4,186
102	Super Micro Computer, Inc.*	1,446
49	Supertex, Inc.*	1,323
177	Support.Com, Inc.*	772
99	Switch & Data Facilities Co., Inc.*	1,900
167	Symmetricom, Inc.*	1,107
131	Symyx Technologies, Inc.*	714
35	Synchronoss Technologies, Inc.*	715
146	Taleo Corp., Class A*	3,793
47	Techtarget, Inc.*	228
169	TeleCommunication Systems, Inc., Class A*	1,168
246	Terremark Worldwide, Inc.*	1,764
52	The9 Ltd. ADR (China)*	335
255	THQ, Inc.*	1,938
418	TiVo, Inc.*	7,323
25	Travelzoo, Inc.*	498
333	Trident Microsystems, Inc.*	576
575	TriQuint Semiconductor, Inc.*	4,335

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
164	TTM Technologies, Inc.*	$1,781
93	Ultimate Software Group, Inc.*	3,111
90	Ultratech, Inc.*	1,322
242	United Online, Inc.	1,929
140	Universal Display Corp.*	1,869
493	UTStarcom, Inc.*	1,405
107	VASCO Data Security International, Inc.*	693
150	Veeco Instruments, Inc.*	6,598
67	Virtusa Corp.*	689
55	Vocus, Inc.*	938
96	Volterra Semiconductor Corp.*	2,300
33	Xyratex Ltd. (Bermuda)*	581
50	Yucheng Technologies Ltd. (China)*	191
242	Zix Corp.*	595
195	Zoran Corp.*	1,897
66	Zygo Corp.*	624
		332,678
	Materials—2.5%
99	A. Schulman, Inc.	2,575
19	AEP Industries, Inc.*	525
400	Altair Nanotechnologies, Inc.*	234
106	Balchem Corp.	2,750
260	Century Aluminum Co.*	3,505
30	China Natural Resources, Inc. (Hong Kong)*	345
87	DRDGOLD Ltd. ADR (South Africa)*	438
212	Globe Specialty Metals, Inc.*	2,650
90	Gulf Resources, Inc.*	967
46	Haynes International, Inc.	1,652
165	Horsehead Holding Corp.*	1,960
105	ICO, Inc.	900
60	Innophos Holdings, Inc.	1,709
90	Innospec, Inc.	1,198
99	Landec Corp.*	607
110	Lihir Gold Ltd. ADR (Australia)	3,902
41	Olympic Steel, Inc.	1,303
43	Penford Corp.*	398
146	Senomyx, Inc.*	623
154	Shengda Tech, Inc.*	1,061
7	U.S. Lime & Minerals, Inc.*	285
162	Yongye International, Inc.*	1,236
131	Zoltek Cos., Inc.*	1,289
		32,112
	Telecommunication Services—1.6%
167	Alaska Communications Systems Group, Inc.	1,429
42	Atlantic Tele-Network, Inc.	2,318
82	Cbeyond, Inc.*	1,261
127	Cogent Communications Group, Inc.*	1,297
84	Consolidated Communications Holdings, Inc.	1,558
148	General Communication, Inc., Class A*	910
755	ICO Global Communications Holdings Ltd.*	1,132

See Notes to Financial Statements.

57

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
201	Iridium Communications, Inc.*	$1,620
127	Neutral Tandem, Inc.*	2,153
414	PAETEC Holding Corp.*	2,062
44	Partner Communications Co. Ltd. ADR (Israel)	864
89	Shenandoah Telecommunications Co.	1,581
54	SureWest Communications*	464
87	USA Mobility, Inc.	1,213
		19,862
	Utilities—0.3%
50	Cadiz, Inc.*	624
60	China Natural Gas, Inc.*	545
55	Consolidated Water Co. Ltd. (Cayman Islands)	778
51	Middlesex Water Co.	921
95	Southwest Water Co.	1,014
		3,882
	Total Investments (Cost $1,188,813)—99.7%	1,263,986
	Other assets less liabilities—0.3%	4,028
	Net Assets—100.0%	$1,268,014

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

58

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—22.4%
41,644	A.C. Moore Arts & Crafts, Inc.*	$169,908
17,024	AH Belo Corp., Class A*	144,704
14,873	Alloy, Inc.*	115,266
5,051	America's Car-Mart, Inc.*	127,942
11,243	Arctic Cat, Inc.*	165,834
9,167	Asbury Automotive Group, Inc.*	142,547
15,678	Audiovox Corp., Class A*	145,962
26,884	Beazer Homes USA, Inc.*	176,628
18,764	Benihana, Inc., Class A*	127,783
8,025	Big 5 Sporting Goods Corp.	136,024
318	Biglari Holdings, Inc.*	124,417
3,910	Blyth, Inc.	225,372
9,149	Bon-Ton Stores, Inc. (The)*	156,631
16,856	Books-A-Million, Inc.	124,734
32,827	Borders Group, Inc.*	83,381
13,956	Brookfield Homes Corp.*	156,447
7,876	Brown Shoe Co., Inc.	148,069
17,137	Build-A-Bear Workshop, Inc.*	163,830
22,150	Cache, Inc.*	151,284
31,654	Casual Male Retail Group, Inc.*	129,465
22,356	Charming Shoppes, Inc.*	126,311
22,843	China Education Alliance, Inc.*	110,789
16,688	ChinaCast Education Corp.*	112,310
15,247	Christopher & Banks Corp.	149,268
15,584	Conn's, Inc.*	148,516
3,984	Core-Mark Holding Co., Inc.*	121,592
10,177	Culp, Inc.*	121,513
11,225	Dolan Media Co.*	133,465
34,180	drugstore.com, Inc.*	125,099
14,442	E.W. Scripps Co., Class A*	157,995
10,271	Entercom Communications Corp., Class A*	149,546
21,215	Exide Technologies*	126,017
18,970	Furniture Brands International, Inc.*	157,072
14,704	Gaiam, Inc., Class A	133,218
4,434	G-III Apparel Group Ltd.*	126,812
53,056	Gray Television, Inc.*	198,960
38,371	Great Wolf Resorts, Inc.*	123,171
15,678	Isle of Capri Casinos, Inc.*	170,733
46,396	Joe's Jeans, Inc.*	114,134
29,053	Journal Communications, Inc., Class A*	164,730
5,818	Kirkland's, Inc.*	129,567
6,810	Landry's Restaurants, Inc.*	157,243
9,728	La-Z-Boy, Inc.*	126,853
18,633	Leapfrog Enterprises, Inc.*	127,450
35,994	Lee Enterprises, Inc.*	136,057
19,064	Lithia Motors, Inc., Class A*	152,131
43,571	LJ International, Inc. (British Virgin Islands)*	115,899
8,325	M/I Homes, Inc.*	129,870
9,391	Marcus Corp.	120,674
11,337	MarineMax, Inc.*	126,408

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,870	Martha Stewart Living Omnimedia, Inc., Class A*	$146,092
24,845	McClatchy Co. (The), Class A*	135,405
14,723	Media General, Inc., Class A*	186,246
5,818	Meritage Homes Corp.*	138,352
10,814	Movado Group, Inc.*	134,202
31,280	Multimedia Games, Inc.*	142,950
13,657	O'Charley's, Inc.*	130,424
6,005	Oxford Industries, Inc.	129,648
22,973	Pacific Sunwear of California, Inc.*	116,243
12,141	Pep Boys - Manny, Moe & Jack (The)	152,127
5,388	Perry Ellis International, Inc.*	130,012
40,017	Radio One, Inc., Class D*	201,686
8,157	RC2 Corp.*	149,844
16,893	Red Lion Hotels Corp.*	129,062
4,995	Red Robin Gourmet Burgers, Inc.*	121,928
12,834	Retail Ventures, Inc.*	138,864
9,541	Rick's Cabaret International, Inc.*	118,022
11,543	Ruby Tuesday, Inc.*	129,166
23,030	Ruth's Hospitality Group, Inc.*	125,053
5,332	Shoe Carnival, Inc.*	147,483
13,208	SORL Auto Parts, Inc.*	139,873
21,795	Spartan Motors, Inc.	134,475
7,932	Stage Stores, Inc.	120,963
12,310	Standard Motor Products, Inc.	131,225
26,996	Standard Pacific Corp.*	173,044
13,507	Stein Mart, Inc.*	128,046
6,473	Steinway Musical Instruments, Inc.*	124,023
19,532	Stewart Enterprises, Inc., Class A	132,427
7,596	Superior Industries International, Inc.	128,069
16,164	Tongxin International Ltd. (British Virgin Islands)*	123,493
34,572	TravelCenters of America LLC*	140,708
18,521	Tuesday Morning Corp.*	104,644
33,525	Unifi, Inc.*	128,401
12,310	Universal Travel Group*	112,390
36,761	ValueVision Media, Inc., Class A*	113,224
11,524	Wonder Auto Technology, Inc.*	133,333
44,525	Zale Corp.*	145,151
		12,025,929
	Consumer Staples—3.1%
27,801	AgFeed Industries, Inc. (China)*	119,544
29,915	American Oriental Bioengineering, Inc. (China)*	121,156
11,637	B&G Foods, Inc., Class A	120,210
13,320	Central Garden & Pet Co., Class A*	137,596
19,849	China Marine Food Group Ltd.*	122,270
15,753	Cott Corp. (Canada)*	131,853
8,232	Inter Parfums, Inc.	142,249
8,269	John B. Sanfilippo & Son, Inc.*	124,283

See Notes to Financial Statements.

59

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,883	MGP Ingredients, Inc.*	$123,411
21,215	Omega Protein Corp.*	113,500
9,765	Pantry, Inc. (The)*	154,482
4,191	Seneca Foods Corp., Class A*	137,632
29,409	SunOpta, Inc. (Canada)*	133,223
		1,681,409
	Energy—9.2%
34,479	Allis-Chalmers Energy, Inc.*	138,950
17,941	American Oil & Gas, Inc.*	129,175
19,457	Atlas Pipeline Holdings LP	123,941
8,775	Atlas Pipeline Partners LP	126,623
15,827	Basic Energy Services, Inc.*	161,594
41,513	BioFuel Energy Corp.*	108,764
8,175	BreitBurn Energy Partners LP	127,203
25,967	Bronco Drilling Co., Inc.*	124,122
13,806	China North East Petroleum Holdings Ltd.*	121,907
34,872	Constellation Energy Partners LLC	123,447
11,356	Crosstex Energy LP*	132,411
14,050	Crosstex Energy, Inc.*	126,872
4,171	Dawson Geophysical Co.*	122,169
19,494	Eagle Rock Energy Partners LP	136,653
16,930	Geokinetics, Inc.*	147,968
5,462	Global Partners LP	125,298
8,550	Green Plains Renewable Energy, Inc.*	117,391
5,612	Gulf Island Fabrication, Inc.	134,520
16,201	Harvest Natural Resources, Inc.*	143,055
35,789	Kodiak Oil & Gas Corp. (Canada)*	142,440
13,601	K-Sea Transportation Partners LP	119,281
40,147	Magnum Hunter Resources Corp.*	186,282
7,689	Natural Gas Services Group, Inc.*	137,864
12,722	North American Energy Partners, Inc. (Canada)*	143,504
5,275	Petroleum Development Corp.*	123,488
5,762	PHI, Inc.*	119,792
17,324	Pioneer Drilling Co.*	127,158
5,837	Quicksilver Gas Services LP	123,219
10,720	Rex Energy Corp.*	142,576
7,539	Rex Stores Corp.*	129,369
9,111	Superior Well Services, Inc.*	132,109
4,976	T-3 Energy Services, Inc.*	148,036
4,472	TransMontaigne Partners LP	133,534
52,589	Trico Marine Services, Inc.*	172,492
19,812	Union Drilling, Inc.*	131,354
37,903	Uranium Energy Corp.*	108,403
21,140	USEC, Inc.*	126,840
		4,919,804
	Financials—20.9%
20,971	Advance America Cash Advance Centers, Inc.	119,954
4,771	American Capital Agency Corp. REIT	131,250

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,352	American Safety Insurance Holdings Ltd. (Bermuda)*	$118,955
13,507	Ameris Bancorp	150,333
37,659	Arbor Realty Trust, Inc. REIT*	153,649
6,848	Arlington Asset Investment Corp., Class A	138,056
17,024	Ashford Hospitality Trust, Inc. REIT*	158,323
17,324	Asta Funding, Inc.	133,914
13,713	Bancorp, Inc.*	121,634
68,940	BankAtlantic Bancorp, Inc., Class A*	180,623
6,661	Berkshire Hills Bancorp, Inc.	139,881
8,755	BofI Holding, Inc.*	154,351
8,513	Calamos Asset Management, Inc., Class A	105,987
21,982	CapLease, Inc. REIT	128,155
15,434	Cedar Shopping Centers, Inc. REIT	122,855
25,162	Center Financial Corp.*	169,592
32,104	China Housing & Land Development, Inc.*	111,080
21,626	Cohen & Co., Inc. REIT*	123,917
6,005	Columbia Banking System, Inc.	134,992
7,988	Compass Diversified Holdings	115,986
21,552	Cowen Group, Inc., Class A*	116,381
21,252	Education Realty Trust, Inc. REIT	150,252
7,427	Encore Capital Group, Inc.*	170,895
4,059	Evercore Partners, Inc., Class A	145,475
26,827	FBR Capital Markets Corp.*	126,892
10,776	Federal Agricultural Mortgage Corp., Class C	242,676
21,402	FelCor Lodging Trust, Inc. REIT*	173,570
10,513	Fifth Street Finance Corp.	134,041
8,344	Financial Institutions, Inc.	134,172
50,624	First BanCorp.	107,323
12,066	First Defiance Financial Corp.	162,891
8,100	First Financial Holdings, Inc.	114,372
15,733	First Industrial Realty Trust, Inc. REIT*	125,549
42,973	First Marblehead Corp. (The)*	150,835
8,119	First Potomac Realty Trust REIT	131,690
9,635	Flushing Financial Corp.	131,132
43,739	Gramercy Capital Corp. REIT*	110,660
50,849	Hanmi Financial Corp.*	151,530
11,524	Hercules Technology Growth Capital, Inc.	124,920
23,553	Hersha Hospitality Trust REIT	135,901
8,100	Horace Mann Educators Corp.	139,401
26,584	iStar Financial, Inc. REIT*	178,379
25,799	Kite Realty Group Trust REIT	139,831
21,552	Kohlberg Capital Corp.	121,769
16,519	Maiden Holdings Ltd. (Bermuda)	123,727
23,423	MCG Capital Corp.*	155,294
15,453	Meadowbrook Insurance Group, Inc.	122,079
13,938	Nara Bancorp, Inc.*	125,442
8,662	National Financial Partners Corp.*	133,308
655	National Western Life Insurance Co., Class A	125,197
19,120	NewStar Financial, Inc.*	146,459
7,147	Northrim Bancorp, Inc.	123,357

See Notes to Financial Statements.

60

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
28,979	NorthStar Realty Finance Corp. REIT	$136,781
7,334	One Liberty Properties, Inc. REIT	125,045
4,789	Oppenheimer Holdings, Inc., Class A	139,216
9,036	Oriental Financial Group, Inc.	151,082
6,492	Parkway Properties, Inc. REIT	127,892
11,786	PennantPark Investment Corp.	128,939
9,785	Pennsylvania Real Estate Investment Trust REIT	154,505
12,123	Penson Worldwide, Inc.*	113,956
7,409	Peoples Bancorp, Inc.	128,472
50,418	Phoenix Cos., Inc. (The)*	162,850
22,506	PMI Group, Inc. (The)*	117,256
12,235	Presidential Life Corp.	144,128
61,625	RAIT Financial Trust REIT*	250,197
10,832	Ramco-Gershenson Properties Trust REIT	134,967
7,539	Renasant Corp.	124,620
18,054	Resource Capital Corp. REIT	128,364
9,391	Safeguard Scientifics, Inc.*	129,220
3,236	Safety Insurance Group, Inc.	120,670
11,076	SeaBright Insurance Holdings, Inc.	120,507
8,849	Stewart Information Services Corp.	100,702
28,717	Strategic Hotels & Resorts, Inc. REIT*	184,363
9,410	Taylor Capital Group, Inc.*	128,917
36,649	Thomas Properties Group, Inc.	167,486
13,339	Tree.com, Inc.*	121,385
27,669	United Community Banks, Inc.*	161,587
7,633	Walter Investment Management Corp. REIT	138,386
7,502	WesBanco, Inc.	144,639
11,056	Wilshire Bancorp, Inc.	120,068
10,139	Winthrop Realty Trust REIT	136,876
		11,231,963
	Health Care—7.7%
16,631	Affymetrix, Inc.*	115,419
44,862	Allied Healthcare International, Inc.*	126,062
7,820	Angiodynamics, Inc.*	125,120
17,118	Anika Therapeutics, Inc.*	120,682
3,723	Assisted Living Concepts, Inc., Class A*	130,677
39,362	Athersys, Inc.*	130,288
18,577	BioCryst Pharmaceuticals, Inc.*	141,185
15,284	BioScrip, Inc.*	136,639
10,326	Chindex International, Inc.*	130,521
24,900	Compugen Ltd. (Israel)*	119,022
10,851	Cynosure, Inc., Class A*	136,723
40,017	Five Star Quality Care, Inc.*	118,450
5,519	Hi-Tech Pharmacal Co., Inc.*	134,277
44,525	Keryx Biopharmaceuticals, Inc.*	250,231
6,754	Kindred Healthcare, Inc.*	120,491
11,655	MedCath Corp.*	115,851
9,952	Medical Action Industries, Inc.*	118,130
5,949	OncoGenex Pharmaceutical, Inc.*	130,878

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,025	Providence Service Corp. (The)*	$133,295
23,928	QLT, Inc. (Canada)*	151,225
4,472	RehabCare Group, Inc.*	127,541
28,175	RTI Biologics, Inc.*	107,910
34,572	Sciclone Pharmaceuticals, Inc.*	144,511
20,654	Sinovac Biotech Ltd. (China)*	119,587
17,660	Spectranetics Corp.*	120,441
26,472	Spectrum Pharmaceuticals, Inc.*	136,596
12,796	Sun Healthcare Group, Inc.*	114,396
12,160	Symmetry Medical, Inc.*	140,570
11,169	Syneron Medical Ltd. (Israel)*	128,444
33,244	Tianyin Pharmaceutical Co., Inc.	116,687
6,866	Triple-S Management Corp., Class B*	124,961
10,570	Vanda Pharmaceuticals, Inc.*	88,471
		4,155,281
	Industrials—12.2%
36,200	Air Transport Services Group, Inc.*	199,100
13,601	American Reprographics Co.*	135,874
4,921	Ampco-Pittsburgh Corp.	126,519
7,726	Apogee Enterprises, Inc.	106,155
11,375	A-Power Energy Generation Systems Ltd.*	119,324
38,015	Astrotech Corp.*	110,243
50,624	China BAK Battery, Inc.*	101,754
6,960	China Yuchai International Ltd. (Bermuda)	146,856
2,956	Consolidated Graphics, Inc.*	123,886
5,799	Ducommun, Inc.	132,739
13,919	Dycom Industries, Inc.*	147,820
22,973	Eagle Bulk Shipping, Inc.*	133,014
7,502	Ennis, Inc.	138,712
20,242	Excel Maritime Carriers Ltd. (Liberia)*	144,123
32,365	ExpressJet Holdings, Inc.*	129,460
10,869	Fushi Copperweld, Inc.*	120,211
9,672	Gibraltar Industries, Inc.*	145,273
23,235	Great Lakes Dredge & Dock Corp.	125,934
11,076	Greenbrier Cos., Inc.*	180,317
23,460	Innerworkings, Inc.*	140,291
4,153	International Shipholding Corp.	126,002
5,874	Jinpan International Ltd. (China)	102,678
7,334	Kelly Services, Inc., Class A*	117,931
6,061	Ladish Co., Inc.*	166,617
15,546	Lydall, Inc.*	125,301
20,373	Metalico, Inc.*	134,462
1,646	NACCO Industries, Inc., Class A	143,103
17,118	On Assignment, Inc.*	120,340
26,191	Paragon Shipping, Inc., Class A	124,931
16,426	Pinnacle Airlines Corp.*	120,074
7,389	Quanex Building Products Corp.	140,391
20,616	Republic Airways Holdings, Inc.*	129,056
9,242	Rush Enterprises, Inc., Class A*	149,905
8,793	Saia, Inc.*	145,700

See Notes to Financial Statements.

61

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,369	School Specialty, Inc.*	$125,957
15,229	SFN Group, Inc.*	130,208
20,691	Sparton Corp.*	120,835
4,734	Standex International Corp.	113,001
41,925	Star Bulk Carriers Corp.	119,486
6,098	TAL International Group, Inc.	158,487
16,706	TBS International PLC, Class A (Ireland)*	134,984
9,952	Tecumseh Products Co., Class A*	127,187
13,975	Titan International, Inc.	173,430
22,225	Ultrapetrol Bahamas Ltd.*	136,017
3,161	Universal Forest Products, Inc.	132,920
5,931	Viad Corp.	138,785
10,084	Vitran Corp., Inc. (Canada)*	153,176
23,965	WCA Waste Corp.*	118,866
7,726	Willis Lease Finance Corp.*	108,473
		6,545,908
	Information Technology—17.2%
37,322	Adaptec, Inc.*	115,325
10,926	Agilysys, Inc.	118,547
12,086	Amtech Systems, Inc.*	115,663
25,106	Anadigics, Inc.*	126,283
18,408	Aviat Networks, Inc.*	119,652
38,259	AXT, Inc.*	167,192
6,061	Bel Fuse, Inc., Class B	141,949
3,966	Black Box Corp.	123,700
41,363	CDC Corp., Class A (Hong Kong)*	110,026
24,171	China Information Security Technology, Inc.*	145,993
32,627	Ciber, Inc.*	129,529
20,504	Cray, Inc.*	138,607
12,946	CTS Corp.	135,933
9,523	Electro Scientific Industries, Inc.*	131,132
10,495	Electronics for Imaging, Inc.*	134,861
24,022	Entropic Communications, Inc.*	126,836
12,759	Epicor Software Corp.*	117,128
19,681	EXFO, Inc. (Canada)*	120,054
31,523	FSI International, Inc.*	120,418
19,644	Gerber Scientific, Inc.*	141,437
19,550	Hutchinson Technology, Inc.*	119,059
11,076	Imation Corp.*	120,064
11,038	InfoSpace, Inc.*	115,568
11,562	Integrated Silicon Solution, Inc.*	142,559
14,442	Internet Capital Group, Inc.*	142,831
8,830	Intevac, Inc.*	122,914
8,868	Kenexa Corp.*	133,109
32,982	Kopin Corp.*	138,854
16,837	Kulicke & Soffa Industries, Inc.*	138,063
33,244	Lattice Semiconductor Corp.*	175,196
26,416	Mattson Technology, Inc.*	118,872
8,287	Measurement Specialties, Inc.*	136,487
12,328	Methode Electronics, Inc., Class A	136,841

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,229	Mindspeed Technologies, Inc.*	$152,747
14,480	ModusLink Global Solutions, Inc.*	129,306
12,871	Nanometrics, Inc.*	137,720
19,345	Ness Technologies, Inc.*	125,162
33,899	NetList, Inc.*	100,680
9,765	Newport Corp.*	115,520
22,262	Nova Measuring Instruments Ltd. (Israel)*	123,331
18,128	Novatel Wireless, Inc.*	124,177
53,056	Openwave Systems, Inc.*	118,315
6,586	Oplink Communications, Inc.*	99,514
11,263	Orbotech Ltd. (Israel)*	136,282
10,832	Perficient, Inc.*	135,075
23,965	Photronics, Inc.*	130,609
43,739	Planar Systems, Inc.*	114,159
28,923	Power-One, Inc.*	227,335
63,234	Qiao Xing Universal Telephone, Inc. (China)*	107,498
8,550	Radiant Systems, Inc.*	120,298
5,519	RADWARE Ltd. (Israel)*	109,221
15,341	Richardson Electronics Ltd.	176,268
6,043	Rubicon Technology, Inc.*	164,007
14,237	Rudolph Technologies, Inc.*	135,679
14,480	Sierra Wireless, Inc. (Canada)*	116,419
11,412	Silicon Graphics International Corp.*	112,865
15,827	SMART Modular Technologies (WWH), Inc.*	111,106
13,806	Smith Micro Software, Inc.*	131,019
13,021	Sonic Solutions, Inc.*	163,414
14,050	SonicWALL, Inc.*	142,326
17,548	StarTek, Inc.*	118,975
7,053	Super Micro Computer, Inc.*	100,011
23,105	Technitrol, Inc.	124,767
6,978	Telestone Technologies Corp.*	95,319
17,398	THQ, Inc.*	132,225
13,751	TTM Technologies, Inc.*	149,336
14,330	Ultra Clean Holdings, Inc.*	141,437
43,739	UTStarcom, Inc.*	124,656
7,202	Xyratex Ltd. (Bermuda)*	126,755
11,337	Zoran Corp.*	110,309
13,227	Zygo Corp.*	124,995
		9,229,519
	Materials—6.3%
9,336	A.M. Castle & Co.*	128,090
19,906	Boise, Inc.*	137,152
5,407	Brush Engineered Materials, Inc.*	160,750
9,336	Buckeye Technologies, Inc.*	131,824
4,901	China Agritech, Inc.*	81,014
8,718	China Green Agriculture, Inc.*	110,544
58,108	China Precision Steel, Inc.*	119,702
23,703	Fronteer Development Group, Inc. (Canada)*	145,299
36,761	General Moly, Inc.*	137,486
29,689	General Steel Holdings, Inc. (China)*	110,740

See Notes to Financial Statements.

62

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,513	Gulf Resources, Inc.*	$113,015
3,442	Haynes International, Inc.	123,602
26,584	Headwaters, Inc.*	159,504
10,271	KapStone Paper and Packaging Corp.*	132,496
6,941	KMG Chemicals, Inc.	127,992
23,160	Mercer International, Inc.*	127,612
11,637	Myers Industries, Inc.	126,378
7,708	Neenah Paper, Inc.	134,890
3,742	Olympic Steel, Inc.	118,921
4,509	Quaker Chemical Corp.	141,898
10,420	Spartech Corp.*	148,381
42,074	Sutor Technology Group Ltd.*	115,704
5,088	Universal Stainless & Alloy Products, Inc.*	118,703
20,467	US Energy Corp. Wyoming*	125,258
40,147	Verso Paper Corp.*	210,370
12,665	Zoltek Cos., Inc.*	124,624
		3,411,949
	Telecommunication Services—0.6%
26,248	FiberTower Corp.*	142,789
18,839	IDT Corp., Class B*	186,695
		329,484
	Utilities—0.4%
6,941	Brookfield Infrastructure Partners LP (Bermuda)	122,509
12,440	China Natural Gas, Inc.*	113,079
		235,588
	Total Common Stocks and Other Equity Interests (Cost $45,727,166)	53,766,834
	Money Market Fund—0.1%
68,442	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $68,442)	68,442
	Total Investments (Cost $45,795,608)—100.1%	53,835,276
	Liabilities in excess of other assets—(0.1%)	(76,968)
	Net Assets—100.0%	$53,758,308

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

63

Schedule of Investments

PowerShares Zacks Small Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—15.2%
3,286	American Greetings Corp., Class A	$80,704
2,586	America's Car-Mart, Inc.*	65,503
7,448	Amerigon, Inc.*	73,065
190	Biglari Holdings, Inc.*	74,337
4,952	Brown Shoe Co., Inc.	93,098
8,404	Caribou Coffee Co., Inc.*	74,375
2,357	Carter's, Inc.*	75,943
2,970	Cato Corp. (The), Class A	70,537
1,698	Cavco Industries, Inc.*	66,511
3,566	Cooper Tire & Rubber Co.	75,670
2,036	Core-Mark Holding Co., Inc.*	62,139
620	Deckers Outdoor Corp.*	87,160
3,668	Dillard's, Inc., Class A	102,997
2,676	DineEquity, Inc.*	110,064
6,144	Dolan Media Co.*	73,052
7,854	Exide Technologies*	46,653
3,038	Grand Canyon Education, Inc.*	73,459
2,102	Group 1 Automotive, Inc.*	65,267
3,848	iRobot Corp.*	77,653
1,742	Jo-Ann Stores, Inc.*	76,857
5,930	Kenneth Cole Productions, Inc., Class A*	73,888
3,936	Kirkland's, Inc.*	87,655
5,991	La-Z-Boy, Inc.*	78,123
2,941	Lincoln Educational Services Corp.*	73,407
4,062	Maidenform Brands, Inc.*	92,695
7,333	Retail Ventures, Inc.*	79,343
3,322	Shoe Carnival, Inc.*	91,886
12,031	Sinclair Broadcast Group, Inc., Class A*	82,894
2,167	Skechers U.S.A., Inc., Class A*	83,104
10,120	Spartan Motors, Inc.	62,440
7,748	Standard Motor Products, Inc.	82,594
7,691	Stein Mart, Inc.*	72,911
3,724	Steinway Musical Instruments, Inc.*	71,352
8,698	Stoneridge, Inc.*	93,851
1,214	UniFirst Corp.	59,328
3,308	Universal Technical Institute, Inc.*	79,260
		2,789,775
	Consumer Staples—3.3%
2,622	American Dairy, Inc.*	49,818
1,783	American Italian Pasta Co., Class A*	69,947
1,322	Boston Beer Co., Inc., Class A*	75,367
4,780	China-Biotics, Inc.*	85,179
4,140	Chiquita Brands International, Inc.*	62,266
1,452	J & J Snack Foods Corp.	67,649
3,942	Revlon, Inc., Class A*	69,064
7,522	Schiff Nutrition International, Inc.	53,331
2,250	Seneca Foods Corp., Class A*	73,890
		606,511

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy—4.8%
7,837	Crosstex Energy, Inc.*	$70,768
2,364	Global Partners LP	54,230
3,476	Gulf Island Fabrication, Inc.	83,320
5,882	Gulfport Energy Corp.*	73,525
7,746	Houston American Energy Corp.	101,473
926	Inergy Holdings LP	67,737
966	Lufkin Industries, Inc.	82,236
3,865	Natural Gas Services Group, Inc.*	69,299
1,359	Overseas Shipholding Group, Inc.	68,031
3,920	Patriot Coal Corp.*	77,185
3,809	Stone Energy Corp.*	62,087
5,804	TETRA Technologies, Inc.*	71,331
		881,222
	Financials—12.3%
2,386	Alliance Financial Corp.	71,508
2,184	American Physicians Capital, Inc.	73,033
3,510	AMERISAFE, Inc.*	60,021
5,074	AmTrust Financial Services, Inc.	69,159
1,508	BancFirst Corp.	66,563
6,504	Cardinal Financial Corp.	71,219
4,340	CNA Surety Corp.*	72,782
3,340	eHealth, Inc.*	45,791
3,352	EZCORP, Inc., Class A*	69,420
3,386	FBL Financial Group, Inc., Class A	87,494
3,274	Forestar Group, Inc.*	73,796
1,530	Infinity Property & Casualty Corp.	70,579
7,818	JMP Group, Inc.	60,511
3,060	Life Partners Holdings, Inc.	70,686
4,456	MarketAxess Holdings, Inc.	70,048
9,000	Meadowbrook Insurance Group, Inc.	71,100
1,424	Navigators Group, Inc. (The)*	57,145
3,641	Nelnet, Inc., Class A	72,674
6,632	Ocwen Financial Corp.*	76,600
5,334	Oriental Financial Group, Inc.	89,184
7,454	Provident New York Bancorp	76,553
4,235	Renasant Corp.	70,005
5,066	Sandy Spring Bancorp, Inc.	88,402
3,202	Southside Bancshares, Inc.	69,099
5,064	SWS Group, Inc.	56,058
8,562	United America Indemnity Ltd., Class A*	81,339
4,621	United Financial Bancorp, Inc.	64,602
2,802	Unitrin, Inc.	81,959
2,240	W.P. Carey & Co. LLC	68,947
7,438	Westfield Financial, Inc.	67,686
4,634	Wilmington Trust Corp.	80,307
1,508	World Acceptance Corp.*	53,202
		2,257,472

See Notes to Financial Statements.

64

Schedule of Investments (Continued)

PowerShares Zacks Small Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—9.6%
3,240	Align Technology, Inc.*	$55,015
1,669	Almost Family, Inc.*	70,699
4,804	American Dental Partners, Inc.*	61,875
8,358	BioScrip, Inc.*	74,720
3,150	Cantel Medical Corp.	62,874
9,028	Celera Corp.*	67,439
12,554	Continucare Corp.*	42,056
3,250	Cyberonics, Inc.*	63,472
6,088	Enzon Pharmaceuticals, Inc.*	64,411
1,868	Genoptix, Inc.*	72,273
4,159	Given Imaging Ltd. (Israel)*	87,256
2,829	Hi-Tech Pharmacal Co., Inc.*	68,830
1,744	ICU Medical, Inc.*	62,104
4,568	Impax Laboratories, Inc.*	82,681
6,458	Jazz Pharmaceuticals, Inc.*	65,484
2,829	Martek Biosciences Corp.*	62,323
10,858	Maxygen, Inc.*	69,600
4,478	Medical Action Industries, Inc.*	53,154
5,068	Omnicell, Inc.*	67,658
11,865	OraSure Technologies, Inc.*	75,224
3,734	PharMerica Corp.*	72,066
10,330	Pozen, Inc.*	111,874
2,091	RehabCare Group, Inc.*	59,635
10,120	Sinovac Biotech Ltd. (China)*	58,595
2,900	Targacept, Inc.*	69,020
2,182	Zoll Medical Corp.*	66,660
		1,766,998
	Industrials—21.2%
5,787	3D Systems Corp.*	90,046
2,948	AAON, Inc.	71,165
3,128	ABM Industries, Inc.	67,221
6,380	Aircastle Ltd. (Bermuda)	76,624
1,192	Allegiant Travel Co.*	61,305
883	Ameron International Corp.	61,271
4,410	Apogee Enterprises, Inc.	60,593
3,612	Beacon Roofing Supply, Inc.*	80,186
8,411	Cenveo, Inc.*	72,082
3,768	Chart Industries, Inc.*	86,626
5,548	China Fire & Security Group, Inc.*	75,897
5,176	Comfort Systems USA, Inc.	72,878
1,800	Consolidated Graphics, Inc.*	75,438
2,892	Cornell Cos., Inc.*	79,530
1,508	CoStar Group, Inc.*	66,277
8,202	Diamond Management & Technology Consultants, Inc.	66,600
5,062	DynCorp International, Inc., Class A*	87,066
10,530	Excel Maritime Carriers Ltd. (Liberia)*	74,974
2,260	Exponent, Inc.*	67,371
9,360	Federal Signal Corp.	75,442

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,448	Greenbrier Cos., Inc.*	$121,253
5,145	Griffon Corp.*	72,544
10,226	Hawaiian Holdings, Inc.*	72,605
4,962	Herley Industries, Inc.*	72,693
12,814	Horizon Lines, Inc., Class A	70,093
2,598	ICF International, Inc.*	60,170
3,128	Jinpan International Ltd. (China)	54,677
3,984	Kadant, Inc.*	79,720
5,390	Knoll, Inc.	75,352
2,250	LB Foster Co., Class A*	66,600
13,637	Metalico, Inc.*	90,004
2,484	Mueller Industries, Inc.	73,651
2,540	Northwest Pipe Co.*	61,265
8,698	On Assignment, Inc.*	61,147
3,211	Orion Marine Group, Inc.*	60,881
7,978	Pinnacle Airlines Corp.*	58,319
2,076	Powell Industries, Inc.*	69,712
2,126	Raven Industries, Inc.	64,545
7,677	Safe Bulkers, Inc. (Marshall Islands)	61,109
4,716	Schawk, Inc.	89,368
5,861	Seaspan Corp. (Hong Kong)	68,632
10,774	SFN Group, Inc.*	92,118
5,332	SmartHeat, Inc.*	44,735
3,742	Standard Parking Corp.*	63,202
3,197	Sterling Construction Co., Inc.*	55,947
2,712	Sun Hydraulics Corp.	75,963
2,539	Tennant Co.	87,570
1,195	Triumph Group, Inc.	92,684
4,183	TrueBlue, Inc.*	66,050
3,188	Tutor Perini Corp.*	77,373
7,582	United Rentals, Inc.*	108,878
1,114	United Stationers, Inc.*	68,199
1,789	Universal Forest Products, Inc.	75,227
		3,880,878
	Information Technology—22.7%
3,947	Acxiom Corp.*	75,309
7,224	Agilysys, Inc.	78,380
4,826	Ariba, Inc.*	68,867
3,510	Bottomline Technologies, Inc.*	61,074
5,108	CEVA, Inc.*	62,522
3,712	Cognex Corp.	77,618
4,692	Cohu, Inc.	75,776
3,442	Constant Contact, Inc.*	87,943
1,936	Cymer, Inc.*	66,114
6,324	Digi International, Inc.*	67,730
3,644	Diodes, Inc.*	78,237
10,802	DivX, Inc.*	90,305
7,146	Echelon Corp.*	67,530
3,162	EchoStar Corp., Class A*	60,742
5,198	Electro Rent Corp.	74,279

See Notes to Financial Statements.

65

Schedule of Investments (Continued)

PowerShares Zacks Small Cap Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,640	Exar Corp.*	$63,850
5,098	EZchip Semiconductor Ltd. (Israel)*	99,233
12,388	Gerber Scientific, Inc.*	89,194
6,548	InfoSpace, Inc.*	68,558
5,279	Insight Enterprises, Inc.*	79,343
10,520	Integrated Silicon Solution, Inc.*	129,712
8,180	Ixia*	83,845
4,670	KVH Industries, Inc.*	70,377
2,907	Manhattan Associates, Inc.*	83,315
3,308	Mellanox Technologies Ltd. (Israel)*	82,038
5,085	Mercury Computer Systems, Inc.*	65,393
5,524	Methode Electronics, Inc., Class A	61,316
8,134	Micrel, Inc.	94,924
2,943	Monolithic Power Systems, Inc.*	72,545
2,557	Multi-Fineline Electronix, Inc.*	66,277
6,982	Nanometrics, Inc.*	74,707
4,093	Oplink Communications, Inc.*	61,845
5,172	OPNET Technologies, Inc.	83,062
1,823	Pegasystems, Inc.	57,734
6,899	Pericom Semiconductor Corp.*	80,580
10,564	PRGX Global, Inc.*	71,413
8,090	RadiSys Corp.*	79,201
3,967	RADWARE Ltd. (Israel)*	78,507
2,776	Rofin-Sinar Technologies, Inc.*	73,731
8,161	Sapient Corp.	83,487
7,838	Smith Micro Software, Inc.*	74,383
7,971	SonicWALL, Inc.*	80,746
2,914	Sourcefire, Inc.*	65,186
3,046	Standard Microsystems Corp.*	78,221
2,639	Stratasys, Inc.*	62,914
11,908	Symmetricom, Inc.*	78,950
4,057	Tekelec*	73,553
2,656	TNS, Inc.*	68,923
5,657	Travelzoo, Inc.*	112,801
10,118	TriQuint Semiconductor, Inc.*	76,290
3,245	Tyler Technologies, Inc.*	55,295
4,454	Ultratech, Inc.*	65,429
2,101	Unisys Corp.*	58,870
1,912	Veeco Instruments, Inc.*	84,109
6,808	Virtusa Corp.*	70,054
		4,152,337
	Materials—7.3%
2,172	Arch Chemicals, Inc.	73,870
4,242	China Green Agriculture, Inc.*	53,789
1,253	Clearwater Paper Corp.*	79,791
7,538	Ferro Corp.*	82,315
3,111	Innophos Holdings, Inc.	88,632
6,232	Innospec, Inc.	82,948
1,732	Kaiser Aluminum Corp.	69,609
2,187	Koppers Holdings, Inc.	61,608

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,614	LSB Industries, Inc.*	$81,945
4,364	Neenah Paper, Inc.	76,370
10,734	Omnova Solutions, Inc.*	82,115
3,481	Quaker Chemical Corp.	109,547
806	Schweitzer-Mauduit International, Inc.	45,877
11,506	Silvercorp Metals, Inc. (Canada)	94,694
6,042	Stillwater Mining Co.*	102,110
6,886	Wausau Paper Corp.*	60,941
2,958	Westlake Chemical Corp.	83,061
		1,329,222
	Telecommunication Services—0.7%
10,248	General Communication, Inc., Class A*	63,025
4,113	Otelco, Inc.	65,068
		128,093
	Utilities—2.9%
1,844	American States Water Co.	68,818
2,048	Chesapeake Utilities Corp.	61,686
3,160	El Paso Electric Co.*	67,150
1,880	Laclede Group, Inc. (The)	64,070
5,225	PNM Resources, Inc.	71,008
3,116	Portland General Electric Co.	61,946
2,195	Southwest Gas Corp.	68,265
2,238	UIL Holdings Corp.	64,969
		527,912
	Total Common Stocks and Other Equity Interests (Cost $14,484,736)	18,320,420
	Money Market Fund—0.3%
53,156	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $53,156)	53,156
	Total Investments (Cost $14,537,892)—100.3%	18,373,576
	Liabilities in excess of other assets—(0.3%)	(51,324)
	Net Assets—100.0%	$18,322,252

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

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Statements of Assets and Liabilities

April 30, 2010

	PowerShares Dynamic Large Cap Growth Portfolio	PowerShares Dynamic Large Cap Portfolio	PowerShares Dynamic Large Cap Value Portfolio	PowerShares Dynamic Mid Cap Growth Portfolio	PowerShares Dynamic Mid Cap Portfolio	PowerShares Dynamic Mid Cap Value Portfolio
ASSETS:
Investments, at value	$230,439,037	$38,390,478	$349,338,681	$128,174,502	$25,393,810	$43,864,123
Receivables:
Dividends	125,460	43,725	656,058	8,699	5,622	17,106
Investments sold	—	—	—	—	—	—
Expense waivers	—	6,938	—	306	8,426	6,898
Other assets	3,002	3,001	3,000	3,001	3,000	3,000
Total Assets	230,567,499	38,444,142	349,997,739	128,186,508	25,410,858	43,891,127
LIABILITES:
Due to custodian	6,800	4,694	480,635	6,305	6,064	6,063
Payables:
Shares repurchased	—	—	—	—	—	—
Expense recapture	—	—	1,123	—	—	—
Accrued advisory fees	96,623	16,255	144,413	53,525	10,618	18,661
Accrued expenses	129,767	46,871	106,170	82,364	41,351	47,913
Total Liabilities	233,190	67,820	732,341	142,194	58,033	72,637
NET ASSETS	$230,334,309	$38,376,322	$349,265,398	$128,044,314	$25,352,825	$43,818,490
NET ASSETS CONSIST OF:
Shares of beneficial interest	$422,797,458	$41,463,523	$406,086,577	$260,987,065	$28,990,931	$79,204,220
Undistributed net investment income (loss)	213,527	134,136	1,901,210	(7,909)	31,725	44,286
Accumulated net realized loss on investments and foreign currency related transactions	(228,446,457)	(8,490,091)	(92,357,663)	(155,387,701)	(8,127,091)	(40,621,034)
Net unrealized appreciation on investments	35,769,781	5,268,754	33,635,274	22,452,859	4,457,260	5,191,018
Net Assets	$230,334,309	$38,376,322	$349,265,398	$128,044,314	$25,352,825	$43,818,490
Shares outstanding (unlimited amount authorized, $0.01 par value)	15,450,000	1,650,000	19,350,000	6,700,000	1,100,000	2,850,000
Net asset value	$14.91	$23.26	$18.05	$19.11	$23.05	$15.37
Share price	$15.05	$23.26	$18.18	$19.32	$23.04	$15.36
Investments, at cost	$194,669,256	$33,121,724	$315,703,407	$105,721,643	$20,936,550	$38,673,105

See Notes to Financial Statements.

	PowerShares Dynamic Small Cap Growth Portfolio	PowerShares Dynamic Small Cap Portfolio	PowerShares Dynamic Small Cap Value Portfolio	PowerShares FTSE NASDAQ Small Cap Portfolio	PowerShares Zacks Micro Cap Portfolio	PowerShares Zacks Small Cap Portfolio
ASSETS:
Investments, at value	$32,523,532	$18,999,010	$72,511,387	$1,263,986	$53,835,276	$18,373,576
Receivables:
Dividends	860	4,068	24,533	884	6,745	2,633
Investments sold	3,040	—	—	1,291,098	4,960	—
Expense waivers	8,055	8,167	6,127	—	6,528	6,660
Other assets	3,002	3,001	3,000	—	3,000	3,000
Total Assets	32,538,489	19,014,246	72,545,047	2,555,968	53,856,509	18,385,869
LIABILITES:
Due to custodian	6,064	6,064	6,071	4,139	6,064	6,064
Payables:
Shares repurchased	—	—	—	1,282,382	—	—
Expense recapture	—	—	—	—	—	—
Accrued advisory fees	13,570	8,174	30,411	1,433	21,590	8,279
Accrued expenses	46,353	39,933	55,461	—	70,547	49,274
Total Liabilities	65,987	54,171	91,943	1,287,954	98,201	63,617
NET ASSETS	$32,472,502	$18,960,075	$72,453,104	$1,268,014	$53,758,308	$18,322,252
NET ASSETS CONSIST OF:
Shares of beneficial interest	$70,655,869	$22,580,348	$102,181,898	$1,613,290	$120,195,963	$46,270,595
Undistributed net investment income (loss)	(3,517)	(2,868)	68,424	(453)	114,810	(28,645)
Accumulated net realized loss on investments and foreign currency related transactions	(42,242,759)	(6,388,834)	(39,470,993)	(419,996)	(74,592,133)	(31,755,382)
Net unrealized appreciation on investments	4,062,909	2,771,429	9,673,775	75,173	8,039,668	3,835,684
Net Assets	$32,472,502	$18,960,075	$72,453,104	$1,268,014	$53,758,308	$18,322,252
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,300,000	900,000	4,950,000	50,000	4,600,000	900,000
Net asset value	$14.12	$21.07	$14.64	$25.36	$11.69	$20.36
Share price	$14.10	$21.05	$14.62	$25.34	$11.68	$20.32
Investments, at cost	$28,460,623	$16,227,581	$62,837,612	$1,188,813	$45,795,608	$14,537,892

Statements of Operations

Year Ended April 30, 2010

	PowerShares Dynamic Large Cap Growth Portfolio	PowerShares Dynamic Large Cap Portfolio	PowerShares Dynamic Large Cap Value Portfolio	PowerShares Dynamic Mid Cap Growth Portfolio	PowerShares Dynamic Mid Cap Portfolio	PowerShares Dynamic Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividend income	$2,839,115	$756,879	$9,726,570	$864,447	$345,497	$1,015,871
Foreign withholding tax	—	—	—	—	(10)	(78)
Total Income	2,839,115	756,879	9,726,570	864,447	345,487	1,015,793
EXPENSES:
Advisory fees	1,337,294	191,981	1,577,934	658,924	109,792	212,719
Sub-licensing	80,237	19,198	94,676	39,535	10,979	12,763
Accounting & Administration fees	68,080	64,668	77,291	71,034	64,668	64,668
Printing	56,062	3,308	25,889	27,670	2,217	8,311
Professional fees	41,353	31,331	41,608	35,806	30,613	31,600
Custodian & transfer agent fees	21,273	16,276	26,027	12,309	16,022	12,790
Trustees	13,284	5,365	14,592	8,678	4,784	5,497
Listing fee and expenses	2,801	190	2,801	2,801	190	2,801
Other expenses	13,076	4,595	21,162	9,433	4,212	5,828
Total Expenses	1,633,460	336,912	1,881,980	866,190	243,477	356,977
(Waivers) and/or Recapture	—	(87,338)	92,287	(35,946)	(100,746)	(88,952)
Net Expenses	1,633,460	249,574	1,974,267	830,244	142,731	268,025
Net Investment Income (Loss)	1,205,655	507,305	7,752,303	34,203	202,756	747,768
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(21,020,881)	(2,036,315)	(15,724,637)	(14,489,807)	(345,193)	(3,353,963)
In-kind redemptions	56,514,529	5,287,497	58,503,585	35,256,779	5,274,094	12,214,717
Foreign currency related transactions	—	—	—	—	—	—
Net realized gain (loss)	35,493,648	3,251,182	42,778,948	20,766,972	4,928,901	8,860,754
Net change in unrealized appreciation on:
Investments	47,840,479	7,535,604	45,537,586	21,155,475	2,726,518	4,919,548
Net realized and unrealized gain on investments	83,334,127	10,786,786	88,316,534	41,922,447	7,655,419	13,780,302
Net increase in net assets resulting from operations	$84,539,782	$11,294,091	$96,068,837	$41,956,650	$7,858,175	$14,528,070

See Notes to Financial Statements.

	PowerShares Dynamic Small Cap Growth Portfolio	PowerShares Dynamic Small Cap Portfolio	PowerShares Dynamic Small Cap Value Portfolio	PowerShares FTSE NASDAQ Small Cap Portfolio	PowerShares Zacks Micro Cap Portfolio	PowerShares Zacks Small Cap Portfolio
INVESTMENT INCOME:
Dividend income	$334,437	$213,752	$925,298	$14,495	$524,842	$215,236
Foreign withholding tax	—	—	—	(180)	(77)	(191)
Total Income	334,437	213,752	925,298	14,315	524,765	215,045
EXPENSES:
Advisory fees	160,859	86,009	340,392	14,740	242,462	107,201
Sub-licensing	9,652	8,601	20,423	—	48,493	21,440
Accounting & Administration fees	64,668	64,668	64,668	—	64,668	64,668
Printing	7,299	2,073	14,810	—	15,590	4,164
Professional fees	31,207	30,353	32,688	—	31,906	30,748
Custodian & transfer agent fees	15,419	15,772	14,417	—	20,474	16,572
Trustees	5,183	4,612	6,339	—	5,742	4,784
Listing fee and expenses	2,801	190	2,801	—	2,801	2,801
Other expenses	5,661	3,696	6,565	—	17,009	7,914
Total Expenses	302,749	215,974	503,103	14,740	449,145	260,292
(Waivers) and/or Recapture	(100,066)	(104,162)	(74,209)	—	(109,697)	(110,211)
Net Expenses	202,683	111,812	428,894	14,740	339,448	150,081
Net Investment Income (Loss)	131,754	101,940	496,404	(425)	185,317	64,964
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(2,435,029)	(1,020,282)	1,738,084	(109,181)	(4,194,979)	(5,536,119)
In-kind redemptions	10,245,107	5,547,196	19,833,941	307,092	7,367,854	4,221,622
Foreign currency related transactions	—	—	—	85	—	—
Net realized gain (loss)	7,810,078	4,526,914	21,572,025	197,996	3,172,875	(1,314,497)
Net change in unrealized appreciation on:
Investments	1,643,478	1,470,837	1,754,558	666,158	14,647,681	8,443,309
Net realized and unrealized gain on investments	9,453,556	5,997,751	23,326,583	864,154	17,820,556	7,128,812
Net increase in net assets resulting from operations	$9,585,310	$6,099,691	$23,822,987	$863,729	$18,005,873	$7,193,776

Statements of Changes in Net Assets

	PowerShares Dynamic Large Cap Growth Portfolio		PowerShares Dynamic Large Cap Portfolio		PowerShares Dynamic Large Cap Value Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$1,205,655	$2,616,591	$507,305	$526,095	$7,752,303	$6,449,448
Net realized gain (loss) on investments and foreign currency related transactions	35,493,648	(209,521,493)	3,251,182	(10,453,800)	42,778,948	(86,285,630)
Net change in unrealized appreciation (depreciation) on investments	47,840,479	(5,830,350)	7,535,604	(2,016,677)	45,537,586	(3,795,554)
Net increase (decrease) in net assets resulting from operations	84,539,782	(212,735,252)	11,294,091	(11,944,382)	96,068,837	(83,631,736)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(99,913)	(483,455)	(11,223)	60,111	103,798	385,582
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,004,571)	(2,172,246)	(600,837)	(365,160)	(7,967,039)	(4,825,414)
Net realized gains	—	—	—	—	—	—
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(2,004,571)	(2,172,246)	(600,837)	(365,160)	(7,967,039)	(4,825,414)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	210,435,034	373,056,998	25,831,453	44,327,546	345,199,877	275,942,116
Value of shares repurchased	(343,808,377)	(542,585,810)	(31,503,303)	(24,585,380)	(346,735,324)	(177,275,109)
Net income equalization	99,913	483,455	11,223	(60,111)	(103,798)	(385,582)
Net increase (decrease) in net assets resulting from shares transactions	(133,273,430)	(169,045,357)	(5,660,627)	19,682,055	(1,639,245)	98,281,425
Increase (Decrease) in Net Assets	(50,838,132)	(384,436,310)	5,021,404	7,432,624	86,566,351	10,209,857
NET ASSETS:
Beginning of year	281,172,441	665,608,751	33,354,918	25,922,294	262,699,047	252,489,190
End of year	$230,334,309	$281,172,441	$38,376,322	$33,354,918	$349,265,398	$262,699,047
Undistributed net investment income (loss) at end of year	$213,527	$1,012,443	$134,136	$227,668	$1,901,210	$2,103,695
CHANGES IN SHARES OUTSTANDING:
Shares sold	16,300,000	24,800,000	1,300,000	2,200,000	21,400,000	18,100,000
Shares repurchased	(26,350,000)	(37,700,000)	(1,550,000)	(1,300,000)	(21,450,000)	(11,800,000)
Shares outstanding, beginning of year	25,500,000	38,400,000	1,900,000	1,000,000	19,400,000	13,100,000
Shares outstanding, end of year	15,450,000	25,500,000	1,650,000	1,900,000	19,350,000	19,400,000

See Notes to Financial Statements.

	PowerShares Dynamic Mid Cap Growth Portfolio		PowerShares Dynamic Mid Cap Portfolio		PowerShares Dynamic Mid Cap Value Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$34,203	$(179,614)	$202,756	$127,257	$747,768	$1,065,635
Net realized gain (loss) on investments and foreign currency related transactions	20,766,972	(141,645,958)	4,928,901	(9,039,856)	8,860,754	(32,014,006)
Net change in unrealized appreciation (depreciation) on investments	21,155,475	(5,415,786)	2,726,518	1,438,191	4,919,548	5,502,827
Net increase (decrease) in net assets resulting from operations	41,956,650	(147,241,358)	7,858,175	(7,474,408)	14,528,070	(25,445,544)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(25,821)	126,522	(1,870)	5,421	(12,087)	(58,260)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(33,475)	—	(182,736)	(132,595)	(858,787)	(992,947)
Net realized gains	—	—	—	—	—	—
Return of capital	(67,025)	—	—	—	—	—
Total distributions to shareholders	(100,500)	—	(182,736)	(132,595)	(858,787)	(992,947)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	145,511,108	376,214,214	20,468,037	25,177,425	52,444,863	67,494,471
Value of shares repurchased	(199,360,714)	(479,081,004)	(20,719,244)	(25,110,529)	(61,351,368)	(81,380,622)
Net income equalization	25,821	(126,522)	1,870	(5,421)	12,087	58,260
Net increase (decrease) in net assets resulting from shares transactions	(53,823,785)	(102,993,312)	(249,337)	61,475	(8,894,418)	(13,827,891)
Increase (Decrease) in Net Assets	(11,993,456)	(250,108,148)	7,424,232	(7,540,107)	4,762,778	(40,324,642)
NET ASSETS:
Beginning of year	140,037,770	390,145,918	17,928,593	25,468,700	39,055,712	79,380,354
End of year	$128,044,314	$140,037,770	$25,352,825	$17,928,593	$43,818,490	$39,055,712
Undistributed net investment income (loss) at end of year	$(7,909)	$(8,637)	$31,725	$11,690	$44,286	$155,305
CHANGES IN SHARES OUTSTANDING:
Shares sold	9,250,000	19,500,000	1,050,000	1,300,000	4,000,000	4,700,000
Shares repurchased	(12,650,000)	(26,900,000)	(1,050,000)	(1,200,000)	(4,650,000)	(5,900,000)
Shares outstanding, beginning of year	10,100,000	17,500,000	1,100,000	1,000,000	3,500,000	4,700,000
Shares outstanding, end of year	6,700,000	10,100,000	1,100,000	1,100,000	2,850,000	3,500,000

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Small Cap Growth Portfolio		PowerShares Dynamic Small Cap Portfolio		PowerShares Dynamic Small Cap Value Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$131,754	$44,573	$101,940	$70,485	$496,404	$759,918
Net realized gain (loss) on investments and foreign currency related transactions	7,810,078	(20,517,559)	4,526,914	(7,314,141)	21,572,025	(42,648,592)
Net change in unrealized appreciation (depreciation) on investments	1,643,478	1,656,821	1,470,837	996,503	1,754,558	7,267,334
Net increase (decrease) in net assets resulting from operations	9,585,310	(18,816,165)	6,099,691	(6,247,153)	23,822,987	(34,621,340)
Undistributed net investment income (loss) included in the price of units issued and redeemed	28,509	(11,854)	1,575	9,361	5,750	16,498
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(193,877)	—	(130,765)	(45,596)	(464,268)	(695,379)
Net realized gains	—	—	—	—	—	—
Return of capital	(41,471)	—	(12,826)	—	—	—
Total distributions to shareholders	(235,348)	—	(143,591)	(45,596)	(464,268)	(695,379)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	42,804,831	56,905,093	23,140,278	28,838,189	100,268,941	116,494,999
Value of shares repurchased	(51,166,233)	(58,451,236)	(23,666,253)	(25,329,007)	(113,427,132)	(110,592,430)
Net income equalization	(28,509)	11,854	(1,575)	(9,361)	(5,750)	(16,498)
Net increase (decrease) in net assets resulting from shares transactions	(8,389,911)	(1,534,289)	(527,550)	3,499,821	(13,163,941)	5,886,071
Increase (Decrease) in Net Assets	988,560	(20,362,308)	5,430,125	(2,783,567)	10,200,528	(29,414,150)
NET ASSETS:
Beginning of year	31,483,942	51,846,250	13,529,950	16,313,517	62,252,576	91,666,726
End of year	$32,472,502	$31,483,942	$18,960,075	$13,529,950	$72,453,104	$62,252,576
Undistributed net investment income (loss) at end of year	$(3,517)	$44,573	$(2,868)	$24,889	$68,424	$64,539
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,600,000	4,200,000	1,350,000	1,600,000	8,400,000	9,200,000
Shares repurchased	(4,300,000)	(4,500,000)	(1,350,000)	(1,400,000)	(9,450,000)	(9,000,000)
Shares outstanding, beginning of year	3,000,000	3,300,000	900,000	700,000	6,000,000	5,800,000
Shares outstanding, end of year	2,300,000	3,000,000	900,000	900,000	4,950,000	6,000,000

See Notes to Financial Statements.

	PowerShares FTSE NASDAQ Small Cap Portfolio		PowerShares Zacks Micro Cap Portfolio		PowerShares Zacks Small Cap Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$(425)	$5,718	$185,317	$730,416	$64,964	$162,057
Net realized gain (loss) on investments and foreign currency related transactions	197,996	(474,057)	3,172,875	(34,834,317)	(1,314,497)	(16,420,390)
Net change in unrealized appreciation (depreciation) on investments	666,158	(581,586)	14,647,681	928,684	8,443,309	984,972
Net increase (decrease) in net assets resulting from operations	863,729	(1,049,925)	18,005,873	(33,175,217)	7,193,776	(15,273,361)
Undistributed net investment income (loss) included in the price of units issued and redeemed	374	(243)	39,210	24,697	27,197	26,245
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,663)	(15,180)	(402,300)	(1,156,194)	(81,588)	(210,193)
Net realized gains	—	(9)	—	—	—	—
Return of capital	—	—	—	—	—	(20,801)
Total distributions to shareholders	(1,663)	(15,189)	(402,300)	(1,156,194)	(81,588)	(230,994)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,077,287	3,240,574	42,740,058	62,276,992	10,084,697	26,838,752
Value of shares repurchased	(2,359,669)	(3,050,022)	(53,545,721)	(75,052,710)	(17,663,023)	(32,175,789)
Net income equalization	(374)	243	(39,210)	(24,697)	(27,197)	(26,245)
Net increase (decrease) in net assets resulting from shares transactions	(1,282,756)	190,795	(10,844,873)	(12,800,415)	(7,605,523)	(5,363,282)
Increase (Decrease) in Net Assets	(420,316)	(874,562)	6,797,910	(47,107,129)	(466,138)	(20,841,392)
NET ASSETS:
Beginning of year	1,688,330	2,562,892	46,960,398	94,067,527	18,788,390	39,629,782
End of year	$1,268,014	$1,688,330	$53,758,308	$46,960,398	$18,322,252	$18,788,390
Undistributed net investment income (loss) at end of year	$(453)	$1,474	$114,810	$117,342	$(28,645)	$(3,195)
CHANGES IN SHARES OUTSTANDING:
Shares sold	50,000	200,000	4,550,000	6,200,000	600,000	1,400,000
Shares repurchased	(100,000)	(200,000)	(5,750,000)	(7,300,000)	(1,000,000)	(1,800,000)
Shares outstanding, beginning of year	100,000	100,000	5,800,000	6,900,000	1,300,000	1,700,000
Shares outstanding, end of year	50,000	100,000	4,600,000	5,800,000	900,000	1,300,000

Financial Highlights

PowerShares Dynamic Large Cap Growth Portfolio

	Year Ended April 30,
	2010		2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.03		$17.33	$17.46	$16.35	$14.11
Net investment income (loss)**	0.06		0.08	0.07	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	3.91		(6.30)	(0.16)	1.11	2.25
Total from investment operations	3.97		(6.22)	(0.09)	1.13	2.24
Distributions to shareholders from:
Net investment income	(0.09)		(0.08)	(0.04)	(0.02)	0.00 (a)
Return of capital	—		—	—	0.00 (a)	—
Total distributions	(0.09)		(0.08)	(0.04)	(0.02)	—
Net asset value at end of period	$14.91		$11.03	$17.33	$17.46	$16.35
Share price at end of period***	$15.05		$11.03
NET ASSET VALUE, TOTAL RETURN****	36.15%		(35.93)%	(0.56)%	6.92%	15.89%
SHARE PRICE TOTAL RETURN****	36.15%		(35.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$230,334		$281,172	$665,609	$277,598	$148,750
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.61%		0.61%	0.63%	0.63%	0.64%
Expenses, prior to (Waivers) and/or Recapture	0.61%		0.60%	0.60%	0.68%	0.80%
Net investment income (loss), after (Waivers) and/or Recapture	0.45%		0.60%	0.37%	0.13%	(0.04)%
Portfolio turnover rate †	67%		88%	46%	57%	73%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.02)	$0.02	$0.00 (a)	—

PowerShares Dynamic Large Cap Portfolio

	Year Ended April 30,			For the Period December 1, 2006* Through
	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.56	$25.92	$27.00	$25.18
Net investment income**	0.27	0.34	0.27	0.12
Net realized and unrealized gain (loss) on investments	5.74	(8.44)	(1.14)	1.78
Total from investment operations	6.01	(8.10)	(0.87)	1.90
Distributions to shareholders from:
Net investment income	(0.31)	(0.26)	(0.21)	(0.08)
Net asset value at end of period	$23.26	$17.56	$25.92	$27.00
Share price at end of period***	$23.26	$17.55
NET ASSET VALUE, TOTAL RETURN****	34.56%	(31.47)%	(3.26)%	7.55%
SHARE PRICE TOTAL RETURN****	34.64%	(31.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$38,376	$33,355	$25,922	$10,798
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.73%	0.74%††
Expenses, prior to (Waivers) and/or Recapture	0.88%	0.93%	1.38%	1.45%††
Net investment income, after (Waivers) and/or Recapture	1.32%	1.71%	1.03%	1.05%††
Portfolio turnover rate †	62%	57%	49%	3%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.04	$0.06	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

††  Annualized.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Large Cap Value Portfolio

	Year Ended April 30,
	2010	2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.54	$19.27	$20.72	$17.41	$14.52
Net investment income*	0.39	0.41	0.43	0.39	0.28
Net realized and unrealized gain (loss) on investments	4.52	(5.81)	(1.40)	3.21	2.85
Total from investment operations	4.91	(5.40)	(0.97)	3.60	3.13
Distributions to shareholders from:
Net investment income	(0.40)	(0.33)	(0.48)	(0.29)	(0.24)
Net asset value at end of period	$18.05	$13.54	$19.27	$20.72	$17.41
Share price at end of period**	$18.18	$13.55
NET ASSET VALUE, TOTAL RETURN***	36.69%	(28.30)%	(4.78)%	20.85%	21.71%
SHARE PRICE TOTAL RETURN***	36.67%	(28.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$349,265	$262,699	$252,489	$292,130	$90,532
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.65%
Expenses, prior to (Waivers) and/or Recapture	0.60%	0.61%	0.59%	0.67%	0.94%
Net investment income, after (Waivers) and/or Recapture	2.46%	2.71%	2.14%	2.00%	1.75%
Portfolio turnover rate †	47%	77%	22%	16%	29%
Undistributed net investment income included in price of units issued and redeemed*#	$0.01	$0.02	$0.00 (a)	$0.03	—

PowerShares Dynamic Mid Cap Growth Portfolio

	Year Ended April 30,
	2010		2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.87		$22.29	$21.09	$18.79	$13.92
Net investment income (loss)*	0.00	(a)	(0.01)	0.00 (a)	(0.03)	0.28
Net realized and unrealized gain (loss) on investments	5.25		(8.41)	1.20	2.44	4.59
Total from investment operations	5.25		(8.42)	1.20	2.41	4.87
Distributions to shareholders from:
Net investment income	(0.00	)(a)	—	—	(0.11)	—
Return of capital	(0.01)		—	0.00 (a)	0.00 (a)	—
Total distributions	(0.01)		—	—	(0.11)	—
Net asset value at end of period	$19.11		$13.87	$22.29	$21.09	$18.79
Share price at end of period**	$19.32		$13.85
NET ASSET VALUE, TOTAL RETURN***	37.89%		(37.78)%	5.70%	12.91%	34.99%
SHARE PRICE TOTAL RETURN***	38.02%		(37.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$128,044		$140,038	$390,146	$189,794	$103,325
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%		0.63%	0.63%	0.63%	0.65%
Expenses, prior to (Waivers) and/or Recapture	0.66%		0.61%	0.60%	0.73%	0.90%
Net investment income (loss), after (Waivers) and/or Recapture	0.03%		(0.07)%	(0.01)%	(0.15)%	1.56%
Portfolio turnover rate †	75%		81%	80%	69%	86%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.00	)(a)	$0.01	$(0.01)	$0.02	—

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Mid Cap Portfolio

	Year Ended April 30,				For the Period December 1, 2006* Through
	2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.30		$25.47	$27.98	$25.26
Net investment income**	0.18		0.13	0.11	0.10
Net realized and unrealized gain (loss) on investments	6.73		(9.17)	(2.49)	2.68
Total from investment operations	6.91		(9.04)	(2.38)	2.78
Distributions to shareholders from:
Net investment income	(0.16)		(0.13)	(0.13)	(0.06)
Net asset value at end of period	$23.05		$16.30	$25.47	$27.98
Share price at end of period***	$23.04		$16.29
NET ASSET VALUE, TOTAL RETURN****	42.59%		(35.57)%	(8.54)%	11.04%
SHARE PRICE TOTAL RETURN****	42.62%		(35.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$25,353		$17,929	$25,469	$11,190
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%		0.65%	0.73%	0.74	%†
Expenses, prior to (Waivers) and/or Recapture	1.11%		1.17%	1.34%	1.55	%†
Net investment income, after (Waivers) and/or Recapture	0.92%		0.67%	0.42%	0.91	%†
Portfolio turnover rate ††	76%		79%	99%	7%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.01	$(0.01)	$0.00	(a)

PowerShares Dynamic Mid Cap Value Portfolio

	Year Ended April 30,
	2010		2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.16		$16.89	$20.25	$17.22	$14.47
Net investment income**	0.23		0.26	0.22	0.29	0.22
Net realized and unrealized gain (loss) on investments	4.24		(5.75)	(3.32)	2.97	2.78
Total from investment operations	4.47		(5.49)	(3.10)	3.26	3.00
Distributions to shareholders from:
Net investment income	(0.26)		(0.24)	(0.26)	(0.23)	(0.25)
Net asset value at end of period	$15.37		$11.16	$16.89	$20.25	$17.22
Share price at end of period***	$15.36		$11.13
NET ASSET VALUE, TOTAL RETURN****	40.58%		(32.71)%	(15.47)%	19.14%	20.85%
SHARE PRICE TOTAL RETURN****	40.88%		(32.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$43,818		$39,056	$79,380	$109,356	$56,815
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%		0.63%	0.63%	0.63%	0.67%
Expenses, prior to (Waivers) and/or Recapture	0.84%		0.78%	0.68%	0.82%	1.13%
Net investment income, after (Waivers) and/or Recapture	1.76%		1.95%	1.14%	1.64%	1.33%
Portfolio turnover rate ††	86%		94%	53%	43%	117%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.01)	$0.00 (a)	$0.01	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Small Cap Growth Portfolio

	Year Ended April 30,
	2010	2009	2008		2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.49	$15.71	$18.59		$18.51	$13.90
Net investment income (loss)**	0.05	0.01	(0.05)		(0.05)	0.11
Net realized and unrealized gain (loss) on investments	3.67	(5.23)	(2.83)		0.13	4.50
Total from investment operations	3.72	(5.22)	(2.88)		0.08	4.61
Distributions to shareholders from:
Net investment income	(0.07)	—	—		—	—
Return of Capital	(0.02)	—	—		—	—
Total distributions	(0.09)	—	—		—	—
Net asset value at end of period	$14.12	$10.49	$15.71		$18.59	$18.51
Share price at end of period***	$14.10	$10.48
NET ASSET VALUE, TOTAL RETURN****	35.60%	(33.23)%	(15.49)%		0.43%	33.17%
SHARE PRICE TOTAL RETURN****	35.54%	(33.25)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$32,473	$31,484	$51,846		$61,347	$118,465
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%		0.63%	0.65%
Expenses, prior to (Waivers) and/or Recapture	0.94%	0.86%	0.77%		0.84%	0.90%
Net investment income (loss), after (Waivers) and/or Recapture	0.41%	0.11%	(0.27)%		(0.32)%	0.65%
Portfolio turnover rate †	113%	109%	78%		114%	120%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.00 (a)	$(0.00	)(a)	$(0.02)	—

PowerShares Dynamic Small Cap Portfolio

	Year Ended April 30,			For the Period December 1, 2006* Through
	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.03	$23.31	$26.68	$25.17
Net investment income**	0.11	0.08	0.06	0.00	(a)
Net realized and unrealized gain (loss) on investments	6.08	(8.31)	(3.13)	1.51
Total from investment operations	6.19	(8.23)	(3.07)	1.51
Distributions to shareholders from:
Net investment income	(0.14)	(0.05)	(0.08)	0.00	(a)
Return of capital	(0.01)	—	(0.22)	—
Total distributions	(0.15)	(0.05)	(0.30)	—
Net asset value at end of period	$21.07	$15.03	$23.31	$26.68
Share price at end of period***	$21.05	$15.00
NET ASSET VALUE, TOTAL RETURN****	41.37%	(35.34)%	(11.61)%	6.01%
SHARE PRICE TOTAL RETURN****	41.52%	(35.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$18,960	$13,530	$16,314	$8,005
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.79%	0.74	%††
Expenses, prior to (Waivers) and/or Recapture	1.26%	1.35%	1.96%	1.55	%††
Net investment income, after (Waivers) and/or Recapture	0.59%	0.47%	0.26%	0.04	%††
Portfolio turnover rate †	93%	81%	103%	52%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00 (a)	$0.01	$0.05	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net assets value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning at the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

††  Annualized.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Small Cap Value Portfolio

	Year Ended April 30,
	2010	2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.38	$15.80	$18.68	$17.01	$13.79
Net investment income**	0.09	0.12	0.16	0.13	0.11
Net realized and unrealized gain (loss) on investments	4.25	(5.43)	(2.47)	1.67	3.22
Total from investment operations	4.34	(5.31)	(2.31)	1.80	3.33
Distributions to shareholders from:
Net investment income	(0.08)	(0.11)	(0.16)	(0.13)	(0.11)
Return of capital	—	—	(0.41)	—	—
Total distributions	(0.08)	(0.11)	(0.57)	(0.13)	(0.11)
Net asset value at end of period	$14.64	$10.38	$15.80	$18.68	$17.01
Share price at end of period***	$14.62	$10.36
NET ASSET VALUE, TOTAL RETURN****	42.03%	(33.69)%	(12.51)%	10.64%	24.20%
SHARE PRICE TOTAL RETURN****	42.11%	(33.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$72,453	$62,253	$91,667	$117,680	$66,339
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.66%
Expenses, prior to (Waivers) and/or Recapture	0.74%	0.73%	0.67%	0.80%	1.06%
Net investment income, after (Waivers) and/or Recapture	0.73%	1.00%	0.91%	0.73%	0.73%
Portfolio turnover rate †	116%	98%	86%	76%	118%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$(0.03)	$0.01	—

PowerShares FTSE NASDAQ Small Cap Portfolio

	Year Ended April 30,		For the Period April 1, 2008* Through
	2010	2009	April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.88	$25.63	$25.73
Net investment income**	0.00 (a)	0.05	0.00	(a)
Net realized and unrealized gain (loss) on investments	8.50	(8.65)	(0.10)
Total from investment operations	8.50	(8.60)	(0.10)
Distributions to shareholder from:
Net investment income	(0.02)	(0.15)	—
Net realized gains	—	0.00 (a)	—
Total distributions	(0.02)	(0.15)	—
Net asset value at end of period	$25.36	$16.88	$25.63
Share price at end of period***	$25.34	$16.86
NET ASSET VALUE, TOTAL RETURN****	50.37%	(33.53)%	(0.39	)%(b)
SHARE PRICE TOTAL RETURN****	50.43%	(33.58)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,268	$1,688	$2,563
Ratio to average net assets of:
Expenses	0.70%	0.70%	0.70	%††
Net investment (income) loss	(0.02)%	0.27%	(0.09	)%††
Portfolio turnover rate †	25%	19%	0%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

††  Annualized.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was (0.50)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Zacks Micro Cap Portfolio

	Year Ended April 30,				For the Period August 18, 2005* Through
	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$8.10	$13.63	$18.32	$17.47	$14.79
Net investment income**	0.04	0.12	0.16	0.06	0.00	(a)
Net realized and unrealized gain (loss) on investments	3.62	(5.48)	(4.73)	0.81	2.69
Total from investment operations	3.66	(5.36)	(4.57)	0.87	2.69
Distributions to shareholders from:
Net investment income	(0.07)	(0.17)	(0.12)	(0.02)	(0.01)
Return of capital	—	—	—	—	0.00	(a)
Total distributions	(0.07)	(0.17)	(0.12)	(0.02)	(0.01)
Net asset value at end of period	$11.69	$8.10	$13.63	$18.32	$17.47
Share price at end of period***	$11.68	$8.10
NET ASSET VALUE, TOTAL RETURN****	45.49%	(39.70)%	(25.07)%	4.99%	18.20%
SHARE PRICE TOTAL RETURN****	45.37%	(39.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$53,758	$46,960	$94,068	$192,310	$158,976
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%	0.70%	0.70%	0.71%	0.72	%†
Expenses, prior to (Waivers) and/or Recapture	0.93%	0.86%	0.71%	0.78%	0.82	%†
Net investment income, after (Waivers) and/or Recapture	0.38%	1.11%	0.99%	0.36%	0.01	%†
Portfolio turnover rate ††	78%	51%	54%	72%	78%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.00 (a)	$(0.03)	$0.01	—

PowerShares Zacks Small Cap Portfolio

	Year Ended April 30,					For the Period February 16, 2006* Through
	2010	2009	2008		2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.45	$23.31	$27.51		$26.76	$25.41
Net investment income**	0.05	0.11	0.22	†††	0.05	0.02
Net realized and unrealized gain (loss) on investments	5.92	(8.83)	(4.23)		0.76	1.33
Total from investment operations	5.97	(8.72)	(4.01)		0.81	1.35
Distributions to shareholders from:
Net investment income	(0.06)	(0.13)	(0.19)		(0.06)	—
Return of capital	—	(0.01)	—		0.00 (a)	—
Total distributions	(0.06)	(0.14)	(0.19)		(0.06)	—
Net asset value at end of period	$20.36	$14.45	$23.31		$27.51	$26.76
Share price at end of period***	$20.32	$14.38
NET ASSET VALUE, TOTAL RETURN****	41.41%	(37.56)%	(14.66)%		3.03%	5.31%
SHARE PRICE TOTAL RETURN****	41.82%	(37.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$18,322	$18,788	$39,630		$71,530	$58,866
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%	0.70%	0.70%		0.71%	0.75	%†
Expenses, prior to (Waivers) and/or Recapture	1.21%	1.09%	0.83%		0.89%	1.17	%†
Net investment income, after (Waivers) and/or Recapture	0.30%	0.58%	0.81	%†††	0.19%	0.30	%†
Portfolio turnover rate ††	124%	63%	58%		87%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$0.02	$(0.05)		$0.00 (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Books-A-Million, Inc. on July 5, 2007. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.19 and 0.72%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2010, the Trust offered sixty-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Large Cap Growth Portfolio	"Dynamic Large Cap Growth Portfolio"

PowerShares Dynamic Large Cap Portfolio	"Dynamic Large Cap Portfolio"

PowerShares Dynamic Large Cap Value Portfolio	"Dynamic Large Cap Value Portfolio"

PowerShares Dynamic Mid Cap Growth Portfolio	"Dynamic Mid Cap Growth Portfolio"

PowerShares Dynamic Mid Cap Portfolio	"Dynamic Mid Cap Portfolio"

PowerShares Dynamic Mid Cap Value Portfolio	"Dynamic Mid Cap Value Portfolio"

PowerShares Dynamic Small Cap Growth Portfolio	"Dynamic Small Cap Growth Portfolio"

PowerShares Dynamic Small Cap Portfolio	"Dynamic Small Cap Portfolio"

PowerShares Dynamic Small Cap Value Portfolio	"Dynamic Small Cap Value Portfolio"

PowerShares FTSE NASDAQ Small Cap Portfolio	"FTSE NASDAQ Small Cap Portfolio"

PowerShares Zacks Micro Cap Portfolio	"Zacks Micro Cap Portfolio"

PowerShares Zacks Small Cap Portfolio	"Zacks Small Cap Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc., except for Shares of the FTSE NASDAQ Small Cap Portfolio which are listed and traded on The NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of each Fund are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index

Dynamic Large Cap Portfolio	Dynamic Large Cap IntellidexSM Index

Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index

Dynamic Mid Cap Growth Portfolio	Dynamic Mid Cap Growth IntellidexSM Index

Dynamic Mid Cap Portfolio	Dynamic Mid Cap IntellidexSM Index

Dynamic Mid Cap Value Portfolio	Dynamic Mid Cap Value IntellidexSM Index

Dynamic Small Cap Growth Portfolio	Dynamic Small Cap Growth IntellidexSM Index

Dynamic Small Cap Portfolio	Dynamic Small Cap IntellidexSM Index

Dynamic Small Cap Value Portfolio	Dynamic Small Cap Value IntellidexSM Index

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Fund	Index
FTSE NASDAQ Small Cap Portfolio	FTSE NASDAQ Small Cap Index

Zacks Micro Cap Portfolio	Zacks Micro Cap IndexTM

Zacks Small Cap Portfolio	Zacks Small Cap IndexTM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts ("ADRs") and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. The Funds are not "actively" managed and do not seek returns in excess of their respective Underlying Indices. Therefore, they would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from its Underlying Index.

Non-Diversified Fund Risk. FTSE NASDAQ Small Cap Portfolio is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. If a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for FTSE NASDAQ Small Cap Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

The FTSE NASDAQ Small Cap Portfolio has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the FTSE NASDAQ Small Cap Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and recorded on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for FTSE NASDAQ Small Cap Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. The FTSE NASDAQ Small Cap Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.70% of its average daily net assets and the Adviser has agreed to pay for substantially all expenses of the FTSE NASDAQ Small Cap Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the management fee, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (except for the FTSE NASDAQ Small Cap Portfolio) (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2011. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Excess Expense Agreement does not apply to the FTSE NASDAQ Small Cap Portfolio.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "(Waivers) and/or Recapture." The net amounts of (Waivers) and/or Recapture for the fiscal year ended April 30, 2010 are shown on the Statements of Operations.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2010 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/11	04/30/12	04/30/13
Dynamic Large Cap Portfolio	$285,530	$109,396	$88,796	$87,338
Dynamic Large Cap Value Portfolio	186	—	—	186
Dynamic Mid Cap Growth Portfolio	101,100	26,117	34,730	40,253
Dynamic Mid Cap Portfolio	309,230	108,356	100,131	100,743
Dynamic Mid Cap Value Portfolio	226,778	51,113	86,712	88,953
Dynamic Small Cap Growth Portfolio	280,008	84,184	95,759	100,065
Dynamic Small Cap Portfolio	326,336	115,956	106,215	104,165
Dynamic Small Cap Value Portfolio	193,021	45,829	72,981	74,211
Zacks Micro Cap Portfolio	248,321	33,517	105,107	109,697
Zacks Small Cap Portfolio	306,629	86,368	110,051	110,210

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (formerly, Invesco Aim Distributors, Inc.) (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensors
Dynamic Large Cap Growth Portfolio	NYSE Arca

Dynamic Large Cap Portfolio	NYSE Arca

Dynamic Large Cap Value Portfolio	NYSE Arca

Dynamic Mid Cap Growth Portfolio	NYSE Arca

Dynamic Mid Cap Portfolio	NYSE Arca

Dynamic Mid Cap Value Portfolio	NYSE Arca

Dynamic Small Cap Growth Portfolio	NYSE Arca

Dynamic Small Cap Portfolio	NYSE Arca

Dynamic Small Cap Value Portfolio	NYSE Arca

FTSE NASDAQ Small Cap Portfolio	NASDAQ OMX Group, Inc.

Zacks Micro Cap Portfolio	Zacks Investment Research, Inc.

Zacks Small Cap Portfolio	Zacks Investment Research, Inc.

Each Underlying Index name trademark is owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds (other than FTSE NASDAQ Small Cap Portfolio) are required to pay the sub-licensing fees, which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Large Cap Growth Portfolio
Equity Securities	$230,332,530	$—	$—	$230,332,530
Money Market Fund	106,507	—	—	106,507
Total Investments	230,439,037	—	—	230,439,037
Dynamic Large Cap Portfolio
Equity Securities	38,361,787	—	—	38,361,787
Money Market Fund	28,691	—	—	28,691
Total Investments	38,390,478	—	—	38,390,478
Dynamic Large Cap Value Portfolio
Equity Securities	349,338,681	—	—	349,338,681
Dynamic Mid Cap Growth Portfolio
Equity Securities	128,060,035	—	—	128,060,035
Money Market Fund	114,467	—	—	114,467
Total Investments	128,174,502	—	—	128,174,502

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Mid Cap Portfolio
Equity Securities	$25,352,830	$—	$—	$25,352,830
Money Market Fund	40,980	—	—	40,980
Total Investments	25,393,810	—	—	25,393,810
Dynamic Mid Cap Value Portfolio
Equity Securities	43,820,965	—	—	43,820,965
Money Market Fund	43,158	—	—	43,158
Total Investments	43,864,123	—	—	43,864,123
Dynamic Small Cap Growth Portfolio
Equity Securities	32,493,472	—	—	32,493,472
Money Market Fund	30,060	—	—	30,060
Total Investments	32,523,532	—	—	32,523,532
Dynamic Small Cap Portfolio
Equity Securities	18,954,838	—	—	18,954,838
Money Market Fund	44,172	—	—	44,172
Total Investments	18,999,010	—	—	18,999,010
Dynamic Small Cap Value Portfolio
Equity Securities	72,411,216	—	—	72,411,216
Money Market Fund	100,171	—	—	100,171
Total Investments	72,511,387	—	—	72,511,387
FTSE NASDAQ Small Cap Portfolio
Equity Securities	1,263,986	—	—	1,263,986
Zacks Micro Cap Portfolio
Equity Securities	53,766,834	—	—	53,766,834
Money Market Fund	68,442	—	—	68,442
Total Investments	53,835,276	—	—	53,835,276
Zacks Small Cap Portfolio
Equity Securities	18,320,420	—	—	18,320,420
Money Market Fund	53,156	—	—	53,156
Total Investments	18,373,576	—	—	18,373,576

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2010 and 2009:

	2010		2009
	Ordinary Income	Return of Capital	Ordinary Income	Long-term Capital Gains	Return of Capital
Dynamic Large Cap Growth Portfolio	$2,004,571	$—	$2,172,246	$—	$—
Dynamic Large Cap Portfolio	600,837	—	365,160	—	—
Dynamic Large Cap Value Portfolio	7,967,039	—	4,825,414	—	—
Dynamic Mid Cap Growth Portfolio	33,475	67,025	—	—	—
Dynamic Mid Cap Portfolio	182,736	—	132,595	—	—
Dynamic Mid Cap Value Portfolio	858,787	—	992,947	—	—
Dynamic Small Cap Growth Portfolio	193,877	41,471	—	—	—
Dynamic Small Cap Portfolio	130,765	12,826	45,596	—	—
Dynamic Small Cap Value Portfolio	464,268	—	695,379	—	—
FTSE NASDAQ Small Cap Portfolio	1,663	—	15,180	9	—
Zacks Micro Cap Portfolio	402,300	—	1,156,194	—	—
Zacks Small Cap Portfolio	81,588	—	210,193	—	20,801

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation	Capital Loss Carryforward	Post-October* Deferrals	Shares of Beneficial Interest	Total Net Assets
Dynamic Large Cap Growth Portfolio	$225,451	$(11,924)	$35,729,298	$(225,486,905)	$(2,919,069)	$422,797,458	$230,334,309
Dynamic Large Cap Portfolio	137,373	(3,237)	5,167,945	(8,037,283)	(351,999)	41,463,523	38,376,322
Dynamic Large Cap Value Portfolio	1,909,525	(8,315)	32,150,969	(83,611,081)	(7,262,277)	406,086,577	349,265,398
Dynamic Mid Cap Growth Portfolio	—	(7,909)	22,437,455	(150,724,296)	(4,648,001)	260,987,065	128,044,314
Dynamic Mid Cap Portfolio	34,713	(2,988)	4,450,476	(8,054,970)	(65,337)	28,990,931	25,352,825
Dynamic Mid Cap Value Portfolio	48,191	(3,905)	5,186,862	(39,659,662)	(957,216)	79,204,220	43,818,490
Dynamic Small Cap Growth Portfolio	—	(3,517)	4,063,031	(40,865,437)	(1,377,444)	70,655,869	32,472,502
Dynamic Small Cap Portfolio	—	(2,868)	2,770,769	(5,777,174)	(611,000)	22,580,348	18,960,075
Dynamic Small Cap Value Portfolio	72,733	(4,309)	9,628,812	(39,303,143)	(122,887)	102,181,898	72,453,104
FTSE NASDAQ Small Cap Portfolio	31	—	67,372	(322,806)	(89,873)	1,613,290	1,268,014
Zacks Micro Cap Portfolio	256,160	(4,259)	7,782,766	(72,582,290)	(1,890,032)	120,195,963	53,758,308
Zacks Small Cap Portfolio	5,467	(3,252)	2,881,498	(29,109,320)	(1,722,736)	46,270,595	18,322,252

* Capital losses and Passive Foreign Investment Company ("PFIC") incurred after October 31 ("Post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

The following Funds have capital loss carryforward amounts as of April 30, 2010, which expire on April 30 of each year listed below:

	2014	2015	2016	2017	2018	Total*
Dynamic Large Cap Growth Portfolio	$191,864	$10,916,066	$14,024,455	$68,715,641	$131,638,879	$225,486,905
Dynamic Large Cap Portfolio	—	—	87,112	2,328,337	5,621,834	8,037,283
Dynamic Large Cap Value Portfolio	70,814	1,378,743	2,783,761	22,558,581	56,819,182	83,611,081
Dynamic Mid Cap Growth Portfolio	422,220	8,055,857	5,112,579	54,769,394	82,364,246	150,724,296
Dynamic Mid Cap Portfolio	—	—	628,828	3,815,763	3,610,379	8,054,970
Dynamic Mid Cap Value Portfolio	237,806	2,384,765	5,347,255	12,697,113	18,992,723	39,659,662
Dynamic Small Cap Growth Portfolio	823,782	13,094,039	6,666,558	9,888,431	10,392,627	40,865,437
Dynamic Small Cap Portfolio	—	—	1,028,299	2,738,120	2,010,755	5,777,174
Dynamic Small Cap Value Portfolio	703,862	3,929,009	8,615,687	16,547,947	9,506,638	39,303,143
FTSE NASDAQ Small Cap Portfolio	—	—	—	—	322,806	322,806
Zacks Micro Cap Portfolio	1,951,245	15,172,527	14,330,930	28,782,755	12,344,833	72,582,290
Zacks Small Cap Portfolio	—	3,417,527	7,222,482	10,220,605	8,248,706	29,109,320

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 6. Investment Transactions

For the fiscal year ended April 30, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Large Cap Growth Portfolio	$192,218,324	$176,617,990
Dynamic Large Cap Portfolio	24,027,762	23,527,068
Dynamic Large Cap Value Portfolio	175,442,605	146,917,454
Dynamic Mid Cap Growth Portfolio	112,053,870	98,058,257
Dynamic Mid Cap Portfolio	19,140,336	16,582,533
Dynamic Mid Cap Value Portfolio	42,920,480	36,237,897
Dynamic Small Cap Growth Portfolio	40,136,086	36,025,165
Dynamic Small Cap Portfolio	18,584,554	15,717,182
Dynamic Small Cap Value Portfolio	82,573,035	78,225,802
FTSE NASDAQ Small Cap Portfolio	512,682	498,474
Zacks Micro Cap Portfolio	37,297,464	38,529,570
Zacks Small Cap Portfolio	25,850,712	26,094,006

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

For the fiscal year ended April 30, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Large Cap Growth Portfolio	$191,718,807	$341,397,631
Dynamic Large Cap Portfolio	29,504,824	35,771,331
Dynamic Large Cap Value Portfolio	316,823,090	346,967,037
Dynamic Mid Cap Growth Portfolio	131,848,085	199,584,525
Dynamic Mid Cap Portfolio	21,955,481	24,742,276
Dynamic Mid Cap Value Portfolio	48,378,832	64,024,473
Dynamic Small Cap Growth Portfolio	40,574,829	53,109,296
Dynamic Small Cap Portfolio	23,850,636	27,295,923
Dynamic Small Cap Value Portfolio	96,102,190	113,590,021
FTSE NASDAQ Small Cap Portfolio	199,018	1,493,710
Zacks Micro Cap Portfolio	43,117,548	53,079,367
Zacks Small Cap Portfolio	12,755,324	20,012,090

Gains and losses on in-kind transactions are generally not considered taxable gains/losses for Federal income tax purposes.

At April 30, 2010, the aggregate cost and the net unrealized appreciation of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Large Cap Growth Portfolio	$194,709,739	$35,729,298	$40,547,773	$(4,818,475)
Dynamic Large Cap Portfolio	33,222,533	5,167,945	5,316,545	(148,600)
Dynamic Large Cap Value Portfolio	317,187,712	32,150,969	38,499,846	(6,348,877)
Dynamic Mid Cap Growth Portfolio	105,737,047	22,437,455	23,318,724	(881,269)
Dynamic Mid Cap Portfolio	20,943,334	4,450,476	4,555,837	(105,361)
Dynamic Mid Cap Value Portfolio	38,677,261	5,186,862	5,444,070	(257,208)
Dynamic Small Cap Growth Portfolio	28,460,501	4,063,031	4,745,611	(682,580)
Dynamic Small Cap Portfolio	16,228,241	2,770,769	2,961,660	(190,891)
Dynamic Small Cap Value Portfolio	62,882,575	9,628,812	10,355,340	(726,528)
FTSE NASDAQ Small Cap Portfolio	1,196,614	67,372	251,344	(183,972)
Zacks Micro Cap Portfolio	46,052,510	7,782,766	9,487,953	(1,705,187)
Zacks Small Cap Portfolio	15,492,078	2,881,498	3,650,929	(769,431)

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on April 30, 2010, amounts were reclassified between undistributed net investment income (loss), undistributed net realized loss and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2010, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dynamic Large Cap Growth Portfolio	$99,913	$(55,511,113)	$55,411,200
Dynamic Large Cap Portfolio	11,223	(5,155,353)	5,144,130
Dynamic Large Cap Value Portfolio	(91,547)	(53,952,360)	54,043,907
Dynamic Mid Cap Growth Portfolio	92,846	(35,168,550)	35,075,704
Dynamic Mid Cap Portfolio	1,885	(5,247,624)	5,245,739
Dynamic Mid Cap Value Portfolio	12,087	(12,142,519)	12,130,432
Dynamic Small Cap Growth Portfolio	26,995	(10,207,328)	10,180,333
Dynamic Small Cap Portfolio	12,319	(5,533,321)	5,521,002
Dynamic Small Cap Value Portfolio	(34,001)	(19,686,993)	19,720,994
FTSE NASDAQ Small Cap Portfolio	(213)	(281,578)	281,791
Zacks Micro Cap Portfolio	175,241	(7,243,813)	7,068,572
Zacks Small Cap Portfolio	(36,023)	(3,690,939)	3,726,962

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. With respect to the FTSE NASDAQ Small Cap Portfolio, the Adviser, as result of the unitary management fee, pays for such compensation. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2010, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
June 28, 2010

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2010:

Federal Income Tax Information

	Qualified dividend income*	Corporate dividends- received deduction*
Dynamic Large Cap Growth Portfolio	100%	100%
Dynamic Large Cap Portfolio	100%	100%
Dynamic Large Cap Value Portfolio	100%	100%
Dynamic Mid Cap Growth Portfolio	100%	100%
Dynamic Mid Cap Portfolio	100%	100%
Dynamic Mid Cap Value Portfolio	100%	100%
Dynamic Small Cap Growth Portfolio	100%	100%
Dynamic Small Cap Portfolio	100%	100%
Dynamic Small Cap Value Portfolio	100%	100%
FTSE NASDAQ Small Cap Portfolio	100%	100%
Zacks Micro Cap Portfolio	100%	100%
Zacks Small Cap Portfolio	100%	100%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

Proxy Results

A Special Meeting of Shareholders was held on March 22, 2010 to elect seven individuals to the Board of Trustees of PowerShares Exchange-Traded Fund Trust:

The results of the voting on the above matter were as follows:

Trustees	Votes For	Withheld/ Abstentions*
Ronn R. Bagge	426,624,761	8,241,402
Todd J. Barre	426,876,044	7,990,119
H. Bruce Bond	426,681,223	8,184,940
Kevin M. Carome	425,386,415	9,479,748
Marc M. Kole	426,529,715	8,336,448
Philip M. Nussbaum	426,531,618	8,334,545
Donald H. Wilson	426,691,769	8,174,394

* Includes Non-Voter.

Trustees and Officers

The Independent Trustees, the Trustees who are affiliated with the Adviser (the "Interested Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and officers information is current as of April 30, 2010.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (52) YQA Capital Management LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	111	None

Todd J. Barre (52) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank	111	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	111	None

Philip M. Nussbaum (48) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (2004-Present); formerly Managing Director, Communication Institute (2002-2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (1994-1999)	111	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	111	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2003	Chairman, Invesco Power-Shares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	111	None

Kevin M. Carome (53) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	111	None

  *  This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (35) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (55) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer and Secretary	Treasurer since 2006; Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly, principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicago land area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (28) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008-Present); formerly, Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco PowerShares Capital Management LLC 11 Greenway Plaza Suite 100 Houston, Texas 77046	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers, Inc. (formerly Invesco Institutional, (N.A.), Inc. – registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly: Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. – registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 15, 2010, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 57 series (each, a "Fund" and collectively, the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares Cleantech Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares DWA Technical Leaders Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares WilderHill Progressive Energy Portfolio

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2009. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance, including a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for tracking error for certain PowerShares funds, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that each Fund's correlation was within the targeted range set forth in the Trust's registration statement and that, for each Fund other than PowerShares Global Listed Private Equity Portfolio, the tracking error was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares Global Listed Private Equity Portfolio's tracking error. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund is:

•  0.50% of the Fund's average net assets, for each Fund other than PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio;

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

•  0.40% of the Fund's average net assets, for each of PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio; and

•  0.29% of the Fund's average net assets, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio.

The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay expenses (an "Expense Cap") to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund's average daily net assets, at least until August 31, 2011, as set forth below:

•  0.60%, excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio;

•  0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio;

•  0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio; and

•  0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each other Fund.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

•  higher than the median advisory fee of its ETF peer funds (except for the advisory fee of each of PowerShares Financial Preferred Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares International Dividend AchieversTM Portfolio, which was lower than the median advisory fee of its ETF peer funds); and

•  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares DWA Technical Leaders Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Value Line Industry Rotation Portfolio and PowerShares Value Line Timeliness Select Portfolio, which was equal to or lower than the median advisory fee of its open-end index peer funds, and there was no comparable data for PowerShares Dynamic Basic Materials Sector Portfolio); but

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

•  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees determined that the advisory fees were reasonable, noting the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratio for each Fund was:

•  higher than the median expense ratio of its ETF peer funds (except for the net expense ratio of each of PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares International Dividend AchieversTM Portfolio, which was less than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the net expense ratio of each of PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Oil and Gas Services Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Financial Preferred Portfolio and PowerShares Global Listed Private Equity Portfolio, which was lower than the median expense ratio of its open-end index peer funds, and there was no comparable data for PowerShares Dynamic Basic Materials Sector Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds.

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund's Expense Cap) were reasonable and appropriate in light of the services provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio and expense limitation agreed to by the Adviser. The Trustees noted that, for Funds whose expenses are higher than their respective Expense Caps, any reduction in that Fund's expenses would be enjoyed by the Adviser, but that Fund shareholders benefit from the lower expense ratio as a result of the Fund's Expense Cap. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund, other than PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate, noting the Fund expenses the Adviser has borne as a result of the Expense Cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

At a meeting held on April 15, 2010, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following five series (each, a "Fund" and collectively, the "Funds"):

PowerShares FTSE NASDAQ Small Cap Portfolio

PowerShares NASDAQ Internet Portfolio

PowerShares NASDAQ-100 BuyWrite Portfolio

PowerShares NXQ Portfolio

PowerShares S&P 500 BuyWrite Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2009. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance, including a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for tracking error for certain PowerShares funds, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that, in each case, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

the annual unitary advisory fee is 0.70% for each of PowerShares FTSE NASDAQ Small Cap Portfolio and PowerShares NXQ Portfolio, 0.60% for PowerShares NASDAQ Internet Portfolio and 0.75% for each of PowerShares NASDAQ-100 BuyWrite Portfolio and PowerShares S&P 500 BuyWrite Portfolio, and that the Adviser pays all other expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest and extraordinary expenses.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that: the advisory fee for PowerShares FTSE NASDAQ Small Cap Portfolio was higher than the median expense ratios of its ETF peer funds and open-end index peer funds, but lower than the median expense ratio of its open-end actively-managed peer funds; the advisory fee for PowerShares NASDAQ Internet Portfolio was equal to or lower than the median expense ratio of its ETF peer funds and open-end actively-managed peer funds, but higher than its open-end index peer funds; the advisory fee for each of PowerShares NASDAQ-100 BuyWrite Portfolio and PowerShares S&P 500 BuyWrite Portfolio was equal to or lower than the median expense ratio for each of its peer group funds; and the advisory fee for PowerShares NXQ Portfolio was higher than the median expense ratio of its ETF peer funds, but lower than the median expense ratios of its open-end index peer funds and open-end actively-managed peer funds. The Trustees noted that each Fund's advisory fee was reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-AR-5

2010 Annual Report to Shareholders

April 30, 2010

PowerShares Aerospace & Defense Portfolio

PowerShares CleantechTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares NASDAQ-100 BuyWrite Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares Value Line TimelinessTM Select Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

The Market Environment	2

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	32

Fees and Expenses	34

Specialty Portfolios

Schedules of Investments

PowerShares Aerospace & Defense Portfolio	36

PowerShares CleantechTM Portfolio	37

PowerShares DWA Technical LeadersTM Portfolio	39

PowerShares Global Listed Private Equity Portfolio	41

PowerShares Golden Dragon Halter USX China Portfolio	42

PowerShares Lux Nanotech Portfolio	44

PowerShares NASDAQ-100 BuyWrite Portfolio	45

PowerShares S&P 500 BuyWrite Portfolio	47

PowerShares Value Line Industry Rotation Portfolio	53

PowerShares Value Line TimelinessTM Select Portfolio	55

PowerShares Water Resources Portfolio	56

PowerShares WilderHill Clean Energy Portfolio	57

PowerShares WilderHill Progressive Energy Portfolio	59

Statements of Assets and Liabilities	60

Statements of Operations	62

Statements of Changes in Net Assets	64

Financial Highlights	69

Notes to Financial Statements	76

Report of Independent Registered Public Accounting Firm	93

Tax Information	94

Proxy Results	95

Trustees and Officers	96

Board Considerations Regarding Continuation of Investment Advisory Agreements	102

The Market Environment

For the fiscal year ended April 30, 2010 (the "reporting period"), the U.S. markets recouped more than their previous year's losses. With the government's bank support programs firmly in place, the U.S. economy rebounded from its worst recession since the 1920s and U.S. equity markets rallied accordingly during the same period with the following performance: S&P 500® Index returned 38.82%, Dow Jones Industrial Index returned 38.61% and NASDAQ-100® Index returned 44.44%. As a result of the tremendous government assistance provided to U.S. banks, insurers, and automotive companies, consumer discretionary and financial stocks surged the most out of the ten S&P 500® sectors. Despite the sharp rise in U.S. equity prices, almost $23 billion in outflows occurred during this timeframe (based on Investment Company Institute statistics) as investors re-allocated their assets to income-generating products.

Interest rates remained at historically low levels, which supported bond prices during the reporting period. With the exception of U.S. Treasuries, fixed income markets enjoyed unprecedented gains in both total returns and inflows over the reporting period. Despite a newfound aversion to equity risk, investors put the most money to work in the riskiest bond sectors. As a result, higher beta bond sectors performed the best during the reporting period. For example, the Bank of America Merrill Lynch (BAML) U.S. High Yield Master II Index returned 44.20%, while the BAML U.S. Corporate, Government & Mortgage Index (prev. Domestic Master) returned 7.84% during the reporting period. Municipal bonds benefited from low supply and the establishment of the Build America Bond (BAB) program. As a result, the BAML Municipal Master Index returned 9.73% and the BAML BAB Index returned 9.60%. According to ICI statistics, domestic bond funds grew at a record pace during the reporting period, experiencing $353.5 billion in taxable inflows and $68.5 billion in municipal bond inflows.

2

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Manager's Analysis

PowerShares Aerospace & Defense Portfolio (ticker: PPA)

The PowerShares Aerospace & Defense Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the SPADETM Defense Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 44.36%. Over this same year, the Index returned 42.84%, while the S&P SuperComposite Aerospace & Defense Index returned 51.46%. The Fund benefited from positive performance in industrials, information technology and materials sectors. Fund performance was positive within each sector in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Aerospace/Defense	54.0
Miscellaneous Manufacturing	14.4
Telecommunications	5.6
Computers	5.6
Metal Fabricate/Hardware	4.8
Electronics	4.0
Commercial Services	3.9
Engineering & Construction	2.6
Packaging & Containers	2.5
Auto Manufacturers	1.9
Software	0.8
Money Market Fund	0.0
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Value	46.7
Mid-Cap Value	20.8
Mid-Cap Growth	12.3
Small-Cap Growth	9.3
Large-Cap Growth	6.6
Small-Cap Value	4.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Honeywell International, Inc.	6.9
United Technologies Corp.	6.6
Boeing Co. (The)	6.4
Lockheed Martin Corp.	6.0
General Dynamics Corp.	5.6
Precision Castparts Corp.	4.6
Northrop Grumman Corp.	4.6
Raytheon Co.	4.5
ITT Corp.	4.1
Goodrich Corp.	4.1
Total	53.4

4

Manager's Analysis (Continued)

PowerShares Aerospace & Defense Portfolio (ticker: PPA)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)      As of April 30, 2010

	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
SPADETM Defense Index	42.84%	-1.89%	5.61%	27.89%
S&P SuperComposite Aerospace & Defense Index	51.46%	0.69%	9.34%	49.46%
DJ US Aerospace and Defense Index	48.50%	-1.39%	7.18%	36.60%
S&P 500® Index	38.82%	-5.04%	1.76%	8.17%
Fund
NAV Return	44.36%	-1.09%	6.29%	31.69%
Share Price Return	44.47%	-1.07%	6.31%	31.78%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.67%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.66% while the Fund's total gross operating expense ratio was 0.69%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Aerospace & Defense Index, DJ US Aerospace and Defense Index, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 34, 50, and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

5

Manager's Analysis

PowerShares CleantechTM Portfolio (ticker: PZD)

The PowerShares CleantechTM Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of The Cleantech IndexTM (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 30.16%. Over this same year, the Index returned 29.79%, while the NASDAQ Composite Index returned 43.32%. The Fund benefited from positive performance in the United States and in the industrials and information technology sectors. The Fund suffered from negative performance in Belgium, Spain and Canada.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Electrical Components & Equipment	18.2
Miscellaneous Manufacturing	14.7
Semiconductors	9.5
Electronics	9.3
Environmental Control	9.1
Engineering & Construction	5.4
Software	5.2
Energy-Alternate Sources	5.1
Auto Parts & Equipment	3.8
Machinery-Diversified	3.7
Biotechnology	3.4
Electric	3.1
Telecommunications	3.1
Building Materials	2.0
Hand/Machine Tools	1.4
Chemicals	1.3
Computers	0.8
Healthcare-Services	0.6
Mining	0.3
Money Market Fund	0.0
Other	(0.0)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
First Solar, Inc.	2.9
Autodesk, Inc.	2.7
Johnson Controls, Inc.	2.7
Vestas Wind Systems A/S	2.7
Siemens AG	2.6
Novozymes A/S	2.6
Schneider Electric SA	2.6
Corning, Inc.	2.6
Roper Industries, Inc.	2.5
ANSYS, Inc.	2.4
Total	26.3

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Growth	36.5
Mid-Cap Growth	27.7
Mid-Cap Value	19.2
Large-Cap Value	7.4
Small-Cap Growth	4.7
Small-Cap Value	4.5

6

Manager's Analysis (Continued)

PowerShares CleantechTM Portfolio (ticker: PZD)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2010

	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
The Cleantech IndexTM	29.79%	-2.68%	0.34%	1.21%
NASDAQ Composite Index	43.32%	-0.85%	1.12%	3.99%
S&P 500® Index	38.82%	-5.04%	-2.06%	-7.01%
Fund
NAV Return	30.16%	-2.56%	0.41%	1.44%
Share Price Return	28.45%	-2.83%	0.18%	0.63%

Fund Inception: October 24, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. The Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.73%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.67% while the Fund's total gross operating expense ratio was 0.71%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and S&P 500® Index "(the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 3,087 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

7

Manager's Analysis

PowerShares DWA Technical LeadersTM Portfolio (ticker: PDP)

The PowerShares DWA Technical LeadersTM Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dorsey Wright Technical LeadersTM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 51.28%. Over this same year, the Index returned 51.26%, while the S&P Citigroup Large Cap Growth Index returned 35.96%. The Fund benefited from positive performance in the industrials, consumer discretionary, and information technology sectors. The Fund suffered from negative performance in the telecommunication services sector.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Consumer Discretionary	24.6
Industrials	18.2
Information Technology	15.3
Financials	14.2
Health Care	10.9
Materials	7.7
Telecommunication Services	3.3
Utilities	2.7
Energy	1.9
Consumer Staples	1.2
Money Market Fund	0.1
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Growth	42.1
Small-Cap Growth	25.2
Mid-Cap Value	17.0
Small-Cap Value	10.3
Large-Cap Value	4.3
Mid-Cap Growth	1.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Apple, Inc.	3.8
American Tower Corp.	3.3
Ventas, Inc.	3.3
J.B. Hunt Transport Services, Inc.	2.5
Priceline.com, Inc.	2.4
Liberty Media Corp.	2.1
Dendreon Corp.	2.0
TRW Automotive Holdings Corp.	1.9
Henry Schein, Inc.	1.8
Precision Castparts Corp.	1.8
Total	24.9

8

Manager's Analysis (Continued)

PowerShares DWA Technical LeadersTM Portfolio (ticker: PDP)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2010

	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dorsey Wright Technical LeadersTM Index	51.26%	-6.03%	-3.75%	-11.40%
S&P Citigroup Large Cap Growth Index	35.96%	-2.10%	-0.27%	-0.86%
Russell 3000 Growth Index	38.69%	-1.93%	-0.27%	-0.85%
S&P 500® Index	38.82%	-5.04%	-3.13%	-9.59%
Fund
NAV Return	51.28%	-5.67%	-3.40%	-10.36%
Share Price Return	51.31%	-5.77%	-3.47%	-10.59%

Fund Inception: March 1, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. The Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.68%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.70% while the Fund's total gross operating expense ratio was 0.73%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Citigroup Large Cap Growth Index, Russell 3000 Growth Index, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 384, 1,936, and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

9

Manager's Analysis

PowerShares Global Listed Private Equity Portfolio (ticker: PSP)

The PowerShares Global Listed Private Equity Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Global Listed Private Equity IndexSM (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 54.20%. Over this same year, the Index returned 63.97%, while the S&P Financials Index returned 51.62%. The Fund benefited from positive performance in the United States, and the industrials and information technology sectors. The Fund suffered from negative performance in Belgium, Spain and Canada. The Fund underperformed the Index due to the Fund's sampling methodology.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Investment Companies	46.8
Holding Companies-Diversified	22.6
Venture Capital	13.9
Diversified Financial Services	9.4
Food	3.3
Electric	1.7
Water	1.6
Media	1.1
Money Market Fund	0.1
Other	(0.5)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Growth	35.8
Large-Cap Value	32.2
Mid-Cap Growth	18.6
Large-Cap Growth	13.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Hal Trust	6.1
Leucadia National Corp.	5.7
Ratos AB	5.4
3i Group PLC	5.0
Eurazeo	4.1
Onex Corp.	4.1
Wendel	4.0
Jafco Co. Ltd.	3.6
Ares Capital Corp.	3.3
Hakon Invest AB	3.3
Total	44.6

10

Manager's Analysis (Continued)

PowerShares Global Listed Private Equity Portfolio (ticker: PSP)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)      As of April 30, 2010

	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Global Listed Private Equity IndexSM	63.97%	-21.22%	-15.73%	-45.21%
S&P Financials Index	51.62%	-22.00%	-17.88%	-49.82%
Fund
NAV Return	54.20%	-24.99%	-19.16%	-52.66%
Share Price Return	54.70%	-24.96%	-19.13%	-52.59%

Fund Inception: October 24, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.78%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.70% while the Fund's total gross operating expense ratio was 0.72%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Financials Index ("Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 93 common stocks.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month-end to the Fund's inception date.

††  Average annualized.

11

Manager's Analysis

PowerShares Golden Dragon Halter USX China Portfolio (ticker: PGJ)

The PowerShares Golden Dragon Halter USX China Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Halter USX China IndexSM (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 44.51%. Over this same year, the Index returned 45.97%, while the MSCI China Index returned 41.40%. The Fund benefited from positive performance in the energy, information technology, and industrials sectors. The Fund did not suffer from negative performance in any of the sectors in which it was invested.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Energy	20.8
Information Technology	18.6
Telecommunication Services	15.0
Industrials	12.9
Consumer Discretionary	8.8
Materials	7.3
Financials	6.4
Health Care	4.3
Utilities	3.5
Consumer Staples	2.4
Other	0.0

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Value	35.3
Small-Cap Value	25.3
Large-Cap Growth	14.8
Mid-Cap Growth	11.9
Small-Cap Growth	10.2
Large-Cap Value	2.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
PetroChina Co. Ltd.	5.9
China Mobile Ltd.	5.9
Yanzhou Coal Mining Co. Ltd.	5.4
Baidu, Inc.	5.1
China Unicom Ltd.	4.9
CNOOC Ltd.	4.8
China Life Insurance Co. Ltd.	4.4
China Petroleum and Chemical Corp.	4.3
Aluminum Corp. of China Ltd.	4.2
China Telecom Corp. Ltd.	4.1
Total	49.0

12

Manager's Analysis (Continued)

PowerShares Golden Dragon Halter USX China Portfolio (ticker: PGJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)      As of April 30, 2010

	Avg Ann††			Fund Inception†
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Halter USX China IndexSM	45.97%	6.69%	15.98%	12.28%	86.64%
MSCI China Index	41.40%	8.67%	23.28%	20.93%	179.88%
FTSE/Xinhua China Index	30.82%	4.54%	17.46%	15.54%	118.69%
S&P 500® Index	38.82%	-5.04%	2.63%	2.29%	13.02%
Fund
NAV Return	44.51%	6.17%	15.13%	11.61%	80.73%
Share Price Return	44.49%	6.16%	15.16%	11.56%	80.31%

Fund Inception: December 9, 2004

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.71%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.70% while the Fund's total gross operating expense ratio was 0.71%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI China Index, FTSE/Xinhua China Index, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 101, 20, and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

13

Manager's Analysis

PowerShares Lux Nanotech Portfolio (ticker: PXN)

The PowerShares Lux Nanotech Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Lux Nanotech IndexTM (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 36.39%. Over this same year, the Index returned 36.82%, while the S&P 500® Index returned 38.82%. The Fund benefited from positive performance in information technology, materials and health care sectors. The Fund suffered negative performance in the industrials sector.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Chemicals	16.1
Pharmaceuticals	12.9
Biotechnology	10.7
Electronics	9.4
Electrical Components & Equipment	8.1
Semiconductors	7.9
Miscellaneous Manufacturing	6.6
Computers	6.1
Energy-Alternate Sources	5.8
Software	5.1
Investment Companies	4.9
Commercial Services	3.6
Auto Manufacturers	3.0
Money Market Fund	0.0
Other	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Growth	66.4
Small-Cap Value	15.8
Mid-Cap Value	9.5
Large-Cap Growth	4.3
Large-Cap Value	4.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Nanosphere, Inc.	6.1
Headwaters, Inc.	5.8
Symyx Technologies, Inc.	5.4
Accelrys, Inc.	5.1
Harris & Harris Group, Inc.	4.9
NVE Corp.	4.8
Veeco Instruments, Inc.	4.7
Abraxis Bioscience, Inc.	4.6
Flamel Technologies SA	4.6
FEI Co.	4.6
Total	50.6

14

Manager's Analysis (Continued)

PowerShares Lux Nanotech Portfolio (ticker: PXN)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)      As of April 30, 2010

	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Lux Nanotech IndexTM	36.82%	-15.96%	-8.70%	-33.66%
S&P 500® Index	38.82%	-5.04%	1.76%	8.17%
Fund
NAV Return	36.39%	-16.00%	-8.21%	-32.04%
Share Price Return	36.08%	-16.18%	-8.26%	-32.22%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. The Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.89%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.70% while the Fund's total gross operating expense ratio was 0.85%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do no represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index ("Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month-end to the Fund's inception date.

††  Average annualized.

15

Manager's Analysis

PowerShares NASDAQ-100 BuyWrite Portfolio (ticker: PQBW)

The PowerShares NASDAQ-100 BuyWrite Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the CBOE NASDAQ-100 BuyWrite IndexTM (the "Index").

For the fiscal year ended April, 30 2010, the Fund returned 27.23%. Over this same year, the Index returned 28.69%, while the NASDAQ-100® Index returned 44.44%. The Fund slightly underperformed the Index due to the relatively wide option bid-ask spreads which prevailed during monthly rebalance periods.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Computers	24.0
Software	14.2
Internet	12.0
Telecommunications	9.4
Biotechnology	8.1
Semiconductors	7.7
Retail	5.6
Pharmaceuticals	4.8
Media	4.4
Healthcare-Products	2.1
Commercial Services	1.9
Transportation	1.3
Auto Manufacturers	1.0
Electronics	1.0
Lodging	0.7
Energy-Alternate Sources	0.6
Toys/Games/Hobbies	0.5
Distribution/Wholesale	0.4
Chemicals	0.4
Machinery-Construction & Mining	0.3
Environmental Control	0.3
Textiles	0.3
Engineering & Construction	0.2
Money Market Fund	0.0
Other	(1.2)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Apple, Inc.	18.1
Microsoft Corp.	5.1
QUALCOMM, Inc.	4.3
Google, Inc.	4.3
Cisco Systems, Inc.	3.0
Oracle Corp.	3.0
Intel Corp.	2.4
Teva Pharmaceutical Industries Ltd.	2.4
Amazon.com, Inc.	2.2
Research In Motion Ltd.	2.2
Total	47.0

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Value	71.3
Large-Cap Growth	17.2
Small-Cap Value	8.9
Small-Cap Growth	2.6

16

Manager's Analysis (Continued)

PowerShares NASDAQ-100 BuyWrite Portfolio (ticker: PQBW)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2010

	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
CBOE Nasdaq-100 BuyWrite IndexTM	28.69%	-0.28%	-0.53%
NASDAQ-100® Index	44.44%	-0.20%	-0.37%
S&P 500® Index	38.82%	-6.08%	-11.32%
Fund
NAV Return	27.23%	-1.65%	-3.09%
Share Price Return	27.28%	-1.73%	-3.23%

Fund Inception: June 12, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ-100® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

17

Manager's Analysis

PowerShares S&P 500 BuyWrite Portfolio (ticker: PBP)

The PowerShares S&P 500 BuyWrite Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) CBOE S&P 500 BuyWrite Index (the "Index").

For the fiscal year ended April, 30 2010, the Fund returned 24.48%. Over this same year, the Index returned 25.62%, while the S&P 500® Index returned 38.82%. The Fund slightly underperformed the Index due to the relatively wide option bid-ask spreads which prevailed during monthly rebalance periods.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Information Technology	19.1
Financials	16.7
Health Care	11.7
Energy	11.3
Consumer Staples	11.0
Industrials	10.9
Consumer Discretionary	10.7
Utilities	3.5
Materials	3.5
Telecommunication Services	2.7
Other	(1.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Value	45.0
Small-Cap Value	41.3
Large-Cap Growth	7.5
Small-Cap Growth	6.0
Large-Cap Value	0.1
Mid-Cap Growth	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Exxon Mobil Corp.	3.0
Apple, Inc.	2.2
Microsoft Corp.	2.2
General Electric Co.	1.9
Procter & Gamble Co. (The)	1.7
Bank of America Corp.	1.7
Johnson & Johnson	1.7
Wells Fargo & Co.	1.6
JPMorgan Chase & Co.	1.6
International Business Machines Corp.	1.6
Total	19.2

18

Manager's Analysis (Continued)

PowerShares S&P 500 BuyWrite Portfolio (ticker: PBP)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2010

	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
CBOE S&P 500 BuyWrite Index	25.62%	-3.93%	-9.03%
S&P 500® Index	38.82%	-6.58%	-14.69%
Fund
NAV Return	24.48%	-4.76%	-10.87%
Share Price Return	24.11%	-4.75%	-10.86%

Fund Inception: December 20, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index ("Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month-end to the Fund's inception date.

††  Average annualized.

19

Manager's Analysis

PowerShares Value Line Industry Rotation Portfolio (ticker: PYH)

The PowerShares Value Line Industry Rotation Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Value Line Industry Rotation Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 31.03%. Over this same year, the Index returned 30.51%, while the S&P Citigroup Large Cap Growth Index returned 35.96%. The Fund benefited from positive performance in consumer discretionary, consumer staples and information technology sectors. The Fund suffered negative performance in the industrials sector.

20

Manager's Analysis (Continued)

PowerShares Value Line Industry Rotation Portfolio (ticker: PYH)

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Retail	9.1
Media	8.1
Pharmaceuticals	6.5
Software	5.5
Commercial Services	5.4
Insurance	5.1
Computers	4.9
Apparel	4.7
Semiconductors	4.4
Chemicals	4.3
Auto Parts & Equipment	3.0
Household Products/Wares	2.9
Mining	2.8
Beverages	2.8
Investment Companies	2.7
Healthcare-Services	2.6
Cosmetics/Personal Care	2.5
Healthcare-Products	2.4
Coal	2.4
Agriculture	2.3
Oil & Gas	1.4
Transportation	1.4
Internet	1.4
Forest Products & Paper	1.4
Airlines	1.3
Telecommunications	1.3
Electronics	1.3
Pipelines	1.3
Home Furnishings	1.3
Electric	1.2
Miscellaneous Manufacturing	1.2
Food	1.2
Money Market Fund	0.1
Other	(0.2)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Steven Madden Ltd.	1.7
Deckers Outdoor Corp.	1.6
TRW Automotive Holdings Corp.	1.6
Alliance Data Systems Corp.	1.6
American Greetings Corp.	1.6
Silver Wheaton Corp.	1.6
Ashland, Inc.	1.6
Teradyne, Inc.	1.5
Herbalife Ltd.	1.5
Salesforce.com, Inc.	1.5
Total	15.8

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Growth	24.5
Large-Cap Growth	23.6
Small-Cap Growth	17.2
Mid-Cap Value	14.1
Large-Cap Value	11.7
Small-Cap Value	8.9

21

Manager's Analysis (Continued)

PowerShares Value Line Industry Rotation Portfolio (ticker: PYH)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)      As of April 30, 2010

	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Value Line Industry Rotation Index	30.51%	-10.20%	-6.12%	-19.38%
S&P 500 Citigroup Large Cap Growth Index	35.96%	-2.10%	-0.44%	-1.50%
Russell 3000 Growth Index	38.69%	-1.93%	0.04%	0.15%
S&P 500® Index	38.82%	-5.04%	-2.64%	-8.75%
Fund
NAV Return	31.03%	-9.90%	-5.84%	-18.56%
Share Price Return	31.11%	-9.90%	-5.84%	-18.56%

Fund Inception: December 1, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.95%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.70% while the Fund's total gross operating expense ratio was 1.09%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500 Citigroup Large Cap Growth Index, Russell 3000 Growth Index, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 384, 1,936, and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

22

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Manager's Analysis

PowerShares Value Line TimelinessTM Select Portfolio (ticker: PIV)

The PowerShares Value Line TimelinessTM Select Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Value Line Timeliness(TM) Select Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 27.63%. Over this same year, the Index returned 27.48%, while the S&P Citigroup Large Cap Growth Index returned 35.96%. The Fund benefited from positive performance in consumer discretionary, health care and information technology sectors. The Fund suffered negative performance in industrials and energy sectors.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Consumer Discretionary	35.1
Information Technology	29.5
Health Care	23.6
Consumer Staples	6.0
Financials	3.8
Telecommunication Services	2.0
Money Market Fund	0.1
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Growth	34.9
Mid-Cap Growth	30.8
Mid-Cap Value	19.4
Small-Cap Growth	7.5
Small-Cap Value	3.8
Large-Cap Value	3.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Cirrus Logic, Inc.	3.2
Netflix, Inc.	2.7
Deckers Outdoor Corp.	2.5
Perrigo Co.	2.2
Salesforce.com, Inc.	2.2
Boston Beer Co., Inc.	2.2
CarMax, Inc.	2.1
Viacom, Inc.	2.1
Odyssey HealthCare, Inc.	2.1
Urban Outfitters, Inc.	2.1
Total	23.4

24

Manager's Analysis (Continued)

PowerShares Value Line TimelinessTM Select Portfolio (ticker: PIV)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)      As of April 30, 2010

	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Value Line TimelinessTM Select Index	27.48%	-11.46%	-5.39%	-21.61%
S&P Citigroup Large Cap Growth Index	35.96%	-2.10%	1.91%	8.72%
Russell 3000 Growth Index	38.69%	-1.93%	1.97%	8.98%
S&P 500® Index	38.82%	-5.04%	0.94%	4.23%
Fund
NAV Return	27.63%	-11.32%	-5.21%	-20.97%
Share Price Return	27.63%	-11.32%	-5.31%	-21.32%

Fund Inception: December 6, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.72%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.70% while the Fund's total gross operating expense ratio was 0.80%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Citigroup Large Cap Growth Index, Russell 3000 Growth Index, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 384, 1,936, and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

25

Manager's Analysis

PowerShares Water Resources Portfolio (ticker: PHO)

The PowerShares Water Resources Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Palisades Water Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 29.48%. Over this same year, the Index returned 29.31%, while the ISE Water Index returned 30.75%. The Fund benefited from positive performance in the industrials sector.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Miscellaneous Manufacturing	18.2
Machinery-Diversified	17.8
Engineering & Construction	15.5
Electronics	12.3
Water	11.8
Environmental Control	10.9
Metal Fabricate/Hardware	9.9
Hand/Machine Tools	3.6
Money Market Fund	0.0
Other	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Growth	37.2
Large-Cap Growth	29.5
Large-Cap Value	10.7
Small-Cap Growth	10.3
Small-Cap Value	7.5
Mid-Cap Value	4.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Tetra Tech, Inc.	5.1
URS Corp.	5.0
Aecom Technology Corp.	4.9
Valmont Industries, Inc.	4.9
Danaher Corp.	4.7
Itron, Inc.	4.7
Veolia Environnement	4.4
Ameron International Corp.	4.3
Roper Industries, Inc.	4.3
Badger Meter, Inc.	4.2
Total	46.5

26

Manager's Analysis (Continued)

PowerShares Water Resources Portfolio (ticker: PHO)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)      As of April 30, 2010

	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Palisades Water Index	29.31%	0.61%	6.17%	30.11%
ISE Water Index	30.75%	1.09%	7.13%	35.53%
S&P 500® Index	38.82%	-5.04%	0.94%	4.23%
Fund
NAV Return	29.48%	-1.55%	4.44%	21.06%
Share Price Return	29.67%	-1.55%	4.18%	19.73%

Fund Inception: December 6, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.64%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.64% while the Fund's total gross operating expense ratio was 0.64%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The ISE Water Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 36 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

27

Manager's Analysis

PowerShares WilderHill Clean Energy Portfolio (ticker: PBW)

The PowerShares Wilderhill Clean Energy Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the WilderHill Clean Energy Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 12.07%. Over this same year, the Index returned 12.40%, while the NASDAQ Composite Index returned 43.32%. The Fund benefited from positive performance in China and the information technology and utilities sectors. The Fund suffered from negative performance in Canada and the industrials sector.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Electrical Components & Equipment	26.4
Semiconductors	19.7
Energy-Alternate Sources	13.0
Electric	10.5
Chemicals	9.2
Computers	4.8
Auto Parts & Equipment	3.8
Electronics	3.0
Food	2.5
Miscellaneous Manufacturing	2.4
Commercial Services	2.3
Building Materials	2.0
Machinery-Diversified	0.4
Money Market Fund	0.0
Other	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Growth	56.9
Large-Cap Growth	23.0
Large-Cap Value	6.0
Small-Cap Growth	5.5
Mid-Cap Value	4.6
Small-Cap Value	4.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Renesola Ltd.	3.1
Rubicon Technology, Inc.	3.1
First Solar, Inc.	2.9
JA Solar Holdings Co. Ltd.	2.9
Ormat Technologies, Inc.	2.7
Trina Solar Ltd.	2.6
Universal Display Corp.	2.6
Cosan Ltd.	2.5
Maxwell Technologies, Inc.	2.5
Itron, Inc.	2.5
Total	27.4

28

Manager's Analysis (Continued)

PowerShares WilderHill Clean Energy Portfolio (ticker: PBW)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)      As of April 30, 2010

	Avg Ann††			Fund Inception†
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
WilderHill Clean Energy Index	12.40%	-20.30%	-5.74%	-8.99%	-38.48%
NASDAQ Composite Index	43.32%	-0.85%	5.07%	3.58%	19.96%
S&P 500® Index	38.82%	-5.04%	2.63%	1.81%	9.73%
Fund
NAV Return	12.07%	-19.35%	-4.63%	-8.01%	-35.00%
Share Price Return	12.46%	-19.40%	-4.62%	-8.02%	-35.02%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.69%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.70% while the Fund's total gross operating expense ratio was 0.70%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 3,087 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

29

Manager's Analysis

PowerShares WilderHill Progressive Energy Portfolio (ticker: PUW)

The PowerShares Wilderhill Progressive Energy Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the WilderHill Progressive Energy Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 45.96%. Over this same year, the Index returned 45.19%, while the NASDAQ Composite Index returned 43.32%. The Fund benefited from positive performance in the United States and the industrials and energy sectors. The Fund suffered from negative performance in Spain and China.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Electrical Components & Equipment	14.1
Oil & Gas	12.7
Miscellaneous Manufacturing	10.0
Electric	9.9
Auto Parts & Equipment	9.8
Chemicals	7.1
Engineering & Construction	4.8
Mining	4.6
Energy-Alternate Sources	4.5
Electronics	4.2
Environmental Control	3.4
Building Materials	3.2
Telecommunications	2.6
Agriculture	2.6
Semiconductors	2.2
Hand/Machine Tools	2.1
Computers	2.1
Money Market Fund	0.1
Other	(0.0)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Owens Corning	3.2
Tenneco, Inc.	2.8
GrafTech International Ltd.	2.8
Sasol Ltd.	2.8
Questar Corp.	2.6
Corning, Inc.	2.6
Andersons, Inc. (The)	2.6
Rockwood Holdings, Inc.	2.5
USEC, Inc.	2.5
Hexcel Corp.	2.5
Total	26.9

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Growth	31.0
Mid-Cap Value	18.3
Large-Cap Value	15.8
Small-Cap Value	15.5
Large-Cap Growth	10.0
Small-Cap Growth	9.4

30

Manager's Analysis (Continued)

PowerShares WilderHill Progressive Energy Portfolio (ticker: PUW)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)      As of April 30, 2010

	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
WilderHill Progressive Energy Index	45.19%	-4.18%	0.26%	0.92%
NASDAQ Composite Index	43.32%	-0.85%	1.12%	3.99%
S&P 500® Index	38.82%	-5.04%	-2.06%	-7.01%
Fund
NAV Return	45.96%	-3.70%	0.76%	2.71%
Share Price Return	45.96%	-3.71%	0.77%	2.75%

Fund Inception: October 24, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.86%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.70% while the Fund's total gross operating expense ratio was 0.84%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 3,087 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

31

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PPA	PowerShares Aerospace & Defense Portfolio	10/26/05	1135	401	15	2	1	0	3
PZD	PowerShares CleantechTM Portfolio	10/24/06	885	224	87	91	24	4	3
PDP	PowerShares DWA Technical LeadersTM Portfolio	3/1/07	799	279	13	8	0	0	0
PSP	PowerShares Global Listed Private Equity Portfolio	10/24/06	885	290	84	79	19	9	5
PGJ	PowerShares Golden Dragon Halter USX China Portfolio	12/9/04	1357	562	138	21	2	0	0
PXN	PowerShares Lux Nanotech Portfolio	10/26/05	1135	361	70	21	5	1	1
PQBW	PowerShares NASDAQ-100 BuyWrite Portfolio	6/12/08	441	82	73	66	16	14	48
PBP	PowerShares S&P 500 BuyWrite Portfolio	12/20/07	593	198	108	83	19	7	13
PYH	PowerShares Value Line Industry Rotation Portfolio	12/1/06	858	268	11	6	3	0	1
PIV	PowerShares Value Line TimelinessTM Select Portfolio	12/6/05	1107	376	32	5	2	2	1
PHO	PowerShares Water Resources Portfolio	12/6/05	1107	438	97	19	1	0	0
PBW	PowerShares WilderHill Clean Energy Portfolio	3/3/05	1300	533	126	25	6	0	0
PUW	PowerShares WilderHill Progressive Energy Portfolio	10/24/06	885	295	23	5	0	0	0

32

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PPA	689	14	9	0	0	1
PZD	346	53	39	10	1	3
PDP	467	24	8	0	0	0
PSP	314	41	31	13	0	0
PGJ	541	76	13	3	0	1
PXN	578	78	15	3	1	1
PQBW	86	31	14	1	5	5
PBP	146	10	7	0	1	1
PYH	552	14	3	0	0	0
PIV	671	13	3	0	1	1
PHO	500	38	13	1	0	0
PBW	505	88	14	1	1	1
PUW	538	21	3	0	0	0

33

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2010.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Aerospace & Defense Portfolio Actual	$1,000.00	$1,243.82	0.66%	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	0.66%	$3.31
PowerShares CleantechTM Portfolio Actual	$1,000.00	$1,116.68	0.68%	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.68%	$3.41
PowerShares DWA Technical LeadersTM Portfolio Actual	$1,000.00	$1,263.14	0.70%	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares Global Listed Private Equity Portfolio Actual	$1,000.00	$1,157.10	0.70%	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares Golden Dragon Halter USX China Portfolio Actual	$1,000.00	$1,138.94	0.70%	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

34

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Lux Nanotech Portfolio Actual	$1,000.00	$1,078.20	0.70%	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares NASDAQ-100 BuyWrite Portfolio Actual	$1,000.00	$1,100.16	0.75%	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares S&P 500 BuyWrite Portfolio Actual	$1,000.00	$1,089.92	0.75%	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Value Line Industry Rotation Portfolio Actual	$1,000.00	$1,216.91	0.70%	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares Value Line TimelinessTM Select Portfolio Actual	$1,000.00	$1,194.71	0.70%	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares Water Resources Portfolio Actual	$1,000.00	$1,153.95	0.63%	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares WilderHill Clean Energy Portfolio Actual	$1,000.00	$1,044.37	0.70%	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares WilderHill Progressive Energy Portfolio Actual	$1,000.00	$1,186.70	0.70%	$3.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the Financial Highlights.

35

Schedule of Investments

PowerShares Aerospace & Defense Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.1%
	Aerospace/Defense—54.0%
26,569	AAR Corp.*	$647,752
14,739	Aerovironment, Inc.*	385,867
22,478	Alliant Techsystems, Inc.*	1,818,695
14,878	Argon ST, Inc.*	386,828
122,012	Boeing Co. (The)	8,837,329
18,199	Cubic Corp.	679,005
7,114	Ducommun, Inc.	162,839
28,694	Elbit Systems Ltd. (Israel)	1,768,985
20,308	Esterline Technologies Corp.*	1,132,780
39,828	GenCorp, Inc.*	247,730
100,444	General Dynamics Corp.	7,669,904
76,116	Goodrich Corp.	5,646,285
10,809	Kratos Defense & Security Solutions, Inc.*	154,028
57,954	L-3 Communications Holdings, Inc.	5,422,756
98,080	Lockheed Martin Corp.	8,326,011
30,891	Moog, Inc., Class A*	1,148,219
92,776	Northrop Grumman Corp.	6,292,996
38,777	Orbital Sciences Corp.*	712,721
106,122	Raytheon Co.	6,186,913
85,800	Rockwell Collins, Inc.	5,577,000
24,652	Teledyne Technologies, Inc.*	1,074,827
11,348	Triumph Group, Inc.	880,151
120,308	United Technologies Corp.	9,017,085
		74,176,706
	Auto Manufacturers—1.9%
47,796	Force Protection, Inc.*	255,708
60,953	Oshkosh Corp.*	2,354,005
		2,609,713
	Commercial Services—3.9%
38,321	DynCorp International, Inc., Class A*	659,121
269,690	SAIC, Inc.*	4,695,303
		5,354,424
	Computers—5.6%
20,520	CACI International, Inc., Class A*	973,264
99,024	Computer Sciences Corp.*	5,187,867
11,842	Integral Systems, Inc.*	103,262
16,043	Mercury Computer Systems, Inc.*	206,313
9,184	NCI, Inc., Class A*	260,917
38,644	SRA International, Inc., Class A*	891,904
		7,623,527
	Electronics—4.0%
6,127	American Science & Engineering, Inc.	460,444
60,970	Cogent, Inc.*	631,040
104,134	FLIR Systems, Inc.*	3,185,459
23,486	ICx Technologies, Inc.*	165,576
62,817	L-1 Identity Solutions, Inc.*	544,624
12,101	OSI Systems, Inc.*	315,110
42,521	Taser International, Inc.*	201,124
		5,503,377

Number of Shares		Value
	Common Stocks (Continued)
	Engineering & Construction—2.6%
16,394	Stanley, Inc.*	$518,542
57,194	URS Corp.*	2,936,912
3,522	VSE Corp.	141,549
		3,597,003
	Metal Fabricate/Hardware—4.8%
10,827	Ladish Co., Inc.*	297,634
49,110	Precision Castparts Corp.	6,302,778
		6,600,412
	Miscellaneous Manufacturing—14.4%
17,297	Ceradyne, Inc.*	383,994
198,564	Honeywell International, Inc.	9,425,833
102,462	ITT Corp.	5,693,813
185,676	Textron, Inc.	4,240,840
		19,744,480
	Packaging & Containers—2.5%
64,098	Ball Corp.	3,410,655
	Software—0.8%
24,508	ManTech International Corp., Class A*	1,103,595
	Telecommunications—5.6%
9,058	Applied Signal Technology, Inc.	169,294
19,249	Comtech Telecommunications Corp.*	601,339
30,815	DigitalGlobe, Inc.*	818,447
10,397	EMS Technologies, Inc.*	165,208
14,368	GeoEye, Inc.*	409,488
89,136	Harris Corp.	4,588,721
25,893	ViaSat, Inc.*	917,907
		7,670,404
	Total Common Stocks (Cost $159,525,596)	137,394,296
	Money Market Fund—0.0%
53,015	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $53,015)	53,015
	Total Investments (Cost $159,578,611)—100.1%	137,447,311
	Liabilities in excess of other assets—(0.1%)	(109,761)
	Net Assets—100.0%	$137,337,550

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

36

Schedule of Investments

PowerShares CleantechTM Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Auto Parts & Equipment—3.8%
34,862	Fuel Systems Solutions, Inc.*	$1,097,107
127,595	Johnson Controls, Inc.	4,285,916
40,247	Westport Innovations, Inc. (Canada)*	770,886
		6,153,909
	Biotechnology—3.4%
56,193	Martek Biosciences Corp.*	1,237,932
34,572	Novozymes A/S, Class B (Denmark)	4,151,159
		5,389,091
	Building Materials—2.0%
252,759	Kingspan Group PLC (Ireland)*	2,361,067
29,622	WaterFurnace Renewable Energy, Inc. (Canada)	862,763
		3,223,830
	Chemicals—1.3%
1,382	Gurit Holding AG (Switzerland)	764,074
145,358	Plant Health Care PLC (United Kingdom)*	498,648
80,678	Zoltek Cos., Inc.*	793,872
		2,056,594
	Computers—0.8%
44,665	Telvent GIT SA (Spain)*	1,290,819
	Electric—3.1%
20,182,000	Energy Development Corp. (Philippines)	2,420,262
26,602	EnerNOC, Inc.*	773,586
56,168	Ormat Technologies, Inc.	1,789,512
		4,983,360
	Electrical Components & Equipment—18.2%
26,076	A123 Systems, Inc.*	324,907
57,555	American Superconductor Corp.*	1,679,455
1,105,095	China High Speed Transmission Equipment Group Co. Ltd. (China)	2,619,032
404,156	Chloride Group PLC (United Kingdom)	1,851,412
74,655	EnerSys*	1,932,071
213,056	Gamesa Corp. Tecnologica SA (Spain)	2,614,470
45,369	Saft Groupe SA (France)	1,645,808
36,465	Schneider Electric SA (France)	4,134,217
30,300	SMA Solar Technology AG (Germany)	3,668,764
118,152	SunPower Corp., Class A*	1,955,416
177,063	Suntech Power Holdings Co. Ltd. ADR (China)*	2,408,057
70,041	Vestas Wind Systems A/S (Denmark)*	4,268,082
		29,101,691
	Electronics—9.3%
26,832	Badger Meter, Inc.	1,109,772
24,432	Dionex Corp.*	1,992,918
61,500	Horiba Ltd. (Japan)	1,813,575
34,197	Itron, Inc.*	2,722,423

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
27,716	Roth & Rau AG (Germany)*	$906,124
105,131	Trimble Navigation Ltd.*	3,438,835
21,427	Vaisala Oyj, Class A (Finland)	631,768
69,130	Woodward Governor Co.	2,215,617
		14,831,032
	Energy - Alternate Sources—5.1%
32,366	First Solar, Inc.*	4,646,139
901,594	Iberdrola Renovables SA (Spain)	3,490,592
		8,136,731
	Engineering & Construction—5.4%
194,695	ABB Ltd. (Switzerland)*	3,728,134
103,117	Arcadis NV (Netherlands)	2,226,866
43,338	Grontmij NV CVA (Netherlands)	1,007,360
69,623	Insituform Technologies, Inc., Class A*	1,668,863
		8,631,223
	Environmental Control—9.1%
61,974	Asahi Holdings, Inc. (Japan)	1,050,764
29,700	BWT AG (Austria)	901,965
125,979	Energy Recovery, Inc.*	759,653
63,581	Fuel Tech, Inc.*	477,493
758,000	Hyflux Ltd. (Singapore)	1,902,607
104,000	Kurita Water Industries Ltd. (Japan)	3,004,923
125,808	Nalco Holding Co.	3,111,232
93,913	Tetra Tech, Inc.*	2,286,782
223,548	Tomra Systems ASA (Norway)	1,071,261
		14,566,680
	Hand/Machine Tools—1.4%
57,866	Baldor Electric Co.	2,222,633
	Healthcare - Services—0.6%
21,369	Eurofins Scientific (France)	948,431
	Machinery - Diversified—3.7%
47,412	Kadant, Inc.*	948,714
25,461	Lindsay Corp.	968,282
66,292	Roper Industries, Inc.	4,045,138
		5,962,134
	Mining—0.3%
100,506	5N Plus, Inc. (Canada)*	545,770
	Miscellaneous Manufacturing—14.7%
62,315	CLARCOR, Inc.	2,356,753
64,645	Donaldson Co., Inc.	2,993,064
48,693	ESCO Technologies, Inc.	1,502,179
936,743	Hansen Transmissions International NV (Belgium)*	1,436,694
127,847	Hexcel Corp.*	2,071,121
94,582	Pall Corp.	3,687,752
61,996	Polypore International, Inc.*	1,097,949

See Notes to Financial Statements.

37

Schedule of Investments (Continued)

PowerShares CleantechTM Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
42,834	Siemens AG (Germany)	$4,218,844
45,946	SPX Corp.	3,210,707
43,590	STR Holdings, Inc.*	1,005,185
		23,580,248
	Semiconductors—9.3%
81,863	Aixtron AG (Germany)	2,582,719
28,840	Centrotherm Photovoltaics AG (Germany)*	1,189,282
53,446	Cree, Inc.*	3,912,782
197,074	GT Solar International, Inc.*	1,148,941
202,030	MEMC Electronic Materials, Inc.*	2,620,329
44,259	Power Integrations, Inc.	1,703,086
503,236	Renewable Energy Corp. ASA (Norway)*	1,708,047
		14,865,186
	Software—5.2%
87,041	ANSYS, Inc.*	3,916,845
127,361	Autodesk, Inc.*	4,331,548
		8,248,393
	Telecommunications—3.1%
212,756	Corning, Inc.	4,095,553
39,499	RuggedCom, Inc. (Canada)*	807,256
		4,902,809
	Total Common Stocks and Other Equity Interests (Cost $159,527,220)	159,640,564
	Rights—0.2%
	Semiconductors—0.2%
251,618	Renewable Energy Corp. ASA (Norway),
	expiring 05/20/10*
	(Cost $836,191)	348,552
	Money Market Fund—0.0%
49,854	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $49,854)	49,854
	Total Investments (Cost $160,413,265)—100.0%	160,038,970
	Liabilities in excess of other assets—(0.0%)	(17,818)
	Net Assets—100.0%	$160,021,152

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

38

Schedule of Investments

PowerShares DWA Technical LeadersTM Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—24.6%
30,811	Aeropostale, Inc.*	$894,751
26,387	Big Lots, Inc.*	1,007,983
47,659	Brinker International, Inc.	882,645
31,987	Central European Media Enterprises Ltd., Class A (Bermuda)*	1,087,558
100,661	Chico's FAS, Inc.	1,498,842
62,408	CTC Media, Inc.	1,054,071
63,531	Federal Mogul Corp.*	1,208,360
154,626	Ford Motor Co.*	2,013,231
79,817	Gannett Co., Inc.	1,358,485
22,161	John Wiley & Sons, Inc., Class A	936,745
27,850	Lamar Advertising Co., Class A*	1,036,577
101,732	Las Vegas Sands Corp.*	2,529,058
74,292	Liberty Media Corp. - Capital, Series A*	3,288,907
83,769	Liberty Media Corp. - Interactive, Class A*	1,287,530
21,242	Netflix, Inc.*	2,098,072
22,860	Nordstrom, Inc.	944,804
249,810	Office Depot, Inc.*	1,713,697
24,036	Polo Ralph Lauren Corp.	2,160,836
14,589	Priceline.com, Inc.*	3,823,047
29,409	Royal Caribbean Cruises Ltd.*	1,054,019
25,762	Signet Jewelers Ltd. (United Kingdom)*	824,899
15,672	Stanley Black & Decker, Inc.	974,015
95,686	TRW Automotive Holdings Corp.*	3,082,046
52,485	Virgin Media, Inc.	923,211
57,764	Wyndham Worldwide Corp.	1,548,653
		39,232,042
	Consumer Staples—1.2%
25,714	Central European Distribution Corp.*	890,990
17,733	J.M. Smucker Co. (The)	1,082,954
		1,973,944
	Energy—1.9%
16,911	Massey Energy Co.	619,450
31,820	Noble Energy, Inc.	2,431,048
		3,050,498
	Financials—14.2%
44,652	AmeriCredit Corp.*	1,068,969
74,444	Brandywine Realty Trust REIT	948,416
63,379	CB Richard Ellis Group, Inc., Class A*	1,097,724
21,777	Digital Realty Trust, Inc. REIT	1,278,310
157,647	Fifth Third Bancorp	2,350,517
166,878	Genworth Financial, Inc., Class A*	2,756,825
23,824	Hanover Insurance Group, Inc. (The)	1,073,271
120,196	HRPT Properties Trust REIT	942,337
27,544	Lincoln National Corp.	842,571
34,216	Macerich Co. (The) REIT	1,529,797
17,216	SL Green Realty Corp. REIT	1,070,319
111,879	Ventas, Inc. REIT	5,284,045

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,021	White Mountains Insurance Group Ltd.	$1,038,016
70,385	XL Capital Ltd., Class A	1,252,853
		22,533,970
	Health Care—10.9%
61,519	Brookdale Senior Living, Inc.*	1,322,658
58,557	Dendreon Corp.*	3,174,961
24,174	Edwards Lifesciences Corp.*	2,491,856
9,890	Express Scripts, Inc.*	990,286
193,649	Health Management Associates, Inc., Class A*	1,804,809
47,387	Henry Schein, Inc.*	2,865,492
17,856	Medco Health Solutions, Inc.*	1,052,076
19,244	Perrigo Co.	1,174,461
184,370	Tenet Healthcare Corp.*	1,152,312
29,532	Valeant Pharmaceuticals International*	1,328,940
		17,357,851
	Industrials—18.2%
28,691	BE Aerospace, Inc.*	852,410
13,964	Bucyrus International, Inc.	879,872
33,271	CSX Corp.	1,864,840
15,841	Danaher Corp.	1,335,079
20,237	Deere & Co.	1,210,577
33,133	Donaldson Co., Inc.	1,534,058
22,585	Flowserve Corp.	2,587,789
27,027	Gardner Denver, Inc.	1,359,188
14,667	Goodrich Corp.	1,087,998
28,385	IDEX Corp.	953,736
109,118	J.B. Hunt Transport Services, Inc.	4,022,089
25,182	Norfolk Southern Corp.	1,494,048
31,362	Oshkosh Corp.*	1,211,200
21,930	Precision Castparts Corp.	2,814,496
39,618	Republic Services, Inc.	1,229,347
40,991	Textron, Inc.	936,234
17,472	Union Pacific Corp.	1,321,932
12,803	United Technologies Corp.	959,585
12,148	W.W. Grainger, Inc.	1,342,840
		28,997,318
	Information Technology—15.3%
100,143	Advanced Micro Devices, Inc.*	907,296
32,902	Amphenol Corp., Class A	1,520,401
52,042	ANSYS, Inc.*	2,341,890
23,076	Apple, Inc.*	6,025,605
15,519	Cree, Inc.*	1,136,146
18,776	Dolby Laboratories, Inc., Class A*	1,290,287
16,862	F5 Networks, Inc.*	1,153,867
18,481	FactSet Research Systems, Inc.	1,390,141
73,849	JDS Uniphase Corp.*	959,298
5,782	MasterCard, Inc., Class A	1,434,167
24,386	Rovi Corp.*	950,566
24,646	Salesforce.com, Inc.*	2,109,698
31,362	SanDisk Corp.*	1,251,030

See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares DWA Technical LeadersTM Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
62,676	Seagate Technology (Cayman Islands)*	$1,151,358
18,771	Sybase, Inc.*	814,286
		24,436,036
	Materials—7.7%
29,178	Ashland, Inc.	1,737,842
45,173	Ball Corp.	2,403,655
13,339	Cliffs Natural Resources, Inc.	834,088
80,014	Huntsman Corp.	912,960
38,443	International Paper Co.	1,027,966
16,453	Lubrizol Corp. (The)	1,486,364
39,205	RPM International, Inc.	865,646
28,951	Sigma-Aldrich Corp.	1,716,794
14,943	Walter Energy, Inc.	1,207,544
		12,192,859
	Telecommunication Services—3.3%
130,300	American Tower Corp., Class A*	5,317,543
	Utilities—2.7%
42,137	Energen Corp.	2,059,235
16,758	National Fuel Gas Co.	871,751
27,392	ONEOK, Inc.	1,346,043
		4,277,029
	Total Common Stocks and Other Equity Interests (Cost $126,166,330)	159,369,090
	Money Market Fund—0.1%
156,526	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $156,526)	156,526
	Total Investments (Cost $126,322,856)—100.1%	159,525,616
	Liabilities in excess of other assets—(0.1%)	(154,306)
	Net Assets—100.0%	$159,371,310

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

40

Schedule of Investments

PowerShares Global Listed Private Equity Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.4%
	Diversified Financial Services—9.4%
643,683	Brait SA (South Africa)	$1,817,042
600,100	GP Investments Ltd. (Bermuda)*	2,742,621
1,557,787	Intermediate Capital Group PLC (United Kingdom)	6,710,761
295,844	Onex Corp. (Canada)	8,596,227
		19,866,651
	Electric—1.7%
162,108	Otter Tail Corp.	3,602,040
	Food—3.3%
405,007	Hakon Invest AB (Sweden)	6,942,631
	Holding Companies-Diversified—22.6%
98,225	Ackermans & van Haaren NV (Belgium)	6,771,577
157,262	Compass Diversified Holdings	2,283,444
122,962	Hal Trust (Netherlands)	12,938,467
238,923	Latour Investment AB, Class B (Sweden)	3,415,795
476,244	Leucadia National Corp.	12,053,735
78,716	Schouw & Co. (Denmark)	1,883,926
131,126	Wendel (France)	8,474,824
		47,821,768
	Investment Companies—46.8%
951,728	American Capital Ltd.*	5,843,610
413,902	AP Alternative Assets LP (United Kingdom)*	2,822,812
564,502	Apollo Investment Corp.	6,864,344
444,188	Ares Capital Corp.	7,044,822
239,606	BlackRock Kelso Capital Corp.	2,542,220
19,069	Capital Southwest Corp.	1,793,439
498,945	CapMan Oyj, Class B (Finland)	1,151,686
1,028,000	China Merchants China Direct Investments Ltd. (Hong Kong)*	2,420,426
1,039,957	DeA Capital SpA (Italy)*	1,722,449
144,521	Electra Private Equity PLC (United Kingdom)*	3,116,317
126,875	Eurazeo (France)	8,784,755
204,994	Fifth Street Finance Corp.	2,613,673
99,502	Gladstone Capital Corp.	1,335,317
374,568	Graphite Enterprise Trust PLC (United Kingdom)	1,905,785
253,087	Harris & Harris Group, Inc.*	1,227,472
168,526	Hercules Technology Growth Capital, Inc.	1,826,822
139,251	HgCapital Trust PLC (United Kingdom)	1,771,090
394,737	Hosken Consolidated Investments Ltd. (South Africa)*	4,345,345
72,376	Kayne Anderson Energy Development Co.*	1,170,320
216,340	Kohlberg Capital Corp.	1,222,321
1,578,179	LMS Capital PLC (United Kingdom)*	1,207,199
1,561,530	Macquarie Korea Infrastructure Fund (South Korea)	6,720,348

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
76,658	Main Street Capital Corp.	$1,214,263
340,582	MCG Capital Corp.*	2,258,059
130,897	MVC Capital, Inc.	1,849,575
137,649	NGP Capital Resources Co.	1,053,015
94,481	Paris Orleans et Cie SA (France)	2,417,618
170,129	PennantPark Investment Corp.	1,861,211
294,573	Prospect Capital Corp.	3,425,884
363,904	Ratos AB, Class B (Sweden)	11,379,596
342,113	RHJ International (Belgium)*	2,921,476
177,916	TICC Capital Corp.	1,266,762
		99,100,031
	Media—1.1%
1,201,480	Southern Cross Media Group Ltd. (Australia)	2,424,649
	Venture Capital—13.9%
2,584,949	3i Group PLC (United Kingdom)	10,667,696
223,522	Altamir Amboise (France)*	1,836,926
77,094	Deutsche Beteiligungs AG (Germany)	1,771,389
85,727	Dinamia SA (Spain)*	1,145,780
78,218	Gimv NV (Belgium)	4,233,438
1,878,785	IP Group PLC (United Kingdom)*	1,207,820
245,660	Jafco Co. Ltd. (Japan)*	7,522,923
10,115,000	K1 Ventures Ltd. (Singapore)	1,213,756
		29,599,728
	Water—1.6%
95,746	Pico Holdings, Inc.*	3,403,770
	Total Common Stocks and Other Equity Interests (Cost $188,606,091)	212,761,268
	Money Market Fund—0.1%
135,318	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $135,318)	135,318
	Total Investments (Cost $188,741,409)—100.5%	212,896,586
	Liabilities in excess of other assets—(0.5%)	(1,017,128)
	Net Assets—100.0%	$211,879,458

Notes to Schedule of Investments:

*  Non-income producing security.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	13.9%
Sweden	10.3
France	10.2

See Notes to Financial Statements.

41

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Bermuda—0.5%
79,374	China Yuchai International Ltd.	$1,674,791
94,869	Global Sources Ltd.*	695,390
		2,370,181
	British Virgin Islands—0.7%
106,368	Hollysys Automation Technologies Ltd.*	1,103,036
48,997	Origin Agritech Ltd.*	429,214
183,895	Renesola Ltd. ADR*	1,436,220
26,202	Tongxin International Ltd.*	200,183
		3,168,653
	Canada—0.7%
346,509	Silvercorp Metals, Inc.	2,851,769
	Cayman Islands—10.8%
45,797	3SBio, Inc. ADR*	545,900
107,038	7 Days Group Holdings Ltd. ADR*	1,123,899
163,964	Actions Semiconductor Co. Ltd. ADR*	391,874
37,641	AutoChina International Ltd.*	979,419
54,901	Changyou.com Ltd. ADR*	1,800,753
140,777	China Cord Blood Corp.*	830,584
123,625	China Digital TV Holding Co. Ltd. ADR*	829,524
73,901	China Distance Education Holdings Ltd. ADR*	378,373
50,768	China GrenTech Corp. Ltd. ADR*	122,351
108,779	China Hydroelectric Corp. ADR*	1,030,137
50,858	China Mass Media Corp. ADR*	137,317
68,696	China Medical Technologies, Inc. ADR	953,500
221,812	China Nepstar Chain Drugstore Ltd. ADR	1,461,741
298,647	China Real Estate Information Corp. ADR*	2,466,824
92,308	China Techfaith Wireless Communication Technology Ltd. ADR*	219,693
97,173	CNinsure, Inc. ADR	2,695,579
104,649	Concord Medical Services Holdings Ltd. ADR*	759,752
169,894	E-House China Holdings Ltd. ADR	2,855,918
119,155	Longtop Financial Technologies Ltd. ADR*	4,100,124
80,295	New Oriental Education & Technology Group ADR*	7,513,203
80,420	Noah Education Holdings Ltd. ADR*	344,198
21,217	Perfect World Co. Ltd. ADR*	710,133
954,626	Semiconductor Manufacturing International Corp. ADR*	5,078,610
306,740	Shanda Games Ltd. ADR*	2,147,180
94,240	Spreadtrum Communications, Inc. ADR*	631,408
165,755	Trina Solar Ltd. ADR*	4,288,082
84,954	Vanceinfo Technologies, Inc. ADR*	2,026,153
146,019	WuXi PharmaTech Cayman, Inc. ADR*	2,803,565
		49,225,794

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	China—62.4%
60,038	51job, Inc. ADR*	$1,210,366
63,083	Acorn International, Inc. ADR	284,504
95,636	AgFeed Industries, Inc.*	411,235
267,932	Agria Corp. ADR*	490,316
139,645	Airmedia Group, Inc. ADR*	895,124
796,263	Aluminum Corp. of China Ltd. ADR*	19,317,340
166,811	American Oriental Bioengineering, Inc.*	675,585
47,709	ATA, Inc. ADR*	168,890
33,647	Baidu, Inc. ADR*	23,192,877
89,328	BMP Sunstone Corp.*	479,691
91,097	Canadian Solar, Inc.*	1,577,800
240,368	China Eastern Airlines Corp. Ltd. ADR*	13,311,580
46,845	China Finance Online Co. Ltd. ADR*	351,338
299,246	China Life Insurance Co. Ltd. ADR	20,226,037
243,685	China Petroleum and Chemical Corp. ADR	19,558,158
145,880	China Security & Surveillance Technology, Inc.*	867,986
341,188	China Southern Airlines Co. Ltd. ADR*	8,672,999
94,880	China Sunergy Co. Ltd. ADR*	455,424
412,286	China Telecom Corp. Ltd. ADR	18,923,927
34,717	ChinaEdu Corp. ADR*	264,196
312,964	Ctrip.com International Ltd. ADR*	11,429,445
25,054	eLong, Inc. ADR*	280,855
278,887	Focus Media Holding Ltd. ADR*	4,679,724
109,938	General Steel Holdings, Inc.*	410,069
482,278	Giant Interactive Group, Inc. ADR	3,646,022
303,007	Guangshen Railway Co. Ltd. ADR	5,872,276
179,936	Gushan Environmental Energy Ltd. ADR*	183,535
84,504	Home Inns & Hotels Management, Inc. ADR*	2,944,964
643,483	Huaneng Power International, Inc. ADR	14,800,109
46,775	Hurray! Holding Co. Ltd. ADR*	161,842
358,709	JA Solar Holdings Co. Ltd. ADR*	2,191,712
34,953	Jinpan International Ltd.	610,978
72,584	KongZhong Corp. ADR*	525,508
279,921	LDK Solar Co. Ltd. ADR*	2,177,785
89,588	Linktone Ltd. ADR*	148,716
243,196	Mindray Medical International Ltd. ADR	9,290,087
275,872	NetEase.com, Inc. ADR*	9,619,657
74,723	Ninetowns Internet Technology Group Co. Ltd. ADR*	116,568
233,664	PetroChina Co. Ltd. ADR	26,901,736
101,400	Qiao Xing Mobile Communication Co. Ltd.*	269,724
155,793	Qiao Xing Universal Telephone, Inc.*	264,848
142,315	Shanda Interactive Entertainment Ltd. ADR*	6,452,562
124,027	Simcere Pharmaceutical Group ADR*	987,255
128,864	SINA Corp.*	4,729,309
153,484	Sinopec Shanghai Petrochemical Co. Ltd. ADR*	5,855,415
115,203	Sinovac Biotech Ltd.*	667,025
133,820	Solarfun Power Holdings Co. Ltd. ADR*	1,156,205

See Notes to Financial Statements.

42

Schedule of Investments (Continued)

PowerShares Golden Dragon Halter USX China Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
374,945	Suntech Power Holdings Co. Ltd. ADR*	$5,099,252
53,464	The9 Ltd. ADR*	344,843
72,068	Tongjitang Chinese Medicines Co. ADR*	314,217
78,652	Vimicro International Corp. ADR*	357,080
152,963	VisionChina Media, Inc. ADR*	656,211
219,147	WSP Holdings Ltd. ADR	591,697
160,710	Xinhua Sports & Entertainment Ltd. ADR*	107,676
161,184	Xinyuan Real Estate Co. Ltd. ADR*	583,486
877,327	Yanzhou Coal Mining Co. Ltd. ADR	24,433,557
316,319	Yingli Green Energy Holding Co. Ltd. ADR*	3,995,109
39,461	Yucheng Technologies Ltd.*	150,741
		284,343,173
	Hong Kong—15.9%
225,965	CDC Corp., Class A*	601,067
546,998	China Mobile Ltd. ADR	26,748,202
41,781	China Natural Resources, Inc.*	481,317
1,802,937	China Unicom Ltd. ADR	22,410,507
123,170	CNOOC Ltd. ADR	21,668,066
95,424	Nam Tai Electronics, Inc.*	479,029
		72,388,188
	United States—9.0%
142,928	Advanced Battery Technologies, Inc.*	495,960
46,232	American Dairy, Inc.*	878,408
64,407	American Lorain Corp.*	204,814
96,616	A-Power Energy Generation Systems Ltd.*	1,013,502
100,721	AsiaInfo Holdings, Inc.*	2,861,484
32,214	China Advanced Construction Materials Group, Inc.*	136,910
35,944	China Agritech, Inc.*	594,154
113,428	China Architectural Engineering, Inc.*	134,979
38,538	China Auto Logistics, Inc.*	155,694
57,604	China Automotive Systems, Inc.*	1,281,113
136,412	China BAK Battery, Inc.*	274,188
50,052	China Biologic Products, Inc.*	621,145
58,773	China Fire & Security Group, Inc.*	804,015
51,197	China GengSheng Minerals, Inc.*	131,576
52,058	China Green Agriculture, Inc.*	660,095
70,423	China Housing & Land Development, Inc.*	243,664
110,337	China Information Security Technology, Inc.*	666,436
170,386	China Infrastructure Investment Corp.*	281,137
69,260	China Integrated Energy, Inc.*	815,190
60,474	China Marine Food Group Ltd.*	372,520
70,071	China MediaExpress Holdings, Inc.*	913,726
45,103	China Natural Gas, Inc.*	409,986
55,061	China North East Petroleum Holdings Ltd.*	486,189
76,941	China Nutrifruit Group Ltd.*	276,218
92,207	China Pharma Holdings, Inc.*	318,114
99,170	China Precision Steel, Inc.*	204,290
41,021	China Ritar Power Corp.*	176,390
35,747	China Sky One Medical, Inc.*	506,535
47,821	China TransInfo Technology Corp.*	334,747

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
66,863	China Valves Technology, Inc.*	$732,150
36,897	China Wind Systems, Inc.*	174,154
86,918	China XD Plastics Co. Ltd.*	593,650
47,643	China-Biotics, Inc.*	848,998
96,203	ChinaCast Education Corp.*	647,446
33,584	ChinaNet Online Holdings, Inc.*	143,068
29,206	Chindex International, Inc.*	369,164
76,924	Cogo Group, Inc.*	541,545
69,500	Deer Consumer Products, Inc.*	716,545
65,093	Duoyuan Printing, Inc.*	563,705
58,844	Fuqi International, Inc.*	618,450
79,333	Fushi Copperweld, Inc.*	877,423
73,593	Gulf Resources, Inc.*	791,125
66,167	Harbin Electric, Inc.*	1,449,719
28,876	Hong Kong Highpower Technology, Inc.*	133,118
31,260	HQ Sustainable Maritime Industries, Inc.*	177,869
42,499	Kandi Technolgies Corp.*	211,220
51,368	Lihua International, Inc.*	451,011
86,631	NIVS IntelliMedia Technology Group, Inc.*	278,086
31,040	Orient Paper, Inc.*	322,195
39,801	Puda Coal, Inc.*	401,592
53,994	RINO International Corp.*	929,777
115,440	Shengda Tech, Inc.*	795,382
53,459	Sinohub, Inc.*	152,893
14,823	Skystar Bio-Pharmaceutical Co. Ltd.*	143,635
80,436	Sohu.com, Inc.*	3,872,993
38,920	SORL Auto Parts, Inc.*	412,163
80,839	Sutor Technology Group Ltd.*	222,307
115,012	Synutra International, Inc.*	2,695,881
22,156	Telestone Technologies Corp.*	302,651
56,726	Tianyin Pharmaceutical Co., Inc.	199,108
151,928	Tiens Biotech Group USA, Inc.*	344,877
35,588	Universal Travel Group*	324,918
279,310	UTStarcom, Inc.*	796,034
47,614	Winner Medical Group, Inc.*	297,111
72,116	Wonder Auto Technology, Inc.*	834,382
53,995	Wuhan General Group China, Inc.*	91,792
33,469	Yuhe International, Inc.*	297,205
73,959	Zhongpin, Inc.*	937,800
24,802	ZST Digital Networks, Inc.*	160,469
		41,106,790
	Total Investments (Cost $451,825,467)—100.0%	455,454,548
	Other assets less liabilities—0.0%	68,739
	Net Assets—100.0%	$455,523,287

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

43

Schedule of Investments

PowerShares Lux Nanotech Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.2%
	Auto Manufacturers—3.0%
21,252	Toyota Motor Corp. ADR (Japan)	$1,638,317
	Biotechnology—10.7%
51,126	Abraxis Bioscience, Inc.*	2,554,766
532,952	Nanosphere, Inc.*	3,357,598
		5,912,364
	Chemicals—16.1%
23,090	Air Products & Chemicals, Inc.	1,772,850
45,533	E.I. du Pont de Nemours & Co.	1,814,035
342,766	Shengda Tech, Inc.*	2,361,658
546,532	Symyx Technologies, Inc.*	2,978,599
		8,927,142
	Commercial Services—3.6%
3,432,222	Altair Nanotechnologies, Inc.*	2,004,418
	Computers—6.1%
32,125	Hewlett-Packard Co.	1,669,536
13,276	International Business Machines Corp.	1,712,604
		3,382,140
	Electrical Components & Equipment—8.1%
173,579	A123 Systems, Inc.*	2,162,794
550,036	Ener1, Inc.*	2,288,150
		4,450,944
	Electronics—9.4%
112,458	FEI Co.*	2,530,305
55,502	NVE Corp.*	2,676,861
		5,207,166
	Energy-Alternate Sources—5.8%
531,852	Headwaters, Inc.*	3,191,112
	Investment Companies—4.9%
558,216	Harris & Harris Group, Inc.*	2,707,347
	Miscellaneous Manufacturing—6.6%
21,186	3M Co.	1,878,563
93,572	General Electric Co.	1,764,768
		3,643,331
	Pharmaceuticals—12.9%
638,750	BioDelivery Sciences International, Inc.*	2,216,462
353,110	Elan Corp. PLC ADR (Ireland)*	2,372,899
294,864	Flamel Technologies SA ADR (France)*	2,541,728
		7,131,089
	Semiconductors—7.9%
77,163	Intel Corp.	1,761,631
59,754	Veeco Instruments, Inc.*	2,628,579
		4,390,210

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Software—5.1%
400,336	Accelrys, Inc.*	$2,798,349
	Total Common Stocks and Other Equity Interests (Cost $58,388,759)	55,383,929
	Money Market Fund—0.0%
11,900	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $11,900)	11,900
	Total Investments (Cost $58,400,659)—100.2%	55,395,829
	Liabilities in excess of other assets—(0.2%)	(105,758)
	Net Assets—100.0%	$55,290,071

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

44

Schedule of Investments

PowerShares NASDAQ-100 BuyWrite Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests(<)—101.2%
	Auto Manufacturers—1.0%
2,484	PACCAR, Inc.	$115,556
	Biotechnology—8.1%
2,871	Amgen, Inc.*	164,681
1,784	Biogen Idec, Inc.*	94,998
2,774	Celgene Corp.*(>)	171,849
2,025	Genzyme Corp.*	107,811
5,394	Gilead Sciences, Inc.*	213,980
719	Illumina, Inc.*	30,104
1,115	Life Technologies Corp.*	61,002
1,278	Vertex Pharmaceuticals, Inc.*	49,548
		893,973
	Chemicals—0.4%
712	Sigma-Aldrich Corp.	42,221
	Commercial Services—1.9%
954	Apollo Group, Inc., Class A*	54,769
2,171	Automatic Data Processing, Inc.	94,135
2,089	Paychex, Inc.	63,923
		212,827
	Computers—24.0%
7,698	Apple, Inc.*	2,010,102
1,765	Cognizant Technology Solutions Corp., Class A*	90,333
4,381	Dell, Inc.*	70,885
671	Infosys Technologies Ltd. ADR (India)	40,180
1,046	Logitech International SA (Switzerland)*	17,133
2,157	NetApp, Inc.*	74,783
3,391	Research In Motion Ltd. (Canada)*(>)	241,405
1,416	SanDisk Corp.*	56,484
3,033	Seagate Technology (Cayman Islands)*	55,716
		2,657,021
	Distribution/Wholesale—0.4%
859	Fastenal Co.	46,979
	Electronics—1.0%
5,374	Flextronics International Ltd. (Singapore)*	41,649
975	FLIR Systems, Inc.*	29,825
1,132	Garmin Ltd.	42,314
		113,788
	Energy - Alternate Sources—0.6%
454	First Solar, Inc.*	65,172
	Engineering & Construction—0.2%
811	Foster Wheeler AG (Switzerland)*	24,314
	Environmental Control—0.3%
542	Stericycle, Inc.*	31,924

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
	Healthcare - Products—2.1%
861	DENTSPLY International, Inc.	$31,547
550	Henry Schein, Inc.*	33,258
1,656	Hologic, Inc.*	29,593
237	Intuitive Surgical, Inc.*	85,453
715	Patterson Cos., Inc.	22,873
1,431	QIAGEN NV (Netherlands)*	32,698
		235,422
	Internet—12.0%
1,796	Amazon.com, Inc.*	246,160
164	Baidu, Inc. ADR (China)*	113,045
5,896	eBay, Inc.*	140,384
1,737	Expedia, Inc.	41,010
903	Google, Inc., Class A*	474,472
3,335	Liberty Media Corp.—Interactive, Class A*	51,259
293	Priceline.com, Inc.*	76,781
5,131	Symantec Corp.*	86,047
1,054	VeriSign, Inc.*	28,742
4,096	Yahoo!, Inc.*	67,707
		1,325,607
	Lodging—0.7%
818	Wynn Resorts Ltd.	72,180
	Machinery - Construction & Mining—0.3%
616	Joy Global, Inc.	34,995
	Media—4.4%
8,792	Comcast Corp., Class A	173,554
4,048	DIRECTV, Class A*	146,659
1,311	DISH Network Corp., Class A	29,039
8,667	News Corp., Class A	133,645
		482,897
	Pharmaceuticals—4.8%
445	Cephalon, Inc.*	28,569
1,495	Express Scripts, Inc.*	149,694
1,899	Mylan, Inc.*	41,835
4,480	Teva Pharmaceutical Industries Ltd. ADR (Israel)	263,110
1,527	Warner Chilcott PLC, Class A (Ireland)*	43,306
		526,514
	Retail—5.6%
2,144	Bed Bath & Beyond, Inc.*	98,538
1,408	Costco Wholesale Corp.	83,185
836	O'Reilly Automotive, Inc.*	40,872
763	Ross Stores, Inc.	42,728
731	Sears Holdings Corp.*	88,415
2,959	Staples, Inc.	69,625
6,291	Starbucks Corp.	163,440
1,016	Urban Outfitters, Inc.*	38,110
		624,913

See Notes to Financial Statements.

45

Schedule of Investments (Continued)

PowerShares NASDAQ-100 BuyWrite Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
	Semiconductors—7.7%
2,549	Altera Corp.	$64,643
4,233	Applied Materials, Inc.	58,331
2,435	Broadcom Corp., Class A	83,983
11,773	Intel Corp.	268,778
1,270	KLA - Tencor Corp.	43,256
804	Lam Research Corp.*	32,602
1,821	Linear Technology Corp.	54,739
3,629	Marvell Technology Group Ltd. (Bermuda)*	74,939
1,828	Maxim Integrated Products, Inc.	35,500
933	Microchip Technology, Inc.	27,253
3,316	NVIDIA Corp.*	52,127
2,237	Xilinx, Inc.	57,670
		853,821
	Software—14.2%
6,893	Activision Blizzard, Inc.	76,374
3,126	Adobe Systems, Inc.*	105,002
1,458	Autodesk, Inc.*	49,587
1,294	BMC Software, Inc.*	50,932
3,044	CA, Inc.	69,434
497	Cerner Corp.*	42,200
1,257	Check Point Software Technologies Ltd. (Israel)*	44,774
1,330	Citrix Systems, Inc.*	62,510
2,007	Electronic Arts, Inc.*	38,876
1,161	Fiserv, Inc.*	59,316
2,429	Intuit, Inc.*	87,833
18,371	Microsoft Corp.	561,050
12,717	Oracle Corp.	328,607
		1,576,495
	Telecommunications—9.4%
12,450	Cisco Systems, Inc.*	335,154
640	Millicom International Cellular SA (Luxembourg)	56,499
988	NII Holdings, Inc.*	41,911
12,336	QUALCOMM, Inc.	477,897
2,053	Virgin Media, Inc.	36,112
3,968	Vodafone Group PLC ADR (United Kingdom)	88,090
		1,035,663
	Textiles—0.3%
1,118	Cintas Corp.	30,465
	Toys/Games/Hobbies—0.5%
2,535	Mattel, Inc.	58,432
	Transportation—1.3%
1,004	C.H. Robinson Worldwide, Inc.	60,541
1,269	Expeditors International of Washington, Inc.	51,699
775	J.B. Hunt Transport Services, Inc.	28,567
		140,807

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
	Total Common Stocks and Other Equity Interests (Cost $7,978,027)	$11,201,986
	Money Market Fund—0.0%
3,747	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $3,747)	3,747
	Total Investments (Cost $7,981,774)—101.2%	11,205,733
	Liabilities in excess of other assets—(1.2%)	(135,530)
	Net Assets—100.0%	$11,070,203

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

(<)  Except as otherwise noted, a portion of all securities in the portfolio are subject to call options when written. See Note 2H.

(>)  Security not subject to call options written.

See Notes to Financial Statements.

46

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests(<)—101.1%
	Consumer Discretionary—10.7%
1,392	Abercrombie & Fitch Co., Class A	$60,872
5,417	Amazon.com, Inc.*	742,454
2,035	Apollo Group, Inc., Class A*	116,829
1,430	AutoNation, Inc.*	28,886
469	AutoZone, Inc.*	86,770
4,148	Bed Bath & Beyond, Inc.*	190,642
5,427	Best Buy Co., Inc.	247,471
1,308	Big Lots, Inc.*	49,966
6,872	Carnival Corp.	286,562
10,718	CBS Corp., Class B	173,739
4,974	Coach, Inc.	207,665
44,905	Comcast Corp., Class A	886,425
4,379	D.R. Horton, Inc.	64,328
2,214	Darden Restaurants, Inc.	99,076
979	DeVry, Inc.	61,080
14,805	DIRECTV, Class A*	536,385
4,489	Discovery Communications, Inc., Class A*	173,724
4,253	Eastman Kodak Co.*	26,028
3,348	Expedia, Inc.	79,046
2,190	Family Dollar Stores, Inc.	86,636
53,304	Ford Motor Co.*	694,018
2,406	Fortune Brands, Inc.	126,123
2,416	GameStop Corp., Class A*(>)	58,733
3,757	Gannett Co., Inc.	63,944
7,538	Gap, Inc. (The)	186,415
2,512	Genuine Parts Co.	107,514
3,834	Goodyear Tire & Rubber Co. (The)*	51,491
5,311	H&R Block, Inc.	97,244
3,709	Harley-Davidson, Inc.	125,475
1,099	Harman International Industries, Inc.*	43,389
1,943	Hasbro, Inc.	74,533
26,880	Home Depot, Inc. (The)	947,520
4,695	International Game Technology	98,971
7,692	Interpublic Group of Cos., Inc. (The)*	68,536
3,736	J.C. Penney Co., Inc.	108,979
10,635	Johnson Controls, Inc.	357,230
4,854	Kohl's Corp.*	266,921
2,349	Leggett & Platt, Inc.	57,621
2,575	Lennar Corp., Class A	51,243
4,235	Limited Brands, Inc.	113,498
23,295	Lowe's Cos., Inc.	631,760
6,665	Macy's, Inc.	154,628
4,029	Marriott International, Inc., Class A	148,106
5,757	Mattel, Inc.	132,699
17,009	McDonald's Corp.(>)	1,200,665
4,998	McGraw-Hill Cos., Inc. (The)	168,533
582	Meredith Corp.	20,911
1,842	New York Times Co. (The), Class A*	18,273
4,398	Newell Rubbermaid, Inc.	75,074
35,660	News Corp., Class A	549,877

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
6,174	NIKE, Inc., Class B	$468,668
2,616	Nordstrom, Inc.	108,119
4,349	Office Depot, Inc.*	29,834
4,915	Omnicom Group, Inc.	209,674
2,178	O'Reilly Automotive, Inc.*	106,482
906	Polo Ralph Lauren Corp.	81,449
721	Priceline.com, Inc.*	188,938
5,023	Pulte Group, Inc.*	65,751
1,983	RadioShack Corp.	42,734
1,961	Ross Stores, Inc.	109,816
1,418	Scripps Networks Interactive, Inc., Class A	64,292
768	Sears Holdings Corp.*	92,890
1,456	Sherwin-Williams Co. (The)	113,670
2,492	Stanley Black & Decker, Inc.	154,878
11,541	Staples, Inc.	271,560
11,770	Starbucks Corp.	305,785
2,957	Starwood Hotels & Resorts Worldwide, Inc.	161,186
11,906	Target Corp.	677,094
1,969	Tiffany & Co.	95,457
5,581	Time Warner Cable, Inc.	313,931
18,203	Time Warner, Inc.	602,155
6,645	TJX Cos., Inc. (The)	307,929
2,054	Urban Outfitters, Inc.*	77,046
1,400	VF Corp.	120,988
9,615	Viacom, Inc., Class B*	339,698
30,660	Walt Disney Co. (The)(>)	1,129,514
97	Washington Post Co. (The), Class B	49,195
1,184	Whirlpool Corp.	128,902
2,831	Wyndham Worldwide Corp.	75,899
1,093	Wynn Resorts Ltd.	96,446
7,430	Yum! Brands, Inc.	315,181
		17,909,669
	Consumer Staples—11.0%
32,925	Altria Group, Inc.	697,681
10,173	Archer-Daniels-Midland Co.	284,234
6,767	Avon Products, Inc.	218,777
1,720	Brown-Forman Corp., Class B	100,070
2,986	Campbell Soup Co.	107,078
2,220	Clorox Co. (The)	143,634
36,439	Coca-Cola Co. (The)(>)	1,947,664
5,059	Coca-Cola Enterprises, Inc.	140,286
7,814	Colgate-Palmolive Co.	657,157
7,020	ConAgra Foods, Inc.	171,779
3,162	Constellation Brands, Inc., Class A*	57,770
6,955	Costco Wholesale Corp.	410,901
22,005	CVS Caremark Corp.	812,645
2,870	Dean Foods Co.*	45,059
4,023	Dr Pepper Snapple Group, Inc.	131,673
1,870	Estee Lauder Cos., Inc. (The), Class A	123,270
5,216	General Mills, Inc.	371,275

See Notes to Financial Statements.

47

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
5,006	H.J. Heinz Co.	$234,631
2,634	Hershey Co. (The)	123,824
1,100	Hormel Foods Corp.	44,836
1,884	J.M. Smucker Co. (The)	115,056
4,036	Kellogg Co.	221,738
6,591	Kimberly-Clark Corp.	403,765
27,482	Kraft Foods, Inc., Class A	813,467
10,289	Kroger Co. (The)	228,724
2,451	Lorillard, Inc.	192,085
2,092	McCormick & Co., Inc.	82,780
3,237	Mead Johnson Nutrition Co., Class A	167,062
2,508	Molson Coors Brewing Co., Class B	111,255
25,834	PepsiCo, Inc.(>)	1,684,893
29,734	Philip Morris International, Inc.(>)	1,459,345
45,916	Procter & Gamble Co. (The)	2,854,139
2,675	Reynolds American, Inc.	142,898
6,155	Safeway, Inc.	145,258
11,040	Sara Lee Corp.	156,989
3,356	SUPERVALU, Inc.	50,004
9,381	Sysco Corp.	295,877
4,829	Tyson Foods, Inc., Class A	94,600
15,597	Walgreen Co.	548,235
33,729	Wal-Mart Stores, Inc.(>)	1,809,561
2,697	Whole Foods Market, Inc.*	105,237
		18,507,212
	Energy—11.3%
7,798	Anadarko Petroleum Corp.	484,724
5,328	Apache Corp.	542,177
6,798	Baker Hughes, Inc.(>)	338,269
1,640	Cabot Oil & Gas Corp.	59,253
3,870	Cameron International Corp.*	152,710
10,320	Chesapeake Energy Corp.	245,616
31,748	Chevron Corp.(>)	2,585,557
23,504	ConocoPhillips(>)	1,391,202
3,477	CONSOL Energy, Inc.	155,352
6,261	Denbury Resources, Inc.*	119,898
7,074	Devon Energy Corp.	476,292
1,100	Diamond Offshore Drilling, Inc.	87,010
11,104	El Paso Corp.	134,358
3,999	EOG Resources, Inc.	448,368
74,633	Exxon Mobil Corp.(>)	5,063,849
1,931	FMC Technologies, Inc.*	130,709
14,329	Halliburton Co.	439,184
1,673	Helmerich & Payne, Inc.	67,957
4,611	Hess Corp.	293,029
11,208	Marathon Oil Corp.	360,337
1,606	Massey Energy Co.	58,828
3,026	Murphy Oil Corp.	182,014
4,506	Nabors Industries Ltd. (Bermuda)*	97,194
6,624	National Oilwell Varco, Inc.	291,655

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
2,761	Noble Energy, Inc.	$210,940
12,835	Occidental Petroleum Corp.(>)	1,137,951
4,255	Peabody Energy Corp.	198,794
1,829	Pioneer Natural Resources Co.	117,294
2,519	Range Resources Corp.	120,308
1,802	Rowan Cos., Inc.*	53,700
18,916	Schlumberger Ltd.(>)	1,350,981
3,932	Smith International, Inc.	187,792
5,479	Southwestern Energy Co.*	217,407
10,251	Spectra Energy Corp.	239,258
1,851	Sunoco, Inc.	60,676
2,226	Tesoro Corp.	29,272
8,942	Valero Energy Corp.	185,904
9,239	Williams Cos., Inc. (The)	218,133
9,235	XTO Energy, Inc.	438,847
		18,972,799
	Financials—16.7%
7,427	Aflac, Inc.	378,480
8,495	Allstate Corp. (The)	277,532
18,938	American Express Co.	873,421
2,136	American International Group, Inc.*	83,090
4,045	Ameriprise Financial, Inc.	187,526
4,224	Aon Corp.	179,351
1,854	Apartment Investment & Management Co., Class A REIT	41,548
1,844	Assurant, Inc.	67,177
1,291	AvalonBay Communities, Inc. REIT	134,316
158,585	Bank of America Corp.(>)	2,827,570
19,120	Bank of New York Mellon Corp. (The)	595,206
10,935	BB&T Corp.	363,479
26,160	Berkshire Hathaway, Inc., Class B*(>)	2,014,320
2,199	Boston Properties, Inc. REIT	173,413
7,208	Capital One Financial Corp.	312,899
4,280	CB Richard Ellis Group, Inc., Class A*	74,130
15,478	Charles Schwab Corp. (The)	298,571
5,202	Chubb Corp. (The)	275,030
2,579	Cincinnati Financial Corp.	73,244
310,610	Citigroup, Inc.*(>)	1,357,366
1,055	CME Group, Inc.	346,472
2,755	Comerica, Inc.	115,710
8,607	Discover Financial Services	133,064
30,319	E*TRADE Financial Corp.*	50,936
4,462	Equity Residential REIT	201,995
1,401	Federated Investors, Inc., Class B	33,792
12,587	Fifth Third Bancorp	187,672
3,565	First Horizon National Corp.*	50,445
2,348	Franklin Resources, Inc.	271,523
7,743	Genworth Financial, Inc., Class A*	127,914
8,319	Goldman Sachs Group, Inc. (The)(>)	1,207,919
7,025	Hartford Financial Services Group, Inc. (The)	200,704

See Notes to Financial Statements.

48

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
4,651	HCP, Inc. REIT	$149,390
1,958	Health Care, Inc. REIT	87,973
10,341	Host Hotels & Resorts, Inc. REIT	168,145
7,502	Hudson City Bancorp, Inc.	99,777
11,343	Huntington Bancshares, Inc.	76,792
1,165	IntercontinentalExchange, Inc.*	135,874
6,788	Invesco Ltd.(~)	156,056
2,907	Janus Capital Group, Inc.*	40,930
62,805	JPMorgan Chase & Co.(>)	2,674,237
13,903	KeyCorp	125,405
6,420	Kimco Realty Corp. REIT	100,088
2,573	Legg Mason, Inc.	81,538
3,004	Leucadia National Corp.*	76,031
4,785	Lincoln National Corp.	146,373
5,618	Loews Corp.	209,214
1,314	M&T Bank Corp.	114,778
8,426	Marsh & McLennan Cos., Inc.	204,078
8,338	Marshall & Ilsley Corp.	75,876
12,968	MetLife, Inc.	591,081
3,113	Moody's Corp.	76,953
22,125	Morgan Stanley	668,617
2,342	NASDAQ OMX Group, Inc. (The)*	49,182
3,826	Northern Trust Corp.	210,353
4,131	NYSE Euronext	134,794
5,879	People's United Financial, Inc.	91,301
2,577	Plum Creek Timber Co., Inc. REIT	102,565
8,181	PNC Financial Services Group, Inc.	549,845
5,057	Principal Financial Group, Inc.	147,765
10,632	Progressive Corp. (The)	213,597
7,507	ProLogis REIT	98,867
7,362	Prudential Financial, Inc.	467,929
2,147	Public Storage REIT	208,066
18,882	Regions Financial Corp.	166,917
4,591	Simon Property Group, Inc. REIT	408,691
7,682	SLM Corp.*	94,028
7,842	State Street Corp.	341,127
7,906	SunTrust Banks, Inc.	234,018
4,100	T. Rowe Price Group, Inc.	235,791
1,311	Torchmark Corp.	70,191
8,130	Travelers Cos., Inc. (The)	412,516
30,279	U.S. Bancorp	810,569
5,261	Unum Group	128,737
2,480	Ventas, Inc. REIT	117,130
2,496	Vornado Realty Trust REIT	208,091
81,896	Wells Fargo & Co.(>)	2,711,577
5,416	XL Capital Ltd., Class A	96,405
2,381	Zions Bancorp	68,406
		27,953,479
	Health Care—11.7%
24,544	Abbott Laboratories(>)	1,255,671
6,824	Aetna, Inc.	201,649

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
4,868	Allergan, Inc.	$310,043
4,471	AmerisourceBergen Corp.	137,930
15,498	Amgen, Inc.*	888,965
9,541	Baxter International, Inc.	450,526
3,731	Becton, Dickinson and Co.	284,937
4,268	Biogen Idec, Inc.*	227,271
23,928	Boston Scientific Corp.*	164,625
27,127	Bristol-Myers Squibb Co.	686,042
1,514	C.R. Bard, Inc.	131,006
5,722	Cardinal Health, Inc.	198,496
2,807	CareFusion Corp.*	77,417
7,278	Celgene Corp.*	450,872
1,186	Cephalon, Inc.*	76,141
1,074	Cerner Corp.*	91,193
4,353	CIGNA Corp.	139,557
2,344	Coventry Health Care, Inc.*	55,647
1,633	DaVita, Inc.*	101,948
2,330	DENTSPLY International, Inc.	85,371
16,059	Eli Lilly & Co.	561,583
4,358	Express Scripts, Inc.*	436,367
4,786	Forest Laboratories, Inc.*	130,466
4,212	Genzyme Corp.*	224,247
14,296	Gilead Sciences, Inc.*	567,122
2,594	Hospira, Inc.*	139,531
2,695	Humana, Inc.*	123,215
616	Intuitive Surgical, Inc.*	222,105
43,502	Johnson & Johnson(>)	2,797,179
3,933	King Pharmaceuticals, Inc.*	38,543
1,657	Laboratory Corp. of America Holdings*	130,191
2,862	Life Technologies Corp.*	156,580
4,264	McKesson Corp.	276,350
7,347	Medco Health Solutions, Inc.*	432,885
17,481	Medtronic, Inc.	763,745
49,247	Merck & Co., Inc.(>)	1,725,615
886	Millipore Corp.*	94,049
4,855	Mylan, Inc.*	106,956
1,477	Patterson Cos., Inc.	47,249
1,861	PerkinElmer, Inc.	46,618
127,576	Pfizer, Inc.(>)	2,133,071
2,379	Quest Diagnostics, Inc.	135,984
5,152	St. Jude Medical, Inc.*	210,305
4,474	Stryker Corp.	256,987
6,855	Tenet Healthcare Corp.*	42,844
6,482	Thermo Fisher Scientific, Inc.*	358,325
18,326	UnitedHealth Group, Inc.	555,461
1,961	Varian Medical Systems, Inc.*	110,561
1,481	Waters Corp.*	106,617
1,686	Watson Pharmaceuticals, Inc.*	72,195
7,028	WellPoint, Inc.*	378,106
3,371	Zimmer Holdings, Inc.*	205,328
		19,601,687

See Notes to Financial Statements.

49

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
	Industrials—10.9%
11,251	3M Co.(>)	$997,626
1,773	Avery Dennison Corp.	69,200
11,979	Boeing Co. (The)	867,639
2,637	C.H. Robinson Worldwide, Inc.	159,011
9,886	Caterpillar, Inc.	673,138
2,081	Cintas Corp.	56,707
6,175	CSX Corp.	346,109
3,187	Cummins, Inc.	230,197
4,148	Danaher Corp.	349,593
6,712	Deere & Co.	401,512
2,949	Dover Corp.	153,997
807	Dun & Bradstreet Corp. (The)	62,115
2,618	Eaton Corp.	202,005
11,908	Emerson Electric Co.	621,955
2,000	Equifax, Inc.	67,200
3,358	Expeditors International of Washington, Inc.	136,805
2,077	Fastenal Co.	113,591
4,954	FedEx Corp.	445,910
769	First Solar, Inc.*	110,390
883	Flowserve Corp.	101,174
2,831	Fluor Corp.	149,590
6,106	General Dynamics Corp.	466,254
168,667	General Electric Co.(>)	3,181,060
1,982	Goodrich Corp.	147,025
12,104	Honeywell International, Inc.	574,577
6,125	Illinois Tool Works, Inc.	312,988
2,869	Iron Mountain, Inc.	72,155
2,895	ITT Corp.	160,875
1,971	Jacobs Engineering Group, Inc.*	95,042
1,829	L-3 Communications Holdings, Inc.	171,140
4,993	Lockheed Martin Corp.	423,856
5,680	Masco Corp.	92,186
5,852	Norfolk Southern Corp.	347,199
4,793	Northrop Grumman Corp.	325,109
5,766	PACCAR, Inc.	268,234
1,858	Pall Corp.	72,443
2,546	Parker Hannifin Corp.	176,132
3,284	Pitney Bowes, Inc.	83,414
2,242	Precision Castparts Corp.	287,738
3,325	Quanta Services, Inc.*	66,932
3,253	R.R. Donnelley & Sons Co.	69,907
6,001	Raytheon Co.	349,858
5,127	Republic Services, Inc.	159,091
2,353	Robert Half International, Inc.	64,425
2,260	Rockwell Automation, Inc.	137,227
2,488	Rockwell Collins, Inc.	161,720
1,483	Roper Industries, Inc.	90,493
845	Ryder System, Inc.	39,309
914	Snap-On, Inc.	44,037
11,768	Southwest Airlines Co.	155,102

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
1,342	Stericycle, Inc.*	$79,044
4,316	Textron, Inc.	98,578
7,996	Union Pacific Corp.	604,977
15,695	United Parcel Service, Inc., Class B(>)	1,085,152
14,803	United Technologies Corp.(>)	1,109,485
974	W.W. Grainger, Inc.	107,666
7,678	Waste Management, Inc.	266,273
		18,262,167
	Information Technology—19.1%
8,298	Adobe Systems, Inc.*	278,730
8,939	Advanced Micro Devices, Inc.*	80,987
5,522	Agilent Technologies, Inc.*	200,228
2,724	Akamai Technologies, Inc.*	105,773
4,708	Altera Corp.	119,395
2,742	Amphenol Corp., Class A	126,708
4,713	Analog Devices, Inc.	141,060
14,335	Apple, Inc.*(>)	3,743,155
21,265	Applied Materials, Inc.	293,032
3,637	Autodesk, Inc.*	123,694
7,993	Automatic Data Processing, Inc.	346,576
2,891	BMC Software, Inc.*	113,790
6,826	Broadcom Corp., Class A	235,429
6,257	CA, Inc.	142,722
90,510	Cisco Systems, Inc.*(>)	2,436,529
2,910	Citrix Systems, Inc.*	136,770
4,711	Cognizant Technology Solutions Corp., Class A*	241,109
2,431	Computer Sciences Corp.*	127,360
3,600	Compuware Corp.*	30,960
24,680	Corning, Inc.	475,090
27,261	Dell, Inc.*	441,083
17,892	eBay, Inc.*	426,008
5,172	Electronic Arts, Inc.*	100,182
32,485	EMC Corp.*	617,540
5,224	Fidelity National Information Services, Inc.	137,339
2,411	Fiserv, Inc.*	123,178
2,420	FLIR Systems, Inc.*	74,028
3,820	Google, Inc., Class A*(>)	2,007,181
2,071	Harris Corp.	106,615
37,213	Hewlett-Packard Co.	1,933,960
87,323	Intel Corp.(>)	1,993,584
20,535	International Business Machines Corp.(>)	2,649,015
4,969	Intuit, Inc.*	179,679
3,057	Jabil Circuit, Inc.	46,833
3,538	JDS Uniphase Corp.*	45,959
8,318	Juniper Networks, Inc.*	236,314
2,723	KLA-Tencor Corp.	92,745
1,236	Lexmark International, Inc., Class A*	45,794
3,538	Linear Technology Corp.	106,352
10,395	LSI Corp.*	62,578
1,527	MasterCard, Inc., Class A	378,757

See Notes to Financial Statements.

50

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
2,512	McAfee, Inc.*	$87,292
3,599	MEMC Electronic Materials, Inc.*	46,679
2,917	Microchip Technology, Inc.	85,205
13,468	Micron Technology, Inc.*	125,926
120,619	Microsoft Corp.(>)	3,683,704
2,146	Molex, Inc.	48,092
1,988	Monster Worldwide, Inc.*	34,651
36,618	Motorola, Inc.*	258,889
3,765	National Semiconductor Corp.	55,647
5,457	NetApp, Inc.*	189,194
5,514	Novell, Inc.*	30,933
1,518	Novellus Systems, Inc.*	39,772
8,785	NVIDIA Corp.*	138,100
61,789	Oracle Corp.(>)	1,596,628
5,092	Paychex, Inc.	155,815
1,803	QLogic Corp.*	34,924
26,567	QUALCOMM, Inc.(>)	1,029,205
2,987	Red Hat, Inc.*	89,222
4,826	SAIC, Inc.*	84,021
1,740	Salesforce.com, Inc.*	148,944
3,621	SanDisk Corp.*	144,442
12,764	Symantec Corp.*	214,052
6,085	Tellabs, Inc.	55,252
2,639	Teradata Corp.*	76,716
2,805	Teradyne, Inc.*	34,305
19,662	Texas Instruments, Inc.	511,409
3,122	Total System Services, Inc.	49,983
2,904	VeriSign, Inc.*	79,192
7,064	Visa, Inc., Class A	637,385
3,619	Western Digital Corp.*	148,705
10,809	Western Union Co. (The)	197,264
21,404	Xerox Corp.	233,304
4,380	Xilinx, Inc.	112,916
18,843	Yahoo!, Inc.*	311,475
		32,073,064
	Materials—3.5%
3,358	Air Products & Chemicals, Inc.	257,827
1,309	Airgas, Inc.	83,056
1,738	AK Steel Holding Corp.	29,112
16,153	Alcoa, Inc.	217,096
1,555	Allegheny Technologies, Inc.	83,146
1,489	Ball Corp.	79,230
1,725	Bemis Co., Inc.	52,457
1,097	CF Industries Holdings, Inc.	91,786
2,140	Cliffs Natural Resources, Inc.	133,814
18,212	Dow Chemical Co. (The)	561,476
14,303	E.I. du Pont de Nemours & Co.	569,832
1,151	Eastman Chemical Co.	77,025
3,740	Ecolab, Inc.	182,662
1,148	FMC Corp.	73,059

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
6,817	Freeport-McMoRan Copper & Gold, Inc.	$514,888
1,251	International Flavors & Fragrances, Inc.	62,663
6,856	International Paper Co.	183,329
2,711	MeadWestvaco Corp.	73,658
8,635	Monsanto Co.	544,523
7,773	Newmont Mining Corp.	435,910
4,986	Nucor Corp.	225,966
2,669	Owens-Illinois, Inc.*	94,589
2,095	Pactiv Corp.*	53,234
2,625	PPG Industries, Inc.	184,721
4,850	Praxair, Inc.	406,284
2,516	Sealed Air Corp.	54,094
1,928	Sigma-Aldrich Corp.	114,330
1,336	Titanium Metals Corp.*	20,601
2,270	United States Steel Corp.	124,078
2,000	Vulcan Materials Co.	114,560
3,346	Weyerhaeuser Co.	165,694
		5,864,700
	Telecommunication Services—2.7%
6,375	American Tower Corp., Class A*	260,164
93,299	AT&T, Inc.(>)	2,431,372
4,742	CenturyTel, Inc.	161,750
4,945	Frontier Communications Corp.	39,362
4,132	MetroPCS Communications, Inc.*	31,527
23,559	Qwest Communications International, Inc.	123,213
47,139	Sprint Nextel Corp.*	200,341
44,827	Verizon Communications, Inc.(>)	1,295,052
7,233	Windstream Corp.	79,925
		4,622,706
	Utilities—3.5%
10,584	AES Corp. (The)*	122,139
2,685	Allegheny Energy, Inc.	58,479
3,750	Ameren Corp.	97,350
7,568	American Electric Power Co., Inc.	259,582
6,218	CenterPoint Energy, Inc.	89,290
3,638	CMS Energy Corp.	59,154
4,454	Consolidated Edison, Inc.	201,321
3,183	Constellation Energy Group, Inc.	112,519
9,501	Dominion Resources, Inc.	397,142
2,611	DTE Energy Co.	125,772
20,729	Duke Energy Corp.	347,833
5,158	Edison International	177,280
2,995	Entergy Corp.	243,464
2,277	EQT Corp.	99,027
10,448	Exelon Corp.	455,428
4,826	FirstEnergy Corp.	182,761
6,544	FPL Group, Inc.	340,615
1,211	Integrys Energy Group, Inc.	60,078
716	Nicor, Inc.	31,153
4,382	NiSource, Inc.	71,427

See Notes to Financial Statements.

51

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
2,778	Northeast Utilities	$77,201
4,146	NRG Energy, Inc.*	100,209
1,670	ONEOK, Inc.	82,064
3,520	Pepco Holdings, Inc.	58,925
5,879	PG&E Corp.	257,500
1,701	Pinnacle West Capital Corp.	63,515
5,969	PPL Corp.	147,792
4,505	Progress Energy, Inc.	179,840
8,010	Public Service Enterprise Group, Inc.	257,361
2,764	Questar Corp.	132,534
1,765	SCANA Corp.	69,665
3,911	Sempra Energy	192,343
12,988	Southern Co.	448,865
3,385	TECO Energy, Inc.	57,308
1,850	Wisconsin Energy Corp.	97,143
7,229	Xcel Energy, Inc.	157,231
		5,911,310
	Total Investments (Cost $137,298,505)—101.1%	169,678,793
	Liabilities in excess of other assets—(1.1%)	(1,838,965)
	Net Assets—100.0%	$167,839,828

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

(<)  Except as otherwise noted, a portion of all securities in the portfolio are subject to call options when written. See Note 2H.

(>)  Security not subject to call options written.

(~)  Affiliated company. The Fund's Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 6.

See Notes to Financial Statements.

52

Schedule of Investments

PowerShares Value Line Industry Rotation Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Agriculture—2.3%
3,356	British American Tobacco PLC ADR (United Kingdom)	$212,938
4,370	Reynolds American, Inc.	233,446
		446,384
	Airlines—1.3%
11,564	Continental Airlines, Inc., Class B*	258,455
	Apparel—4.7%
2,270	Deckers Outdoor Corp.*	319,117
2,868	Polo Ralph Lauren Corp.	257,833
5,600	Steven Madden Ltd.*	324,576
		901,526
	Auto Parts & Equipment—3.0%
8,162	Fuel Systems Solutions, Inc.*	256,858
9,844	TRW Automotive Holdings Corp.*	317,075
		573,933
	Beverages—2.8%
4,914	Boston Beer Co., Inc., Class A*	280,147
30,636	Cott Corp. (Canada)*	256,423
		536,570
	Chemicals—4.3%
6,226	Albemarle Corp.	284,279
5,076	Ashland, Inc.	302,327
7,962	Dow Chemical Co. (The)	245,468
		832,074
	Coal—2.4%
5,120	Alpha Natural Resources, Inc.*	241,050
4,877	CONSOL Energy, Inc.	217,904
		458,954
	Commercial Services—5.4%
4,108	Alliance Data Systems Corp.*	308,347
11,092	Corrections Corp. of America*	229,826
3,754	DeVry, Inc.	234,212
11,338	PAREXEL International Corp.*	267,350
		1,039,735
	Computers—4.9%
23,280	Agilysys, Inc.	252,588
4,144	Infosys Technologies Ltd. ADR (India)	248,143
11,320	Seagate Technology (Cayman Islands)*	207,948
5,638	Western Digital Corp.*	231,666
		940,345
	Cosmetics/Personal Care—2.5%
3,919	Estee Lauder Cos., Inc. (The), Class A	258,340
3,637	Procter & Gamble Co. (The)	226,076
		484,416
	Electric—1.2%
11,092	Avista Corp.	239,920

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electronics—1.3%
14,414	Sanmina-SCI Corp.*	$257,002
	Food—1.2%
5,330	TreeHouse Foods, Inc.*	225,406
	Forest Products & Paper—1.4%
9,808	MeadWestvaco Corp.	266,483
	Healthcare - Products—2.4%
12,840	Align Technology, Inc.*	218,023
671	Intuitive Surgical, Inc.*	241,936
		459,959
	Healthcare - Services—2.6%
3,890	Amedisys, Inc.*	223,986
13,130	Odyssey HealthCare, Inc.*	273,498
		497,484
	Home Furnishings—1.3%
18,566	La-Z-Boy, Inc.*	242,101
	Household Products/Wares—2.9%
12,476	American Greetings Corp., Class A	306,411
5,086	Tupperware Brands Corp.	259,742
		566,153
	Insurance—5.1%
4,778	Aflac, Inc.	243,487
11,636	Assured Guaranty Ltd. (Bermuda)	250,756
9,418	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	241,289
4,904	Reinsurance Group of America, Inc.	253,193
		988,725
	Internet—1.4%
1,022	Priceline.com, Inc.*	267,815
	Investment Companies—2.7%
7,148	Central Europe and Russia Fund, Inc. (The)	259,758
13,128	Templeton Emerging Markets Fund	258,491
		518,249
	Media—8.1%
10,206	Cablevision Systems Corp., Class A	280,053
6,886	DIRECTV, Class A*	249,480
5,498	John Wiley & Sons, Inc., Class A	232,400
44,922	McClatchy Co. (The), Class A*	244,825
17,454	News Corp., Class A	269,141
7,844	Viacom, Inc., Class B*	277,128
		1,553,027
	Mining—2.8%
3,122	Freeport-McMoRan Copper & Gold, Inc.	235,805
15,580	Silver Wheaton Corp. (Canada)*	304,121
		539,926

See Notes to Financial Statements.

53

Schedule of Investments (Continued)

PowerShares Value Line Industry Rotation Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Miscellaneous Manufacturing—1.2%
5,972	Pall Corp.	$232,848
	Oil & Gas—1.4%
4,796	Newfield Exploration Co.*	279,079
	Pharmaceuticals—6.5%
5,880	Catalyst Health Solutions, Inc.*	248,783
6,018	Herbalife Ltd. (Cayman Islands)	290,369
3,682	Medco Health Solutions, Inc.*	216,943
5,156	NBTY, Inc.*	209,746
4,696	Perrigo Co.	286,597
		1,252,438
	Pipelines—1.3%
7,130	Enterprise Products Partners LP	252,830
	Retail—9.1%
13,898	99 Cents Only Stores*	215,697
7,348	Big Lots, Inc.*	280,693
11,410	CarMax, Inc.*	280,344
6,098	Cash America International, Inc.	225,992
5,664	Guess?, Inc.	259,808
8,714	Nu Skin Enterprises, Inc., Class A	261,943
5,420	P.F. Chang's China Bistro, Inc.*	236,529
		1,761,006
	Semiconductors—4.4%
3,556	Cree, Inc.*	260,335
23,870	Teradyne, Inc.*	291,930
6,542	Veeco Instruments, Inc.*	287,782
		840,047
	Software—5.5%
2,840	Cerner Corp.*	241,144
18,843	Renaissance Learning, Inc.	267,759
3,366	Salesforce.com, Inc.*	288,130
6,714	Solera Holdings, Inc.	260,973
		1,058,006
	Telecommunications—1.3%
13,374	Corning, Inc.	257,450
	Transportation—1.4%
6,686	Kansas City Southern*	271,117
	Total Common Stocks and Other Equity Interests (Cost $17,217,104)	19,299,463

Number of Shares		Value
	Money Market Fund—0.1%
25,565	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $25,565)	$25,565
	Total Investments (Cost $17,242,669)—100.2%	19,325,028
	Liabilities in excess of other assets—(0.2%)	(34,938)
	Net Assets—100.0%	$19,290,090

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

54

Schedule of Investments

PowerShares Value Line TimelinessTM Select Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—35.1%
10,285	Amazon.com, Inc.*	$1,409,662
29,425	Bed Bath & Beyond, Inc.*	1,352,373
59,140	CarMax, Inc.*	1,453,070
11,905	Deckers Outdoor Corp.*	1,673,605
36,074	DIRECTV, Class A*	1,306,961
49,070	Dress Barn, Inc. (The)*	1,358,258
45,787	DSW, Inc., Class A*	1,382,767
33,426	Fossil, Inc.*	1,300,271
42,390	Fuel Systems Solutions, Inc.*	1,334,013
34,210	Hasbro, Inc.	1,312,296
31,800	Jo-Ann Stores, Inc.*	1,403,016
9,814	National Presto Industries, Inc.	1,098,874
18,620	Netflix, Inc.*	1,839,097
16,680	Panera Bread Co., Class A*	1,300,039
5,300	Priceline.com, Inc.*	1,388,865
37,925	Urban Outfitters, Inc.*	1,422,567
40,785	Viacom, Inc., Class B*	1,440,934
		23,776,668
	Consumer Staples—6.0%
25,665	Boston Beer Co., Inc., Class A*	1,463,161
20,565	Estee Lauder Cos., Inc. (The), Class A	1,355,645
20,138	J.M. Smucker Co. (The)	1,229,828
		4,048,634
	Financials—3.8%
62,010	EZCORP, Inc., Class A*	1,284,227
25,695	Reinsurance Group of America, Inc.	1,326,633
		2,610,860
	Health Care—23.6%
43,605	AmerisourceBergen Corp.	1,345,214
30,765	Catalyst Health Solutions, Inc.*	1,301,667
36,365	CIGNA Corp.	1,165,862
24,189	Covidien PLC (Ireland)	1,160,830
13,290	Edwards Lifesciences Corp.*	1,369,933
23,540	Hospira, Inc.*	1,266,217
52,725	Medicis Pharmaceutical Corp., Class A	1,338,161
68,515	Odyssey HealthCare, Inc.*	1,427,167
58,180	PAREXEL International Corp.*	1,371,884
24,690	Perrigo Co.	1,506,831
22,906	Stryker Corp.	1,315,721
24,930	Varian Medical Systems, Inc.*	1,405,553
		15,975,040
	Information Technology—29.5%
123,540	Agilysys, Inc.	1,340,409
100,839	CEVA, Inc.*	1,234,269
169,025	Cirrus Logic, Inc.*	2,148,308
25,665	Cognizant Technology Solutions Corp., Class A*	1,313,535
18,180	Cree, Inc.*	1,330,958

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,857	Equinix, Inc.*	$1,294,057
48,705	Informatica Corp.*	1,218,112
21,720	Infosys Technologies Ltd. ADR (India)	1,300,594
60,927	Marvell Technology Group Ltd. (Bermuda)*	1,258,143
39,665	NetApp, Inc.*	1,375,185
41,547	OSI Systems, Inc.*	1,081,884
17,600	Salesforce.com, Inc.*	1,506,560
35,445	Solera Holdings, Inc.	1,377,747
62,879	TeleTech Holdings, Inc.*	1,040,647
28,703	Western Digital Corp.*	1,179,406
		19,999,814
	Telecommunication Services—2.0%
31,790	NII Holdings, Inc.*	1,348,532
	Total Common Stocks and Other Equity Interests (Cost $59,140,907)	67,759,548
	Money Market Fund—0.1%
80,038	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $80,038)	80,038
	Total Investments (Cost $59,220,945)—100.1%	67,839,586
	Liabilities in excess of other assets—(0.1%)	(94,071)
	Net Assets—100.0%	$67,745,515

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

55

Schedule of Investments

PowerShares Water Resources Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Electronics—12.3%
1,348,472	Badger Meter, Inc.(~)	$55,772,802
789,901	Itron, Inc.*	62,884,019
1,271,511	Watts Water Technologies, Inc., Class A	45,113,210
		163,770,031
	Engineering & Construction—15.5%
2,184,464	Aecom Technology Corp.*	65,686,832
1,516,332	Insituform Technologies, Inc., Class A*	36,346,478
1,425,218	Layne Christensen Co.(~)*	39,022,469
1,296,737	URS Corp.*	66,587,445
		207,643,224
	Environmental Control—10.9%
2,311,439	Calgon Carbon Corp.*	35,827,305
1,684,954	Nalco Holding Co.	41,668,912
2,797,447	Tetra Tech, Inc.*	68,117,834
		145,614,051
	Hand/Machine Tools—3.6%
1,359,111	Franklin Electric Co., Inc.(~)	47,555,294
	Machinery - Diversified—17.8%
485,982	Flowserve Corp.	55,683,818
1,491,919	Gorman-Rupp Co. (The)(~)	41,609,621
1,214,177	IDEX Corp.	40,796,347
1,123,742	Lindsay Corp.(~)	42,735,908
934,275	Roper Industries, Inc.	57,009,461
		237,835,155
	Metal Fabricate/Hardware—9.9%
8,284,655	Mueller Water Products, Inc., Class A(~)	46,394,068
831,334	Northwest Pipe Co.(~)*	20,051,776
782,946	Valmont Industries, Inc.	65,211,572
		131,657,416
	Miscellaneous Manufacturing—18.2%
829,892	Ameron International Corp.(~)	57,586,206
751,240	Danaher Corp.	63,314,507
755,580	ITT Corp.	41,987,581
999,978	Pall Corp.	38,989,142
1,150,382	Pentair, Inc.	41,597,813
		243,475,249
	Water—11.8%
545,827	American States Water Co.	20,370,264
875,117	American Water Works Co., Inc.	19,060,048
1,081,178	Aqua America, Inc.	19,817,993
545,345	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)*	21,459,326
1,308,782	Consolidated Water Co. Ltd. (Cayman Islands)(~)	18,519,265

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,869,580	Veolia Environnement ADR (France)	$58,312,200
		157,539,096
	Total Common Stocks and Other Equity Interests (Cost $1,286,173,423)	1,335,089,516
	Money Market Fund—0.0%
12,974	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $12,974)	12,974
	Total Investments (Cost $1,286,186,397)—100.0%	1,335,102,490
	Liabilities in excess of other assets—(0.0%)	(69,191)
	Net Assets—100.0%	$1,335,033,299

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(~)  Affiliated Investment. See Note 6.

*  Non-income producing security.

See Notes to Financial Statements.

56

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Parts & Equipment—3.8%
1,161,239	Amerigon, Inc.(~)*	$11,391,755
418,426	Fuel Systems Solutions, Inc.*	13,167,866
		24,559,621
	Building Materials—2.0%
3,375,527	Broadwind Energy, Inc.*	13,367,087
	Chemicals—9.2%
193,181	Air Products & Chemicals, Inc.	14,832,437
420,909	OM Group, Inc.*	15,889,315
389,192	Sociedad Quimica y Minera de Chile SA ADR (Chile)	14,010,912
1,588,483	Zoltek Cos., Inc.*	15,630,672
		60,363,336
	Commercial Services—2.3%
758,648	Quanta Services, Inc.*	15,271,584
	Computers—4.8%
1,621,740	Echelon Corp.*	15,325,443
1,123,417	Maxwell Technologies, Inc.*	16,210,907
		31,536,350
	Electric—10.5%
962,653	Calpine Corp.*	13,120,960
186,114	CPFL Energia SA ADR (Brazil)	11,574,430
325,086	IDACORP, Inc.	11,729,103
565,840	Ormat Technologies, Inc.	18,027,662
584,952	Portland General Electric Co.	11,628,846
3,222,727	U.S. Geothermal, Inc.*	3,061,913
		69,142,914
	Electrical Components & Equipment—26.4%
968,121	A123 Systems, Inc.*	12,062,788
3,700,321	Advanced Battery Technologies, Inc.(~)*	12,840,114
458,077	American Superconductor Corp.*	13,366,687
7,445,739	Beacon Power Corp.*	3,201,668
710,961	Canadian Solar, Inc. (China)*	12,313,844
1,363,460	China BAK Battery, Inc.*	2,740,555
3,067,786	Ener1, Inc.*	12,761,990
2,169,976	Energy Conversion Devices, Inc.*	15,450,229
3,126,235	JA Solar Holdings Co. Ltd. ADR (China)*	19,101,296
1,351,905	Satcon Technology Corp.*	3,798,853
859,630	SunPower Corp., Class A*	14,226,876
1,108,452	Suntech Power Holdings Co. Ltd. ADR (China)*	15,074,947
1,274,924	Universal Display Corp.*	17,020,235
3,709,881	Valence Technology, Inc.*	3,895,375
1,248,004	Yingli Green Energy Holding Co. Ltd. ADR (China)*	15,762,291
		173,617,748

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electronics—3.0%
202,078	Itron, Inc.*	$16,087,429
874,111	UQM Technologies, Inc.*	3,819,865
		19,907,294
	Energy - Alternate Sources—13.0%
835,212	Ascent Solar Technologies, Inc.*	3,182,158
4,239,866	Ballard Power Systems, Inc. (Canada)(~)*	9,963,685
1,305,442	Comverge, Inc.(~)*	14,803,712
134,443	First Solar, Inc.*	19,299,292
4,400,689	FuelCell Energy, Inc.(~)*	12,101,895
2,532,140	Gushan Environmental Energy Ltd. ADR (China)*	2,582,783
464,412	Ocean Power Technologies, Inc.*	3,176,578
4,493,660	Quantum Fuel Systems Technologies Worldwide, Inc.*	3,150,056
666,486	Trina Solar Ltd. ADR (Cayman Islands)*	17,241,993
		85,502,152
	Food—2.5%
1,548,787	Cosan Ltd., Class A (Brazil)*	16,448,118
	Machinery - Diversified—0.4%
3,282,744	Raser Technologies, Inc.*	2,647,205
	Miscellaneous Manufacturing—2.4%
679,528	STR Holdings, Inc.*	15,669,916
	Semiconductors—19.7%
408,357	Aixtron AG ADR (Germany)	12,830,577
1,114,716	Applied Materials, Inc.	15,360,787
209,971	Cree, Inc.*	15,371,977
2,512,206	EMCORE Corp.*	3,366,356
2,742,158	GT Solar International, Inc.*	15,986,781
566,696	International Rectifier Corp.*	13,045,342
1,003,089	MEMC Electronic Materials, Inc.*	13,010,064
2,624,845	Renesola Ltd. ADR (British Virgin Islands)*	20,500,039
740,712	Rubicon Technology, Inc.*	20,102,924
		129,574,847
	Total Common Stocks and Other Equity Interests (Cost $799,449,925)	657,608,172

See Notes to Financial Statements.

57

Schedule of Investments (Continued)

PowerShares WilderHill Clean Energy Portfolio

April 30, 2010

Number of Shares		Value
	Money Market Fund—0.0%
166,428	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $166,428)	$166,428
	Total Investments (Cost $799,616,353)—100.0%	657,774,600
	Liabilities in excess of other assets—(0.0%)	(288,992)
	Net Assets—100.0%	$657,485,608

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(~)  Affiliated Investment. See Note 6.

*  Non-income producing security.

See Notes to Financial Statements.

58

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Agriculture—2.6%
42,793	Andersons, Inc. (The)	$1,546,539
	Auto Parts & Equipment—9.8%
225,234	Exide Technologies*	1,337,890
40,105	Johnson Controls, Inc.	1,347,127
66,788	Tenneco, Inc.*	1,721,127
78,263	Westport Innovations, Inc. (Canada)*	1,486,997
		5,893,141
	Building Materials—3.2%
55,191	Owens Corning*	1,919,543
	Chemicals—7.1%
57,455	Methanex Corp. (Canada)	1,331,807
17,184	Praxair, Inc.	1,439,504
51,246	Rockwood Holdings, Inc.*	1,534,305
		4,305,616
	Computers—2.1%
43,804	Telvent GIT SA (Spain)*	1,265,936
	Electric—9.9%
79,710	Centrais Eletricas Brasileiras SA ADR (Brazil)	1,139,056
76,330	Companhia Energetica de Minas Gerais SA ADR (Brazil)	1,232,731
41,959	EnerNOC, Inc.*	1,220,168
58,882	Enersis SA ADR (Chile)	1,171,163
23,991	FPL Group, Inc.	1,248,731
		6,011,849
	Electrical Components & Equipment—14.1%
107,688	A-Power Energy Generation Systems Ltd.*	1,129,647
213,997	Capstone Turbine Corp.*	261,077
25,192	Emerson Electric Co.	1,315,778
20,183	Energizer Holdings, Inc.*	1,233,181
51,416	EnerSys*	1,330,646
45,988	General Cable Corp.*	1,313,877
101,001	GrafTech International Ltd.*	1,702,877
25,354	SmartHeat, Inc.*	212,720
		8,499,803
	Electronics—4.2%
37,777	Koninklijke Philips Electronics NV (Netherlands)	1,259,485
40,482	Woodward Governor Co.	1,297,448
		2,556,933
	Energy - Alternate Sources—4.5%
59,010	Clean Energy Fuels Corp.*	1,039,756
75,667	Covanta Holding Corp.*	1,322,659
59,247	Headwaters, Inc.*	355,482
		2,717,897
	Engineering & Construction—4.8%
49,018	Foster Wheeler AG (Switzerland)*	1,469,559
51,426	McDermott International, Inc.*	1,409,587
		2,879,146

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Environmental Control—3.4%
198,820	EnergySolutions, Inc.	$1,441,445
35,013	Fuel Tech, Inc.*	262,947
278,403	Rentech, Inc.*	348,004
		2,052,396
	Hand/Machine Tools—2.1%
33,815	Baldor Electric Co.	1,298,834
	Mining—4.6%
52,349	Cameco Corp. (Canada)	1,288,309
250,342	USEC, Inc.*	1,502,052
		2,790,361
	Miscellaneous Manufacturing—10.0%
17,689	Eaton Corp.	1,364,883
39,144	ESCO Technologies, Inc.	1,207,592
92,502	Hexcel Corp.*	1,498,533
18,500	LSB Industries, Inc.*	328,560
21,924	PMFG, Inc.*	315,267
13,471	Siemens AG ADR (Germany)	1,315,309
		6,030,144
	Oil & Gas—12.7%
62,670	Chesapeake Energy Corp.	1,491,546
32,986	Questar Corp.	1,581,679
30,696	Range Resources Corp.	1,466,041
41,357	Sasol Ltd. ADR (South Africa)	1,681,162
37,186	Southwestern Energy Co.*	1,475,540
		7,695,968
	Semiconductors—2.2%
30,620	Veeco Instruments, Inc.*	1,346,974
	Telecommunications—2.6%
82,110	Corning, Inc.	1,580,618
	Total Common Stocks and Other Equity Interests (Cost $53,075,157)	60,391,698
	Money Market Fund—0.1%
60,796	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $60,796)	60,796
	Total Investments (Cost $53,135,953)—100.0%	60,452,494
	Liabilities in excess of other assets—(0.0%)	(1,280)
	Net Assets—100.0%	$60,451,214

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

59

Statements of Assets and Liabilities

April 30, 2010

	PowerShares Aerospace & Defense Portfolio	PowerShares CleantechTM Portfolio	PowerShares DWA Technical LeadersTM Portfolio	PowerShares Global Listed Private Equity Portfolio	PowerShares Golden Dragon Halter USX China Portfolio	PowerShares Lux Nanotech Portfolio	PowerShares NASDAQ-100 BuyWrite Portfolio
ASSETS:
Unaffiliated investments, at value	$137,447,311	$160,038,970	$159,525,616	$212,896,586	$455,454,548	$55,395,829	$11,205,733
Affiliated investments, at value (Note 6)	—	—	—	—	—	—	—
Foreign cash, at value	—	28,989	—	5,727	—	—	—
Receivables:
Dividends	42,716	53,274	38,841	119,033	1,005,968	11,912	1,300
Expense waivers	633	—	—	4,048	41,485	—	—
Investments sold	—	2,544,630	—	21,647,403	—	503,892	—
Foreign tax reclaims	—	62,774	—	16,118	—	—	—
Shares sold	—	—	—	994,634	—	—	—
Other assets	3,000	3,000	3,000	3,000	3,000	3,000	—
Total Assets	137,493,660	162,731,637	159,567,457	235,686,549	456,505,001	55,914,633	11,207,033
LIABILITES:
Due to custodian	6,323	6,438	5,659	6,675	102,452	6,064	—
Payables:
Shares repurchased	—	2,541,761	—	22,593,780	—	529,606	—
Investments purchased	—	—	—	990,216	337,466	—	—
Expense recapture	—	2,538	3,823	—	—	371	—
Open written options, at value	—	—	—	—	—	—	129,963
Accrued advisory fees	55,696	67,074	63,897	96,620	188,427	23,672	6,867
Accrued expenses	94,091	92,674	122,768	119,800	353,369	64,849	—
Total Liabilities	156,110	2,710,485	196,147	23,807,091	981,714	624,562	136,830
NET ASSETS	$137,337,550	$160,021,152	$159,371,310	$211,879,458	$455,523,287	$55,290,071	$11,070,203
NET ASSETS CONSIST OF:
Shares of beneficial interest	$184,986,888	$211,256,759	$286,696,813	$271,644,014	$621,693,245	$117,046,442	$10,162,383
Undistributed net investment income (loss)	126,024	(4,993)	120,278	8,504	(317,994)	(4,088)	—
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(25,644,062)	(50,852,148)	(160,648,541)	(83,926,414)	(169,481,045)	(58,747,453)	(2,375,889)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(22,131,300)	(378,466)	33,202,760	24,153,354	3,629,081	(3,004,830)	3,283,709
Net Assets	$137,337,550	$160,021,152	$159,371,310	$211,879,458	$455,523,287	$55,290,071	$11,070,203
Shares outstanding (unlimited amount authorized, $0.01 par value)	7,200,000	6,400,000	7,500,000	21,100,000	18,200,000	5,350,000	500,000
Net asset value	$19.07	$25.00	$21.25	$10.04	$25.03	$10.33	$22.14
Share price	$19.07	$24.80	$21.24	$10.06	$25.11	$10.32	$22.17
Unaffiliated investments, at cost	$159,578,611	$160,413,265	$126,322,856	$188,741,409	$451,825,467	$58,400,659	$7,981,774
Affiliated investments, at cost	$—	$—	$—	$—	$—	$—	$—
Foreign cash, at cost	$—	$29,203	$—	$5,707	$—	$—	$—
Premium received	$—	$—	$—	$—	$—	$—	$189,713

See Notes to Financial Statements.

60

	PowerShares S&P 500 BuyWrite Portfolio	PowerShares Value Line Industry Rotation Portfolio	PowerShares Value Line TimelinessTM Select Portfolio	PowerShares Water Resources Portfolio	PowerShares WilderHill Clean Energy Portfolio	PowerShares WilderHill Progressive Energy Portfolio
ASSETS:
Unaffiliated investments, at value	$169,522,737	$19,325,028	$67,839,586	$965,855,081	$596,673,439	$60,452,494
Affiliated investments, at value (Note 6)	156,056	—	—	369,247,409	61,101,161	—
Foreign cash, at value	—	—	—	—	—	—
Receivables:
Dividends	170,070	14,204	13,108	1,276,693	599,841	84,256
Expense waivers	—	6,141	2,032	—	12,272	5,039
Investments sold	—	4,046	—	337,240	1,491,676	—
Foreign tax reclaims	—	—	—	442,715	—	—
Shares sold	—	—	—	—	—	—
Other assets	—	3,000	3,000	2,000	2,000	3,000
Total Assets	169,848,863	19,352,419	67,857,726	1,337,161,138	659,880,389	60,544,789
LIABILITES:
Due to custodian	48,258	6,064	6,063	15,947	17,213	6,064
Payables:
Shares repurchased	—	—	—	—	1,527,742	—
Investments purchased	—	—	—	878,084	—	—
Expense recapture	—	—	—	—	—	—
Open written options, at value	1,857,700	—	—	—	—	—
Accrued advisory fees	103,077	8,617	28,935	546,105	275,732	25,141
Accrued expenses	—	47,648	77,213	687,703	574,094	62,370
Total Liabilities	2,009,035	62,329	112,211	2,127,839	2,394,781	93,575
NET ASSETS	$167,839,828	$19,290,090	$67,745,515	$1,335,033,299	$657,485,608	$60,451,214
NET ASSETS CONSIST OF:
Shares of beneficial interest	$158,536,980	$45,504,622	$192,921,373	$1,718,554,929	$1,837,681,122	$75,553,872
Undistributed net investment income (loss)	143,134	1,416	(5,321)	398,523	(24,281)	119,181
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(23,947,474)	(28,298,307)	(133,789,178)	(432,836,246)	(1,038,329,480)	(22,538,380)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	33,107,188	2,082,359	8,618,641	48,916,093	(141,841,753)	7,316,541
Net Assets	$167,839,828	$19,290,090	$67,745,515	$1,335,033,299	$657,485,608	$60,451,214
Shares outstanding (unlimited amount authorized, $0.01 par value)	7,800,000	950,000	5,550,000	73,950,000	65,000,000	2,400,000
Net asset value	$21.52	$20.31	$12.21	$18.05	$10.12	$25.19
Share price	$21.52	$20.31	$12.21	$18.27	$10.22	$25.19
Unaffiliated investments, at cost	$137,178,478	$17,242,669	$59,220,945	$910,830,248	$724,556,014	$53,135,953
Affiliated investments, at cost	$120,027	$—	$—	$375,356,149	$75,060,339	$—
Foreign cash, at cost	$—	$—	$—	$—	$—	$—
Premium received	$2,584,600	$—	$—	$—	$—	$—

61

Statements of Operations

Year Ended April 30, 2010

	PowerShares Aerospace & Defense Portfolio	PowerShares CleantechTM Portfolio	PowerShares DWA Technical LeadersTM Portfolio	PowerShares Global Listed Private Equity Portfolio	PowerShares Golden Dragon Halter USX China Portfolio	PowerShares Lux Nanotech Portfolio	PowerShares NASDAQ-100 BuyWrite Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$2,225,021	$1,216,209	$1,372,366	$6,673,324	$5,914,381	$352,641	$61,404
Affiliated dividend income	—	—	—	—	—	—	—
Foreign withholding tax	(6,093)	(116,818)	—	(186,621)	(516,692)	(1,590)	(537)
Total Income	2,218,928	1,099,391	1,372,366	6,486,703	5,397,689	351,051	60,867
EXPENSES:
Advisory fees	638,835	697,837	651,728	744,150	2,135,427	267,285	62,541
Sub-licensing	76,660	104,675	130,345	148,830	427,085	53,457	—
Accounting & administration fees	64,668	64,668	69,995	64,668	104,245	64,668	—
Professional fees	35,345	59,564	36,040	40,804	45,674	32,001	—
Custodian & transfer agent fees	13,980	9,266	15,484	18,453	38,344	7,987	—
Trustees	8,347	8,591	8,591	8,334	17,690	5,830	—
Other expenses	40,559	52,403	43,118	41,892	274,466	21,749	—
Total Expenses	878,394	997,004	955,301	1,067,131	3,042,931	452,977	62,541
Waivers	(35,132)	(54,925)	(43,037)	(25,321)	(53,336)	(78,778)	—
Net Expenses	843,262	942,079	912,264	1,041,810	2,989,595	374,199	62,541
Net Investment Income (Loss)	1,375,666	157,312	460,102	5,444,893	2,408,094	(23,148)	(1,674)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(15,711,782)	(9,683,392)	(8,450,841)	(10,513,016)	(88,226,635)	(8,583,777)	(51,185)
Written options	—	—	—	—	—	—	(1,393,398)
In-kind redemptions	(124,327)	3,615,302	25,109,268	18,952,028	30,783,958	2,921,870	—
Foreign currency related transactions	—	(29,808)	—	(793,861)	—	—	—
Net realized gain (loss)	(15,836,109)	(6,097,898)	16,658,427	7,645,151	(57,442,677)	(5,661,907)	(1,444,583)
Net change in unrealized appreciation (depreciation) on:
Investments	60,642,047	40,142,056	34,450,917	40,024,153	187,055,633	20,148,115	3,117,989
Written options	—	—	—	—	—	—	148,755
Translation of asset and liabilities denominated in foreign currencies	—	(4,017)	—	(1,823)	—	—	—
Net change in unrealized appreciation	60,642,047	40,138,039	34,450,917	40,022,330	187,055,633	20,148,115	3,266,744
Net realized and unrealized gain on investments	44,805,938	34,040,141	51,109,344	47,667,481	129,612,956	14,486,208	1,822,161
Net increase in net assets resulting from operations	$46,181,604	$34,197,453	$51,569,446	$53,112,374	$132,021,050	$14,463,060	$1,820,487

See Notes to Financial Statements.

62

	PowerShares S&P 500 BuyWrite Portfolio	PowerShares Value Line Industry Rotation Portfolio	PowerShares Value Line TimelinessTM Select Portfolio	PowerShares Water Resources Portfolio	PowerShares WilderHill Clean Energy Portfolio	PowerShares WilderHill Progressive Energy Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$2,689,727	$244,877	$485,081	$12,213,406	$3,996,011	$752,878
Affiliated dividend income	2,323	—	—	4,315,845	—	—
Foreign withholding tax	—	(917)	(18,247)	(754,783)	(197,691)	(47,700)
Total Income	2,692,050	243,960	466,834	15,774,468	3,798,320	705,178
EXPENSES:
Advisory fees	961,691	125,923	346,695	6,554,623	3,673,654	266,050
Sub-licensing	—	25,185	69,339	983,194	734,731	51,980
Accounting & administration fees	—	64,668	64,668	321,532	181,644	64,668
Professional fees	—	30,908	32,879	86,120	61,197	31,941
Custodian & transfer agent fees	—	9,945	8,838	80,103	47,933	8,874
Trustees	—	4,924	6,480	49,005	29,398	5,787
Other expenses	—	12,255	23,865	277,786	442,675	17,009
Total Expenses	961,691	273,808	552,764	8,352,363	5,171,232	446,309
Waivers	—	(97,515)	(67,391)	—	(28,116)	(75,069)
Net Expenses	961,691	176,293	485,373	8,352,363	5,143,116	371,240
Net Investment Income (Loss)	1,730,359	67,667	(18,539)	7,422,105	(1,344,796)	333,938
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(4,427,200)	(3,063,503)	(8,060,598)	(115,093,687)	(221,731,752)	(3,202,760)
Written options	(15,258,419)	—	—	—	—	—
In-kind redemptions	687,542	8,744,909	18,277,159	37,430,431	53,786,479	904,976
Foreign currency related transactions	—	—	—	—	—	—
Net realized gain (loss)	(18,998,077)	5,681,406	10,216,561	(77,663,256)	(167,945,273)	(2,297,784)
Net change in unrealized appreciation (depreciation) on:
Investments	40,967,375	1,537,408	6,724,746	403,374,916	245,604,627	20,849,396
Written options	415,292	—	—	—	—	—
Translation of asset and liabilities denominated in foreign currencies	—	—	—	—	—	—
Net change in unrealized appreciation	41,382,667	1,537,408	6,724,746	403,374,916	245,604,627	20,849,396
Net realized and unrealized gain on investments	22,384,590	7,218,814	16,941,307	325,711,660	77,659,354	18,551,612
Net increase in net assets resulting from operations	$24,114,949	$7,286,481	$16,922,768	$333,133,765	$76,314,558	$18,885,550

63

Statements of Changes in Net Assets

	PowerShares Aerospace & Defense Portfolio		PowerShares CleantechTM Portfolio		PowerShares DWA Technical LeadersTM Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$1,375,666	$1,626,906	$157,312	$(9,129)	$460,102	$990,079
Net realized gain (loss) on investments and foreign currency related transactions	(15,836,109)	(17,054,727)	(6,097,898)	(30,006,204)	16,658,427	(173,699,963)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	60,642,047	(66,015,919)	40,138,039	(41,945,980)	34,450,917	(17,193,055)
Net increase (decrease) in net assets resulting from operations	46,181,604	(81,443,740)	34,197,453	(71,961,313)	51,569,446	(189,902,939)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(44,617)	(109,833)	(48,876)	(244,900)	(137,660)	(380,236)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,645,392)	(1,446,628)	(223,251)	—	(843,823)	(486,080)
Return of capital	—	—	(75,171)	—	—	—
Net realized gains	—	—	—	—	—	—
Total distributions to shareholders	(1,645,392)	(1,446,628)	(298,422)	—	(843,823)	(486,080)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	13,619,982	29,268,610	24,079,029	76,687,579	153,039,448	263,642,733
Value of shares repurchased	(37,248,118)	(87,444,233)	(9,630,426)	(7,389,055)	(182,942,658)	(298,218,621)
Net income equalization	44,617	109,833	48,876	244,900	137,660	380,236
Net increase (decrease) in net assets resulting from shares transactions	(23,583,519)	(58,065,790)	14,497,479	69,543,424	(29,765,550)	(34,195,652)
Increase (Decrease) in Net Assets	20,908,076	(141,065,991)	48,347,634	(2,662,789)	20,822,413	(224,964,907)
NET ASSETS:
Beginning of year	116,429,474	257,495,465	111,673,518	114,336,307	138,548,897	363,513,804
End of year	$137,337,550	$116,429,474	$160,021,152	$111,673,518	$159,371,310	$138,548,897
Undistributed net investment income (loss) at end of year	$126,024	$395,750	$(4,993)	$90,754	$120,278	$503,999
CHANGES IN SHARES OUTSTANDING:
Shares sold	850,000	1,800,000	1,000,000	2,700,000	8,750,000	12,600,000
Shares repurchased	(2,350,000)	(5,400,000)	(400,000)	(300,000)	(11,050,000)	(16,800,000)
Shares outstanding, beginning of year	8,700,000	12,300,000	5,800,000	3,400,000	9,800,000	14,000,000
Shares outstanding, end of year	7,200,000	8,700,000	6,400,000	5,800,000	7,500,000	9,800,000

See Notes to Financial Statements.

64

	PowerShares Global Listed Private Equity Portfolio		PowerShares Golden Dragon Halter USX China Portfolio		PowerShares Lux Nanotech Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$5,444,893	$6,276,507	$2,408,094	$3,372,935	$(23,148)	$97,124
Net realized gain (loss) on investments and foreign currency related transactions	7,645,151	(113,617,040)	(57,442,677)	(80,404,864)	(5,661,907)	(37,494,625)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	40,022,330	19,810,362	187,055,633	(115,281,921)	20,148,115	1,642,166
Net increase (decrease) in net assets resulting from operations	53,112,374	(87,530,171)	132,021,050	(192,313,850)	14,463,060	(35,755,335)
Undistributed net investment income (loss) included in the price of units issued and redeemed	4,003,173	1,520,354	455,464	(415,792)	5,513	4,781
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,710,562)	(6,364,696)	(3,271,139)	(2,867,142)	(101,214)	—
Return of capital	—	—	(501,022)	—	(16)	—
Net realized gains	—	—	—	—	—	—
Total distributions to shareholders	(4,710,562)	(6,364,696)	(3,772,161)	(2,867,142)	(101,230)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	167,432,792	78,938,052	142,365,948	124,754,282	8,086,112	17,226,459
Value of shares repurchased	(64,431,077)	(27,946,437)	(94,581,842)	(178,565,999)	(6,641,822)	(26,415,388)
Net income equalization	(4,003,173)	(1,520,354)	(455,464)	415,792	(5,513)	(4,781)
Net increase (decrease) in net assets resulting from shares transactions	98,998,542	49,471,261	47,328,642	(53,395,925)	1,438,777	(9,193,710)
Increase (Decrease) in Net Assets	151,403,527	(42,903,252)	176,032,995	(248,992,709)	15,806,120	(44,944,264)
NET ASSETS:
Beginning of year	60,475,931	103,379,183	279,490,292	528,483,001	39,483,951	84,428,215
End of year	$211,879,458	$60,475,931	$455,523,287	$279,490,292	$55,290,071	$39,483,951
Undistributed net investment income (loss) at end of year	$8,504	$226,162	$(317,994)	$505,793	$(4,088)	$97,124
CHANGES IN SHARES OUTSTANDING:
Shares sold	18,900,000	6,700,000	6,350,000	5,800,000	800,000	1,600,000
Shares repurchased	(6,800,000)	(2,800,000)	(4,150,000)	(8,100,000)	(650,000)	(2,400,000)
Shares outstanding, beginning of year	9,000,000	5,100,000	16,000,000	18,300,000	5,200,000	6,000,000
Shares outstanding, end of year	21,100,000	9,000,000	18,200,000	16,000,000	5,350,000	5,200,000

65

Statements of Changes in Net Assets (Continued)

	PowerShares NASDAQ-100 BuyWrite Portfolio		PowerShares S&P 500 BuyWrite Portfolio		PowerShares Value Line Industry Rotation Portfolio
	Year Ended April 30, 2010	For the Period June 9, 2008* Through April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$(1,674)	$(1,870)	$1,730,359	$950,362	$67,667	$175,511
Net realized gain (loss) on investments and foreign currency related transactions	(1,444,583)	(423,372)	(18,998,077)	(4,845,289)	5,681,406	(23,805,859)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	3,266,744	16,965	41,382,667	(8,332,881)	1,537,408	(1,182,836)
Net increase (decrease) in net assets resulting from operations	1,820,487	(408,277)	24,114,949	(12,227,808)	7,286,481	(24,813,184)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(115,127)	(5,030)	(4,975)	(113,226)	(6,004)	(7,380)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(447,704)	—	(1,778,095)	(887,380)	(145,806)	(100,862)
Return of capital	—	—	—	—	—	—
Net realized gains	(58,556)	—	—	—	—	—
Total distributions to shareholders	(506,260)	—	(1,778,095)	(887,380)	(145,806)	(100,862)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,231,495	5,932,758	63,425,020	110,330,594	43,952,344	72,452,696
Value of shares repurchased	—	—	(2,133,217)	(20,504,978)	(58,310,478)	(62,881,279)
Net income equalization	115,127	5,030	4,975	113,226	6,004	7,380
Net increase (decrease) in net assets resulting from shares transactions	4,346,622	5,937,788	61,296,778	89,938,842	(14,352,130)	9,578,797
Increase (Decrease) in Net Assets	5,545,722	5,524,481	83,628,657	76,710,428	(7,217,459)	(15,342,629)
NET ASSETS:
Beginning of year	5,524,481	—	84,211,171	7,500,743	26,507,549	41,850,178
End of year	$11,070,203	$5,524,481	$167,839,828	$84,211,171	$19,290,090	$26,507,549
Undistributed net investment income (loss) at end of year	$—	$—	$143,134	$190,870	$1,416	$74,653
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,000	300,000	3,100,000	5,700,000	2,550,000	3,100,000
Shares repurchased	—	—	(100,000)	(1,200,000)	(3,300,000)	(2,900,000)
Shares outstanding, beginning of year	300,000	—	4,800,000	300,000	1,700,000	1,500,000
Shares outstanding, end of year	500,000	300,000	7,800,000	4,800,000	950,000	1,700,000

*  Commencement of Investment Operations

See Notes to Financial Statements.

66

	PowerShares Value Line TimelinessTM Select Portfolio		PowerShares Water Resources Portfolio		PowerShares WilderHill Clean Energy Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$(18,539)	$327,221	$7,422,105	$8,268,241	$(1,344,796)	$(1,124,394)
Net realized gain (loss) on investments and foreign currency related transactions	10,216,561	(67,488,496)	(77,663,256)	(262,538,575)	(167,945,273)	(664,713,260)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	6,724,746	(1,367,281)	403,374,916	(478,207,181)	245,604,627	(202,143,081)
Net increase (decrease) in net assets resulting from operations	16,922,768	(68,528,556)	333,133,765	(732,477,515)	76,314,558	(867,980,735)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(13,912)	(31,377)	(468,057)	(692,733)	205,468	(82,390)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(237,779)	(95,040)	(9,289,108)	(6,232,539)	—	—
Return of capital	—	—	—	—	—	—
Net realized gains	—	—	—	—	—	—
Total distributions to shareholders	(237,779)	(95,040)	(9,289,108)	(6,232,539)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	94,901,543	221,405,325	29,217,910	340,520,394	184,160,845	490,135,966
Value of shares repurchased	(114,889,264)	(259,402,068)	(238,056,609)	(578,435,173)	(261,389,443)	(437,648,405)
Net income equalization	13,912	31,377	468,057	692,733	(205,468)	82,390
Net increase (decrease) in net assets resulting from shares transactions	(19,973,809)	(37,965,366)	(208,370,642)	(237,222,046)	(77,434,066)	52,569,951
Increase (Decrease) in Net Assets	(3,302,732)	(106,620,339)	115,005,958	(976,624,833)	(914,040)	(815,493,174)
NET ASSETS:
Beginning of year	71,048,247	177,668,586	1,220,027,341	2,196,652,174	658,399,648	1,473,892,822
End of year	$67,745,515	$71,048,247	$1,335,033,299	$1,220,027,341	$657,485,608	$658,399,648
Undistributed net investment income (loss) at end of year	$(5,321)	$232,181	$398,523	$2,265,526	$(24,281)	$(25,802)
CHANGES IN SHARES OUTSTANDING:
Shares sold	9,050,000	15,600,000	1,750,000	17,600,000	17,750,000	38,900,000
Shares repurchased	(10,900,000)	(18,800,000)	(14,700,000)	(37,000,000)	(25,650,000)	(36,400,000)
Shares outstanding, beginning of year	7,400,000	10,600,000	86,900,000	106,300,000	72,900,000	70,400,000
Shares outstanding, end of year	5,550,000	7,400,000	73,950,000	86,900,000	65,000,000	72,900,000

67

Statements of Changes in Net Assets (Continued)

	PowerShares WilderHill Progressive Energy Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income	$333,938	$308,644
Net realized gain (loss) on investments and foreign currency related transactions	(2,297,784)	(18,080,576)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	20,849,396	(15,514,733)
Net increase (decrease) in net assets resulting from operations	18,885,550	(33,286,665)
Undistributed net investment income included in the price of units issued and redeemed	11,802	6,067
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(347,466)	(175,935)
Return of capital	—	—
Net realized gains	—	—
Total distributions to shareholders	(347,466)	(175,935)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,334,078	38,554,939
Value of shares repurchased	(2,391,138)	(27,219,587)
Net income equalization	(11,802)	(6,067)
Net increase in net assets resulting from shares transactions	1,931,138	11,329,285
Increase (Decrease) in Net Assets	20,481,024	(22,127,248)
NET ASSETS:
Beginning of year	39,970,190	62,097,438
End of year	$60,451,214	$39,970,190
Undistributed net investment income at end of year	$119,181	$132,709
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,000	1,500,000
Shares repurchased	(100,000)	(1,400,000)
Shares outstanding, beginning of year	2,300,000	2,200,000
Shares outstanding, end of year	2,400,000	2,300,000

See Notes to Financial Statements.

68

Financial Highlights

PowerShares Aerospace & Defense Portfolio

	Year Ended April 30,				For the Period October 26, 2005* Through
	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.38	$20.93	$20.19	$17.37	$14.91
Net investment income**	0.17	0.16	0.06	0.05	0.03
Net realized and unrealized gain (loss) on investments	5.73	(7.56)	0.72	2.83	2.45
Total from investment operations	5.90	(7.40)	0.78	2.88	2.48
Distributions to shareholders from:
Net investment income	(0.21)	(0.15)	(0.04)	(0.06)	(0.02)
Return of capital	—	—	—	— (a)	—
Total distributions	(0.21)	(0.15)	(0.04)	(0.06)	(0.02)
Net asset value at end of period	$19.07	$13.38	$20.93	$20.19	$17.37
Share price at end of period***	$19.07	$13.37
NET ASSET VALUE, TOTAL RETURN****	44.36%	(35.46)%	3.86%	16.66%	16.66%
SHARE PRICE TOTAL RETURN****	44.47%	(35.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$137,338	$116,429	$257,495	$201,886	$85,136
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.66%	0.66%	0.66%	0.66%	0.68%†
Expenses, prior to (Waivers) and/or Recapture	0.69%	0.67%	0.64%	0.77%	0.80%†
Net investment income, after (Waivers) and/or Recapture	1.08%	1.01%	0.27%	0.28%	0.31%†
Portfolio turnover rate ††	17%	9%	13%	16%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.01)	$0.00 (a)	$0.00 (a)	—

PowerShares CleantechTM Portfolio

	Year Ended April 30,				For the Period October 24, 2006* Through
	2010	2009		2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.25	$33.63		$27.08	$24.70
Net investment income (loss)**	0.03	(0.00	)(a)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	5.77	(14.38)		6.65	2.42
Total from investment operations	5.80	(14.38)		6.55	2.38
Distributions to shareholders from:
Net investment income	(0.04)	—		—	—
Return of capital	(0.01)	—		—	—
Total distributions	(0.05)	—		—	—
Net asset value at end of period	$25.00	$19.25		$33.63	$27.08
Share price at end of period***	$24.80	$19.35
NET ASSET VALUE, TOTAL RETURN****	30.16%	(42.76)%		24.19%	9.64%
SHARE PRICE TOTAL RETURN****	28.45%	(42.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$160,021	$111,674		$114,336	$21,663
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.67%	0.67%		0.69%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.71%	0.73%		0.77%	1.06	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.11%	(0.01)%		(0.31)%	(0.29	)%†
Portfolio turnover rate ††	31%	72%		23%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.05)		$(0.09)	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

69

Financial Highlights (Continued)

PowerShares DWA Technical LeadersTM Portfolio

	Year Ended April 30,			For the Period March 1, 2007* Through
	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.14	$25.97	$25.58	$23.95
Net investment income (loss)**	0.06	0.07	(0.02)	0.04
Net realized and unrealized gain (loss) on investments	7.15	(11.86)	0.43	1.59
Total from investment operations	7.21	(11.79)	0.41	1.63
Distributions to shareholders from:
Net investment income	(0.10)	(0.04)	(0.01)	—
Return of capital	—	—	(0.01)	—
Total distributions	(0.10)	(0.04)	(0.02)	—
Net asset value at end of period	$21.25	$14.14	$25.97	$25.58
Share price at end of period***	$21.24	$14.13
NET ASSET VALUE, TOTAL RETURN****	51.28%	(45.40)%	1.62%	6.81%
SHARE PRICE TOTAL RETURN****	51.31%	(45.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$159,371	$138,549	$363,514	$92,090
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%	0.69%	0.71%	0.72	%†
Expenses, prior to (Waivers) and/or Recapture	0.73%	0.68%	0.68%	1.78	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.35%	0.38%	(0.07)%	1.50	%†(a)
Portfolio turnover rate ††	52%	87%	83%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$(0.03)	$0.07	$0.07

PowerShares Global Listed Private Equity Portfolio

	Year Ended April 30,				For the Period October 24, 2006* Through
	2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$6.72		$20.27	$27.79	$25.09
Net investment income**	0.33		0.87	1.22	0.44
Net realized and unrealized gain (loss) on investments	3.27		(13.55)	(7.63)	2.60
Total from investment operations	3.60		(12.68)	(6.41)	3.04
Distributions to shareholders from:
Net investment income	(0.28)		(0.87)	(1.11)	(0.34)
Net asset value at end of period	$10.04		$6.72	$20.27	$27.79
Share price at end of period***	$10.06		$6.71
NET ASSET VALUE, TOTAL RETURN****	54.20%		(64.23)%	(23.50)%	12.18%
SHARE PRICE TOTAL RETURN****	54.70%		(64.29)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$211,879		$60,476	$103,379	$150,078
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%		0.70%	0.71%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.72%		0.78%	0.72%	0.82	%†
Net investment income, after (Waivers) and/or Recapture	3.66	%(b)	7.75%	5.04%	3.38	%†
Portfolio turnover rate ††	121%		74%	30%	19%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.24		$0.21	$(0.03)	$0.08

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $15.00 per share owned of Dean Foods Co. on April 2, 2007. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were less than $0.005 and (0.11)%, respectively, for the year ended April 30, 2007.

(b)  Net investment income per share and the ratio of net investment income to average net assets include a special stock dividend in which the Fund elected a cash payment of $0.96 per share owned of American Captial Ltd. on August 7, 2009. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.27 and 2.94%, respectively.

See Notes to Financial Statements.

70

Financial Highlights (Continued)

PowerShares Golden Dragon Halter USX China Portfolio

	Year Ended April 30,
	2010	2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.47	$28.88	$21.43	$16.90	$13.00
Net investment income**	0.13	0.20	0.12	0.20	0.17
Net realized and unrealized gain (loss) on investments	7.63	(11.44)	7.54	4.54	3.89
Total from investment operations	7.76	(11.24)	7.66	4.74	4.06
Distributions to shareholders from:
Net investment income	(0.17)	(0.17)	(0.20)	(0.21)	(0.16)
Return of capital	(0.03)	—	(0.01)	—	—
Total distributions	(0.20)	(0.17)	(0.21)	(0.21)	(0.16)
Net asset value at end of period	$25.03	$17.47	$28.88	$21.43	$16.90
Share price at end of period***	$25.11	$17.48
NET ASSET VALUE, TOTAL RETURN****	44.51%	(39.06)%	35.87%	28.53%	31.52%
SHARE PRICE TOTAL RETURN****	44.49%	(38.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$455,523	$279,490	$528,483	$394,320	$238,330
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%	0.69%	0.69%	0.70%	0.71%
Expenses, prior to (Waivers) and/or Recapture	0.71%	0.71%	0.66%	0.72%	0.88%
Net investment income, after (Waivers) and/or Recapture	0.56%	1.06%	0.42%	1.06%	1.18%
Portfolio turnover rate †	35%	20%	15%	17%	21%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$(0.03)	$0.03	$0.01	—

PowerShares Lux Nanotech Portfolio

	Year Ended April 30,					For the Period October 26, 2005* Through
	2010		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$7.59		$14.07	$17.48	$19.05	$15.32
Net investment income (loss)**	(0.00	)(a)	0.02	(0.03)	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	2.76		(6.50)	(3.38)	(1.55)	3.79
Total from investment operations	2.76		(6.48)	(3.41)	(1.57)	3.81
Distributions to shareholders from:
Net investment income	(0.02)		—	—	—	(0.01)
Return of capital	0.00	(a)	—	—	—	(0.07)
Total distributions	(0.02)		—	—	—	(0.08)
Net asset value at end of period	$10.33		$7.59	$14.07	$17.48	$19.05
Share price at end of period***	$10.32		$7.60
NET ASSET VALUE, TOTAL RETURN****	36.39%		(46.06)%	(19.51)%	(8.24)%	24.94%
SHARE PRICE TOTAL RETURN****	36.08%		(45.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$55,290		$39,484	$84,428	$159,052	$112,416
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%		0.70%	0.70%	0.71%	0.73%††
Expenses, prior to (Waivers) and/or Recapture	0.85%		0.89%	0.73%	0.79%	0.83%††
Net investment income (loss), after (Waivers) and/or Recapture	(0.04)%		0.17%	(0.17)%	(0.09)%	0.17%††
Portfolio turnover rate †	57%		50%	42%	16%	6%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$0.00 (a)	$0.01	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

††  Annualized.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

71

Financial Highlights (Continued)

PowerShares NASDAQ-100 BuyWrite Portfolio

	Year Ended April 30, 2010		For the Period June 9, 2008* Through April 30, 2009
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.41		$24.86
Net investment income (loss)**	(0.00	)(a)	(0.01)
Net realized and unrealized gain (loss) on investments	5.00		(6.44)
Total from investment operations	5.00		(6.45)
Distributions to shareholders from:
Net investment income	(1.12)		—
Net realized gains	(0.15)		—
Total distributions	(1.27)		—
Net asset value at end of period	$22.14		$18.41
Share price at end of period***	$22.17		$18.43
NET ASSET VALUE, TOTAL RETURN****	27.23%		(25.95	)%(b)
SHARE PRICE TOTAL RETURN****	27.28%		(25.87	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,070		$5,524
Ratio to average net assets of:
Expenses	0.75%		0.75	%†
Net investment income (loss)	(0.02)%		(0.07	)%†
Portfolio turnover rate ††	75%		65%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.29)		$(0.03)

PowerShares S&P 500 BuyWrite Portfolio

	Year Ended April 30,			For the Period December 19, 2007* Through
	2010		2009	April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.54		$25.00	$24.97
Net investment income**	0.27		0.38	0.09
Net realized and unrealized gain (loss) on investments	4.00		(7.38)	(0.01)
Total from investment operations	4.27		(7.00)	0.08
Distributions to shareholders from:
Net investment income	(0.29)		(0.46)	(0.05)
Net asset value at end of period	$21.52		$17.54	$25.00
Share price at end of period***	$21.52		$17.59
NET ASSET VALUE, TOTAL RETURN****	24.48%		(28.26)%	0.33	%(c)
SHARE PRICE TOTAL RETURN****	24.11%		(28.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$167,840		$84,211	$7,500
Ratio to average net assets of:
Expenses	0.75%		0.75%	0.75	%†
Net investment income	1.35%		2.09%	1.12	%†
Portfolio turnover rate ††	51%		83%	10%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.05)	$0.09

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The net asset value, total return from Fund Inception (June 12, 2008, first day of trading on the exchange) to April 30, 2009 was (23.83)%. The share price total return from Fund Inception to April 30, 2009 was (23.97)%.

(c)  The total return from Fund Inception (first day of trading on the exchange) to April 30, 2008 was (0.19)%.

See Notes to Financial Statements.

72

Financial Highlights (Continued)

PowerShares Value Line Industry Rotation Portfolio

	Year Ended April 30,					For the Period December 1, 2006* Through
	2010		2009		2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.59		$27.90		$28.04	$25.19
Net investment income**	0.05		0.10		0.01	0.00	(a)
Net realized and unrealized gain (loss) on investments	4.76		(12.35)		(0.14)	2.86
Total from investment operations	4.81		(12.25)		(0.13)	2.86
Distributions to shareholders from:
Net investment income	(0.09)		(0.06)		(0.01)	0.00	(a)
Return of capital	—		—		0.00 (a)	(0.01)
Total distributions	(0.09)		(0.06)		(0.01)	(0.01)
Net asset value at end of period	$20.31		$15.59		$27.90	$28.04
Share price at end of period***	$20.31		$15.58
NET ASSET VALUE, TOTAL RETURN****	31.03%		(43.93)%		(0.45)%	11.36%
SHARE PRICE TOTAL RETURN****	31.11%		(43.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$19,290		$26,508		$41,850	$33,650
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%		0.70%		0.73%	0.75	%†
Expenses, prior to (Waivers) and/or Recapture	1.09%		0.94%		0.95%	1.21	%†
Net investment income, after (Waivers) and/or Recapture	0.27%		0.47%		0.03%	0.03	%†
Portfolio turnover rate ††	127%		113%		77%	13%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.00	)(a)	$0.00 (a)	$0.00	(a)

PowerShares Value Line TimelinessTM Select Portfolio

	Year Ended April 30,						For the Period December 6, 2005* Through
	2010		2009		2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$9.60		$16.76		$17.59	$17.09	$15.52
Net investment income (loss)**	0.00	(a)	0.04		(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	2.64		(7.19)		(0.81)	0.51	1.59
Total from investment operations	2.64		(7.15)		(0.83)	0.50	1.57
Distributions to shareholders from:
Net investment income	(0.03)		(0.01)		—	—	—
Net asset value at end of period	$12.21		$9.60		$16.76	$17.59	$17.09
Share price at end of period***	$12.21		$9.60
NET ASSET VALUE, TOTAL RETURN****	27.63%		(42.66)%		(4.72)%	2.93%	10.12%
SHARE PRICE TOTAL RETURN****	27.63%		(42.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$67,746		$71,048		$177,669	$272,608	$182,810
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%		0.70%		0.70%	0.70%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.80%		0.72%		0.70%	0.75%	0.78	%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.03)%		0.27%		(0.12)%	(0.06)%	(0.30	)%†
Portfolio turnover rate ††	138%		143%		101%	113%	39%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.00	)(a)	$0.01	$0.00 (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

73

Financial Highlights (Continued)

PowerShares Water Resources Portfolio

	Year Ended April 30,				For the Period December 6, 2005* Through
	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.04	$20.66	$19.20	$18.25	$15.32
Net investment income**	0.09	0.08	0.08	0.17	0.02
Net realized and unrealized gain (loss) on investments	4.03	(6.64)	1.46	0.95	2.94
Total from investment operations	4.12	(6.56)	1.54	1.12	2.96
Distributions to shareholders from:
Net investment income	(0.11)	(0.06)	(0.08)	(0.17)	(0.03)
Net asset value at end of period	$18.05	$14.04	$20.66	$19.20	$18.25
Share price at end of period***	$18.27	$14.02
NET ASSET VALUE, TOTAL RETURN****	29.48%	(31.76)%	8.02%	6.26%	19.38%
SHARE PRICE TOTAL RETURN****	29.67%	(31.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,335,033	$1,220,027	$2,196,652	$1,606,782	$991,208
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.64%	0.64%	0.64%	0.66%	0.67	%†
Expenses, prior to (Waivers) and/or Recapture	0.64%	0.64%	0.63%	0.67%	0.70	%†
Net investment income, after (Waivers) and/or Recapture	0.57%	0.49%	0.39%	0.96%	0.40	%†
Portfolio turnover rate ††	20%	33%	23%	27%	2%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.01)	$0.01	$0.02	—

PowerShares WilderHill Clean Energy Portfolio

	Year Ended April 30,
	2010	2009		2008	2007		2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$9.03	$20.94		$19.29	$22.38		$12.86
Net investment income (loss)**	(0.02)	(0.02)		(0.07)	0.04		(0.07)
Net realized and unrealized gain (loss) on investments	1.11	(11.89)		1.72	(3.08)		9.59
Total from investment operations	1.09	(11.91)		1.65	(3.04)		9.52
Distributions to shareholders from:
Net investment income	—	—		—	(0.05)		—
Return of capital	—	—		—	0.00	(a)	—
Total distributions	—	—		—	(0.05)		—
Net asset value at end of period	$10.12	$9.03		$20.94	$19.29		$22.38
Share price at end of period***	$10.22	$8.99
NET ASSET VALUE, TOTAL RETURN****	12.07%	(56.88)%		8.55%	(13.58)%		74.03%
SHARE PRICE TOTAL RETURN****	12.46%	(57.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$657,486	$658,400		$1,473,893	$914,345		$722,940
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%	0.69%		0.67%	0.70%		0.71%
Expenses, prior to (Waivers) and/or Recapture	0.70%	0.69%		0.67%	0.69%		0.75%
Net investment income (loss), after (Waivers) and/or Recapture	(0.18)%	(0.12)%		(0.32)%	0.24	%†††	(0.39)%
Portfolio turnover rate ††	42%	41%		20%	41%		6%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$(0.00	)(a)	$(0.02)	$0.01		—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $6.72 per share owned of Scottish Power PLC ADR on May 18, 2006. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were $(0.04) and (0.23)%, respectively, for the year ended April 30, 2007.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

74

Financial Highlights (Continued)

PowerShares WilderHill Progressive Energy Portfolio

	Year Ended April 30,			For the Period October 24, 2006* Through
	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.38	$28.23	$28.63	$24.91
Net investment income**	0.14	0.13	0.09	0.06
Net realized and unrealized gain (loss) on investments	7.81	(10.91)	(0.36)	3.68
Total from investment operations	7.95	(10.78)	(0.27)	3.74
Distributions to shareholders from:
Net investment income	(0.14)	(0.07)	(0.12)	(0.02)
Return of capital	—	—	(0.01)	—
Total distributions	(0.14)	(0.07)	(0.13)	(0.02)
Net asset value at end of period	$25.19	$17.38	$28.23	$28.63
Share price at end of period***	$25.19	$17.38
NET ASSET VALUE, TOTAL RETURN****	45.96%	(38.23)%	(0.96)%	15.01%
SHARE PRICE TOTAL RETURN****	45.96%	(38.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$60,451	$39,970	$62,097	$22,905
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%	0.70%	0.73%	0.74	%†
Expenses, prior to (Waivers) and/or Recapture	0.84%	0.86%	0.88%	1.09	%†
Net investment income, after (Waivers) and/or Recapture	0.63%	0.62%	0.30%	0.45	%†
Portfolio turnover rate ††	52%	32%	31%	12%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$0.01	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

75

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2010, the Trust offered sixty-two portfolios. This report includes the following portfolios:

Fund Name	Short Name
PowerShares Aerospace & Defense Portfolio	"Aerospace & Defense Portfolio"

PowerShares CleantechTM Portfolio	"CleantechTM Portfolio"

PowerShares DWA Technical LeadersTM Portfolio	"DWA Technical LeadersTM Portfolio"

PowerShares Global Listed Private Equity Portfolio	"Global Listed Private Equity Portfolio"

PowerShares Golden Dragon Halter USX	"Golden Dragon Halter USX China Porfolio" China Portfolio

PowerShares Lux Nanotech Portfolio	"Lux Nanotech Portfolio"

PowerShares NASDAQ-100 BuyWrite Portfolio	"NASDAQ-100 BuyWrite Portfolio"

PowerShares S&P 500 BuyWrite Portfolio	"S&P 500 BuyWrite Portfolio"

PowerShares Value Line Industry	"Value Line Industry Rotation Portfolio" Rotation Portfolio

PowerShares Value Line TimelinessTM	"Value Line TimelinessTM Select Portfolio" Select Portfolio

PowerShares Water Resources Portfolio	"Water Resources Portfolio"

PowerShares WilderHill Clean Energy Portfolio	"WilderHill Clean Energy Portfolio"

PowerShares WilderHill Progressive	"WilderHill Progressive Energy Portfolio" Energy Portfolio

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc., except for Shares of the NASDAQ-100 BuyWrite Portfolio which are listed and traded on the NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices (each, an "Underlying Index"):

Fund	Index
Aerospace & Defense Portfolio	SPADETM Defense Index

CleantechTM Portfolio	The Cleantech IndexTM

DWA Technical LeadersTM Portfolio	Dorsey Wright Technical LeadersTM Index

Global Listed Private Equity Portfolio	Global Listed Private Equity IndexSM

Golden Dragon Halter USX China Portfolio	Halter USX China IndexSM

76

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Fund	Index
Lux Nanotech Portfolio	Lux Nanotech IndexTM

NASDAQ-100 BuyWrite Portfolio	CBOE NASDAQ-100 BuyWrite IndexTM

S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWrite Index

Value Line Industry Rotation Portfolio	Value Line Industry Rotation Index

Value Line TimelinessTM Select Portfolio	Value Line TimelinessTM Select Index

Water Resources Portfolio	Palisades Water Index

WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index

WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with General Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends

77

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. The Funds are not "actively" managed and do not seek returns in excess of their respective Underlying Indices. Therefore, they would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from its Underlying Index.

With respect to the Global Listed Private Equity Portfolio, the Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Non-Diversified Fund Risk. Except for Cleantech Portfolio, Value Line Industry Rotation Portfolio and Value Line Timeliness Select Portfolio, each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. If a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

78

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

The S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio have agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

79

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Option Contracts Written

The S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio may engage in certain strategies involving options to manage or minimize the risk of its investments or for investment purposes. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. When a Fund writes (sells) call options, the amount of the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently "marked-to-market" to reflect the current value of the option written. The difference between the premium received and the current value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. If a written call option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The primary risk in writing a call option is market risk; the Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised but will continue to bear the risk of loss should the price of the underlying security decline. There is also a risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Note 3. Derivative Investments

S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio have implemented new required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

80

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Value of Derivative Instruments at Year-End

The table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of April 30, 2010:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
NASDAQ-100 BuyWrite Portfolio
Equity risk
Options written contracts	$—	$(129,963)
S&P 500 BuyWrite Portfolio
Equity risk
Options written contracts	$—	$(1,857,700)

Effect of Derivative Instruments for the year ended April 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the year:

Location of Gain (Loss) on Statements of Operations
Options
NASDAQ-100 BuyWrite Portfolio*
Realized Gain (Loss)
Equity risk	$(1,393,398)
Change in Unrealized Appreciation
Equity risk	148,755
Total	$(1,244,643)
S&P 500 BuyWrite Portfolio**
Realized Gain (Loss)
Equity risk	$(15,258,419)
Change in Unrealized Appreciation
Equity risk	415,292
Total	$(14,843,127)

*   The average value of outstanding options during the year was $170,637.

**  The average value of outstanding options during the year was $2,319,569.

81

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

NASDAQ-100 BuyWrite Portfolio

	Transactions During the Year
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of year	52	$175,051
Written	643	2,198,058
Closed	(585)	(2,021,386)
Expired	(46)	(162,010)
End of year	64	$189,713

	Open Options Written at Year End
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation
Call Option Mini-NASDAQ-100 Index	May-10	$202.5	9	$2,742	$2,088	$654
Call Option NASDAQ-100 Index	May-10	2,025	55	186,971	127,875	59,096
			64	$189,713	$129,963	$59,750

S&P 500 BuyWrite Portfolio

	Transactions During the Year
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of year	993	$2,957,953
Written	14,978	31,663,808
Closed	(13,094)	(29,308,573)
Expired	(1,448)	(2,728,588)
End of year	1,429	$2,584,600

	Open Options Written at Year End
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation
Call Option S&P 500 Index	May-10	$1,200	1,429	$2,584,600	$1,857,700	$726,900

Note 4. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's

82

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

average daily net assets. The S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio each have agreed to pay the Adviser an annual unitary management fee of 0.75% of its average daily net assets and the Adviser has agreed to pay for substantially all expenses of S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees and distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (except for S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio) (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2011. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The Excess Expense Agreement does not apply to the S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "(Waivers) and/or Recapture." The net amounts of (Waivers) and/or Recapture for the fiscal year ended April 30, 2010 are shown on the Statements of Operations.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2010 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/11	04/30/12	04/30/13
Aerospace & Defense Portfolio	$87,595	$11,515	$39,737	$36,343
CleantechTM Portfolio	184,155	52,043	71,541	60,571
DWA Technical LeadersTM Portfolio	43,218	—	—	43,218
Global Listed Private Equity Portfolio	123,409	24,401	68,342	30,666
Golden Dragon Halter USX China Portfolio	169,214	—	96,968	72,246
Lux Nanotech Portfolio	236,672	40,537	115,193	80,942
Value Line Industry Rotation Portfolio	281,127	92,038	91,574	97,515
Value Line TimelinessTM Select Portfolio	134,747	23,833	43,024	67,890
WilderHill Clean Energy Portfolio	118,701	—	24,724	93,977
WilderHill Progressive Energy Portfolio	232,843	79,132	78,641	75,070

83

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (formerly, Invesco Aim Distributors, Inc.) (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Aerospace & Defense Portfolio	International Space Business Council

CleantechTM Portfolio	Cleantech Capital Indices LLC

DWA Technical LeadersTM Portfolio	Dorsey Wright & Associates, Inc.

Global Listed Private Equity Portfolio	Red Rocks Capital Partners LLC

Golden Dragon Halter USX China Portfolio	Halter Financial Group, Inc.

Lux Nanotech Porfolio	Lux Research, Inc.

NASDAQ-100 BuyWrite Portfolio	NASDAQ OMX Group, Inc.

S&P 500 BuyWrite Portfolio	Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc.

Value Line Industry Rotation Portfolio	Value Line Publishing, Inc.

Value Line TimelinessTM Select Portfolio	Value Line Publishing, Inc.

Water Resources Portfolio	Hydrogen Ventures

WilderHill Clean Energy Portfolio	WilderShares, LLC

WilderHill Progressive Energy Portfolio	WilderShares, LLC

Each Underlying Index name trademark is owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds (other than the NASDAQ-100 BuyWrite Portfolio and S&P 500 BuyWrite Portfolio) are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

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April 30, 2010

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Aerospace & Defense Portfolio
Equity Securities	$137,394,296	$—	$—	$137,394,296
Money Market Fund	53,015	—	—	53,015
Total Investments	137,447,311	—	—	137,447,311
CleantechTM Portfolio
Equity Securities	97,926,345	62,062,771	—	159,989,116
Money Market Fund	49,854	—	—	49,854
Total Investments	97,976,199	62,062,771	—	160,038,970
DWA Technical LeadersTM Portfolio
Equity Securities	159,369,090	—	—	159,369,090
Money Market Fund	156,526	—	—	156,526
Total Investments	159,525,616	—	—	159,525,616
Global Listed Private Equity Portfolio
Equity Securities	94,191,291	118,569,977	—	212,761,268
Money Market Fund	135,318	—	—	135,318
Total Investments	94,326,609	118,569,977	—	212,896,586
Golden Dragon Halter USX China Portfolio
Equity Securities	455,454,548	—	—	455,454,548
Lux Nanotech Portfolio
Equity Securities	55,383,929	—	—	55,383,929
Money Market Fund	11,900	—	—	11,900
Total Investments	55,395,829	—	—	55,395,829
NASDAQ-100 BuyWrite Portfolio
Equity Securities	11,201,986	—	—	11,201,986
Money Market Fund	3,747	—	—	3,747
Other Investments*	59,750	—	—	59,750
Total Investments	11,265,483	—	—	11,265,483

* Other investments include written options which are included at unrealized appreciation.

85

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

	Investment in Securities
	Level 1	Level 2	Level 3	Total
S&P 500 BuyWrite Portfolio
Equity Securities	$169,678,793	$—	$—	$169,678,793
Other Investments*	726,900	—	—	726,900
Total Investments	170,405,693	—	—	170,405,693
Value Line Industry Rotation Portfolio
Equity Securities	19,299,463	—	—	19,299,463
Money Market Fund	25,565	—	—	25,565
Total Investments	19,325,028	—	—	19,325,028
Value Line TimelinessTM Select Portfolio
Equity Securities	67,759,548	—	—	67,759,548
Money Market Fund	80,038	—	—	80,038
Total Investments	67,839,586	—	—	67,839,586
Water Resources Portfolio
Equity Securities	1,335,089,516	—	—	1,335,089,516
Money Market Fund	12,974	—	—	12,974
Total Investments	1,335,102,490	—	—	1,335,102,490
WilderHill Clean Energy Portfolio
Equity Securities	657,608,172	—	—	657,608,172
Money Market Fund	166,428	—	—	166,428
Total Investments	657,774,600	—	—	657,774,600
WilderHill Progressive Energy Portfolio
Equity Securities	60,391,698	—	—	60,391,698
Money Market Fund	60,796	—	—	60,796
Total Investments	60,452,494	—	—	60,452,494

* Other investments include written options which are included at unrealized appreciation.

Note 6. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the fiscal year ended April 30, 2010.

Water Resources Portfolio

	Value April 30, 2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2010	Dividend Income
Ameron International Corp.	$46,503,537	$15,647,850	$(12,686,660)	$12,772,331	$(4,650,852)	$57,586,206	$994,892
Badger Meter, Inc.	51,853,188	2,146,729	(1,432,695)	3,166,209	39,371	55,772,802	627,076
Consolidated Water Co. Ltd. (Cayman Islands)	17,514,975	7,397,854	(7,738,439)	3,504,591	(2,159,716)	18,519,265	329,663

86

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

	Value April 30, 2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2010	Dividend Income
Franklin Electric Co., Inc.	$36,000,603	$6,715,678	$(11,397,982)	$18,449,253	$(2,212,258)	$47,555,294	$757,684
Gorman-Rupp Co. (The)	31,992,579	1,153,730	(1,436,110)	10,362,675	(463,253)	41,609,621	614,388
Layne Christensen Co.	36,214,914	9,683,852	(18,043,598)	14,146,137	(2,978,836)	39,022,469	—
Lindsay Corp.	43,045,121	1,930,737	(1,315,033)	230,156	(1,155,073)	42,735,908	349,234
Mueller Water Products, Inc., Class A	43,547,026	6,087,504	(17,502,101)	28,534,676	(14,273,037)	46,394,068	642,908
Northwest Pipe Co.	31,492,824	854,559	(849,753)	(11,172,366)	(273,488)	20,051,776	—
Total Investments in Affiliates	$338,164,767	$51,618,493	$(72,402,371)	$79,993,662	$(28,127,142)	$369,247,409	$4,315,845

WilderHill Clean Energy Portfolio

	Value April 30, 2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2010	Dividend Income
Advanced Battery Technologies, Inc.	$3,551,765	$17,065,064	$(7,210,351)	$170,746	$(737,110)	$12,840,114	$—
Amerigon, Inc.	4,732,762	9,100,324	(4,069,259)	4,842,312	(3,214,384)	11,391,755	—
Ballard Power Systems, Inc. (Canada)	4,355,184	14,510,242	(5,993,854)	1,204,466	(4,112,353)	9,963,685	—
Comverge, Inc.	3,126,024	19,059,000	(6,987,624)	691,108	(1,084,796)	14,803,712	—
FuelCell Energy, Inc.	3,306,058	22,711,334	(8,943,739)	(71,116)	(4,900,642)	12,101,895	—
Total Investments in Affiliates	$19,071,793	$82,445,964	$(33,204,827)	$6,837,516	$(14,049,285)	$61,101,161	$—

The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Ltd. for the year ended April 30, 2010.

S&P 500 BuyWrite Portfolio

	Value April 30, 2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2010	Dividend Income
Invesco Ltd.	$63,782	$75,315	$(25,453)	$46,258	$(3,846)	$156,056	$2,323

Note 7. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2010 and 2009:

	2010			2009
	Ordinary Income	Return of Capital	Long-Term Capital Gains	Ordinary Income	Return of Capital
Aerospace & Defense Portfolio	$1,645,392	$—	$—	$1,446,628	$—
CleantechTM Portfolio	223,251	75,171	—	—	—
DWA Technical LeadersTM Portfolio	843,823	—	—	486,080	—
Global Listed Private Equity Portfolio	4,710,562	—	—	6,364,696	—

87

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

	2010			2009
	Ordinary Income	Return of Capital	Long-Term Capital Gains	Ordinary Income	Return of Capital
Golden Dragon Halter USX China Portfolio	$3,271,139	$501,022	$—	$2,867,142	$—
Lux Nanotech Portfolio	101,214	16	—	—	—
NASDAQ-100 BuyWrite Portfolio	447,704	—	58,556	—	—
S&P 500 BuyWrite Portfolio	1,778,095	—	—	887,380	—
Value Line Industry Rotation Portfolio	145,806	—	—	100,862	—
Value Line TimelinessTM Select Portfolio	237,779	—	—	95,040	—
Water Resources Portfolio	9,289,108	—	—	6,232,539	—
WilderHill Clean Energy Portfolio	—	—	—	—	—
WilderHill Progressive Energy Portfolio	347,466	—	—	175,935	—

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)	Capital Loss Carryforward	Post-October* Deferrals	Shares of Beneficial Interest	Total Net Assets
Aerospace & Defense Portfolio	$132,878	$(6,854)	$(23,070,118)	$(16,378,675)	$(8,326,569)	$184,986,888	$137,337,550
CleantechTM Portfolio	—	(5,087)	(9,374,325)	(40,698,940)	(1,157,255)	211,256,759	160,021,152
DWA Technical LeadersTM Portfolio	127,706	(7,428)	33,102,456	(158,038,110)	(2,510,127)	286,696,813	159,371,310
Global Listed Private Equity Portfolio	2,712,583	(4,820)	(539,264)	(58,739,549)	(3,193,506)	271,644,014	211,879,458
Golden Dragon Halter USX China Portfolio	—	(11,976)	(39,467,920)	(102,291,315)	(24,398,747)	621,693,245	455,523,287
Lux Nanotech Portfolio	—	(4,088)	(10,220,715)	(46,849,632)	(4,681,936)	117,046,442	55,290,071
NASDAQ-100 BuyWrite Portfolio	908,249	—	—	—	(429)	10,162,383	11,070,203
S&P 500 BuyWrite Portfolio	9,302,848	—	—	—	—	158,536,980	167,839,828
Value Line Industry Rotation Portfolio	4,738	(3,322)	2,080,132	(27,446,081)	(849,999)	45,504,622	19,290,090
Value Line TimelinessTM Select Portfolio	—	(5,321)	8,618,248	(129,450,524)	(4,338,261)	192,921,373	67,745,515
Water Resources Portfolio	437,557	(39,034)	7,650,863	(374,586,162)	(16,984,854)	1,718,554,929	1,335,033,299
WilderHill Clean Energy Portfolio	—	(24,281)	(175,168,689)	(858,709,990)	(146,292,554)	1,837,681,122	657,485,608
WilderHill Progressive Energy Portfolio	122,857	(3,676)	5,834,909	(20,933,146)	(123,602)	75,553,872	60,451,214

* Capital, currency and Passive Foreign Investment Company ("PFIC") losses incurred after October 31 ("Post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds

88

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds have capital loss carryforward amounts as of April 30, 2010, which expire on April 30 of each year listed below:

	2014	2015	2016	2017	2018	Total*
Aerospace & Defense Portfolio	$—	$104,662	$2,374,303	$7,470,897	$6,428,813	$16,378,675
CleantechTM Portfolio	—	—	1,171,839	14,341,075	25,186,026	40,698,940
DWA Technical LeadersTM Portfolio	—	—	5,046,566	92,771,702	60,219,842	158,038,110
Global Listed Private Equity Portfolio	—	—	4,388,498	7,687,052	46,663,999	58,739,549
Golden Dragon Halter USX China Portfolio	1,018,146	3,128,677	1,235,904	22,836,421	74,072,167	102,291,315
Lux Nanotech Portfolio	—	3,986,980	793,005	27,406,131	14,663,516	46,849,632
NASDAQ-100 BuyWrite Portfolio**	—	—	—	—	—	—
S&P 500 BuyWrite Portfolio***	—	—	—	—	—	—
Value Line Industry Rotation Portfolio	—	—	3,798,072	6,546,039	17,101,970	27,446,081
Value Line TimelinessTM Select Portfolio	—	28,753,751	21,013,690	37,241,965	42,441,118	129,450,524
Water Resources Portfolio	—	11,876,489	3,553,481	93,208,162	265,948,030	374,586,162
WilderHill Clean Energy Portfolio	2,098,368	89,533,576	44,707,703	261,712,498	460,657,845	858,709,990
WilderHill Progressive Energy Portfolio	—	—	179,432	8,319,827	12,433,887	20,933,146

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

**  During the fiscal year ended April 30, 2010, the NASDAQ-100 BuyWrite Portfolio utilized capital loss carryforwards of $406,407 to offset realized gains.

***  During the fiscal year ended April 30, 2010, the S&P 500 BuyWrite Portfolio utilized capital loss carryforwards of $10,526,359 to offset realized gains.

Note 8. Investment Transactions

For the fiscal year ended April 30, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Aerospace & Defense Portfolio	$21,915,605	$22,202,398
CleantechTM Portfolio	42,597,165	42,789,523
DWA Technical LeadersTM Portfolio	67,510,978	69,000,303
Global Listed Private Equity Portfolio	206,687,480	175,321,975
Golden Dragon Halter USX China Portfolio	145,090,984	146,263,718
Lux Nanotech Portfolio	30,950,098	29,890,294
NASDAQ-100 BuyWrite Portfolio	6,529,698	6,396,359
S&P 500 BuyWrite Portfolio	66,473,471	70,754,767
Value Line Industry Rotation Portfolio	31,577,689	31,823,652
Value Line TimelinessTM Select Portfolio	94,547,843	94,638,702

89

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

	Purchases	Sales
Water Resources Portfolio	$256,587,311	$296,279,765
WilderHill Clean Energy Portfolio	300,103,130	303,801,376
WilderHill Progressive Energy Portfolio	27,053,559	26,944,748

For the fiscal year ended April 30, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Aerospace & Defense Portfolio	$13,560,618	$37,127,342
CleantechTM Portfolio	24,105,554	9,608,398
DWA Technical LeadersTM Portfolio	154,607,322	183,481,225
Global Listed Private Equity Portfolio	132,601,326	60,155,005
Golden Dragon Halter USX China Portfolio	142,858,056	95,043,737
Lux Nanotech Portfolio	7,394,652	7,119,568
NASDAQ-100 BuyWrite Portfolio	2,214,512	—
S&P 500 BuyWrite Portfolio	52,081,102	2,164,823
Value Line Industry Rotation Portfolio	46,070,232	60,307,750
Value Line TimelinessTM Select Portfolio	97,039,421	117,001,892
Water Resources Portfolio	23,671,145	194,514,015
WilderHill Clean Energy Portfolio	186,781,895	261,579,857
WilderHill Progressive Energy Portfolio	4,320,602	2,388,675

Gains and (losses) on in-kind transactions are generally not considered taxable gains/(losses) for Federal income tax purposes.

At April 30, 2010, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Aerospace & Defense Portfolio	$160,517,429	$(23,070,118)	$1,488,491	$(24,558,609)
CleantechTM Portfolio	169,409,218	(9,370,248)	15,154,578	(24,524,826)
DWA Technical LeadersTM Portfolio	126,423,160	33,102,456	34,504,139	(1,401,683)
Global Listed Private Equity Portfolio	213,434,005	(537,419)	11,367,723	(11,905,142)
Golden Dragon Halter USX China Portfolio	494,922,468	(39,467,920)	54,914,941	(94,382,861)
Lux Nanotech Portfolio	65,616,544	(10,220,715)	4,563,718	(14,784,433)
NASDAQ-100 BuyWrite Portfolio	11,265,483	—	—	—
S&P 500 BuyWrite Portfolio	170,405,693	—	—	—
Value Line Industry Rotation Portfolio	17,244,896	2,080,132	2,393,872	(313,740)
Value Line TimelinessTM Select Portfolio	59,221,338	8,618,248	9,487,580	(869,332)

90

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Water Resources Portfolio	$1,327,451,627	$7,650,863	$104,889,901	$(97,239,038)
WilderHill Clean Energy Portfolio	832,943,289	(175,168,689)	58,126,206	(233,294,895)
WilderHill Progressive Energy Portfolio	54,617,585	5,834,909	11,156,858	(5,321,949)

Note 9. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on April 30, 2010, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April, 30, 2010, the reclassifications were as follow:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Aerospace & Defense Portfolio	$44,617	$3,639,381	$(3,683,998)
CleantechTM Portfolio	94,239	(1,780,366)	1,686,127
DWA Technical LeadersTM Portfolio	137,660	(24,331,396)	24,193,736
Global Listed Private Equity Portfolio	(4,955,162)	12,697,973	(7,742,811)
Golden Dragon Halter USX China Portfolio	84,816	(24,382,499)	24,297,683
Lux Nanotech Portfolio	17,653	140,326	(157,979)
NASDAQ-100 BuyWrite Portfolio	564,505	(449,378)	(115,127)
S&P 500 BuyWrite Portfolio	4,975	—	(4,975)
Value Line Industry Rotation Portfolio	10,906	(8,741,312)	8,730,406
Value Line TimelinessTM Select Portfolio	32,728	(18,263,267)	18,230,539
Water Resources Portfolio	468,057	(29,301,615)	28,833,558
WilderHill Clean Energy Portfolio	1,140,849	(17,043,760)	15,902,911
WilderHill Progressive Energy Portfolio	(11,802)	(853,993)	865,795

Note 10. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. With respect to S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio, the Adviser, as result of the unitary management fee, pays for such compensation. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

91

Notes to Financial Statements (Continued)

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April 30, 2010

Note 11. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 12. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 13. Subsequent Events

The Board of Trustees of the Trust approved a change to the name and the Underlying Index for the PowerShares Value Line Industry Rotation Portfolio (the "Fund"), effective June 30, 2010. The Fund's name will be changed to the PowerShares Morningstar StockInvestor Core Portfolio and the Fund will amend its current investment objective to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the Morningstar StockInvestor Core Index. In addition, the Board of Trustees approved an amendment to the Expense Agreement to reduce the Expense Cap from 0.60% to 0.50%.

The Board of Trustees of the Trust approved a change to the name and the Underlying Index for the PowerShares Value Line TimelinessTM Select Portfolio (the "Fund"), effective June 30, 2010. The Fund's name will be changed to the PowerShares S&P 500 High Quality Portfolio and the Fund will amend its current investment objective to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the S&P 500 High Quality Rankings Index. In addition, the Board of Trustees approved an amendment to the Expense Agreement to reduce the Expense Cap from 0.60% to 0.50%.

92

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2010, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
June 28, 2010

93

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2010:

Federal Income Tax Information

	Qualified dividend income*	Corporate dividends- received deduction*
Aerospace & Defense Portfolio	100%	100%
CleantechTM Portfolio	100%	100%
DWA Technical LeadersTM Portfolio	100%	100%
Global Listed Private Equity Portfolio	87%	65%
Golden Dragon Halter USX China Portfolio	100%	0%
Lux Nanotech Portfolio	100%	100%
NASDAQ-100 BuyWrite Portfolio	0%	0%
S&P 500 BuyWrite Portfolio	0%	0%
Value Line Industry Rotation Portfolio	100%	100%
Value Line TimelinessTM Select Portfolio	100%	100%
Water Resources Portfolio	100%	100%
WilderHill Clean Energy Portfolio	0%	0%
WilderHill Progressive Energy Portfolio	100%	64%

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

94

Proxy Results

A Special Meeting of Shareholders was held on March 22, 2010 to elect seven individuals to the Board of Trustees of PowerShares Exchange-Traded Fund Trust.

The results of the voting of the above matter were as follows:

Trustees	Votes For	Withheld/ Abstentions*
Ronn R. Bagge	426,624,761	8,241,402
Todd J. Barre	426,876,044	7,990,119
H. Bruce Bond	426,681,223	8,184,940
Kevin M. Carome	425,386,415	9,479,748
Marc M. Kole	426,529,715	8,336,448
Philip M. Nussbaum	426,531,618	8,334,545
Donald H. Wilson	426,691,769	8,174,394

* Includes Non-Votes.

95

Trustees and Officers

The Independent Trustees, the Trustees who are affiliated with the Adviser (the "Interested Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and officers information is current as of April 30, 2010.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (52) YQA Capital Management LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	111	None

Todd J. Barre (52) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank	111	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

96

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	111	None

Philip M. Nussbaum (48) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (2004-Present); formerly Managing Director, Communication Institute (2002-2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (1994-1999)	111	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

97

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	111	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

98

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee
H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2003	Chairman, Invesco Power-Shares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	111	None

Kevin M. Carome (53) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	111	None

  *  This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

99

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (35) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (55) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer and Secretary	Treasurer since 2006; Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly, principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicago land area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (28) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008-Present); formerly, Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

100

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco PowerShares Capital Management LLC 11 Greenway Plaza Suite 100 Houston, Texas 77046	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers Inc. (formerly Invesco Institutional, (N.A.), Inc. – registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly: Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. – registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

101

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 15, 2010, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 57 series (each, a "Fund" and collectively, the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares Cleantech Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares DWA Technical Leaders Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares WilderHill Progressive Energy Portfolio

102

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2009. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance, including a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for tracking error for certain PowerShares funds, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that each Fund's correlation was within the targeted range set forth in the Trust's registration statement and that, for each Fund other than PowerShares Global Listed Private Equity Portfolio, the tracking error was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares Global Listed Private Equity Portfolio's tracking error. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund is:

•  0.50% of the Fund's average net assets, for each Fund other than PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio;

103

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

•  0.40% of the Fund's average net assets, for each of PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio; and

•  0.29% of the Fund's average net assets, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio.

The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay expenses (an "Expense Cap") to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund's average daily net assets, at least until August 31, 2011, as set forth below:

•  0.60%, excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio;

•  0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio;

•  0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio; and

•  0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each other Fund.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

•  higher than the median advisory fee of its ETF peer funds (except for the advisory fee of each of PowerShares Financial Preferred Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares International Dividend AchieversTM Portfolio, which was lower than the median advisory fee of its ETF peer funds); and

•  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares DWA Technical Leaders Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Value Line Industry Rotation Portfolio and PowerShares Value Line Timeliness Select Portfolio, which was equal to or lower than the median advisory fee of its open-end index peer funds, and there was no comparable data for PowerShares Dynamic Basic Materials Sector Portfolio); but

104

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

•  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees determined that the advisory fees were reasonable, noting the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratio for each Fund was:

•  higher than the median expense ratio of its ETF peer funds (except for the net expense ratio of each of PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares International Dividend AchieversTM Portfolio, which was less than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the net expense ratio of each of PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Oil and Gas Services Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Financial Preferred Portfolio and PowerShares Global Listed Private Equity Portfolio, which was lower than the median expense ratio of its open-end index peer funds, and there was no comparable data for PowerShares Dynamic Basic Materials Sector Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds.

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund's Expense Cap) were reasonable and appropriate in light of the services provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio and expense limitation agreed to by the Adviser. The Trustees noted that, for Funds whose expenses are higher than their respective Expense Caps, any reduction in that Fund's expenses would be enjoyed by the Adviser, but that Fund shareholders benefit from the lower expense ratio as a result of the Fund's Expense Cap. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund, other than PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date

105

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate, noting the Fund expenses the Adviser has borne as a result of the Expense Cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

106

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 15, 2010, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following five series (each, a "Fund" and collectively, the "Funds"):

PowerShares FTSE NASDAQ Small Cap Portfolio

PowerShares NASDAQ Internet Portfolio

PowerShares NASDAQ-100 BuyWrite Portfolio

PowerShares NXQ Portfolio

PowerShares S&P 500 BuyWrite Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2009. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance, including a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for tracking error for certain PowerShares funds, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that, in each case, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that

107

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

the annual unitary advisory fee is 0.70% for each of PowerShares FTSE NASDAQ Small Cap Portfolio and PowerShares NXQ Portfolio, 0.60% for PowerShares NASDAQ Internet Portfolio and 0.75% for each of PowerShares NASDAQ-100 BuyWrite Portfolio and PowerShares S&P 500 BuyWrite Portfolio, and that the Adviser pays all other expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest and extraordinary expenses.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that: the advisory fee for PowerShares FTSE NASDAQ Small Cap Portfolio was higher than the median expense ratios of its ETF peer funds and open-end index peer funds, but lower than the median expense ratio of its open-end actively-managed peer funds; the advisory fee for PowerShares NASDAQ Internet Portfolio was equal to or lower than the median expense ratio of its ETF peer funds and open-end actively-managed peer funds, but higher than its open-end index peer funds; the advisory fee for each of PowerShares NASDAQ-100 BuyWrite Portfolio and PowerShares S&P 500 BuyWrite Portfolio was equal to or lower than the median expense ratio for each of its peer group funds; and the advisory fee for PowerShares NXQ Portfolio was higher than the median expense ratio of its ETF peer funds, but lower than the median expense ratios of its open-end index peer funds and open-end actively-managed peer funds. The Trustees noted that each Fund's advisory fee was reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

108

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-AR-4

2010 Annual Report to Shareholders

April 30, 2010

PowerShares Buyback AchieversTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares Financial Preferred Portfolio

PowerShares High Yield Equity Dividend
AchieversTM Portfolio

PowerShares International Dividend
AchieversTM Portfolio

The Market Environment	2

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	14

Fees and Expenses	16

Dividend Income Portfolios

Schedules of Investments

PowerShares Buyback AchieversTM Portfolio	18

PowerShares Dividend AchieversTM Portfolio	20

PowerShares Financial Preferred Portfolio	23

PowerShares High Yield Equity Dividend AchieversTM Portfolio	24

PowerShares International Dividend AchieversTM Portfolio	25

Statements of Assets and Liabilities	28

Statements of Operations	29

Statements of Changes in Net Assets	30

Financial Highlights	32

Notes to Financial Statements	35

Report of Independent Registered Public Accounting Firm	46

Tax Information	47

Proxy Results	48

Trustees and Officers	49

Board Considerations Regarding Continuation of Investment Advisory Agreement	55

The Market Environment

For the fiscal year ended April 30, 2010 (the "reporting period"), the U.S. markets recouped more than their previous year's losses. With the government's bank support programs firmly in place, the U.S. economy rebounded from its worst recession since the 1920s and U.S. equity markets rallied accordingly during the same period with the following performance: S&P 500® Index returned 38.82%, Dow Jones Industrial Index returned 38.61% and NASDAQ-100® Index returned 44.44%. As a result of the tremendous government assistance provided to U.S. banks, insurers, and automotive companies, consumer discretionary and financial stocks surged the most out of the ten S&P 500® sectors. Despite the sharp rise in U.S. equity prices, almost $23 billion in outflows occurred during this timeframe (based on Investment Company Institute statistics) as investors re-allocated their assets to income-generating products.

Interest rates remained at historically low levels, which supported bond prices during the reporting period. With the exception of U.S. Treasuries, fixed income markets enjoyed unprecedented gains in both total returns and inflows over the reporting period. Despite a newfound aversion to equity risk, investors put the most money to work in the riskiest bond sectors. As a result, higher beta bond sectors performed the best during the reporting period. For example, the Bank of America Merrill Lynch (BAML) U.S. High Yield Master II Index returned 44.20%, while the BAML U.S. Corporate, Government & Mortgage Index (prev. Domestic Master) returned 7.84% during the reporting period. Municipal bonds benefited from low supply and the establishment of the Build America Bond (BAB) program. As a result, the BAML Municipal Master Index returned 9.73% and the BAML BAB Index returned 9.60%. According to ICI statistics, domestic bond funds grew at a record pace during the reporting period, experiencing $353.5 billion in taxable inflows and $68.5 billion in municipal bond inflows.

2

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Manager's Analysis

PowerShares Buyback AchieversTM Portfolio (ticker: PKW)

The PowerShares Buyback AchieversTM Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Share BuyBack AchieversTM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 40.46%. Over this same year, the Index returned 41.37%, while the S&P 500® Index returned 38.82%. The Fund benefited from positive performance in consumer discretionary, industrials and information technology sectors. Fund performance was positive within each sector.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Health Care	27.2
Consumer Discretionary	20.4
Industrials	12.3
Information Technology	10.2
Consumer Staples	9.9
Financials	9.3
Energy	6.7
Materials	2.0
Telecommunication Services	1.2
Utilities	0.7
Money Market Fund	0.2
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Value	37.3
Mid-Cap Growth	17.3
Large-Cap Growth	14.7
Small-Cap Value	11.9
Small-Cap Growth	10.7
Mid-Cap Value	8.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Sears Holdings Corp.	5.1
DIRECTV	5.1
Raytheon Co.	5.1
Philip Morris International, Inc.	5.1
Travelers Cos., Inc. (The)	5.0
Zimmer Holdings, Inc.	5.0
Exxon Mobil Corp.	5.0
Aetna, Inc.	4.9
WellPoint, Inc.	4.7
Quest Diagnostics, Inc.	4.7
Total	49.7

4

Manager's Analysis (Continued)

PowerShares Buyback AchieversTM Portfolio (ticker: PKW)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Share BuyBack Achievers Index	41.37%	-3.24%	-1.64%	-5.39%
S&P 500® Index	38.82%	-5.04%	-3.11%	-10.01%
Russell 3000® Value Index	43.10%	-7.36%	-5.34%	-16.71%
Fund
NAV Return	40.46%	-3.95%	-2.37%	-7.72%
Share Price Return	40.43%	-4.04%	-2.40%	-7.83%

Fund Inception: December 20, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.92%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.70% while the Fund's total gross operating expense ratio was 0.97%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 3000® Value Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 1,896 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

5

Manager's Analysis

PowerShares Dividend AchieversTM Portfolio (ticker: PFM)

The PowerShares Dividend AchieversTM Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Broad Dividend AchieversTM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 31.76%. Over this same year, the Index returned 32.13%, while the S&P 500® Index returned 38.82%. The Fund benefited from positive performance in industrials, consumer staples and financials sectors. Fund performance was positive within each sector.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Consumer Staples	25.5
Energy	14.0
Health Care	13.2
Industrials	12.6
Consumer Discretionary	8.5
Financials	6.7
Information Technology	6.5
Telecommunication Services	5.4
Materials	3.8
Utilities	3.8
Money Market Fund	0.0
Other	0.0

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Growth	43.7
Large-Cap Value	40.4
Mid-Cap Value	7.5
Mid-Cap Growth	5.5
Small-Cap Value	2.4
Small-Cap Growth	0.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Chevron Corp.	5.3
Exxon Mobil Corp.	5.0
AT&T, Inc.	5.0
International Business Machines Corp.	4.9
Johnson & Johnson	4.9
Procter & Gamble Co. (The)	4.8
Wal-Mart Stores, Inc.	4.7
Coca-Cola Co. (The)	4.2
PepsiCo, Inc.	3.6
Abbott Laboratories	2.7
Total	45.1

6

Manager's Analysis (Continued)

PowerShares Dividend AchieversTM Portfolio (ticker: PFM)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Broad Dividend AchieversTM Index	32.13%	-6.73%	-0.08%	-0.39%
S&P 500® Index	38.82%	-5.04%	1.51%	7.23%
Russell 3000® Value Index	43.10%	-7.36%	0.94%	4.44%
Fund
NAV Return	31.76%	-6.89%	-0.40%	-1.84%
Share Price Return	31.76%	-6.93%	-0.40%	-1.84%

Fund Inception: September 15, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.74%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.60% while the Fund's total gross operating expense ratio was 0.64%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 3000® Value Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 1,896 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

7

Manager's Analysis

PowerShares Financial Preferred Portfolio (ticker: PGF)

The PowerShares Financial Preferred Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Wells Fargo® Hybrid & Preferred Financial Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 62.16%. Over this same year the Index returned 67.92% while the S&P Preferred Index returned 61.56%. Because the Index does not comply with the tax diversification requirements to which the Fund must adhere, a sampling methodology was utilized to help the Fund achieve its investment objective. Part of the difference between the Fund and the Index performance, beyond regular Fund expenses, can be attributed to the Fund's sampling methodology.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Banks	60.0
Insurance	28.9
Diversified Financial Services	10.1
Other	0.6
Money Market Fund	0.4

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Value	56.5
Mid-Cap Value	34.1
Large-Cap Value	9.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Barclays Bank PLC, 8.13%	9.1
Bank of America Corp., 8.20%	8.0
ING Groep NV, 8.50%	5.5
Bank of America Corp., 8.63%	5.2
Wells Fargo & Co., 8.00%	5.0
HSBC Holdings PLC, 8.13%	4.9
JPMorgan Chase & Co., 8.63%	4.9
ING Groep NV, 7.38%	4.2
Credit Suisse Guernsey, 7.90%	4.1
MetLife, Inc., 6.50%	3.9
Total	54.8

8

Manager's Analysis (Continued)

PowerShares Financial Preferred Portfolio (ticker: PGF)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Wells Fargo® Hybrid & Preferred Financial Index	67.92%	-2.13%	-1.46%	-4.88%
S&P Preferred Index	61.56%	-0.60%	0.55%	1.88%
S&P 500® Index	38.82%	-5.04%	-2.64%	-8.75%
Fund
NAV Return	62.16%	-3.66%	-2.89%	-9.53%
Share Price Return	61.76%	-3.86%	-3.18%	-10.43%

Fund Inception: December 1, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. The Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.68%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) and total gross operating expense ratio was determined to be 0.65%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Preferred Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 44 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

9

Manager's Analysis

PowerShares High Yield Equity Dividend AchieversTM Portfolio (ticker: PEY)

The PowerShares High Yield Equity Dividend AchieversTM Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Mergent Dividend AchieversTM 50 Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 44.59%. Over this same year, the Index returned 42.86%, while the Dow Jones U.S. Select Dividend Index returned 42.37%. The Fund benefited from positive performance in financials, utilities and industrials sectors. Fund performance was positive within each sector for the reporting period. The Fund outperformed the Index, due to the January rebalance at which time the Fund rebalanced over three days due to the thinly traded nature of some of its securities. This resulted in positive trading slippage of approximately 100 bps.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Electric	17.8
Banks	14.6
Insurance	13.5
Gas	11.6
Telecommunications	6.7
Agriculture	4.7
Savings & Loans	3.6
Commerical Services	3.4
Chemicals	3.3
Office/Business Equipment	2.7
Food	2.5
Pharmaceuticals	2.4
Miscellaneous Manufacturing	2.2
Water	1.9
Household Products/Wares	1.9
Distribution/Wholesale	1.8
Packaging & Containers	1.6
Environmental Control	1.5
Computers	1.4
Machinery-Diversified	1.2
Other	(0.3)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
CenturyTel, Inc.	3.7
Altria Group, Inc.	3.1
AT&T, Inc.	2.9
Progress Energy, Inc.	2.9
Pitney Bowes, Inc.	2.7
Integrys Energy Group, Inc.	2.6
Old Republic International Corp.	2.5
Vectren Corp.	2.5
Mercury General Corp.	2.5
Eli Lilly & Co.	2.4
Total	27.8

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Value	38.4
Mid-Cap Value	29.4
Large-Cap Value	21.7
Mid-Cap Growth	8.9
Large-Cap Growth	1.6

10

Manager's Analysis (Continued)

PowerShares High Yield Equity Dividend AchieversTM Portfolio (ticker: PEY)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2010
	Avg Ann††			Fund Inception†
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Mergent Dividend AchieversTM 50 Index	42.86%	-16.03%	-7.13%	-6.89%	-31.95%
Dow Jones U.S. Select Dividend Index	42.37%	-8.92%	0.17%	0.00%	0.01%
S&P Citigroup Large Cap Value Index	41.93%	-8.10%	1.85%	1.46%	8.18%
S&P 500® Index	38.82%	-5.04%	2.63%	2.29%	13.02%
Fund
NAV Return	44.59%	-14.63%	-6.00%	-5.84%	-27.69%
Share Price Return	44.58%	-14.56%	-5.99%	-5.83%	-27.64%

Fund Inception: December 9, 2004

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.62%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.60% while the Fund's total gross operating expense ratio was 0.65%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones U.S. Select Dividend Index, S&P Citigroup Large Cap Value Index, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100, 346, and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

11

Manager's Analysis

PowerShares International Dividend AchieversTM Portfolio (ticker: PID)

The PowerShares International Dividend AchieversTM Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the International Dividend AchieversTM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 45.77%. Over this same year, the Index returned 45.14%, while the Dow Jones EPAC Select Dividend Index returned 52.85%. The Fund benefited from positive performance in financials, energy and industrials sectors. Fund performance was positive within each sector.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Telecommunication Services	19.0
Energy	16.8
Financials	13.0
Consumer Staples	10.9
Consumer Discretionary	10.5
Health Care	9.8
Industrials	7.8
Materials	6.2
Utilities	4.3
Information Technology	1.6
Other	0.1

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Value	46.6
Large-Cap Growth	32.9
Mid-Cap Value	10.3
Mid-Cap Growth	8.6
Small-Cap Growth	0.9
Small-Cap Value	0.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Grupo Aeroportuario del Sureste SAB de CV	3.7
Telefonos de Mexico SAB de CV	3.5
Banco Santander SA	2.9
National Grid PLC	2.5
Vodafone Group PLC	2.3
Teekay Corp.	2.3
Turkcell Iletisim Hizmetleri AS	2.2
BP PLC	2.2
Telus Corp.	2.2
AstraZeneca PLC	2.2
Total	26.0

12

Manager's Analysis (Continued)

PowerShares International Dividend AchieversTM Portfolio (ticker: PID)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
International Dividend AchieversTM Index	45.14%	-8.03%	1.82%	8.67%
Dow Jones EPAC Select Dividend Index	52.85%	-9.20%	5.05%	25.87%
MSCI EAFE® Value Index	32.49%	-10.36%	2.10%	10.18%
S&P 500® Index	38.82%	-5.04%	1.51%	7.23%
Fund
NAV Return	45.77%	-7.81%	2.07%	9.94%
Share Price Return	45.62%	-7.81%	2.07%	9.94%

Fund Inception: September 15, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed during previous fiscal periods, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.57%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) and total gross operating expense ratio was determined to be 0.57%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones EPAC Select Dividend Index, MSCI EAFE® Value Index, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100, 607, and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

13

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PKW	PowerShares Buyback Achievers(TM) Portfolio	12/20/06	845	323	35	8	1	2	1
PFM	PowerShares Dividend Achievers(TM) Portfolio	09/15/05	1164	574	64	15	3	0	3
PGF	PowerShares Financial Preferred Portfolio	12/01/06	858	309	180	88	29	24	68
PEY	PowerShares High Yield Equity Dividend Achievers(TM) Portfolio	12/09/04	1357	471	47	7	4	0	1
PID	PowerShares International Dividend Achievers(TM) Portfolio	09/15/05	1164	519	61	16	4	2	1

14

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PKW	462	11	2	0	0	0
PFM	493	9	2	1	0	0
PGF	129	14	10	3	2	2
PEY	726	89	9	1	1	1
PID	437	74	38	7	4	1

15

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2010.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Buyback AchieversTM Portfolio Actual	$1,000.00	$1,182.20	0.70%	$3.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares Dividend AchieversTM Portfolio Actual	$1,000.00	$1,129.07	0.60%	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
PowerShares Financial Preferred Portfolio Actual	$1,000.00	$1,149.43	0.65%	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares High Yield Equity Dividend AchieversTM Portfolio Actual	$1,000.00	$1,190.80	0.60%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

16

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares International Dividend AchieversTM Portfolio Actual	$1,000.00	$1,098.60	0.57%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.57%	$2.86

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

17

Schedule of Investments

PowerShares Buyback AchieversTM Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—20.4%
5,092	American Greetings Corp., Class A	$125,060
7,911	AutoZone, Inc.*	1,463,614
4,335	Children's Place Retail Stores, Inc. (The)*	198,630
9,435	Choice Hotels International, Inc.	342,585
53,744	DIRECTV, Class A*	1,947,145
24,557	Liberty Global, Inc., Class A*	673,107
5,825	Mediacom Communications Corp., Class A*	38,561
6,711	Netflix, Inc.*	662,845
2,085	Perry Ellis International, Inc.*	50,311
1,446	Pre-Paid Legal Services, Inc.*	64,304
4,726	Radio One, Inc., Class D*	23,819
16,099	Sears Holdings Corp.*	1,947,174
2,351	Steiner Leisure Ltd.*	110,191
3,810	Universal Technical Institute, Inc.*	91,288
		7,738,634
	Consumer Staples—9.9%
8,740	BJ's Wholesale Club, Inc.*	334,567
39,096	Philip Morris International, Inc.	1,918,832
64,220	Safeway, Inc.	1,515,592
		3,768,991
	Energy—6.7%
15,388	Cal Dive International, Inc.*	100,945
3,196	CARBO Ceramics, Inc.	234,107
2,468	Contango Oil & Gas Co.*	135,493
27,738	Exxon Mobil Corp.	1,882,024
4,204	Overseas Shipholding Group, Inc.	210,452
		2,563,021
	Financials—9.3%
1,578	American Physicians Capital, Inc.	52,768
7,068	Ashford Hospitality Trust, Inc. REIT*	65,732
4,387	eHealth, Inc.*	60,146
6,433	Employers Holdings, Inc.	106,016
2,700	First Mercury Financial Corp.	35,397
1,705	FPIC Insurance Group, Inc.*	46,410
2,186	Infinity Property & Casualty Corp.	100,840
12,816	iStar Financial, Inc. REIT*	85,995
7,854	LaBranche & Co., Inc.*	38,799
21,806	MBIA, Inc.*	208,902
11,883	Montpelier Re Holdings Ltd. (Bermuda)	197,258
2,555	Safety Insurance Group, Inc.	95,276
37,543	Travelers Cos., Inc. (The)	1,904,932
2,767	United Financial Bancorp, Inc.	38,683
1,480	White Mountains Insurance Group Ltd.	508,528
		3,545,682
	Health Care—27.2%
62,925	Aetna, Inc.	1,859,434
44,814	AmerisourceBergen Corp.	1,382,512
1,584	Assisted Living Concepts, Inc., Class A*	55,598

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,038	CorVel Corp.*	$67,865
8,857	Gen-Probe, Inc.*	419,733
10,436	Lincare Holdings, Inc.*	487,257
6,070	Magellan Health Services, Inc.*	256,215
3,977	Molina Healthcare, Inc.*	116,009
3,360	Nighthawk Radiology Holdings, Inc.*	12,432
31,083	Quest Diagnostics, Inc.	1,776,704
4,970	Quidel Corp.*	73,258
1,950	Synovis Life Technologies, Inc.*	28,860
3,307	Triple-S Management Corp., Class B*	60,187
2,610	Vital Images, Inc.*	41,186
33,407	WellPoint, Inc.*	1,797,297
31,232	Zimmer Holdings, Inc.*	1,902,341
		10,336,888
	Industrials—12.3%
18,569	Corrections Corp. of America*	384,750
6,657	GATX Corp.	217,284
15,360	Heartland Express, Inc.	254,054
5,883	Hill International, Inc.*	37,769
6,615	Innerworkings, Inc.*	39,558
32,942	Raytheon Co.	1,920,518
4,970	Robbins & Myers, Inc.	128,773
8,192	SPX Corp.	572,457
2,506	Standard Parking Corp.*	42,326
4,130	TAL International Group, Inc.	107,339
8,423	Thomas & Betts Corp.*	353,261
5,158	Toro Co. (The)	293,696
10,351	WABCO Holdings, Inc.*	343,550
		4,695,335
	Information Technology—10.2%
7,290	Actuate Corp.*	41,261
6,447	Advanced Analogic Technologies, Inc.*	24,499
7,600	Alliance Data Systems Corp.*	570,456
37,794	Compuware Corp.*	325,028
6,631	EchoStar Corp., Class A*	127,382
10,880	Global Cash Access Holdings, Inc.*	94,438
17,671	IAC/InterActiveCorp.*	396,184
3,321	Manhattan Associates, Inc.*	95,180
3,943	Marchex, Inc., Class B	20,740
9,270	Micrel, Inc.	108,181
8,438	Net 1 UEPS Technologies, Inc.*	138,383
12,468	NeuStar, Inc., Class A*	305,092
4,601	Perficient, Inc.*	57,374
18,586	QLogic Corp.*	360,011
14,950	Quest Software, Inc.*	262,074
5,255	RightNow Technologies, Inc.*	86,182
2,465	Rubicon Technology, Inc.*	66,900
11,919	Sanmina-SCI Corp.*	212,516
26,461	TIBCO Software, Inc.*	301,655
4,702	Web.com Group, Inc.*	22,711

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,691	Zebra Technologies Corp., Class A*	$281,524
		3,897,771
	Materials—2.0%
8,923	CF Industries Holdings, Inc.	746,587
	Telecommunication Services—1.2%
34,082	Cincinnati Bell, Inc.*	114,856
8,111	Telephone & Data Systems, Inc.	281,127
3,427	USA Mobility, Inc.	47,773
		443,756
	Utilities—0.7%
22,327	Mirant Corp.*	260,333
	Total Common Stocks and Other Equity Interests (Cost $34,623,227)	37,996,998
	Money Market Fund—0.2%
60,174	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $60,174)	60,174
	Total Investments (Cost $34,683,401)—100.1%	38,057,172
	Liabilities in excess of other assets—(0.1%)	(37,966)
	Net Assets—100.0%	$38,019,206

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

19

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—8.5%
6,106	Family Dollar Stores, Inc.	$241,553
7,174	Genuine Parts Co.	307,047
14,882	H&R Block, Inc.	272,489
2,249	John Wiley & Sons, Inc., Class A	95,065
6,702	Leggett & Platt, Inc.	164,400
65,243	Lowe's Cos., Inc.	1,769,390
1,372	Matthews International Corp., Class A	48,020
48,608	McDonald's Corp.	3,431,239
14,241	McGraw-Hill Cos., Inc. (The)	480,207
1,636	Meredith Corp.	58,781
1,487	Polaris Industries, Inc.	87,986
5,531	Ross Stores, Inc.	309,736
4,967	Sherwin-Williams Co. (The)	387,774
7,222	Stanley Black & Decker, Inc.	448,847
33,418	Target Corp.	1,900,482
18,505	TJX Cos., Inc. (The)	857,522
5,000	VF Corp.	432,100
2,251	Wolverine World Wide, Inc.	68,903
		11,361,541
	Consumer Staples—25.5%
94,131	Altria Group, Inc.	1,994,636
29,046	Archer-Daniels-Midland Co.	811,545
19,636	Avon Products, Inc.	634,832
4,081	Brown-Forman Corp., Class B	237,433
2,301	Casey's General Stores, Inc.	88,888
3,196	Church & Dwight Co., Inc.	221,323
6,339	Clorox Co. (The)	410,133
104,195	Coca-Cola Co. (The)	5,569,223
22,249	Colgate-Palmolive Co.	1,871,141
6,041	Hormel Foods Corp.	246,231
5,385	J.M. Smucker Co. (The)	328,862
18,810	Kimberly-Clark Corp.	1,152,301
1,275	Lancaster Colony Corp.	70,087
5,429	McCormick & Co., Inc.	214,825
72,897	PepsiCo, Inc.	4,754,342
103,694	Procter & Gamble Co. (The)	6,445,619
9,583	SUPERVALU, Inc.	142,787
26,784	Sysco Corp.	844,767
1,619	Tootsie Roll Industries, Inc.	43,065
1,107	Universal Corp.	57,320
3,222	Vector Group Ltd.	52,809
44,226	Walgreen Co.	1,554,544
117,752	Wal-Mart Stores, Inc.	6,317,395
		34,064,108
	Energy—14.0%
2,337	Buckeye Partners LP	142,043
86,535	Chevron Corp.	7,047,410
8,554	Energy Transfer Partners LP	418,291
28,610	Enterprise Products Partners LP	1,014,511

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,417	EOG Resources, Inc.	$1,280,074
97,792	Exxon Mobil Corp.	6,635,187
4,778	Helmerich & Payne, Inc.	194,082
2,407	Holly Corp.	64,989
13,477	Kinder Morgan Energy Partners LP	909,563
8,647	Murphy Oil Corp.	520,117
6,154	Plains All American Pipeline LP	356,870
2,090	TC Pipelines LP	79,922
		18,663,059
	Financials—6.7%
21,206	Aflac, Inc.	1,080,658
498	Arrow Financial Corp.	13,844
4,683	Arthur J. Gallagher & Co.	123,022
692	BancFirst Corp.	30,545
3,772	BancorpSouth, Inc.	83,512
2,172	Bank of Hawaii Corp.	114,855
765	Bank of The Ozarks, Inc.	29,430
6,424	Brown & Brown, Inc.	129,379
14,850	Chubb Corp. (The)	785,120
7,365	Cincinnati Financial Corp.	209,166
3,765	Commerce Bancshares, Inc.	155,946
1,493	Community Bank System, Inc.	36,832
687	Community Trust Bancorp, Inc.	20,624
2,658	Corporate Office Properties Trust REIT	107,516
2,726	Cullen/Frost Bankers, Inc.	161,815
5,355	Eaton Vance Corp.	188,710
2,315	Erie Indemnity Co., Class A	107,208
1,304	Essex Property Trust, Inc. REIT	137,989
2,772	Federal Realty Investment Trust REIT	214,525
4,666	Federated Investors, Inc., Class B	112,544
942	First Financial Bankshares, Inc.	50,378
593	First Financial Corp.	17,286
10,316	Franklin Resources, Inc.	1,192,942
1,119	Getty Realty Corp. REIT	27,718
1,244	Harleysville Group, Inc.	39,833
5,197	HCC Insurance Holdings, Inc.	141,306
13,287	HCP, Inc. REIT	426,778
1,589	Home Properties, Inc. REIT	78,957
23,815	Hudson City Bancorp, Inc.	316,740
4,297	Investors Real Estate Trust REIT	37,513
728	Lakeland Financial Corp.	15,186
2,476	Mercury General Corp.	111,395
3,759	National Retail Properties, Inc. REIT	88,449
10,879	Old Republic International Corp.	163,294
16,939	People's United Financial, Inc.	263,063
2,105	Prosperity Bancshares, Inc.	82,558
4,719	Realty Income Corp. REIT	154,736
837	Republic Bancorp, Inc., Class A	20,214
954	RLI Corp.	55,332
618	S.Y. Bancorp, Inc.	14,671

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,580	SEI Investments Co.	$192,707
712	Southside Bancshares, Inc.	15,365
2,136	StanCorp Financial Group, Inc.	96,035
11,733	T. Rowe Price Group, Inc.	674,765
1,829	Tanger Factory Outlet Centers, Inc. REIT	76,086
488	Tompkins Financial Corp.	19,823
2,946	Transatlantic Holdings, Inc.	146,505
1,830	UMB Financial Corp.	77,080
1,964	United Bankshares, Inc.	57,035
547	Universal Health Realty Income Trust REIT	18,171
828	Urstadt Biddle Properties, Inc., Class A REIT	13,960
1,773	W.P. Carey & Co. LLC	54,573
2,706	Washington REIT	85,104
726	Washington Trust Bancorp, Inc.	13,148
322	Wesco Financial Corp.	122,054
1,323	Westamerica Bancorp	77,753
320	WSFS Financial Corp.	13,475
		8,895,228
	Health Care—13.2%
70,182	Abbott Laboratories	3,590,511
3,161	Beckman Coulter, Inc.	197,246
10,654	Becton, Dickinson and Co.	813,646
4,299	C.R. Bard, Inc.	371,992
16,339	Cardinal Health, Inc.	566,800
6,608	DENTSPLY International, Inc.	242,117
52,124	Eli Lilly & Co.	1,822,776
100,624	Johnson & Johnson	6,470,123
49,791	Medtronic, Inc.	2,175,369
1,835	Meridian Bioscience, Inc.	36,682
2,850	Owens & Minor, Inc.	89,633
17,917	Stryker Corp.	1,029,152
1,802	Teleflex, Inc.	110,499
1,502	West Pharmaceutical Services, Inc.	62,859
		17,579,405
	Industrials—12.6%
32,180	3M Co.	2,853,401
1,373	A.O. Smith Corp.	70,888
2,347	ABM Industries, Inc.	50,437
677	Badger Meter, Inc.	28,001
2,369	Brady Corp., Class A	81,399
7,868	C.H. Robinson Worldwide, Inc.	474,440
2,751	Carlisle Cos., Inc.	103,795
28,395	Caterpillar, Inc.	1,933,416
6,910	Cintas Corp.	188,297
2,280	CLARCOR, Inc.	86,230
3,491	Donaldson Co., Inc.	161,633
8,442	Dover Corp.	440,841
34,012	Emerson Electric Co.	1,776,447
9,600	Expeditors International of Washington, Inc.	391,104
6,664	Fastenal Co.	364,454

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,046	Franklin Electric Co., Inc.	$36,600
17,380	General Dynamics Corp.	1,327,137
755	Gorman-Rupp Co. (The)	21,057
2,739	Graco, Inc.	94,989
3,639	Harsco Corp.	112,663
22,711	Illinois Tool Works, Inc.	1,160,532
1,081	McGrath Rentcorp	28,095
1,626	Mine Safety Appliances Co.	47,788
376	NACCO Industries, Inc., Class A	32,689
1,530	Nordson Corp.	109,885
7,268	Parker Hannifin Corp.	502,800
4,459	Pentair, Inc.	161,237
9,380	Pitney Bowes, Inc.	238,252
815	Raven Industries, Inc.	24,743
4,235	Roper Industries, Inc.	258,420
850	Tennant Co.	29,316
42,327	United Technologies Corp.	3,172,409
875	Universal Forest Products, Inc.	36,794
3,285	W.W. Grainger, Inc.	363,124
		16,763,313
	Information Technology—6.5%
22,819	Automatic Data Processing, Inc.	989,432
2,997	Diebold, Inc.	93,956
2,108	FactSet Research Systems, Inc.	158,564
50,500	International Business Machines Corp.	6,514,500
3,820	Jack Henry & Associates, Inc.	97,486
10,103	Linear Technology Corp.	303,696
16,337	Paychex, Inc.	499,912
		8,657,546
	Materials—3.8%
9,599	Air Products & Chemicals, Inc.	737,011
4,128	Albemarle Corp.	188,484
3,065	AptarGroup, Inc.	131,918
4,928	Bemis Co., Inc.	149,860
10,674	Ecolab, Inc.	521,318
2,212	H.B. Fuller Co.	51,871
2,049	Martin Marietta Materials, Inc.	196,458
14,243	Nucor Corp.	645,493
7,518	PPG Industries, Inc.	529,042
13,840	Praxair, Inc.	1,159,377
5,860	RPM International, Inc.	129,389
5,487	Sigma-Aldrich Corp.	325,379
4,532	Sonoco Products Co.	150,145
450	Stepan Co.	34,088
4,487	Valspar Corp. (The)	140,533
		5,090,366
	Telecommunication Services—5.4%
253,898	AT&T, Inc.	6,616,582
691	Atlantic Tele-Network, Inc.	38,129

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,550	CenturyTel, Inc.	$462,191
1,071	Shenandoah Telecommunications Co.	19,021
2,545	Telephone & Data Systems, Inc.	88,210
		7,224,133
	Utilities—3.8%
839	American States Water Co.	31,311
6,190	Aqua America, Inc.	113,463
4,206	Atmos Energy Corp.	124,413
1,771	Black Hills Corp.	58,248
940	California Water Service Group	36,406
12,736	Consolidated Edison, Inc.	575,667
3,248	Energen Corp.	158,730
18,736	FPL Group, Inc.	975,209
3,459	Integrys Energy Group, Inc.	171,601
8,500	MDU Resources Group, Inc.	180,200
1,045	MGE Energy, Inc.	38,414
613	Middlesex Water Co.	11,071
3,666	National Fuel Gas Co.	190,705
1,872	New Jersey Resources Corp.	70,631
7,954	Northeast Utilities	221,042
1,201	Northwest Natural Gas Co.	56,915
4,828	NSTAR	176,705
3,243	Piedmont Natural Gas Co., Inc.	89,183
17,083	PPL Corp.	422,975
12,866	Progress Energy, Inc.	513,611
7,911	Questar Corp.	379,332
837	SJW Corp.	23,001
1,348	South Jersey Industries, Inc.	60,808
1,595	Suburban Propane Partners LP	76,720
4,921	UGI Corp.	135,278
3,670	Vectren Corp.	91,787
2,274	WGL Holdings, Inc.	81,273
		5,064,699
	Total Common Stocks and Other Equity Interests (Cost $119,678,305)	133,363,398
	Money Market Fund—0.0%
9,674	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $9,674)	9,674
	Total Investments (Cost $119,687,979)—100.0%	133,373,072
	Other assets less liabilities—0.0%	7,198
	Net Assets—100.0%	$133,380,270

Investment Abbreviations:

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

22

Schedule of Investments

PowerShares Financial Preferred Portfolio

April 30, 2010

Number of Shares		Value
	Preferred Stocks—99.0%
	Banks—60.0%
1,925,626	Bank of America Corp., 6.20%, Series D(~)	$38,916,902
2,196,397	Bank of America Corp., 7.25%, Series J(~)	51,966,753
5,384,639	Bank of America Corp., 8.20%	137,415,987
3,401,880	Bank of America Corp., 8.63%, Series MER	89,571,500
773,246	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	16,887,693
818,561	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	20,079,301
6,218,017	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)(~)	156,445,308
1,552,050	Goldman Sachs Group, Inc. (The), 6.20%, Series B	36,969,831
3,159,244	HSBC Holdings PLC, 8.13% (United Kingdom)	84,035,890
1,165,232	HSBC USA, Inc., 6.50%, Series H(~)	27,895,654
2,990,983	JPMorgan Chase & Co., 8.63%, Series J	83,149,327
1,261,325	National Bank of Greece SA, 9.00% (Greece)(~)	23,763,363
1,400,453	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	22,295,212
560,139	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	7,433,045
472,823	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	6,307,459
820,590	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	11,176,436
533,940	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	7,485,839
2,309,623	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	34,182,420
2,025,900	Santander Finance SA Unipersonal, 10.50%, Series 10 (Spain)(~)	55,043,703
1,203,241	U.S. Bancorp, 7.88%, Series D(~)	32,427,345
3,107,852	Wells Fargo & Co., 8.00%, Series J	85,155,145
		1,028,604,113
	Diversified Financial Services—10.1%
2,750,982	Credit Suisse Guernsey, 7.90% (Switzerland)	70,975,335
199,884	Deutsche Bank Capital Funding Trust IX, 6.63%	4,587,338
1,007,948	Deutsche Bank Contingent Capital Trust III, 7.60%	25,027,349
431,749	Deutsche Bank Contingent Capital Trust V, 8.05%	11,044,139
1,430,795	HSBC Finance Corp., 6.36%(~)	32,049,808

Number of Shares		Value
	Preferred Stocks (Continued)
1,145,906	Repsol International Capital Ltd., 7.45%, Series A	$29,014,340
		172,698,309
	Insurance—28.9%
1,173,963	Aegon NV, 6.38% (Netherlands)	22,692,705
506,077	Aegon NV, 6.50% (Netherlands)	9,757,164
505,240	Aegon NV, 6.88% (Netherlands)	10,296,791
1,953,626	Aegon NV, 7.25% (Netherlands)	42,276,467
629,376	Axis Capital Holdings Ltd., 7.25%, Series A(~)	15,350,481
1,862,548	ING Groep NV, 6.13% (Netherlands)(~)	32,799,470
2,769,826	ING Groep NV, 6.38% (Netherlands)(~)	49,662,980
3,476,222	ING Groep NV, 7.38% (Netherlands)(~)	71,436,362
3,988,251	ING Groep NV, 8.50% (Netherlands)	93,524,486
2,738,709	MetLife, Inc., 6.50%, Series B	66,358,919
732,715	PartnerRe Ltd., 6.75%, Series C(~)	18,134,696
395,781	Principal Financial Group, Inc., 6.52%, Series B	9,186,077
733,460	Prudential PLC, 6.50% (United Kingdom)(~)	16,964,930
596,931	Prudential PLC, 6.75% (United Kingdom)(~)	14,380,068
511,039	RenaissanceRe Holdings Ltd., 6.08%, Series C(~)	10,379,202
604,252	RenaissanceRe Holdings Ltd., 6.60%, Series D(~)	13,323,757
		496,524,555
	Total Preferred Stocks (Cost $1,420,170,014)	1,697,826,977
	Money Market Fund—0.4%
6,758,620	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $6,758,620)	6,758,620
	Total Investments (Cost $1,426,928,634)—99.4%	1,704,585,597
	Other assets less liabilities—0.6%	10,238,769
	Net Assets—100.0%	$1,714,824,366

Notes to Schedule of Investments:

(~)  Affiliated Investment. See Note 4.

The Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	23.2%
Netherlands	19.4

See Notes to Financial Statements.

23

Schedule of Investments

PowerShares High Yield Equity Dividend AchieversTM Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.3%
	Agriculture—4.7%
187,002	Altria Group, Inc.	$3,962,573
38,831	Universal Corp.	2,010,669
		5,973,242
	Banks—14.6%
78,061	Arrow Financial Corp.	2,170,096
111,348	BancorpSouth, Inc.	2,465,245
44,389	Bank of Hawaii Corp.	2,347,290
89,868	Community Bank System, Inc.	2,217,043
83,793	Community Trust Bancorp, Inc.	2,515,466
88,755	Lakeland Financial Corp.	1,851,429
89,882	United Bankshares, Inc.	2,610,173
133,615	Washington Trust Bancorp, Inc.	2,419,768
		18,596,510
	Chemicals—3.3%
27,464	PPG Industries, Inc.	1,932,642
100,463	RPM International, Inc.	2,218,223
		4,150,865
	Commercial Services—3.4%
80,048	McGrath Rentcorp	2,080,447
74,055	Paychex, Inc.	2,266,083
		4,346,530
	Computers—1.4%
57,080	Diebold, Inc.	1,789,458
	Distribution/Wholesale—1.8%
52,827	Genuine Parts Co.	2,260,996
	Electric—17.8%
83,449	Black Hills Corp.	2,744,638
68,702	Consolidated Edison, Inc.	3,105,330
66,928	Integrys Energy Group, Inc.	3,320,298
65,418	MGE Energy, Inc.	2,404,766
78,612	Northeast Utilities	2,184,627
70,139	NSTAR	2,567,087
104,466	PPL Corp.	2,586,578
93,168	Progress Energy, Inc.	3,719,267
		22,632,591
	Environmental Control—1.5%
65,622	Mine Safety Appliances Co.	1,928,631
	Food—2.5%
79,982	SUPERVALU, Inc.	1,191,732
63,466	Sysco Corp.	2,001,717
		3,193,449
	Gas—11.6%
91,285	Atmos Energy Corp.	2,700,210
56,156	New Jersey Resources Corp.	2,118,766
42,538	Northwest Natural Gas Co.	2,015,876

Number of Shares		Value
	Common Stocks (Continued)
83,790	Piedmont Natural Gas Co., Inc.	$2,304,225
127,047	Vectren Corp.	3,177,446
68,526	WGL Holdings, Inc.	2,449,119
		14,765,642
	Household Products/Wares—1.9%
39,649	Kimberly-Clark Corp.	2,428,898
	Insurance—13.5%
114,726	Arthur J. Gallagher & Co.	3,013,852
108,489	Cincinnati Financial Corp.	3,081,088
56,880	Erie Indemnity Co., Class A	2,634,113
67,581	Harleysville Group, Inc.	2,163,944
69,459	Mercury General Corp.	3,124,960
214,728	Old Republic International Corp.	3,223,067
		17,241,024
	Machinery-Diversified—1.2%
18,014	NACCO Industries, Inc., Class A	1,566,137
	Miscellaneous Manufacturing—2.2%
115,896	Leggett & Platt, Inc.	2,842,929
	Office/Business Equipment—2.7%
133,714	Pitney Bowes, Inc.	3,396,336
	Packaging & Containers—1.6%
60,880	Sonoco Products Co.	2,016,954
	Pharmaceuticals—2.4%
88,974	Eli Lilly & Co.	3,111,421
	Savings & Loans—3.6%
182,690	Hudson City Bancorp, Inc.	2,429,777
143,547	People's United Financial, Inc.	2,229,285
		4,659,062
	Telecommunications—6.7%
143,653	AT&T, Inc.	3,743,597
139,266	CenturyTel, Inc.	4,750,363
		8,493,960
	Water—1.9%
135,735	Middlesex Water Co.	2,451,374
	Total Investments (Cost $113,412,985)—100.3%	127,846,009
	Liabilities in excess of other assets—(0.3%)	(421,937)
	Net Assets—100.0%	$127,424,072

See Notes to Financial Statements.

24

Schedule of Investments

PowerShares International Dividend AchieversTM Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—0.8%
48,661	BHP Billiton Ltd. ADR	$3,542,034
	Bahamas—2.3%
390,915	Teekay Corp.	9,792,421
	Belgium—0.8%
42,758	Delhaize Group SA ADR	3,539,080
	Bermuda—2.6%
153,990	Axis Capital Holdings Ltd.	4,799,868
137,197	Max Capital Group Ltd.	3,059,493
56,449	RenaissanceRe Holdings Ltd.	3,158,322
		11,017,683
	Brazil—2.8%
91,345	Cia de Bebidas DAS Americas ADR	7,704,951
100,913	Petroleo Brasileiro SA ADR	4,281,738
		11,986,689
	Canada—19.8%
138,423	Bank of Nova Scotia	7,047,115
152,106	Brookfield Asset Management, Inc., Class A	3,854,366
73,095	Cameco Corp.	1,798,868
52,242	Canadian National Railway Co.	3,123,549
19,125	Canadian Natural Resources Ltd.	1,471,478
52,654	Canadian Pacific Railway Ltd.	3,099,214
130,101	Enbridge, Inc.	6,285,179
43,243	Imperial Oil Ltd.	1,816,206
199,920	Methanex Corp.	4,634,146
151,847	Ritchie Bros. Auctioneers, Inc.	3,553,220
191,843	Rogers Communications, Inc., Class B	6,831,529
417,219	Shaw Communications, Inc., Class B	7,847,889
65,746	Suncor Energy, Inc.	2,246,541
140,031	Talisman Energy, Inc.	2,386,128
264,303	Telus Corp.	9,332,539
162,988	Thomson Reuters Corp.	5,848,009
78,699	Toronto-Dominion Bank (The)	5,859,928
216,340	TransCanada Corp.	7,615,168
		84,651,072
	Cayman Islands—0.9%
273,740	Consolidated Water Co. Ltd.	3,873,421
	Chile—2.0%
83,408	Empresa Nacional de Electricidad SA ADR	3,874,302
133,774	Sociedad Quimica y Minera de Chile SA ADR	4,815,864
		8,690,166
	Denmark—0.6%
28,628	Novo Nordisk A/S ADR	2,350,359

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	France—3.2%
154,306	Sanofi-Aventis SA ADR	$5,263,378
156,504	Total SA ADR	8,510,687
		13,774,065
	Germany—0.4%
32,494	Fresenius Medical Care AG & Co. KGaA ADR	1,752,726
	Greece—0.6%
92,885	Coca-Cola Hellenic Bottling Co. SA ADR	2,467,026
	Hong Kong—1.4%
118,570	China Mobile Ltd. ADR	5,798,073
	India—0.5%
5,127	HDFC Bank Ltd. ADR	764,538
22,957	Infosys Technologies Ltd. ADR	1,374,665
		2,139,203
	Indonesia—1.3%
160,330	Telekomunikasi Indonesia Tbk PT ADR	5,566,658
	Ireland—2.4%
76,548	Cooper Industries PLC, Class A	3,758,507
232,812	CRH PLC ADR	6,656,095
		10,414,602
	Israel—1.3%
62,980	Elbit Systems Ltd.	3,882,717
25,718	Teva Pharmaceutical Industries Ltd. ADR	1,510,418
		5,393,135
	Japan—1.3%
91,927	Canon, Inc. ADR	4,199,225
11,543	Kyocera Corp. ADR	1,134,100
		5,333,325
	Mexico—8.0%
31,896	America Movil SAB de CV, Series L ADR	1,642,006
21,506	Coca-Cola Femsa SAB de CV ADR	1,505,420
288,050	Grupo Aeroportuario del Sureste SAB de CV ADR	15,940,687
982,079	Telefonos de Mexico SAB de CV ADR	15,074,913
		34,163,026
	Netherlands—1.6%
228,929	Unilever NV	6,927,391
	Norway—1.2%
220,522	Statoil ASA ADR	5,330,017
	Russia—2.0%
158,383	Mobile Telesystems OJSC ADR	8,750,661

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares International Dividend AchieversTM Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Spain—7.0%
992,370	Banco Santander SA ADR	$12,245,846
363,566	Repsol Ypf SA ADR	8,525,623
132,445	Telefonica SA ADR	8,977,122
		29,748,591
	Switzerland—2.9%
25,781	Alcon, Inc.	4,018,227
106,578	Novartis AG ADR	5,419,491
56,846	Syngenta AG ADR	2,871,291
		12,309,009
	Turkey—2.2%
593,548	Turkcell Iletisim Hizmetleri AS ADR	9,597,671
	United Kingdom—25.3%
209,825	AstraZeneca PLC ADR	9,280,560
68,166	BHP Billiton PLC ADR	4,158,126
182,970	BP PLC ADR	9,541,886
123,161	British American Tobacco PLC ADR	7,814,565
154,784	British Sky Broadcasting Group PLC ADR	5,792,017
91,621	Diageo PLC ADR	6,243,055
239,995	GlaxoSmithKline PLC ADR	8,949,414
288,522	InterContinental Hotels Group PLC ADR	5,075,102
220,020	National Grid PLC ADR	10,673,170
387,895	Pearson PLC ADR	6,194,683
231,765	Reed Elsevier PLC ADR	7,323,774
46,626	Smith & Nephew PLC ADR	2,419,889
265,443	Unilever PLC ADR	7,989,834
443,995	Vodafone Group PLC ADR	9,856,689
129,048	WPP PLC ADR	6,817,606
		108,130,370
	United States—4.7%
78,756	ACE Ltd.	4,189,032
42,391	Bunge Ltd.	2,244,603
56,536	PartnerRe Ltd.	4,386,063
33,231	Schlumberger Ltd.	2,373,358
13,800	Shire PLC ADR	908,592
178,422	Willis Group Holdings PLC	6,146,638
		20,248,286
	Total Investments (Cost $394,573,421)—99.9%	427,286,760
	Other assets less liabilities—0.1%	495,928
	Net Assets—100.0%	$427,782,688

Investment Abbreviations:

ADR—American Depositary Receipt

See Notes to Financial Statements.

26

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Statements of Assets and Liabilities

April 30, 2010

	PowerShares Buyback AchieversTM Portfolio	PowerShares Dividend AchieversTM Portfolio	PowerShares Financial Preferred Portfolio	PowerShares High Yield Equity Dividend AchieversTM Portfolio	PowerShares International Dividend AchieversTM Portfolio
ASSETS:
Unaffiliated investments, at value	$38,057,172	$133,373,072	$1,043,644,815	$127,846,009	$427,286,760
Affiliated investments, at value (Note 4)	—	—	660,940,782	—	—
Receivables:
Investments sold	1,648,786	694,318	14,962,514	10,211,259	38,886,724
Shares sold	1,118,213	660,298	—	7,594,812	10,694,595
Expense waivers	7,485	—	12,708	4,575	1,809
Dividends	892	268,181	5,918,872	234,019	1,211,665
Foreign tax reclaims	—	—	—	—	146,432
Other assets	3,002	3,000	2,000	3,000	3,502
Total Assets	40,835,550	134,998,869	1,725,481,691	145,893,674	478,231,487
LIABILITIES:
Due to custodian	6,064	6,303	45,553	63,244	435,401
Payables:
Investments purchased	1,622,900	810,006	9,212,710	10,668,639	38,942,378
Shares repurchased	1,118,213	660,299	—	7,594,812	10,694,595
Expense recapture	—	4,288	—	—	—
Accrued advisory fees	15,699	43,193	711,490	42,111	141,884
Accrued expenses	53,468	94,510	687,572	100,796	234,541
Total Liabilities	2,816,344	1,618,599	10,657,325	18,469,602	50,448,799
NET ASSETS	$38,019,206	$133,380,270	$1,714,824,366	$127,424,072	$427,782,688
NET ASSETS CONSIST OF:
Shares of beneficial interest	$59,105,672	$140,192,636	$1,493,474,068	$258,174,196	$620,360,201
Undistributed net investment income (loss)	(3,486)	558,686	(3,284,219)	(5,951)	1,889,940
Accumulated net realized loss on investments and foreign currency related transactions	(24,456,751)	(21,056,145)	(53,022,446)	(145,177,197)	(227,180,792)
Net unrealized appreciation on investments	3,373,771	13,685,093	277,656,963	14,433,024	32,713,339
Net Assets	$38,019,206	$133,380,270	$1,714,824,366	$127,424,072	$427,782,688
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,700,000	10,100,000	101,050,000	15,100,000	30,000,000
Net asset value	$22.36	$13.21	$16.97	$8.44	$14.26
Share price	$22.37	$13.32	$16.93	$8.52	$14.26
Unaffiliated investments, at cost	$34,683,401	$119,687,979	$860,551,681	$113,412,985	$394,573,421
Affiliated investments, at cost	$—	$—	$566,376,953	$—	$—

See Notes to Financial Statements.

28

Statements of Operations

Year Ended April 30, 2010

	PowerShares Buyback AchieversTM Portfolio	PowerShares Dividend AchieversTM Portfolio	PowerShares Financial Preferred Portfolio	PowerShares High Yield Equity Dividend AchieversTM Portfolio	PowerShares International Dividend AchieversTM Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$565,021	$3,004,970	$79,329,654	$5,309,713	$12,771,520
Affiliated dividend income	—	—	42,954,741	—	—
Foreign withholding tax	—	—	—	—	(1,083,772)
Total Income	565,021	3,004,970	122,284,395	5,309,713	11,687,748
EXPENSES:
Advisory fees	167,787	416,862	6,830,817	423,163	1,451,325
Accounting & administration fees	64,668	64,668	337,045	64,668	88,066
Sub-licensing	33,557	104,221	1,366,158	105,791	362,831
Professional fees	31,193	33,403	77,739	34,508	44,657
Custodian & transfer agent fees	11,695	15,790	82,854	13,174	34,154
Trustees	5,161	7,473	45,719	7,527	15,632
Other expenses	12,276	27,052	140,027	36,816	77,489
Total Expenses	326,337	669,469	8,880,359	685,647	2,074,154
(Waivers)	(91,435)	(44,165)	(16,650)	(50,903)	(2,335)
Net Expenses	234,902	625,304	8,863,709	634,744	2,071,819
Net Investment Income	330,119	2,379,666	113,420,686	4,674,969	9,615,929
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(2,184,984)	(3,797,479)	1,405,308	(6,798,502)	(39,712,280)
In-kind redemptions	6,813,411	716,539	64,972,403	14,236,392	29,551,741
Foreign currency related transactions	—	—	—	—	(423)
Net realized gain (loss)	4,628,427	(3,080,940)	66,377,711	7,437,890	(10,160,962)
Net change in unrealized appreciation on investments	6,305,908	28,168,674	350,585,680	26,851,833	122,485,105
Net realized and unrealized gain on investments	10,934,335	25,087,734	416,963,391	34,289,723	112,324,143
Net increase in net assets resulting from operations	$11,264,454	$27,467,400	$530,384,077	$38,964,692	$121,940,072

See Notes to Financial Statements.

29

Statements of Changes in Net Assets

	PowerShares Buyback AchieversTM Portfolio		PowerShares Dividend AchieversTM Portfolio		PowerShares Financial Preferred Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income	$330,119	$582,297	$2,379,666	$2,203,526	$113,420,686	$43,970,503
Net realized gain (loss) on investments and foreign currency related transactions	4,628,427	(16,495,774)	(3,080,940)	(17,861,143)	66,377,711	(79,802,465)
Net change in unrealized appreciation (depreciation) on investments	6,305,908	(88,168)	28,168,674	(12,388,077)	350,585,680	(65,037,561)
Net increase (decrease) in net assets resulting from operations	11,264,454	(16,001,645)	27,467,400	(28,045,694)	530,384,077	(100,869,523)
Undistributed net investment income (loss) included in the price of units issued and redeemed	6,239	(41,505)	92,598	182,813	(1,698,335)	502,058
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(467,441)	(456,573)	(2,653,314)	(1,482,708)	(112,572,843)	(46,382,363)
Return of capital	—	—	—	—	(4,876,161)	(744,661)
Total distributions to shareholders	(467,441)	(456,573)	(2,653,314)	(1,482,708)	(117,449,004)	(47,127,024)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	26,715,685	—	54,083,996	77,327,973	658,426,601	710,379,663
Value of shares repurchased	(26,949,276)	(17,217,725)	(30,968,874)	(22,099,826)	(130,181,507)	(25,864,980)
Net income (loss) equalization	(6,239)	41,505	(92,598)	(182,813)	1,698,335	(502,058)
Net increase (decrease) in net assets resulting from shares transactions	(239,830)	(17,176,220)	23,022,524	55,045,334	529,943,429	684,012,625
Increase (Decrease) in Net Assets	10,563,422	(33,675,943)	47,929,208	25,699,745	941,180,167	536,518,136
NET ASSETS:
Beginning of year	27,455,784	61,131,727	85,451,062	59,751,317	773,644,199	237,126,063
End of year	$38,019,206	$27,455,784	$133,380,270	$85,451,062	$1,714,824,366	$773,644,199
Undistributed net investment income (loss) at end of year	$(3,486)	$133,836	$558,686	$838,109	$(3,284,219)	$(3,293,978)
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,350,000	—	4,450,000	6,800,000	41,950,000	59,400,000
Shares repurchased	(1,350,000)	(1,000,000)	(2,650,000)	(2,200,000)	(8,700,000)	(2,800,000)
Shares outstanding, beginning of year	1,700,000	2,700,000	8,300,000	3,700,000	67,800,000	11,200,000
Shares outstanding, end of year	1,700,000	1,700,000	10,100,000	8,300,000	101,050,000	67,800,000

See Notes to Financial Statements.

30

	PowerShares High Yield Equity Dividend AchieversTM Portfolio		PowerShares International Dividend AchieversTM Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income	$4,674,969	$6,705,369	$9,615,929	$14,435,715
Net realized gain (loss) on investments and foreign currency related transactions	7,437,890	(130,934,983)	(10,160,962)	(220,533,133)
Net change in unrealized appreciation (depreciation) on investments	26,851,833	46,776,383	122,485,105	(62,969,469)
Net increase (decrease) in net assets resulting from operations	38,964,692	(77,453,231)	121,940,072	(269,066,887)
Undistributed net investment income (loss) included in the price of units issued and redeemed	1,096	(12,060)	446,981	(238,634)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,674,671)	(6,711,618)	(12,740,323)	(15,651,696)
Return of capital	(344,802)	(423,105)	—	—
Total distributions to shareholders	(5,019,473)	(7,134,723)	(12,740,323)	(15,651,696)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	64,896,968	55,194,101	130,274,190	169,724,730
Value of shares repurchased	(58,264,459)	(67,836,421)	(68,274,834)	(180,052,073)
Net income (loss) equalization	(1,096)	12,060	(446,981)	238,634
Net increase (decrease) in net assets resulting from shares transactions	6,631,413	(12,630,260)	61,552,375	(10,088,709)
Increase (Decrease) in Net Assets	40,577,728	(97,230,274)	171,199,105	(295,045,926)
NET ASSETS:
Beginning of year	86,846,344	184,076,618	256,583,583	551,629,509
End of year	$127,424,072	$86,846,344	$427,782,688	$256,583,583
Undistributed net investment income (loss) at end of year	$(5,951)	$(6,249)	$1,889,940	$3,220,322
CHANGES IN SHARES OUTSTANDING:
Shares sold	8,550,000	8,300,000	9,700,000	12,000,000
Shares repurchased	(7,650,000)	(10,300,000)	(5,000,000)	(14,800,000)
Shares outstanding, beginning of year	14,200,000	16,200,000	25,300,000	28,100,000
Shares outstanding, end of year	15,100,000	14,200,000	30,000,000	25,300,000

31

Financial Highlights

PowerShares Buyback AchieversTM Portfolio

	Year Ended April 30,			For the Period December 20, 2006* Through
	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.15	$22.64	$25.99	$24.98
Net investment income**	0.19	0.26	0.10	0.01
Net realized and unrealized gain (loss) on investments	6.29	(6.55)	(3.35)	1.02
Total from investment operations	6.48	(6.29)	(3.25)	1.03
Distributions to shareholders from:
Net investment income	(0.27)	(0.20)	(0.10)	(0.02)
Net asset value at end of period	$22.36	$16.15	$22.64	$25.99
Share price at end of period***	$22.37	$16.16
NET ASSET VALUE, TOTAL RETURN****	40.46%	(27.87)%	(12.53)%	4.13%
SHARE PRICE TOTAL RETURN****	40.43%	(27.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$38,019	$27,456	$61,132	$62,383
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%	0.70%	0.73%	0.73	%†
Expenses, prior to (Waivers) and/or Recapture	0.97%	0.92%	0.79%	1.04	%†
Net investment income, after (Waivers) and/or Recapture	0.98%	1.39%	0.41%	0.15	%†
Portfolio turnover rate ††	23%	56%	46%	38%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$(0.02)	$(0.01)	$0.01

PowerShares Dividend AchieversTM Portfolio

	Year Ended April 30,				For the Period September 15, 2005* Through
	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.30	$16.15	$17.52	$15.63	$14.84
Net investment income**	0.27	0.36	0.37	0.32	0.17
Net realized and unrealized gain (loss) on investments	2.96	(5.92)	(1.41)	1.88	0.78
Total from investment operations	3.23	(5.56)	(1.04)	2.20	0.95
Distributions to shareholders from:
Net investment income	(0.32)	(0.29)	(0.33)	(0.31)	(0.16)
Net asset value at end of period	$13.21	$10.30	$16.15	$17.52	$15.63
Share price at end of period***	$13.32	$10.30
NET ASSET VALUE, TOTAL RETURN****	31.76%	(34.84)%	(6.00)%	14.26%	6.45%
SHARE PRICE TOTAL RETURN****	31.76%	(34.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$133,380	$85,451	$59,751	$70,079	$23,449
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.60%	0.60%	0.60%	0.60%	0.67	%†
Expenses, prior to (Waivers) and/or Recapture	0.64%	0.74%	0.72%	0.92%	1.02	%†
Net investment income, after (Waivers) and/or Recapture	2.28%	3.11%	2.15%	1.94%	1.81	%†
Portfolio turnover rate ††	18%	31%	8%	9%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.03	$(0.01)	$0.03	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

32

Financial Highlights (Continued)

PowerShares Financial Preferred Portfolio

	Year Ended April 30,			For the Period December 1, 2006* Through
	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.41	$21.17	$24.78	$25.12
Net investment income**	1.31	1.35	1.35	0.41
Net realized and unrealized gain (loss) on investments	5.61	(9.63)	(3.50)	(0.12)
Total from investment operations	6.92	(8.28)	(2.15)	0.29
Distributions to shareholders from:
Net investment income	(1.30)	(1.46)	(1.46)	(0.63)
Return of capital	(0.06)	(0.02)	—	—
Total distributions	(1.36)	(1.48)	(1.46)	(0.63)
Net asset value at end of period	$16.97	$11.41	$21.17	$24.78
Share price at end of period***	$16.93	$11.41
NET ASSET VALUE, TOTAL RETURN****	62.16%	(39.56)%	(8.77)%	1.18%
SHARE PRICE TOTAL RETURN****	61.76%	(39.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,714,824	$773,644	$237,126	$99,118
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.69%	0.72%	0.72%†
Expenses, prior to (Waivers) and/or Recapture	0.65%	0.68%	0.74%	0.89%†
Net investment income, after (Waivers) and/or Recapture	8.30%	11.49%	6.20%	4.63%†
Portfolio turnover rate ††	23%	45%	80%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$0.02	$0.03	$0.07

PowerShares High Yield Equity Dividend AchieversTM Portfolio

	Year Ended April 30,
	2010	2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$6.12	$11.36	$15.82	$15.07	$14.41
Net investment income**	0.32	0.43	0.62	0.54	0.53
Net realized and unrealized gain (loss) on investments	2.35	(5.21)	(4.42)	0.84	0.61
Total from investment operations	2.67	(4.78)	(3.80)	1.38	1.14
Distributions to shareholders from:
Net investment income	(0.33)	(0.43)	(0.63)	(0.60)	(0.48)
Return of capital	(0.02)	(0.03)	(0.03)	(0.03)	—
Total distributions	(0.35)	(0.46)	(0.66)	(0.63)	(0.48)
Net asset value at end of year	$8.44	$6.12	$11.36	$15.82	$15.07
Share price at end of year***	$8.52	$6.12
NET ASSET VALUE, TOTAL RETURN****	44.59%	(42.88)%	(24.67)%	9.28%	7.92%
SHARE PRICE TOTAL RETURN****	44.58%	(42.88)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$127,424	$86,846	$184,077	$439,820	$459,690
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.60%	0.60%	0.60%	0.60%	0.61%
Expenses, prior to (Waivers) and/or Recapture	0.65%	0.62%	0.56%	0.60%	0.65%
Net investment income, after (Waivers) and/or Recapture	4.42%	5.24%	4.35%	3.47%	3.49%
Portfolio turnover rate ††	57%	77%	42%	20%	9%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$0.02	$0.00 (a)	$0.02

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

33

Financial Highlights (Continued)

PowerShares International Dividend AchieversTM Portfolio

	Year Ended April 30,				For the Period September 15, 2005* Through
	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.14	$19.63	$20.12	$16.92	$14.96
Net investment income**	0.35	0.52	0.68	0.53	0.28
Net realized and unrealized gain (loss) on investments	4.24	(9.46)	(0.61)	3.20	1.88
Total from investment operations	4.59	(8.94)	0.07	3.73	2.16
Distributions to shareholders from:
Net investment income	(0.47)	(0.55)	(0.56)	(0.53)	(0.20)
Net asset value at end of period	$14.26	$10.14	$19.63	$20.12	$16.92
Share price at end of period***	$14.26	$10.15
NET ASSET VALUE, TOTAL RETURN****	45.77%	(46.44)%	0.34%	22.56%	14.50%
SHARE PRICE TOTAL RETURN****	45.62%	(46.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$427,783	$256,584	$551,630	$553,200	$170,843
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.57%	0.57%	0.58%	0.60%	0.62	%†
Expenses, prior to (Waivers) and/or Recapture	0.57%	0.57%	0.56%	0.62%	0.69	%†
Net investment income, after (Waivers) and/or Recapture	2.65%	3.87%	3.28%	2.98%	3.06	%†
Portfolio turnover rate ††	63%	50%	43%	22%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$(0.01)	$(0.02)	$0.11	$0.04

*  Commencement of Investment Operations.

**    Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

34

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2010, the Trust offered sixty-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Buyback AchieversTM Portfolio	"Buyback AchieversTM Portfolio"

PowerShares Dividend AchieversTM Portfolio	"Dividend AchieversTM Portfolio"

PowerShares Financial Preferred Portfolio	"Financial Preferred Portfolio"

PowerShares High Yield Equity Dividend AchieversTM Portfolio	"High Yield Equity Dividend AchieversTM Portfolio"

PowerShares International Dividend AchieversTM Portfolio	"International Dividend AchieversTM Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices (each, an "Underlying Index"):

Fund	Index
Buyback AchieversTM Portfolio	Share BuyBack AchieversTM Index

Dividend AchieversTM Portfolio	Broad Dividend AchieversTM Index

Financial Preferred Portfolio	Wells Fargo® Hybrid & Preferred Financial Index

High Yield Equity Dividend AchieversTM Portfolio	Mergent Dividend AchieversTM 50 Index

International Dividend AchieversTM Portfolio	International Dividend AchieversTM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

35

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

36

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. The Funds are not "actively" managed and do not seek returns in excess of their respective Underlying Indices. Therefore, they would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from its Underlying Index.

Non-Diversified Fund Risk. Buyback AchieversTM Portfolio and Financial Preferred Portfolio are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. If a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Foreign and Emerging Market Securities Risk. With respect to International Dividend Achievers Portfolio, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Geographic Risk. Funds that are less diversified across geographic regions, countries, industries or individual companies are generally riskier than more diversified funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time.

Sampling Risk. With respect to Financial Preferred Portfolio, the Fund's use of a representative sampling approach will result in holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline

37

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

in NAV than would be the case if each Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the Financial Statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund (except for the High Yield Equity Dividend AchieversTM Portfolio and Financial Preferred Portfolio, which declare and pay dividends, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

38

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with Invesco PowerShares Capital Management LLC (the "Adviser") pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay the Adviser an annual fee of 0.40% of the Fund's average daily net assets except for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio, which pay the Adviser an annual fee of 0.50% of that Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement ("Excess Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year (0.60% of the Fund's average daily net assets per year for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio) (the "Expense Cap"), at least until August 31, 2011. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "(Waivers) and/or Recapture." The net amounts of (Waivers) and/or Recapture for the fiscal year ended April 30, 2010 are shown on the Statements of Operations.

39

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2010 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/11	04/30/12	04/30/13
Buyback AchieversTM Portfolio	$253,845	$64,191	$98,219	$91,435
Dividend AchieversTM Portfolio	238,491	83,876	98,990	55,625
Financial Preferred Portfolio	16,650	—	—	16,650
High Yield Equity Dividend AchieversTM Portfolio	101,625	1,765	48,203	51,657
International Dividend AchieversTM Portfolio	2,335	—	—	2,335

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (formerly, Invesco Aim Distributors, Inc.) (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

Licensing Fee Agreements

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Buyback AchieversTM Portfolio	Mergent, Inc.

Dividend AchieversTM Portfolio	Mergent, Inc.

Financial Preferred Portfolio	Wells Fargo Securities, LLC

High Yield Equity Dividend AchieversTM Portfolio	Mergent, Inc.

International Dividend AchieversTM Portfolio	Mergent, Inc.

Each Underlying Index name trademark is owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the fiscal year ended April 30, 2010.

40

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Financial Preferred Portfolio

	Value 04/30/09	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 04/30/10	Dividend Income
Axis Capital Holdings Ltd., 7.25%, Series A	$7,409,623	$5,786,098	$(1,231,467)	$2,972,124	$414,103	$15,350,481	$989,263
Bank of America Corp., 6.20%, Series D	16,416,448	15,057,149	(3,378,063)	9,272,367	1,549,001	38,916,902	2,539,916
Bank of America Corp., 7.25%, Series J	19,567,010	23,022,705	(6,968,831)	14,537,430	1,808,439	51,966,753	3,515,818
Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	46,892,296	88,258,275	(11,313,847)	25,612,644	6,995,940	156,445,308	8,992,586
HSBC Finance Corp., 6.36%	11,008,920	13,934,546	(2,068,066)	7,714,828	1,459,580	32,049,808	1,780,669
HSBC USA, Inc., 6.50%, Series H	10,760,558	15,089,567	(2,547,325)	3,856,898	735,956	27,895,654	1,362,211
ING Groep NV, 6.13% (Netherlands)	13,072,319	12,765,139	(2,393,032)	7,832,824	1,522,220	32,799,470	2,467,550
ING Groep NV, 6.38% (Netherlands)	19,867,866	20,314,148	(4,325,423)	11,946,826	1,859,563	49,662,980	3,689,501
ING Groep NV, 7.38% (Netherlands)	26,781,492	29,107,919	(4,982,857)	17,386,135	3,143,673	71,436,362	5,391,565
National Bank of Greece SA, 9.00% (Greece)	19,699,057	15,448,956	(10,759,901)	(806,875)	182,126	23,763,363	2,976,431
PartnerRe Ltd., 6.75%, Series C	9,494,529	6,945,053	(1,368,291)	2,692,976	370,429	18,134,696	1,033,940
Prudential PLC, 6.50% (United Kingdom)	7,362,383	6,718,052	(1,901,194)	4,099,429	686,260	16,964,930	1,040,587
Prudential PLC, 6.75% (United Kingdom)	6,245,253	5,674,244	(1,886,067)	3,776,564	570,074	14,380,068	901,289
RenaissanceRe Holdings Ltd., 6.08%, Series C	6,791,448	4,908,842	(3,310,696)	1,674,160	315,448	10,379,202	789,061
RenaissanceRe Holdings Ltd., 6.60%, Series D	9,145,818	6,557,111	(4,546,429)	1,820,165	347,092	13,323,757	1,035,787
Santander Finance SA Unipersonal, 10.50%, Series 10 (Spain)	—	53,991,041	(3,322,577)	3,185,097	1,190,142	55,043,703	2,302,224
U.S. Bancorp, 7.88%, Series D	19,137,635	16,410,213	(7,105,503)	3,086,606	898,394	32,427,345	2,146,343
Total Investments in Affiliates	249,652,655	339,989,058	(73,409,569)	120,660,198	24,048,440	660,940,782	42,954,741

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices

41

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Buyback AchieversTM Portfolio
Equity Securities	$37,996,998	$—	$—	$37,996,998
Money Market Fund	60,174	—	—	60,174
Total Investments	38,057,172	—	—	38,057,172
Dividend AchieversTM Portfolio
Equity Securities	133,363,398	—	—	133,363,398
Money Market Fund	9,674	—	—	9,674
Total Investments	133,373,072	—	—	133,373,072
Financial Preferred Portfolio
Equity Securities	1,697,826,977	—	—	1,697,826,977
Money Market Fund	6,758,620	—	—	6,758,620
Total Investments	1,704,585,597	—	—	1,704,585,597
High Yield Equity Dividend AchieversTM Portfolio
Equity Securities	127,846,009	—	—	127,846,009
International Dividend AchieversTM Portfolio
Equity Securities	427,286,760	—	—	427,286,760

42

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Note 6. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2010 and 2009:

	2010		2009
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Buyback AchieversTM Portfolio	$467,441	$—	$456,573	$—
Dividend AchieversTM Portfolio	2,653,314	—	1,482,708	—
Financial Preferred Portfolio(1)	86,530,325	4,876,161	16,849,393	744,661
High Yield Equity Dividend AchieversTM Portfolio	4,674,671	344,802	6,711,618	423,105
International Dividend AchieversTM Portfolio	12,740,323	—	15,651, 696	—

(1) Tax year-end is October 31.

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation	Capital Loss Carryforward	Post-October Deferrals*	Shares of Beneficial Interest	Total Net Assets
Buyback AchieversTM Portfolio	$148	$(3,634)	$3,315,410	$(22,220,755)	$(2,177,635)	$59,105,672	$38,019,206
Dividend AchieversTM Portfolio	562,987	(4,301)	11,400,851	(16,367,686)	(2,404,217)	140,192,636	133,380,270
Financial Preferred Portfolio(1)	—	(16,695)	132,364,126	(41,375,677)	—	1,282,095,262	1,373,067,016
High Yield Equity Dividend AchieversTM Portfolio	—	(5,951)	14,171,761	(141,087,479)	(3,828,455)	258,174,196	127,424,072
International Dividend AchieversTM Portfolio	1,902,183	(12,243)	28,165,754	(207,367,956)	(15,265,251)	620,360,201	427,782,688

*  Capital losses incurred after October 31 ("Post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

(1) Tax year-end is October 31.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds have capital loss carryforward amounts as of April 30, 2010, which expire on April 30 of each year listed below:

	2014	2015	2016	2017	2018	Total**
Buyback AchieversTM Portfolio	$—	$178,870	$9,098,882	$800,254	$12,142,749	$22,220,755
Dividend AchieversTM Portfolio	7,896	—	50,943	1,716,151	14,592,696	16,367,686
Financial Preferred Portfolio(1)	—	2,445,445	29,895,674	9,034,558	—	41,375,677
High Yield Equity Dividend AchieversTM Portfolio	2,613,033	7,009,598	5,162,362	81,487,358	44,815,128	141,087,479
International Dividend AchieversTM Portfolio	183,478	221,461	1,975,339	59,472,841	145,514,837	207,367,956

**  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

(1) Tax year-end is October 31.

43

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Note 7. Investment Transactions

For the fiscal year ended April 30, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Buyback AchieversTM Portfolio	$7,752,309	$8,054,664
Dividend AchieversTM Portfolio	21,836,839	18,481,607
Financial Preferred Portfolio	311,117,899	325,725,421
High Yield Equity Dividend AchieversTM Portfolio	60,148,547	64,403,223
International Dividend AchieversTM Portfolio	226,948,097	232,082,372

For the fiscal year ended April 30, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Buyback AchieversTM Portfolio	$26,314,632	$26,397,048
Dividend AchieversTM Portfolio	51,172,327	30,665,903
Financial Preferred Portfolio	656,225,170	128,279,735
High Yield Equity Dividend AchieversTM Portfolio	69,667,529	58,570,136
International Dividend AchieversTM Portfolio	175,636,818	111,129,885

Gains and (losses) on in-kind transactions are generally not considered taxable gains/(losses) for Federal income tax purposes.

At April 30, 2010 the aggregate cost and the net unrealized appreciation of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Buyback AchieversTM Portfolio	$34,741,762	$3,315,410	$4,141,092	$(825,682)
Dividend AchieversTM Portfolio	121,972,221	11,400,851	13,082,930	(1,682,079)
Financial Preferred Portfolio(1)	1,243,644,389	132,364,126	142,116,076	(9,751,950)
High Yield Equity Dividend AchieversTM Portfolio	113,674,248	14,171,761	14,677,256	(505,495)
International Dividend AchieversTM Portfolio	399,121,006	28,165,754	36,554,277	(8,388,523)

(1) Tax year-end is October 31.

Note 8. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on April 30, 2010, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss)

44

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2010, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Buyback AchieversTM Portfolio	$(6,239)	$(6,730,417)	$6,736,656
Dividend AchieversTM Portfolio	(98,373)	381,358	(282,985)
Financial Preferred Portfolio(1)	5,736,412	(28,475,587)	22,739,175
High Yield Equity Dividend AchieversTM Portfolio	343,706	(13,870,427)	13,526,721
International Dividend AchieversTM Portfolio	1,347,031	(27,999,595)	26,652,564

(1) Tax year-end is October 31.

Note 9. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

45

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2010, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
June 28, 2010

46

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different the maximum amount allowable for its fiscal year ended April 30, 2010:

Federal Income Tax Information

	Qualified Dividend Income*	Corporate Dividends Received Deduction*
Buyback AchieversTM Portfolio	100%	100%
Dividend AchieversTM Portfolio	100%	100%
Financial Preferred Portfolio(1)	100%	92%
High Yield Equity Dividend AchieversTM Portfolio	100%	100%
International Dividend AchieversTM Portfolio	100%	0%

The Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Foreign Source Income	Foreign Taxes
International Dividend AchieversTM Portfolio	$12,771,211	$1,083,766

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

  (1)  Tax year-end is October 31.

47

Proxy Results

A Special Meeting of Shareholders was held on March 22, 2010 to elect seven individuals to the Board of Trustees of PowerShares Exchange-Traded Fund Trust.

The results of the voting on the above matter were as follows:

Trustees	Votes For	Withheld/ Abstentions*
Ronn R. Bagge	426,624,761	8,241,402
Todd J. Barre	426,876,044	7,990,119
H. Bruce Bond	426,681,223	8,184,940
Kevin M. Carome	425,386,415	9,479,748
Marc M. Kole	426,529,715	8,336,448
Philip M. Nussbaum	426,531,618	8,334,545
Donald H. Wilson	426,691,769	8,174,394

* Includes Non-Votes.

48

Trustees and Officers

The Independent Trustees, the Trustees who are affiliated with the Adviser (the "Interested Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and officers information is current as of April 30, 2010.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (52) YQA Capital Management LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	111	None

Todd J. Barre (52) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank	111	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

49

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	111	None

Philip M. Nussbaum (48) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (2004-Present); formerly Managing Director, Communication Institute (2002-2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (1994-1999)	111	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

50

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	111	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

51

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2003	Chairman, Invesco Power-Shares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	111	None

Kevin M, Carome (53) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	111	None

  *  This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected. Each Officer serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

52

Trustees and Officers (Continued)

Name, Address, and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (35) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (55) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer and Secretary	Treasurer since 2006; Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President — Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly, principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicago land area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (28) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management — Invesco PowerShares Capital Management LLC (2008-Present); formerly, Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

53

Trustees and Officers (Continued)

Name, Address, and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco PowerShares Capital Management LLC 11 Greenway Plaza Suite 100 Houston, Texas 77046	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers, Inc. (formerly Invesco Institutional, (N.A.), Inc. — registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly: Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. — registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

54

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 15, 2010, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 57 series (each, a "Fund" and collectively, the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares Cleantech Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares DWA Technical Leaders Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares WilderHill Progressive Energy Portfolio

55

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2009. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance, including a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for tracking error for certain PowerShares funds, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that each Fund's correlation was within the targeted range set forth in the Trust's registration statement and that, for each Fund other than PowerShares Global Listed Private Equity Portfolio, the tracking error was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares Global Listed Private Equity Portfolio's tracking error. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund is:

•  0.50% of the Fund's average net assets, for each Fund other than PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dividend Achievers(TM) Portfolio, PowerShares International Dividend Achievers(TM) Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio;

56

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

•  0.40% of the Fund's average net assets, for each of PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio; and

•  0.29% of the Fund's average net assets, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio.

The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay expenses (an "Expense Cap") to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund's average daily net assets, at least until August 31, 2011, as set forth below:

•  0.60%, excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio;

•  0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio;

•  0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio; and

•  0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each other Fund.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

•  higher than the median advisory fee of its ETF peer funds (except for the advisory fee of each of PowerShares Financial Preferred Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares International Dividend Achievers(TM) Portfolio, which was lower than the median advisory fee of its ETF peer funds); and

•  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares DWA Technical Leaders Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares International Dividend Achievers(TM) Portfolio, PowerShares Value Line Industry Rotation Portfolio and PowerShares Value Line Timeliness Select Portfolio, which was equal to or lower than the median advisory fee of its open-end index peer funds, and there was no comparable data for PowerShares Dynamic Basic Materials Sector Portfolio); but

57

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

•  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees determined that the advisory fees were reasonable, noting the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratio for each Fund was:

•  higher than the median expense ratio of its ETF peer funds (except for the net expense ratio of each of PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares International Dividend AchieversTM Portfolio, which was less than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the net expense ratio of each of PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Oil and Gas Services Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Financial Preferred Portfolio and PowerShares Global Listed Private Equity Portfolio, which was lower than the median expense ratio of its open-end index peer funds, and there was no comparable data for PowerShares Dynamic Basic Materials Sector Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds.

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund's Expense Cap) were reasonable and appropriate in light of the services provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio and expense limitation agreed to by the Adviser. The Trustees noted that, for Funds whose expenses are higher than their respective Expense Caps, any reduction in that Fund's expenses would be enjoyed by the Adviser, but that Fund shareholders benefit from the lower expense ratio as a result of the Fund's Expense Cap. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund, other than PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date

58

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate, noting the Fund expenses the Adviser has borne as a result of the Expense Cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

59

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-AR-1

2010 Annual Report to Shareholders

April 30, 2010

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

The Market Environment	2

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	34

Fees and Expenses	36

Industry Portfolios

Schedules of Investments

PowerShares Dynamic Banking Portfolio	38

PowerShares Dynamic Biotechnology & Genome Portfolio	39

PowerShares Dynamic Building & Construction Portfolio	40

PowerShares Dynamic Energy Exploration & Production Portfolio	41

PowerShares Dynamic Food & Beverage Portfolio	42

PowerShares Dynamic Healthcare Services Portfolio	43

PowerShares Dynamic Insurance Portfolio	44

PowerShares Dynamic Leisure and Entertainment Portfolio	45

PowerShares Dynamic Media Portfolio	46

PowerShares Dynamic Networking Portfolio	47

PowerShares Dynamic Oil & Gas Services Portfolio	48

PowerShares Dynamic Pharmaceuticals Portfolio	49

PowerShares Dynamic Retail Portfolio	50

PowerShares Dynamic Semiconductors Portfolio	51

PowerShares Dynamic Software Portfolio	52

Statements of Assets and Liabilities	54

Statements of Operations	56

Statements of Changes in Net Assets	58

Financial Highlights	64

Notes to Financial Statements	72

Report of Independent Registered Public Accounting Firm	86

Tax Information	87

Proxy Results	88

Trustees and Officers	89

Board Considerations Regarding Continuation of Investment Advisory Agreement	96

The Market Environment

For the fiscal year ended April 30, 2010 (the "reporting period"), the U.S. markets recouped more than their previous year's losses. With the government's bank support programs firmly in place, the U.S. economy rebounded from its worst recession since the 1920s and U.S. equity markets rallied accordingly during the same period with the following performance: S&P 500® Index returned 38.82%, Dow Jones Industrial Index returned 38.61% and NASDAQ-100® Index returned 44.44%. As a result of the tremendous government assistance provided to U.S. banks, insurers, and automotive companies, consumer discretionary and financial stocks surged the most out of the ten S&P 500® sectors. Despite the sharp rise in U.S. equity prices, almost $23 billion in outflows occurred during this timeframe (based on Investment Company Institute statistics) as investors re-allocated their assets to income-generating products.

Interest rates remained at historically low levels, which supported bond prices during the reporting period. With the exception of U.S. Treasuries, fixed income markets enjoyed unprecedented gains in both total returns and inflows over the reporting period. Despite a newfound aversion to equity risk, investors put the most money to work in the riskiest bond sectors. As a result, higher beta bond sectors performed the best during the reporting period. For example, the Bank of America Merrill Lynch (BAML) U.S. High Yield Master II Index returned 44.20%, while the BAML U.S. Corporate, Government & Mortgage Index (prev. Domestic Master) returned 7.84% during the reporting period. Municipal bonds benefited from low supply and the establishment of the Build America Bond (BAB) program. As a result, the BAML Municipal Master Index returned 9.73% and the BAML BAB Index returned 9.60%. According to ICI statistics, domestic bond funds grew at a record pace during the reporting period, experiencing $353.5 billion in taxable inflows and $68.5 billion in municipal bond inflows.

2

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Manager's Analysis

PowerShares Dynamic Banking Portfolio (ticker: PJB)

The PowerShares Dynamic Banking Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Banking IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 17.91%. Over this same year, the Index returned 19.25%, while the S&P SuperComposite Commercial Banks Index returned 61.29%. The Fund benefited from positive performance in regional banks, diversified banks and thrifts & mortgage finance sub-industries. Fund performance was positive within each sub-industry in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Super-Regional Banks-U.S.	21.2
Commercial Banks-Central U.S.	19.9
Commercial Banks-Eastern U.S.	16.4
S&L/Thrifts-Eastern U.S.	13.3
Commercial Banks-Southern U.S.	11.5
S&L/Thrifts-Central U.S.	7.6
Commercial Banks-Western U.S.	5.5
Diversified Banking Institution	4.5
Money Market Fund	0.3
Other	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Value	40.9
Large-Cap Growth	14.8
Small-Cap Growth	13.1
Mid-Cap Value	12.6
Large-Cap Value	11.0
Mid-Cap Growth	7.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
PNC Financial Services Group, Inc.	5.6
Fifth Third Bancorp	5.4
Wells Fargo & Co.	5.4
M&T Bank Corp.	5.0
TFS Financial Corp.	4.9
U.S. Bancorp	4.8
Commerce Bancshares, Inc.	4.6
JPMorgan Chase & Co.	4.5
S&T Bancorp, Inc.	3.3
WesBanco, Inc.	3.1
Total	46.6

4

Manager's Analysis (Continued)

PowerShares Dynamic Banking Portfolio (ticker: PJB)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Banking IntellidexSM Index	19.25%	-12.31%	-11.67%	-35.63%
S&P SuperComposite Commercial Banks Index	61.29%	-16.09%	-13.14%	-39.63%
Dow Jones U.S. Total Markets Bank Index	52.53%	-23.81%	-19.91%	-54.86%
S&P 500® Index	38.82%	-5.04%	-1.13%	-3.99%
Fund
NAV Return	17.91%	-13.29%	-12.65%	-38.12%
Share Price Return	18.21%	-13.30%	-12.65%	-38.11%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.72%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.65% while the Fund's total gross operating expense ratio was 1.07%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Commercial Banks Index, Dow Jones U.S. Total Markets Bank Index, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 77, 50, and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

5

Manager's Analysis

PowerShares Dynamic Biotechnology & Genome Portfolio (ticker: PBE)

The PowerShares Dynamic Biotechnology & Genome Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Biotechnology & Genome IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 53.19%. Over this same year, the Index returned 55.14%, while the S&P SuperComposite Biotech Index returned 12.48%. The Fund benefited from positive performance in biotechnology, life sciences tools & services and pharmaceuticals sub-industries. The Fund suffered negative performance in health care equipment sub-industry. The Fund underperformed the Index, due to higher turnover levels in less liquid holdings, which led to increased tracking inaccuracy in the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Biotechnology	58.8
Pharmaceuticals	19.6
Electronics	8.3
Healthcare-Products	7.8
Chemicals	5.6
Money Market Fund	0.0
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Growth	52.3
Mid-Cap Growth	35.1
Large-Cap Value	8.9
Large-Cap Growth	3.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Sigma-Aldrich Corp.	5.6
Waters Corp.	5.4
Millipore Corp.	5.0
Alexion Pharmaceuticals, Inc.	5.0
Life Technologies Corp.	4.8
Amgen, Inc.	4.5
Biogen Idec, Inc.	4.3
OSI Pharmaceuticals, Inc.	3.9
Halozyme Therapeutics, Inc.	3.8
Gilead Sciences, Inc.	3.7
Total	46.0

6

Manager's Analysis (Continued)

PowerShares Dynamic Biotechnology & Genome Portfolio (ticker: PBE)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Biotechnology & Genome IntellidexSM Index	55.14%	1.49%	6.66%	36.76%
S&P SuperComposite Biotech Index	12.48%	-0.66%	5.18%	27.63%
S&P 500® Index	38.82%	-5.04%	2.03%	10.20%
Fund
NAV Return	53.19%	0.79%	6.27%	34.34%
Share Price Return	53.63%	0.81%	6.27%	34.32%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 31, 2011, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.62%. In the Financial Highlights section of this Shareholder Report, the Fund's total net operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 0.61%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Biotech Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 14 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

7

Manager's Analysis

PowerShares Dynamic Building & Construction Portfolio (ticker: PKB)

The PowerShares Dynamic Building & Construction Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Building & Construction IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 27.65%. Over this same year, the Index returned 28.60%, while the S&P SuperComposite Construction & Engineering Index returned 22.06%. The Fund benefited from positive performance in building products, homebuilding and home improvement retail sub-industries. The Fund suffered negative performance in diversified chemicals, leisure products and environmental & facilities services sub-industries.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Engineering & Construction	29.8
Building Materials	24.7
Home Builders	12.6
Retail	12.2
Machinery-Diversified	4.2
Office Furnishings	3.5
Real Estate	2.9
Metal Fabricate/Hardware	2.7
Environmental Control	2.6
Miscellaneous Manufacturing	2.6
Commercial Services	2.2
Money Market Fund	0.1
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Growth	30.1
Small-Cap Value	25.1
Mid-Cap Value	19.5
Mid-Cap Growth	15.9
Large-Cap Growth	9.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Owens Corning	6.1
Jacobs Engineering Group, Inc.	5.2
Fluor Corp.	5.1
D.R. Horton, Inc.	4.9
Lowe's Cos., Inc.	4.8
Home Depot, Inc. (The)	4.7
URS Corp.	4.6
NVR, Inc.	4.2
NACCO Industries, Inc.	4.2
Interface, Inc.	3.5
Total	47.3

8

Manager's Analysis (Continued)

PowerShares Dynamic Building & Construction Portfolio (ticker: PKB)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Building & Construction IntellidexSM Index	28.60%	-8.72%	-1.03%	-4.55%
S&P SuperComposite Construction & Engineering Index	22.06%	0.13%	10.23%	55.03%
S&P SuperComposite Homebuilders Index	26.29%	-18.18%	-18.24%	-59.59%
S&P 500® Index	38.82%	-5.04%	1.76%	8.17%
Fund
NAV Return	27.65%	-9.26%	-1.92%	-8.38%
Share Price Return	27.42%	-9.26%	-1.94%	-8.44%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.06%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 0.76%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Construction & Engineering Index, S&P Super Composite Homebuilders Index, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 9, 13, and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

9

Manager's Analysis

PowerShares Dynamic Energy Exploration & Production Portfolio (ticker: PXE)

The PowerShares Dynamic Energy Exploration & Production Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Energy Exploration & Production IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 40.87%. Over this same year, the Index returned 41.87%, while the S&P SuperComposite Oil & Gas Exploration & Production Index returned 45.19%. The Fund benefited from positive performance in oil & gas exploration & production, integrated oil & gas and gas utilities sub-industries. The Fund suffered negative performance in oil & gas refining & marketing sub-industry.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Oil Companies-Exploration & Production	71.8
Oil Companies-Integrated	22.9
Gas-Distribution	5.2
Money Market Fund	0.1
Other	0.0

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Value	40.4
Mid-Cap Growth	19.9
Small-Cap Value	19.7
Mid-Cap Value	13.7
Small-Cap Growth	6.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
ConocoPhillips	5.5
Chevron Corp.	5.1
Occidental Petroleum Corp.	5.0
Hess Corp.	4.8
Exxon Mobil Corp.	4.7
Apache Corp.	4.4
Chesapeake Energy Corp.	4.0
Anadarko Petroleum Corp.	4.0
CNX Gas Corp.	3.6
Pioneer Natural Resources Co.	3.4
Total	44.5

10

Manager's Analysis (Continued)

PowerShares Dynamic Energy Exploration & Production Portfolio (ticker: PXE)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Energy Exploration & Production IntellidexSM Index	41.87%	-3.65%	4.13%	20.03%
S&P SuperComposite Oil & Gas Exploration & Production Index	45.19%	5.98%	8.90%	46.76%
S&P 500® Index	38.82%	-5.04%	1.76%	8.17%
Fund
NAV Return	40.87%	-4.25%	3.56%	17.10%
Share Price Return	41.08%	-4.22%	3.54%	16.96%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.69%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 0.76%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Oil & Gas Exploration & Production Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 24 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

11

Manager's Analysis

PowerShares Dynamic Food & Beverage Portfolio (ticker: PBJ)

The PowerShares Dynamic Food & Beverage Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Food & Beverage IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 28.08%. Over this same year, the Index returned 29.17%, while the S&P SuperComposite Food Beverage & Tobacco Index returned 36.08%. The Fund benefited from positive performance in packaged foods & meats, restaurants and soft drinks sub-industries. The Fund suffered negative performance in industrial conglomerates sub-industry.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Food-Miscellaneous/Diversified	34.9
Retail-Restaurants	18.7
Beverages-Non-alcoholic	12.4
Food-Retail	8.1
Beverages-Wine/Spirits	5.8
Food-Meat Products	5.4
Food-Canned	3.2
Brewery	3.0
Food-Confectionery	3.0
Alternative Waste Technologies	2.9
Food-Wholesale/Distribution	2.6
Money Market Fund	0.0
Other	0.0

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Value	26.3
Large-Cap Growth	20.7
Mid-Cap Value	16.9
Small-Cap Value	16.3
Mid-Cap Growth	11.1
Small-Cap Growth	8.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Yum! Brands, Inc.	5.8
Starbucks Corp.	5.2
McDonald's Corp.	5.1
Kellogg Co.	4.8
H.J. Heinz Co.	4.7
Coca-Cola Co. (The)	4.6
ConAgra Foods, Inc.	4.6
General Mills, Inc.	4.5
Del Monte Foods Co.	3.2
Diamond Foods, Inc.	3.1
Total	45.6

12

Manager's Analysis (Continued)

PowerShares Dynamic Food & Beverage Portfolio (ticker: PBJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Food & Beverage IntellidexSM Index	29.17%	-0.23%	3.92%	20.53%
S&P SuperComposite Food Beverage & Tobacco Index	36.08%	4.87%	9.28%	53.56%
S&P 500® Index	38.82%	-5.04%	2.03%	10.20%
Fund
NAV Return	28.08%	-0.92%	3.24%	16.75%
Share Price Return	28.06%	-0.92%	3.26%	16.82%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.71%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 0.74%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Food Beverage & Tobacco Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 42 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

13

Manager's Analysis

PowerShares Dynamic Healthcare Services Portfolio (ticker: PTJ)

The PowerShares Dynamic Healthcare Services Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Healthcare Services IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 39.40%. Over this same year, the Index returned 40.37%, while the S&P SuperComposite Health Care Providers and Services Index returned 42.84%. The Fund benefited from positive performance in health care services, managed health care and health care facilities sub-industries. The Fund suffered negative performance in drug retail sub-industry.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Medical-Wholesale Drug Distribution	15.2
Medical-HMO	14.0
Medical-Outpatient/Home Medicine	13.8
Medical Labs & Testing Services	12.9
Medical-Hospitals	12.5
Medical-Nursing Homes	8.4
Pharmacy Services	7.1
Physical Therapy/Rehabilitation Centers	5.7
Diversified Operations/ Commercial Services	2.7
Physician Practice Management	2.6
Human Resources	2.6
Dialysis Centers	2.6
Money Market Fund	0.1
Other	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Growth	27.3
Small-Cap Value	24.6
Large-Cap Growth	14.4
Small-Cap Growth	14.3
Large-Cap Value	13.7
Mid-Cap Value	5.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
AmerisourceBergen Corp.	5.2
McKesson Corp.	5.2
Laboratory Corp. of America Holdings	5.1
Cardinal Health, Inc.	4.8
Quest Diagnostics, Inc.	4.8
Aetna, Inc.	4.7
Medco Health Solutions, Inc.	4.4
UnitedHealth Group, Inc.	4.2
Health Management Associates, Inc.	3.3
Universal Health Services, Inc.	3.1
Total	44.8

14

Manager's Analysis (Continued)

PowerShares Dynamic Healthcare Services Portfolio (ticker: PTJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Healthcare Services IntellidexSM Index	40.37%	-7.80%	-3.30%	-11.22%
S&P SuperComposite Health Care Providers and Services Index	42.84%	-5.11%	-1.55%	-5.46%
Dow Jones U.S. Select Health Care Providers Index	41.35%	-6.21%	-2.49%	-8.62%
S&P 500® Index	38.82%	-5.04%	-1.13%	-3.99%
Fund
NAV Return	39.40%	-8.46%	-4.02%	-13.54%
Share Price Return	39.40%	-8.48%	-4.02%	-13.54%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.10%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.65% while the Fund's total gross operating expense ratio was 1.38%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Health Care Providers and Services Index, Dow Jones U.S. Select Health Care Providers Index, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 26, 135, and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

15

Manager's Analysis

PowerShares Dynamic Insurance Portfolio (ticker: PIC)

The PowerShares Dynamic Insurance Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Insurance IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 34.85%. Over this same year, the Index returned 35.97%, while the S&P SuperComposite Insurance Index returned 45.10%. The Fund benefited from positive performance in property & casualty insurance, life & health insurance and multi-line insurance sub-industries. Fund performance was positive within each sub-industry in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Property/Casualty Insurance	46.0
Multi-line Insurance	23.3
Life/Health Insurance	21.9
Investment Management/ Advisor Services	3.3
Insurance Brokers	2.9
Reinsurance	2.7
Money Market Fund	0.2
Other	(0.3)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Value	38.9
Large-Cap Value	34.9
Mid-Cap Value	19.0
Large-Cap Growth	4.7
Small-Cap Growth	2.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
MetLife, Inc.	5.7
Hartford Financial Services Group, Inc. (The)	5.3
Progressive Corp. (The)	5.3
Chubb Corp. (The)	4.8
Allstate Corp. (The)	4.8
Aflac, Inc.	4.7
Loews Corp.	4.7
Travelers Cos., Inc. (The)	4.4
National Financial Partners Corp.	3.3
FBL Financial Group, Inc.	3.2
Total	46.2

16

Manager's Analysis (Continued)

PowerShares Dynamic Insurance Portfolio (ticker: PIC)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Insurance IntellidexSM Index	35.97%	-4.36%	1.89%	8.81%
S&P SuperComposite Insurance Index	45.10%	-19.75%	-10.31%	-38.72%
S&P 500® Index	38.82%	-5.04%	1.76%	8.17%
Fund
NAV Return	34.85%	-4.99%	1.26%	5.82%
Share Price Return	35.53%	-4.96%	1.28%	5.89%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.98%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 1.23%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Insurance Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 55 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

17

Manager's Analysis

PowerShares Dynamic Leisure and Entertainment Portfolio (ticker: PEJ)

The PowerShares Dynamic Leisure and Entertainment Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Leisure and Entertainment IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 55.81%. Over this same year, the Index returned 58.23%, while the S&P SuperComposite Hotels, Restaurants & Leisure Index returned 48.23%. The Fund benefited from positive performance in restaurants, movies & entertainment and internet retail sub-industries. Fund performance was positive within each sub-industry in which it was invested. The Fund slightly underperformed the Index due to a spin-off of an Index constituent.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Retail	44.7
Media	20.5
Entertainment	13.5
Lodging	8.5
Leisure Time	5.5
Internet	4.6
Commercial Services	2.7
Money Market Fund	0.0
Other	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Growth	26.6
Small-Cap Value	25.5
Mid-Cap Growth	21.0
Small-Cap Growth	13.2
Mid-Cap Value	8.5
Large-Cap Value	5.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Marriott International, Inc.	5.8
Yum! Brands, Inc.	5.4
Viacom, Inc.	5.1
Walt Disney Co. (The)	5.1
Scripps Networks Interactive, Inc.	4.9
Starbucks Corp.	4.9
McDonald's Corp.	4.7
Expedia, Inc.	4.5
HSN, Inc.	3.3
Ruby Tuesday, Inc.	3.2
Total	46.9

18

Manager's Analysis (Continued)

PowerShares Dynamic Leisure and Entertainment Portfolio (ticker: PEJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Leisure and Entertainment IntellidexSM Index	58.23%	-1.54%	3.93%	20.58%
S&P SuperComposite Hotels Restaurants & Leisure Index	48.23%	3.94%	8.00%	45.06%
S&P 500® Index	38.82%	-5.04%	2.03%	10.20%
Fund
NAV Return	55.81%	-1.83%	3.48%	18.07%
Share Price Return	56.29%	-1.80%	3.51%	18.25%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.65%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 1.06%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Hotels, Restaurants & Leisure Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 46 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

19

Manager's Analysis

PowerShares Dynamic Media Portfolio (ticker: PBS)

The PowerShares Dynamic Media Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Media IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 66.55%. Over this same year, the Index returned 69.27%, while the S&P SuperComposite Media Index returned 60.50%. The Fund benefited from positive performance in movies & entertainment, cable & satellite and publishing sub-industries. Fund performance was positive within each sub-industry in which it was invested. The Fund slightly underperformed the Index due to a spin-off of an Index constituent.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Multimedia	28.0
Cable/Satellite TV	12.5
Publishing-Newspapers	7.5
Web Portals/ISP	6.6
Radio	6.2
Advertising Agencies	5.6
Publishing-Books	4.6
Retail-Discount	3.3
Telecommunication Services	3.2
Printing-Commercial	3.0
Television	3.0
Advertising Sales	2.9
Direct Marketing	2.9
Schools	2.9
Music	2.8
Broadcast Services/Program	2.7
Computer Services	2.3
Money Market Fund	0.1
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Growth	24.3
Small-Cap Value	22.9
Large-Cap Value	17.3
Mid-Cap Growth	15.9
Mid-Cap Value	13.4
Small-Cap Growth	6.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Comcast Corp.	5.2
Viacom, Inc.	5.2
Walt Disney Co. (The)	5.1
News Corp.	5.0
Time Warner, Inc.	5.0
DIRECTV	4.7
Google, Inc.	4.3
McGraw-Hill Cos., Inc. (The)	4.3
E.W. Scripps Co.	3.4
Entercom Communications Corp.	3.4
Total	45.6

20

Manager's Analysis (Continued)

PowerShares Dynamic Media Portfolio (ticker: PBS)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Media IntellidexSM Index	69.27%	-4.87%	-0.70%	-3.36%
S&P SuperComposite Media Index	60.50%	-5.35%	0.95%	4.66%
S&P 500® Index	38.82%	-5.04%	2.03%	10.20%
Fund
NAV Return	66.55%	-5.13%	-1.13%	-5.37%
Share Price Return	66.59%	-5.06%	-1.10%	-5.23%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.22%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 0.77%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Media Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 32 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

21

Manager's Analysis

PowerShares Dynamic Networking Portfolio (ticker: PXQ)

The PowerShares Dynamic Networking Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Networking IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 55.46%. Over this same year, the Index returned 56.52%, while the S&P SuperComposite Communications Equipment Index returned 26.86%. The Fund benefited from positive performance in communications equipment, systems software and semiconductors sub-industries. Fund performance was positive within each sub-industry in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Telecommunications	45.3
Internet	16.8
Semiconductors	15.0
Software	12.9
Electronics	5.0
Electrical Components & Equipment	2.7
Computers	2.4
Money Market Fund	0.0
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Growth	34.7
Small-Cap Growth	31.0
Large-Cap Growth	20.8
Small-Cap Value	8.8
Large-Cap Value	4.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
VMware, Inc.	5.6
Amphenol Corp.	5.0
Cisco Systems, Inc.	4.9
Broadcom Corp.	4.9
Citrix Systems, Inc.	4.9
Juniper Networks, Inc.	4.5
Symantec Corp.	4.5
McAfee, Inc.	3.9
Oclaro, Inc.	3.9
Acme Packet, Inc.	3.8
Total	45.9

22

Manager's Analysis (Continued)

PowerShares Dynamic Networking Portfolio (ticker: PXQ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Networking IntellidexSM Index	56.52%	4.89%	7.97%	45.10%
S&P SuperComposite Communications Equipment Index	26.86%	-3.03%	3.49%	18.01%
S&P 500® Index	38.82%	-5.04%	2.03%	10.20%
Fund
NAV Return	55.46%	4.11%	7.32%	40.91%
Share Price Return	55.45%	4.16%	7.36%	41.11%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.92%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 0.95%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Communications Equipment Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 35 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

23

Manager's Analysis

PowerShares Dynamic Oil & Gas Services Portfolio (ticker: PXJ)

The PowerShares Dynamic Oil & Gas Services Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Oil Services IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 38.41%. Over this same year, the Index returned 39.58%, while the S&P SuperComposite Energy Equipment & Services Index returned 52.36%. The Fund benefited from positive performance in oil & gas equipment & services and oil & gas drilling sub-industries. The Fund suffered negative performance in oil & gas storage & transportation and construction & engineering sub-industries.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Oil-Field Services	45.2
Oil Field Machinery & Equipment	25.3
Oil & Gas Drilling	20.4
Transportation-Marine	3.4
Seismic Data Collection	3.2
Transportation-Services	2.6
Money Market Fund	0.0
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Growth	25.2
Small-Cap Value	22.5
Mid-Cap Value	20.0
Large-Cap Growth	14.2
Mid-Cap Growth	13.5
Large-Cap Value	4.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
FMC Technologies, Inc.	5.4
Schlumberger Ltd.	5.3
Rowan Cos., Inc.	5.2
Oceaneering International, Inc.	4.9
Halliburton Co.	4.6
National Oilwell Varco, Inc.	4.6
Helmerich & Payne, Inc.	4.5
Cameron International Corp.	4.3
Gulfmark Offshore, Inc.	3.4
ION Geophysical Corp.	3.2
Total	45.4

24

Manager's Analysis (Continued)

PowerShares Dynamic Oil & Gas Services Portfolio (ticker: PXJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Oil Services IntellidexSM Index	39.58%	-6.54%	2.79%	13.23%
S&P SuperComposite Energy Equipment & Services Index	52.36%	-2.64%	5.77%	28.72%
S&P 500® Index	38.82%	-5.04%	1.76%	8.17%
Fund
NAV Return	38.41%	-7.12%	2.28%	10.72%
Share Price Return	38.13%	-7.13%	2.27%	10.65%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance would have been lower. The Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.61%. In the Financial Highlights section of this Shareholder Report, the Fund's total net and total gross operating expense ratio was determined to be 0.63%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Energy Equipment & Services Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 25 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

25

Manager's Analysis

PowerShares Dynamic Pharmaceuticals Portfolio (ticker: PJP)

The PowerShares Dynamic Pharmaceuticals Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Pharmaceuticals IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 42.69%. Over this same year, the Index returned 43.75%, while the S&P SuperComposite Pharmaceuticals Index returned 32.00%. The Fund benefited from positive performance in pharmaceuticals, personal products and health care equipment sub-industries. The Fund suffered negative performance in biotechnology sub-industry.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Medical-Drugs	49.7
Medical-Biomedical/Genetics	19.3
Medical-Generic Drugs	14.9
Medical Products	9.9
Consumer Products-Miscellaneous	3.2
Therapeutics	3.0
Money Market Fund	0.0
Other	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Value	31.7
Large-Cap Growth	19.0
Small-Cap Growth	18.5
Mid-Cap Value	12.6
Mid-Cap Growth	12.0
Small-Cap Value	6.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Bristol-Myers Squibb Co.	5.0
Johnson & Johnson	5.0
Eli Lilly & Co.	5.0
Amgen, Inc.	4.9
Pfizer, Inc.	4.7
Merck & Co., Inc.	4.6
Abbott Laboratories	4.6
Gilead Sciences, Inc.	4.0
Salix Pharmaceuticals Ltd.	3.7
Perrigo Co.	3.3
Total	44.8

26

Manager's Analysis (Continued)

PowerShares Dynamic Pharmaceuticals Portfolio (ticker: PJP)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Pharmaceuticals IntellidexSM Index	43.75%	1.53%	7.24%	40.37%
S&P SuperComposite Pharmaceuticals Index	32.00%	-2.70%	1.92%	9.62%
S&P 500® Index	38.82%	-5.04%	2.03%	10.20%
Fund
NAV Return	42.69%	0.77%	6.59%	36.29%
Share Price Return	42.51%	0.77%	6.59%	36.32%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.66%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 0.74%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Pharmaceuticals Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 26 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

27

Manager's Analysis

PowerShares Dynamic Retail Portfolio (ticker: PMR)

The PowerShares Dynamic Retail Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Retail IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 28.49%. Over this same year, the Index returned 29.69%, while the S&P SuperComposite Retailing Index returned 45.14%. The Fund benefited from positive performance in apparel retail, home furnishing retail and specialty stores sub-industries. The Fund suffered negative performance in drug retail sub-industry.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Retail-Apparel/Shoe	38.0
Retail-Major Department Store	9.7
Retail-Discount	7.1
Retail-Home Furnishings	6.4
Retail-Automobile	5.7
Retail-Regional Department Store	5.6
Retail-Bedding	4.8
Retail-Drug Store	4.4
Retail-Office Supplies	4.0
Rental Auto/Equipment	3.5
Transportation-Equipment & Leasing	2.8
Retail-Fabric Store	2.8
Retail-Sporting Goods	2.6
Distribution/Wholesale	2.6
Money Market Fund	0.2
Other	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Value	34.7
Large-Cap Growth	22.4
Mid-Cap Growth	21.2
Small-Cap Growth	16.7
Large-Cap Value	5.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Limited Brands, Inc.	5.5
Gap, Inc. (The)	5.0
Nordstrom, Inc.	4.9
TJX Cos., Inc. (The)	4.8
Bed Bath & Beyond, Inc.	4.8
Walgreen Co.	4.4
Wal-Mart Stores, Inc.	4.4
Staples, Inc.	4.0
Dollar Thrifty Automotive Group, Inc.	3.5
Genesco, Inc.	3.3
Total	44.6

28

Manager's Analysis (Continued)

PowerShares Dynamic Retail Portfolio (ticker: PMR)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Retail IntellidexSM Index	29.69%	-0.97%	5.97%	29.88%
S&P SuperComposite Retailing Index	45.14%	-0.76%	3.46%	16.55%
S&P 500® Index	38.82%	-5.04%	1.76%	8.17%
Fund
NAV Return	28.49%	-1.65%	5.31%	26.30%
Share Price Return	28.56%	-1.64%	5.31%	26.28%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.08%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 0.89%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Retailing Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 94 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

29

Manager's Analysis

PowerShares Dynamic Semiconductors Portfolio (ticker: PSI)

The PowerShares Dynamic Semiconductors Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Semiconductors IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 38.16%. Over this same year, the Index returned 39.17%, while the S&P SuperComposite Semiconductor Index returned 51.11%. The Fund benefited from positive performance in semiconductors, semiconductor equipment and electronic components sub-industries. The Fund suffered negative performance in communications equipment sub-industry.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Electronic Components-Semiconductors	52.2
Semiconductor Equipment	20.7
Semiconductor Components-Integrated Circuits	13.3
Wireless Equipment	6.0
Lasers-Systems/Components	2.7
Networking Products	2.7
Electronic Components-Miscellaneous	2.5
Money Market Fund	0.1
Other	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Growth	36.1
Small-Cap Growth	23.1
Small-Cap Value	20.2
Large-Cap Growth	10.1
Mid-Cap Value	5.7
Large-Cap Value	4.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Intel Corp.	5.1
Broadcom Corp.	5.0
Texas Instruments, Inc.	4.8
Altera Corp.	4.7
Micron Technology, Inc.	4.7
Analog Devices, Inc.	4.7
Xilinx, Inc.	4.5
NVIDIA Corp.	4.4
Entegris, Inc.	3.4
RF Micro Devices, Inc.	3.3
Total	44.6

30

Manager's Analysis (Continued)

PowerShares Dynamic Semiconductors Portfolio (ticker: PSI)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Semiconductors IntellidexSM Index	39.17%	-8.13%	-0.01%	-0.02%
S&P SuperComposite Semiconductor Index	51.11%	-0.62%	0.33%	1.59%
S&P 500® Index	38.82%	-5.04%	2.03%	10.20%
Fund
NAV Return	38.16%	-8.85%	-0.70%	-3.36%
Share Price Return	38.16%	-8.86%	-0.72%	-3.43%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.82%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 0.90%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Semiconductor Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 37 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

31

Manager's Analysis

PowerShares Dynamic Software Portfolio (ticker: PSJ)

The PowerShares Dynamic Software Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Software IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 46.65%. Over this same year, the Index returned 47.64%, while the S&P SuperComposite Software & Services Index returned 39.05%. The Fund benefited from positive performance in systems software, application software and data processing & outsourced services sub-industries. The Fund suffered negative performance in electronic equipment & instruments sub-industry.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Enterprise Software/Services	25.0
Applications Software	13.0
Data Processing/Management	10.0
Computers-Integrated Systems	8.3
Industrial Audio & Video Products	6.0
Software Tools	5.7
Computer Services	5.6
Transactional Software	5.6
Computer Aided Design	5.3
Internet Security	4.7
Internet Infrastructure Software	3.1
Consulting Services	2.7
Web Portals/ISP	2.6
Computer Software	2.5
Money Market Fund	0.0
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Growth	34.4
Small-Cap Growth	30.2
Large-Cap Growth	20.1
Small-Cap Value	10.6
Large-Cap Value	4.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Dolby Laboratories, Inc.	5.9
VMware, Inc.	5.7
BMC Software, Inc.	4.9
Microsoft Corp.	4.9
Fiserv, Inc.	4.9
Oracle Corp.	4.8
CA, Inc.	4.7
Symantec Corp.	4.7
Lawson Software, Inc.	3.2
TIBCO Software, Inc.	3.1
Total	46.8

32

Manager's Analysis (Continued)

PowerShares Dynamic Software Portfolio (ticker: PSJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Software IntellidexSM Index	47.64%	4.06%	9.41%	54.68%
S&P SuperComposite Software & Services Index	39.05%	0.32%	4.43%	23.30%
S&P 500® Index	38.82%	-5.04%	2.03%	10.20%
Fund
NAV Return	46.65%	3.40%	8.79%	50.47%
Share Price Return	46.71%	3.40%	8.78%	50.43%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.97%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 0.75%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Software & Services Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 99 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

33

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PJB	PowerShares Dynamic Banking Portfolio	10/12/06	893	310	38	9	7	1	3
PBE	PowerShares Dynamic Biotechnology & Genome Portfolio	6/23/05	1222	471	43	3	1	0	0
PKB	PowerShares Dynamic Building & Construction Portfolio	10/26/05	1135	377	39	15	1	1	2
PXE	PowerShares Dynamic Energy Exploration & Production Portfolio	10/26/05	1135	447	23	6	1	0	1
PBJ	PowerShares Dynamic Food & Beverage Portfolio	6/23/05	1222	490	31	8	3	0	0
PTJ	PowerShares Dynamic Healthcare Services Portfolio	10/12/06	893	293	11	5	1	0	0
PIC	PowerShares Dynamic Insurance Portfolio	10/26/05	1135	447	27	16	1	3	1
PEJ	PowerShares Dynamic Leisure and Entertainment Portfolio	6/23/05	1222	444	30	13	0	0	0
PBS	PowerShares Dynamic Media Portfolio	6/23/05	1222	445	32	5	1	0	1
PXQ	PowerShares Dynamic Networking Portfolio	6/23/05	1222	492	32	9	0	0	0
PXJ	PowerShares Dynamic Oil & Gas Services Portfolio	10/26/05	1135	410	51	16	0	0	1
PJP	PowerShares Dynamic Pharmaceuticals Portfolio	6/23/05	1222	529	18	9	2	0	0
PMR	PowerShares Dynamic Retail Portfolio	10/26/05	1135	420	28	8	1	0	0
PSI	PowerShares Dynamic Semiconductors Portfolio	6/23/05	1222	487	33	7	1	2	2
PSJ	PowerShares Dynamic Software Portfolio	6/23/05	1222	564	27	12	5	2	0

34

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PJB	481	38	5	0	1	0
PBE	648	46	9	1	0	0
PKB	669	26	4	0	1	0
PXE	616	33	7	0	1	0
PBJ	667	23	0	0	0	0
PTJ	573	10	0	0	0	0
PIC	609	24	3	3	1	0
PEJ	715	17	2	0	0	1
PBS	703	33	2	0	0	0
PXQ	665	23	1	0	0	0
PXJ	629	23	5	0	0	0
PJP	645	17	2	0	0	0
PMR	647	29	2	0	0	0
PSI	669	16	2	2	0	1
PSJ	601	7	3	0	1	0

35

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2010.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commission. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Banking Portfolio Actual	$1,000.00	$1,216.54	0.65%	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Biotechnology & Genome Portfolio Actual	$1,000.00	$1,289.94	0.63%	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Building & Construction Portfolio Actual	$1,000.00	$1,241.29	0.63%	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Energy Exploration & Production Portfolio Actual	$1,000.00	$1,162.92	0.63%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16

36

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Food & Beverage Portfolio Actual	$1,000.00	$1,173.62	0.63%	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Healthcare Services Portfolio Actual	$1,000.00	$1,232.67	0.65%	$3.60
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Insurance Portfolio Actual	$1,000.00	$1,172.52	0.63%	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Leisure and Entertainment Portfolio Actual	$1,000.00	$1,390.62	0.63%	$3.73
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Media Portfolio Actual	$1,000.00	$1,328.83	0.63%	$3.64
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Networking Portfolio Actual	$1,000.00	$1,290.88	0.63%	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Oil & Gas Services Portfolio Actual	$1,000.00	$1,126.21	0.62%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	0.62%	$3.11
PowerShares Dynamic Pharmaceuticals Portfolio Actual	$1,000.00	$1,186.78	0.63%	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Retail Portfolio Actual	$1,000.00	$1,286.57	0.63%	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Semiconductors Portfolio Actual	$1,000.00	$1,293.17	0.63%	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Software Portfolio Actual	$1,000.00	$1,183.82	0.63%	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expenses ratios based on annualized data in the Financial Highlights.

37

Schedule of Investments

PowerShares Dynamic Banking Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—99.9%
	Commercial Banks - Central U.S.—19.9%
15,466	BancFirst Corp.	$682,669
27,928	Commerce Bancshares, Inc.	1,156,778
33,249	First Financial Bancorp	635,389
11,788	First Financial Bankshares, Inc.	630,422
29,108	International Bancshares Corp.	703,540
14,753	Prosperity Bancshares, Inc.	578,613
16,108	UMB Financial Corp.	678,469
		5,065,880
	Commercial Banks - Eastern U.S.—16.4%
64,148	Fulton Financial Corp.	673,554
14,611	M&T Bank Corp.	1,276,271
29,054	NBT Bancorp, Inc.	710,951
34,805	S&T Bancorp, Inc.	837,060
102,000	TrustCo Bank Corp. NY	678,300
		4,176,136
	Commercial Banks - Southern U.S.—11.5%
20,088	Bank of The Ozarks, Inc.	772,785
24,190	Community Trust Bancorp, Inc.	726,184
15,305	Hancock Holding Co.	625,669
40,733	WesBanco, Inc.	785,332
		2,909,970
	Commercial Banks - Western U.S.—5.5%
14,620	Bank of Hawaii Corp.	773,106
69,887	Nara Bancorp, Inc.*	628,983
		1,402,089
	Diversified Banking Institution—4.5%
26,956	JPMorgan Chase & Co.	1,147,786
	S&L/Thrifts - Central U.S.—7.6%
17,825	Capitol Federal Financial	671,824
88,043	TFS Financial Corp.	1,244,928
		1,916,752
	S&L/Thrifts - Eastern U.S.—13.3%
50,832	Dime Community Bancshares	648,108
47,949	Investors Bancorp, Inc.*	666,971
51,511	NewAlliance Bancshares, Inc.	671,188
52,252	Northwest Bancshares, Inc.	652,628
70,768	Provident New York Bancorp	726,787
		3,365,682
	Super - Regional Banks - U.S.—21.2%
92,658	Fifth Third Bancorp	1,381,531
21,044	PNC Financial Services Group, Inc.	1,414,367
45,971	U.S. Bancorp	1,230,643
41,381	Wells Fargo & Co.	1,370,125
		5,396,666
	Total Common Stocks (Cost $21,888,730)	25,380,961

Number of Shares		Value
	Money Market Fund—0.3%
82,678	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $82,678)	$82,678
	Total Investments (Cost $21,971,408)—100.2%	25,463,639
	Liabilities in excess of other assets—(0.2%)	(59,750)
	Net Assets—100.0%	$25,403,889

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

38

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.1%
	Biotechnology—58.8%
279,646	Affymax, Inc.*	$6,666,761
193,603	Alexion Pharmaceuticals, Inc.*	10,624,933
169,358	Amgen, Inc.*	9,714,375
174,281	Biogen Idec, Inc.*	9,280,463
287,645	Clinical Data, Inc.*	5,373,209
248,546	Cubist Pharmaceuticals, Inc.*	5,572,401
356,713	Emergent Biosolutions, Inc.*	5,807,288
562,905	Enzon Pharmaceuticals, Inc.*	5,955,535
808,253	Exelixis, Inc.*	4,671,702
201,370	Gilead Sciences, Inc.*	7,988,348
956,014	Halozyme Therapeutics, Inc.*	8,145,239
490,560	Incyte Corp.*	6,583,315
188,873	Life Technologies Corp.*	10,333,242
101,549	Millipore Corp.*	10,779,426
141,259	OSI Pharmaceuticals, Inc.*	8,287,665
747,056	PDL BioPharma, Inc.	4,347,866
979,289	Zymogenetics, Inc.*	5,816,977
		125,948,745
	Chemicals—5.6%
201,032	Sigma-Aldrich Corp.	11,921,197
	Electronics—8.3%
76,565	Dionex Corp.*	6,245,407
160,698	Waters Corp.*	11,568,649
		17,814,056
	Healthcare - Products—7.8%
715,375	Affymetrix, Inc.*	4,964,703
418,350	Bruker Corp.*	6,396,571
81,811	Techne Corp.	5,419,979
		16,781,253
	Pharmaceuticals—19.6%
609,488	Cadence Pharmaceuticals, Inc.*	5,972,982
846,181	Inspire Pharmaceuticals, Inc.*	5,796,340
381,152	MAP Pharmaceuticals, Inc.*	6,845,490
422,065	Nektar Therapeutics*	5,892,028
215,825	Neogen Corp.*	5,674,039
275,813	Targacept, Inc.*	6,564,350
419,695	Viropharma, Inc.*	5,338,520
		42,083,749
	Total Common Stocks (Cost $190,666,559)	214,549,000

Number of Shares		Value
	Money Market Fund—0.0%
33,426	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $33,426)	$33,426
	Total Investments (Cost $190,699,985)—100.1%	214,582,426
	Liabilities in excess of other assets—(0.1%)	(191,917)
	Net Assets—100.0%	$214,390,509

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

39

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Building Materials—24.7%
54,037	AAON, Inc.	$1,304,453
79,557	Apogee Enterprises, Inc.	1,093,113
30,876	Armstrong World Industries, Inc.*	1,344,650
97,004	Comfort Systems USA, Inc.	1,365,816
97,334	Gibraltar Industries, Inc.*	1,461,957
88,581	Owens Corning*	3,080,847
72,973	Quanex Building Products Corp.	1,386,487
32,261	Universal Forest Products, Inc.	1,356,575
		12,393,898
	Commercial Services—2.2%
62,706	Team, Inc.*	1,091,084
	Engineering & Construction—29.8%
49,386	EMCOR Group, Inc.*	1,410,464
48,700	Fluor Corp.	2,573,308
41,149	Granite Construction, Inc.	1,383,018
46,289	Insituform Technologies, Inc., Class A*	1,109,547
53,719	Jacobs Engineering Group, Inc.*	2,590,330
41,219	Layne Christensen Co.*	1,128,576
33,593	Michael Baker Corp.*	1,187,177
32,763	Shaw Group, Inc. (The)*	1,254,168
44,820	URS Corp.*	2,301,507
		14,938,095
	Environmental Control—2.6%
54,343	Tetra Tech, Inc.*	1,323,252
	Home Builders—12.6%
168,631	D.R. Horton, Inc.	2,477,189
2,942	NVR, Inc.*	2,112,503
269,399	Standard Pacific Corp.*	1,726,848
		6,316,540
	Machinery - Diversified—4.2%
24,294	NACCO Industries, Inc., Class A	2,112,120
	Metal Fabricate/Hardware—2.7%
15,966	Valmont Industries, Inc.	1,329,808
	Miscellaneous Manufacturing—2.6%
25,094	A.O. Smith Corp.	1,295,603
	Office Furnishings—3.5%
132,195	Interface, Inc., Class A	1,729,111
	Real Estate—2.9%
64,086	Forestar Group, Inc.*	1,444,499

Number of Shares		Value
	Common Stocks (Continued)
	Retail—12.2%
66,802	Home Depot, Inc. (The)	$2,354,771
87,906	Lowe's Cos., Inc.	2,384,011
20,773	Tractor Supply Co.	1,395,322
		6,134,104
	Total Common Stocks (Cost $40,206,104)	50,108,114
	Money Market Fund—0.1%
54,123	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $54,123)	54,123
	Total Investments (Cost $40,260,227)—100.1%	50,162,237
	Liabilities in excess of other assets—(0.1%)	(47,864)
	Net Assets—100.0%	$50,114,373

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

40

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Gas - Distribution—5.2%
32,280	Energen Corp.	$1,577,524
29,503	National Fuel Gas Co.	1,534,746
		3,112,270
	Oil Companies - Exploration & Production—71.8%
38,363	Anadarko Petroleum Corp.	2,384,644
25,959	Apache Corp.	2,641,588
54,757	Berry Petroleum Co., Class A	1,772,484
36,559	Cabot Oil & Gas Corp.	1,320,877
101,255	Chesapeake Energy Corp.	2,409,869
24,556	Cimarex Energy Co.	1,671,772
56,032	CNX Gas Corp.*	2,144,345
31,592	Concho Resources, Inc.*	1,795,057
28,461	Contango Oil & Gas Co.*	1,562,509
37,170	Continental Resources, Inc.*	1,827,277
66,073	Dorchester Minerals LP	1,812,382
145,727	Energy Partners Ltd.*	1,992,088
77,603	EXCO Resources, Inc.	1,439,536
161,260	Gulfport Energy Corp.*	2,015,750
69,351	Legacy Reserves LP	1,656,795
33,693	Occidental Petroleum Corp.	2,987,221
31,457	Pioneer Natural Resources Co.	2,017,337
34,948	Questar Corp.	1,675,757
98,356	Quicksilver Resources, Inc.*	1,364,198
86,069	Stone Energy Corp.*	1,402,925
59,995	Vanguard Natural Resources LLC	1,480,677
127,831	Venoco, Inc.*	1,904,682
19,605	Whiting Petroleum Corp.*	1,770,920
		43,050,690
	Oil Companies - Integrated—22.9%
37,211	Chevron Corp.	3,030,464
56,049	ConocoPhillips	3,317,540
41,390	Exxon Mobil Corp.	2,808,311
45,754	Hess Corp.	2,907,667
28,275	Murphy Oil Corp.	1,700,741
		13,764,723
	Total Common Stocks and Other Equity Interests (Cost $52,479,653)	59,927,683
	Money Market Fund—0.1%
62,144	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $62,144)	62,144
	Total Investments (Cost $52,541,797)—100.0%	59,989,827
	Liabilities in excess of other assets—(0.0%)	(7,233)
	Net Assets—100.0%	$59,982,594

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

41

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Alternative Waste Technologies—2.9%
225,634	Darling International, Inc.*	$2,141,267
	Beverages - Non-alcoholic—12.4%
32,680	Coca-Cola Bottling Co. Consolidated	1,800,014
63,243	Coca-Cola Co. (The)	3,380,338
71,177	Coca-Cola Enterprises, Inc.	1,973,738
57,279	Dr Pepper Snapple Group, Inc.	1,874,742
		9,028,832
	Beverages - Wine/Spirits—5.8%
34,733	Brown-Forman Corp., Class B	2,020,766
120,918	Constellation Brands, Inc., Class A*	2,209,172
		4,229,938
	Brewery—3.0%
38,433	Boston Beer Co., Inc., Class A*	2,191,065
	Food - Canned—3.2%
155,170	Del Monte Foods Co.	2,318,240
	Food - Confectionery—3.0%
45,739	Hershey Co. (The)	2,150,190
	Food - Meat Products—5.4%
44,238	Hormel Foods Corp.	1,803,141
106,727	Tyson Foods, Inc., Class A	2,090,782
		3,893,923
	Food - Miscellaneous/Diversified—34.9%
124,904	Chiquita Brands International, Inc.*	1,878,556
136,308	ConAgra Foods, Inc.	3,335,457
55,820	Corn Products International, Inc.	2,009,520
52,184	Diamond Foods, Inc.	2,228,779
46,300	General Mills, Inc.	3,295,634
72,637	H.J. Heinz Co.	3,404,496
63,933	Kellogg Co.	3,512,479
31,605	Lancaster Colony Corp.	1,737,327
134,114	Sara Lee Corp.	1,907,101
1,430	Seaboard Corp.	2,087,814
		25,397,163
	Food - Retail—8.1%
62,068	Ruddick Corp.	2,193,483
72,978	Safeway, Inc.	1,722,281
51,243	Whole Foods Market, Inc.*	1,999,502
		5,915,266
	Food - Wholesale/Distribution—2.6%
61,920	United Natural Foods, Inc.*	1,900,325

Number of Shares		Value
	Common Stocks (Continued)
	Retail - Restaurants—18.7%
52,217	McDonald's Corp.	$3,685,998
24,984	Panera Bread Co., Class A*	1,947,253
145,530	Starbucks Corp.	3,780,869
98,877	Yum! Brands, Inc.	4,194,362
		13,608,482
	Total Common Stocks (Cost $64,884,816)	72,774,691
	Money Market Fund—0.0%
12,054	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $12,054)	12,054
	Total Investments (Cost $64,896,870)—100.0%	72,786,745
	Other assets less liabilities—0.0%	7,938
	Net Assets—100.0%	$72,794,683

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

42

Schedule of Investments

PowerShares Dynamic Healthcare Services Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.1%
	Dialysis Centers—2.6%
9,010	DaVita, Inc.*	$562,494
	Diversified Operations/Commercial Services—2.7%
10,365	Chemed Corp.	570,179
	Human Resources—2.6%
10,664	Emergency Medical Services Corp., Class A*	563,912
	Medical Labs & Testing Services—12.9%
28,034	Bio-Reference Labs, Inc.*	655,995
13,884	Laboratory Corp. of America Holdings*	1,090,866
17,936	Quest Diagnostics, Inc.	1,025,222
		2,772,083
	Medical - HMO—14.0%
33,940	Aetna, Inc.	1,002,927
30,158	Healthspring, Inc.*	530,781
13,244	Magellan Health Services, Inc.*	559,029
30,061	UnitedHealth Group, Inc.	911,149
		3,003,886
	Medical - Hospitals—12.5%
16,201	Community Health Systems, Inc.*	661,973
76,156	Health Management Associates, Inc., Class A*	709,774
105,346	Tenet Healthcare Corp.*	658,412
17,898	Universal Health Services, Inc., Class B	664,374
		2,694,533
	Medical - Nursing Homes—8.4%
33,324	Ensign Group, Inc. (The)	578,505
31,869	Kindred Healthcare, Inc.*	568,543
31,669	Odyssey HealthCare, Inc.*	659,665
		1,806,713
	Medical - Outpatient/Home Medicine—13.8%
9,629	Amedisys, Inc.*	554,438
26,871	AmSurg Corp.*	556,767
20,037	Gentiva Health Services, Inc.*	574,661
18,444	LHC Group, Inc.*	628,940
13,824	Lincare Holdings, Inc.*	645,443
		2,960,249
	Medical - Wholesale Drug Distribution—15.2%
36,300	AmerisourceBergen Corp.	1,119,855
29,963	Cardinal Health, Inc.	1,039,416
17,207	McKesson Corp.	1,115,186
		3,274,457
	Pharmacy Services—7.1%
16,096	Medco Health Solutions, Inc.*	948,376
20,508	Omnicare, Inc.	569,918
		1,518,294

Number of Shares		Value
	Common Stocks (Continued)
	Physical Therapy/Rehabilitation Centers—5.7%
32,090	Healthsouth Corp.*	$656,561
19,942	RehabCare Group, Inc.*	568,746
		1,225,307
	Physician Practice Management—2.6%
10,378	MEDNAX, Inc.*	570,167
	Total Common Stocks (Cost $19,386,293)	21,522,274
	Money Market Fund—0.1%
32,189	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $32,189)	32,189
	Total Investments (Cost $19,418,482)—100.2%	21,554,463
	Liabilities in excess of other assets—(0.2%)	(44,691)
	Net Assets—100.0%	$21,509,772

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

43

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.1%
	Insurance Brokers—2.9%
11,654	Erie Indemnity Co., Class A	$539,697
	Investment Management/Advisor Services—3.3%
40,186	National Financial Partners Corp.*	618,462
	Life/Health Insurance—21.9%
17,119	Aflac, Inc.	872,384
52,470	American Equity Investment Life Holding Co.	551,985
92,718	Conseco, Inc.*	547,036
22,723	FBL Financial Group, Inc., Class A	587,163
10,743	StanCorp Financial Group, Inc.	483,005
9,930	Torchmark Corp.	531,652
32,043	Universal American Financial Corp.*	491,860
		4,065,085
	Multi-line Insurance—23.3%
27,088	Allstate Corp. (The)	884,965
17,848	American Financial Group, Inc.	525,267
34,736	Hartford Financial Services Group, Inc. (The)	992,407
23,218	Loews Corp.	864,638
23,262	MetLife, Inc.	1,060,282
		4,327,559
	Property/Casualty Insurance—46.0%
26,829	AMERISAFE, Inc.*	458,776
32,585	AmTrust Financial Services, Inc.	444,134
16,776	Chubb Corp. (The)	886,947
28,644	CNA Surety Corp.*	480,360
35,033	Employers Holdings, Inc.	577,344
14,326	First American Corp. (The)	495,250
16,550	HCC Insurance Holdings, Inc.	449,994
65,217	Meadowbrook Insurance Group, Inc.	515,214
30,437	OneBeacon Insurance Group Ltd., Class A	493,688
8,660	ProAssurance Corp.*	527,827
49,359	Progressive Corp. (The)	991,622
12,432	Safety Insurance Group, Inc.	463,589
28,484	Selective Insurance Group, Inc.	475,968
20,278	Tower Group, Inc.	467,611
16,097	Travelers Cos., Inc. (The)	816,762
		8,545,086
	Reinsurance—2.7%
9,715	Reinsurance Group of America, Inc.	501,585
	Total Common Stocks (Cost $16,848,828)	18,597,474

Number of Shares		Value
	Money Market Fund—0.2%
42,783	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $42,783)	$42,783
	Total Investments (Cost $16,891,611)—100.3%	18,640,257
	Liabilities in excess of other assets—(0.3%)	(48,605)
	Net Assets—100.0%	$18,591,652

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

44

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Services—2.7%
195,929	Global Cash Access Holdings, Inc.*	$1,700,664
	Entertainment—13.5%
35,436	Bally Technologies, Inc.*	1,634,308
91,091	Cinemark Holdings, Inc.	1,663,322
83,622	International Game Technology	1,762,752
54,949	International Speedway Corp., Class A	1,679,241
255,670	Warner Music Group Corp.*	1,751,340
		8,490,963
	Internet—4.6%
120,971	Expedia, Inc.	2,856,125
	Leisure Time—5.5%
102,192	Interval Leisure Group, Inc.*	1,511,419
38,692	WMS Industries, Inc.*	1,935,374
		3,446,793
	Lodging—8.5%
99,239	Marriott International, Inc., Class A	3,648,026
63,841	Wyndham Worldwide Corp.	1,711,577
		5,359,603
	Media—20.5%
112,974	CBS Corp., Class B	1,831,309
67,974	Scripps Networks Interactive, Inc., Class A	3,081,941
90,750	Viacom, Inc., Class B*	3,206,197
86,127	Walt Disney Co. (The)	3,172,919
86,070	World Wrestling Entertainment, Inc., Class A	1,570,777
		12,863,143
	Retail—44.7%
4,282	Biglari Holdings, Inc.*	1,675,333
51,473	Bob Evans Farms, Inc.	1,592,060
81,037	Brinker International, Inc.	1,500,805
41,875	CEC Entertainment, Inc.*	1,635,219
62,048	Cheesecake Factory, Inc. (The)*	1,685,844
33,599	Cracker Barrel Old Country Store, Inc.	1,658,783
36,190	Darden Restaurants, Inc.	1,619,502
67,750	HSN, Inc.*	2,041,307
42,133	McDonald's Corp.	2,974,168
20,158	Panera Bread Co., Class A*	1,571,115
60,124	Papa John's International, Inc.*	1,647,398
181,401	Ruby Tuesday, Inc.*	2,029,877
117,443	Starbucks Corp.	3,051,169
79,792	Yum! Brands, Inc.	3,384,777
		28,067,357
	Total Common Stocks (Cost $56,521,248)	62,784,648

Number of Shares		Value
	Money Market Fund—0.0%
40,844	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $40,844)	$40,844
	Total Investments (Cost $56,562,092)—100.0%	62,825,492
	Liabilities in excess of other assets—(0.0%)	(31,113)
	Net Assets—100.0%	$62,794,379

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

45

Schedule of Investments

PowerShares Dynamic Media Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Advertising Agencies—5.6%
398,736	Interpublic Group of Cos., Inc. (The)*	$3,552,738
81,667	Omnicom Group, Inc.	3,483,914
		7,036,652
	Advertising Sales—2.9%
99,417	Lamar Advertising Co., Class A*	3,700,301
	Broadcast Services/Program—2.7%
75,564	Scripps Networks Interactive, Inc., Class A	3,426,072
	Cable/Satellite TV—12.5%
333,505	Comcast Corp., Class A	6,583,389
161,963	DIRECTV, Class A*	5,867,919
149,754	DISH Network Corp., Class A	3,317,051
		15,768,359
	Computer Services—2.3%
57,738	IHS, Inc., Class A*	2,925,584
	Direct Marketing—2.9%
251,518	Harte-Hanks, Inc.	3,621,859
	Multimedia—28.0%
392,460	E.W. Scripps Co., Class A*	4,293,512
160,305	McGraw-Hill Cos., Inc. (The)	5,405,485
410,082	News Corp., Class A	6,323,465
188,795	Time Warner, Inc.	6,245,339
184,913	Viacom, Inc., Class B*	6,532,976
175,504	Walt Disney Co. (The)	6,465,567
		35,266,344
	Music—2.8%
521,013	Warner Music Group Corp.*	3,568,939
	Printing - Commercial—3.0%
116,718	Valassis Communications, Inc.*	3,815,511
	Publishing - Books—4.6%
71,233	John Wiley & Sons, Inc., Class A	3,011,019
101,723	Scholastic Corp.	2,747,538
		5,758,557
	Publishing - Newspapers—7.5%
197,398	Gannett Co., Inc.	3,359,714
620,455	McClatchy Co. (The), Class A*	3,381,480
273,366	New York Times Co. (The), Class A*	2,711,790
		9,452,984
	Radio—6.2%
294,051	Entercom Communications Corp., Class A*	4,281,383
2,931,947	Sirius XM Radio, Inc.*	3,459,697
		7,741,080

Number of Shares		Value
	Common Stocks (Continued)
	Retail - Discount—3.3%
138,059	HSN, Inc.*	$4,159,718
	Schools—2.9%
7,123	Washington Post Co. (The), Class B	3,612,501
	Telecommunication Services—3.2%
272,356	RCN Corp.*	3,998,186
	Television—3.0%
230,214	CBS Corp., Class B	3,731,769
	Web Portals/ISP—6.6%
120,685	AOL, Inc.*	2,819,202
10,417	Google, Inc., Class A*	5,473,508
		8,292,710
	Total Common Stocks (Cost $109,702,444)	125,877,126
	Money Market Fund—0.1%
72,119	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $72,119)	72,119
	Total Investments (Cost $109,774,563)—100.1%	125,949,245
	Liabilities in excess of other assets—(0.1%)	(74,181)
	Net Assets—100.0%	$125,875,064

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

46

Schedule of Investments

PowerShares Dynamic Networking Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.1%
	Computers—2.4%
79,254	Netscout Systems, Inc.*	$1,150,768
	Electrical Components & Equipment—2.7%
56,543	Molex, Inc.	1,267,129
	Electronics—5.0%
50,899	Amphenol Corp., Class A	2,352,043
	Internet—16.8%
20,722	F5 Networks, Inc.*	1,418,006
53,414	McAfee, Inc.*	1,856,136
144,358	SonicWALL, Inc.*	1,462,347
49,501	Sourcefire, Inc.*	1,107,337
128,093	Symantec Corp.*	2,148,120
		7,991,946
	Semiconductors—15.0%
67,686	Broadcom Corp., Class A	2,334,490
91,048	Emulex Corp.*	1,069,814
139,314	PMC - Sierra, Inc.*	1,232,929
63,534	QLogic Corp.*	1,230,654
25,443	Silicon Laboratories, Inc.*	1,230,169
		7,098,056
	Software—12.9%
49,287	Citrix Systems, Inc.*	2,316,489
61,475	Solarwinds, Inc.*	1,140,976
42,817	VMware, Inc., Class A*	2,639,240
		6,096,705
	Telecommunications—45.3%
69,363	Acme Packet, Inc.*	1,813,149
182,384	ADC Telecommunications, Inc.*	1,460,896
49,459	ADTRAN, Inc.	1,324,017
112,046	Arris Group, Inc.*	1,377,045
32,219	Atheros Communications, Inc.*	1,251,386
87,131	Cisco Systems, Inc.*	2,345,567
107,765	JDS Uniphase Corp.*	1,399,867
75,764	Juniper Networks, Inc.*	2,152,455
45,613	NETGEAR, Inc.*	1,234,288
119,207	Oclaro, Inc.*	1,827,446
74,891	Oplink Communications, Inc.*	1,131,603
542,869	Sonus Networks, Inc.*	1,406,031
69,993	Tekelec*	1,268,973
167,339	Tellabs, Inc.	1,519,438
		21,512,161
	Total Common Stocks (Cost $39,872,999)	47,468,808

Number of Shares		Value
	Money Market Fund—0.0%
19,641	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $19,641)	$19,641
	Total Investments (Cost $39,892,640)—100.1%	47,488,449
	Liabilities in excess of other assets—(0.1%)	(51,444)
	Net Assets—100.0%	$47,437,005

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

47

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.1%
	Oil & Gas Drilling—20.4%
125,145	Atwood Oceanics, Inc.*	$4,556,529
189,463	Helmerich & Payne, Inc.	7,695,987
1,144,124	Hercules Offshore, Inc.*	4,530,731
816,274	Parker Drilling Co.*	4,513,995
295,046	Rowan Cos., Inc.*	8,792,371
96,335	Unit Corp.*	4,601,923
		34,691,536
	Oil Field Machinery & Equipment—25.3%
186,656	Cameron International Corp.*	7,365,446
299,965	Complete Production Services, Inc.*	4,526,472
135,478	Dresser-Rand Group, Inc.*	4,779,664
76,519	Dril-Quip, Inc.*	4,432,746
136,670	FMC Technologies, Inc.*	9,251,192
57,327	Lufkin Industries, Inc.	4,880,247
176,605	National Oilwell Varco, Inc.	7,775,918
		43,011,685
	Oil - Field Services—45.2%
593,970	Cal Dive International, Inc.*	3,896,443
68,610	CARBO Ceramics, Inc.	5,025,683
184,069	Exterran Holdings, Inc.*	5,365,611
620,367	Global Industries Ltd.*	4,156,459
254,629	Halliburton Co.	7,804,379
809,957	Newpark Resources, Inc.*	5,410,513
126,992	Oceaneering International, Inc.*	8,317,976
97,333	Oil States International, Inc.*	4,702,157
338,796	RPC, Inc.	4,624,565
125,652	Schlumberger Ltd.	8,974,066
54,823	SEACOR Holdings, Inc.*	4,614,452
202,590	Superior Energy Services, Inc.*	5,482,085
415,420	TETRA Technologies, Inc.*	5,105,512
277,323	Willbros Group, Inc.*	3,480,404
		76,960,305
	Seismic Data Collection—3.2%
914,292	ION Geophysical Corp.*	5,494,895
	Transportation - Marine—3.4%
170,227	Gulfmark Offshore, Inc., Class A*	5,867,725
	Transportation - Services—2.6%
115,637	Bristow Group, Inc.*	4,476,308
	Total Common Stocks (Cost $145,882,107)	170,502,454

Number of Shares		Value
	Money Market Fund—0.0%
11,625	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $11,625)	$11,625
	Total Investments (Cost $145,893,732)—100.1%	170,514,079
	Liabilities in excess of other assets—(0.1%)	(156,343)
	Net Assets—100.0%	$170,357,736

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

48

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Products - Miscellaneous—3.2%
190,858	Prestige Brands Holdings, Inc.*	$1,858,957
	Medical Products—9.9%
26,921	Baxter International, Inc.	1,271,209
29,287	Hospira, Inc.*	1,575,348
44,600	Johnson & Johnson	2,867,780
		5,714,337
	Medical - Biomedical/Genetics—19.3%
49,633	Amgen, Inc.*	2,846,949
27,860	Biogen Idec, Inc.*	1,483,545
25,750	Celgene Corp.*	1,595,213
26,793	Genzyme Corp.*	1,426,459
59,015	Gilead Sciences, Inc.*	2,341,125
199,039	Medicines Co. (The)*	1,460,946
		11,154,237
	Medical - Drugs—49.7%
51,764	Abbott Laboratories	2,648,246
26,230	Allergan, Inc.	1,670,589
114,637	Bristol-Myers Squibb Co.	2,899,170
22,318	Cephalon, Inc.*	1,432,816
81,822	Eli Lilly & Co.	2,861,315
67,367	Endo Pharmaceuticals Holdings, Inc.*	1,475,337
51,291	Forest Laboratories, Inc.*	1,398,193
136,230	King Pharmaceuticals, Inc.*	1,335,054
68,115	Medicis Pharmaceutical Corp., Class A	1,728,759
76,187	Merck & Co., Inc.	2,669,592
160,100	Pfizer, Inc.	2,676,872
53,662	Salix Pharmaceuticals Ltd.*	2,157,212
41,178	Valeant Pharmaceuticals International*	1,853,010
182,453	Vivus, Inc.*	1,859,196
		28,665,361
	Medical - Generic Drugs—14.9%
99,454	Impax Laboratories, Inc.*	1,800,117
71,819	Mylan, Inc.*	1,582,173
61,231	Par Pharmaceutical Cos., Inc.*	1,661,809
30,917	Perrigo Co.	1,886,865
38,518	Watson Pharmaceuticals, Inc.*	1,649,341
		8,580,305
	Therapeutics—3.0%
247,992	Inspire Pharmaceuticals, Inc.*	1,698,745
	Total Common Stocks (Cost $58,351,367)	57,671,942

Number of Shares		Value
	Money Market Fund—0.0%
16,592	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $16,592)	$16,592
	Total Investments (Cost $58,367,959)—100.0%	57,688,534
	Liabilities in excess of other assets—(0.0%)	(26,555)
	Net Assets—100.0%	$57,661,979

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

49

Schedule of Investments

PowerShares Dynamic Retail Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Distribution/Wholesale—2.6%
10,124	United Stationers, Inc.*	$619,791
	Rental Auto/Equipment—3.5%
19,252	Dollar Thrifty Automotive Group, Inc.*	846,895
	Retail - Apparel/Shoe—38.0%
15,138	Children's Place Retail Stores, Inc. (The)*	693,623
25,593	Collective Brands, Inc.*	600,156
23,261	Dress Barn, Inc. (The)*	643,865
21,470	DSW, Inc., Class A*	648,394
49,309	Gap, Inc. (The)	1,219,412
24,168	Genesco, Inc.*	804,553
13,741	J.Crew Group, Inc.*	638,544
49,878	Limited Brands, Inc.	1,336,730
27,078	Men's Wearhouse, Inc. (The)	639,853
11,819	Ross Stores, Inc.	661,864
70,788	Stein Mart, Inc.*	671,070
17,953	Urban Outfitters, Inc.*	673,417
		9,231,481
	Retail - Automobile—5.7%
49,723	Asbury Automotive Group, Inc.*	773,193
56,146	Sonic Automotive, Inc., Class A*	599,639
		1,372,832
	Retail - Bedding—4.8%
25,476	Bed Bath & Beyond, Inc.*	1,170,877
	Retail - Discount—7.1%
17,268	Big Lots, Inc.*	659,637
19,612	Wal-Mart Stores, Inc.	1,052,184
		1,711,821
	Retail - Drug Store—4.4%
30,082	Walgreen Co.	1,057,382
	Retail - Fabric Store—2.8%
15,276	Jo-Ann Stores, Inc.*	673,977
	Retail - Home Furnishings—6.4%
34,920	Kirkland's, Inc.*	777,668
94,650	Pier 1 Imports, Inc.*	783,702
		1,561,370
	Retail - Major Department Store—9.7%
28,700	Nordstrom, Inc.	1,186,171
25,469	TJX Cos., Inc. (The)	1,180,233
		2,366,404
	Retail - Office Supplies—4.0%
41,158	Staples, Inc.	968,448

Number of Shares		Value
	Common Stocks (Continued)
	Retail - Regional Department Store—5.6%
64,684	Retail Ventures, Inc.*	$699,881
43,479	Stage Stores, Inc.	663,055
		1,362,936
	Retail - Sporting Goods—2.6%
37,850	Big 5 Sporting Goods Corp.	641,558
	Transportation - Equipment & Leasing—2.8%
11,030	Amerco, Inc.*	688,824
	Total Common Stocks (Cost $25,132,354)	24,274,596
	Money Market Fund—0.2%
36,352	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $36,352)	36,352
	Total Investments (Cost $25,168,706)—100.2%	24,310,948
	Liabilities in excess of other assets—(0.2%)	(38,130)
	Net Assets—100.0%	$24,272,818

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

50

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.1%
	Electronic Components - Miscellaneous—2.5%
69,099	Vishay Intertechnology, Inc.*	$719,320
	Electronic Components - Semiconductors—52.2%
53,153	Altera Corp.	1,347,960
117,650	Amkor Technology, Inc.*	887,081
41,459	Broadcom Corp., Class A	1,429,921
68,632	Fairchild Semiconductor International, Inc.*	770,051
63,247	Intel Corp.	1,443,929
131,405	LSI Corp.*	791,058
26,175	Microchip Technology, Inc.	764,572
143,321	Micron Technology, Inc.*	1,340,051
48,912	National Semiconductor Corp.	722,919
80,155	NVIDIA Corp.*	1,260,037
88,977	ON Semiconductor Corp.*	706,478
85,331	PMC - Sierra, Inc.*	755,179
53,261	Texas Instruments, Inc.	1,385,319
50,272	Xilinx, Inc.	1,296,012
		14,900,567
	Lasers - Systems/Components—2.7%
22,615	Cymer, Inc.*	772,302
	Networking Products—2.7%
19,736	Atheros Communications, Inc.*	766,546
	Semiconductor Components - Integrated Circuits—13.3%
44,408	Analog Devices, Inc.	1,329,132
16,969	Hittite Microwave Corp.*	870,170
71,906	Micrel, Inc.	839,143
19,698	Power Integrations, Inc.	757,979
		3,796,424
	Semiconductor Equipment—20.7%
81,974	Brooks Automation, Inc.*	796,787
158,096	Entegris, Inc.*	978,614
107,641	Kulicke & Soffa Industries, Inc.*	882,656
20,887	Lam Research Corp.*	846,968
227,737	LTX-Credence Corp.*	772,029
70,897	Teradyne, Inc.*	867,070
23,544	Varian Semiconductor Equipment Associates, Inc.*	775,540
		5,919,664
	Wireless Equipment—6.0%
27,614	InterDigital, Inc.*	764,079
168,233	RF Micro Devices, Inc.*	945,470
		1,709,549
	Total Common Stocks (Cost $26,360,533)	28,584,372

Number of Shares		Value
	Money Market Fund—0.1%
36,256	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $36,256)	$36,256
	Total Investments (Cost $26,396,789)—100.2%	28,620,628
	Liabilities in excess of other assets—(0.2%)	(47,208)
	Net Assets—100.0%	$28,573,420

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

51

Schedule of Investments

PowerShares Dynamic Software Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.1%
	Applications Software—13.0%
220,777	Deltek, Inc.*	$1,737,515
108,603	Microsoft Corp.	3,316,736
60,592	Progress Software Corp.*	1,954,092
60,527	Red Hat, Inc.*	1,807,941
		8,816,284
	Computer Aided Design—5.3%
38,709	ANSYS, Inc.*	1,741,905
97,516	Parametric Technology Corp.*	1,812,822
		3,554,727
	Computer Services—5.6%
44,177	DST Systems, Inc.	1,875,314
67,184	Manhattan Associates, Inc.*	1,925,493
		3,800,807
	Computer Software—2.5%
72,927	Blackbaud, Inc.	1,680,967
	Computers - Integrated Systems—8.3%
75,188	Jack Henry & Associates, Inc.	1,918,798
56,517	MICROS Systems, Inc.*	2,100,171
55,684	Teradata Corp.*	1,618,734
		5,637,703
	Consulting Services—2.7%
29,483	MAXIMUS, Inc.	1,825,293
	Data Processing/Management—10.0%
84,382	CSG Systems International, Inc.*	1,917,159
73,944	Fair Isaac Corp.	1,557,261
64,536	Fiserv, Inc.*	3,297,144
		6,771,564
	Enterprise Software/Services—25.0%
84,488	BMC Software, Inc.*	3,325,448
138,336	CA, Inc.	3,155,444
198,105	Epicor Software Corp.*	1,818,604
282,019	Lawson Software, Inc.*	2,188,467
19,143	MicroStrategy, Inc., Class A*	1,466,354
126,271	Oracle Corp.	3,262,843
38,245	Sybase, Inc.*	1,659,068
		16,876,228
	Industrial Audio & Video Products—6.0%
58,431	Dolby Laboratories, Inc., Class A*	4,015,378
	Internet Infrastructure Software—3.1%
185,143	TIBCO Software, Inc.*	2,110,630
	Internet Security—4.7%
188,073	Symantec Corp.*	3,153,984
	Software Tools—5.7%
62,868	VMware, Inc., Class A*	3,875,184

Number of Shares		Value
	Common Stocks (Continued)
	Transactional Software—5.6%
106,844	Bottomline Technologies, Inc.*	$1,859,086
49,699	Solera Holdings, Inc.	1,931,800
		3,790,886
	Web Portals/ISP—2.6%
168,428	InfoSpace, Inc.*	1,763,441
	Total Common Stocks (Cost $59,393,059)	67,673,076
	Money Market Fund—0.0%
17,717	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $17,717)	17,717
	Total Investments (Cost $59,410,776)—100.1%	67,690,793
	Liabilities in excess of other assets—(0.1%)	(64,521)
	Net Assets—100.0%	$67,626,272

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

52

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Statements of Assets and Liabilities

April 30, 2010

	PowerShares Dynamic Banking Portfolio	PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Dynamic Building & Construction Portfolio	PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares Dynamic Food & Beverage Portfolio	PowerShares Dynamic Healthcare Services Portfolio	PowerShares Dynamic Insurance Portfolio	PowerShares Dynamic Leisure and Entertainment Portfolio
ASSETS:
Investments, at value	$25,463,639	$214,582,426	$50,162,237	$59,989,827	$72,786,745	$21,554,463	$18,640,257	$62,825,492
Cash	—	—	—	—	—	—	—	—
Receivables:
Investments sold	701,665	—	—	66,200	—	—	—	—
Dividends	22,105	7	12,920	3,959	91,437	3	4	26,678
Expense waivers	3,734	—	6,331	4,818	1,815	6,443	10,208	5,084
Shares sold	—	—	—	—	—	—	—	846,168
Other assets	3,000	3,000	3,000	3,002	3,000	3,000	3,002	3,000
Total Assets	26,194,143	214,585,433	50,184,488	60,067,806	72,882,997	21,563,909	18,653,471	63,706,422
LIABILITES:
Due to custodian	6,063	6,649	6,064	6,465	6,064	6,064	6,063	6,559
Payables:
Shares repurchased	700,853	—	—	—	—	—	—	—
Investments purchased	—	—	—	—	—	—	—	845,654
Expense recapture	—	14,721	—	—	—	—	—	—
Accrued advisory fees	10,340	88,141	20,313	24,911	30,431	9,022	7,758	21,793
Accrued expenses	72,998	85,413	43,738	53,836	51,819	39,051	47,998	38,037
Total Liabilities	790,254	194,924	70,115	85,212	88,314	54,137	61,819	912,043
NET ASSETS	$25,403,889	$214,390,509	$50,114,373	$59,982,594	$72,794,683	$21,509,772	$18,591,652	$62,794,379
NET ASSETS CONSIST OF:
Shares of beneficial interest	$70,403,802	$314,013,884	$53,121,651	$85,561,781	$86,297,093	$31,999,433	$28,560,242	$66,876,939
Undistributed net investment income (loss)	(4,517)	(6,773)	6,819	(4,673)	179,692	(3,263)	26,643	20,564
Accumulated net realized gain (loss) on investments	(48,487,627)	(123,499,043)	(12,916,107)	(33,022,544)	(21,571,977)	(12,622,379)	(11,743,879)	(10,366,524)
Net unrealized appreciation (depreciation) on investments	3,492,231	23,882,441	9,902,010	7,448,030	7,889,875	2,135,981	1,748,646	6,263,400
Net Assets	$25,403,889	$214,390,509	$50,114,373	$59,982,594	$72,794,683	$21,509,772	$18,591,652	$62,794,379
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,800,000	10,900,000	3,600,000	3,250,000	4,550,000	1,000,000	1,200,000	3,800,000
Net asset value	$14.11	$19.67	$13.92	$18.46	$16.00	$21.51	$15.49	$16.52
Share price	$14.11	$19.86	$14.09	$18.46	$16.01	$21.51	$15.84	$16.54
Investments, at cost	$21,971,408	$190,699,985	$40,260,227	$52,541,797	$64,896,870	$19,418,482	$16,891,611	$56,562,092

See Notes to Financial Statements.

54

	PowerShares Dynamic Media Portfolio	PowerShares Dynamic Networking Portfolio	PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio	PowerShares Dynamic Retail Portfolio	PowerShares Dynamic Semiconductors Portfolio	PowerShares Dynamic Software Portfolio
ASSETS:
Investments, at value	$125,949,245	$47,488,449	$170,514,079	$57,688,534	$24,310,948	$28,620,628	$67,690,793
Cash	—	—	—	—	16,813	—	—
Receivables:
Investments sold	683,651	1,054,154	—	—	18,934,510	—	1,147,347
Dividends	23,439	4,552	12,355	61,425	2	6,395	6,211
Expense waivers	285	6,022	—	5,254	10,324	7,519	4,486
Shares sold	—	—	—	—	9,703,348	—	—
Other assets	3,000	3,002	3,000	3,001	3,000	3,000	3,000
Total Assets	126,659,620	48,556,179	170,529,434	57,758,214	52,978,945	28,637,542	68,851,837
LIABILITES:
Due to custodian	6,218	6,063	6,535	6,064	—	6,063	6,064
Payables:
Shares repurchased	683,298	1,054,118	—	—	18,958,304	—	1,147,364
Investments purchased	—	—	—	—	9,697,172	—	—
Expense recapture	—	—	2,266	—	—	—	—
Accrued advisory fees	49,386	20,191	71,892	24,648	6,567	12,608	27,540
Accrued expenses	45,654	38,802	91,005	65,523	44,084	45,451	44,597
Total Liabilities	784,556	1,119,174	171,698	96,235	28,706,127	64,122	1,225,565
NET ASSETS	$125,875,064	$47,437,005	$170,357,736	$57,661,979	$24,272,818	$28,573,420	$67,626,272
NET ASSETS CONSIST OF:
Shares of beneficial interest	$126,462,445	$45,864,110	$304,280,720	$81,366,751	$32,542,850	$71,527,190	$74,547,956
Undistributed net investment income (loss)	(3,118)	(2,894)	(8,321)	29,045	19,139	(3,887)	(3,480)
Accumulated net realized gain (loss) on investments	(16,758,945)	(6,020,020)	(158,535,010)	(23,054,392)	(7,431,413)	(45,173,722)	(15,198,221)
Net unrealized appreciation (depreciation) on investments	16,174,682	7,595,809	24,620,347	(679,425)	(857,758)	2,223,839	8,280,017
Net Assets	$125,875,064	$47,437,005	$170,357,736	$57,661,979	$24,272,818	$28,573,420	$67,626,272
Shares outstanding (unlimited amount authorized, $0.01 par value)	9,200,000	2,250,000	9,450,000	2,950,000	1,300,000	2,000,000	3,000,000
Net asset value	$13.68	$21.08	$18.03	$19.55	$18.67	$14.29	$22.54
Share price	$13.70	$21.11	$18.28	$19.54	$19.03	$14.29	$22.55
Investments, at cost	$109,774,563	$39,892,640	$145,893,732	$58,367,959	$25,168,706	$26,396,789	$59,410,776

55

Statements of Operations

Year Ended April 30, 2010

	PowerShares Dynamic Banking Portfolio	PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Dynamic Building & Construction Portfolio	PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares Dynamic Food & Beverage Portfolio	PowerShares Dynamic Healthcare Services Portfolio	PowerShares Dynamic Insurance Portfolio	PowerShares Dynamic Leisure and Entertainment Portfolio
INVESTMENT INCOME:
Dividend income	$810,103	$1,788,071	$368,008	$716,806	$1,230,412	$33,993	$342,053	$229,823
Foreign withholding tax	(213)	—	—	—	—	—	—	—
Total Income	809,890	1,788,071	368,008	716,806	1,230,412	33,993	342,053	229,823
EXPENSES:
Advisory fees	146,295	905,585	262,725	286,505	301,837	67,911	93,480	111,018
Accounting & Administration fees	64,668	64,668	64,668	64,668	64,668	64,668	64,668	64,668
Printing	36,527	14,926	8,322	13,901	6,143	2,905	16,357	3,074
Professional fees	31,697	37,261	31,752	32,347	32,030	30,428	30,633	30,548
Sub-licensing	14,630	54,335	15,764	17,191	18,110	6,791	5,609	6,661
Custodian & transfer agent fees	9,739	15,140	7,657	9,242	9,337	7,482	8,916	8,085
Trustees	5,530	9,936	5,872	5,962	6,343	4,484	4,752	4,707
Listing fee and expenses	191	2,801	2,801	2,801	2,801	191	2,801	2,801
Other expenses	4,635	8,689	2,362	4,833	5,772	3,132	2,681	3,081
Total Expenses	313,912	1,113,341	401,923	437,450	447,041	187,992	229,897	234,643
(Waivers) and/or Recapture	(123,728)	27,697	(70,889)	(76,453)	(66,726)	(99,708)	(112,112)	(94,760)
Net Expenses	190,184	1,141,038	331,034	360,997	380,315	88,284	117,785	139,883
Net Investment Income (Loss)	619,706	647,033	36,974	355,809	850,097	(54,291)	224,268	89,940
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(7,350,116)	(12,748,636)	(2,091,543)	(4,347,914)	(2,131,683)	(2,169,323)	(1,282,445)	(1,299,171)
In-kind redemptions	(6,484,748)	38,117,594	7,371,800	11,640,626	11,911,338	1,676,704	1,179,628	5,750,848
Net realized gain (loss)	(13,834,864)	25,368,958	5,280,257	7,292,712	9,779,655	(492,619)	(102,817)	4,451,677
Net change in unrealized appreciation (depreciation) on: Investments	16,275,482	46,416,191	6,505,844	11,435,753	5,379,206	4,459,357	5,556,072	6,079,935
Net realized and unrealized gain on investments	2,440,618	71,785,149	11,786,101	18,728,465	15,158,861	3,966,738	5,453,255	10,531,612
Net increase in net assets resulting from operations	$3,060,324	$72,432,182	$11,823,075	$19,084,274	$16,008,958	$3,912,447	$5,677,523	$10,621,552

See Notes to Financial Statements.

56

	PowerShares Dynamic Media Portfolio	PowerShares Dynamic Networking Portfolio	PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio	PowerShares Dynamic Retail Portfolio	PowerShares Dynamic Semiconductors Portfolio	PowerShares Dynamic Software Portfolio
INVESTMENT INCOME:
Dividend income	$565,277	$35,716	$1,594,514	$1,003,760	$383,719	$355,608	$137,538
Foreign withholding tax	—	—	(8,823)	—	—	—	—
Total Income	565,277	35,716	1,585,691	1,003,760	383,719	355,608	137,538
EXPENSES:
Advisory fees	248,608	140,328	917,588	342,814	179,830	173,649	277,010
Accounting & Administration fees	64,668	64,668	65,613	64,668	64,668	64,668	64,668
Printing	3,432	4,630	35,436	23,148	12,339	10,143	8,050
Professional fees	31,135	30,654	37,906	33,009	30,853	31,328	31,851
Sub-licensing	14,916	8,420	55,055	20,569	10,790	10,419	16,621
Custodian & transfer agent fees	8,751	7,349	14,811	8,387	8,280	8,007	7,455
Trustees	5,242	4,900	10,233	6,681	5,530	5,305	5,805
Listing fee and expenses	2,801	2,801	2,801	2,801	2,801	2,801	2,801
Other expenses	4,335	3,787	9,430	3,733	5,159	4,575	3,972
Total Expenses	383,888	267,537	1,148,873	505,810	320,250	310,895	418,233
(Waivers) and/or Recapture	(70,642)	(90,724)	(327)	(73,868)	(93,665)	(92,098)	(69,201)
Net Expenses	313,246	176,813	1,148,546	431,942	226,585	218,797	349,032
Net Investment Income (Loss)	252,031	(141,097)	437,145	571,818	157,134	136,811	(211,494)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(322,718)	(165,404)	(22,651,711)	(9,313,262)	(1,086,940)	(4,158,786)	(492,830)
In-kind redemptions	6,902,934	5,665,133	7,488,718	(227,754)	24,858,074	6,883,170	14,460,870
Net realized gain (loss)	6,580,216	5,499,729	(15,162,993)	(9,541,016)	23,771,134	2,724,384	13,968,040
Net change in unrealized appreciation (depreciation) on: Investments	17,466,146	6,663,272	71,087,526	35,342,985	(17,762,532)	7,568,493	6,367,617
Net realized and unrealized gain on investments	24,046,362	12,163,001	55,924,533	25,801,969	6,008,602	10,292,877	20,335,657
Net increase in net assets resulting from operations	$24,298,393	$12,021,904	$56,361,678	$26,373,787	$6,165,736	$10,429,688	$20,124,163

57

Statements of Changes in Net Assets

	PowerShares Dynamic Banking Portfolio		PowerShares Dynamic Biotechnology & Genome Portfolio		PowerShares Dynamic Building & Construction Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$619,706	$3,065,051	$647,033	$(714,889)	$36,974	$45,218
Net realized gain (loss) on investments	(13,834,864)	(44,050,050)	25,368,958	(45,252,998)	5,280,257	(13,515,181)
Net change in unrealized appreciation (depreciation) on investments	16,275,482	(14,785,699)	46,416,191	(23,412,046)	6,505,844	3,991,876
Net increase (decrease) in net assets resulting from operations	3,060,324	(55,770,698)	72,432,182	(69,379,933)	11,823,075	(9,478,087)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(11,158)	(39,384)	(63,453)	(155,505)	(20,556)	108,043
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,325,518)	(3,373,727)	(647,086)	—	(71,961)	(22,670)
Return of capital	(13,214)	—	(217,733)	—	—	—
Total distributions to shareholders	(1,338,732)	(3,373,727)	(864,819)	—	(71,961)	(22,670)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	28,346,551	149,390,286	126,426,292	173,345,740	40,602,688	63,471,504
Value of shares repurchased	(79,438,109)	(123,120,186)	(122,899,742)	(163,668,814)	(51,381,416)	(20,351,949)
Net income equalization	11,158	39,384	63,453	155,505	20,556	(108,043)
Net increase (decrease) in net assets resulting from shares transactions	(51,080,400)	26,309,484	3,590,003	9,832,431	(10,758,172)	43,011,512
Increase (Decrease) in Net Assets	(49,369,966)	(32,874,325)	75,093,913	(59,703,007)	972,386	33,618,798
NET ASSETS:
Beginning of year	74,773,855	107,648,180	139,296,596	198,999,603	49,141,987	15,523,189
End of year	$25,403,889	$74,773,855	$214,390,509	$139,296,596	$50,114,373	$49,141,987
Undistributed net investment income (loss) at end of year	$(4,517)	$701,295	$(6,773)	$(6,720)	$6,819	$41,806
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,350,000	8,500,000	7,600,000	9,800,000	3,500,000	5,400,000
Shares repurchased	(6,550,000)	(8,000,000)	(7,500,000)	(10,200,000)	(4,400,000)	(1,800,000)
Shares outstanding, beginning of year	6,000,000	5,500,000	10,800,000	11,200,000	4,500,000	900,000
Shares outstanding, end of year	1,800,000	6,000,000	10,900,000	10,800,000	3,600,000	4,500,000

See Notes to Financial Statements.

58

	PowerShares Dynamic Energy Exploration & Production Portfolio		PowerShares Dynamic Food & Beverage Portfolio		PowerShares Dynamic Healthcare Services Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$355,809	$269,991	$850,097	$1,417,886	$(54,291)	$(56,425)
Net realized gain (loss) on investments	7,292,712	(40,050,400)	9,779,655	(21,534,041)	(492,619)	(15,214,250)
Net change in unrealized appreciation (depreciation) on investments	11,435,753	(26,868,276)	5,379,206	672,398	4,459,357	5,594,158
Net increase (decrease) in net assets resulting from operations	19,084,274	(66,648,685)	16,008,958	(19,443,757)	3,912,447	(9,676,517)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(11,946)	11,918	(275,996)	207,792	4,069	(5,281)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(238,490)	(345,726)	(1,083,897)	(1,004,394)	—	—
Return of capital	(49,129)	—	—	—	—	—
Total distributions to shareholders	(287,619)	(345,726)	(1,083,897)	(1,004,394)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	45,781,891	98,734,331	73,142,785	85,048,720	20,225,915	26,116,175
Value of shares repurchased	(55,939,908)	(119,198,333)	(101,865,601)	(65,021,064)	(13,428,937)	(33,664,830)
Net income equalization	11,946	(11,918)	275,996	(207,792)	(4,069)	5,281
Net increase (decrease) in net assets resulting from shares transactions	(10,146,071)	(20,475,920)	(28,446,820)	19,819,864	6,792,909	(7,543,374)
Increase (Decrease) in Net Assets	8,638,638	(87,458,413)	(13,797,755)	(420,495)	10,709,425	(17,225,172)
NET ASSETS:
Beginning of year	51,343,956	138,802,369	86,592,438	87,012,933	10,800,347	28,025,519
End of year	$59,982,594	$51,343,956	$72,794,683	$86,592,438	$21,509,772	$10,800,347
Undistributed net investment income (loss) at end of year	$(4,673)	$20,273	$179,692	$413,492	$(3,263)	$(3,309)
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,850,000	4,700,000	5,200,000	6,400,000	1,050,000	1,200,000
Shares repurchased	(3,500,000)	(6,000,000)	(7,450,000)	(4,800,000)	(750,000)	(1,700,000)
Shares outstanding, beginning of year	3,900,000	5,200,000	6,800,000	5,200,000	700,000	1,200,000
Shares outstanding, end of year	3,250,000	3,900,000	4,550,000	6,800,000	1,000,000	700,000

59

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Insurance Portfolio		PowerShares Dynamic Leisure and Entertainment Portfolio		PowerShares Dynamic Media Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$224,268	$326,562	$89,940	$104,077	$252,031	$92,883
Net realized gain (loss) on investments	(102,817)	(8,673,069)	4,451,677	(6,028,991)	6,580,216	(14,576,403)
Net change in unrealized appreciation (depreciation) on investments	5,556,072	(2,704,707)	6,079,935	1,748,598	17,466,146	2,190,171
Net increase (decrease) in net assets resulting from operations	5,677,523	(11,051,214)	10,621,552	(4,176,316)	24,298,393	(12,293,349)
Undistributed net investment income (loss) included in the price of units issued and redeemed	15,651	(22,747)	(764,293)	(45,282)	(518,652)	83,755
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(260,945)	(304,900)	(72,405)	(101,048)	(252,182)	(95,850)
Return of capital	—	—	—	—	(22,607)	(48,916)
Total distributions to shareholders	(260,945)	(304,900)	(72,405)	(101,048)	(274,789)	(144,766)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	12,074,164	40,493,250	73,178,081	33,503,371	129,819,265	33,989,362
Value of shares repurchased	(25,707,970)	(36,340,003)	(33,708,559)	(31,564,852)	(36,222,010)	(44,220,220)
Net income equalization	(15,651)	22,747	764,293	45,282	518,652	(83,755)
Net increase (decrease) in net assets resulting from shares transactions	(13,649,457)	4,175,994	40,233,815	1,983,801	94,115,907	(10,314,613)
Increase (Decrease) in Net Assets	(8,217,228)	(7,202,867)	50,018,669	(2,338,845)	117,620,859	(22,668,973)
NET ASSETS:
Beginning of year	26,808,880	34,011,747	12,775,710	15,114,555	8,254,205	30,923,178
End of year	$18,591,652	$26,808,880	$62,794,379	$12,775,710	$125,875,064	$8,254,205
Undistributed net investment income (loss) at end of year	$26,643	$63,320	$20,564	$3,029	$(3,118)	$(2,967)
CHANGES IN SHARES OUTSTANDING:
Shares sold	900,000	2,900,000	5,200,000	2,900,000	11,300,000	3,100,000
Shares repurchased	(2,000,000)	(2,700,000)	(2,600,000)	(2,700,000)	(3,100,000)	(4,400,000)
Shares outstanding, beginning of year	2,300,000	2,100,000	1,200,000	1,000,000	1,000,000	2,300,000
Shares outstanding, end of year	1,200,000	2,300,000	3,800,000	1,200,000	9,200,000	1,000,000

See Notes to Financial Statements.

60

	PowerShares Dynamic Networking Portfolio		PowerShares Dynamic Oil & Gas Services Portfolio		PowerShares Dynamic Pharmaceuticals Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$(141,097)	$(42,042)	$437,145	$695,080	$571,818	$1,192,621
Net realized gain (loss) on investments	5,499,729	(2,731,762)	(15,162,993)	(93,981,939)	(9,541,016)	(7,401,862)
Net change in unrealized appreciation (depreciation) on investments	6,663,272	2,466,022	71,087,526	(103,881,339)	35,342,985	(25,038,354)
Net increase (decrease) in net assets resulting from operations	12,021,904	(307,782)	56,361,678	(197,168,198)	26,373,787	(31,247,595)
Undistributed net investment income (loss) included in the price of units issued and redeemed	27,812	74,424	(3,035)	19,943	(161,901)	(32,948)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(642,185)	(543,711)	(992,451)	(949,059)
Return of capital	—	—	(258,092)	—	—	—
Total distributions to shareholders	—	—	(900,277)	(543,711)	(992,451)	(949,059)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	39,996,959	16,238,074	83,424,925	224,020,307	19,257,512	97,609,610
Value of shares repurchased	(20,858,030)	(12,485,502)	(124,244,327)	(250,531,653)	(91,325,601)	(67,679,197)
Net income equalization	(27,812)	(74,424)	3,035	(19,943)	161,901	32,948
Net increase (decrease) in net assets resulting from shares transactions	19,111,117	3,678,148	(40,816,367)	(26,531,289)	(71,906,188)	29,963,361
Increase (Decrease) in Net Assets	31,160,833	3,444,790	14,641,999	(224,223,255)	(46,686,753)	(2,266,241)
NET ASSETS:
Beginning of year	16,276,172	12,831,382	155,715,737	379,938,992	104,348,732	106,614,973
End of year	$47,437,005	$16,276,172	$170,357,736	$155,715,737	$57,661,979	$104,348,732
Undistributed net investment income (loss) at end of year	$(2,894)	$(2,677)	$(8,321)	$196,719	$29,045	$449,678
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,250,000	1,300,000	5,250,000	10,100,000	1,150,000	5,800,000
Shares repurchased	(1,200,000)	(900,000)	(7,700,000)	(11,200,000)	(5,700,000)	(4,500,000)
Shares outstanding, beginning of year	1,200,000	800,000	11,900,000	13,000,000	7,500,000	6,200,000
Shares outstanding, end of year	2,250,000	1,200,000	9,450,000	11,900,000	2,950,000	7,500,000

61

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Retail Portfolio		PowerShares Dynamic Semiconductors Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$157,134	$106,546	$136,811	$146,834
Net realized gain (loss) on investments	23,771,134	(6,551,977)	2,724,384	(27,291,485)
Net change in unrealized appreciation (depreciation) on investments	(17,762,532)	16,783,713	7,568,493	3,722,475
Net increase (decrease) in net assets resulting from operations	6,165,736	10,338,282	10,429,688	(23,422,176)
Undistributed net investment income (loss) included in the price of units issued and redeemed	241,079	(334,997)	(26,642)	(23,617)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(196,273)	(48,268)	(146,532)	(141,000)
Return of capital	—	—	(8,521)	—
Total distributions to shareholders	(196,273)	(48,268)	(155,053)	(141,000)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	82,184,260	109,311,011	34,613,789	37,774,948
Value of shares repurchased	(141,487,827)	(56,384,978)	(52,688,497)	(52,894,493)
Net income equalization	(241,079)	334,997	26,642	23,617
Net increase (decrease) in net assets resulting from shares transactions	(59,544,646)	53,261,030	(18,048,066)	(15,095,928)
Increase (Decrease) in Net Assets	(53,334,104)	63,216,047	(7,800,073)	(38,682,721)
NET ASSETS:
Beginning of year	77,606,922	14,390,875	36,373,493	75,056,214
End of year	$24,272,818	$77,606,922	$28,573,420	$36,373,493
Undistributed net investment income (loss) at end of year	$19,139	$58,278	$(3,887)	$5,834
CHANGES IN SHARES OUTSTANDING:
Shares sold	5,050,000	8,500,000	2,900,000	3,000,000
Shares repurchased	(9,050,000)	(4,100,000)	(4,400,000)	(4,100,000)
Shares outstanding, beginning of year	5,300,000	900,000	3,500,000	4,600,000
Shares outstanding, end of year	1,300,000	5,300,000	2,000,000	3,500,000

See Notes to Financial Statements.

62

	PowerShares Dynamic Software Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$(211,494)	$(124,681)
Net realized gain (loss) on investments	13,968,040	(5,090,447)
Net change in unrealized appreciation (depreciation) on investments	6,367,617	2,850,819
Net increase (decrease) in net assets resulting from operations	20,124,163	(2,364,309)
Undistributed net investment income (loss) included in the price of units issued and redeemed	7,870	36,904
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—
Return of capital	—	—
Total distributions to shareholders	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	65,333,131	29,449,067
Value of shares repurchased	(54,727,511)	(25,243,698)
Net income equalization	(7,870)	(36,904)
Net increase (decrease) in net assets resulting from shares transactions	10,597,750	4,168,465
Increase (Decrease) in Net Assets	30,729,783	1,841,060
NET ASSETS:
Beginning of year	36,896,489	35,055,429
End of year	$67,626,272	$36,896,489
Undistributed net investment income (loss) at end of year	$(3,480)	$(3,232)
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,450,000	2,000,000
Shares repurchased	(2,850,000)	(1,600,000)
Shares outstanding, beginning of year	2,400,000	2,000,000
Shares outstanding, end of year	3,000,000	2,400,000

63

Financial Highlights

PowerShares Dynamic Banking Portfolio

	Year Ended April 30,				For the Period October 12, 2006* Through
	2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.46		$19.57	$23.68	$25.17
Net investment income**	0.24		0.46	0.52	0.22
Net realized and unrealized gain (loss) on investments	1.89		(7.04)	(4.22)	(1.49)
Total from investment operations	2.13		(6.58)	(3.70)	(1.27)
Distributions to shareholders from:
Net investment income	(0.48)		(0.53)	(0.41)	(0.22)
Return of capital	(0.00	)(a)	—	—	—
Total distributions	(0.48)		(0.53)	(0.41)	(0.22)
Net asset value at end of period	$14.11		$12.46	$19.57	$23.68
Share price at end of period***	$14.11		$12.43
NET ASSET VALUE, TOTAL RETURN:****	17.91%		(34.34)%	(15.80)%	(5.08)%
SHARE PRICE TOTAL RETURN****	18.21%		(34.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$25,404		$74,774	$107,648	$4,736
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%		0.65%	0.66%	0.76%†
Expenses, prior to (Waivers) and/or Recapture	1.07%		0.72%	0.78%	1.88%†
Net investment income, after (Waivers) and/or Recapture	2.12%		2.82%	2.71%	1.58%†
Portfolio turnover rate ††	84%		93%	111%	57%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.01)	$(0.05)	$(0.06)

PowerShares Dynamic Biotechnology & Genome Portfolio

	Year Ended April 30,					For the Period June 23, 2005* Through
	2010		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.90		$17.77	$19.30	$17.24	$14.71
Net investment income (loss)**	0.06	†††	(0.06)	(0.11)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	6.79		(4.81)	(1.42)	2.16	2.61
Total from investment operations	6.85		(4.87)	(1.53)	2.06	2.53
Distributions to shareholders from:
Net investment income	(0.06)		—	—	—	—
Return of capital	(0.02)		—	—	—	—
Total distributions	(0.08)		—	—	—	—
Net asset value at end of period	$19.67		$12.90	$17.77	$19.30	$17.24
Share price at end of period***	$19.86		$12.87
NET ASSET VALUE, TOTAL RETURN:****	53.19%		(27.41)%	(7.93)%	11.95%	17.20%
SHARE PRICE TOTAL RETURN****	53.63%		(27.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$214,391		$139,297	$199,000	$258,616	$250,021
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%		0.63%	0.63%	0.63%	0.64	%†
Expenses, prior to (Waivers) and/or Recapture	0.61%		0.62%	0.62%	0.66%	0.67	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.36	%†††	(0.38)%	(0.57)%	(0.56)%	(0.55	)%†
Portfolio turnover rate ††	80%		93%	91%	82%	49%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)		$(0.01)	$0.01	$0.01	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.41 per share owned of PDL BioPharma, Inc. on December 15, 2009. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend are $(0.03) and (0.18)%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

64

Financial Highlights (Continued)

PowerShares Dynamic Building & Construction Portfolio

	Year Ended April 30,					For the Period October 26, 2005* Through
	2010		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.92		$17.25	$18.70	$18.15	$15.26
Net investment income**	0.01		0.02	0.02	0.02	0.00	(a)
Net realized and unrealized gain (loss) on investments	3.01		(6.33)	(1.45)	0.53	2.90
Total from investment operations	3.02		(6.31)	(1.43)	0.55	2.90
Distributions to shareholders from:
Net investment income	(0.02)		(0.02)	(0.02)	0.00 (a)	(0.01)
Net asset value at end of period	$13.92		$10.92	$17.25	$18.70	$18.15
Share price at end of period***	$14.09		$10.94
NET ASSET VALUE, TOTAL RETURN:****	27.65%		(36.61)%	(7.66)%	3.06%	18.99%
SHARE PRICE TOTAL RETURN****	27.42%		(36.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$50,114		$49,142	$15,523	$18,699	$25,406
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%		0.63%	0.63%	0.63%	0.67	%†
Expenses, prior to (Waivers) and/or Recapture	0.76%		1.06%	1.18%	1.65%	0.80	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.07%		0.19%	0.09%	0.15%	0.00	†(a)
Portfolio turnover rate ††	59%		50%	75%	59%	29%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.05	$(0.02)	$0.01	—

PowerShares Dynamic Energy Exploration & Production Portfolio

	Year Ended April 30,					For the Period October 26, 2005* Through
	2010		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.17		$26.69	$21.29	$18.63	$16.03
Net investment income**	0.10		0.06	0.05	0.09	0.00	(a)
Net realized and unrealized gain (loss) on investments	5.27		(13.50)	5.41	2.63	2.62
Total from investment operations	5.37		(13.44)	5.46	2.72	2.62
Distributions to shareholders from:
Net investment income	(0.07)		(0.08)	(0.06)	(0.06)	(0.02)
Return of capital	(0.01)		—	0.00 (a)	—	—
Total distributions	(0.08)		(0.08)	(0.06)	(0.06)	(0.02)
Net asset value at end of period	$18.46		$13.17	$26.69	$21.29	$18.63
Share price at end of period***	$18.46		$13.15
NET ASSET VALUE, TOTAL RETURN:****	40.87%		(50.42)%	25.69%	14.66%	16.33%
SHARE PRICE TOTAL RETURN****	41.08%		(50.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$59,983		$51,344	$138,802	$123,488	$111,795
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%		0.63%	0.63%	0.63%	0.66	%†
Expenses, prior to (Waivers) and/or Recapture	0.76%		0.69%	0.65%	0.74%	0.75	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.62%		0.30%	0.23%	0.47%	(0.01	)%†
Portfolio turnover rate ††	68%		68%	39%	59%	19%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005 or 0.005%.

See Notes to Financial Statements.

65

Financial Highlights (Continued)

PowerShares Dynamic Food & Beverage Portfolio

	Year Ended April 30,				For the Period June 23, 2005* Through
	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.73	$16.73	$17.53	$15.17	$14.85
Net investment income**	0.20	0.25	0.18	0.39	0.11
Net realized and unrealized gain (loss) on investments	3.33	(4.08)	(0.42)	2.14	0.30
Total from investment operations	3.53	(3.83)	(0.24)	2.53	0.41
Distributions to shareholders from:
Net investment income	(0.26)	(0.17)	(0.40)	(0.17)	(0.09)
Return of capital	—	—	(0.16)	—	—
Total distributions	(0.26)	(0.17)	(0.56)	(0.17)	(0.09)
Net asset value at end of period	$16.00	$12.73	$16.73	$17.53	$15.17
Share price at end of period***	$16.01	$12.74
NET ASSET VALUE, TOTAL RETURN:****	28.08%	(22.99)%	(1.40)%	16.79%	2.78%
SHARE PRICE TOTAL RETURN****	28.06%	(22.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$72,795	$86,592	$87,013	$33,314	$24,270
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.64%	0.69%†
Expenses, prior to (Waivers) and/or Recapture	0.74%	0.71%	0.88%	1.15%	1.07%†
Net investment income, after (Waivers) and/or Recapture	1.41%	1.80%	1.11%	2.42%	0.91%†
Portfolio turnover rate ††	65%	65%	64%	50%	72%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.06)	$0.04	$0.07	$0.02	—

PowerShares Dynamic Healthcare Services Portfolio

	Year Ended April 30,			For the Period October 12, 2006* Through
	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.43	$23.35	$28.04	$24.88
Net investment income (loss)**	(0.08)	(0.05)	(0.16)	(0.08)
Net realized and unrealized gain (loss) on investments	6.16	(7.87)	(4.53)	3.24
Total from investment operations	6.08	(7.92)	(4.69)	3.16
Net asset value at end of period	$21.51	$15.43	$23.35	$28.04
Share price at end of period***	$21.51	$15.43
NET ASSET VALUE, TOTAL RETURN:****	39.40%	(33.92)%	(16.73)%	12.70%
SHARE PRICE TOTAL RETURN****	39.40%	(33.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$21,510	$10,800	$28,026	$28,041
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.67%	0.70%†
Expenses, prior to (Waivers) and/or Recapture	1.38%	1.10%	0.80%	1.20%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.40)%	(0.27)%	(0.54)%	(0.56)%†
Portfolio turnover rate ††	68%	91%	63%	13%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$(0.01)	$0.04	$(0.04)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

66

Financial Highlights (Continued)

PowerShares Dynamic Insurance Portfolio

	Year Ended April 30,					For the Period October 26, 2005* Through
	2010	2009	2008		2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.66	$16.20	$18.84		$17.31	$15.44
Net investment income**	0.16	0.15	0.27	†††	0.15	0.07
Net realized and unrealized gain (loss) on investments	3.86	(4.54)	(2.61)		1.51	1.86
Total from investment operations	4.02	(4.39)	(2.34)		1.66	1.93
Distributions to shareholders from:
Net investment income	(0.19)	(0.15)	(0.30)		(0.13)	(0.06)
Net asset value at end of period	$15.49	$11.66	$16.20		$18.84	$17.31
Share price at end of period***	$15.84	$11.61
NET ASSET VALUE, TOTAL RETURN:****	34.85%	(27.26)%	(12.56)%		9.62%	12.54%
SHARE PRICE TOTAL RETURN****	35.53%	(27.53)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$18,592	$26,809	$34,012		$58,401	$31,164
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%		0.63%	0.68	%†
Expenses, prior to (Waivers) and/or Recapture	1.23%	0.98%	0.82%		0.96%	0.87	%†
Net investment income, after (Waivers) and/or Recapture	1.20%	1.13%	1.54	%†††	0.87%	0.81	%†
Portfolio turnover rate ††	72%	52%	82%		40%	30%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$(0.01)	$(0.03)		$0.01	—

PowerShares Dynamic Leisure and Entertainment Portfolio

	Year Ended April 30,				For the Period June 23, 2005* Through
	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.65	$15.11	$18.32	$16.29	$14.77
Net investment income**	0.05	0.10	0.12	0.07	0.03
Net realized and unrealized gain (loss) on investments	5.88	(4.46)	(2.75)	2.05	1.51
Total from investment operations	5.93	(4.36)	(2.63)	2.12	1.54
Distributions to shareholders from:
Net investment income	(0.06)	(0.10)	(0.19)	(0.08)	(0.02)
Return of capital	—	—	(0.39)	(0.01)	—
Total distributions	(0.06)	(0.10)	(0.58)	(0.09)	(0.02)
Net asset value at end of period	$16.52	$10.65	$15.11	$18.32	$16.29
Share price at end of period***	$16.54	$10.63
NET ASSET VALUE, TOTAL RETURN:****	55.81%	(28.91)%	(14.58)%	13.02%	10.41%
SHARE PRICE TOTAL RETURN****	56.29%	(29.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$62,794	$12,776	$15,115	$49,472	$27,701
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.64%	0.68%†
Expenses, prior to (Waivers) and/or Recapture	1.06%	1.65%	0.95%	1.07%	1.03%†
Net investment income, after (Waivers) and/or Recapture	0.41%	0.96%	0.70%	0.42%	0.22%†
Portfolio turnover rate ††	68%	50%	58%	35%	48%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.44)	$(0.04)	$(0.16)	$0.01	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $2.00 per share owned of Progressive Corp. (The) on September 14, 2007. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.17 and 0.96%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

67

Financial Highlights (Continued)

PowerShares Dynamic Media Portfolio

	Year Ended April 30,					For the Period June 23, 2005* Through
	2010		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$8.25		$13.44	$16.48	$14.44	$14.93
Net investment income**	0.06		0.05	0.06	0.04	0.02
Net realized and unrealized gain (loss) on investments	5.42		(5.18)	(2.82)	2.04	(0.49)
Total from investment operations	5.48		(5.13)	(2.76)	2.08	(0.47)
Distributions to shareholders from:
Net investment income	(0.05)		(0.04)	(0.06)	(0.04)	(0.02)
Return of capital	(0.00	)(a)	(0.02)	(0.22)	—	—
Total distributions	(0.05)		(0.06)	(0.28)	(0.04)	(0.02)
Net asset value at end of period	$13.68		$8.25	$13.44	$16.48	$14.44
Share price at end of period***	$13.70		$8.26
NET ASSET VALUE, TOTAL RETURN:****	66.55%		(38.30)%	(16.91)%	14.42%	(3.15)%
SHARE PRICE TOTAL RETURN****	66.59%		(38.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$125,875		$8,254	$30,923	$31,305	$24,543
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%		0.63%	0.63%	0.64%	0.68%†
Expenses, prior to (Waivers) and/or Recapture	0.77%		1.22%	0.85%	1.24%	1.04%†
Net investment income (loss), after (Waivers) and/or Recapture	0.51%		0.52%	0.36%	0.25%	0.19%†
Portfolio turnover rate ††	50%		69%	62%	43%	68%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.12)		$0.05	$(0.04)	$(0.01)	—

PowerShares Dynamic Networking Portfolio

	Year Ended April 30,				For the Period June 23, 2005* Through
	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.56	$16.04	$18.68	$17.38	$14.96
Net investment income (loss)**	(0.09)	(0.06)	(0.09)	(0.09)	(0.08)
Net realized and unrealized gain (loss) on investments	7.61	(2.42)	(2.55)	1.39	2.50
Total from investment operations	7.52	(2.48)	(2.64)	1.30	2.42
Net asset value at end of period	$21.08	$13.56	$16.04	$18.68	$17.38
Share price at end of period***	$21.11	$13.58
NET ASSET VALUE, TOTAL RETURN:****	55.46%	(15.46)%	(14.13)%	7.48%	16.18%
SHARE PRICE TOTAL RETURN****	55.45%	(15.28)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$47,437	$16,276	$12,831	$18,677	$27,806
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.64%	0.68	%†
Expenses, prior to (Waivers) and/or Recapture	0.95%	1.92%	1.25%	1.24%	1.03	%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.50)%	(0.49)%	(0.51)%	(0.54)%	(0.59	)%†
Portfolio turnover rate ††	29%	23%	17%	62%	42%
Undistributed net investment income included in price of units issued and redeemed**#	$0.02	$0.11	$0.01	$0.03	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

68

Financial Highlights (Continued)

PowerShares Dynamic Oil & Gas Services Portfolio

	Year Ended April 30,					For the Period October 26, 2005* Through
	2010		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.09		$29.23	$22.70	$21.41	$16.43
Net investment income (loss)**	0.04		0.06	(0.02)	0.00 (a)	(0.01)
Net realized and unrealized gain (loss) on investments	4.98		(16.16)	6.55	1.29	4.99
Total from investment operations	5.02		(16.10)	6.53	1.29	4.98
Distributions to shareholders from:
Net investment income	(0.06)		(0.04)	—	—	—
Return of capital	(0.02)		—	—	—	—
Total distributions	(0.08)		(0.04)	—	—	—
Net asset value at end of period	$18.03		$13.09	$29.23	$22.70	$21.41
Share price at end of period***	$18.28		$13.11
NET ASSET VALUE, TOTAL RETURN:****	38.41%		(55.04)%	28.77%	6.03%	30.31%
SHARE PRICE TOTAL RETURN****	38.13%		(54.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$170,358		$155,716	$379,939	$272,456	$336,132
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%		0.62%	0.62%	0.63%	0.64	%†
Expenses, prior to (Waivers) and/or Recapture	0.63%		0.61%	0.60%	0.65%	0.67	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.24%		0.29%	(0.06)%	0.02%	(0.10	)%†
Portfolio turnover rate ††	56%		48%	67%	76%	10%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$0.00 (a)	—

PowerShares Dynamic Pharmaceuticals Portfolio

	Year Ended April 30,				For the Period June 23, 2005* Through
	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.91	$17.20	$19.61	$16.54	$14.84
Net investment income**	0.14	0.15	0.10	0.08	0.06
Net realized and unrealized gain (loss) on investments	5.76	(3.32)	(2.45)	3.08	1.68
Total from investment operations	5.90	(3.17)	(2.35)	3.16	1.74
Distributions to shareholders from:
Net investment income	(0.26)	(0.12)	(0.06)	(0.08)	(0.04)
Return of capital	—	—	—	(0.01)	—
Total distributions	(0.26)	(0.12)	(0.06)	(0.09)	(0.04)
Net asset value at end of period	$19.55	$13.91	$17.20	$19.61	$16.54
Share price at end of period***	$19.54	$13.92
NET ASSET VALUE, TOTAL RETURN:****	42.69%	(18.52)%	(11.99)%	19.20%	11.74%
SHARE PRICE TOTAL RETURN****	42.51%	(18.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$57,662	$104,349	$106,615	$82,345	$66,157
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.66%†
Expenses, prior to (Waivers) and/or Recapture	0.74%	0.66%	0.69%	0.80%	0.88%†
Net investment income, after (Waivers) and/or Recapture	0.83%	0.95%	0.52%	0.43%	0.42%†
Portfolio turnover rate ††	35%	31%	45%	29%	29%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.04)	$0.00 (a)	$(0.01)	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

69

Financial Highlights (Continued)

PowerShares Dynamic Retail Portfolio

	Year Ended April 30,				For the Period October 26, 2005* Through
	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.64	$15.99	$20.02	$18.29	$15.13
Net investment income**	0.06	0.05	0.04	0.07	0.01
Net realized and unrealized gain (loss) on investments	4.08	(1.36)	(3.92)	1.71	3.16
Total from investment operations	4.14	(1.31)	(3.88)	1.78	3.17
Distributions to shareholders from:
Net investment income	(0.11)	(0.04)	(0.10)	(0.05)	(0.01)
Return of capital	—	—	(0.05)	—	—
Total distributions	(0.11)	(0.04)	(0.15)	(0.05)	(0.01)
Net asset value at end of period	$18.67	$14.64	$15.99	$20.02	$18.29
Share price at end of period***	$19.03	$14.64
NET ASSET VALUE, TOTAL RETURN:****	28.49%	(8.11)%	(19.41)%	9.72%	20.98%
SHARE PRICE TOTAL RETURN****	28.56%	(8.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$24,273	$77,607	$14,391	$24,029	$23,783
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.64%	0.70%†
Expenses, prior to (Waivers) and/or Recapture	0.89%	1.08%	1.46%	1.41%	0.97%†
Net investment income, after (Waivers) and/or Recapture	0.44%	0.45%	0.22%	0.35%	0.17%†
Portfolio turnover rate ††	52%	53%	198%	73%	11%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.10	$(0.17)	$(0.07)	$0.00 (a)	—

PowerShares Dynamic Semiconductors Portfolio

	Year Ended April 30,					For the Period June 23, 2005* Through
	2010		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.39		$16.32	$19.05	$20.18	$14.93
Net investment income (loss)**	0.05		0.04	(0.01)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	3.91		(5.92)	(2.72)	(1.09)	5.30
Total from investment operations	3.96		(5.88)	(2.73)	(1.13)	5.25
Distribution to shareholder from:
Net investment income	(0.06)		(0.05)	—	—	—
Return of capital	(0.00	)(a)	—	—	—	—
Total distributions	(0.06)		(0.05)	—	—	—
Net asset value at end of period	$14.29		$10.39	$16.32	$19.05	$20.18
Share price at end of period***	$14.29		$10.39
NET ASSET VALUE, TOTAL RETURN:****	38.16%		(36.01)%	(14.33)%	(5.60)%	35.16%
SHARE PRICE TOTAL RETURN****	38.16%		(36.01)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$28,573		$36,373	$75,056	$161,886	$106,929
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%		0.63%	0.63%	0.63%	0.65	%†
Expenses, prior to (Waivers) and/or Recapture	0.90%		0.82%	0.67%	0.78%	0.75	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.39%		0.32%	(0.04)%	(0.23)%	(0.33	)%†
Portfolio turnover rate ††	68%		65%	56%	51%	42%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)		$(0.01)	$0.02	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

70

Financial Highlights (Continued)

PowerShares Dynamic Software Portfolio

	Year Ended April 30,				For the Period June 23, 2005* Through
	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.37	$17.53	$20.39	$18.44	$14.98
Net investment income (loss)**	(0.07)	(0.06)	(0.10)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	7.24	(2.10)	(2.76)	2.05	3.54
Total from investment operations	7.17	(2.16)	(2.86)	1.95	3.46
Net asset value at end of period	$22.54	$15.37	$17.53	$20.39	$18.44
Share price at end of period***	$22.55	$15.37
NET ASSET VALUE, TOTAL RETURN:****	46.65%	(12.32)%	(14.03)%	10.57%	23.10%
SHARE PRICE TOTAL RETURN****	46.71%	(12.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$67,626	$36,896	$35,055	$71,369	$49,799
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.67	%†
Expenses, prior to (Waivers) and/or Recapture	0.75%	0.97%	0.78%	0.83%	0.91	%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.38)%	(0.42)%	(0.49)%	(0.51)%	(0.53	)%†
Portfolio turnover rate ††	33%	53%	64%	59%	75%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00 (a)	$0.02	$0.05	$0.00 (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

71

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2010, the Trust offered sixty-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Banking Portfolio	"Dynamic Banking Portfolio"

PowerShares Dynamic Biotechnology & Genome Portfolio	"Dynamic Biotechnology & Genome Portfolio"

PowerShares Dynamic Building & Construction Portfolio	"Dynamic Building & Construction Portfolio"

PowerShares Dynamic Energy Exploration & Production Portfolio	"Dynamic Energy Exploration & Production Portfolio"

PowerShares Dynamic Food & Beverage Portfolio	"Dynamic Food & Beverage Portfolio"

PowerShares Dynamic Healthcare Services Portfolio	"Dynamic Healthcare Services Portfolio"

PowerShares Dynamic Insurance Portfolio	"Dynamic Insurance Portfolio"

PowerShares Dynamic Leisure and Entertainment Portfolio	"Dynamic Leisure and Entertainment Portfolio"

PowerShares Dynamic Media Portfolio	"Dynamic Media Portfolio"

PowerShares Dynamic Networking Portfolio	"Dynamic Networking Portfolio"

PowerShares Dynamic Oil & Gas Services Portfolio	"Dynamic Oil & Gas Services Portfolio"

PowerShares Dynamic Pharmaceuticals Portfolio	"Dynamic Pharmaceuticals Portfolio"

PowerShares Dynamic Retail Portfolio	"Dynamic Retail Portfolio"

PowerShares Dynamic Semiconductors Portfolio	"Dynamic Semiconductors Portfolio"

PowerShares Dynamic Software Portfolio	"Dynamic Software Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of each Fund are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

72

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic Banking Portfolio	Dynamic Banking IntellidexSM Index

Dynamic Biotechnology & Genome Portfolio	Dynamic Biotechnology & Genome IntellidexSM Index

Dynamic Building & Construction Portfolio	Dynamic Building & Construction IntellidexSM Index

Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production IntellidexSM Index

Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index

Dynamic Healthcare Services Portfolio	Dynamic Healthcare Services IntellidexSM Index

Dynamic Insurance Portfolio	Dynamic Insurance IntellidexSM Index

Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure and Entertainment IntellidexSM Index

Dynamic Media Portfolio	Dynamic Media IntellidexSM Index

Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index

Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index

Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceuticals IntellidexSM Index

Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index

Dynamic Semiconductors Portfolio	Dynamic Semiconductors IntellidexSM Index

Dynamic Software Portfolio	Dynamic Software IntellidexSM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

73

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

74

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

B. Other Risks

Replication Management Risk. The Funds are not "actively" managed and do not seek returns in excess of their respective Underlying Indices. Therefore, they would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from its Underlying Index.

Non-Diversified Fund Risk. Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. If a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

75

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and recorded on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and recorded on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with Invesco PowerShares Capital Management LLC (the "Adviser") pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2011. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no

76

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "(Waivers) and/or Recapture". The net amounts of (Waivers) and/or Recapture for the fiscal year ended April 30, 2010 are shown on the Statements of Operations.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2010 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/11	04/30/12	04/30/13
Dynamic Banking Portfolio	$280,262	$74,803	$81,730	$123,729
Dynamic Biotechnology & Genome Portfolio	38,784	9,170	18,040	11,574
Dynamic Building & Construction Portfolio	293,101	117,728	104,482	70,891
Dynamic Energy Exploration & Production Portfolio	182,034	33,825	71,755	76,454
Dynamic Food & Beverage Portfolio	237,336	106,057	64,520	66,759
Dynamic Healthcare Services Portfolio	271,498	73,787	98,004	99,707
Dynamic Insurance Portfolio	308,441	94,552	101,777	112,112
Dynamic Leisure and Entertainment Portfolio	315,404	109,307	111,337	94,760
Dynamic Media Portfolio	278,465	99,230	108,094	71,141
Dynamic Networking Portfolio	319,720	118,952	110,045	90,723
Dynamic Oil & Gas Services Portfolio	327	—	—	327
Dynamic Pharmaceuticals Portfolio	179,396	62,631	42,897	73,868
Dynamic Retail Portfolio	320,938	119,462	107,811	93,665
Dynamic Semiconductors Portfolio	239,300	55,112	92,088	92,100
Dynamic Software Portfolio	259,858	92,188	98,470	69,200

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (formerly, Invesco Aim Distributors, Inc.) (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Adviser has entered into a licensing agreement for each Fund with the NYSE Arca (the "Licensor"). Each Underlying Index name trademark is owned by the respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into a sub-licensing agreement under which the Funds are required to pay the sub-licensing fees, which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

77

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Banking Portfolio
Equity Securities	$25,380,961	$—	$—	$25,380,961
Money Market Fund	82,678	—	—	82,678
Total Investments	25,463,639	—	—	25,463,639
Dynamic Biotechnology & Genome Portfolio
Equity Securities	214,549,000	—	—	214,549,000
Money Market Fund	33,426	—	—	33,426
Total Investments	214,582,426	—	—	214,582,426
Dynamic Building & Construction Portfolio
Equity Securities	50,108,114	—	—	50,108,114
Money Market Fund	54,123	—	—	54,123
Total Investments	50,162,237	—	—	50,162,237

78

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Energy Exploration & Production Portfolio
Equity Securities	$59,927,683	$—	$—	$59,927,683
Money Market Fund	62,144	—	—	62,144
Total Investments	59,989,827	—	—	59,989,827
Dynamic Food & Beverage Portfolio
Equity Securities	72,774,691	—	—	72,774,691
Money Market Fund	12,054	—	—	12,054
Total Investments	72,786,745	—	—	72,786,745
Dynamic Healthcare Services Portfolio
Equity Securities	21,522,274	—	—	21,522,274
Money Market Fund	32,189	—	—	32,189
Total Investments	21,554,463	—	—	21,554,463
Dynamic Insurance Portfolio
Equity Securities	18,597,474	—	—	18,597,474
Money Market Fund	42,783	—	—	42,783
Total Investments	18,640,257	—	—	18,640,257
Dynamic Leisure and Entertainment Portfolio
Equity Securities	62,784,648	—	—	62,784,648
Money Market Fund	40,844	—	—	40,844
Total Investments	62,825,492	—	—	62,825,492
Dynamic Media Portfolio
Equity Securities	125,877,126	—	—	125,877,126
Money Market Fund	72,119	—	—	72,119
Total Investments	125,949,245	—	—	125,949,245
Dynamic Networking Portfolio
Equity Securities	47,468,808	—	—	47,468,808
Money Market Fund	19,641	—	—	19,641
Total Investments	47,488,449	—	—	47,488,449
Dynamic Oil & Gas Services Portfolio
Equity Securities	170,502,454	—	—	170,502,454
Money Market Fund	11,625	—	—	11,625
Total Investments	170,514,079	—	—	170,514,079

79

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Pharmaceuticals Portfolio
Equity Securities	$57,671,942	$—	$—	$57,671,942
Money Market Fund	16,592	—	—	16,592
Total Investments	57,688,534	—	—	57,688,534
Dynamic Retail Portfolio
Equity Securities	24,274,596	—	—	24,274,596
Money Market Fund	36,352	—	—	36,352
Total Investments	24,310,948	—	—	24,310,948
Dynamic Semiconductors Portfolio
Equity Securities	28,584,372	—	—	28,584,372
Money Market Fund	36,256	—	—	36,256
Total Investments	28,620,628	—	—	28,620,628
Dynamic Software Portfolio
Equity Securities	67,673,076	—	—	67,673,076
Money Market Fund	17,717	—	—	17,717
Total Investments	67,690,793	—	—	67,690,793

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2010 and 2009:

	2010		2009
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Dynamic Banking Portfolio	$1,325,518	$13,214	$3,373,727	$—
Dynamic Biotechnology & Genome Portfolio	647,086	217,733	—	—
Dynamic Building & Construction Portfolio	71,961	—	22,670	—
Dynamic Energy Exploration & Production Portfolio	238,490	49,129	345,726	—
Dynamic Food & Beverage Portfolio	1,083,897	—	1,004,394	—
Dynamic Insurance Portfolio	260,945	—	304,900	—
Dynamic Leisure and Entertainment Portfolio	72,405	—	101,048	—
Dynamic Media Portfolio	252,182	22,607	95,850	48,916
Dynamic Oil & Gas Services Portfolio	642,185	258,092	543,711	—
Dynamic Pharmaceuticals Portfolio	992,451	—	949,059	—
Dynamic Retail Portfolio	196,273	—	48,268	—
Dynamic Semiconductors Portfolio	146,532	8,521	141,000	—

80

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)	Capital Loss Carryforward	Post-October* Deferrals	Shares of Beneficial Interest	Total Net Assets
Dynamic Banking Portfolio	$—	$(4,517)	$3,468,552	$(46,303,723)	$(2,160,225)	$70,403,802	$25,403,889
Dynamic Biotechnology & Genome Portfolio	—	(6,773)	22,700,467	(120,436,151)	(1,880,918)	314,013,884	214,390,509
Dynamic Building & Construction Portfolio	10,109	(3,290)	9,733,662	(8,850,482)	(3,897,277)	53,121,651	50,114,373
Dynamic Energy Exploration & Production Portfolio	—	(4,673)	7,360,152	(32,513,391)	(421,275)	85,561,781	59,982,594
Dynamic Food & Beverage Portfolio	183,753	(4,061)	7,807,763	(21,489,865)	—	86,297,093	72,794,683
Dynamic Healthcare Services Portfolio	—	(3,263)	2,113,072	(12,548,961)	(50,509)	31,999,433	21,509,772
Dynamic Insurance Portfolio	29,873	(3,230)	1,746,388	(11,117,052)	(624,569)	28,560,242	18,591,652
Dynamic Leisure and Entertainment Portfolio	23,484	(2,920)	6,237,196	(10,260,933)	(79,387)	66,876,939	62,794,379
Dynamic Media Portfolio	—	(3,118)	15,761,117	(16,330,554)	(14,826)	126,462,445	125,875,064
Dynamic Networking Portfolio	—	(2,894)	7,457,309	(5,875,102)	(6,418)	45,864,110	47,437,005
Dynamic Oil & Gas Services Portfolio	—	(8,321)	24,330,355	(132,785,704)	(25,459,314)	304,280,720	170,357,736
Dynamic Pharmaceuticals Portfolio	33,935	(4,890)	(951,044)	(20,227,411)	(2,555,362)	81,366,751	57,661,979
Dynamic Retail Portfolio	22,330	(3,191)	(857,775)	(7,089,821)	(341,575)	32,542,850	24,272,818
Dynamic Semiconductors Portfolio	—	(3,887)	2,216,330	(44,531,148)	(635,065)	71,527,190	28,573,420
Dynamic Software Portfolio	—	(3,480)	8,245,893	(14,701,968)	(462,129)	74,547,956	67,626,272

* Capital loss incurred after October 31 ("Post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds have capital loss carryforward amounts as of April 30, 2010, which expire on April 30 of each year listed below:

	2013	2014	2015	2016	2017	2018	Total*
Dynamic Banking Portfolio	$—	$—	$—	$1,146,630	$16,399,927	$28,757,166	$46,303,723
Dynamic Biotechnology & Genome Portfolio	—	321,497	19,612,223	15,818,255	34,286,844	50,397,332	120,436,151
Dynamic Building & Construction Portfolio	—	—	2,263,182	742,893	2,843,349	3,001,058	8,850,482
Dynamic Energy Exploration & Production Portfolio	—	—	285,311	3,232,521	7,646,917	21,348,642	32,513,391
Dynamic Food & Beverage Portfolio	—	433,620	1,965,652	1,260,041	7,585,250	10,245,302	21,489,865
Dynamic Healthcare Services Portfolio	—	—	—	1,525,186	5,942,546	5,081,229	12,548,961

81

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

	2013	2014	2015	2016	2017	2018	Total*
Dynamic Insurance Portfolio	$—	$—	$774,301	$2,181,744	$4,422,035	$3,738,972	$11,117,052
Dynamic Leisure and Entertainment Portfolio	—	751,908	1,611,839	2,111,801	2,895,936	2,889,449	10,260,933
Dynamic Media Portfolio	—	545,973	3,187,134	2,505,039	4,930,761	5,161,647	16,330,554
Dynamic Networking Portfolio	—	383,187	1,939,441	1,064,275	1,975,581	512,618	5,875,102
Dynamic Oil & Gas Services Portfolio	—	—	15,026,862	7,909,602	24,680,663	85,168,577	132,785,704
Dynamic Pharmaceuticals Portfolio	164,751	66,659	644,797	1,727,610	2,128,715	15,494,879	20,227,411
Dynamic Retail Portfolio	—	—	937,070	1,908,967	2,427,604	1,816,180	7,089,821
Dynamic Semiconductors Portfolio	—	271,588	9,158,832	10,196,415	14,001,359	10,902,954	44,531,148
Dynamic Software Portfolio	—	108,427	3,017,278	1,542,190	7,095,351	2,938,722	14,701,968

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 6. Investment Transactions

For the fiscal year ended April 30, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Banking Portfolio	$26,046,007	$27,800,741
Dynamic Biotechnology & Genome Portfolio	156,951,251	144,091,073
Dynamic Building & Construction Portfolio	30,407,090	31,384,193
Dynamic Energy Exploration & Production Portfolio	38,901,790	38,281,521
Dynamic Food & Beverage Portfolio	39,109,585	40,300,898
Dynamic Healthcare Services Portfolio	9,650,910	9,256,462
Dynamic Insurance Portfolio	13,724,289	13,769,516
Dynamic Leisure and Entertainment Portfolio	16,306,004	15,777,826
Dynamic Media Portfolio	31,993,013	27,134,626
Dynamic Networking Portfolio	10,566,042	8,118,349
Dynamic Oil & Gas Services Portfolio	100,297,853	132,845,911
Dynamic Pharmaceuticals Portfolio	23,859,933	24,223,660
Dynamic Retail Portfolio	19,433,197	22,421,196
Dynamic Semiconductors Portfolio	23,112,097	23,467,237
Dynamic Software Portfolio	22,278,505	18,102,315

For the fiscal year ended April 30, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Banking Portfolio	$31,049,299	$81,036,212
Dynamic Biotechnology & Genome Portfolio	115,187,002	124,434,619
Dynamic Building & Construction Portfolio	42,108,879	51,937,794
Dynamic Energy Exploration & Production Portfolio	46,944,617	57,724,669

82

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

	Securities Received	Securities Delivered
Dynamic Food & Beverage Portfolio	$73,939,596	$101,529,161
Dynamic Healthcare Services Portfolio	20,103,951	13,751,882
Dynamic Insurance Portfolio	14,295,465	27,886,327
Dynamic Leisure and Entertainment Portfolio	74,150,798	35,190,416
Dynamic Media Portfolio	125,667,800	36,949,450
Dynamic Networking Portfolio	40,050,017	23,475,329
Dynamic Oil & Gas Services Portfolio	115,566,621	123,926,515
Dynamic Pharmaceuticals Portfolio	21,473,264	93,561,646
Dynamic Retail Portfolio	84,763,583	141,047,880
Dynamic Semiconductors Portfolio	36,208,717	53,934,071
Dynamic Software Portfolio	63,131,287	56,879,565

Gains and (losses) on in-kind transactions are generally not considered taxable gains (losses) for Federal income tax purposes.

At April 30, 2010, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Banking Portfolio	$21,995,087	$3,468,552	$3,845,579	$(377,027)
Dynamic Biotechnology & Genome Portfolio	191,881,959	22,700,467	28,737,307	(6,036,840)
Dynamic Building & Construction Portfolio	40,428,575	9,733,662	10,091,865	(358,203)
Dynamic Energy Exploration & Production Portfolio	52,629,675	7,360,152	9,179,711	(1,819,559)
Dynamic Food & Beverage Portfolio	64,978,982	7,807,763	8,065,946	(258,183)
Dynamic Healthcare Services Portfolio	19,441,391	2,113,072	2,338,749	(225,677)
Dynamic Insurance Portfolio	16,893,869	1,746,388	2,044,429	(298,041)
Dynamic Leisure and Entertainment Portfolio	56,588,296	6,237,196	6,237,196	—
Dynamic Media Portfolio	110,188,128	15,761,117	16,824,226	(1,063,109)
Dynamic Networking Portfolio	40,031,140	7,457,309	7,879,233	(421,924)
Dynamic Oil & Gas Services Portfolio	146,183,724	24,330,355	28,882,733	(4,552,378)
Dynamic Pharmaceuticals Portfolio	58,639,578	(951,044)	6,690,237	(7,641,281)
Dynamic Retail Portfolio	25,168,723	(857,775)	26,516	(884,291)
Dynamic Semiconductors Portfolio	26,404,298	2,216,330	3,180,527	(964,197)
Dynamic Software Portfolio	59,444,900	8,245,893	8,630,640	(384,747)

83

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on April 30, 2010, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2010, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dynamic Banking Portfolio	$24,372	$6,989,291	$(7,013,663)
Dynamic Biotechnology & Genome Portfolio	281,186	(37,300,266)	37,019,080
Dynamic Building & Construction Portfolio	20,556	(7,116,660)	7,096,104
Dynamic Energy Exploration & Production Portfolio	(81,190)	(11,558,922)	11,640,112
Dynamic Food & Beverage Portfolio	275,996	(11,510,706)	11,234,710
Dynamic Healthcare Services Portfolio	50,268	(1,627,810)	1,577,542
Dynamic Insurance Portfolio	(15,651)	(1,154,666)	1,170,317
Dynamic Leisure and Entertainment Portfolio	764,293	(5,673,014)	4,908,721
Dynamic Media Portfolio	541,259	(6,781,061)	6,239,802
Dynamic Networking Portfolio	113,068	(5,603,802)	5,490,734
Dynamic Oil & Gas Services Portfolio	261,127	(6,280,393)	6,019,266
Dynamic Pharmaceuticals Portfolio	161,901	1,322,889	(1,484,790)
Dynamic Retail Portfolio	(241,079)	(24,670,186)	24,911,265
Dynamic Semiconductors Portfolio	35,163	(6,493,420)	6,458,257
Dynamic Software Portfolio	203,376	(14,413,744)	14,210,368

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient

84

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

85

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2010, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
June 28, 2010

86

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2010:

Federal Income Tax Information

	Qualified dividend income*	Corporate dividends- received deduction*
Dynamic Banking Portfolio	100%	100%
Dynamic Biotechnology & Genome Portfolio	100%	100%
Dynamic Building & Construction Portfolio	100%	100%
Dynamic Energy Exploration & Production Portfolio	100%	100%
Dynamic Food & Beverage Portfolio	100%	100%
Dynamic Healthcare Services Portfolio	0%	0%
Dynamic Insurance Portfolio	100%	100%
Dynamic Leisure and Entertainment Portfolio	100%	100%
Dynamic Media Portfolio	100%	100%
Dynamic Networking Portfolio	0%	0%
Dynamic Oil & Gas Services Portfolio	100%	100%
Dynamic Pharmaceuticals Portfolio	100%	100%
Dynamic Retail Portfolio	100%	100%
Dynamic Semiconductors Portfolio	100%	100%
Dynamic Software Portfolio	0%	0%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

87

Proxy Results

A Special Meeting of Shareholders was held on March 22, 2010 to elect seven individuals to the Board of Trustees of PowerShares Exchange-Traded Fund Trust.

The results of the voting on the above matter were as follows:

Trustees	Votes For	Withheld/ Abstentions*
Ronn R. Bagge	426,624,761	8,241,402
Todd J. Barre	426,876,044	7,990,119
H. Bruce Bond	426,681,223	8,184,940
Kevin M. Carome	425,386,415	9,479,748
Marc M. Kole	426,529,715	8,336,448
Phillip M. Nussbaum	426,531,618	8,334,545
Donald H. Wilson	426,691,769	8,174,394

* Includes Non-Votes.

88

Trustees and Officers

The Independent Trustees, the Trustees who are affiliated with the Adviser (the "Interested Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and officers information is current as of April 30, 2010.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (52) YQA Capital Management LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	111	None

Todd J. Barre (52) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). BMO Financial Group/Harris Private Bank	111	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

89

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	111	None

Philip M. Nussbaum (48) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (2004-Present); formerly Managing Director, Communication Institute (2002-2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (1994-1999)	111	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

90

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	111	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

91

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2003	Chairman, Invesco Power-Shares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	111	None

  *  This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

92

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
Kevin M. Carome (53) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	111	None

  *  This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

93

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (35) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (55) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer and Secretary	Treasurer since 2006; Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations. The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly, principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicago land area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (28) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008- Present); formerly, Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

94

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco PowerShares Capital Management LLC 11 Greenway Plaza Suite 100 Houston, Texas 77046	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers, Inc. (formerly Invesco Institutional, (N.A.), Inc. – registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly: Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. – registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

95

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 15, 2010, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 57 series (each, a "Fund" and collectively, the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares Cleantech Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares DWA Technical Leaders Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares WilderHill Progressive Energy Portfolio

96

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2009. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance, including a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for tracking error for certain PowerShares funds, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that each Fund's correlation was within the targeted range set forth in the Trust's registration statement and that, for each Fund other than PowerShares Global Listed Private Equity Portfolio, the tracking error was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares Global Listed Private Equity Portfolio's tracking error. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund is:

•  0.50% of the Fund's average net assets, for each Fund other than PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio;

97

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

•  0.40% of the Fund's average net assets, for each of PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend Achievers(TM) Portfolio and PowerShares International Dividend AchieversTM Portfolio; and

•  0.29% of the Fund's average net assets, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio.

The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay expenses (an "Expense Cap") to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund's average daily net assets, at least until August 31, 2011, as set forth below:

•  0.60%, excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio;

•  0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio;

•  0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio; and

•  0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each other Fund.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

•  higher than the median advisory fee of its ETF peer funds (except for the advisory fee of each of PowerShares Financial Preferred Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares International Dividend AchieversTM Portfolio, which was lower than the median advisory fee of its ETF peer funds); and

•  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares DWA Technical Leaders Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Value Line Industry Rotation Portfolio and PowerShares Value Line Timeliness Select Portfolio, which was equal to or lower than the median advisory fee of its open-end index peer funds, and there was no comparable data for PowerShares Dynamic Basic Materials Sector Portfolio); but

98

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

•  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees determined that the advisory fees were reasonable, noting the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratio for each Fund was:

•  higher than the median expense ratio of its ETF peer funds (except for the net expense ratio of each of PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares International Dividend AchieversTM Portfolio, which was less than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the net expense ratio of each of PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Oil and Gas Services Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Financial Preferred Portfolio and PowerShares Global Listed Private Equity Portfolio, which was lower than the median expense ratio of its open-end index peer funds, and there was no comparable data for PowerShares Dynamic Basic Materials Sector Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds.

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund's Expense Cap) were reasonable and appropriate in light of the services provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio and expense limitation agreed to by the Adviser. The Trustees noted that, for Funds whose expenses are higher than their respective Expense Caps, any reduction in that Fund's expenses would be enjoyed by the Adviser, but that Fund shareholders benefit from the lower expense ratio as a result of the Fund's Expense Cap. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund, other than PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense

99

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate, noting the Fund expenses the Adviser has borne as a result of the Expense Cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

100

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-AR-7

2010 Annual Report to Shareholders

April 30, 2010

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares NASDAQ Internet Portfolio

The Market Environment	2

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	26

Fees and Expenses	28

Sector Portfolios

Schedules of Investments

PowerShares Dynamic Basic Materials Sector Portfolio	30

PowerShares Dynamic Consumer Discretionary Sector Portfolio	32

PowerShares Dynamic Consumer Staples Sector Portfolio	34

PowerShares Dynamic Energy Sector Portfolio	35

PowerShares Dynamic Financial Sector Portfolio	36

PowerShares Dynamic Healthcare Sector Portfolio	38

PowerShares Dynamic Industrials Sector Portfolio	39

PowerShares Dynamic Technology Sector Portfolio	41

PowerShares Dynamic Telecommunications & Wireless Portfolio	42

PowerShares Dynamic Utilities Portfolio	43

PowerShares NASDAQ Internet Portfolio	44

Statements of Assets and Liabilities	46

Statements of Operations	48

Statements of Changes in Net Assets	50

Financial Highlights	54

Notes to Financial Statements	60

Report of Independent Registered Public Accounting Firm	72

Tax Information	73

Proxy Results	74

Trustees and Officers	75

Board Considerations Regarding Continuation of Investment Advisory Agreements	81

The Market Environment

For the fiscal year ended April 30, 2010 (the "reporting period"), the U.S. markets recouped more than their previous year's losses. With the government's bank support programs firmly in place, the U.S. economy rebounded from its worst recession since the 1920s and U.S. equity markets rallied accordingly during the same period with the following performance: S&P 500® Index returned 38.82%, Dow Jones Industrial Index returned 38.61% and NASDAQ-100® Index returned 44.44%. As a result of the tremendous government assistance provided to U.S. banks, insurers, and automotive companies, consumer discretionary and financial stocks surged the most out of the ten S&P 500® sectors. Despite the sharp rise in U.S. equity prices, almost $23 billion in outflows occurred during this timeframe (based on Investment Company Institute statistics) as investors re-allocated their assets to income-generating products.

Interest rates remained at historically low levels, which supported bond prices during the reporting period. With the exception of U.S. Treasuries, fixed income markets enjoyed unprecedented gains in both total returns and inflows over the reporting period. Despite a newfound aversion to equity risk, investors put the most money to work in the riskiest bond sectors. As a result, higher beta bond sectors performed the best during the reporting period. For example, the Bank of America Merrill Lynch (BAML) U.S. High Yield Master II Index returned 44.20%, while the BAML U.S. Corporate, Government & Mortgage Index (prev. Domestic Master) returned 7.84% during the reporting period. Municipal bonds benefited from low supply and the establishment of the Build America Bond (BAB) program. As a result, the BAML Municipal Master Index returned 9.73% and the BAML BAB Index returned 9.60%. According to ICI statistics, domestic bond funds grew at a record pace during the reporting period, experiencing $353.5 billion in taxable inflows and $68.5 billion in municipal bond inflows.

2

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Manager's Analysis

PowerShares Dynamic Basic Materials Sector Portfolio (ticker: PYZ)

The PowerShares Dynamic Basic Materials Sector Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Basic Materials Sector IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 57.46%. Over this same year, the Index returned 58.72%, while the S&P Materials Index returned 36.12%. The Fund benefited from positive performance in chemicals, containers & packaging and metals & mining industries. The Fund suffered negative performance in construction materials. The Fund underperformed the Index due to negative trading slippage during the February rebalance.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Chemicals-Specialty	26.8
Paper & Related Products	14.5
Chemicals-Diversified	13.0
Containers-Paper/Plastic	8.0
Containers-Metal/Glass	6.4
Industrial Gases	4.9
Metal-Copper	4.5
Chemicals-Plastics	3.3
Coatings/Paint	2.7
Gold Mining	2.5
Metal-Iron	2.4
Metal-Aluminum	2.2
Agricultural Chemicals	1.9
Platinum	1.8
Diversified Minerals	1.3
Miscellaneous Manufacturing	1.3
Water Treatment Systems	1.3
Diversified Manufacturing Operations	1.2
Money Market Fund	0.1
Other	(0.1)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Sigma-Aldrich Corp.	2.7
Owens-Illinois, Inc.	2.6
E.I. du Pont de Nemours & Co.	2.6
Ecolab, Inc.	2.5
International Paper Co.	2.5
PPG Industries, Inc.	2.5
Lubrizol Corp. (The)	2.5
Newmont Mining Corp.	2.5
Air Products & Chemicals, Inc.	2.4
Praxair, Inc.	2.4
Total	25.2

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Value	30.2
Small-Cap Value	20.3
Large-Cap Value	18.6
Small-Cap Growth	14.3
Large-Cap Growth	9.7
Mid-Cap Growth	6.9

4

Manager's Analysis (Continued)

PowerShares Dynamic Basic Materials Sector Portfolio (ticker: PYZ)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Basic Materials Sector IntellidexSM Index	58.72%	1.87%	8.26%	32.53%
S&P Materials Index	36.12%	-2.73%	3.71%	13.96%
Dow Jones Basic Materials Index	54.49%	-1.15%	5.25%	20.12%
S&P 500® Index	38.82%	-5.04%	-1.13%	-3.99%
Fund
NAV Return	57.46%	0.82%	7.15%	27.79%
Share Price Return	57.59%	0.83%	7.21%	28.00%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.97%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.65% while the Fund's total gross operating expense ratio was 0.91%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Materials Index, Dow Jones Basic Materials Index, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 29, 71, and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

5

Manager's Analysis

PowerShares Dynamic Consumer Discretionary Sector Portfolio (ticker: PEZ)

The PowerShares Dynamic Consumer Discretionary Sector Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Consumer Discretionary Sector IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 39.37%. Over this same year, the Index returned 40.31%, while the S&P Consumer Discretionary Index returned 51.84%. The Fund benefited from positive performance in specialty retail, textiles apparel & luxury goods and household durables industries. Fund performance was positive within each industry in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Retail	35.3
Apparel	18.2
Media	14.0
Home Furnishings	6.0
Household Products/Wares	5.3
Commercial Services	4.2
Toys/Games/Hobbies	3.8
Auto Parts & Equipment	2.9
Chemicals	2.7
Leisure Time	1.5
Lodging	1.4
Building Materials	1.3
Home Builders	1.2
Textiles	1.1
Airlines	1.1
Money Market Fund	0.2
Other	(0.2)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Whirlpool Corp.	2.8
Sherwin-Williams Co. (The)	2.7
Viacom, Inc.	2.6
Walt Disney Co. (The)	2.6
Urban Outfitters, Inc.	2.5
Gap, Inc. (The)	2.5
Coach, Inc.	2.5
Starbucks Corp.	2.5
Polo Ralph Lauren Corp.	2.4
NIKE, Inc.	2.4
Total	25.5

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Value	29.4
Mid-Cap Value	21.2
Mid-Cap Growth	16.8
Large-Cap Growth	14.8
Small-Cap Growth	10.6
Large-Cap Value	7.2

6

Manager's Analysis (Continued)

PowerShares Dynamic Consumer Discretionary Sector Portfolio (ticker: PEZ)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Consumer Discretionary Sector IntellidexSM Index	40.31%	-5.10%	-0.84%	-2.96%
S&P Consumer Discretionary Index	51.84%	-2.07%	1.48%	5.39%
S&P 500® Index	38.82%	-5.04%	-1.13%	-3.99%
Fund
NAV Return	39.37%	-5.47%	-1.28%	-4.46%
Share Price Return	39.49%	-5.46%	-1.24%	-4.34%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.68%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.65% while the Fund's total gross operating expense ratio was 1.32%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Discretionary Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 81 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

7

Manager's Analysis

PowerShares Dynamic Consumer Staples Sector Portfolio (ticker: PSL)

The PowerShares Dynamic Consumer Staples Sector Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Consumer Staples Sector IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 30.87%. Over this same year, the Index returned 31.90%, while the S&P Consumer Staples Index returned 29.77%. The Fund benefited from positive performance in food products, personal products and beverages industries. Fund performance was positive within each industry in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Food	36.2
Beverages	14.7
Cosmetics/Personal Care	14.3
Retail	11.4
Household Products/Wares	9.4
Agriculture	8.3
Pharmaceuticals	2.8
Environmental Control	1.5
Electrical Components & Equipment	1.4
Money Market Fund	0.0
Other	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Value	27.2
Small-Cap Value	23.2
Large-Cap Growth	20.2
Mid-Cap Value	12.7
Mid-Cap Growth	9.5
Small-Cap Growth	7.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Sysco Corp.	2.5
Avon Products, Inc.	2.5
Kellogg Co.	2.5
PepsiCo, Inc.	2.4
H.J. Heinz Co.	2.4
Colgate-Palmolive Co.	2.4
Coca-Cola Co. (The)	2.4
Reynolds American, Inc.	2.4
Kimberly-Clark Corp.	2.4
Philip Morris International, Inc.	2.3
Total	24.2

8

Manager's Analysis (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio (ticker: PSL)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Consumer Staples Sector IntellidexSM Index	31.90%	0.49%	3.96%	14.76%
S&P Consumer Staples Index	29.77%	3.12%	5.18%	19.85%
S&P 500® Index	38.82%	-5.04%	-1.13%	-3.99%
Fund
NAV Return	30.87%	-0.24%	3.22%	11.89%
Share Price Return	30.99%	-0.27%	3.21%	11.86%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.94%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.65% while the Fund's total gross operating expense ratio was 0.87%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Staples Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 41 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

9

Manager's Analysis

PowerShares Dynamic Energy Sector Portfolio (ticker: PXI)

The PowerShares Dynamic Energy Sector Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Energy Sector IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 50.81%. Over this same year, the Index returned 52.05%, while the S&P Energy Index returned 29.03%. The Fund benefited from positive performance in oil gas & consumable fuels, energy equipment & services and gas utilities industries. Fund performance was positive within each industry in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Oil Companies-Exploration & Production	25.9
Pipelines	16.6
Gas-Distribution	15.5
Oil Companies-Integrated	12.8
Oil Field Machinery & Equipment	10.0
Coal	7.0
Oil-Field Services	4.2
Oil & Gas Drilling	4.0
Retail-Petroleum Products	1.3
Transportation-Services	1.3
Electric-Integrated	1.3
Money Market Fund	0.1
Other	(0.0)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
ConocoPhillips	2.8
FMC Technologies, Inc.	2.7
Murphy Oil Corp.	2.6
Questar Corp.	2.6
Chevron Corp.	2.6
Occidental Petroleum Corp.	2.5
Williams Cos., Inc. (The)	2.5
Hess Corp.	2.5
Spectra Energy Corp.	2.4
Energy Transfer Equity LP	2.4
Total	25.6

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Value	28.7
Mid-Cap Value	25.2
Large-Cap Value	24.9
Mid-Cap Growth	15.0
Large-Cap Growth	4.5
Small-Cap Growth	1.7

10

Manager's Analysis (Continued)

PowerShares Dynamic Energy Sector Portfolio (ticker: PXI)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Energy Sector IntellidexSM Index	52.05%	-1.29%	5.13%	19.44%
S&P Energy Index	29.03%	-0.86%	4.33%	16.41%
Dow Jones Oil & Gas Index	28.80%	-0.60%	4.87%	18.59%
S&P 500® Index	38.82%	-5.04%	-1.13%	-3.99%
Fund
NAV Return	50.81%	-1.81%	4.57%	17.17%
Share Price Return	50.73%	-1.82%	4.59%	17.26%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.98%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.65% while the Fund's total gross operating expense ratio was 0.93%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Energy Index, Dow Jones Oil & Gas Index, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 34, 70, and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

11

Manager's Analysis

PowerShares Dynamic Financial Sector Portfolio (ticker: PFI)

The PowerShares Dynamic Financial Sector Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Financial Sector IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 27.90%. Over this same year, the Index returned 29.54%, while the S&P Financials Index returned 51.62%. The Fund benefited from positive performance in insurance, consumer finance and capital markets industries. The Fund suffered negative performance in real estate management & development, real estate investment trusts (REITs) and thrifts & mortgage finance industries.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Property/Casualty Insurance	21.7
Investment Management/ Advisor Services	16.0
Life/Health Insurance	13.8
Super-Regional Banks-U.S.	8.1
Multi-line Insurance	6.1
Commercial Banks-Central U.S.	5.3
Retail-Pawn Shops	3.8
Finance-Other Services	3.8
Finance-Credit Card	2.8
Commercial Banks-Eastern U.S.	2.7
Investment Companies	2.7
S&L/Thrifts-Eastern U.S.	2.6
Finance-Consumer Loans	2.6
Diversified Banking Institution	2.1
Commercial Services-Finance	1.6
Insurance Brokers	1.5
Finance-Auto Loans	1.4
Reinsurance	1.3
Money Market Fund	0.3
Other	(0.2)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Principal Financial Group, Inc.	2.9
PNC Financial Services Group, Inc.	2.8
Wells Fargo & Co.	2.8
American Express Co.	2.7
Progressive Corp. (The)	2.7
Ameriprise Financial, Inc.	2.6
Franklin Resources, Inc.	2.6
T. Rowe Price Group, Inc.	2.6
U.S. Bancorp	2.5
IntercontinentalExchange, Inc.	2.5
Total	26.7

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Value	32.6
Large-Cap Value	24.9
Mid-Cap Value	14.9
Large-Cap Growth	10.2
Small-Cap Growth	9.2
Mid-Cap Growth	8.2

12

Manager's Analysis (Continued)

PowerShares Dynamic Financial Sector Portfolio (ticker: PFI)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Financial Sector IntellidexSM Index	29.54%	-9.55%	-6.60%	-21.51%
S&P Financials Index	51.62%	-22.00%	-16.95%	-48.61%
Dow Jones Financials Index	47.14%	-21.17%	-16.62%	-47.87%
S&P 500® Index	38.82%	-5.04%	-1.13%	-3.99%
Fund
NAV Return	27.90%	-10.37%	-7.40%	-23.89%
Share Price Return	28.09%	-10.41%	-7.41%	-23.89%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.13%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.65% while the Fund's total gross operating expense ratio was 1.25%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Financials Index, Dow Jones Financials Index, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 93, 300, and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

13

Manager's Analysis

PowerShares Dynamic Healthcare Sector Portfolio (ticker: PTH)

The PowerShares Dynamic Healthcare Sector Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Healthcare Sector IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 44.09%. Over this same year, the Index returned 45.50%, while the S&P Health Care Index returned 30.34%. The Fund benefited from positive performance in health care providers & services, pharmaceuticals and life sciences tools & services industries. Fund performance was positive within each industry in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Healthcare-Services	30.7
Healthcare-Products	30.5
Pharmaceuticals	22.4
Electronics	7.0
Biotechnology	4.1
Commercial Services	4.1
Distribution/Wholesale	1.3
Money Market Fund	0.0
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Mid-Cap Growth	28.7
Small-Cap Growth	20.6
Small-Cap Value	17.6
Large-Cap Growth	14.5
Large-Cap Value	11.7
Mid-Cap Value	6.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Waters Corp.	2.8
Thermo Fisher Scientific, Inc.	2.6
AmerisourceBergen Corp.	2.6
McKesson Corp.	2.5
Allergan, Inc.	2.5
Stryker Corp.	2.5
Laboratory Corp. of America Holdings	2.5
Zimmer Holdings, Inc.	2.5
Bristol-Myers Squibb Co.	2.4
Hospira, Inc.	2.4
Total	25.3

14

Manager's Analysis (Continued)

PowerShares Dynamic Healthcare Sector Portfolio (ticker: PTH)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Healthcare Sector IntellidexSM Index	45.50%	-2.63%	1.64%	5.96%
S&P Health Care Index	30.34%	-3.13%	-0.04%	-0.16%
Dow Jones Healthcare Index	32.62%	-1.54%	1.28%	4.66%
S&P 500® Index	38.82%	-5.04%	-1.13%	-3.99%
Fund
NAV Return	44.09%	-3.39%	0.86%	3.07%
Share Price Return	44.28%	-3.42%	0.85%	3.03%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.71%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.65% while the Fund's total gross operating expense ratio was 0.72%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Health Care Index, Dow Jones Healthcare Index, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performace of approximately 51, 180, and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

15

Manager's Analysis

PowerShares Dynamic Industrials Sector Portfolio (ticker: PRN)

The PowerShares Dynamic Industrials Sector Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Industrials Sector IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 35.73%. Over this same year, the Index returned 37.05%, while the S&P Industrials Index returned 52.73%. The Fund benefited from positive performance in machinery, aerospace & defense and commercial services industries. The Fund suffered negative performance in professional services and marine industries.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Miscellaneous Manufacturing	32.8
Aerospace/Defense	8.5
Engineering & Construction	8.1
Machinery-Diversified	8.1
Commercial Services	6.0
Electronics	5.8
Building Materials	5.5
Machinery-Construction & Mining	3.7
Trucking & Leasing	3.1
Household Products/Wares	2.9
Transportation	2.6
Electrical Components & Equipment	2.6
Housewares	1.6
Retail	1.4
Hand/Machine Tools	1.3
Distribution/Wholesale	1.3
Auto Manufacturers	1.2
Computers	1.2
Food	1.1
Auto Parts & Equipment	1.1
Money Market Fund	0.2
Other	(0.1)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Cummins, Inc.	2.8
McDermott International, Inc.	2.6
Honeywell International, Inc.	2.6
United Parcel Service, Inc.	2.6
Rockwell Collins, Inc.	2.5
Parker Hannifin Corp.	2.5
Danaher Corp.	2.5
Eaton Corp.	2.5
Illinois Tool Works, Inc.	2.5
Rockwell Automation, Inc.	2.5
Total	25.6

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Value	29.6
Mid-Cap Value	18.1
Large-Cap Growth	15.2
Small-Cap Growth	13.6
Large-Cap Value	12.2
Mid-Cap Growth	11.3

16

Manager's Analysis (Continued)

PowerShares Dynamic Industrials Sector Portfolio (ticker: PRN)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Industrials Sector IntellidexSM Index	37.05%	-3.28%	1.05%	3.78%
S&P Industrials Index	52.73%	-3.26%	0.43%	1.54%
Dow Jones Industrials Index	38.61%	-2.84%	1.09%	3.98%
S&P 500® Index	38.82%	-5.04%	-1.13%	-3.99%
Fund
NAV Return	35.73%	-4.08%	0.24%	0.87%
Share Price Return	35.89%	-4.10%	0.24%	0.87%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.81%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.65% while the Fund's total gross operating expense ratio was 0.82%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Industrials Index, Dow Jones Industrials Index, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 56, 270, and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

17

Manager's Analysis

PowerShares Dynamic Technology Sector Portfolio (ticker: PTF)

The PowerShares Dynamic Technology Sector Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Technology Sector IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 36.50%. Over this same year, the Index returned 37.54%, while the S&P Information Technology Index returned 43.49%. The Fund benefited from positive performance in software, IT services and computers & peripherals industries. Fund performance was positive within each industry in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Computers	26.0
Electronics	19.2
Software	15.0
Semiconductors	14.4
Telecommunications	9.4
Commercial Services	6.3
Internet	5.6
Distribution/Wholesale	2.7
Electrical Components & Equipment	1.5
Money Market Fund	0.0
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Growth	24.2
Mid-Cap Growth	21.5
Large-Cap Growth	17.9
Mid-Cap Value	17.1
Small-Cap Value	12.1
Large-Cap Value	7.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
SanDisk Corp.	3.2
Apple, Inc.	3.0
Intel Corp.	2.6
Amphenol Corp.	2.6
Cisco Systems, Inc.	2.5
Corning, Inc.	2.5
EMC Corp.	2.5
Texas Instruments, Inc.	2.5
Microsoft Corp.	2.5
Western Digital Corp.	2.4
Total	26.3

18

Manager's Analysis (Continued)

PowerShares Dynamic Technology Sector Portfolio (ticker: PTF)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Technology Sector IntellidexSM Index	37.54%	-4.62%	-1.53%	-5.34%
S&P Information Technology Index	43.49%	2.04%	4.66%	17.73%
Dow Jones Technology Index	44.93%	2.71%	5.24%	20.09%
S&P 500® Index	38.82%	-5.04%	-1.13%	-3.99%
Fund
NAV Return	36.50%	-5.27%	-2.20%	-7.60%
Share Price Return	36.44%	-5.30%	-2.21%	-7.64%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.89%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.65% while the Fund's total gross operating expense ratio was 0.90%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Information Technology Index, Dow Jones Technology Index, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 70, 252, and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

19

Manager's Analysis

PowerShares Dynamic Telecommunications & Wireless Portfolio (ticker: PTE)

The PowerShares Dynamic Telecommunications & Wireless Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Telecommunications & Wireless IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 36.92%. Over this same year the Index returned 38.96% while the S&P Telecommunication Services Index returned 8.25%. The Fund benefited from positive performance in diversified telecommunication services, media and wireless telecommunication services industries. Fund performance was positive within each industry in which it was invested. The Fund underperformed the Index due to a small amount of negative trading slippage during rebalance.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Telephone-Integrated	25.0
Cable/Satellite TV	18.0
Telecommunication Services	17.3
Cellular Telecommunications	5.7
Web Portals/ISP	5.2
Networking Products	5.0
Wireless Equipment	4.7
Internet Connectivity Services	4.6
E-Commerce/Services	3.1
Transactional Software	2.9
Telecommunication Equipment	2.9
Internet Infrastructure Software	2.8
Data Processing/Management	2.8
Money Market Fund	0.0
Other	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Small-Cap Growth	27.5
Small-Cap Value	22.9
Large-Cap Growth	19.9
Large-Cap Value	13.7
Mid-Cap Value	13.2
Mid-Cap Growth	2.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Comcast Corp.	5.4
DISH Network Corp.	5.0
Cisco Systems, Inc.	5.0
DIRECTV	4.8
AT&T, Inc.	4.7
Motorola, Inc.	4.7
Verizon Communications, Inc.	4.5
CenturyTel, Inc.	4.5
RCN Corp.	3.3
United Online, Inc.	3.1
Total	45.0

20

Manager's Analysis (Continued)

PowerShares Dynamic Telecommunications & Wireless Portfolio (ticker: PTE)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Telecommunications & Wireless IntellidexSM Index	38.96%	-6.62%	2.33%	10.68%
S&P Telecommunication Services Index	8.25%	-9.17%	1.50%	6.80%
S&P Information Technology Index	43.49%	2.04%	3.57%	16.76%
S&P 500® Index	38.82%	-5.04%	0.94%	4.23%
Fund
NAV Return	36.92%	-7.37%	1.44%	6.51%
Share Price Return	37.01%	-7.37%	1.46%	6.58%

Fund Inception: December 6, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.29%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 1.25%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Telecommunication Services Index, S&P Information Technology Index, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 9, 70, and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

21

Manager's Analysis

PowerShares Dynamic Utilities Portfolio (ticker: PUI)

The PowerShares Dynamic Utilities Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Utilities IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 19.79%. Over this same year, the Index returned 20.73%, while the S&P Utilities Index returned 23.42%. The Fund benefited from positive performance in multi-utilities, electric utilities and gas utilities industries. The Fund suffered negative performance in water utilities industry.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

Electric-Integrated	70.4
Gas-Distribution	29.6
Money Market Fund	0.1
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Value	41.4
Small-Cap Value	30.4
Mid-Cap Value	28.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Southern Co.	5.2
Entergy Corp.	5.1
Edison International	5.0
PG&E Corp.	5.0
American Electric Power Co., Inc.	4.8
Exelon Corp.	4.8
Sempra Energy	4.7
PPL Corp.	4.1
Unisource Energy Corp.	3.0
OGE Energy Corp.	2.9
Total	44.6

22

Manager's Analysis (Continued)

PowerShares Dynamic Utilities Portfolio (ticker: PUI)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2010
	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Utilities IntellidexSM Index	20.73%	-6.35%	3.14%	14.94%
S&P Utilities Index	23.42%	-6.22%	3.09%	14.68%
Dow Jones Utilities Index	21.56%	-5.65%	3.01%	14.27%
S&P 500® Index	38.82%	-5.04%	1.76%	8.17%
Fund
NAV Return	19.79%	-6.97%	2.45%	11.54%
Share Price Return	19.97%	-6.97%	2.48%	11.67%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2011. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.82%. In the Financial Highlights section of this Shareholder Report, the Fund's total net (subsidized) operating expense ratio was determined to be 0.63% while the Fund's total gross operating expense ratio was 0.95%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Utilities Index, Dow Jones Utilities Index, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 35, 90, and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

23

Manager's Analysis

PowerShares NASDAQ Internet Portfolio (ticker: PNQI)

The PowerShares NASDAQ Internet Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the NASDAQ Internet Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 56.46%. Over this same year the Index returned 57.52% while the NASDAQ-100® Index returned 44.44%. The Fund benefited from positive performance in information technology, consumer discretionary and telecommunication services sectors. Fund performance was positive within each sector in which it was invested. The Fund underperformed the Index due to negative trading slippage during the year.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2010

E-Commerce/Services	23.4
Web Portals/ISP	23.0
E-Commerce/Products	12.4
Internet Content-Information/Network	12.1
Web Hosting/Design	5.5
Internet Infrastructure Software	5.2
Internet Security	3.9
E-Marketing/Information	2.5
Telecommunication Services	1.9
Enterprise Software/Services	1.8
Printing-Commercial	1.7
Internet Application Software	1.7
E-Services/Consulting	1.6
Internet Telephony	0.8
Internet Incubators	0.6
Internet Connectivity Services	0.6
Networking Products	0.4
Retail-Pet Food & Supplies	0.4
Computer Services	0.3
Internet Content-Entertainment	0.3
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2010

Large-Cap Growth	46.4
Mid-Cap Growth	32.0
Small-Cap Growth	18.0
Mid-Cap Value	1.9
Small-Cap Value	1.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2010

Security
Baidu, Inc.	9.6
Amazon.com, Inc.	8.3
Yahoo!, Inc.	7.8
eBay, Inc.	7.4
Google, Inc.	7.2
Akamai Technologies, Inc.	5.1
Priceline.com, Inc.	4.2
Netflix, Inc.	4.1
VeriSign, Inc.	3.9
Expedia, Inc.	3.8
Total	61.4

24

Manager's Analysis (Continued)

PowerShares NASDAQ Internet Portfolio (ticker: PNQI)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of April 30, 2010
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
NASDAQ Internet IndexSM	57.52%	9.22%	18.05%
NASDAQ-100® Index	44.44%	-0.20%	-0.37%
S&P 500® Index	38.82%	-6.08%	-11.32%
Fund
NAV Return	56.46%	8.61%	16.83%
Share Price Return	56.65%	7.75%	15.09%

Fund Inception: June 12, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested cost. According to the Fund's current prospectus, the expense ratio of 0.60% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the actual results investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ-100® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

25

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PYZ	PowerShares Dynamic Basic Materials Sector Portfolio	10/12/06	893	353	20	3	0	0	0
PEZ	PowerShares Dynamic Consumer Discretionary Sector Portfolio	10/12/06	893	336	17	4	0	0	1
PSL	PowerShares Dynamic Consumer Staples Sector Portfolio	10/12/06	893	316	15	6	0	0	2
PXI	PowerShares Dynamic Energy Sector Portfolio	10/12/06	893	298	15	7	1	0	0
PFI	PowerShares Dynamic Financial Sector Portfolio	10/12/06	893	332	23	8	1	1	1
PTH	PowerShares Dynamic Healthcare Sector Portfolio	10/12/06	893	289	13	12	0	0	0
PRN	PowerShares Dynamic Industrials Sector Portfolio	10/12/06	893	368	13	7	0	0	1
PTF	PowerShares Dynamic Technology Sector Portfolio	10/12/06	893	331	55	9	1	1	1
PTE	PowerShares Dynamic Telecommunications & Wireless Portfolio	12/6/05	1107	396	42	8	2	0	0
PUI	PowerShares Dynamic Utilities Portfolio	10/26/05	1135	408	26	5	1	1	1
PNQI	PowerShares NASDAQ Internet Portfolio	6/12/08	441	147	9	3	1	2	2

26

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PYZ	504	11	2	0	0	0
PEZ	524	9	1	0	0	1
PSL	546	7	1	0	0	0
PXI	557	10	5	0	0	0
PFI	498	18	5	4	2	0
PTH	570	9	0	0	0	0
PRN	493	11	0	0	0	0
PTF	480	12	1	0	0	2
PTE	615	28	8	2	3	3
PUI	677	15	0	0	1	0
PNQI	271	4	1	0	0	1

27

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2010.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Basic Materials Sector Portfolio Actual	$1,000.00	$1,262.30	0.65%	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Consumer Discretionary Sector Portfolio Actual	$1,000.00	$1,310.67	0.65%	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Consumer Staples Sector Portfolio Actual	$1,000.00	$1,130.27	0.65%	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Energy Sector Portfolio Actual	$1,000.00	$1,197.26	0.65%	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26

28

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Financial Sector Portfolio Actual	$1,000.00	$1,139.46	0.65%	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Healthcare Sector Portfolio Actual	$1,000.00	$1,232.41	0.65%	$3.60
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Industrials Sector Portfolio Actual	$1,000.00	$1,230.63	0.65%	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Technology Sector Portfolio Actual	$1,000.00	$1,152.91	0.65%	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Telecommunications & Wireless Portfolio Actual	$1,000.00	$1,265.79	0.63%	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Utilities Portfolio Actual	$1,000.00	$1,097.62	0.63%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares NASDAQ Internet Portfolio Actual	$1,000.00	$1,211.69	0.60%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

29

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Agricultural Chemicals—1.9%
18,047	Mosaic Co. (The)	$922,924
	Chemicals - Diversified—13.0%
18,428	Celanese Corp., Series A	589,512
37,222	Dow Chemical Co. (The)	1,147,554
31,251	E.I. du Pont de Nemours & Co.	1,245,040
24,754	Innophos Holdings, Inc.	705,241
17,123	PPG Industries, Inc.	1,204,946
23,959	Rockwood Holdings, Inc.*	717,332
40,851	Solutia, Inc.*	718,978
		6,328,603
	Chemicals - Plastics—3.3%
72,299	PolyOne Corp.*	817,702
56,407	Spartech Corp.*	803,235
		1,620,937
	Chemicals - Specialty—26.8%
15,332	Albemarle Corp.	700,059
12,208	Ashland, Inc.	727,108
26,233	Balchem Corp.	680,484
19,779	Cabot Corp.	643,609
13,471	Cytec Industries, Inc.	647,416
9,652	Eastman Chemical Co.	645,912
25,006	Ecolab, Inc.	1,221,293
70,181	Ferro Corp.*	766,376
27,383	H.B. Fuller Co.	642,131
13,650	International Flavors & Fragrances, Inc.	683,728
13,337	Lubrizol Corp. (The)	1,204,865
11,771	Minerals Technologies, Inc.	679,187
6,455	NewMarket Corp.	710,050
21,756	Sensient Technologies Corp.	685,967
22,096	Sigma-Aldrich Corp.	1,310,293
19,847	W.R. Grace & Co.*	573,380
26,020	Zep, Inc.	479,809
		13,001,667
	Coatings/Paint—2.7%
29,859	RPM International, Inc.	659,287
21,008	Valspar Corp. (The)	657,970
		1,317,257
	Containers - Metal/Glass—6.4%
10,636	Ball Corp.	565,942
11,217	Greif, Inc., Class A	663,822
35,552	Owens-Illinois, Inc.*	1,259,963
10,065	Silgan Holdings, Inc.	607,221
		3,096,948
	Containers - Paper/Plastic—8.0%
165,167	Graphic Packaging Holding Co.*	609,466
24,151	Packaging Corp. of America	597,255
13,737	Rock-Tenn Co., Class A	708,829
28,134	Sealed Air Corp.	604,881

Number of Shares		Value
	Common Stocks (Continued)
19,432	Sonoco Products Co.	$643,782
30,869	Temple-Inland, Inc.	719,865
		3,884,078
	Diversified Manufacturing Operations—1.2%
20,676	Koppers Holdings, Inc.	582,443
	Diversified Minerals—1.3%
22,594	AMCOL International Corp.	649,352
	Gold Mining—2.5%
21,383	Newmont Mining Corp.	1,199,159
	Industrial Gases—4.9%
15,366	Air Products & Chemicals, Inc.	1,179,801
14,024	Praxair, Inc.	1,174,791
		2,354,592
	Metal - Aluminum—2.2%
79,230	Alcoa, Inc.	1,064,851
	Metal - Copper—4.5%
14,020	Freeport-McMoRan Copper & Gold, Inc.	1,058,930
35,891	Southern Copper Corp.	1,097,547
		2,156,477
	Metal - Iron—2.4%
18,684	Cliffs Natural Resources, Inc.	1,168,310
	Miscellaneous Manufacturing—1.3%
14,918	AptarGroup, Inc.	642,071
	Paper & Related Products—14.5%
121,006	Boise, Inc.*	833,731
52,016	Buckeye Technologies, Inc.*	734,466
11,910	Clearwater Paper Corp.*	758,429
10,997	Domtar Corp.*	779,028
45,480	International Paper Co.	1,216,135
62,748	KapStone Paper and Packaging Corp.*	809,449
25,055	MeadWestvaco Corp.	680,744
42,577	P.H. Glatfelter Co.	625,456
67,941	Wausau Paper Corp.*	601,278
		7,038,716
	Platinum—1.8%
50,642	Stillwater Mining Co.*	855,850
	Water Treatment Systems—1.3%
24,711	Nalco Holding Co.	611,103
	Total Common Stocks (Cost $40,289,955)	48,495,338

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares Dynamic Basic Materials Sector Portfolio

April 30, 2010

Number of Shares		Value
	Money Market Fund—0.1%
64,424	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $64,424)	$64,424
	Total Investments (Cost $40,354,379)—100.1%	48,559,762
	Liabilities in excess of other assets—(0.1%)	(42,731)
	Net Assets—100.0%	$48,517,031

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

31

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Airlines—1.1%
32,529	Hawaiian Holdings, Inc.*	$230,956
	Apparel—18.2%
12,734	Coach, Inc.	531,644
9,759	Hanesbrands, Inc.*	277,839
14,697	Maidenform Brands, Inc.*	335,386
6,862	NIKE, Inc., Class B	520,894
5,806	Polo Ralph Lauren Corp.	521,959
8,236	Skechers U.S.A., Inc., Class A*	315,851
13,688	Timberland Co. (The), Class A*	294,292
5,995	VF Corp.	518,088
6,063	Warnaco Group, Inc. (The)*	290,054
9,179	Wolverine World Wide, Inc.	280,969
		3,886,976
	Auto Parts & Equipment—2.9%
14,429	Cooper Tire & Rubber Co.	306,183
9,417	TRW Automotive Holdings Corp.*	303,322
		609,505
	Building Materials—1.3%
10,922	Drew Industries, Inc.*	280,149
	Chemicals—2.7%
7,321	Sherwin-Williams Co. (The)	571,551
	Commercial Services—4.2%
33,789	Global Cash Access Holdings, Inc.*	293,288
12,622	Hillenbrand, Inc.	310,249
31,399	Service Corp. International	281,963
		885,500
	Home Builders—1.2%
7,458	Thor Industries, Inc.	266,325
	Home Furnishings—6.0%
32,866	Select Comfort Corp.*	372,043
8,910	Tempur-Pedic International, Inc.*	300,267
5,512	Whirlpool Corp.	600,092
		1,272,402
	Household Products/Wares—5.3%
13,270	American Greetings Corp., Class A	325,911
10,471	Helen of Troy Ltd.*	282,822
7,895	Jarden Corp.	253,588
5,416	Tupperware Brands Corp.	276,595
		1,138,916
	Leisure Time—1.5%
5,532	Polaris Industries, Inc.	327,329
	Lodging—1.4%
11,009	Wyndham Worldwide Corp.	295,151

Number of Shares		Value
	Common Stocks (Continued)
	Media—14.0%
24,884	Entercom Communications Corp., Class A*	$362,311
16,703	Gannett Co., Inc.	284,285
6,028	John Wiley & Sons, Inc., Class A	254,804
52,505	McClatchy Co. (The), Class A*	286,152
13,567	McGraw-Hill Cos., Inc. (The)	457,479
8,607	Scholastic Corp.	232,475
15,649	Viacom, Inc., Class B*	552,879
14,851	Walt Disney Co. (The)	547,111
		2,977,496
	Retail—35.3%
16,562	Big 5 Sporting Goods Corp.	280,726
7,555	Big Lots, Inc.*	288,601
6,623	Children's Place Retail Stores, Inc. (The)*	303,466
11,197	Collective Brands, Inc.*	262,570
5,794	Cracker Barrel Old Country Store, Inc.	286,050
10,181	Dress Barn, Inc. (The)*	281,810
9,397	DSW, Inc., Class A*	283,789
21,579	Gap, Inc. (The)	533,649
6,205	Guess?, Inc.	284,623
6,013	J.Crew Group, Inc.*	279,424
6,687	Jo-Ann Stores, Inc.*	295,030
7,267	McDonald's Corp.	512,977
12,560	Nordstrom, Inc.	519,105
9,298	PetSmart, Inc.	307,485
5,815	Phillips-Van Heusen Corp.	366,403
28,307	Retail Ventures, Inc.*	306,282
20,251	Starbucks Corp.	526,121
30,975	Stein Mart, Inc.*	293,643
5,702	Tiffany & Co.	276,433
11,144	TJX Cos., Inc. (The)	516,413
14,404	Urban Outfitters, Inc.*	540,294
		7,544,894
	Textiles—1.1%
4,816	UniFirst Corp.	235,358
	Toys/Games/Hobbies—3.8%
21,099	Mattel, Inc.	486,332
17,936	RC2 Corp.*	329,484
		815,816
	Total Common Stocks (Cost $18,088,848)	21,338,324

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

PowerShares Dynamic Consumer Discretionary Sector Portfolio

April 30, 2010

Number of Shares		Value
	Money Market Fund—0.2%
40,694	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $40,694)	$40,694
	Total Investments (Cost $18,129,542)—100.2%	21,379,018
	Liabilities in excess of other assets—(0.2%)	(34,026)
	Net Assets—100.0%	$21,344,992

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

33

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Agriculture—8.3%
30,975	Archer-Daniels-Midland Co.	$865,442
6,790	Lorillard, Inc.	532,132
18,567	Philip Morris International, Inc.	911,268
17,223	Reynolds American, Inc.	920,053
		3,228,895
	Beverages—14.7%
10,482	Boston Beer Co., Inc., Class A*	597,579
9,474	Brown-Forman Corp., Class B	551,197
8,913	Coca-Cola Bottling Co. Consolidated	490,928
17,248	Coca-Cola Co. (The)	921,906
19,416	Coca-Cola Enterprises, Inc.	538,406
32,983	Constellation Brands, Inc., Class A*	602,599
15,622	Dr Pepper Snapple Group, Inc.	511,308
11,926	Hansen Natural Corp.*	525,698
14,558	PepsiCo, Inc.	949,473
		5,689,094
	Cosmetics/Personal Care—14.3%
17,895	Alberto-Culver Co.	515,376
29,877	Avon Products, Inc.	965,923
10,967	Colgate-Palmolive Co.	922,325
27,526	Elizabeth Arden, Inc.*	501,249
8,249	Estee Lauder Cos., Inc. (The), Class A	543,774
36,529	Inter Parfums, Inc.	631,221
14,369	Procter & Gamble Co. (The)	893,177
33,092	Revlon, Inc., Class A*	579,772
		5,552,817
	Electrical Components & Equipment—1.4%
8,558	Energizer Holdings, Inc.*	522,894
	Environmental Control—1.5%
61,541	Darling International, Inc.*	584,024
	Food—36.2%
12,785	American Italian Pasta Co., Class A*	501,555
15,470	Cal-Maine Foods, Inc.	516,389
14,884	Campbell Soup Co.	533,740
34,067	Chiquita Brands International, Inc.*	512,368
20,280	ConAgra Foods, Inc.	496,251
15,226	Corn Products International, Inc.	548,136
42,323	Del Monte Foods Co.	632,306
14,233	Diamond Foods, Inc.	607,891
12,628	General Mills, Inc.	898,861
19,813	H.J. Heinz Co.	928,635
12,478	Hershey Co. (The)	586,591
12,068	Hormel Foods Corp.	491,892
17,440	Kellogg Co.	958,154
8,620	Lancaster Colony Corp.	473,841
16,929	Ruddick Corp.	598,271
19,906	Safeway, Inc.	469,782

Number of Shares		Value
	Common Stocks (Continued)
36,582	Sara Lee Corp.	$520,196
393	Seaboard Corp.	573,784
31,468	Sysco Corp.	992,501
29,110	Tyson Foods, Inc., Class A	570,265
16,891	United Natural Foods, Inc.*	518,385
13,977	Whole Foods Market, Inc.*	545,382
45,340	Winn-Dixie Stores, Inc.*	571,737
		14,046,913
	Household Products/Wares—9.4%
47,106	Central Garden & Pet Co.*	529,000
7,384	Church & Dwight Co., Inc.	511,342
8,089	Clorox Co. (The)	523,358
14,974	Kimberly-Clark Corp.	917,307
61,771	Prestige Brands Holdings, Inc.*	601,650
15,839	WD-40 Co.	558,008
		3,640,665
	Pharmaceuticals—2.8%
10,927	NBTY, Inc.*	444,510
17,912	USANA Health Sciences, Inc.*	649,310
		1,093,820
	Retail—11.4%
13,714	BJ's Wholesale Club, Inc.*	524,972
16,310	Casey's General Stores, Inc.	630,055
14,918	Costco Wholesale Corp.	881,356
18,564	Nu Skin Enterprises, Inc., Class A	558,034
25,808	Walgreen Co.	907,151
16,819	Wal-Mart Stores, Inc.	902,339
		4,403,907
	Total Common Stocks (Cost $34,706,133)	38,763,029
	Money Market Fund—0.0%
25,895	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $25,895)	25,895
	Total Investments (Cost $34,732,028)—100.0%	38,788,924
	Liabilities in excess of other assets—(0.0%)	(17,023)
	Net Assets—100.0%	$38,771,901

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

34

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Coal—7.0%
16,697	Alliance Holdings GP LP	$537,977
17,457	CONSOL Energy, Inc.	779,979
19,123	Peabody Energy Corp.	893,427
6,103	Walter Energy, Inc.	493,183
		2,704,566
	Electric - Integrated—1.3%
23,460	MDU Resources Group, Inc.	497,352
	Gas - Distribution—15.5%
13,199	AGL Resources, Inc.	521,492
10,548	Energen Corp.	515,481
14,624	Laclede Group, Inc. (The)	498,386
9,640	National Fuel Gas Co.	501,473
13,167	New Jersey Resources Corp.	496,791
11,513	Nicor, Inc.	500,930
17,879	Sempra Energy	879,289
20,030	Southern Union Co.	523,384
16,778	Southwest Gas Corp.	521,796
19,143	UGI Corp.	526,241
14,597	WGL Holdings, Inc.	521,697
		6,006,960
	Oil & Gas Drilling—4.0%
14,332	Atwood Oceanics, Inc.*	521,828
11,835	Helmerich & Payne, Inc.	480,738
18,428	Rowan Cos., Inc.*	549,154
		1,551,720
	Oil Companies - Exploration & Production—25.9%
17,893	Berry Petroleum Co., Class A	579,196
11,946	Cabot Oil & Gas Corp.	431,609
8,024	Cimarex Energy Co.	546,274
18,310	CNX Gas Corp.*	700,724
9,300	Contango Oil & Gas Co.*	510,570
12,147	Continental Resources, Inc.*	597,147
47,618	Energy Partners Ltd.*	650,938
52,694	Gulfport Energy Corp.*	658,675
22,661	Legacy Reserves LP	541,371
11,010	Occidental Petroleum Corp.	976,147
10,280	Pioneer Natural Resources Co.	659,256
20,936	Questar Corp.	1,003,881
28,125	Stone Energy Corp.*	458,438
19,605	Vanguard Natural Resources LLC	483,851
41,770	Venoco, Inc.*	622,373
6,407	Whiting Petroleum Corp.*	578,744
		9,999,194
	Oil Companies - Integrated—12.8%
12,159	Chevron Corp.	990,229
18,315	ConocoPhillips	1,084,065
13,525	Exxon Mobil Corp.	917,671

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,952	Hess Corp.	$950,200
16,939	Murphy Oil Corp.	1,018,881
		4,961,046
	Oil Field Machinery & Equipment—10.0%
21,374	Cameron International Corp.*	843,418
15,513	Dresser-Rand Group, Inc.*	547,299
8,762	Dril-Quip, Inc.*	507,583
15,650	FMC Technologies, Inc.*	1,059,348
20,223	National Oilwell Varco, Inc.	890,419
		3,848,067
	Oil - Field Services—4.2%
7,932	Oceaneering International, Inc.*	519,546
6,279	SEACOR Holdings, Inc.*	528,503
47,571	TETRA Technologies, Inc.*	584,648
		1,632,697
	Pipelines—16.6%
36,027	Atlas Pipeline Partners LP*	519,870
9,592	Enbridge Energy Management LLC*	493,317
27,200	Energy Transfer Equity LP	930,784
24,193	Genesis Energy LP	475,150
10,816	ONEOK, Inc.	531,498
40,326	Spectra Energy Corp.	941,209
15,995	Spectra Energy Partners LP	504,322
19,180	Targa Resources Partners LP	513,257
40,813	Williams Cos., Inc. (The)	963,595
12,345	Williams Partners LP	522,317
		6,395,319
	Retail - Petroleum Products—1.3%
18,150	World Fuel Services Corp.	516,004
	Transportation - Services—1.3%
13,243	Bristow Group, Inc.*	512,637
	Total Common Stocks and Other Equity Interests (Cost $32,748,492)	38,625,562
	Money Market Fund—0.1%
59,967	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $59,967)	59,967
	Total Investments (Cost $32,808,459)—100.0%	38,685,529
	Liabilities in excess of other assets—(0.0%)	(14,581)
	Net Assets—100.0%	$38,670,948

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

35

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Commercial Banks - Central U.S.—5.3%
5,460	BancFirst Corp.	$241,004
5,378	Commerce Bancshares, Inc.	222,757
4,161	First Financial Bankshares, Inc.	222,530
10,276	International Bancshares Corp.	248,371
		934,662
	Commercial Banks - Eastern U.S.—2.7%
22,645	Fulton Financial Corp.	237,773
36,008	Trustco Bank Corp. NY	239,453
		477,226
	Commercial Services - Finance—1.6%
12,364	SEI Investments Co.	277,696
	Diversified Banking Institution—2.1%
2,554	Goldman Sachs Group, Inc. (The)	370,841
	Finance - Auto Loans—1.4%
5,423	Credit Acceptance Corp.*	244,577
	Finance - Consumer Loans—2.6%
13,858	Nelnet, Inc., Class A	276,606
5,213	World Acceptance Corp.*	183,914
		460,520
	Finance - Credit Card—2.8%
10,458	American Express Co.	482,323
	Finance - Other Services—3.8%
3,722	IntercontinentalExchange, Inc.*	434,097
14,562	MarketAxess Holdings, Inc.	228,915
		663,012
	Insurance Brokers—1.5%
5,498	Erie Indemnity Co., Class A	254,612
	Investment Companies—2.7%
18,683	Apollo Investment Corp.	227,185
22,139	Hercules Technology Growth Capital, Inc.	239,987
		467,172
	Investment Management/Advisor Services—16.0%
9,977	Ameriprise Financial, Inc.	462,534
15,583	Blackstone Group LP	217,850
16,330	Calamos Asset Management, Inc., Class A	203,309
7,216	Eaton Vance Corp.	254,292
3,926	Franklin Resources, Inc.	454,003
5,007	GAMCO Investors, Inc., Class A	230,372
18,960	National Financial Partners Corp.*	291,794
7,879	T. Rowe Price Group, Inc.	453,121
6,626	Waddell & Reed Financial, Inc., Class A	245,957
		2,813,232

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Life/Health Insurance—13.8%
8,077	Aflac, Inc.	$411,604
24,755	American Equity Investment Life Holding Co.	260,423
43,744	Conseco, Inc.*	258,090
10,721	FBL Financial Group, Inc., Class A	277,031
17,207	Principal Financial Group, Inc.	502,788
5,069	StanCorp Financial Group, Inc.	227,902
4,685	Torchmark Corp.	250,835
15,118	Universal American Financial Corp.*	232,061
		2,420,734
	Multi-line Insurance—6.1%
12,780	Allstate Corp. (The)	417,523
8,421	American Financial Group, Inc.	247,830
10,954	Loews Corp.	407,927
		1,073,280
	Property/Casualty Insurance—21.7%
12,658	AMERISAFE, Inc.*	216,452
15,374	AmTrust Financial Services, Inc.	209,548
7,915	Chubb Corp. (The)	418,466
16,529	Employers Holdings, Inc.	272,398
6,759	First American Corp.	233,659
7,808	HCC Insurance Holdings, Inc.	212,299
30,769	Meadowbrook Insurance Group, Inc.	243,075
14,360	OneBeacon Insurance Group Ltd., Class A	232,919
4,086	ProAssurance Corp.*	249,042
23,288	Progressive Corp. (The)	467,856
5,866	Safety Insurance Group, Inc.	218,743
13,439	Selective Insurance Group, Inc.	224,566
9,567	Tower Group, Inc.	220,615
7,594	Travelers Cos., Inc. (The)	385,319
		3,804,957
	Reinsurance—1.3%
4,583	Reinsurance Group of America, Inc.	236,620
	Retail - Pawn Shops—3.8%
5,683	Cash America International, Inc.	210,612
11,041	EZCORP, Inc., Class A*	228,659
10,266	First Cash Financial Services, Inc.*	226,468
		665,739
	S&L/Thrifts - Eastern U.S.—2.6%
17,945	Dime Community Bancshares	228,799
16,927	Investors Bancorp, Inc.*	235,454
		464,253
	Super - Regional Banks - U.S.—8.1%
7,429	PNC Financial Services Group, Inc.	499,303
16,229	U.S. Bancorp	434,450
14,608	Wells Fargo & Co.	483,671
		1,417,424
	Total Common Stocks and Other Equity Interests (Cost $15,056,404)	17,528,880

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares Dynamic Financial Sector Portfolio

April 30, 2010

Number of Shares		Value
	Money Market Fund—0.3%
47,491	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $47,491)	$47,491
	Total Investments (Cost $15,103,895)—100.2%	17,576,371
	Liabilities in excess of other assets—(0.2%)	(37,053)
	Net Assets—100.0%	$17,539,318

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

37

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.1%
	Biotechnology—4.1%
13,231	Bio-Rad Laboratories, Inc., Class A*	$1,477,771
190,962	Exelixis, Inc.*	1,103,760
13,102	Millipore Corp.*	1,390,777
		3,972,308
	Commercial Services—4.1%
23,056	Chemed Corp.	1,268,310
23,751	Emergency Medical Services Corp., Class A*	1,255,953
61,331	Parexel International Corp.*	1,446,185
		3,970,448
	Distribution/Wholesale—1.3%
29,999	MWI Veterinary Supply, Inc.*	1,258,458
	Electronics—7.0%
12,429	Mettler-Toledo International, Inc.*	1,559,591
46,450	Thermo Fisher Scientific, Inc.*	2,567,756
37,970	Waters Corp.*	2,733,460
		6,860,807
	Healthcare - Products—30.5%
75,993	Angiodynamics, Inc.*	1,215,888
98,854	Bruker Corp.*	1,511,478
63,204	Cantel Medical Corp.	1,261,552
30,842	Cooper Cos., Inc. (The)	1,199,445
136,698	Dexcom, Inc.*	1,496,843
47,074	Hill-Rom Holdings, Inc.	1,492,717
71,622	Hologic, Inc.*	1,279,885
43,294	Hospira, Inc.*	2,328,784
23,397	IDEXX Laboratories, Inc.*	1,547,478
63,921	Immucor, Inc.*	1,368,549
31,053	Integra LifeSciences Holdings Corp.*	1,410,738
45,297	Invacare Corp.	1,197,200
35,958	Johnson & Johnson	2,312,099
29,481	Kinetic Concepts, Inc.*	1,276,527
34,438	Sirona Dental Systems, Inc.*	1,435,720
39,079	STERIS Corp.	1,300,549
42,651	Stryker Corp.	2,449,873
20,274	Teleflex, Inc.	1,243,202
39,514	Zimmer Holdings, Inc.*	2,406,798
		29,735,325
	Healthcare - Services—30.7%
21,439	Amedisys, Inc.*	1,234,458
59,797	AmSurg Corp.*	1,238,994
62,401	Bio-Reference Labs, Inc.*	1,460,183
36,064	Community Health Systems, Inc.*	1,473,575
36,769	DaVita, Inc.*	2,295,489
74,168	Ensign Group, Inc. (The)	1,287,556
44,591	Gentiva Health Services, Inc.*	1,278,870
169,513	Health Management Associates, Inc., Class A*	1,579,861
71,417	Healthsouth Corp.*	1,461,192
67,116	Healthspring, Inc.*	1,181,242

Number of Shares		Value
	Common Stocks (Continued)
70,936	Kindred Healthcare, Inc.*	$1,265,498
30,900	Laboratory Corp. of America Holdings*	2,427,813
41,046	LHC Group, Inc.*	1,399,669
30,781	Lincare Holdings, Inc.*	1,437,165
29,476	Magellan Health Services, Inc.*	1,244,182
23,096	MEDNAX, Inc.*	1,268,894
70,496	Odyssey HealthCare, Inc.*	1,468,432
234,462	Tenet Healthcare Corp.*	1,465,387
66,906	UnitedHealth Group, Inc.	2,027,921
39,834	Universal Health Services, Inc., Class B	1,478,638
		29,975,019
	Pharmaceuticals—22.4%
41,735	Abbott Laboratories	2,135,163
38,770	Allergan, Inc.	2,469,261
80,781	AmerisourceBergen Corp.	2,492,094
92,411	Bristol-Myers Squibb Co.	2,337,074
66,685	Cardinal Health, Inc.	2,313,303
38,298	McKesson Corp.	2,482,093
35,820	Medco Health Solutions, Inc.*	2,110,515
54,910	Medicis Pharmaceutical Corp., Class A	1,393,616
45,633	Omnicare, Inc.	1,268,141
49,351	Par Pharmaceutical Cos., Inc.*	1,339,386
24,937	Perrigo Co.	1,521,905
		21,862,551
	Total Common Stocks (Cost $80,509,711)	97,634,916
	Money Market Fund—0.0%
26,276	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $26,276)	26,276
	Total Investments (Cost $80,535,987)—100.1%	97,661,192
	Liabilities in excess of other assets—(0.1%)	(63,428)
	Net Assets—100.0%	$97,597,764

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

38

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—99.9%
	Aerospace/Defense—8.5%
16,371	Kaman Corp.	$448,729
7,863	L-3 Communications Holdings, Inc.	735,741
12,772	Rockwell Collins, Inc.	830,180
10,471	United Technologies Corp.	784,802
		2,799,452
	Auto Manufacturers—1.2%
10,285	Oshkosh Corp.*	397,207
	Auto Parts & Equipment—1.1%
17,496	ATC Technology Corp.*	357,618
	Building Materials—5.5%
27,438	Apogee Enterprises, Inc.	376,998
10,649	Armstrong World Industries, Inc.*	463,764
33,454	Comfort Systems USA, Inc.	471,032
33,569	Gibraltar Industries, Inc.*	504,207
		1,816,001
	Commercial Services—6.0%
8,803	Consolidated Graphics, Inc.*	368,934
21,035	Cornell Cos., Inc.*	578,463
21,843	Deluxe Corp.	458,048
13,052	Dollar Thrifty Automotive Group, Inc.*	574,157
		1,979,602
	Computers—1.2%
16,467	Sykes Enterprises, Inc.*	374,295
	Distribution/Wholesale—1.3%
6,865	United Stationers, Inc.*	420,275
	Electrical Components & Equipment—2.6%
17,204	EnerSys*	445,240
8,369	Hubbell, Inc., Class B	388,907
		834,147
	Electronics—5.8%
13,993	Brady Corp., Class A	480,800
13,983	II-VI, Inc.*	501,430
10,861	Thomas & Betts Corp.*	455,510
13,446	Watts Water Technologies, Inc., Class A	477,064
		1,914,804
	Engineering & Construction—8.1%
17,032	EMCOR Group, Inc.*	486,434
14,216	Layne Christensen Co.*	389,234
31,458	McDermott International, Inc.*	862,264
15,553	Stanley, Inc.*	491,941
8,432	URS Corp.*	432,983
		2,662,856
	Food—1.1%
12,105	M&F Worldwide Corp.*	371,139

Number of Shares		Value
	Common Stocks (Continued)
	Hand/Machine Tools—1.3%
6,949	Regal-Beloit Corp.	$439,663
	Household Products/Wares—2.9%
12,408	Avery Dennison Corp.	484,284
25,510	Ennis, Inc.	471,680
		955,964
	Housewares—1.6%
8,907	Toro Co. (The)	507,165
	Machinery - Construction & Mining—3.7%
6,267	Bucyrus International, Inc.	394,884
14,150	Joy Global, Inc.	803,861
		1,198,745
	Machinery - Diversified—8.1%
12,660	Cummins, Inc.	914,432
14,304	Graco, Inc.	496,063
12,648	IDEX Corp.	424,973
13,289	Rockwell Automation, Inc.	806,908
		2,642,376
	Miscellaneous Manufacturing—32.8%
8,968	3M Co.	795,193
8,655	A.O. Smith Corp.	446,858
10,059	Acuity Brands, Inc.	454,767
11,431	Carlisle Cos., Inc.	431,292
11,972	CLARCOR, Inc.	452,781
12,380	Crane Co.	444,937
9,718	Danaher Corp.	819,033
9,503	Donaldson Co., Inc.	439,989
10,552	Eaton Corp.	814,192
13,061	Harsco Corp.	404,369
17,899	Honeywell International, Inc.	849,665
15,791	Illinois Tool Works, Inc.	806,920
14,031	ITT Corp.	779,703
23,981	John Bean Technologies Corp.	440,531
18,212	Pall Corp.	710,086
11,919	Parker Hannifin Corp.	824,556
12,042	Pentair, Inc.	435,439
13,382	Raven Industries, Inc.	406,277
		10,756,588
	Retail—1.4%
8,604	MSC Industrial Direct Co., Class A	468,832
	Transportation—2.6%
12,237	United Parcel Service, Inc., Class B	846,066
	Trucking & Leasing—3.1%
7,478	Amerco, Inc.*	467,001
21,508	TAL International Group, Inc.	558,993
		1,025,994
	Total Common Stocks (Cost $28,006,262)	32,768,789

See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares Dynamic Industrials Sector Portfolio

April 30, 2010

Number of Shares		Value
	Money Market Fund—0.2%
58,258	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $58,258)	$58,258
	Total Investments (Cost $28,064,520)—100.1%	32,827,047
	Liabilities in excess of other assets—(0.1%)	(47,996)
	Net Assets—100.0%	$32,779,051

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

40

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.1%
	Commercial Services—6.3%
27,161	Euronet Worldwide, Inc.*	$432,675
12,955	Hewitt Associates, Inc., Class A*	531,025
12,890	Lender Processing Services, Inc.	486,598
8,547	MAXIMUS, Inc.	529,145
28,139	TeleTech Holdings, Inc.*	465,700
		2,445,143
	Computers—26.0%
4,409	Apple, Inc.*	1,151,278
17,422	Computer Sciences Corp.*	912,739
51,588	EMC Corp.*	980,688
17,765	Hewlett-Packard Co.	923,247
7,096	International Business Machines Corp.	915,384
21,796	Jack Henry & Associates, Inc.	556,234
14,599	Lexmark International, Inc., Class A*	540,893
16,383	MICROS Systems, Inc.*	608,792
30,974	SanDisk Corp.*	1,235,553
32,788	Super Micro Computer, Inc.*	464,934
29,592	Teradata Corp.*	860,239
23,357	Western Digital Corp.*	959,739
		10,109,720
	Distribution/Wholesale—2.7%
69,025	Brightpoint, Inc.*	558,412
27,805	Ingram Micro, Inc., Class A*	504,939
		1,063,351
	Electrical Components & Equipment—1.5%
13,828	Littelfuse, Inc.*	583,956
	Electronics—19.2%
21,663	Amphenol Corp., Class A	1,001,047
17,446	Arrow Electronics, Inc.*	532,103
17,825	Avnet, Inc.*	569,865
40,012	AVX Corp.	618,185
24,856	Benchmark Electronics, Inc.*	537,884
15,714	Cymer, Inc.*	536,633
32,442	Jabil Circuit, Inc.	497,011
22,576	Multi-Fineline Electronix, Inc.*	585,170
15,565	National Instruments Corp.	538,238
18,107	Park Electrochemical Corp.	547,013
29,755	Sanmina-SCI Corp.*	530,532
11,488	Tech Data Corp.*	492,835
48,015	Vishay Intertechnology, Inc.*	499,836
		7,486,352
	Internet—5.6%
8,820	F5 Networks, Inc.*	603,553
49,712	ModusLink Global Solutions, Inc.*	443,928
53,670	TIBCO Software, Inc.*	611,838
19,749	VeriSign, Inc.*	538,555
		2,197,874

Number of Shares		Value
	Common Stocks (Continued)
	Semiconductors—14.4%
36,933	Altera Corp.	$936,621
47,689	Fairchild Semiconductor International, Inc.*	535,071
43,949	Intel Corp.	1,003,356
74,795	Kulicke & Soffa Industries, Inc.*	613,319
91,308	LSI Corp.*	549,674
61,828	ON Semiconductor Corp.*	490,914
27,041	QLogic Corp.*	523,784
37,009	Texas Instruments, Inc.	962,604
		5,615,343
	Software—15.0%
29,190	Acxiom Corp.*	556,945
21,140	Blackbaud, Inc.	487,277
40,101	CA, Inc.	914,704
24,461	CSG Systems International, Inc.*	555,754
9,967	ManTech International Corp., Class A*	448,814
31,482	Microsoft Corp.	961,460
5,549	MicroStrategy, Inc., Class A*	425,054
28,268	Parametric Technology Corp.*	525,502
17,184	SYNNEX Corp.*	471,185
25,500	VeriFone Holdings, Inc.*	485,265
		5,831,960
	Telecommunications—9.4%
37,085	Cisco Systems, Inc.*	998,328
51,178	Corning, Inc.	985,177
24,436	EchoStar Corp., Class A*	469,416
19,187	InterDigital, Inc.*	530,904
116,900	RF Micro Devices, Inc.*	656,978
		3,640,803
	Total Common Stocks (Cost $34,255,406)	38,974,502
	Money Market Fund—0.0%
21,405	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $21,405)	21,405
	Total Investments (Cost $34,276,811)—100.1%	38,995,907
	Liabilities in excess of other assets—(0.1%)	(53,940)
	Net Assets—100.0%	$38,941,967

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

41

Schedule of Investments

PowerShares Dynamic Telecommunications & Wireless Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Cable/Satellite TV—18.0%
18,197	Cablevision Systems Corp., Class A	$499,326
48,864	Comcast Corp., Class A	964,575
23,731	DIRECTV, Class A*	859,774
40,226	DISH Network Corp., Class A	891,006
		3,214,681
	Cellular Telecommunications—5.7%
11,710	NII Holdings, Inc.*	496,738
26,051	Syniverse Holdings, Inc.*	523,104
		1,019,842
	Data Processing/Management—2.8%
21,778	CSG Systems International, Inc.*	494,796
	E-Commerce/Services—3.1%
69,996	United Online, Inc.	557,868
	Internet Connectivity Services—4.6%
7,170	AboveNet, Inc.*	362,372
44,529	Cogent Communications Group, Inc.*	454,641
		817,013
	Internet Infrastructure Software—2.8%
17,944	AsiaInfo Holdings, Inc.*	509,789
	Networking Products—5.0%
33,018	Cisco Systems, Inc.*	888,845
	Telecommunication Equipment—2.9%
15,413	Plantronics, Inc.	511,712
	Telecommunication Services—17.3%
26,019	Consolidated Communications Holdings, Inc.	482,652
38,268	Knology, Inc.*	502,459
18,904	NeuStar, Inc., Class A*	462,581
25,655	NTELOS Holdings Corp.	503,608
110,650	PAETEC Holding Corp.*	551,037
39,906	RCN Corp.*	585,820
		3,088,157
	Telephone - Integrated—25.0%
32,379	AT&T, Inc.	843,797
9,986	Atlantic Tele-Network, Inc.	551,027
23,440	CenturyTel, Inc.	799,538
148,032	Cincinnati Bell, Inc.*	498,868
14,039	Telephone & Data Systems, Inc.	486,592
27,768	Verizon Communications, Inc.	802,218
43,255	Windstream Corp.	477,968
		4,460,008
	Transactional Software—2.9%
25,168	Synchronoss Technologies, Inc.*	514,182

Number of Shares		Value
	Common Stocks (Continued)
	Web Portals/ISP—5.2%
52,539	EarthLink, Inc.	$473,902
43,469	InfoSpace, Inc.*	455,120
		929,022
	Wireless Equipment—4.7%
118,834	Motorola, Inc.*	840,156
	Total Common Stocks (Cost $15,647,822)	17,846,071
	Money Market Fund—0.0%
5,097	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $5,097)	5,097
	Total Investments (Cost $15,652,919)—100.0%	17,851,168
	Liabilities in excess of other assets—(0.0%)	(3,222)
	Net Assets—100.0%	$17,847,946

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

42

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Electric - Integrated—70.4%
31,197	Alliant Energy Corp.	$1,066,937
53,810	American Electric Power Co., Inc.	1,845,683
48,466	Avista Corp.	1,048,320
28,137	Constellation Energy Group, Inc.	994,643
37,181	DPL, Inc.	1,047,761
22,726	DTE Energy Co.	1,094,711
55,442	Edison International	1,905,542
49,044	El Paso Electric Co.*	1,042,185
23,813	Entergy Corp.	1,935,759
41,780	Exelon Corp.	1,821,190
29,875	IDACORP, Inc.	1,077,890
88,818	NV Energy, Inc.	1,109,337
26,990	OGE Energy Corp.	1,116,846
43,156	PG&E Corp.	1,890,233
63,521	PPL Corp.	1,572,780
56,943	Southern Co.	1,967,950
35,909	UIL Holdings Corp.	1,042,438
33,863	Unisource Energy Corp.	1,128,315
46,111	Westar Energy, Inc.	1,092,370
47,418	Xcel Energy, Inc.	1,031,341
		26,832,231
	Gas - Distribution—29.6%
27,161	AGL Resources, Inc.	1,073,131
30,094	Laclede Group, Inc. (The)	1,025,603
27,094	New Jersey Resources Corp.	1,022,257
23,692	Nicor, Inc.	1,030,839
65,697	NiSource, Inc.	1,070,861
38,203	Piedmont Natural Gas Co., Inc.	1,050,582
36,792	Sempra Energy	1,809,431
41,218	Southern Union Co.	1,077,026
34,527	Southwest Gas Corp.	1,073,790
30,039	WGL Holdings, Inc.	1,073,594
		11,307,114
	Total Common Stocks (Cost $36,604,480)	38,139,345
	Money Market Fund—0.1%
47,548	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $47,548)	47,548
	Total Investments (Cost $36,652,028)—100.1%	38,186,893
	Liabilities in excess of other assets—(0.1%)	(48,117)
	Net Assets—100.0%	$38,138,776

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

43

Schedule of Investments

PowerShares NASDAQ Internet Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Computer Services—0.3%
5,797	LivePerson, Inc.*	$47,883
	E-Commerce/Products—12.4%
9,367	Amazon.com, Inc.*	1,283,841
1,731	Blue Nile, Inc.*	93,457
12,614	drugstore.com, Inc.*	46,167
5,261	MercadoLibre, Inc. (Argentina)*	265,260
3,698	NutriSystem, Inc.	71,482
2,729	Overstock.com, Inc.*	50,487
3,096	Shutterfly, Inc.*	72,849
3,285	Vitacost.Com, Inc.*	28,612
		1,912,155
	E-Commerce/Services—23.4%
48,176	eBay, Inc.*	1,147,071
24,930	Expedia, Inc.	588,597
12,372	IAC/InterActiveCorp.*	277,380
5,035	Internet Brands, Inc., Class A*	52,112
6,383	Netflix, Inc.*	630,449
2,673	OpenTable, Inc.*	103,873
12,044	Orbitz Worldwide, Inc.*	79,370
2,445	Priceline.com, Inc.*	640,712
10,152	United Online, Inc.	80,912
		3,600,476
	E-Marketing/Information—2.5%
3,619	comScore, Inc.*	65,685
3,389	Constant Contact, Inc.*	86,589
4,619	Digital River, Inc.*	129,055
9,981	ValueClick, Inc.*	102,604
		383,933
	Enterprise Software/Services—1.8%
6,733	Open Text Corp. (Canada)*	283,796
	E-Services/Consulting—1.6%
7,194	GSI Commerce, Inc.*	196,037
3,664	Perficient, Inc.*	45,690
		241,727
	Internet Application Software—1.7%
18,665	Art Technology Group, Inc.*	79,886
4,788	DealerTrack Holdings, Inc.*	73,017
16,111	RealNetworks, Inc.*	66,861
2,314	Vocus, Inc.*	39,454
		259,218
	Internet Connectivity Services—0.6%
5,360	Cogent Communications Group, Inc.*	54,725
6,065	Internap Network Services Corp.*	35,056
		89,781

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Internet Content - Entertainment—0.3%
10,158	Limelight Networks, Inc.*	$40,835
	Internet Content - Information/Network—12.1%
2,138	Baidu, Inc. ADR (China)*	1,473,723
4,030	Knot, Inc. (The)*	32,683
4,130	LoopNet, Inc.*	46,587
6,223	WebMD Health Corp.*	301,442
		1,854,435
	Internet Incubators—0.6%
4,389	Internet Capital Group, Inc.*	43,407
5,368	ModusLink Global Solutions, Inc.*	47,936
		91,343
	Internet Infrastructure Software—5.2%
20,414	Akamai Technologies, Inc.*	792,676
	Internet Security—3.9%
21,875	VeriSign, Inc.*	596,531
	Internet Telephony—0.8%
5,398	j2 Global Communications, Inc.*	129,984
	Networking Products—0.4%
2,695	LogMeIn, Inc.*	63,036
	Printing - Commercial—1.7%
5,178	VistaPrint NV (Netherlands)*	267,081
	Retail - Pet Food & Supplies—0.4%
2,731	PetMed Express, Inc.	60,464
	Telecommunication Services—1.9%
23,614	Clearwire Corp., Class A*	182,300
6,498	SAVVIS, Inc.*	114,365
		296,665
	Web Hosting/Design—5.5%
4,695	Equinix, Inc.*	472,552
7,556	NIC, Inc.	53,270
14,767	Rackspace Hosting, Inc.*	265,068
7,768	Terremark Worldwide, Inc.*	55,696
		846,586
	Web Portals/ISP—23.0%
12,616	AOL, Inc.*	294,710
12,819	EarthLink, Inc.	115,627
2,105	Google, Inc., Class A*	1,106,051
4,253	InfoSpace, Inc.*	44,529
8,738	NetEase.com, Inc. ADR (China)*	304,694
7,218	SINA Corp. (China)*	264,901

See Notes to Financial Statements.

44

Schedule of Investments (Continued)

PowerShares NASDAQ Internet Portfolio

April 30, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,513	Sohu.com, Inc.*	$217,301
72,426	Yahoo!, Inc.*	1,197,202
		3,545,015
	Total Investments (Cost $12,950,311)—100.1%	15,403,620
	Liabilities in excess of other assets—(0.1%)	(7,864)
	Net Assets—100.0%	$15,395,756

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

This Fund has holdings greater than 10% of net assets in the following country:

China	13.3%

See Notes to Financial Statements.

45

Statements of Assets and Liabilities

April 30, 2010

	PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares Dynamic Energy Sector Portfolio	PowerShares Dynamic Financial Sector Portfolio	PowerShares Dynamic Healthcare Sector Portfolio
ASSETS:
Investments, at value	$48,559,762	$21,379,018	$38,788,924	$38,685,529	$17,576,371	$97,661,192
Receivables:
Dividends	21,919	5,783	45,362	15,209	6,812	48,569
Expense waivers	5,787	8,084	7,395	6,832	8,420	4,366
Investments sold	—	—	—	27,376	—	—
Other assets	3,002	3,002	3,000	3,000	3,000	3,000
Total Assets	48,590,470	21,395,887	38,844,681	38,737,946	17,594,603	97,717,127
LIABILITES:
Due to custodian	6,064	6,064	6,064	6,063	6,063	6,178
Payables:
Investments purchased	—	—	—	—	—	—
Accrued advisory fees	20,166	8,180	16,008	15,393	7,318	40,544
Accrued expenses	47,209	36,651	50,708	45,542	41,904	72,641
Total Liabilities	73,439	50,895	72,780	66,998	55,285	119,363
NET ASSETS	$48,517,031	$21,344,992	$38,771,901	$38,670,948	$17,539,318	$97,597,764
NET ASSETS CONSIST OF:
Shares of beneficial interest	$49,790,593	$21,816,087	$41,839,605	$41,102,613	$23,013,976	$119,647,156
Undistributed net investment income (loss)	58,140	1,779	83,236	7,289	46,098	(4,622)
Accumulated net realized gain (loss) on investments	(9,537,085)	(3,722,350)	(7,207,836)	(8,316,024)	(7,993,232)	(39,169,975)
Net unrealized appreciation on investments	8,205,383	3,249,476	4,056,896	5,877,070	2,472,476	17,125,205
Net Assets	$48,517,031	$21,344,992	$38,771,901	$38,670,948	$17,539,318	$97,597,764
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,550,000	900,000	1,450,000	1,300,000	950,000	3,800,000
Net asset value	$31.30	$23.72	$26.74	$29.75	$18.46	$25.68
Share price	$31.34	$24.12	$26.74	$29.75	$18.45	$25.67
Investments, at cost	$40,354,379	$18,129,542	$34,732,028	$32,808,459	$15,103,895	$80,535,987

See Notes to Financial Statements.

46

	PowerShares Dynamic Industrials Sector Portfolio	PowerShares Dynamic Technology Sector Portfolio	PowerShares Dynamic Telecommunications & Wireless Portfolio	PowerShares Dynamic Utilities Portfolio	PowerShares NASDAQ Internet Portfolio
ASSETS:
Investments, at value	$32,827,047	$38,995,907	$17,851,168	$38,186,893	$15,403,620
Receivables:
Dividends	14,780	6,255	38,342	74,697	—
Expense waivers	10,003	6,479	7,985	7,416	—
Investments sold	—	—	—	—	—
Other assets	3,000	3,000	3,003	3,000	—
Total Assets	32,854,830	39,011,641	17,900,498	38,272,006	15,403,620
LIABILITES:
Due to custodian	6,064	6,063	6,064	6,064	156
Payables:
Investments purchased	—	—	—	60,824	—
Accrued advisory fees	13,173	16,213	7,532	15,234	7,708
Accrued expenses	56,542	47,398	38,956	51,108	—
Total Liabilities	75,779	69,674	52,552	133,230	7,864
NET ASSETS	$32,779,051	$38,941,967	$17,847,946	$38,138,776	$15,395,756
NET ASSETS CONSIST OF:
Shares of beneficial interest	$58,661,206	$52,581,462	$26,785,598	$46,578,792	$13,304,249
Undistributed net investment income (loss)	38,292	(3,327)	80,152	209,791	—
Accumulated net realized gain (loss) on investments	(30,682,974)	(18,355,264)	(11,216,053)	(10,184,672)	(361,802)
Net unrealized appreciation on investments	4,762,527	4,719,096	2,198,249	1,534,865	2,453,309
Net Assets	$32,779,051	$38,941,967	$17,847,946	$38,138,776	$15,395,756
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,300,000	1,650,000	1,200,000	2,550,000	550,000
Net asset value	$25.21	$23.60	$14.87	$14.96	$27.99
Share price	$25.20	$23.59	$14.88	$14.96	$28.01
Investments, at cost	$28,064,520	$34,276,811	$15,652,919	$36,652,028	$12,950,311

47

Statements of Operations

Year Ended April 30, 2010

	PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares Dynamic Energy Sector Portfolio	PowerShares Dynamic Financial Sector Portfolio	PowerShares Dynamic Healthcare Sector Portfolio
INVESTMENT INCOME:
Dividend income	$580,965	$146,114	$849,231	$473,765	$329,583	$687,350
Foreign withholding tax	—	—	—	(199)	—	—
Total Income	580,965	146,114	849,231	473,566	329,583	687,350
EXPENSES:
Advisory fees	170,612	76,276	197,324	164,650	86,263	439,268
Accounting & Administration fees	64,668	64,668	64,668	64,668	64,668	64,668
Professional fees	31,052	30,441	31,309	31,095	30,560	33,558
Sub-licensing	17,061	7,628	19,732	16,465	8,626	43,927
Custodian & transfer agent fees	12,650	9,209	11,562	13,014	13,605	11,034
Trustees	5,065	4,526	5,389	5,127	4,636	7,004
Other expense	9,796	8,498	14,177	10,839	8,157	29,218
Total Expenses	310,904	201,246	344,161	305,858	216,515	628,677
Waivers	(89,108)	(102,087)	(87,640)	(91,813)	(104,373)	(57,629)
Net Expenses	221,796	99,159	256,521	214,045	112,142	571,048
Net Investment Income (Loss)	359,169	46,955	592,710	259,521	217,441	116,302
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(2,010,552)	(437,368)	(1,462,108)	520,279	(2,079,921)	(6,013,971)
In-kind redemptions	4,560,798	3,966,776	5,800,261	6,512,475	1,331,377	13,765,067
Net realized gain (loss)	2,550,246	3,529,408	4,338,153	7,032,754	(748,544)	7,751,096
Net change in unrealized appreciation on investments	11,196,576	1,633,591	5,799,571	5,612,261	4,491,634	23,695,539
Net realized and unrealized gain on investments	13,746,822	5,162,999	10,137,724	12,645,015	3,743,090	31,446,635
Net increase in net assets resulting from operations	$14,105,991	$5,209,954	$10,730,434	$12,904,536	$3,960,531	$31,562,937

See Notes to Financial Statements.

48

	PowerShares Dynamic Industrials Sector Portfolio	PowerShares Dynamic Technology Sector Portfolio	PowerShares Dynamic Telecommunications & Wireless Portfolio	PowerShares Dynamic Utilities Portfolio	PowerShares NASDAQ Internet Portfolio
INVESTMENT INCOME:
Dividend income	$818,093	$142,626	$463,062	$1,345,722	$13,099
Foreign withholding tax	—	—	—	—	—
Total Income	818,093	142,626	463,062	1,345,722	13,099
EXPENSES:
Advisory fees	259,189	174,405	82,546	154,983	57,128
Accounting & Administration fees	64,668	64,668	64,668	64,668	—
Professional fees	32,295	31,255	30,434	31,083	—
Sub-licensing	25,919	17,441	4,953	9,299	—
Custodian & transfer agent fees	11,615	9,030	8,932	10,103	—
Trustees	5,717	5,210	4,604	5,139	—
Other expense	24,950	12,040	10,366	18,263	—
Total Expenses	424,353	314,049	206,503	293,538	57,128
Waivers	(87,408)	(87,323)	(102,496)	(98,256)	—
Net Expenses	336,945	226,726	104,007	195,282	57,128
Net Investment Income (Loss)	481,148	(84,100)	359,055	1,150,440	(44,029)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(4,637,419)	(455,429)	(1,799,752)	(3,234,265)	(242,379)
In-kind redemptions	19,395,929	10,395,097	2,968,229	1,183,833	751,430
Net realized gain (loss)	14,758,510	9,939,668	1,168,477	(2,050,432)	509,051
Net change in unrealized appreciation on investments	3,451,740	974,199	3,850,823	6,159,493	2,973,941
Net realized and unrealized gain on investments	18,210,250	10,913,867	5,019,300	4,109,061	3,482,992
Net increase in net assets resulting from operations	$18,691,398	$10,829,767	$5,378,355	$5,259,501	$3,438,963

49

Statements of Changes in Net Assets

	PowerShares Dynamic Basic Materials Sector Portfolio		PowerShares Dynamic Consumer Discretionary Sector Portfolio		PowerShares Dynamic Consumer Staples Sector Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income	$359,169	$438,599	$46,955	$80,941	$592,710	$642,507
Net realized gain (loss) on investments	2,550,246	(11,459,144)	3,529,408	(4,712,890)	4,338,153	(6,009,789)
Net change in unrealized appreciation (depreciation) on investments	11,196,576	(6,905,563)	1,633,591	1,977,179	5,799,571	(1,522,087)
Net increase (decrease) in net assets resulting from operations	14,105,991	(17,926,108)	5,209,954	(2,654,770)	10,730,434	(6,889,369)
Undistributed net investment income (loss) included in the price of units issued and redeemed	46,497	(6,851)	(12,574)	(54,188)	(93,966)	217,757
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(372,907)	(463,180)	(42,516)	(83,601)	(710,824)	(473,177)
Return of capital	—	—	—	(1,843)	—	—
Total distributions to shareholders	(372,907)	(463,180)	(42,516)	(85,444)	(710,824)	(473,177)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	32,708,442	22,737,065	21,715,269	42,174,838	21,673,659	33,416,470
Value of shares repurchased	(16,053,293)	(29,769,000)	(19,195,521)	(37,003,776)	(30,374,655)	(12,672,345)
Net income equalization	(46,497)	6,851	12,574	54,188	93,966	(217,757)
Net increase (decrease) in net assets resulting from shares transactions	16,608,652	(7,025,084)	2,532,322	5,225,250	(8,607,030)	20,526,368
Increase (Decrease) in Net Assets	30,388,233	(25,421,223)	7,687,186	2,430,848	1,318,614	13,381,579
NET ASSETS:
Beginning of year	18,128,798	43,550,021	13,657,806	11,226,958	37,453,287	24,071,708
End of year	$48,517,031	$18,128,798	$21,344,992	$13,657,806	$38,771,901	$37,453,287
Undistributed net investment income (loss) at end of year	$58,140	$71,878	$1,779	$(2,660)	$83,236	$201,350
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,250,000	800,000	1,100,000	2,600,000	900,000	1,500,000
Shares repurchased	(600,000)	(1,100,000)	(1,000,000)	(2,300,000)	(1,250,000)	(600,000)
Shares outstanding, beginning of year	900,000	1,200,000	800,000	500,000	1,800,000	900,000
Shares outstanding, end of year	1,550,000	900,000	900,000	800,000	1,450,000	1,800,000

See Notes to Financial Statements.

50

	PowerShares Dynamic Energy Sector Portfolio		PowerShares Dynamic Financial Sector Portfolio		PowerShares Dynamic Healthcare Sector Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income	$259,521	$178,693	$217,441	$256,368	$116,302	$93,371
Net realized gain (loss) on investments	7,032,754	(8,985,010)	(748,544)	(9,220,322)	7,751,096	(40,173,071)
Net change in unrealized appreciation (depreciation) on investments	5,612,261	(6,310,019)	4,491,634	(1,126,796)	23,695,539	3,120,607
Net increase (decrease) in net assets resulting from operations	12,904,536	(15,116,336)	3,960,531	(10,090,750)	31,562,937	(36,959,093)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(53)	25,855	(1,004)	2,117	3,968	23,648
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(298,571)	(135,550)	(228,052)	(254,006)	(214,570)	—
Return of capital	—	—	—	—	(116,320)	—
Total distributions to shareholders	(298,571)	(135,550)	(228,052)	(254,006)	(330,890)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	39,626,811	39,796,946	13,906,402	17,493,282	74,249,218	95,864,233
Value of shares repurchased	(39,439,871)	(41,341,841)	(14,729,644)	(15,461,800)	(79,459,523)	(106,348,401)
Net income equalization	53	(25,855)	1,004	(2,117)	(3,968)	(23,648)
Net increase (decrease) in net assets resulting from shares transactions	186,993	(1,570,750)	(822,238)	2,029,365	(5,214,273)	(10,507,816)
Increase (Decrease) in Net Assets	12,792,905	(16,796,781)	2,909,237	(8,313,274)	26,021,742	(47,443,261)
NET ASSETS:
Beginning of year	25,878,043	42,674,824	14,630,081	22,943,355	71,576,022	119,019,283
End of year	$38,670,948	$25,878,043	$17,539,318	$14,630,081	$97,597,764	$71,576,022
Undistributed net investment income (loss) at end of year	$7,289	$25,996	$46,098	$56,709	$(4,622)	$93,371
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,550,000	1,600,000	850,000	900,000	3,450,000	4,300,000
Shares repurchased	(1,550,000)	(1,400,000)	(900,000)	(900,000)	(3,650,000)	(4,900,000)
Shares outstanding, beginning of year	1,300,000	1,100,000	1,000,000	1,000,000	4,000,000	4,600,000
Shares outstanding, end of year	1,300,000	1,300,000	950,000	1,000,000	3,800,000	4,000,000

51

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Industrials Sector Portfolio		PowerShares Dynamic Technology Sector Portfolio		PowerShares Dynamic Telecommunications & Wireless Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$481,148	$544,925	$(84,100)	$(14,029)	$359,055	$245,910
Net realized gain (loss) on investments	14,758,510	(34,331,640)	9,939,668	(20,069,669)	1,168,477	(4,428,234)
Net change in unrealized appreciation (depreciation) on investments	3,451,740	791,867	974,199	3,563,803	3,850,823	(391,588)
Net increase (decrease) in net assets resulting from operations	18,691,398	(32,994,848)	10,829,767	(16,519,895)	5,378,355	(4,573,912)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(152,197)	83,792	(10,830)	(33,735)	(20,416)	(8,969)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(585,231)	(413,638)	—	—	(330,581)	(194,232)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(585,231)	(413,638)	—	—	(330,581)	(194,232)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	102,731,657	117,152,678	46,780,788	57,419,781	13,769,359	9,693,362
Value of shares repurchased	(148,383,157)	(59,816,387)	(44,600,368)	(52,213,652)	(15,380,926)	(8,833,055)
Net income equalization	152,197	(83,792)	10,830	33,735	20,416	8,969
Net increase (decrease) in net assets resulting from shares transactions	(45,499,303)	57,252,499	2,191,250	5,239,864	(1,591,151)	869,276
Increase (Decrease) in Net Assets	(27,545,333)	23,927,805	13,010,187	(11,313,766)	3,436,207	(3,907,837)
NET ASSETS:
Beginning of year	60,324,384	36,396,579	25,931,780	37,245,546	14,411,739	18,319,576
End of year	$32,779,051	$60,324,384	$38,941,967	$25,931,780	$17,847,946	$14,411,739
Undistributed net investment income (loss) at end of year	$38,292	$142,375	$(3,327)	$(3,182)	$80,152	$51,678
CHANGES IN SHARES OUTSTANDING:
Shares sold	5,100,000	4,700,000	2,350,000	2,700,000	1,100,000	800,000
Shares repurchased	(7,000,000)	(2,700,000)	(2,200,000)	(2,700,000)	(1,200,000)	(700,000)
Shares outstanding, beginning of year	3,200,000	1,200,000	1,500,000	1,500,000	1,300,000	1,200,000
Shares outstanding, end of year	1,300,000	3,200,000	1,650,000	1,500,000	1,200,000	1,300,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

52

	PowerShares Dynamic Utilities Portfolio		PowerShares NASDAQ Internet Portfolio
	Year Ended April 30, 2010	Year Ended April 30, 2009	Year Ended April 30, 2010	For the Period June 10, 2008* Through April 30, 2009
OPERATIONS:
Net investment income (loss)	$1,150,440	$1,570,168	$(44,029)	$(7,679)
Net realized gain (loss) on investments	(2,050,432)	(10,791,520)	509,051	(154,271)
Net change in unrealized appreciation (depreciation) on investments	6,159,493	(5,703,784)	2,973,941	(520,632)
Net increase (decrease) in net assets resulting from operations	5,259,501	(14,925,136)	3,438,963	(682,582)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(377,901)	(189)	(50,661)	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,469,967)	(1,226,368)	—	—
Return of capital	—	—	—	(1,258)
Total distributions to shareholders	(1,469,967)	(1,226,368)	—	(1,258)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	35,752,793	75,893,770	13,980,103	2,472,464
Value of shares repurchased	(43,474,177)	(57,600,692)	(3,811,934)	—
Net income equalization	377,901	189	50,661	—
Net increase (decrease) in net assets resulting from shares transactions	(7,343,483)	18,293,267	10,218,830	2,472,464
Increase (Decrease) in Net Assets	(3,931,850)	2,141,574	13,607,132	1,788,624
NET ASSETS:
Beginning of year	42,070,626	39,929,052	1,788,624	—
End of year	$38,138,776	$42,070,626	$15,395,756	$1,788,624
Undistributed net investment income (loss) at end of year	$209,791	$529,318	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,500,000	5,000,000	600,000	100,000
Shares repurchased	(3,150,000)	(3,900,000)	(150,000)	—
Shares outstanding, beginning of year	3,200,000	2,100,000	100,000	—
Shares outstanding, end of year	2,550,000	3,200,000	550,000	100,000

53

Financial Highlights

PowerShares Dynamic Basic Materials Sector Portfolio

	Year Ended April 30,			For the Period October 12, 2006* Through
	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.14	$36.29	$31.65	$25.56
Net investment income**	0.28	0.42	0.33	0.24
Net realized and unrealized gain (loss) on investments	11.20	(16.15)	4.55	6.05
Total from investment operations	11.48	(15.73)	4.88	6.29
Distributions to shareholders from:
Net investment income	(0.32)	(0.42)	(0.24)	(0.20)
Net asset value at end of period	$31.30	$20.14	$36.29	$31.65
Share price at end of period***	$31.34	$20.15
NET ASSET VALUE, TOTAL RETURN****	57.46%	(43.63)%	15.47%	24.69%
SHARE PRICE TOTAL RETURN****	57.59%	(43.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$48,517	$18,129	$43,550	$18,988
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.68%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.91%	0.97%	0.96%	1.32	%†
Net investment income, after (Waivers) and/or Recapture	1.05%	1.57%	0.95%	1.52	%†
Portfolio turnover rate ††	46%	47%	28%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.04	$(0.01)	$0.03	$0.02

PowerShares Dynamic Consumer Discretionary Sector Portfolio

	Year Ended April 30,			For the Period October 12, 2006* Through
	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.07	$22.45	$28.59	$25.43
Net investment income**	0.06	0.13	0.10	0.09
Net realized and unrealized gain (loss) on investments	6.65	(5.35)	(6.11)	3.23
Total from investment operations	6.71	(5.22)	(6.01)	3.32
Distributions to shareholders from:
Net investment income	(0.06)	(0.15)	(0.11)	(0.16)
Return of capital	—	(0.01)	(0.02)	—
Total distributions	(0.06)	(0.16)	(0.13)	(0.16)
Net asset value at end of period	$23.72	$17.07	$22.45	$28.59
Share price at end of period***	$24.12	$17.07
NET ASSET VALUE, TOTAL RETURN****	39.37%	(23.19)%	(21.10)%	13.11%
SHARE PRICE TOTAL RETURN****	39.49%	(23.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$21,345	$13,658	$11,227	$17,156
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.64%	0.70%	0.72%†
Expenses, prior to (Waivers) and/or Recapture	1.32%	1.68%	1.31%	1.41%†
Net investment income, after (Waivers) and/or Recapture	0.31%	0.81%	0.36%	0.65%†
Portfolio turnover rate ††	86%	157%	95%	20%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$(0.09)	$0.02	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

54

Financial Highlights (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio

	Year Ended April 30,			For the Period October 12, 2006* Through
	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.81	$26.75	$28.16	$25.25
Net investment income**	0.36	0.45	0.34	0.49
Net realized and unrealized gain (loss) on investments	5.99	(6.04)	(1.43)	2.69
Total from investment operations	6.35	(5.59)	(1.09)	3.18
Distributions to shareholders from:
Net investment income	(0.42)	(0.35)	(0.32)	(0.27)
Net asset value at end of period	$26.74	$20.81	$26.75	$28.16
Share price at end of period***	$26.74	$20.79
NET ASSET VALUE, TOTAL RETURN****	30.87%	(21.02)%	(3.94)%	12.69%
SHARE PRICE TOTAL RETURN****	30.99%	(21.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$38,772	$37,453	$24,072	$11,264
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.69%	0.73	%†
Expenses, prior to (Waivers) and/or Recapture	0.87%	0.94%	1.18%	1.46	%†
Net investment income, after (Waivers) and/or Recapture	1.50%	2.07%	1.22%	3.42	%†
Portfolio turnover rate ††	67%	48%	44%	18%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.06)	$0.15	$0.22	$0.04

PowerShares Dynamic Energy Sector Portfolio

	Year Ended April 30,			For the Period October 12, 2006* Through
	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.91	$38.80	$31.90	$25.80
Net investment income**	0.20	0.18	0.14	0.05
Net realized and unrealized gain (loss) on investments	9.87	(18.93)	6.84	6.08
Total from investment operations	10.07	(18.75)	6.98	6.13
Distributions to shareholders from:
Net investment income	(0.23)	(0.14)	(0.08)	(0.03)
Net asset value at end of period	$29.75	$19.91	$38.80	$31.90
Share price at end of period***	$29.75	$19.92
NET ASSET VALUE, TOTAL RETURN****	50.81%	(48.52)%	21.93%	23.78%
SHARE PRICE TOTAL RETURN****	50.73%	(48.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$38,671	$25,878	$42,675	$19,137
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.68%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.93%	0.98%	0.96%	1.22	%†
Net investment income, after (Waivers) and/or Recapture	0.79%	0.65%	0.41%	0.28	%†
Portfolio turnover rate ††	63%	67%	50%	12%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00 (a)	$0.03	$0.02	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

55

Financial Highlights (Continued)

PowerShares Dynamic Financial Sector Portfolio

	Year Ended April 30,			For the Period October 12, 2006* Through
	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.63	$22.94	$26.51	$25.16
Net investment income**	0.21	0.24	0.25	0.13
Net realized and unrealized gain (loss) on investments	3.84	(8.33)	(3.59)	1.31
Total from investment operations	4.05	(8.09)	(3.34)	1.44
Distributions to shareholders from:
Net investment income	(0.22)	(0.22)	(0.23)	(0.09)
Net asset value at end of period	$18.46	$14.63	$22.94	$26.51
Share price at end of period***	$18.45	$14.60
NET ASSET VALUE, TOTAL RETURN****	27.90%	(35.53)%	(12.69)%	5.72%
SHARE PRICE TOTAL RETURN****	28.09%	(35.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,539	$14,630	$22,943	$7,954
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.72%	0.72%†
Expenses, prior to (Waivers) and/or Recapture	1.25%	1.13%	1.42%	1.38%†
Net investment income, after (Waivers) and/or Recapture	1.26%	1.27%	1.07%	0.87%†
Portfolio turnover rate ††	97%	66%	50%	33%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$0.05	$(0.02)

PowerShares Dynamic Healthcare Sector Portfolio

	Year Ended April 30,			For the Period October 12, 2006* Through
	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.89	$25.87	$28.59	$25.01
Net investment income (loss)**	0.03	0.02	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	7.84	(8.00)	(2.67)	3.62
Total from investment operations	7.87	(7.98)	(2.72)	3.58
Distributions to shareholders from:
Net investment income	(0.05)	—	—	—
Return of capital	(0.03)	—	—	—
Total distributions	(0.08)	—	—	—
Net asset value at end of period	$25.68	$17.89	$25.87	$28.59
Share price at end of period***	$25.67	$17.86
NET ASSET VALUE, TOTAL RETURN****	44.09%	(30.85)%	(9.51)%	14.31%
SHARE PRICE TOTAL RETURN****	44.28%	(30.94)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$97,598	$71,576	$119,019	$57,183
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.66%	0.71%†
Expenses, prior to (Waivers) and/or Recapture	0.72%	0.71%	0.72%	1.20%†
Net investment income (loss), after (Waivers) and/or Recapture	0.13%	0.10%	(0.17)%	(0.31)%†
Portfolio turnover rate ††	79%	96%	75%	14%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.01	$(0.04)	$(0.05)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

56

Financial Highlights (Continued)

PowerShares Dynamic Industrials Sector Portfolio

	Year Ended April 30,			For the Period October 12, 2006* Through
	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.85	$30.33	$29.34	$25.72
Net investment income**	0.20	0.22	0.14	0.04
Net realized and unrealized gain (loss) on investments	6.48	(11.55)	1.00	3.63
Total from investment operations	6.68	(11.33)	1.14	3.67
Distributions to shareholders from:
Net investment income	(0.32)	(0.15)	(0.15)	(0.04)
Return of capital	—	—	—	(0.01)
Total distributions	(0.32)	(0.15)	(0.15)	(0.05)
Net asset value at end of period	$25.21	$18.85	$30.33	$29.34
Share price at end of period***	$25.20	$18.82
NET ASSET VALUE, TOTAL RETURN****	35.73%	(37.41)%	3.90%	14.28%
SHARE PRICE TOTAL RETURN****	35.89%	(37.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$32,779	$60,324	$36,397	$26,409
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.68%	0.71%†
Expenses, prior to (Waivers) and/or Recapture	0.82%	0.81%	0.90%	1.19%†
Net investment income, after (Waivers) and/or Recapture	0.93%	1.05%	0.45%	0.30%†
Portfolio turnover rate ††	121%	81%	84%	14%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.06)	$0.03	$0.00 (a)	$0.01

PowerShares Dynamic Technology Sector Portfolio

	Year Ended April 30,			For the Period October 12, 2006* Through
	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.29	$24.83	$27.76	$25.54
Net investment income (loss)**	(0.05)	(0.01)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	6.36	(7.53)	(2.84)	2.29
Total from investment operations	6.31	(7.54)	(2.93)	2.22
Net asset value at end of period	$23.60	$17.29	$24.83	$27.76
Share price at end of period***	$23.59	$17.29
NET ASSET VALUE, TOTAL RETURN****	36.50%	(30.37)%	(10.55)%	8.69%
SHARE PRICE TOTAL RETURN****	36.44%	(30.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$38,942	$25,932	$37,246	$22,210
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.68%	0.71%†
Expenses, prior to (Waivers) and/or Recapture	0.90%	0.89%	0.94%	1.25%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.24)%	(0.04)%	(0.36)%	(0.49)%†
Portfolio turnover rate ††	71%	90%	77%	27%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.02)	$(0.05)	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

57

Financial Highlights (Continued)

PowerShares Dynamic Telecommunications & Wireless Portfolio

	Year Ended April 30,				For the Period December 6, 2005* Through
	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.09	$15.27	$19.77	$16.67	$14.95
Net investment income**	0.28 ^	0.20	0.18	0.22	0.05
Net realized and unrealized gain (loss) on investments	3.77	(4.22)	(4.23)	3.08	1.70
Total from investment operations	4.05	(4.02)	(4.05)	3.30	1.75
Distributions to shareholders from:
Net investment income	(0.27)	(0.16)	(0.23)	(0.20)	(0.03)
Return of capital	—	—	(0.22)	—	—
Total distributions	(0.27)	(0.16)	(0.45)	(0.20)	(0.03)
Net asset value at end of period	$14.87	$11.09	$15.27	$19.77	$16.67
Share price at end of period***	$14.88	$11.09
NET ASSET VALUE, TOTAL RETURN****	36.92%	(26.55)%	(20.96)%	19.93%	11.74%
SHARE PRICE TOTAL RETURN****	37.01%	(26.55)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,848	$14,412	$18,320	$33,606	$31,669
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.66%	0.67%†
Expenses, prior to (Waivers) and/or Recapture	1.25%	1.29%	1.01%	1.12%	0.97%†
Net investment income, after (Waivers) and/or Recapture	2.17%^	1.59%	0.94%	1.24%	0.79%†
Portfolio turnover rate ††	46%	46%	49%	43%	3%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$(0.01)	$(0.02)	$(0.02)	$—

PowerShares Dynamic Utilities Portfolio

	Year Ended April 30,				For the Period October 26, 2005* Through
	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.15	$19.01	$20.54	$16.33	$15.32
Net investment income**	0.52	0.54	0.45	0.44	0.24
Net realized and unrealized gain (loss) on investments	2.04	(5.95)	(1.53)	4.16	0.96
Total from investment operations	2.56	(5.41)	(1.08)	4.60	1.20
Distributions to shareholders from:
Net investment income	(0.75)	(0.45)	(0.45)	(0.39)	(0.19)
Net asset value at end of period	$14.96	$13.15	$19.01	$20.54	$16.33
Share price at end of period***	$14.96	$13.13
NET ASSET VALUE, TOTAL RETURN****	19.79%	(29.00)%	(5.34)%	28.48%	7.82%
SHARE PRICE TOTAL RETURN****	19.97%	(29.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$38,139	$42,071	$39,929	$59,579	$22,861
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.69%†
Expenses, prior to (Waivers) and/or Recapture	0.95%	0.82%	0.86%	0.92%	0.89%†
Net investment income, after (Waivers) and/or Recapture	3.71%	3.44%	2.32%	2.34%	2.62%†
Portfolio turnover rate ††	81%	68%	64%	39%	38%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.17)	$0.00 (a)	$(0.05)	$0.05	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

^  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $2 per share owned of DISH Network Corp., Class A on December 2, 2009. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.19 and 1.53%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

58

Financial Highlights (Continued)

PowerShares NASDAQ Internet Portfolio

	Year Ended April 30, 2010	For the Period June 10, 2008* Through April 30, 2009
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.89	$24.72
Net investment income (loss)**	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	10.22	(6.74)
Total from investment operations	10.10	(6.82)
Distributions to shareholders from:
Return of capital	—	(0.01)
Net asset value at end of period	$27.99	$17.89
Share price at end of period***	$28.01	$17.88
NET ASSET VALUE, TOTAL RETURN****	56.46%	(27.56	)%(a)
SHARE PRICE TOTAL RETURN****	56.65%	(27.60	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,396	$1,789
Ratio to average net assets of:
Expenses	0.60%	0.60	%†
Net investment income (loss)	(0.46)%	(0.51	)%†
Portfolio turnover rate ††	23%	25%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.13)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value, total return from Fund Inception (June 12, 2008, first day of trading on the exchange) to April 30, 2009 was (25.33)%. The share price total return from Fund Inception to April 30, 2009 was (26.53)%.

See Notes to Financial Statements.

59

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2010, the Trust offered sixty-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Basic Materials Sector Portfolio	"Dynamic Basic Materials Sector Portfolio"

PowerShares Dynamic Consumer Discretionary Sector Portfolio	"Dynamic Consumer Discretionary Sector Portfolio"

PowerShares Dynamic Consumer Staples Sector Portfolio	"Dynamic Consumer Staples Sector Portfolio"

PowerShares Dynamic Energy Sector Portfolio	"Dynamic Energy Sector Portfolio"

PowerShares Dynamic Financial Sector Portfolio	"Dynamic Financial Sector Portfolio"

PowerShares Dynamic Healthcare Sector Portfolio	"Dynamic Healthcare Sector Portfolio"

PowerShares Dynamic Industrials Sector Portfolio	"Dynamic Industrials Sector Portfolio"

PowerShares Dynamic Technology Sector Portfolio	"Dynamic Technology Sector Portfolio"

PowerShares Dynamic Telecommunications & Wireless Portfolio	"Dynamic Telecommunications & Wireless Portfolio"

PowerShares Dynamic Utilities Portfolio	"Dynamic Utilities Portfolio"

PowerShares NASDAQ Internet Portfolio	"NASDAQ Internet Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca") except for Shares of the NASDAQ Internet Portfolio, which are listed and traded on the NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that corresponds generally to the price and yield (before the Fund's fees and expenses) of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector IntellidexSM Index

Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector IntellidexSM Index

Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector IntellidexSM Index

Dynamic Energy Sector Portfolio	Dynamic Energy Sector IntellidexSM Index

Dynamic Financial Sector Portfolio	Dynamic Financial Sector IntellidexSM Index

Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector IntellidexSM Index

60

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Fund	Index
Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector IntellidexSM Index

Dynamic Technology Sector Portfolio	Dynamic Technology Sector IntellidexSM Index

Dynamic Telecommunications & Wireless Portfolio	Dynamic Telecommunications & Wireless IntellidexSM Index

Dynamic Utilities Portfolio	Dynamic Utilities IntellidexSM Index

NASDAQ Internet Portfolio	NASDAQ Internet IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely

61

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depository receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. The Funds are not "actively" managed and do not seek returns in excess of their respective Underlying Indices. Therefore, they would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from its Underlying Index.

Non-Diversified Fund Risk. Dynamic Telecommunications & Wireless Portfolio, Dynamic Utilities Portfolio and NASDAQ Internet Portfolio are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. If a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

62

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NASDAQ Internet Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

The NASDAQ Internet Portfolio has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

63

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for NASDAQ Internet Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. The NASDAQ Internet Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.60% of the Fund's average daily net assets and the Adviser has agreed to pay for substantially all expenses of the NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees and distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund other than the NASDAQ Internet Portfolio (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2011. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Excess Expense Agreement does not apply to the NASDAQ Internet Portfolio.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "(Waivers) and/or Recapture." The net amounts of (Waivers) and/or Recapture for the fiscal year ended April 30, 2010 are shown on the Statements of Operations.

64

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2010 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/11	04/30/12	04/30/13
Dynamic Basic Materials Sector Portfolio	$278,289	$91,354	$97,823	$89,112
Dynamic Consumer Discretionary Sector Portfolio	311,864	103,476	106,300	102,088
Dynamic Consumer Staples Sector Portfolio	278,651	98,981	92,029	87,641
Dynamic Energy Sector Portfolio	280,956	90,453	98,690	91,813
Dynamic Financial Sector Portfolio	308,087	104,352	99,362	104,373
Dynamic Healthcare Sector Portfolio	181,178	54,627	68,848	57,703
Dynamic Industrials Sector Portfolio	259,885	88,624	82,709	88,552
Dynamic Technology Sector Portfolio	267,206	89,766	90,118	87,322
Dynamic Telecommunications & Wireless Portfolio	320,811	113,750	104,564	102,497
Dynamic Utilities Portfolio	283,341	97,438	87,648	98,255

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (formerly, Invesco Aim Distributors, Inc.) (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Dynamic Basic Materials Sector Portfolio	NYSE Arca

Dynamic Consumer Discretionary Sector Portfolio	NYSE Arca

Dynamic Consumer Staples Sector Portfolio	NYSE Arca

Dynamic Energy Sector Portfolio	NYSE Arca

Dynamic Financial Sector Portfolio	NYSE Arca

Dynamic Healthcare Sector Portfolio	NYSE Arca

Dynamic Industrials Sector Portfolio	NYSE Arca

Dynamic Technology Sector Portfolio	NYSE Arca

Dynamic Telecommunications & Wireless Portfolio	NYSE Arca

Dynamic Utilities Portfolio	NYSE Arca

NASDAQ Internet Portfolio	NASDAQ OMX Group, Inc.

Each Underlying Index name trademark is owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into a sub-licensing agreement under which the Funds (other than the NASDAQ Internet Portfolio) are required to pay the sub-licensing fees which are shown on the Statements of Operations.

65

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Basic Materials Sector Portfolio
Equity Securities	$48,495,338	$—	$—	$48,495,338
Money Market Fund	64,424	—	—	64,424
Total Investments	48,559,762	—	—	48,559,762
Dynamic Consumer Discretionary Sector Portfolio
Equity Securities	21,338,324	—	—	21,338,324
Money Market Fund	40,694	—	—	40,694
Total Investments	21,379,018	—	—	21,379,018

66

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Consumer Staples Sector Portfolio
Equity Securities	$38,763,029	$—	$—	$38,763,029
Money Market Fund	25,895	—	—	25,895
Total Investments	38,788,924	—	—	38,788,924
Dynamic Energy Sector Portfolio
Equity Securities	38,625,562	—	—	38,625,562
Money Market Fund	59,967	—	—	59,967
Total Investments	38,685,529	—	—	38,685,529
Dynamic Financial Sector Portfolio
Equity Securities	17,528,880	—	—	17,528,880
Money Market Fund	47,491	—	—	47,491
Total Investments	17,576,371	—	—	17,576,371
Dynamic Healthcare Sector Portfolio
Equity Securities	97,634,916	—	—	97,634,916
Money Market Fund	26,276	—	—	26,276
Total Investments	97,661,192	—	—	97,661,192
Dynamic Industrials Sector Portfolio
Equity Securities	32,768,789	—	—	32,768,789
Money Market Fund	58,258	—	—	58,258
Total Investments	32,827,047	—	—	32,827,047
Dynamic Technology Sector Portfolio
Equity Securities	38,974,502	—	—	38,974,502
Money Market Fund	21,405	—	—	21,405
Total Investments	38,995,907	—	—	38,995,907
Dynamic Telecommunications & Wireless Portfolio
Equity Securities	17,846,071	—	—	17,846,071
Money Market Fund	5,097	—	—	5,097
Total Investments	17,851,168	—	—	17,851,168
Dynamic Utilities Portfolio
Equity Securities	38,139,345	—	—	38,139,345
Money Market Fund	47,548	—	—	47,548
Total Investments	38,186,893	—	—	38,186,893
NASDAQ Internet Portfolio
Equity Securities	15,403,620	—	—	15,403,620

67

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2010 and 2009:

	2010		2009
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Dynamic Basic Materials Sector Portfolio	$372,907	$—	$463,180	$—
Dynamic Consumer Discretionary Sector Portfolio	42,516	—	83,601	1,843
Dynamic Consumer Staples Sector Portfolio	710,824	—	473,177	—
Dynamic Energy Sector Portfolio	298,571	—	135,550	—
Dynamic Financial Sector Portfolio	228,052	—	254,006	—
Dynamic Healthcare Sector Portfolio	214,570	116,320	—	—
Dynamic Industrials Sector Portfolio	585,231	—	413,638	—
Dynamic Technology Sector Portfolio	—	—	—	—
Dynamic Telecommunications & Wireless Portfolio	330,581	—	194,232	—
Dynamic Utilities Portfolio	1,469,967	—	1,226,368	—
NASDAQ Internet Portfolio	—	—	—	1,258

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation	Capital Loss Carryforward	Post-October* Deferrals	Shares of Beneficial Interest	Total Net Assets
Dynamic Basic Materials Sector Portfolio	$61,343	$(3,203)	$7,823,715	$(8,524,230)	$(631,187)	$49,790,593	$48,517,031
Dynamic Consumer Discretionary Sector Portfolio	4,603	(2,824)	3,248,021	(3,239,712)	(481,183)	21,816,087	21,344,992
Dynamic Consumer Staples Sector Portfolio	86,475	(3,239)	3,962,570	(6,726,887)	(386,623)	41,839,605	38,771,901
Dynamic Energy Sector Portfolio	10,511	(3,222)	5,843,431	(7,626,791)	(655,594)	41,102,613	38,670,948
Dynamic Financial Sector Portfolio	49,071	(2,973)	2,461,274	(6,850,805)	(1,131,225)	23,013,976	17,539,318
Dynamic Healthcare Sector Portfolio	—	(4,622)	17,040,142	(38,863,014)	(221,898)	119,647,156	97,597,764
Dynamic Industrials Sector Portfolio	41,964	(3,672)	4,761,299	(29,246,732)	(1,435,014)	58,661,206	32,779,051
Dynamic Technology Sector Portfolio	—	(3,327)	4,708,968	(18,345,136)	—	52,581,462	38,941,967
Dynamic Telecommunications & Wireless Portfolio	83,125	(2,973)	2,061,349	(10,585,262)	(493,891)	26,785,598	17,847,946
Dynamic Utilities Portfolio	213,232	(3,441)	1,506,864	(9,807,708)	(348,963)	46,578,792	38,138,776
NASDAQ Internet Portfolio	—	—	2,268,351	(97,858)	(78,986)	13,304,249	15,395,756

*  Capital losses incurred after October 31 ("Post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

68

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

The following Funds have capital loss carryforward amounts as of April 30, 2010, which expire on April 30 of each year listed below:

	2015	2016	2017	2018	Total*
Dynamic Basic Materials Sector Portfolio	$—	$205,528	$3,783,798	$4,534,904	$8,524,230
Dynamic Consumer Discretionary Sector Portfolio**	—	1,246,058	1,993,654	—	3,239,712
Dynamic Consumer Staples Sector Portfolio	—	634,544	2,156,980	3,935,363	6,726,887
Dynamic Energy Sector Portfolio	—	880,885	2,869,667	3,876,239	7,626,791
Dynamic Financial Sector Portfolio	—	614,940	1,821,971	4,413,894	6,850,805
Dynamic Healthcare Sector Portfolio	—	2,234,184	17,890,879	18,737,951	38,863,014
Dynamic Industrials Sector Portfolio	—	1,476,057	6,525,387	21,245,288	29,246,732
Dynamic Technology Sector Portfolio	—	2,465,875	8,220,697	7,658,564	18,345,136
Dynamic Telecommunications & Wireless Portfolio	1,394,222	1,538,650	3,596,484	4,055,906	10,585,262
Dynamic Utilities Portfolio	430,964	2,124,736	1,366,073	5,885,935	9,807,708
NASDAQ Internet Portfolio	—	—	2,112	95,746	97,858

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

**  During the year ended April 30, 2010, the Dynamic Consumer Discretionary Sector Portfolio utilized capital loss carryforwards of $3,603 to offset realized gains.

Note 6. Investment Transactions

For the fiscal year ended April 30, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Basic Materials Sector Portfolio	$16,875,356	$15,391,795
Dynamic Consumer Discretionary Sector Portfolio	13,240,821	13,381,887
Dynamic Consumer Staples Sector Portfolio	26,373,698	26,669,327
Dynamic Energy Sector Portfolio	25,414,341	20,569,477
Dynamic Financial Sector Portfolio	17,202,904	16,539,610
Dynamic Healthcare Sector Portfolio	74,243,891	68,842,372
Dynamic Industrials Sector Portfolio	61,609,687	66,055,542
Dynamic Technology Sector Portfolio	27,291,633	24,482,752
Dynamic Telecommunications & Wireless Portfolio	7,624,658	7,524,938
Dynamic Utilities Portfolio	25,435,609	26,051,622
NASDAQ Internet Portfolio	2,157,275	2,141,476

For the fiscal year ended April 30, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Basic Materials Sector Portfolio	$34,501,676	$19,329,653
Dynamic Consumer Discretionary Sector Portfolio	23,235,221	20,577,552
Dynamic Consumer Staples Sector Portfolio	24,091,519	32,542,147
Dynamic Energy Sector Portfolio	38,513,304	43,232,084
Dynamic Financial Sector Portfolio	15,248,626	16,722,192
Dynamic Healthcare Sector Portfolio	70,201,215	80,878,111
Dynamic Industrials Sector Portfolio	106,762,466	148,039,264

69

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

	Securities Received	Securities Delivered
Dynamic Technology Sector Portfolio	$45,982,310	$46,673,705
Dynamic Telecommunications & Wireless Portfolio	14,860,766	16,526,312
Dynamic Utilities Portfolio	36,710,974	44,075,488
NASDAQ Internet Portfolio	12,718,476	2,601,003

Gains and (losses) on in-kind transactions are generally not considered taxable gains/(losses) for Federal income tax purposes.

At April 30, 2010, the aggregate cost and the net unrealized appreciation of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Basic Materials Sector Portfolio	$40,736,047	$7,823,715	$8,226,466	$(402,751)
Dynamic Consumer Discretionary Sector Portfolio	18,130,997	3,248,021	3,323,223	(75,202)
Dynamic Consumer Staples Sector Portfolio	34,826,354	3,962,570	4,294,908	(332,338)
Dynamic Energy Sector Portfolio	32,842,098	5,843,431	6,204,770	(361,339)
Dynamic Financial Sector Portfolio	15,115,097	2,461,274	2,510,780	(49,506)
Dynamic Healthcare Sector Portfolio	80,621,050	17,040,142	17,870,554	(830,412)
Dynamic Industrials Sector Portfolio	28,065,748	4,761,299	5,114,058	(352,759)
Dynamic Technology Sector Portfolio	34,286,939	4,708,968	5,147,537	(438,569)
Dynamic Telecommunications & Wireless Portfolio	15,789,819	2,061,349	2,308,475	(247,126)
Dynamic Utilities Portfolio	36,680,029	1,506,864	2,579,160	(1,072,296)
NASDAQ Internet Portfolio	13,135,269	2,268,351	2,570,684	(302,333)

Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on April 30, 2010, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April, 30, 2010, the reclassifications were as follow:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dynamic Basic Materials Sector Portfolio	$(46,497)	$(4,302,307)	$4,348,804
Dynamic Consumer Discretionary Sector Portfolio	12,574	(3,921,704)	3,909,130
Dynamic Consumer Staples Sector Portfolio	93,966	(5,557,860)	5,463,894
Dynamic Energy Sector Portfolio	20,396	(6,331,323)	6,310,927
Dynamic Financial Sector Portfolio	1,004	(1,295,359)	1,294,355
Dynamic Healthcare Sector Portfolio	112,627	(13,533,010)	13,420,383
Dynamic Industrials Sector Portfolio	152,197	(19,040,503)	18,888,306

70

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2010

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dynamic Technology Sector Portfolio	$94,785	$(10,384,373)	$10,289,588
Dynamic Telecommunications & Wireless Portfolio	20,416	(2,745,105)	2,724,689
Dynamic Utilities Portfolio	377,901	(1,117,110)	739,209
NASDAQ Internet Portfolio	94,690	(716,582)	621,892

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. With respect to the NASDAQ Internet Portfolio, the Adviser, as result of the unitary management fee, pays for such compensation. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

71

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2010, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
June 28, 2010

72

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2010:

Federal Income Tax Information

	Qualified dividend income*	Corporate dividends- received deduction*
Dynamic Basic Materials Sector Portfolio	100%	100%
Dynamic Consumer Discretionary Sector Portfolio	100%	100%
Dynamic Consumer Staples Sector Portfolio	100%	100%
Dynamic Energy Sector Portfolio	100%	100%
Dynamic Financial Sector Portfolio	100%	100%
Dynamic Healthcare Sector Portfolio	100%	100%
Dynamic Industrials Sector Portfolio	100%	100%
Dynamic Technology Sector Portfolio	0%	0%
Dynamic Telecommunications & Wireless Portfolio	100%	100%
Dynamic Utilities Portfolio	100%	100%
NASDAQ Internet Portfolio	0%	0%

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

73

Proxy Results

A Special Meeting of Shareholders was held on March 22, 2010 to elect seven individuals to the Board of Trustees of PowerShares Exchange-Traded Fund Trust.

The results of the voting on the above matter were as follows:

Trustees	Votes For	Withheld/ Abstentions*
Ronn R. Bagge	426,624,761	8,241,402
Todd J. Barre	426,876,044	7,990,119
H. Bruce Bond	426,681,223	8,184,940
Kevin M. Carome	425,386,415	9,479,748
Marc M. Kole	426,529,715	8,336,448
Philip M. Nussbaum	426,531,618	8,334,545
Donald H. Wilson	426,691,769	8,174,394

  *  Includes Non-Votes.

74

Trustees and Officers

The Independent Trustees, the Trustees who are affiliated with the Adviser (the "Interested Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and officers information is current as of April 30, 2010.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (52) YQA Capital Management LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	111	None

Todd J. Barre (52) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank	111	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

75

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	111	None

Philip M. Nussbaum (48) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (2004-Present); formerly Managing Director, Communication Institute (2002-2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (1994-1999)	111	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

76

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	111	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

77

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2003	Chairman, Invesco Power-Shares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	111	None

Kevin M. Carome (53) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	111	None

  *  This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2010, the Fund Complex consisted of the Trust's 62 portfolios and three other exchange-traded fund trusts with 49 portfolios advised by the Adviser.

78

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (35) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (55) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer and Secretary	Treasurer since 2006; Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly, principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicago land area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (28) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008-Present); formerly, Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

79

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco PowerShares Capital Management LLC 11 Greenway Plaza Suite 100 Houston, Texas 77046	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers, Inc. (formerly Invesco Institutional, (N.A.), Inc. – registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly: Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. – registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

80

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 15, 2010, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 57 series (each, a "Fund" and collectively, the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback Achievers(TM) Portfolio

PowerShares Cleantech Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares DWA Technical Leaders Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares WilderHill Progressive Energy Portfolio

81

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2009. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance, including a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for tracking error for certain PowerShares funds, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that each Fund's correlation was within the targeted range set forth in the Trust's registration statement and that, for each Fund other than PowerShares Global Listed Private Equity Portfolio, the tracking error was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares Global Listed Private Equity Portfolio's tracking error. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund is:

•  0.50% of the Fund's average net assets, for each Fund other than PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dividend Achievers(TM) Portfolio, PowerShares International Dividend Achievers(TM) Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio;

82

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

•  0.40% of the Fund's average net assets, for each of PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio; and

•  0.29% of the Fund's average net assets, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio.

The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay expenses (an "Expense Cap") to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund's average daily net assets, at least until August 31, 2011, as set forth below:

•  0.60%, excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio;

•  0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio;

•  0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio; and

•  0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each other Fund.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

•  higher than the median advisory fee of its ETF peer funds (except for the advisory fee of each of PowerShares Financial Preferred Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares International Dividend Achievers(TM) Portfolio, which was lower than the median advisory fee of its ETF peer funds); and

•  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares DWA Technical Leaders Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares International Dividend Achievers(TM) Portfolio, PowerShares Value Line Industry Rotation Portfolio and PowerShares Value Line Timeliness Select Portfolio, which was equal to or lower than the median advisory fee of its open-end index peer funds, and there was no comparable data for PowerShares Dynamic Basic Materials Sector Portfolio); but

•  lower than the median advisory fee of its open-end actively-managed peer funds.

83

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees determined that the advisory fees were reasonable, noting the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratio for each Fund was:

•  higher than the median expense ratio of its ETF peer funds (except for the net expense ratio of each of PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares International Dividend AchieversTM Portfolio, which was less than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the net expense ratio of each of PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Oil and Gas Services Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Financial Preferred Portfolio and PowerShares Global Listed Private Equity Portfolio, which was lower than the median expense ratio of its open-end index peer funds, and there was no comparable data for PowerShares Dynamic Basic Materials Sector Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds.

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund's Expense Cap) were reasonable and appropriate in light of the services provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio and expense limitation agreed to by the Adviser. The Trustees noted that, for Funds whose expenses are higher than their respective Expense Caps, any reduction in that Fund's expenses would be enjoyed by the Adviser, but that Fund shareholders benefit from the lower expense ratio as a result of the Fund's Expense Cap. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund, other than PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap. The Trustees considered whether the advisory fee rate for each Fund was reasonable in

84

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate, noting the Fund expenses the Adviser has borne as a result of the Expense Cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

85

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 15, 2010, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following five series (each, a "Fund" and collectively, the "Funds"):

PowerShares FTSE NASDAQ Small Cap Portfolio

PowerShares NASDAQ Internet Portfolio

PowerShares NASDAQ-100 BuyWrite Portfolio

PowerShares NXQ Portfolio

PowerShares S&P 500 BuyWrite Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2009. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance, including a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for tracking error for certain PowerShares funds, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that, in each case, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that

86

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

the annual unitary advisory fee is 0.70% for each of PowerShares FTSE NASDAQ Small Cap Portfolio and PowerShares NXQ Portfolio, 0.60% for PowerShares NASDAQ Internet Portfolio and 0.75% for each of PowerShares NASDAQ-100 BuyWrite Portfolio and PowerShares S&P 500 BuyWrite Portfolio, and that the Adviser pays all other expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest and extraordinary expenses.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that: the advisory fee for PowerShares FTSE NASDAQ Small Cap Portfolio was higher than the median expense ratios of its ETF peer funds and open-end index peer funds, but lower than the median expense ratio of its open-end actively-managed peer funds; the advisory fee for PowerShares NASDAQ Internet Portfolio was equal to or lower than the median expense ratio of its ETF peer funds and open-end actively-managed peer funds, but higher than its open-end index peer funds; the advisory fee for each of PowerShares NASDAQ-100 BuyWrite Portfolio and PowerShares S&P 500 BuyWrite Portfolio was equal to or lower than the median expense ratio for each of its peer group funds; and the advisory fee for PowerShares NXQ Portfolio was higher than the median expense ratio of its ETF peer funds, but lower than the median expense ratios of its open-end index peer funds and open-end actively-managed peer funds. The Trustees noted that each Fund's advisory fee was reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-AR-3

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer.  This Code is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has three “audit committee financial experts” serving on its audit committee: Mr. Marc M. Kole, Mr. Philip M. Nussbaum, and Mr. Donald H. Wilson. Each of these audit committee members is “independent,” meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in the capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers (“PWC”) billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed by PWC for Services Rendered to the Registrant for fiscal year end 2010	Percentage of Services Approved for fiscal year end 2010 Pursuant to Waiver of Pre- Approval Requirement(1)	Fees Billed by PWC for Services Rendered to the Registrant for fiscal year end 2009	Percentage of Services Approved for fiscal year end 2009 Pursuant to Waiver of Pre- Approval Requirement(1)

Audit Fees	$1,054,000	N/A	$1,278,000	N/A
Audit-Related Fees(2)	$0	0%	$11,250	0%
Tax Fees(3)	$542,250	0%	$561,550	0%
All Other Fees	$0	0%	$0	0%
Total Fees	$1,596,250	0%	$1,850,800	0%

PWC billed the Registrant aggregate fees of $542,250 for the fiscal year ended 2010 and $572,800 for the fiscal year ended 2009, for non-audit services rendered to the Registrant.

(1)           For the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during the fiscal year in which the services are provided; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)           Audit-Related Fees for the fiscal year ended April 30, 2009 included fees billed for reviewing certain registration statements, of which $6,000 was ratified by the Audit Committee following the rendering of such services.

(3)           Tax fees for the fiscal year ended April 30, 2010 includes fees billed for reviewing tax returns, excise tax returns and excise distribution calculations in addition to preparing the final tax returns for the thirteen liquidating portfolios. Tax fees for the fiscal year ended April 30, 2009 included fees billed for reviewing tax returns and for providing tax consultation services for the PowerShares Dynamic Oil & Gas Services Portfolio.

PWC did not bill any fees for non-audit services rendered to the Registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for the fiscal years ended April 30, 2010 and April 30, 2009.

Audit Committee Pre Approval Policies and Procedures

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As Adopted by the Audit Committee of

the PowerShares Funds (the “Funds”)

June 26, 2009

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”).  As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting.  The SEC Rules also specify the types of services that an Auditor may not provide to its audit client.  The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”).  As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made.  The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee.  The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services for engagements of less than $20,000.  All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements.  The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide.  Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations.  The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.               Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:

a.               The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.              Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.               Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and

3.               Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee.  Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made.  The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor.  The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered.  The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed at the next quarterly scheduled Audit Committee meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service.

The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures.  The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring.  Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•                  Bookkeeping or other services related to the accounting records or financial statements of the audit client

•                  Financial information systems design and implementation

•                  Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•                  Actuarial services

•                  Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•                  Management functions

•                  Human resources

•                  Broker-dealer, investment adviser, or investment banking services

•                  Legal services

•                  Expert services unrelated to the audit

•                  Any service or product provided for a contingent fee or a commission

•                  Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•                  Tax services for persons in financial reporting oversight roles at the Fund

•                  Any other service that the Public Company Oversight Board determines by regulation is impermissible.

PwC advised the Registrant’s Audit Committee that PwC had identified a matter for consideration under the SEC’s auditor independence rules.  PwC stated that an immediate family member of an employee of PwC had invested in an affiliate of the Registrant, which constituted an investment in an affiliate of an audit client in violation of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its independence had not been adversely affected by this matter as it related to the audit of the Registrant.  In reaching this conclusion, PwC noted that during the time of its audit the engagement team was not aware of the investment, the violation was inadvertent, the violation was self-reported upon discovery and the investment disposed of, and the PwC employee was not involved in the Registrant’s audit.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of the independent trustees. The Audit Committee members are Ronn R. Bagge, Todd J. Barre, Marc M. Kole, Philip M. Nussbaum, and Donald H. Wilson.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)                              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)       Code of Ethics.

(a)(2)       Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)           Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg

Title:	President

Date:	June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg

Title:	President

Date:	June 28, 2010

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan

Title:	Treasurer

Date:	June 28, 2010